UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23820

Morgan Stanley ETF Trust
 (Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036
(Address of Principal Executive Offices)

Deidre E. Walsh
One Post Office Square, Boston, Massachusetts 02109
 (Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number)

September 30,
 Date of Fiscal Year End

March 31, 2026
Date of Reporting Period

__________________________________________________________________________________

Item 1. Reports to Stockholders

(a)
Morgan Stanley ETF Trust -  Calvert International Responsible Index ETF

CVIE | NYSE Arca

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert International Responsible Index ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVIE	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$311,538,921
# of Portfolio Holdings	739
Portfolio Turnover Rate	5%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	0.2%
Energy	1.1%
Real Estate	1.5%
Utilities	3.5%
Communication Services	4.1%
Consumer Staples	6.1%
Materials	6.7%
Consumer Discretionary	7.3%
Health Care	8.7%
Industrials	16.6%
Information Technology	18.9%
Financials	25.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
Samsung Electronics Co. Ltd.	2.2%
ASML Holding NV	2.0%
AstraZeneca plc	1.3%
SK hynix, Inc.	1.2%
Novartis AG	1.2%
Roche Holding AG	1.1%
HSBC Holdings plc	1.1%
Nestle SA	1.1%
Royal Bank of Canada	0.9%
Total	17.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CVIE-TSR-SAR

Morgan Stanley ETF Trust -  Calvert Ultra-Short Investment Grade ETF

CVSB | NYSE Arca

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert Ultra-Short Investment Grade ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVSB	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$201,056,915
# of Portfolio Holdings	242
Portfolio Turnover Rate	54%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
8.3%
AA
32.4%
A
25.3%
BBB
26.6%
Not Rated
2.3%
Cash & Equivalents
5.1%

Table Summary
Value	Value
Cash & Equivalents	5.1%
Not Rated	2.3%
BBB	26.6%
A	25.3%
AA	32.4%
AAA	8.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Commercial Papers	0.5%
Investment Company	4.8%
Asset-Backed Securities	11.8%
U.S. Government and Agency Securities	13.3%
Commercial Mortgage-Backed Securities	13.3%
Corporate Bonds	56.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2026

CVSB-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Calvert US Large-Cap Core Responsible Index ETF

CVLC | NYSE Arca

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Large-Cap Core Responsible Index ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVLC	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$699,906,140
# of Portfolio Holdings	785
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	0.3%
Energy	0.5%
Utilities	2.1%
Materials	2.5%
Real Estate	2.9%
Consumer Staples	5.6%
Communication Services	8.4%
Consumer Discretionary	8.7%
Health Care	10.4%
Industrials	11.6%
Financials	13.7%
Information Technology	33.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.3%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.5%
Eli Lilly & Co.	1.4%
Walmart, Inc.	1.0%
Visa, Inc., Class A	1.0%
Total	34.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CVLC-TSR-SAR

Morgan Stanley ETF Trust -  Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

CDEI | NYSE Arca

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CDEI	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$15,503,718
# of Portfolio Holdings	270
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	0.2%
Materials	0.4%
Energy	0.5%
Real Estate	1.6%
Utilities	2.4%
Industrials	5.1%
Consumer Staples	5.3%
Consumer Discretionary	6.1%
Health Care	11.0%
Communication Services	11.4%
Financials	16.4%
Information Technology	39.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	8.9%
Apple, Inc.	8.2%
Alphabet, Inc., Class A	7.1%
Microsoft Corp.	6.5%
JPMorgan Chase & Co.	3.4%
Amazon.com, Inc.	3.3%
Eli Lilly & Co.	3.1%
Visa, Inc., Class A	2.5%
Mastercard, Inc., Class A	2.0%
Netflix, Inc.	2.0%
Total	47.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CDEI-TSR-SAR

Morgan Stanley ETF Trust -  Calvert US Mid-Cap Core Responsible Index ETF

CVMC | NYSE Arca

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Mid-Cap Core Responsible Index ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVMC	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$83,189,651
# of Portfolio Holdings	623
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	0.3%
Energy	1.2%
Communication Services	2.9%
Materials	4.0%
Consumer Staples	6.1%
Utilities	6.4%
Real Estate	6.9%
Consumer Discretionary	9.2%
Health Care	11.0%
Financials	14.2%
Information Technology	16.5%
Industrials	21.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Corning, Inc.	0.9%
Vertiv Holdings Co., Class A	0.8%
Western Digital Corp.	0.8%
Marvell Technology, Inc.	0.8%
Sandisk Corp.	0.8%
Seagate Technology Holdings plc	0.8%
Quanta Services, Inc.	0.7%
Cummins, Inc.	0.7%
Ross Stores, Inc.	0.6%
General Motors Co.	0.6%
Total	7.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CVMC-TSR-SAR

Morgan Stanley ETF Trust -  Eaton Vance Floating-Rate ETF

EVLN | NYSE Arca

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Floating-Rate ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVLN	$30	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,283,962,149
# of Portfolio Holdings	428
Portfolio Turnover Rate	41%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Financial Services 11.4%
Software 10.6%
Health Care Providers & Services 9.0%
Insurance 5.8%
Commercial Services & Supplies 5.6%
Machinery 4.3%
Hotels, Restaurants & Leisure 3.6%
Capital Markets 3.3%
Construction & Engineering 3.0%
Others 43.4%

Table Summary
Value	Value
Others	43.4%
Construction & Engineering	3.0%
Capital Markets	3.3%
Hotels, Restaurants & Leisure	3.6%
Machinery	4.3%
Commercial Services & Supplies	5.6%
Insurance	5.8%
Health Care Providers & Services	9.0%
Software	10.6%
Financial Services	11.4%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Investment Companies	0.1%
Common Stocks	0.1%
Investment Company	4.0%
Corporate Bonds	5.6%
Asset-Backed Securities	8.9%
Variable Rate Senior Loan Interests	81.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2026

EVLN-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance High Income Municipal ETF

EVYM | NASDAQ

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance High Income Municipal ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVYM	$20	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$49,683,381
# of Portfolio Holdings	101
Portfolio Turnover Rate	53%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AA
4.6%
A
6.4%
BBB
19.2%
BB
24.6%
B
1.8%
Not Rated
39.4%
Cash & Equivalents
4.0%

Table Summary
Value	Value
Cash & Equivalents	4.0%
Not Rated	39.4%
B	1.8%
BB	24.6%
BBB	19.2%
A	6.4%
AA	4.6%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	0.1%
Certificate of Participation/Lease	0.2%
Water & Sewer	1.6%
Housing	3.6%
Hospital	4.9%
General Obligation	8.5%
Transportation	8.8%
Education	18.2%
Other Revenue	54.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2026

EVYM-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance High Yield ETF

EVHY | NYSE Arca

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance High Yield ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVHY	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$33,659,649
# of Portfolio Holdings	297
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

BBB
9.7%
BB
59.5%
B
28.9%
CCC
0.2%
Cash & Equivalents
1.7%

Table Summary
Value	Value
Cash & Equivalents	1.7%
CCC	0.2%
B	28.9%
BB	59.5%
BBB	9.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	2.9%
Real Estate	0.4%
Information Technology	4.5%
Consumer Staples	5.2%
Utilities	6.4%
Materials	6.8%
Energy	7.6%
Communication Services	8.1%
Financials	9.0%
Health Care	10.3%
Industrials	18.6%
Consumer Discretionary	20.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2026

EVHY-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Income Opportunities ETF

XAGG | NYSE Arca

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Income Opportunities ETF for the period of November 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XAGG	$20	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$860,869,999
# of Portfolio Holdings	748
Portfolio Turnover Rate	112%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
0.4%
AA
48.7%
A
1.2%
BBB
8.4%
BB
21.0%
B
11.9%
CCC
3.3%
CC
0.5%
D
0.2%
Not Rated
10.6%
Cash & Equivalents
-6.2%

Table Summary
Value	Value
Cash & Equivalents	-6.2%
Not Rated	10.6%
D	0.2%
CC	0.5%
CCC	3.3%
B	11.9%
BB	21.0%
BBB	8.4%
A	1.2%
AA	48.7%
AAA	0.4%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Purchased Options	0.0%Footnote Reference*
Convertible Bonds	0.2%
Common Stocks	0.4%
U.S. Government and Agency Securities	1.0%
Asset-Backed Securities	5.7%
Foreign Government and Agency Securities	7.5%
Investment Company	15.3%
Mortgage-Backed Securities	22.4%
Commercial Mortgage-Backed Securities	22.8%
Corporate Bonds	24.7%
Footnote	Description
Footnote*	Less than 0.05%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2026

XAGG-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Intermediate Municipal Income ETF

EVIM | NYSE Arca

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Intermediate Municipal Income ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVIM	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$199,087,554
# of Portfolio Holdings	245
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
11.1%
AA
39.8%
A
19.8%
BBB
4.7%
BB
3.3%
Not Rated
3.6%
Cash & Equivalents
17.7%

Table Summary
Value	Value
Cash & Equivalents	17.7%
Not Rated	3.6%
BB	3.3%
BBB	4.7%
A	19.8%
AA	39.8%
AAA	11.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	2.8%
Housing	0.6%
Other	1.0%
Certificate of Participation/Lease	1.1%
Utility	4.6%
Water & Sewer	8.4%
Education	9.7%
Hospital	9.8%
Transportation	10.0%
General Obligation	20.5%
Other Revenue	31.5%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2026

EVIM-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Mortgage Opportunities ETF

EVMO | NYSE Arca

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Mortgage Opportunities ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVMO	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$864,969,935
# of Portfolio Holdings	721
Portfolio Turnover Rate	95%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
8.4%
AA
47.7%
A
4.7%
BBB
2.6%
BB
1.5%
B
1.0%
CCC
1.5%
CC
0.2%
D
0.0%*
Not Rated
41.3%
Cash & Equivalents
-8.9%

Table Summary
Value	Value
Cash & Equivalents	-8.9%
Not Rated	41.3%
D	0.0%Footnote Reference*
CC	0.2%
CCC	1.5%
B	1.0%
BB	1.5%
BBB	2.6%
A	4.7%
AA	47.7%
AAA	8.4%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.
Footnote*	Less than 0.05%

Asset Allocation (% of total investments)

Table Summary
Value	Value
Investment Company	0.2%
Corporate Bonds	3.3%
U.S. Government and Agency Securities	7.6%
Asset-Backed Securities	20.9%
Mortgage-Backed Securities	30.7%
Commercial Mortgage-Backed Securities	37.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2026

EVMO-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Preferred Securities and Income ETF

EVPF | NASDAQ

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Preferred Securities and Income ETF for the period of March 3, 2026 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
EVPF	$2	0.19%Footnote Reference1
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operations for the full six months.
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$17,722,039
# of Portfolio Holdings	64
Portfolio Turnover Rate	0%Footnote Reference†
Footnote	Description
Footnote†	Amount is less than 0.5%.

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

A
3.9%
BBB
82.1%
BB
11.9%
B
0.6%
Cash & Equivalents
1.5%

Table Summary
Value	Value
Cash & Equivalents	1.5%
B	0.6%
BB	11.9%
BBB	82.1%
A	3.9%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Investment Company	7.4%
Preferred Stocks	13.0%
Corporate Bonds	79.6%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2026

EVPF-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Short Duration Income ETF

EVSD | NASDAQ

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Short Duration Income ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSD	$11	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,144,046,630
# of Portfolio Holdings	551
Portfolio Turnover Rate	58%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
9.2%
AA
35.4%
A
18.9%
BBB
24.8%
BB
3.1%
B
0.2%
CC
0.1%
Not Rated
7.1%
Cash & Equivalents
1.2%

Table Summary
Value	Value
Cash & Equivalents	1.2%
Not Rated	7.1%
CC	0.1%
B	0.2%
BB	3.1%
BBB	24.8%
A	18.9%
AA	35.4%
AAA	9.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Foreign Government and Agency Securities	0.2%
Mortgage-Backed Securities	4.9%
Investment Companies	9.3%
U.S. Government and Agency Securities	13.6%
Commercial Mortgage-Backed Securities	15.3%
Asset-Backed Securities	16.5%
Corporate Bonds	40.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2026

EVSD-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Short Duration Municipal Income ETF

EVSM | NYSE Arca

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Short Duration Municipal Income ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSM	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$688,317,642
# of Portfolio Holdings	349
Portfolio Turnover Rate	12%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
12.1%
AA
39.1%
A
21.0%
BBB
3.8%
BB
2.2%
Not Rated
3.6%
Cash & Equivalents
18.2%

Table Summary
Value	Value
Cash & Equivalents	18.2%
Not Rated	3.6%
BB	2.2%
BBB	3.8%
A	21.0%
AA	39.1%
AAA	12.1%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	1.2%
Housing	0.2%
Certificate of Participation/Lease	0.6%
Other	1.5%
Utility	4.6%
Water & Sewer	5.1%
Education	9.0%
Transportation	10.9%
Hospital	12.2%
General Obligation	13.4%
Other Revenue	41.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2026

EVSM-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Total Return Bond ETF

EVTR | NYSE

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Total Return Bond ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVTR	$16	0.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,939,030,303
# of Portfolio Holdings	919
Portfolio Turnover Rate	148%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
6.6%
AA
65.8%
A
7.8%
BBB
18.2%
BB
4.9%
B
2.8%
CCC
0.1%
CC
0.1%
Not Rated
4.4%
Cash & Equivalents
-10.7%

Table Summary
Value	Value
Cash & Equivalents	-10.7%
Not Rated	4.4%
CC	0.1%
CCC	0.1%
B	2.8%
BB	4.9%
BBB	18.2%
A	7.8%
AA	65.8%
AAA	6.6%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Convertible Bonds	0.0%Footnote Reference*
Foreign Government and Agency Securities	1.0%
Investment Companies	4.8%
Asset-Backed Securities	9.8%
Commercial Mortgage-Backed Securities	11.8%
Mortgage-Backed Securities	22.4%
Corporate Bonds	23.1%
U.S. Government and Agency Securities	27.1%
Footnote	Description
Footnote*	Less than 0.05%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2026

EVTR-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Eaton Vance Ultra-Short Income ETF

EVSB | NYSE Arca

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Ultra-Short Income ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSB	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$186,417,105
# of Portfolio Holdings	260
Portfolio Turnover Rate	71%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Credit Quality (% of net assets)Footnote Referencea

AAA
8.8%
AA
32.3%
A
24.2%
BBB
28.4%
BB
1.0%
Not Rated
4.2%
Cash & Equivalents
1.1%

Table Summary
Value	Value
Cash & Equivalents	1.1%
Not Rated	4.2%
BB	1.0%
BBB	28.4%
A	24.2%
AA	32.3%
AAA	8.8%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Commercial Papers	0.5%
Investment Companies	2.2%
U.S. Government and Agency Securities	10.0%
Asset-Backed Securities	15.5%
Commercial Mortgage-Backed Securities	16.7%
Corporate Bonds	55.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2026

EVSB-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Parametric Equity Plus ETF

PEPS | NASDAQ

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Equity Plus ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PEPS	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$23,804,384
# of Portfolio Holdings	217
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	2.9%
Other	0.9%
Real Estate	1.6%
Materials	2.2%
Utilities	2.6%
Energy	3.8%
Consumer Staples	5.1%
Industrials	8.5%
Health Care	9.3%
Consumer Discretionary	9.5%
Communication Services	10.6%
Financials	11.8%
Information Technology	31.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	6.7%
Apple, Inc.	6.3%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.2%
Tesla, Inc.	1.9%
JPMorgan Chase & Co.	1.6%
Total	35.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2026

PEPS-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Parametric Equity Premium Income ETF

PAPI | NYSE Arca

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Equity Premium Income ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PAPI	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$345,977,689
# of Portfolio Holdings	195
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	1.8%
Communication Services	5.4%
Consumer Discretionary	9.5%
Information Technology	9.5%
Industrials	9.7%
Financials	9.8%
Consumer Staples	10.0%
Health Care	10.2%
Materials	10.4%
Utilities	10.4%
Energy	13.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Patterson-UTI Energy, Inc.	0.8%
Permian Resources Corp., Class A	0.8%
Corning, Inc.	0.8%
Valero Energy Corp.	0.7%
LyondellBasell Industries NV, Class A	0.7%
Noble Corp. plc	0.7%
Phillips 66	0.7%
Magnolia Oil & Gas Corp., Class A	0.7%
Chord Energy Corp.	0.7%
Exxon Mobil Corp.	0.7%
Total	7.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2026

PAPI-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

Morgan Stanley ETF Trust -  Parametric Hedged Equity ETF

PHEQ | NYSE Arca

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Hedged Equity ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request  this information by contacting us at 1-800-836-2414.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PHEQ	$14	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$121,742,740
# of Portfolio Holdings	212
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Sector¯SECTOR DIVERSIFICATION	3/31/2026
Short Term Investments	1.2%
Real Estate	1.6%
Materials	2.0%
Utilities	2.5%
Other	3.1%
Energy	4.2%
Consumer Staples	5.2%
Industrials	8.5%
Health Care	9.0%
Consumer Discretionary	9.4%
Communication Services	10.3%
Financials	11.6%
Information Technology	31.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Microsoft Corp.	4.6%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.6%
Broadcom, Inc.	2.5%
Meta Platforms, Inc., Class A	2.2%
Tesla, Inc.	1.8%
Exxon Mobil Corp.	1.7%
Total	35.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements, and holdings, please scan the QR code or visit morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address.  Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-836-2414 or by contacting your financial intermediary.  Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report March 31, 2026

PHEQ-TSR-SAR

Not FDIC Insured | May Lose Value | No Bank Guarantee

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Morgan Stanley
ETF Trust
Semi-Annual Financial Statements and Additional Information | March 31, 2026
Morgan Stanley
Investment Management
Ticker Symbol
Ticker Symbol
Calvert International Responsible Index ETF CVIE
Calvert Ultra-Short Investment Grade ETF CVSB
Calvert US Large-Cap Core Responsible Index ETF CVLC
Calvert US Large-Cap Diversity, Equity and
Inclusion Index ETF CDEI
Calvert US Mid-Cap Core Responsible Index ETF CVMC
Eaton Vance Floating-Rate ETF EVLN
Eaton Vance High Income Municipal ETF EVYM
Eaton Vance High Yield ETF EVHY
Eaton Vance Income Opportunities ETF XAGG
Eaton Vance Intermediate Municipal Income ETF EVIM
Eaton Vance Mortgage Opportunities ETF EVMO
Eaton Vance Preferred Securities and Income ETF EVPF
Eaton Vance Short Duration Income ETF EVSD
Eaton Vance Short Duration Municipal Income ETF EVSM
Eaton Vance Total Return Bond ETF EVTR
Eaton Vance Ultra-Short Income ETF EVSB
Parametric Equity Plus ETF PEPS
Parametric Equity Premium Income ETF PAPI
Parametric Hedged Equity ETF PHEQ

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2026 (unaudited)
Table of Contents (unaudited)

Items 6 and 7 of Form N-CSR:
Portfolio of Investments
Calvert International Responsible Index ETF
...........................................................
3
Calvert Ultra-Short Investment Grade ETF
.............................................................
11
Calvert US Large-Cap Core Responsible Index ETF
....................................................
18
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
........................................
27
Calvert US Mid-Cap Core Responsible Index ETF
......................................................
31
Eaton Vance Floating-Rate ETF
.......................................................................
39
Eaton Vance High Income Municipal ETF
..............................................................
56
Eaton Vance High Yield ETF
..........................................................................
60
Eaton Vance Income Opportunities ETF
...............................................................
67
Eaton Vance Intermediate Municipal Income ETF
......................................................
86
Eaton Vance Mortgage Opportunities ETF
............................................................
94
Eaton Vance Preferred Securities and Income ETF
....................................................
106
Eaton Vance Short Duration Income ETF
..............................................................
108
Eaton Vance Short Duration Municipal Income ETF
....................................................
121
Eaton Vance Total Return Bond ETF
..................................................................
132
Eaton Vance Ultra-Short Income ETF
..................................................................
151
Parametric Equity Plus ETF
..........................................................................
159
Parametric Equity Premium Income ETF
..............................................................
164
Parametric Hedged Equity ETF
.......................................................................
168
Statements of Assets and Liabilities
.....................................................................
173
Statements of Operations
...............................................................................
178
Statements of Changes in Net Assets
...................................................................
184
Financial Highlights
.....................................................................................
197
Notes to Financial Statements
...........................................................................
217

Morgan Stanley ETF Trust
Semi-Annual Report — March 31, 2026 (unaudited)
Table of Contents (unaudited) (cont’d)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of
Morgan Stanley ETF Trust. To receive a prospectus and/or statement of additional information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1 (800) 836-2414. Please read the prospectuses carefully before you invest or send money.
Additionally, you can access Fund information including performance and characteristics through Morgan Stanley Investment Mangement
Website: www.morganstanley.com/im/shareholderreports.
There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by a Fund will decline and, therefore, the value of a Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in a Fund. Please see the prospectus for more complete information on investment risks.
Item 11 of Form N-CSR:
Investment Advisory Agreement Approval
................................................................
258
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.2%)
Australia ( 4 .9% )
ANZ Group Holdings Ltd. 43,612 $ 1,082,341
APA Group 11,815 81,110
ASX Ltd. 2,162 78,014
BlueScope Steel Ltd. 17,655 313,297
Brambles Ltd. 24,847 387,436
CAR Group Ltd.(a) 5,332 83,877
Cochlear Ltd. 703 82,019
Coles Group Ltd. 27,920 423,024
Commonwealth Bank of Australia 21,262 2,460,111
Computershare Ltd. 5,144 100,759
CSL Ltd. 7,735 751,310
Evolution Mining Ltd. 57,138 497,510
Fortescue Ltd. 47,308 662,922
Goodman Group 26,803 472,304
Insurance Australia Group Ltd. 38,242 193,666
Macquarie Group Ltd. 5,112 712,212
Medibank Pvt. Ltd. 43,059 129,529
National Australia Bank Ltd. 40,924 1,170,080
Northern Star Resources Ltd. 39,757 558,482
Pro Medicus Ltd.(a) 1,233 99,448
Qantas Airways Ltd. 26,723 154,322
QBE Insurance Group Ltd. 20,497 300,233
REA Group Ltd.(a) 669 72,200
Reece Ltd.(a) 8,511 77,865
Scentre Group 45,440 104,086
SGH Ltd. 2,585 72,072
Sonic Healthcare Ltd.(a) 4,699 66,300
South32 Ltd. 135,644 399,619
Stockland 38,761 115,263
Suncorp Group Ltd. 13,997 155,964
Technology One Ltd. 4,398 81,443
Telstra Group Ltd. 53,301 196,011
Transurban Group 54,914 530,810
Vicinity Ltd. 51,567 83,254
Wesfarmers Ltd. 16,830 846,621
Westpac Banking Corp. 44,853 1,221,452
WiseTech Global Ltd.(a) 5,281 138,531
Woolworths Group Ltd. 18,028 452,883
15,408,380
Austria ( 0 .3% )
ANDRITZ AG(a) 977 67,192
Erste Group Bank AG 3,383 361,697
Mondi plc 1 11
OMV AG 4,848 354,145
Verbund AG(a) 1,070 81,193
864,238
Belgium ( 0 .7% )
Ackermans & van Haaren NV 272 82,559
Ageas SA/NV 180 13,118
Anheuser-Busch InBev SA/NV 12,326 850,831
D'ieteren Group 258 47,177
Elia Group SA/NV(b) 858 130,709
Groupe Bruxelles Lambert NV 2,447 219,905
KBC Group NV 1,975 238,553
Lotus Bakeries NV 5 56,290
Sofina SA 49 11,780
Shares Value
UCB SA 1,471 $ 439,516
2,090,438
Canada ( 10 .3% )
Agnico Eagle Mines Ltd. 8,656 1,757,023
Alamos Gold, Inc., Class A 11,997 533,746
Alimentation Couche-Tard, Inc. 13,441 761,860
AltaGas Ltd. 7,278 252,436
Bank of Montreal 9,720 1,316,543
Bank of Nova Scotia (The) 17,537 1,216,156
Brookfield Asset Management Ltd., Class A 4,626 205,678
Brookfield Corp., Class A 26,694 1,081,691
CAE, Inc.(a)(b) 6,956 181,113
Cameco Corp. 10,627 1,155,670
Canadian Imperial Bank of Commerce(a) 13,749 1,303,047
Canadian National Railway Co. 8,386 863,135
Canadian Pacific Kansas City Ltd.(a) 14,181 1,115,947
Canadian Tire Corp. Ltd., Class A(a) 866 116,463
CCL Industries, Inc., Class B 2,566 160,774
Celestica, Inc.(b) 1,639 462,351
CGI, Inc. 3,376 246,811
Constellation Software, Inc. 333 584,561
Descartes Systems Group, Inc. (The)(b) 1,864 133,512
Dollarama, Inc. 4,298 527,494
Element Fleet Management Corp.(a) 621 13,468
Emera, Inc.(a) 2,691 139,492
Empire Co. Ltd., Class A 2,589 92,739
FirstService Corp.(a) 465 64,687
Fortis, Inc. 5,964 332,734
George Weston Ltd. 1,351 95,447
GFL Environmental, Inc. 3,494 145,753
Gildan Activewear, Inc.(a) 1,904 106,033
Great-West Lifeco, Inc. 4,233 198,246
Hydro One Ltd.(c) 7,922 327,165
iA Financial Corp., Inc. 661 73,356
IGM Financial, Inc.(a) 387 18,439
Intact Financial Corp. 2,246 406,996
Ivanhoe Mines Ltd., Class A(a)(b) 19,563 167,209
Kinross Gold Corp. 33,078 1,011,291
Loblaw Cos. Ltd. 12,745 581,042
Lundin Gold, Inc. 2,258 172,560
Lundin Mining Corp.(a) 24,956 622,330
Magna International, Inc. 5,045 281,753
Manulife Financial Corp. 27,544 948,824
Metro, Inc., Class A 4,702 321,714
National Bank of Canada(a) 5,096 659,428
Nutrien Ltd. 7,344 554,377
Open Text Corp.(a) 2,978 66,363
Power Corp. of Canada(a) 10,308 496,245
RB Global, Inc.(a) 2,905 278,597
Rogers Communications, Inc., Class B(a) 2,041 78,494
Royal Bank of Canada 18,174 2,937,941
Saputo, Inc. 3,780 118,093
Shopify, Inc., Class A(b) 17,169 2,037,118
Stantec, Inc. 1,145 98,985
Sun Life Financial, Inc. 8,668 543,035
Teck Resources Ltd., Class B 17,029 882,604
TELUS Corp. 4,306 55,346
TFI International, Inc.(a) 919 100,032
Thomson Reuters Corp.(a) 2,632 237,563

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Canada (cont’d)
TMX Group Ltd. 4,116 $ 145,958
Toromont Industries Ltd.(a) 1,395 195,306
Toronto-Dominion Bank (The) 22,529 2,104,067
WSP Global, Inc. 2,067 321,692
32,008,533
Denmark ( 1 .2% )
AP Moller - Maersk A/S, Class B(a) 52 129,131
Carlsberg A/S, Class B 862 107,090
Coloplast A/S, Class B 1,200 81,000
Danske Bank A/S 8,694 419,962
Demant A/S(a)(b) 1,658 49,726
DSV A/S 2,024 479,296
Genmab A/S(b) 872 231,042
Jyske Bank A/S 161 21,902
Novo Nordisk A/S, Class B 38,549 1,376,750
Novonesis Novozymes B, Class B 5,042 298,299
Orsted A/S(b)(c) 4,939 119,174
Pandora A/S 766 53,755
ROCKWOOL A/S, Class B 1,888 51,431
Tryg A/S 334 7,961
Vestas Wind Systems A/S 14,883 437,729
3,864,248
Finland ( 1 .1% )
Amer Sports, Inc.(b) 1,768 58,203
Elisa OYJ 1,906 92,352
Fortum OYJ 5,668 143,344
Kesko OYJ, Class B 4,968 109,562
Kone OYJ, Class B 3,793 240,163
Konecranes OYJ 2,676 86,420
Metso OYJ 6,841 116,552
Neste OYJ 14,550 470,052
Nokia OYJ 72,290 567,849
Nordea Bank Abp 34,205 581,908
Orion OYJ, Class B 1,560 125,678
Sampo OYJ, Class A 18,855 200,544
Stora Enso OYJ, Class R 13,389 155,763
UPM-Kymmene OYJ 6,189 191,715
Valmet OYJ 4,083 115,010
Wartsila OYJ Abp 4,263 156,247
3,411,362
France ( 7 .3% )
Accor SA 2,650 124,419
Air Liquide SA 8,095 1,664,727
Alstom SA(b) 3,132 87,824
Amundi SA(c) 124 10,513
AXA SA 23,038 1,044,901
BioMerieux 559 59,314
BNP Paribas SA 12,844 1,202,356
Bouygues SA 4,445 253,856
Bureau Veritas SA 4,509 133,941
Capgemini SE 1,799 208,977
Carrefour SA 4,498 82,690
Cie de Saint-Gobain SA 8,902 720,874
Cie Generale des Etablissements Michelin
SCA 9,122 307,770
Covivio SA 1,306 77,364
Shares Value
Credit Agricole SA 14,065 $ 258,975
Danone SA 10,172 811,724
Dassault Systemes SE 3,134 62,559
Edenred SE 3,333 65,723
Eiffage SA 1,129 171,145
Elis SA 3,003 84,276
Engie SA 25,223 807,857
EssilorLuxottica SA 3,734 856,283
Eurofins Scientific SE 2,602 188,451
Gecina SA 646 50,625
Getlink SE 6,051 129,880
Hermes International SCA 412 766,222
Ipsen SA 471 87,323
Kering SA 707 209,690
Legrand SA 3,273 498,234
L'Oreal SA 2,810 1,134,667
LVMH Moet Hennessy Louis Vuitton SE 2,735 1,463,975
Orange SA 24,180 493,989
Pernod Ricard SA 1,951 144,820
Publicis Groupe SA 3,414 279,540
Renault SA 1,947 65,308
Rexel SA 3,602 138,557
Safran SA 4,852 1,566,927
Sanofi SA 14,109 1,348,989
Sartorius Stedim Biotech 262 50,331
Schneider Electric SE 8,098 2,144,393
SCOR SE 3,197 112,927
Societe Generale SA 7,579 541,029
Sodexo SA(a) 904 46,080
SPIE SA 1,276 63,183
Teleperformance SE(a) 1,114 64,741
Thales SA 1,362 396,873
Unibail-Rodamco-Westfield 1,040 114,078
Veolia Environnement SA 9,746 367,912
Vinci SA 6,936 1,028,979
22,595,791
Germany ( 6 .7% )
adidas AG 2,228 351,906
Allianz SE 4,886 2,029,141
Aumovio SE(b) 617 23,834
Bayerische Motoren Werke AG(a) 3,835 345,749
Bechtle AG 1,848 62,286
BioNTech SE ADR(b) 1,056 93,857
Brenntag SE(a) 1,700 112,552
Commerzbank AG 11,913 423,967
Continental AG 1,605 110,566
CTS Eventim AG & Co. KGaA 1,087 62,393
Daimler Truck Holding AG 8,795 421,572
Deutsche Boerse AG 2,510 728,487
Deutsche Post AG 13,155 680,433
Deutsche Telekom AG 43,496 1,606,282
E.ON SE 25,413 556,924
Evonik Industries AG 5,706 110,471
Fresenius SE & Co. KGaA 4,153 212,747
GEA Group AG 2,500 176,845
Hannover Rueck SE 750 232,152
HeidelbergCement AG 3,788 780,880
Henkel AG & Co. KGaA 2,544 181,722
Infineon Technologies AG 19,001 834,568

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Germany (cont’d)
KION Group AG 1,414 $ 72,664
Knorr-Bremse AG 973 109,259
LEG Immobilien SE 1,245 80,730
Mercedes-Benz Group AG 8,576 519,320
Merck KGaA 1,966 244,510
MTU Aero Engines AG 755 270,527
Muenchener Rueckversicherungs-
Gesellschaft AG 1,762 1,098,546
Nemetschek SE 1,087 80,033
QIAGEN NV 2,884 115,475
SAP SE 14,746 2,503,788
Scout24 SE(c) 1,990 151,809
Siemens AG 10,346 2,459,848
Siemens Energy AG 11,030 1,813,549
Siemens Healthineers AG(c) 3,954 165,899
Symrise AG, Class A 1,304 110,389
Talanx AG 704 85,929
thyssenkrupp AG 13,519 115,726
Tkms AG & Co. KGaA(b) 846 76,859
Volkswagen AG 2,236 228,597
Vonovia SE 8,840 220,294
Zalando SE(b)(c) 4,074 96,769
20,759,854
Hong Kong ( 1 .5% )
AIA Group Ltd. 129,600 1,402,408
BOC Hong Kong Holdings Ltd. 62,000 338,418
Chow Tai Fook Jewellery Group Ltd.(a) 58,000 80,477
CK Infrastructure Holdings Ltd. 500 3,988
CLP Holdings Ltd. 21,500 201,532
Hong Kong & China Gas Co. Ltd. 100,000 90,547
Hong Kong Exchanges & Clearing Ltd. 14,900 738,425
Hongkong Land Holdings Ltd. 12,400 96,348
Lenovo Group Ltd. 76,000 88,685
Link REIT 45,000 206,716
Power Assets Holdings Ltd. 7,000 54,501
Prudential plc 26,059 358,024
Sino Land Co. Ltd. 96,000 140,672
Sun Hung Kai Properties Ltd. 15,500 255,395
Swire Pacific Ltd., Class A 2,500 27,212
Techtronic Industries Co. Ltd. 19,500 253,909
WH Group Ltd.(c) 146,500 191,691
Wharf Holdings Ltd. (The)(a) 51,000 140,749
Wharf Real Estate Investment Co. Ltd. 44,000 126,930
4,796,627
Ireland ( 0 .5% )
AerCap Holdings NV 2,803 384,516
AIB Group plc 18,147 189,091
Bank of Ireland Group plc 17,797 317,508
Kerry Group plc, Class A 2,542 200,971
Kingspan Group plc 5,984 498,687
1,590,773
Israel ( 0 .7% )
Bank Hapoalim BM 27,148 633,048
Check Point Software Technologies Ltd.(b) 2,649 378,410
Mizrahi Tefahot Bank Ltd. 2,716 196,770
Nice Ltd.(b) 2,088 230,326
Shares Value
Nova Ltd.(a)(b) 861 $ 373,915
Wix.com Ltd.(b) 2,285 205,810
2,018,279
Italy ( 2 .5% )
A2A SpA 28,340 79,533
Banca Monte dei Paschi di Siena SpA 26,563 228,030
Banco BPM SpA 8,533 116,974
BPER Banca SpA 8,089 104,109
Coca-Cola HBC AG 2,958 166,240
Enel SpA 113,580 1,230,763
Ferrari NV 1,604 535,801
FinecoBank Banca Fineco SpA 7,613 166,618
Generali(a) 14,308 570,723
Hera SpA 14,745 67,695
Infrastrutture Wireless Italiane SpA(a)(c) 5,176 41,011
Intesa Sanpaolo SpA 191,258 1,140,919
Moncler SpA 2,914 173,123
Nexi SpA(a)(c) 19,973 73,413
Poste Italiane SpA(c) 6,961 162,044
PRADA SpA 13,700 64,506
Prysmian SpA 4,386 500,771
Recordati Industria Chimica e Farmaceutica
SpA 1,612 91,373
Reply SpA 1,057 98,655
Ryanair Holdings plc 5,245 144,710
Snam SpA 36,669 277,784
Stellantis NV 11,003 77,057
Telecom Italia SpA(a)(b) 268,329 185,841
Terna - Rete Elettrica Nazionale 25,079 285,933
UniCredit SpA 19,047 1,339,862
7,923,488
Japan ( 16 .1% )
Advantest Corp. 9,800 1,255,373
Aeon Co. Ltd. 29,500 350,290
AGC, Inc. 8,600 297,929
Aisin Corp. 10,800 147,534
Ajinomoto Co., Inc. 13,500 374,024
ANA Holdings, Inc. 3,500 61,838
Asahi Group Holdings Ltd. 24,400 243,685
Asahi Kasei Corp. 14,800 140,721
Asics Corp. 7,400 193,783
Astellas Pharma, Inc. 16,700 265,066
Bandai Namco Holdings, Inc. 6,700 163,252
BayCurrent, Inc. 2,600 74,361
Bridgestone Corp. 11,200 230,556
Canon, Inc.(a) 12,600 345,913
Capcom Co. Ltd.(a) 4,100 86,493
Central Japan Railway Co. 7,100 182,706
Chugai Pharmaceutical Co. Ltd. 9,700 526,302
Dai Nippon Printing Co. Ltd. 12,300 219,138
Daifuku Co. Ltd. 4,200 143,489
Daiichi Life Group, Inc. 35,900 321,439
Daiichi Sankyo Co. Ltd. 21,000 366,000
Daikin Industries Ltd. 2,500 294,335
Daito Trust Construction Co. Ltd.(a) 1,200 27,810
Daiwa House Industry Co. Ltd.(a) 9,500 294,389
Daiwa Securities Group, Inc. 31,400 288,863
Denso Corp. 20,500 251,559

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Japan (cont’d)
Disco Corp. 1,100 $ 424,460
East Japan Railway Co. 12,100 276,378
Ebara Corp. 7,000 187,631
Eisai Co. Ltd.(a) 3,500 107,423
FANUC Corp. 13,800 461,029
Fast Retailing Co. Ltd. 2,000 776,661
Fuji Electric Co. Ltd. 3,500 233,326
FUJIFILM Holdings Corp. 17,200 321,501
Fujikura Ltd. 15,600 402,029
Fujitsu Ltd. 21,000 419,722
Hankyu Hanshin Holdings, Inc.(a) 3,500 100,388
Hoya Corp. 4,500 752,812
Hulic Co. Ltd. 18,800 216,720
IHI Corp. 10,500 207,612
Isuzu Motors Ltd.(a) 16,700 233,708
ITOCHU Corp. 70,500 877,113
Japan Airlines Co. Ltd.(a) 4,200 67,735
Japan Exchange Group, Inc. 12,100 137,731
Japan Post Bank Co. Ltd. 17,600 279,185
Kajima Corp. 2,900 107,938
Kao Corp. 5,200 202,423
Kawasaki Heavy Industries Ltd.(a) 6,500 118,651
KDDI Corp. 40,900 701,875
Keyence Corp. 2,500 864,182
Kikkoman Corp.(a) 12,700 114,833
Kirin Holdings Co. Ltd. 9,300 147,963
Komatsu Ltd. 13,100 496,332
Kubota Corp. 14,900 230,675
Kyocera Corp.(a) 23,600 353,617
Kyowa Kirin Co. Ltd. 6,800 110,459
Lasertec Corp. 800 168,111
LY Corp.(a) 49,500 119,364
M3, Inc.(a)(b) 8,400 84,977
Makita Corp. 4,200 134,359
Marubeni Corp. 15,500 548,685
MEIJI Holdings Co. Ltd. 4,000 97,262
Mitsubishi Chemical Group Corp. 43,500 246,410
Mitsubishi Electric Corp. 31,100 977,454
Mitsubishi Estate Co. Ltd. 19,100 520,028
Mitsubishi HC Capital, Inc.(a) 25,100 221,575
Mitsubishi Heavy Industries Ltd. 47,600 1,266,594
Mitsubishi UFJ Financial Group, Inc. 152,500 2,498,346
Mitsui Fudosan Co. Ltd. 45,400 473,581
Mizuho Financial Group, Inc. 31,400 1,204,321
MS&AD Insurance Group Holdings, Inc. 17,300 439,517
Murata Manufacturing Co. Ltd. 24,100 517,671
NEC Corp. 14,600 353,811
Nintendo Co. Ltd.(a) 13,600 751,961
Nippon Paint Holdings Co. Ltd.(a) 14,200 87,345
Nissin Foods Holdings Co. Ltd.(a) 3,600 68,164
Nitori Holdings Co. Ltd.(a) 2,700 42,829
Nitto Denko Corp. 8,300 160,242
Nomura Holdings, Inc. 54,000 409,666
Nomura Research Institute Ltd.(a) 3,200 87,347
NTT, Inc. 316,500 313,499
Obayashi Corp. 9,200 217,732
Olympus Corp. 10,900 102,232
Oriental Land Co. Ltd.(a) 7,100 120,790
Shares Value
ORIX Corp. 17,300 $ 502,197
Osaka Gas Co. Ltd. 8,400 337,736
Otsuka Corp. 8,400 159,897
Otsuka Holdings Co. Ltd. 4,700 326,058
Pan Pacific International Holdings Corp. 13,500 82,358
Panasonic Holdings Corp. 26,600 433,347
Rakuten Group, Inc.(b) 22,300 101,604
Recruit Holdings Co. Ltd. 17,400 715,494
Renesas Electronics Corp. 19,200 260,287
Resona Holdings, Inc. 37,600 408,090
Ryohin Keikaku Co. Ltd. 3,700 77,728
Sanrio Co. Ltd. 11,500 70,954
SBI Holdings, Inc. 3,400 61,035
SCREEN Holdings Co. Ltd. 400 22,532
Secom Co. Ltd. 4,000 152,131
Seibu Holdings, Inc.(a) 2,700 74,363
Sekisui Chemical Co. Ltd.(a) 9,700 159,308
Sekisui House Ltd. 12,000 266,154
Seven & i Holdings Co. Ltd. 26,000 347,884
Shimadzu Corp. 3,400 79,031
Shin-Etsu Chemical Co. Ltd. 24,900 982,005
Shionogi & Co. Ltd. 11,100 242,626
Shiseido Co. Ltd. 6,100 122,611
SMC Corp. 600 226,344
SoftBank Corp.(a) 434,100 577,414
SoftBank Group Corp. 46,800 1,048,322
Sompo Holdings, Inc. 12,900 488,673
Sony Group Corp. 77,900 1,575,131
Square Enix Holdings Co. Ltd.(a) 3,500 55,222
Subaru Corp.(a) 5,800 90,761
Sumitomo Electric Industries Ltd. 11,600 612,507
Sumitomo Mitsui Financial Group, Inc. 48,700 1,536,134
Sumitomo Mitsui Trust Group, Inc. 8,400 259,455
Suntory Beverage & Food Ltd. 4,200 118,745
Sysmex Corp. 7,900 68,121
T&D Holdings, Inc.(a) 7,700 191,936
Takeda Pharmaceutical Co. Ltd.(a) 22,500 802,999
TDK Corp. 28,300 350,574
Terumo Corp. 14,800 196,581
TIS, Inc. 3,400 72,004
Tokio Marine Holdings, Inc. 20,800 957,792
Tokyo Electron Ltd. 5,600 1,313,683
Tokyo Gas Co. Ltd. 7,200 336,488
Tokyu Corp.(a) 11,700 137,233
TOPPAN Holdings, Inc. 6,700 173,300
Toray Industries, Inc.(a) 37,100 257,261
Toyo Suisan Kaisha Ltd.(a) 700 48,518
Toyota Industries Corp.(b) 800 102,832
Toyota Motor Corp. 126,000 2,510,394
Trend Micro, Inc. 1,300 42,922
West Japan Railway Co. 7,000 137,967
Yamaha Motor Co. Ltd.(a) 21,400 151,764
Yaskawa Electric Corp. 3,400 86,122
Yokogawa Electric Corp. 3,400 101,633
Yokohama Financial Group, Inc. 14,900 128,998
ZOZO, Inc.(a) 9,800 68,234
50,124,327
Netherlands ( 4 .2% )
ABN AMRO Bank NV CVA(c) 5,509 172,625

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Netherlands (cont’d)
Adyen NV(b)(c) 234 $ 230,061
Aegon Ltd. 14,715 105,928
Akzo Nobel NV(a) 2,839 161,448
Argenx SE(b) 908 651,537
ASM International NV 755 555,889
ASML Holding NV 4,695 6,073,580
ASR Nederland NV 216 14,775
BE Semiconductor Industries NV 1,053 217,802
Euronext NV(c) 1,096 175,453
Heineken NV 1,976 151,427
IMCD NV(a) 923 95,483
ING Groep NV 35,783 914,258
JDE Peet's NV 2,464 90,681
Koninklijke Ahold Delhaize NV 15,671 729,786
Koninklijke KPN NV 53,852 298,962
Koninklijke Vopak NV 2,403 130,265
Magnum Ice Cream Co. NV (The)(b) 6,389 93,782
Nebius Group NV, Class A(a)(b) 2,632 273,096
NN Group NV 2,283 176,958
NXP Semiconductors NV 3,531 695,113
Prosus NV 16,984 765,215
Universal Music Group NV 11,827 227,404
Wolters Kluwer NV 1,598 119,356
13,120,884
New Zealand ( 0 .1% )
Auckland International Airport Ltd. 23,362 106,997
Fisher & Paykel Healthcare Corp. Ltd. 6,517 140,025
Meridian Energy Ltd. 14,802 47,038
Xero Ltd.(b) 2,038 105,628
399,688
Norway ( 0 .7% )
DNB Bank ASA 11,846 368,486
Gjensidige Forsikring ASA 3,568 92,858
Kongsberg Gruppen ASA 7,031 299,708
Mowi ASA 10,781 244,504
Norsk Hydro ASA 44,256 468,480
Orkla ASA 20,040 251,874
Salmar ASA 1,633 95,286
Telenor ASA 13,322 234,303
Vend Marketplaces ASA, Class B 3,102 76,758
Yara International ASA 2,420 140,958
2,273,215
Portugal ( 0 .1% )
Banco Comercial Portugues SA, Class R 89,795 86,353
EDP SA 20,774 108,653
Jeronimo Martins SGPS SA 3,905 92,799
287,805
Singapore ( 1 .3% )
CapitaLand Integrated Commercial Trust 44,700 79,616
CapitaLand Investment Ltd. 37,400 79,123
DBS Group Holdings Ltd. 27,550 1,219,254
Grab Holdings Ltd., Class A(b) 24,371 89,198
Keppel Ltd. 6,600 60,420
Oversea-Chinese Banking Corp. Ltd. 43,900 750,162
Singapore Airlines Ltd. 33,100 169,915
Singapore Exchange Ltd. 13,200 200,408
Shares Value
Singapore Technologies Engineering Ltd. 31,100 $ 261,485
Singapore Telecommunications Ltd. 132,800 510,253
STMicroelectronics NV(a) 7,819 258,520
United Overseas Bank Ltd. 17,600 501,703
4,180,057
South Korea ( 5 .3% )
Doosan Enerbility Co. Ltd.(b) 7,287 436,749
Hana Financial Group, Inc. 3,853 268,162
HD Hyundai Electric Co. Ltd. 405 219,998
HMM Co. Ltd. 5,475 69,954
Hyundai Mobis Co. Ltd. 1,216 300,100
Hyundai Motor Co. 2,194 638,153
Kakao Corp. 2,981 89,139
KB Financial Group, Inc. 4,967 460,169
Kia Corp. 3,250 308,099
Krafton, Inc.(b) 353 58,770
LG Chem Ltd. 909 177,450
LG Electronics, Inc. 1,062 73,220
LG Energy Solution Ltd.(b) 775 199,613
Meritz Financial Group, Inc.(b) 1,223 88,951
Mirae Asset Securities Co. Ltd. 1,554 62,499
NAVER Corp. 1,784 234,699
POSCO Holdings, Inc. 2,159 468,689
Samsung Biologics Co. Ltd.(b)(c) 209 205,227
Samsung C&T Corp. 1,022 169,149
Samsung Electro-Mechanics Co. Ltd. 875 232,796
Samsung Electronics Co. Ltd. 61,973 6,765,178
Samsung Episholdings Co. Ltd.(b) 99 31,930
Samsung Heavy Industries Co. Ltd.(b) 9,944 158,738
Samsung Life Insurance Co. Ltd. 1,020 140,182
Samsung SDS Co. Ltd. 610 59,779
Shinhan Financial Group Co. Ltd. 6,321 361,931
SK hynix, Inc. 6,771 3,567,523
SK Innovation Co. Ltd. 1,469 104,254
SK Square Co. Ltd.(b) 1,009 307,315
Woori Financial Group, Inc. 4,613 96,528
16,354,944
Spain ( 3 .1% )
Aena SME SA(c) 10,560 311,491
Amadeus IT Group SA 4,377 246,280
Banco Bilbao Vizcaya Argentaria SA 63,680 1,343,282
Banco de Sabadell SA(a) 26,594 93,538
Banco Santander SA 172,477 1,891,903
Bankinter SA(a) 14,957 231,228
CaixaBank SA 50,072 588,307
Cellnex Telecom SA(c) 5,840 187,182
EDP Renovaveis SA(a) 12,228 193,491
Ferrovial SE 6,965 446,158
Grifols SA(a) 5,917 61,251
Iberdrola SA 84,539 1,929,371
Industria de Diseno Textil SA 13,077 744,265
Redeia Corp. SA 5,592 94,109
Repsol SA 32,932 938,289
Telefonica SA(a) 45,230 198,399
9,498,544
Sweden ( 3 .1% )
AAK AB(a) 2,559 65,525

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Sweden (cont’d)
AddTech AB, Class B 2,797 $ 93,838
Alfa Laval AB 3,968 212,847
Assa Abloy AB, Class B 13,420 476,883
Atlas Copco AB, Class A 56,348 971,112
Beijer Ref AB, Class B(a) 7,250 98,641
Boliden AB 10,790 553,596
Castellum AB(a) 10,543 121,226
Epiroc AB, Class A 13,019 315,070
EQT AB(a) 5,127 155,164
Essity AB, Class B 7,247 185,947
H & M Hennes & Mauritz AB, Class B(a) 8,283 153,250
Hexagon AB, Class B 30,044 285,757
Holmen AB, Class B(a) 1,507 53,647
Industrivarden AB, Class A 3,502 172,092
Indutrade AB(a) 3,761 85,179
Investment AB Latour, Class B 406 8,625
Investor AB, Class B(a) 24,671 923,340
L E Lundbergforetagen AB, Class B 1,090 61,255
Lifco AB, Class B(a) 3,056 90,970
Nibe Industrier AB, Class B(a) 21,083 85,943
Saab AB, Class B(a) 5,050 329,353
Sagax AB, Class B(a) 2,759 50,711
Sandvik AB 14,497 547,314
Skandinaviska Enskilda Banken AB, Class A 19,302 351,311
SKF AB, Class B 5,444 128,931
Spotify Technology SA(b) 1,974 957,212
SSAB AB, Class A 33,556 261,099
Svenska Cellulosa AB SCA, Class B(a) 10,079 115,838
Svenska Handelsbanken AB, Class A(a) 13,972 181,612
Swedbank AB, Class A(a) 11,393 383,792
Swedish Orphan Biovitrum AB(b) 2,594 107,469
Tele2 AB, Class B 1,354 27,833
Telia Co. AB 24,682 125,774
Trelleborg AB, Class B 3,186 117,389
Volvo AB, Class B(a) 23,325 752,725
9,608,270
Switzerland ( 7 .8% )
ABB Ltd. 20,952 1,657,084
Accelleron Industries AG 1,217 108,443
Alcon AG 6,312 467,795
Avolta AG 975 57,627
Barry Callebaut AG(a) 57 98,731
Belimo Holding AG 227 180,413
BKW AG 368 71,888
Chocoladefabriken Lindt & Spruengli AG 2 285,643
Cie Financiere Richemont SA 5,715 990,262
DSM-Firmenich AG 4,007 284,559
Emmi AG 2 2,123
Flughafen Zurich AG 463 143,602
Galderma Group AG 2,013 386,186
Geberit AG 962 640,772
Georg Fischer AG 1,718 86,802
Givaudan SA 107 359,165
Helvetia Baloise Holding AG 1,376 353,465
Holcim AG 9,829 798,022
Julius Baer Group Ltd. 2,568 186,787
Kuehne + Nagel International AG(a) 483 108,911
Logitech International SA 1,577 142,711
Shares Value
Lonza Group AG 881 $ 556,189
Nestle SA 33,449 3,280,478
Novartis AG 23,567 3,562,166
On Holding AG, Class A(b) 3,870 131,657
Partners Group Holding AG(a) 304 321,717
PSP Swiss Property AG(a) 757 150,056
Roche Holding AG 8,956 3,524,829
Schindler Holding AG 818 254,730
SFS Group AG 78 11,511
SGS SA 2,385 250,848
SIG Group AG 4,165 61,725
Sika AG 1,809 293,883
Sonova Holding AG 880 196,998
Straumann Holding AG(a) 1,026 105,218
Sulzer AG 404 83,165
Swatch Group AG (The), Class BR(a) 470 101,982
Swiss Life Holding AG 308 333,115
Swiss Prime Site AG 1,258 212,394
Swiss Re AG(a) 3,232 534,355
Swisscom AG 307 256,089
Temenos AG 1,365 117,534
UBS Group AG 34,381 1,321,321
VAT Group AG(c) 422 255,332
Zurich Insurance Group AG 1,584 1,112,128
24,440,411
Taiwan ( 7 .5% )
Accton Technology Corp. 5,000 236,159
Advantech Co. Ltd. 1,099 10,949
Alchip Technologies Ltd. 1,000 77,729
ASE Technology Holding Co. Ltd. 45,000 462,387
Asia Vital Components Co. Ltd. 2,000 124,492
Cathay Financial Holding Co. Ltd. 175,000 384,814
Chang Hwa Commercial Bank Ltd. 309,497 197,489
Chunghwa Telecom Co. Ltd. 52,000 216,328
CTBC Financial Holding Co. Ltd. 281,000 450,901
Delta Electronics, Inc. 23,000 992,806
E Ink Holdings, Inc. 20,000 85,392
E.Sun Financial Holding Co. Ltd. 184,111 182,844
Elite Material Co. Ltd. 3,000 243,979
Eva Airways Corp. 106,000 112,565
Evergreen Marine Corp. Taiwan Ltd. 22,000 137,285
Far EasTone Telecommunications Co. Ltd. 67,000 192,596
Fubon Financial Holding Co. Ltd. 156,306 420,466
Hotai Motor Co. Ltd. 1,020 15,426
Jentech Precision Industrial Co. Ltd. 1,000 118,705
King Slide Works Co. Ltd. 1,000 99,312
Lite-On Technology Corp. 38,000 167,000
MediaTek, Inc. 17,000 792,305
Mega Financial Holding Co. Ltd. 218,819 263,171
Novatek Microelectronics Corp. 2,000 23,741
Quanta Computer, Inc. 40,000 348,452
Realtek Semiconductor Corp. 1,000 14,951
Taiwan Mobile Co. Ltd. 53,000 180,701
Taiwan Semiconductor Manufacturing Co.
Ltd. 274,000 15,084,141
TCC Group Holdings Co. Ltd. 187,000 134,532
TS Financial Holding Co. Ltd. 416,045 301,265
Uni-President Enterprises Corp. 108,000 239,850
United Microelectronics Corp. 201,000 355,224

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Taiwan (cont’d)
Wan Hai Lines Ltd. 53,000 $ 127,817
Wiwynn Corp. 1,000 103,222
Yageo Corp. 15,000 114,248
Yang Ming Marine Transport Corp. 51,000 82,953
Yuanta Financial Holding Co. Ltd. 219,549 307,314
23,403,511
United Kingdom ( 11 .5% )
3i Group plc 11,803 380,875
Admiral Group plc 2,560 106,735
Anglo American plc 25,156 1,058,495
Antofagasta plc 11,548 508,530
ARM Holdings plc ADR(a)(b) 14,755 2,232,136
Associated British Foods plc 4,512 112,066
AstraZeneca plc 19,995 3,887,765
Autotrader Group plc(c) 10,439 64,871
Aviva plc 38,491 305,884
BAE Systems plc 48,805 1,421,163
Barclays plc 177,183 913,336
Barratt Redrow plc 16,695 57,520
Beazley plc 3,749 62,821
Berkeley Group Holdings plc(b) 1,729 78,633
BT Group plc 96,641 269,259
Bunzl plc 2,759 82,385
Centrica plc 44,394 124,865
Coca-Cola Europacific Partners plc 4,253 385,619
Compass Group plc 28,495 786,378
ConvaTec Group plc(c) 27,251 77,694
Croda International plc 1,938 72,209
DCC plc 3,301 202,469
Diageo plc 23,896 441,537
Diploma plc 1,589 125,456
Experian plc 12,634 434,447
GSK plc 56,689 1,548,693
Haleon plc 98,310 486,400
Halma plc 8,725 439,071
Hikma Pharmaceuticals plc 2,962 49,438
Howden Joinery Group plc 8,244 86,312
HSBC Holdings plc 211,269 3,416,029
ICG plc 4,145 83,392
IMI plc 1,279 42,830
Informa plc 26,645 263,588
InterContinental Hotels Group plc 2,413 314,655
International Consolidated Airlines Group
SA 31,249 144,681
Intertek Group plc 2,067 99,805
Investec plc 8,412 63,910
J Sainsbury plc 30,839 138,375
Kingfisher plc 34,170 128,355
Land Securities Group plc 8,763 64,141
Legal & General Group plc 87,604 285,591
Lloyds Banking Group plc 870,344 1,063,745
London Stock Exchange Group plc 5,197 609,732
LondonMetric Property plc 26,102 62,706
M&G plc 38,520 138,679
Marks & Spencer Group plc 17,519 78,654
Melrose Industries plc 22,624 150,564
National Grid plc 67,003 1,125,858
NatWest Group plc 92,094 674,327
Shares Value
Next plc 1,952 $ 327,480
Pearson plc 5,997 78,551
Persimmon plc 3,764 53,233
Reckitt Benckiser Group plc 7,369 496,264
RELX plc 24,196 792,959
Rentokil Initial plc 33,413 206,533
Rightmove plc 11,850 67,271
Rolls-Royce Holdings plc 121,507 1,820,558
Sage Group plc (The) 13,212 146,509
Schroders plc 24,047 182,855
Segro plc 5,790 49,339
Severn Trent plc 4,137 169,200
Smith & Nephew plc 14,232 223,224
Smiths Group plc 6,038 182,215
Spirax Group plc 859 75,893
SSE plc 12,874 442,189
St. James's Place plc 5,204 81,037
Standard Chartered plc 26,236 539,989
Standard Life plc 22,665 203,546
Sunbelt Rentals Holdings, Inc. 6,397 402,186
Taylor Wimpey plc 46,367 54,449
Tesco plc 112,510 704,532
Unilever plc 29,147 1,619,931
United Utilities Group plc 11,874 206,671
Vodafone Group plc 307,494 461,130
Weir Group plc (The) 4,366 161,692
Whitbread plc 2,383 72,419
Wise plc, Class A(b) 10,706 127,959
35,702,493
United States ( 0 .7% )
Amrize Ltd.(b) 13,527 736,575
Galaxy Digital, Inc., Class A(a)(b) 2,273 41,937
Garmin Ltd. 1,762 408,802
James Hardie Industries plc CDI(b) 19,450 350,250
Waste Connections, Inc. 4,226 686,622
2,224,186
Total Common Stocks
(Cost $254,569,770) 308,950,346
Preferred Stocks (0.0%)(d)
Germany ( 0 .0% ) (d)
FUCHS SE
(acquisition cost — $67,384;
acquired 6/20/25) 1,331 55,691
No. of
Rights
Rights (0.0%) (d)
Italy
(
0.0%
)(d)
Telecom Italia SpA
Expires 04/01/2026 (b)
(
Cost $0
)   256,007 2

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
No. of
Warrants Value
Warrants (0.0%)(d)
Canada (
0.0%
)(d)
Constellation Software, Inc.
Expires 03/31/2040 (b)(e)
(
Cost $0
) 97 $ 0
Shares
Short-Term Investments ( 3 .0% )
Investment Company
(
0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.57% (See Note G)
(Cost $511,439)
511,439 511,439
Security held as Collateral on Loaned Securities ( 2 .8% )
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.57% (See Note G)
(Cost $8,770,333)
8,770,333 8,770,333
Total Short-Term Investments
(Cost $9,281,772)
9,281,772
Total Investments ( 102 .2% )
(Cost $ 263,918,926 ) including
$ 19,612,517 of Securities Loaned (f) 318,287,811
Liabilities in Excess of Other Assets
(
-2.2%
) (6,748,890)
NET ASSETS (100.0%) $311,538,921
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management.
(a) All or a portion of this security was on loan at March 31, 2026.
(b) Non-income producing security.
(c) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d) Amount is less than 0.05%.
(e) At March 31, 2026, the fund held a fair valued security at $0, representing 0.0% of net assets. This security is valued using significant unobservable inputs and is categorized as level 3 in the fair value heirarchy.
(f) At March 31, 2026, the aggregate cost for federal income tax purposes is $263,918,926. The aggregate gross unrealized
appreciation is $63,748,892 and the aggregate gross unrealized depreciation is $9,380,007, resulting in net unrealized appreciation of $54,368,885.
ADR American Depositary Receipt
CDI CREST Depository Interest
CVA Dutch Certification
REIT Real Estate Investment Trust
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Financials 25 .3%
Information Technology 18 .9
Industrials 16 .6
Other** 10 .4
Health Care 8 .7
Consumer Discretionary 7 .3
Materials 6 .7
Consumer Staples 6 .1
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31, 2026.
** Sectors representing less than 5% of total investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (94.3%)
Asset-Backed Securities ( 11 .7% )
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) $ 248,440 $ 252,154
2024-B
5.12%, 9/15/32(a) 242,361 244,023
2025-B
4.31%, 9/15/33(a) 386,073 386,391
2025-B
4.50%, 9/15/33(a) 477,402 478,324
Amur Equipment Finance
Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 40,578 40,820
Avtech Equipment Receivables
Funding LLC,
2026-1A
4.55%, 2/15/33(a) 260,853 260,549
BHG Securitization Trust,
2022-C
5.93%, 10/17/35(a) 112,176 112,309
Blue Owl Asset Leasing Trust LLC,
2024-1A
5.05%, 3/15/29(a) 773,924 776,573
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 660,263 662,970
Chesapeake Funding II LLC,
2024-1A
SOFR30A + 0.77%,
4.44%, 5/15/36(a)(b) 96,556 96,669
Clarus Capital Funding LLC,
2024-1A
4.71%, 8/20/32(a) 93,481 93,711
Crossroads Asset Trust,
2024-A
5.90%, 8/20/30(a) 411,457 414,924
2025-A
4.91%, 2/20/32(a) 601,179 604,466
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 455,400 451,243
2021-1A
2.05%, 11/20/51(a) 440,450 433,722
DLLMT LLC,
2024-1A
5.08%, 2/22/27(a) 19,682 19,695
Driven Brands Funding LLC,
2020-2A
3.24%, 1/20/51(a) 1,334,553 1,253,237
Enterprise Fleet Financing LLC,
2024-2
5.74%, 12/20/26(a) 25,390 25,426
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 48,471 48,877
2024-2A
5.89%, 6/15/30(a) 29,511 29,717
Face
Amount Value
FIGRE Trust,
2025-FL2
5.05%, 11/25/55(a)(c) $ 250,594 $ 249,964
2026-FL1
5.49%, 3/25/56(a)(c) 430,000 431,247
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 43,865 44,117
GS Mortgage-Backed Securities
Trust,
2025-HE1
SOFR30A + 1.55%,
5.21%, 10/25/55(a)(b) 388,965 389,721
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
5.37%, 3/20/54(a)(b) 219,533 220,102
2024-HE1
SOFR30A + 1.50%,
5.17%, 8/25/54(a)(b) 974,680 977,379
2024-HE2
SOFR30A + 1.20%,
4.87%, 10/20/54(a)(b) 590,965 591,291
Lendbuzz Securitization Trust,
2023-1A
6.92%, 8/15/28(a) 248,102 250,552
2023-2A
7.09%, 10/16/28(a) 275,022 278,003
2023-3A
7.50%, 12/15/28(a) 286,690 291,422
2024-1A
6.19%, 8/15/29(a) 43,234 43,436
2024-3A
4.97%, 10/15/29(a) 123,711 123,832
2025-2A
5.18%, 5/15/30(a) 162,738 163,361
2026-1A
4.68%, 7/15/30(a) 445,604 445,344
Marlette Funding Trust,
2024-1A
6.34%, 7/17/34(a) 490,000 493,936
Mercury Financial Credit Card
Master Trust,
2024-2A
6.56%, 7/20/29(a) 207,000 207,363
MMP Capital LLC,
2025-A
5.36%, 12/15/31(a) 199,320 200,801
Navistar Financial Dealer Note
Master Owner Trust II,
2025-1
4.18%, 9/25/30(a) 186,000 185,997
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
6.25%, 7/25/50(a)(b) 75,935 76,712
NMEF Funding LLC,
2026-A
4.09%, 2/15/34(a) 610,000 609,147

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (11.7%) (cont’d)
OBX Trust,
2025-HE1
SOFR30A + 1.60%,
5.26%, 2/25/55(a)(b) $ 718,540 $ 721,298
Octane Receivables Trust,
2024-2A
5.80%, 7/20/32(a) 152,424 153,580
2024-3A
4.94%, 5/20/30(a) 987,294 990,552
2024-RVM1
5.01%, 1/22/46(a) 290,055 292,637
OneMain Financial Issuance Trust,
2020-2A
1.75%, 9/14/35(a) 292,965 289,028
2021-1A
1.95%, 6/16/36(a) 277,000 263,696
Pagaya Ai Debt Grantor Trust,
2024-9
5.07%, 3/15/32(a) 97,252 97,436
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) 706,485 707,769
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 168,171 169,184
2024-2A
4.74%, 4/20/27(a) 85,957 86,103
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
5.04%, 7/25/51(a)(b) 327,028 326,533
2021-1A
CME Term SOFR 1 Month + 2.61%,
6.29%, 7/25/51(a)(b) 419,012 417,396
2021-1A
CME Term SOFR 1 Month + 6.01%,
9.69%, 7/25/51(a)(b) 136,855 137,143
RCKT Trust,
2025-1A
4.90%, 7/25/34(a) 188,601 189,014
RCKTL,
2025-2A
4.48%, 11/27/34(a) 302,214 302,289
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 124,881 125,141
2025-1A
4.96%, 8/16/32(a) 157,245 157,522
2026-1A
4.32%, 2/15/33(a) 264,956 265,025
Saluda Grade Alternative Mortgage
Trust,
2025-LOC5
CME Term SOFR 1 Month + 1.60%,
5.28%, 10/25/55(a)(b) 485,247 487,878
Face
Amount Value
Santander Bank Auto Credit-Linked
Notes,
2025-A
4.48%, 1/16/34(a) $ 264,712 $ 264,645
SERVPRO Master Issuer LLC,
2021-1A
2.39%, 4/25/51(a) 400,050 380,589
SoFi Consumer Loan Program Trust,
2025-1
4.80%, 2/27/34(a) 166,924 167,309
Taco Bell Funding LLC,
2018-1A
4.94%, 11/25/48(a) 242,888 242,296
Tesla Lease Electric Vehicle
Securitization LLC,
2025-A
4.14%, 6/20/28(a) 764,922 765,036
Theorem Funding Trust,
2022-2A
9.27%, 12/15/28(a) 713,862 714,772
2022-3A
8.95%, 4/15/29(a) 310,701 311,043
Towd Point Mortgage Trust,
2025-HE2
SOFR30A + 1.35%,
5.01%, 9/25/65(a)(b) 545,796 546,395
Tricolor Auto Securitization Trust,
2024-2A
6.36%, 12/15/27(a) 39,491 36,973
2024-3A
5.22%, 6/15/28(a) 250,783 218,235
Truist Bank Auto Credit-Linked
Notes,
2025-1
4.73%, 9/26/33(a) 559,387 559,493
Vantage Data Centers Issuer LLC,
2021-1A
2.17%, 10/15/46(a) 170,000 167,147
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 90,155 90,575
23,603,259
Commercial Mortgage-Backed Securities ( 13 .3% )
BPR Trust
CME Term SOFR 1 Month + 3.00%,
6.67%, 5/15/39(a)(b) 150,000 150,306
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
4.66%, 12/25/41(a)(b) 14,313 14,357
SOFR30A + 1.00%,
4.66%, 7/25/45(a)(b) 453,702 453,983
EFMT
SOFR30A + 1.15%,
4.81%, 2/25/71(a)(b) 560,847 561,646
Extended Stay America Trust
CME Term SOFR 1 Month + 1.20%,
4.87%, 2/15/43(a)(b) 321,971 322,387

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (13.3%) (cont’d)
CME Term SOFR 1 Month + 1.30%,
4.97%, 10/15/42(a)(b) $ 515,000 $ 515,676
CME Term SOFR 1 Month + 1.40%,
5.07%, 2/15/43(a)(b) 460,666 461,779
FHLMC STACR REMIC Trust
SOFR30A + 1.35%,
5.01%, 2/25/44(a)(b) 47,096 47,186
FHLMC, REMIC
SOFR30A + 0.51%,
4.19%, 1/15/42(b) 183,761 183,129
SOFR30A + 0.66%,
4.34%, 4/15/36(b) 158,374 158,239
SOFR30A + 0.95%,
4.61%, 10/25/54(b) 610,065 611,441
SOFR30A + 1.00%,
4.66%, 3/25/55(b) 292,578 293,669
SOFR30A + 1.00%,
4.66%, 3/25/55(b) 635,128 637,716
SOFR30A + 1.05%,
4.71%, 10/25/54(b) 450,844 452,989
SOFR30A + 1.05%,
4.71%, 3/25/55(b) 538,305 541,287
SOFR30A + 1.10%,
4.76%, 5/25/54(b) 555,423 558,529
SOFR30A + 1.15%,
4.81%, 2/25/55(b) 443,364 446,204
SOFR30A + 1.15%,
4.81%, 7/25/55(b) 428,476 429,823
SOFR30A + 1.20%,
4.86%, 3/25/54(b) 1,803,379 1,815,498
SOFR30A + 1.25%,
4.91%, 3/25/54(b) 415,210 418,794
SOFR30A + 1.25%,
4.91%, 5/25/54(b) 771,924 777,807
SOFR30A + 1.25%,
4.91%, 11/25/54(b) 319,148 320,029
SOFR30A + 1.26%,
4.92%, 4/25/54(b) 477,181 481,303
SOFR30A + 1.40%,
5.06%, 1/25/54(b) 466,762 471,509
SOFR30A + 1.43%,
5.09%, 12/25/54(b) 1,429,817 1,439,593
FHLMC, Strips
SOFR30A + 1.30%,
4.96%, 10/25/53(b) 247,029 249,392
FNMA, REMIC
SOFR30A + 0.36%,
4.03%, 6/25/36(b) 140,635 140,190
SOFR30A + 0.65%,
4.32%, 2/25/38(b) 181,666 181,877
SOFR30A + 0.95%,
4.61%, 1/25/54(b) 319,374 321,271
SOFR30A + 1.00%,
4.66%, 11/25/54(b) 537,357 537,201
SOFR30A + 1.05%,
4.71%, 12/25/54(b) 684,092 685,747
Face
Amount Value
SOFR30A + 1.05%,
4.71%, 9/25/55(b) $ 628,595 $ 630,315
SOFR30A + 1.10%,
4.76%, 7/25/54(b) 552,109 555,737
SOFR30A + 1.15%,
4.81%, 8/25/55(b) 373,076 374,757
SOFR30A + 1.47%,
5.13%, 11/25/54(b) 524,891 529,418
SOFR30A + 1.50%,
5.16%, 12/25/54(b) 285,095 286,928
GNMA
SOFR30A + 0.90%,
4.57%, 7/20/53(b) 657,863 659,647
SOFR30A + 0.95%,
4.62%, 10/20/54(b) 736,797 738,831
SOFR30A + 1.00%,
4.67%, 2/20/54(b) 231,807 232,506
SOFR30A + 1.00%,
4.67%, 9/20/64(b) 440,316 442,919
SOFR30A + 1.05%,
4.72%, 10/20/53(b) 244,354 245,890
SOFR30A + 1.05%,
4.72%, 10/20/54(b) 164,299 164,701
SOFR30A + 1.05%,
4.72%, 12/20/54(b) 620,575 625,054
SOFR30A + 1.10%,
4.77%, 8/20/53(b) 358,824 361,292
HILT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.94%,
5.61%, 5/15/37(a)(b) 505,000 505,387
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.31%, 6/15/41(a)(b) 760,600 761,514
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
5.51%, 9/15/41(a)(b) 280,000 280,403
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 1.75%,
5.42%, 3/15/42(a)(b) 865,000 864,750
NRTH Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
5.07%, 10/15/40(a)(b) 125,000 125,061
NYO Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.21%,
4.88%, 11/15/38(a)(b) 295,000 294,548
Oceanview Mortgage Trust
SOFR30A + 0.95%,
4.61%, 5/25/55(a)(b) 948,921 951,427
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.17%, 12/15/39(a)(b) 637,000 637,796
PRMI Securitization Trust
SOFR30A + 1.50%,
5.17%, 12/25/55(a)(b) 253,929 254,368
SHR Trust
CME Term SOFR 1 Month + 1.95%,
5.62%, 10/15/41(a)(b) 605,000 605,200

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (13.3%) (cont’d)
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.26%, 6/15/39(a)(b) $ 510,000 $ 509,972
Wingspire Equipment Finance LLC
4.33%, 9/20/33(a) 305,000 304,830
26,623,808
Corporate Bonds ( 56 .1% )
Aerospace & Defense (0.5%)
Hexcel Corp.
4.20%, 2/15/27(c)(d) 1,022,000 1,018,863
Automobiles (2.3%)
Hyundai Capital America
1.50%, 6/15/26(a) 45,000 44,731
4.88%, 6/23/27(a)(d) 2,001,000 2,009,640
Stellantis Finance US, Inc.
1.71%, 1/29/27(a) 1,655,000 1,614,459
Volkswagen Group of America Finance LLC
4.45%, 9/11/27(a) 620,000 618,415
4.90%, 8/14/26(a) 400,000 400,643
4,687,888
Banks (22.6%)
ABN AMRO Bank NV
4.80%, 4/18/26(a) 1,000,000 999,586
Banco Santander SA
4.18%, 3/24/28(b) 2,505,000 2,494,393
Bank of America Corp.
1.73%, 7/22/27(b) 4,373,000 4,336,677
5.93%, 9/15/27(b) 925,000 931,500
Bank of Ireland Group plc
2.03%, 9/30/27(a)(b) 2,016,000 1,990,716
Bank of Montreal
4.31%, 6/1/27 CAD 1,250,000 909,379
Bank of Nova Scotia (The)
4.38%, 2/2/30(b) $ 915,000 913,540
Barclays plc
6.50%, 9/13/27(b) 875,000 882,122
BPCE SA
6.61%, 10/19/27(a)(b) 875,000 884,806
CaixaBank SA
6.21%, 1/18/29(a)(b) 865,000 888,659
6.68%, 9/13/27(a)(b) 1,696,000 1,711,952
Canadian Imperial Bank of Commerce
4.45%, 1/29/30(b) 917,000 915,049
Citigroup, Inc.
3.07%, 2/24/28(b) 3,112,000 3,074,886
HSBC Holdings plc
4.38%, 11/23/26(d) 970,000 970,804
5.60%, 5/17/28(b) 1,115,000 1,127,705
ING Groep NV
6.08%, 9/11/27(b) 1,700,000 1,710,682
Intesa Sanpaolo SpA
3.88%, 7/14/27(a) 1,120,000 1,112,201
JPMorgan Chase & Co.
5.04%, 1/23/28(b) 5,122,000 5,148,614
National Bank of Canada
4.95%, 2/1/28(b) 1,345,000 1,350,588
Face
Amount Value
NatWest Markets plc
4.17%, 11/6/28(a) $ 1,075,000 $ 1,067,850
PNC Bank NA
4.54%, 5/13/27(b)(d) 990,000 990,065
Royal Bank of Canada
5.07%, 7/23/27(b) 2,000 2,004
Societe Generale SA
4.25%, 8/19/26(a) 950,000 948,577
5.25%, 2/19/27(a) 1,064,000 1,070,794
5.52%, 1/19/28(a)(b) 1,065,000 1,072,206
Swedbank AB
6.14%, 9/12/26(a) 200,000 201,590
Toronto-Dominion Bank (The)
4.11%, 10/13/28 1,032,000 1,026,754
Truist Bank
4.42%, 7/24/28(b) 1,443,000 1,443,265
Truist Financial Corp.
6.05%, 6/8/27(b) 875,000 877,241
US Bank NA
4.73%, 5/15/28(b)(d) 780,000 783,008
Wells Fargo & Co.
2.49%, 2/18/27 CAD 1,300,000 929,662
3.20%, 6/17/27(b) $ 2,695,000 2,687,411
45,454,286
Capital Markets (7.0%)
Apollo Management Holdings LP
4.40%, 5/27/26(a) 1,699,000 1,698,969
Bank of New York Mellon (The)
4.59%, 4/20/27(b)(d) 273,000 273,025
Citadel LP
4.88%, 1/15/27(a) 1,041,000 1,040,319
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 105,000 105,133
Goldman Sachs Group, Inc. (The)
1.54%, 9/10/27(b) 1,575,000 1,554,703
4.39%, 1/21/29(b) 1,649,000 1,647,416
4.39%, 6/15/27(b) 1,265,000 1,265,205
HAT Holdings I LLC
3.38%, 6/15/26(a) 1,142,000 1,138,046
Jefferies Financial Group, Inc.
4.30%, 2/11/27 940,000 939,788
4.50%, 9/15/26(d) 995,000 991,909
Marex Group plc
5.83%, 5/8/28(d) 705,000 712,754
UBS Group AG
1.49%, 8/10/27(a)(b) 473,000 467,929
4.28%, 1/9/28(a) 1,695,000 1,689,327
4.70%, 8/5/27(a)(b) 480,000 480,159
14,004,682
Construction & Engineering (0.4%)
MasTec, Inc.
4.50%, 8/15/28(a) 777,000 768,808
Consumer Finance (2.3%)
Capital One Financial Corp.
1.88%, 11/2/27(b) 925,000 909,806
Ford Motor Credit Co. LLC
4.54%, 8/1/26 1,180,000 1,178,475

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (56.1%) (cont’d)
5.13%, 11/5/26(d) $ 725,000 $ 726,634
General Motors Financial Co., Inc.
2.40%, 4/10/28 421,000 403,875
5.40%, 4/6/26 1,116,000 1,116,109
Stellantis Financial Services US Corp.
4.95%, 9/15/28(a) 400,000 397,894
4,732,793
Containers & Packaging (1.3%)
Berry Global, Inc.
4.88%, 7/15/26(a) 1,401,000 1,401,163
Sealed Air Corp.
1.57%, 10/15/26(a)(d) 225,000 224,597
Sonoco Products Co.
4.45%, 9/1/26 925,000 925,627
2,551,387
Diversified Telecommunication Services (0.6%)
TELUS Corp.
2.80%, 2/16/27(d) 1,162,000 1,146,470
Electric Utilities (1.9%)
Eversource Energy
2.90%, 3/1/27 1,187,000 1,171,955
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/27 1,467,000 1,474,540
NRG Energy, Inc.
2.45%, 12/2/27(a) 1,209,000 1,164,967
3,811,462
Electronic Equipment, Instruments & Components (1.6%)
CDW LLC
2.67%, 12/1/26 1,025,000 1,013,236
TD SYNNEX Corp.
4.30%, 1/17/29 444,000 439,168
Vontier Corp.
1.80%, 4/1/26 1,808,000 1,808,000
3,260,404
Financial Services (1.1%)
Radian Group, Inc.
4.88%, 3/15/27 1,387,000 1,387,263
Rocket Mortgage LLC
2.88%, 10/15/26(a)(d) 855,000 846,225
2,233,488
Food Products (1.7%)
JDE Peet's NV
1.38%, 1/15/27(a) 655,000 638,924
Kraft Heinz Foods Co.
3.00%, 6/1/26 950,000 947,745
Smithfield Foods, Inc.
4.25%, 2/1/27(a) 1,951,000 1,942,056
3,528,725
Ground Transportation (0.5%)
Ashtead Capital, Inc.
1.50%, 8/12/26(a) 960,000 949,236
Face
Amount Value
Health Care Providers & Services (0.9%)
Centene Corp.
4.25%, 12/15/27 $ 706,000 $ 693,913
HCA, Inc.
4.50%, 2/15/27 1,087,000 1,087,119
1,781,032
Health Care REITs (1.0%)
Healthpeak OP LLC
1.35%, 2/1/27 2,037,000 1,990,024
Insurance (2.6%)
American National Group, Inc.
5.00%, 6/15/27 1,620,000 1,611,808
Athene Global Funding
1.61%, 6/29/26(a) 24,000 23,824
4.86%, 8/27/26(a) 617,000 618,046
4.95%, 1/7/27(a) 1,092,000 1,095,267
GA Global Funding Trust
2.25%, 1/6/27(a) 345,000 339,313
Liberty Mutual Insurance Co.
7.88%, 10/15/26(a) 1,475,000 1,494,882
5,183,140
IT Services (0.0%)(e)
Genpact Luxembourg SARL
1.75%, 4/10/26(d) 69,000 68,920
Machinery (0.6%)
Weir Group plc (The)
2.20%, 5/13/26(a) 1,200,000 1,195,947
Multi-Utilities (0.6%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(c) 1,190,000 1,191,053
Oil, Gas & Consumable Fuels (0.1%)
Occidental Petroleum Corp.
3.00%, 2/15/27 275,000 271,794
Passenger Airlines (1.2%)
Air Canada
3.88%, 8/15/26(a) 950,000 945,806
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 1,428,165 1,426,615
2,372,421
Professional Services (0.5%)
TR Finance LLC
3.35%, 5/15/26 920,000 918,529
Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.
2.60%, 5/19/26 975,000 972,579
Skyworks Solutions, Inc.
1.80%, 6/1/26(d) 920,000 915,687
1,888,266
Software (1.4%)
Oracle Corp.
4.55%, 2/4/29(d) 1,462,000 1,443,811

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (56.1%) (cont’d)
4.76%, 2/4/29(b) $ 1,395,000 $ 1,382,826
2,826,637
Specialized REITs (1.5%)
Crown Castle, Inc.
2.90%, 3/15/27 1,137,000 1,120,312
EPR Properties
4.50%, 6/1/27 1,837,000 1,829,730
4.75%, 12/15/26 7,000 6,998
2,957,040
Technology Hardware, Storage & Peripherals (0.3%)
Dell International LLC
4.90%, 10/1/26 672,000 672,995
Trading Companies & Distributors (0.7%)
Air Lease Corp.
1.88%, 8/15/26 37,000 36,627
5.30%, 6/25/26 350,000 350,647
Aviation Capital Group LLC
1.95%, 9/20/26(a) 950,000 938,845
1,326,119
112,792,409
U.S. Government and Agency Securities ( 13 .2% )
U.S. Treasury Notes
1.88%, 2/28/27 5,650,000 5,555,594
2.25%, 2/15/27 5,650,000 5,577,142
2.75%, 4/30/27 7,584,000 7,502,646
4.13%, 1/31/27 7,900,000 7,925,024
26,560,406
Total Fixed Income Securities
(Cost $189,612,751)
189,579,882
–
Shares
Short-Term Investments ( 6 .4% )
Investment Company ( 4 .9% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.57% (See Note G)
(Cost $9,916,733)
9,916,733 9,916,733
Security held as Collateral on Loaned Securities ( 1 .0% )
Investment Company (1.0%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.57% (See Note G)
(Cost $1,994,882)
1,994,882 1,994,882
Face
Amount Value
Commercial Paper ( 0 .5% )
Oracle Corp.
4.39%, 10/2/26 $ 490,000 $ 478,809
4.52%, 9/17/26 475,000 465,026
Total Commercial Paper
(Cost $944,375)
943,835
Total Short-Term Investments
(Cost $12,855,990)
12,855,450
Total Investments ( 100 .7% )
( Cost $ 202,468,741 ) including
$ 4,267,771 of Securities Loaned (f) 202,435,332
Liabilities in Excess of Other Assets (-0.7%)
(1,378,417)
Net Assets (100.0%) $201,056,915
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.
(d) All or a portion of this security was on loan at March 31, 2026.
(e) Amount is less than 0.05%.
(f) At March 31, 2026, the aggregate cost for federal income tax purposes is $202,468,741. The aggregate gross unrealized
appreciation is $269,717 and the aggregate gross unrealized
depreciation is $303,126, resulting in net unrealized depreciation of
$33,409.
CME Chicago Mercantile Exchange
DAC Designated Activity Company
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at March 31, 2026:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
JPMorgan Chase Bank NA $ 3,896,915 CAD 2,882,932 6/17/26 $ 72,221
State Street Bank and Trust Company CAD 1,315,915 $ 952,862 6/17/26 (3,737)
$ 68,484
CAD Canadian Dollar
Futures Contracts:
The Fund had the following futures contracts open at March 31, 2026:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 7 Jun-26 $ 1,400,000 $ 1,452,117 $ (11,756)
Short:
U.S. Treasury 5 Year Notes 17 Jun-26 $ (1,700,000) $ (1,839,055) $ 28,261
$ 16,505
Portfolio Composition*
Classification
Percentage of Total
Investments
Corporate Bonds 56 .3%
Commercial Mortgage-Backed Securities 13 .3
U.S. Government and Agency Securities 13 .3
Asset-Backed Securities 11 .8
Short-Term Investments 5 .3
Total Investments 100 .0% **
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31, 2026.
** Does not include open futures contracts with a value of $ 3,291,172 and net unrealized appreciation of $ 16,505 . Does not include open foreign currency forward exchange contracts with net unrealized appreciation of
$ 68,484 .

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.7%)
Aerospace & Defense ( 1 .4% )
ATI, Inc. (a) 4,754 $ 691,517
Axon Enterprise, Inc. (a)(b) 1,326 563,139
Carpenter Technology Corp. 1,687 664,931
Curtiss-Wright Corp. 637 433,874
FTAI Aviation Ltd. 1,753 429,485
General Electric Co. 15,490 4,395,597
HEICO Corp. 1,764 483,689
Howmet Aerospace, Inc. 6,907 1,591,787
Loar Holdings, Inc. (a)(b) 623 35,692
Moog, Inc., Class  A 488 142,808
Woodward, Inc. 1,035 370,447
9,802,966
Air Freight & Logistics ( 0 .7% )
CH Robinson Worldwide, Inc. 4,141 687,696
Expeditors International of Washington, Inc. 4,681 670,460
FedEx Corp. 5,386 1,918,385
GXO Logistics, Inc. (a) 1,755 90,997
United Parcel Service, Inc., Class  B 18,279 1,798,288
5,165,826
Automobile Components ( 0 .2% )
Aptiv plc (a) 7,391 513,231
Autoliv, Inc. 2,616 275,098
BorgWarner, Inc. 7,210 391,215
Lear Corp. 1,824 220,850
1,400,394
Automobiles ( 0 .5% )
Ford Motor Co. 124,468 1,436,361
General Motors Co. 24,659 1,837,095
Rivian Automotive, Inc., Class  A (a) 28,613 430,626
3,704,082
Banks ( 4 .6% )
Bank of America Corp. 106,103 5,172,521
Bank OZK 1,864 85,539
BOK Financial Corp. 378 48,407
Citigroup, Inc. 28,348 3,214,947
Citizens Financial Group, Inc. 6,935 415,892
Columbia Banking System, Inc. 4,861 133,337
Commerce Bancshares, Inc. 2,209 108,683
Cullen/Frost Bankers, Inc. 977 133,927
East West Bancorp, Inc. 2,218 236,794
Fifth Third Bancorp 14,565 676,690
First Citizens BancShares, Inc., Class  A 132 248,775
First Financial Bankshares, Inc. 2,278 67,087
First Horizon Corp. 7,956 181,079
Flagstar Bank NA 5,063 66,680
FNB Corp. 5,808 97,110
Glacier Bancorp, Inc. 2,128 95,058
Hancock Whitney Corp. 1,365 86,800
Home BancShares, Inc. 3,040 81,867
Huntington Bancshares, Inc. 32,799 513,304
JPMorgan Chase & Co. 35,157 10,341,783
KeyCorp 15,392 308,610
M&T Bank Corp. 2,415 499,229
Old National Bancorp 5,669 125,285
Pinnacle Financial Partners, Inc. 2,427 209,062
Shares Value
PNC Financial Services Group, Inc. (The) 6,529 $ 1,358,620
Popular, Inc. 1,055 141,549
Regions Financial Corp. 14,245 372,079
SouthState Bank Corp. 1,626 150,437
Truist Financial Corp. 20,274 931,996
U.S. Bancorp 25,205 1,310,912
UMB Financial Corp. 1,187 133,882
United Bankshares, Inc. 2,264 93,775
Valley National Bancorp 7,927 97,343
Webster Financial Corp. 2,615 181,533
Wells Fargo & Co. 49,728 3,958,846
Western Alliance Bancorp 1,705 120,799
Wintrust Financial Corp. 1,073 149,083
Zions Bancorp NA 2,384 137,366
32,286,686
Beverages ( 1 .5% )
Celsius Holdings, Inc. (a)(b) 3,215 114,068
Coca-Cola Co. (The) 59,069 4,492,197
Coca-Cola Consolidated, Inc. 1,110 212,831
Keurig Dr Pepper, Inc. 25,454 670,204
Molson Coors Beverage Co., Class  B 3,014 129,783
Monster Beverage Corp. (a) 13,680 991,253
PepsiCo, Inc. 22,486 3,491,851
Primo Brands Corp., Class  A 4,926 92,757
10,194,944
Biotechnology ( 2 .6% )
AbbVie, Inc. 25,465 5,538,383
Alkermes plc (a)(b) 2,456 86,844
Alnylam Pharmaceuticals, Inc. (a) 1,986 657,108
Amgen, Inc. 8,131 2,860,892
Biogen, Inc. (a) 2,205 404,243
BioMarin Pharmaceutical, Inc. (a) 2,857 161,392
Exelixis, Inc. (a) 3,872 166,070
Gilead Sciences, Inc. 18,742 2,612,073
Halozyme Therapeutics, Inc. (a) 1,756 113,490
Incyte Corp. (a) 2,422 227,959
Insmed, Inc. (a) 3,224 527,188
Ionis Pharmaceuticals, Inc. (a) 2,442 183,370
Madrigal Pharmaceuticals, Inc. (a) 275 143,954
Moderna, Inc. (a)(b) 5,453 277,012
Natera, Inc. (a) 2,040 407,980
Neurocrine Biosciences, Inc. (a) 1,473 194,053
Regeneron Pharmaceuticals, Inc. 1,536 1,186,775
Revolution Medicines, Inc. (a) 2,602 253,044
Roivant Sciences Ltd. (a) 5,890 163,153
United Therapeutics Corp. (a) 638 378,321
Vertex Pharmaceuticals, Inc. (a) 3,829 1,709,802
18,253,106
Broadline Retail ( 3 .6% )
Amazon.com, Inc. (a) 119,187 24,823,076
eBay, Inc. 5,845 532,012
Etsy, Inc. (a) 1,273 63,625
Ollie's Bargain Outlet Holdings, Inc. (a) 799 73,540
25,492,253
Building Products ( 1 .0% )
AAON, Inc. (b) 1,174 97,148
Advanced Drainage Systems, Inc. 1,258 172,510

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Building Products (cont’d)
Allegion plc 1,493 $ 216,918
AO Smith Corp. 1,976 130,297
Armstrong World Industries, Inc. 550 90,640
Builders FirstSource, Inc. (a) 1,391 114,521
Carlisle Cos., Inc. 1,417 472,740
Carrier Global Corp. 13,723 772,742
CSW Industrials, Inc. 279 72,702
Fortune Brands Innovations, Inc. 1,567 61,066
Johnson Controls International plc 10,625 1,391,344
Lennox International, Inc. 549 254,807
Masco Corp. 2,691 162,456
Modine Manufacturing Co. (a) 1,824 395,279
Owens Corning 2,792 302,150
Simpson Manufacturing Co., Inc. 714 122,537
Trane Technologies plc 3,844 1,601,949
Trex Co., Inc. (a) 1,410 51,352
UFP Industries, Inc. 751 69,182
Zurn Elkay Water Solutions Corp. 1,935 86,765
6,639,105
Capital Markets ( 3 .8% )
Affiliated Managers Group, Inc. 432 119,534
Ameriprise Financial, Inc. 1,478 656,823
Ares Management Corp., Class  A 3,377 368,431
Bank of New York Mellon Corp. (The) 11,140 1,321,538
BlackRock, Inc. 2,334 2,244,631
Blackstone, Inc. 11,946 1,373,671
Blue Owl Capital, Inc., Class  A (b) 10,231 93,409
Carlyle Group, Inc. (The) 4,274 206,819
Cboe Global Markets, Inc. 1,700 477,819
Charles Schwab Corp. (The) 26,861 2,524,397
CME Group, Inc. 5,826 1,720,709
Coinbase Global, Inc., Class  A (a)(b) 3,489 609,214
Evercore, Inc., Class  A 596 177,912
FactSet Research Systems, Inc. 575 124,769
Franklin Resources, Inc. (b) 4,499 106,266
Goldman Sachs Group, Inc. (The) 4,747 4,015,915
Hamilton Lane, Inc., Class  A 626 62,224
Houlihan Lokey, Inc., Class  A 883 126,816
Interactive Brokers Group, Inc., Class  A 7,012 470,295
Intercontinental Exchange, Inc. 9,204 1,447,605
Invesco Ltd. 7,227 175,544
Janus Henderson Group plc 2,036 104,589
Jefferies Financial Group, Inc. 2,674 110,356
KKR & Co., Inc. 11,219 1,037,758
LPL Financial Holdings, Inc. 1,290 388,071
MarketAxess Holdings, Inc. (b) 561 92,554
Moody's Corp. 2,374 1,035,658
Morningstar, Inc. 359 60,689
MSCI, Inc., Class  A 1,085 584,826
Nasdaq, Inc. 7,326 621,904
Northern Trust Corp. 3,006 419,547
PJT Partners, Inc., Class  A 364 50,858
Raymond James Financial, Inc. 2,869 415,403
S&P Global, Inc. 4,564 1,941,252
SEI Investments Co. 1,641 128,769
State Street Corp. 4,515 571,418
Stifel Financial Corp. (b) 2,403 177,630
T Rowe Price Group, Inc. 3,481 313,777
Shares Value
TPG, Inc., Class  A 2,227 $ 90,216
Tradeweb Markets, Inc., Class  A 1,885 221,789
Virtu Financial, Inc., Class  A 1,339 58,889
26,850,294
Chemicals ( 1 .3% )
Air Products and Chemicals, Inc. 3,860 1,121,291
Axalta Coating Systems Ltd. (a) 3,725 103,182
Balchem Corp. 556 94,231
Celanese Corp., Class  A 1,918 126,147
Eastman Chemical Co. 1,974 150,656
Ecolab, Inc. 4,395 1,169,158
Element Solutions, Inc. 3,969 135,502
FMC Corp. 2,245 38,659
International Flavors & Fragrances, Inc. 4,366 316,753
Linde plc 7,583 3,759,348
Mosaic Co. (The) 5,530 141,015
PPG Industries, Inc. 3,896 416,404
RPM International, Inc. 2,199 218,581
Sherwin-Williams Co. (The) 3,998 1,281,559
9,072,486
Commercial Services & Supplies ( 0 .6% )
Casella Waste Systems, Inc., Class  A (a) 990 78,547
Cintas Corp. 4,428 748,952
Clean Harbors, Inc. (a) 793 227,377
Copart, Inc. (a) 13,744 456,301
MSA Safety, Inc. 642 105,256
Republic Services, Inc., Class  A 3,176 695,607
Tetra Tech, Inc. 4,153 125,088
Veralto Corp. 3,939 348,286
Waste Management, Inc. 6,386 1,467,439
4,252,853
Communications Equipment ( 1 .2% )
Arista Networks, Inc. (a) 14,495 1,779,696
Ciena Corp. (a) 1,941 753,554
Cisco Systems, Inc. 54,970 4,265,122
F5, Inc. (a) 793 229,439
Lumentum Holdings, Inc. (a) 958 673,244
Motorola Solutions, Inc. 2,306 1,000,735
8,701,790
Construction & Engineering ( 0 .5% )
AECOM 2,083 176,680
Comfort Systems USA, Inc. 550 758,445
Dycom Industries, Inc. (a) 450 152,469
EMCOR Group, Inc. 700 516,817
IES Holdings, Inc. (a)(b) 145 69,088
MasTec, Inc. (a) 952 306,296
Quanta Services, Inc. 2,349 1,289,648
Sterling Infrastructure, Inc. (a) 472 192,231
Valmont Industries, Inc. (b) 338 135,055
WillScot Holdings Corp. (b) 2,878 49,962
3,646,691
Construction Materials ( 0 .5% )
CRH plc 17,064 1,793,768
Knife River Corp. (a) 1,991 162,565

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Construction Materials (cont’d)
Vulcan Materials Co. 4,580 $ 1,247,134
3,203,467
Consumer Finance ( 0 .8% )
Ally Financial, Inc. 4,981 195,405
American Express Co. 8,763 2,650,632
Capital One Financial Corp. 10,028 1,829,408
Credit Acceptance Corp. (a)(b) 94 39,805
FirstCash Holdings, Inc. 637 119,756
OneMain Holdings, Inc. 1,915 102,433
SLM Corp. 3,304 70,739
SoFi Technologies, Inc. (a) 20,748 329,478
Synchrony Financial 5,628 382,817
5,720,473
Consumer Staples Distribution & Retail ( 2 .5% )
Albertsons Cos., Inc., Class  A 6,971 118,786
BJ's Wholesale Club Holdings, Inc. (a) 1,687 166,034
Casey's General Stores, Inc. 723 526,243
Costco Wholesale Corp. 5,735 5,714,526
Dollar General Corp. 2,833 336,362
Dollar Tree, Inc. (a) 2,633 288,340
Kroger Co. (The) 12,327 891,982
Maplebear, Inc. (a) 3,811 142,760
Performance Food Group Co. (a) 3,011 257,922
Sprouts Farmers Market, Inc. (a) 1,882 145,159
Sysco Corp. 9,394 670,074
Target Corp. 5,855 709,626
U.S. Foods Holding Corp. (a) 4,299 396,411
Walmart, Inc. 56,586 7,032,508
17,396,733
Containers & Packaging ( 0 .3% )
Amcor plc (b) 8,018 318,715
AptarGroup, Inc. 1,135 143,033
Avery Dennison Corp. 1,336 230,700
Ball Corp. 4,656 275,216
Crown Holdings, Inc. 1,991 199,598
Graphic Packaging Holding Co. 5,139 51,082
International Paper Co. 9,093 324,620
Packaging Corp. of America 1,527 324,060
Sealed Air Corp. 2,534 106,555
Silgan Holdings, Inc. (b) 1,530 59,364
Smurfit WestRock plc 9,075 361,639
2,394,582
Distributors ( 0 .1% )
Genuine Parts Co. 1,804 190,773
LKQ Corp. 3,340 98,096
Pool Corp. 473 95,702
384,571
Diversified Consumer Services ( 0 .1% )
ADT, Inc. 8,074 53,046
Bright Horizons Family Solutions, Inc. (a) 872 71,617
Covista, Inc. (a) 562 64,771
Duolingo, Inc., Class  A (a) 592 58,353
H&R Block, Inc. 1,967 62,433
Service Corp. International 2,123 175,169
Shares Value
Stride, Inc. (a) 676 $ 59,603
544,992
Diversified REITs ( 0 .1% )
Essential Properties Realty Trust, Inc. (b) 3,298 100,127
WP Carey, Inc. (b) 3,452 234,598
334,725
Diversified Telecommunication Services ( 1 .0% )
AT&T, Inc. 97,509 2,826,786
Comcast Corp., Class  A 49,688 1,426,542
Verizon Communications, Inc. 58,788 2,951,158
7,204,486
Electric Utilities ( 1 .1% )
Alliant Energy Corp. (b) 4,080 292,781
Constellation Energy Corp. 5,325 1,487,006
Evergy, Inc. 3,609 295,649
Eversource Energy 5,959 412,840
Exelon Corp. 16,237 795,938
IDACORP, Inc. (b) 864 123,526
NextEra Energy, Inc. 33,018 3,066,712
NRG Energy, Inc. 3,231 472,178
Portland General Electric Co. 1,804 95,197
TXNM Energy, Inc. 1,715 100,259
Xcel Energy, Inc. 9,886 785,344
7,927,430
Electrical Equipment ( 1 .8% )
Acuity, Inc. 529 148,236
AMETEK, Inc. 3,976 852,295
Eaton Corp. plc 6,741 2,411,053
Emerson Electric Co. 9,768 1,279,803
GE Vernova, Inc. 4,275 3,731,648
Generac Holdings, Inc. (a) 1,030 201,190
Hubbell, Inc., Class  B (b) 920 451,481
Nextpower, Inc., Class  A (a)(b) 2,545 306,800
nVent Electric plc 2,782 329,055
Regal Rexnord Corp. 1,151 215,536
Rockwell Automation, Inc. 1,951 700,175
Vertiv Holdings Co., Class  A 6,541 1,639,044
12,266,316
Electronic Equipment, Instruments & Components ( 1 .3% )
Amphenol Corp., Class  A 21,285 2,689,360
Arrow Electronics, Inc. (a) 666 95,511
Badger Meter, Inc. 510 77,698
CDW Corp. 1,803 218,199
Cognex Corp. 2,930 143,541
Coherent Corp. (a) 2,697 642,452
Corning, Inc. 10,981 1,493,087
Flex Ltd. (a) 5,120 335,155
Itron, Inc. (a) 764 68,477
Jabil, Inc. 1,450 385,164
Keysight Technologies, Inc. (a) 2,961 836,098
Littelfuse, Inc. 428 145,242
Ralliant Corp. 1,975 82,140
TD SYNNEX Corp. 988 166,685
TE Connectivity plc 5,102 1,066,420
Teledyne Technologies, Inc. (a) 797 482,193
Vontier Corp. 2,046 72,572

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Electronic Equipment, Instruments & Components (cont’d)
Zebra Technologies Corp., Class  A (a) 699 $ 146,147
9,146,141
Energy Equipment & Services ( 0 .3% )
Baker Hughes Co., Class  A 28,561 1,743,649
Entertainment ( 1 .6% )
Electronic Arts, Inc. 3,134 638,929
Liberty Media Corp-Liberty Formula One,
Class  A (a) 3,908 305,137
Netflix, Inc. (a) 58,531 5,627,756
Roku, Inc., Class  A (a) 1,817 171,924
Take-Two Interactive Software, Inc. (a) 2,390 472,025
Walt Disney Co. (The) 27,084 2,610,356
Warner Bros Discovery, Inc. (a) 37,096 1,018,656
Warner Music Group Corp., Class  A 2,278 58,180
10,902,963
Financial Services ( 2 .3% )
Affirm Holdings, Inc., Class  A (a) 3,886 178,057
Apollo Global Management, Inc. 6,726 749,411
Corebridge Financial, Inc. 4,427 105,628
Corpay, Inc. (a) 934 271,785
Equitable Holdings, Inc. 4,648 172,487
Essent Group Ltd. 1,536 89,764
Euronet Worldwide, Inc. (a) 558 37,034
Fidelity National Information Services, Inc. 7,214 338,409
Fiserv, Inc. (a) 7,433 414,761
Jack Henry & Associates, Inc. 1,006 158,988
Jackson Financial, Inc., Class  A 1,114 117,772
Mastercard, Inc., Class  A 11,340 5,666,144
MGIC Investment Corp. 3,613 94,841
PayPal Holdings, Inc. 12,834 580,482
PennyMac Financial Services, Inc. (b) 473 41,340
Shift4 Payments, Inc., Class  A (a)(b) 932 40,756
Toast, Inc., Class  A (a) 6,717 178,068
Visa, Inc., Class  A 23,115 6,986,278
Voya Financial, Inc. 1,558 106,443
16,328,448
Food Products ( 0 .6% )
Bunge Global SA 2,637 335,426
Campbell's Co. (The) (b) 3,750 83,512
Conagra Brands, Inc. 9,321 146,526
Darling Ingredients, Inc. (a) 3,073 190,065
General Mills, Inc. 10,430 388,205
Hershey Co. (The) 2,853 593,110
Hormel Foods Corp. 5,701 129,128
Ingredion, Inc. 1,222 137,671
J.M. Smucker Co. (The) 2,045 197,220
Kraft Heinz Co. (The) 16,731 376,280
Lamb Weston Holdings, Inc. 2,689 113,637
McCormick & Co., Inc. (Non-Voting) 5,176 261,077
Mondelez International, Inc., Class  A 25,142 1,449,185
Pilgrim's Pride Corp. 843 31,832
Post Holdings, Inc. (a) 947 93,620
4,526,494
Gas Utilities ( 0 .0% ) (c)
Southwest Gas Holdings, Inc. 1,077 93,591
Shares Value
UGI Corp. (b) 3,427 $ 124,812
218,403
Ground Transportation ( 1 .2% )
JB Hunt Transport Services, Inc. 2,658 563,230
Knight-Swift Transportation Holdings, Inc.,
Class  A 5,544 319,223
Landstar System, Inc. 1,199 192,212
Lyft, Inc., Class  A (a)(b) 5,366 71,368
Old Dominion Freight Line, Inc. 6,434 1,257,204
Ryder System, Inc. 1,374 281,271
Saia, Inc. (a) 931 327,042
Uber Technologies, Inc. (a) 27,532 1,980,377
Union Pacific Corp. 11,123 2,698,662
XPO, Inc. (a) 4,006 779,367
8,469,956
Health Care Equipment & Supplies ( 2 .2% )
Abbott Laboratories 26,095 2,679,174
Align Technology, Inc. (a) 1,003 171,944
Baxter International, Inc. (b) 7,676 128,957
Becton Dickinson & Co. 4,299 675,932
Boston Scientific Corp. (a) 22,325 1,400,894
Cooper Cos., Inc. (The) (a) 2,939 210,138
Dexcom, Inc. (a) 5,698 357,834
Edwards Lifesciences Corp. (a) 8,662 693,653
GE HealthCare Technologies, Inc. 6,874 489,291
Glaukos Corp. (a) 834 89,788
Globus Medical, Inc., Class  A (a) 1,685 145,180
Hologic, Inc. (a) 3,318 250,808
IDEXX Laboratories, Inc. (a) 1,188 667,525
Insulet Corp. (a) 1,057 221,801
Intuitive Surgical, Inc. (a) 5,327 2,455,694
Masimo Corp. (a) 744 132,335
Medtronic plc 19,397 1,680,750
Merit Medical Systems, Inc. (a) 869 59,900
Penumbra, Inc. (a) 572 187,828
ResMed, Inc. 2,182 489,815
STERIS plc 1,477 326,609
Stryker Corp. 5,433 1,785,229
Teleflex, Inc. 660 78,943
Zimmer Biomet Holdings, Inc. 2,947 266,468
15,646,490
Health Care Providers & Services ( 1 .5% )
Centene Corp. (a) 7,271 238,052
Chemed Corp. 203 76,681
Cigna Group (The) 3,916 1,044,593
CorVel Corp. (a) 487 26,615
CVS Health Corp. 19,210 1,379,662
DaVita, Inc. (a)(b) 552 84,837
Elevance Health, Inc. 3,327 973,979
Encompass Health Corp. 1,481 143,257
Ensign Group, Inc. (The) 844 170,066
Guardant Health, Inc. (a) 1,902 175,688
HCA Healthcare, Inc. 2,289 1,083,246
HealthEquity, Inc. (a) 1,177 98,362
Henry Schein, Inc. (a) 1,473 108,560
Humana, Inc. 1,818 315,223
Labcorp Holdings, Inc. 1,239 330,578

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care Providers & Services (cont’d)
Molina Healthcare, Inc. (a) 762 $ 101,575
Option Care Health, Inc. (a) 2,359 63,504
Quest Diagnostics, Inc. 1,649 323,171
UnitedHealth Group, Inc. 13,691 3,704,648
10,442,297
Health Care REITs ( 0 .5% )
Alexandria Real Estate Equities, Inc. 2,733 126,866
American Healthcare REIT, Inc. (b) 2,952 139,216
CareTrust REIT, Inc. 3,554 130,254
Healthcare Realty Trust, Inc., Class  A 5,616 95,416
Healthpeak Properties, Inc. 11,069 181,864
Omega Healthcare Investors, Inc. 4,698 205,866
Ventas, Inc. 7,487 612,287
Welltower, Inc. 11,068 2,188,254
3,680,023
Health Care Technology ( 0 .1% )
Veeva Systems, Inc., Class  A (a) 2,087 366,602
Waystar Holding Corp. (a)(b) 1,542 37,178
403,780
Hotel & Resort REITs ( 0 .0% ) (c)
Host Hotels & Resorts, Inc. (b) 10,831 207,522
Ryman Hospitality Properties, Inc. 976 90,055
297,577
Hotels, Restaurants & Leisure ( 1 .6% )
Airbnb, Inc., Class  A (a) 5,682 717,523
Aramark 5,114 207,321
Booking Holdings, Inc. 440 1,852,541
Brinker International, Inc. (a) 852 121,640
Cava Group, Inc. (a)(b) 1,953 157,998
Chipotle Mexican Grill, Inc., Class  A (a) 25,467 815,199
Choice Hotels International, Inc. (b) 412 42,642
Darden Restaurants, Inc. (b) 2,253 441,678
Domino's Pizza, Inc. (b) 653 234,290
DoorDash, Inc., Class  A (a) 4,935 740,990
Hilton Worldwide Holdings, Inc. 3,434 1,044,211
Hyatt Hotels Corp., Class  A (b) 629 90,444
Life Time Group Holdings, Inc. (a)(b) 2,350 63,309
Marriott International, Inc., Class  A 3,331 1,089,470
Planet Fitness, Inc., Class  A (a) 1,292 96,099
Shake Shack, Inc., Class  A (a) 755 66,795
Starbucks Corp. 22,346 2,001,978
Texas Roadhouse, Inc., Class  A 1,284 212,040
Vail Resorts, Inc. (b) 547 70,191
Wingstop, Inc. (b) 536 83,064
Wyndham Hotels & Resorts, Inc. (b) 1,152 93,577
Yum! Brands, Inc. 5,424 843,323
11,086,323
Household Durables ( 0 .3% )
DR Horton, Inc. 4,102 562,877
Lennar Corp., Class  A 3,493 303,332
NVR, Inc. (a) 41 270,183
PulteGroup, Inc. 3,079 362,121
Somnigroup International, Inc. 2,425 179,256
Taylor Morrison Home Corp., Class  A (a) 1,530 89,107
Toll Brothers, Inc. 1,524 207,980
Shares Value
TopBuild Corp. (a) 440 $ 154,572
2,129,428
Household Products ( 0 .9% )
Church & Dwight Co., Inc. 3,106 289,852
Clorox Co. (The) (b) 1,572 162,906
Colgate-Palmolive Co. 10,424 888,437
Kimberly-Clark Corp. (b) 4,295 414,339
Procter & Gamble Co. (The) 30,083 4,345,189
6,100,723
Independent Power and Renewable Electricity Producers ( 0 .0% ) (c)
AES Corp. (The) 11,349 159,907
Brookfield Renewable Corp. (b) 2,326 92,645
Clearway Energy, Inc., Class  C 1,514 59,485
312,037
Industrial REITs ( 0 .4% )
Americold Realty Trust, Inc. (b) 4,625 53,002
EastGroup Properties, Inc. 841 155,661
First Industrial Realty Trust, Inc. 2,099 121,427
Lineage, Inc. (b) 1,158 37,936
Prologis, Inc. 14,710 1,944,368
Rexford Industrial Realty, Inc. 3,700 121,101
STAG Industrial, Inc. 3,014 108,685
Terreno Realty Corp. 1,615 99,193
2,641,373
Insurance ( 2 .0% )
Aflac, Inc. 7,501 822,935
American Financial Group, Inc. 1,139 145,462
American International Group, Inc. 8,763 659,416
Aon plc, Class  A 3,440 1,110,363
Arch Capital Group Ltd. (a) 5,588 536,392
Arthur J Gallagher & Co. 3,899 844,445
Assurant, Inc. 813 177,080
Axis Capital Holdings Ltd. 1,240 125,748
Brown & Brown, Inc. 4,519 294,684
Cincinnati Financial Corp. 2,485 391,015
Everest Group Ltd. 645 210,818
First American Financial Corp. 1,532 92,364
Hanover Insurance Group, Inc. (The) 568 98,463
Hartford Insurance Group, Inc. (The) 4,512 610,158
Kinsale Capital Group, Inc. 356 121,631
Markel Group, Inc. (a) 199 380,900
Marsh & McLennan Cos., Inc. 7,863 1,363,837
MetLife, Inc. 9,007 636,975
Old Republic International Corp. 3,734 148,987
Primerica, Inc. 515 128,997
Principal Financial Group, Inc. 3,554 320,251
Progressive Corp. (The) 9,495 1,882,289
Prudential Financial, Inc. 5,681 554,977
Reinsurance Group of America, Inc. 1,062 216,818
RenaissanceRe Holdings Ltd. 673 200,036
RLI Corp. 1,368 78,031
Ryan Specialty Holdings, Inc., Class  A 1,860 62,756
Travelers Cos., Inc. (The) 3,498 1,020,297
Unum Group 2,700 197,181
W. R. Berkley Corp. 4,712 312,311

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Insurance (cont’d)
Willis Towers Watson plc 1,552 $ 451,166
14,196,783
Interactive Media & Services ( 5 .4% )
Alphabet, Inc., Class  A 130,132 37,420,758
Pinterest, Inc., Class  A (a) 8,275 151,763
Reddit, Inc., Class  A (a) 1,881 253,277
Snap, Inc., Class  A (a) 15,722 72,321
37,898,119
IT Services ( 1 .2% )
Accenture plc, Class  A 8,560 1,697,363
Akamai Technologies, Inc. (a)(b) 1,972 226,484
Amdocs Ltd. (b) 1,528 99,717
Cloudflare, Inc., Class  A (a) 4,387 905,214
Cognizant Technology Solutions Corp., Class  A 6,698 410,922
EPAM Systems, Inc. (a)(b) 736 99,654
Gartner, Inc. (a) 1,081 171,166
GoDaddy, Inc., Class  A (a) 1,873 154,841
International Business Machines Corp. 13,071 3,168,280
Kyndryl Holdings, Inc. (a) 3,176 41,669
MongoDB, Inc., Class  A (a) 1,090 266,799
Snowflake, Inc., Class  A (a) 4,594 692,867
Twilio, Inc., Class  A (a) 2,022 254,408
VeriSign, Inc. 1,273 316,162
8,505,546
Leisure Products ( 0 .0% ) (c)
Hasbro, Inc. 1,815 169,884
Mattel, Inc. (a) 4,060 58,992
228,876
Life Sciences Tools & Services ( 1 .1% )
Agilent Technologies, Inc. 4,264 486,011
Avantor, Inc. (a) 9,960 78,086
Bio-Rad Laboratories, Inc., Class  A (a) 271 75,541
Bio-Techne Corp. 2,331 121,818
Bruker Corp. (b) 1,644 59,381
Charles River Laboratories International, Inc. (a) 730 125,925
Danaher Corp. 9,751 1,848,790
Illumina, Inc. (a) 2,243 276,472
IQVIA Holdings, Inc. (a) 2,543 433,683
Medpace Holdings, Inc. (a) 344 165,185
Mettler-Toledo International, Inc. (a) 303 382,144
PerkinElmer, Inc. (b) 1,677 146,922
Repligen Corp. (a) 802 94,492
Thermo Fisher Scientific, Inc. 5,607 2,756,009
Waters Corp. (a) 1,479 440,446
West Pharmaceutical Services, Inc. 1,079 270,441
7,761,346
Machinery ( 3 .0% )
AGCO Corp. 1,082 125,371
Allison Transmission Holdings, Inc. 1,445 169,152
Caterpillar, Inc. 6,931 4,910,336
Chart Industries, Inc. (a) 828 171,189
CNH Industrial NV 15,266 167,926
Cummins, Inc. 2,395 1,288,558
Deere & Co. 4,356 2,453,735
Donaldson Co., Inc. 2,005 170,164
Shares Value
Dover Corp. 2,332 $ 486,105
Esab Corp. 990 95,693
ESCO Technologies, Inc. 450 126,617
Federal Signal Corp. 1,030 111,384
Flowserve Corp. 2,200 161,722
Fortive Corp. 5,337 295,029
Gates Industrial Corp. plc (a) 4,454 100,705
Graco, Inc. 2,858 241,930
IDEX Corp. 1,288 244,140
Illinois Tool Works, Inc. 4,999 1,301,190
Ingersoll Rand, Inc. 6,845 548,421
ITT, Inc. 1,491 284,080
JBT Marel Corp. 886 113,293
Lincoln Electric Holdings, Inc. 931 231,894
Middleby Corp. (The) (a) 861 114,151
Mueller Industries, Inc. 1,885 208,858
Nordson Corp. 915 243,445
Oshkosh Corp. 1,085 159,723
Otis Worldwide Corp. 6,756 520,753
PACCAR, Inc. 8,985 1,037,768
Parker-Hannifin Corp. 2,193 1,963,261
Pentair plc 2,831 246,609
RBC Bearings, Inc. (a) 540 293,285
Snap-on, Inc. 892 323,992
SPX Technologies, Inc. (a) 844 168,749
Stanley Black & Decker, Inc. 2,688 191,009
Timken Co. (The) 1,110 111,633
Toro Co. (The) 1,693 158,194
Watts Water Technologies, Inc., Class  A 473 137,307
Westinghouse Air Brake Technologies Corp. 2,934 733,236
Xylem, Inc. 4,221 504,410
20,915,017
Media ( 0 .2% )
Charter Communications, Inc., Class  A (a) 1,198 258,624
Liberty Broadband Corp., Class  C (a) 1,841 92,602
New York Times Co. (The), Class  A (b) 2,477 207,399
Nexstar Media Group, Inc., Class  A 432 78,119
Omnicom Group, Inc. 4,719 355,388
Paramount Skydance Corp., Class  B (b) 4,897 44,171
Sirius XM Holdings, Inc. (b) 3,001 69,263
Trade Desk, Inc. (The), Class  A (a) 6,126 138,999
Versant Media Group, Inc. (a) 2,010 74,410
1,318,975
Metals & Mining ( 0 .4% )
Commercial Metals Co. 3,889 238,901
Nucor Corp. 7,991 1,351,278
Reliance, Inc. 1,820 553,135
Steel Dynamics, Inc. 4,786 861,480
3,004,794
Mortgage Real Estate Investment Trusts (REITs) ( 0 .1% )
AGNC Investment Corp. (b) 17,880 179,336
Annaly Capital Management, Inc. 11,664 246,694
Rithm Capital Corp. (b) 9,087 86,145
Starwood Property Trust, Inc. (b) 5,745 98,929
611,104
Multi-Utilities ( 0 .8% )
Ameren Corp. 4,369 480,241

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Multi-Utilities (cont’d)
CMS Energy Corp. 4,830 $ 374,711
Consolidated Edison, Inc. 5,721 647,503
Dominion Energy, Inc. 13,941 861,833
DTE Energy Co. 3,287 480,625
NiSource, Inc. 7,579 353,636
Public Service Enterprise Group, Inc. 7,921 641,205
Sempra 10,360 1,006,681
WEC Energy Group, Inc. 5,161 597,489
5,443,924
Office REITs ( 0 .1% )
BXP, Inc. 2,518 130,684
COPT Defense Properties 1,832 56,059
Cousins Properties, Inc. (b) 2,690 60,713
Kilroy Realty Corp. (b) 1,892 53,374
Vornado Realty Trust 2,893 75,189
376,019
Oil, Gas & Consumable Fuels ( 0 .3% )
CNX Resources Corp. (a) 4,769 183,845
Occidental Petroleum Corp. 24,749 1,608,685
1,792,530
Paper & Forest Products ( 0 .0% ) (c)
Louisiana-Pacific Corp. 900 65,475
Passenger Airlines ( 0 .3% )
Alaska Air Group, Inc. (a)(b) 4,081 150,099
American Airlines Group, Inc. (a)(b) 22,922 246,182
Delta Air Lines, Inc. 22,865 1,520,065
Joby Aviation, Inc. (a)(b) 8,502 70,227
1,986,573
Personal Care Products ( 0 .1% )
BellRing Brands, Inc. (a) 1,581 25,438
elf Beauty, Inc. (a)(b) 759 46,003
Estee Lauder Cos., Inc. (The), Class  A 3,194 229,233
Kenvue, Inc. 24,861 428,604
729,278
Pharmaceuticals ( 2 .9% )
Bristol-Myers Squibb Co. 30,707 1,862,380
Corcept Therapeutics, Inc. (a) 1,404 56,595
Elanco Animal Health, Inc. (a)(b) 7,424 177,656
Eli Lilly & Co. 11,000 10,117,470
Jazz Pharmaceuticals plc (a) 877 165,797
Merck & Co., Inc. 37,317 4,488,862
Pfizer, Inc. 85,933 2,412,999
Royalty Pharma plc, Class  A 6,008 288,204
Zoetis, Inc., Class  A 6,350 750,633
20,320,596
Professional Services ( 0 .5% )
Amentum Holdings, Inc. (a) 2,802 73,076
Automatic Data Processing, Inc. 5,618 1,141,465
Booz Allen Hamilton Holding Corp., Class  A 1,866 145,604
Broadridge Financial Solutions, Inc. 1,616 262,568
Equifax, Inc. 1,826 328,808
ExlService Holdings, Inc. (a) 2,154 65,589
FTI Consulting, Inc. (a) 473 83,612
Genpact Ltd. 2,223 82,807
Shares Value
Parsons Corp. (a) 748 $ 40,519
Paychex, Inc. 4,494 413,987
Paycom Software, Inc. 695 84,470
Paylocity Holding Corp. (a) 613 66,229
Robert Half, Inc. 1,567 39,802
Science Applications International Corp. 641 60,844
SS&C Technologies Holdings, Inc. 2,941 198,724
TransUnion 2,986 206,601
UL Solutions, Inc., Class  A (b) 1,170 100,281
Verisk Analytics, Inc., Class  A 2,107 399,803
3,794,789
Real Estate Management & Development ( 0 .2% )
CBRE Group, Inc., Class  A (a) 4,691 635,443
CoStar Group, Inc. (a) 6,507 262,492
Jones Lang LaSalle, Inc. (a) 738 224,588
Zillow Group, Inc., Class  C (a) 2,988 123,644
1,246,167
Residential REITs ( 0 .3% )
AvalonBay Communities, Inc. 2,242 366,231
Camden Property Trust 1,664 162,506
Equity LifeStyle Properties, Inc. 3,050 190,381
Equity Residential 5,995 354,604
Essex Property Trust, Inc. 1,017 246,114
Invitation Homes, Inc. 9,733 241,865
Mid-America Apartment Communities, Inc. 1,848 225,678
Sun Communities, Inc. 1,937 243,984
UDR, Inc. (b) 5,252 177,413
2,208,776
Retail REITs ( 0 .4% )
Brixmor Property Group, Inc. 4,869 140,227
Federal Realty Investment Trust 1,360 144,446
Kimco Realty Corp. 10,579 237,710
Kite Realty Group Trust 3,454 84,796
NNN REIT, Inc. 3,015 126,720
Phillips Edison & Co., Inc. 2,010 75,214
Realty Income Corp. 14,782 904,363
Regency Centers Corp. 2,889 218,582
Simon Property Group, Inc. 5,131 957,085
2,889,143
Semiconductors & Semiconductor Equipment ( 14 .4% )
Advanced Micro Devices, Inc. (a) 22,628 4,603,214
Allegro MicroSystems, Inc. (a) 1,761 55,524
Analog Devices, Inc. 6,795 2,161,761
Applied Materials, Inc. 11,041 3,773,703
Broadcom, Inc. 57,922 17,927,438
Cirrus Logic, Inc. (a) 706 102,102
Enphase Energy, Inc. (a) 1,654 62,538
Entegris, Inc. 2,106 246,908
First Solar, Inc. (a) 1,300 256,438
Intel Corp. 58,878 2,598,286
KLA Corp. 1,825 2,687,148
Lam Research Corp. 17,361 3,709,351
Lattice Semiconductor Corp. (a) 1,890 175,317
MACOM Technology Solutions Holdings, Inc. (a) 932 206,969
Marvell Technology, Inc. 12,121 1,200,585
Microchip Technology, Inc. 7,394 477,726
Micron Technology, Inc. 15,625 5,278,750

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Semiconductors & Semiconductor Equipment (cont’d)
MKS, Inc. 1,163 $ 267,269
Monolithic Power Systems, Inc. 651 711,771
NVIDIA Corp. 279,240 48,699,456
ON Semiconductor Corp. (a)(b) 5,466 338,455
Qorvo, Inc. (a) 1,286 99,537
QUALCOMM, Inc. 14,887 1,917,148
Rambus, Inc. (a) 1,495 128,615
Skyworks Solutions, Inc. (b) 2,081 111,438
Teradyne, Inc. 2,168 642,725
Texas Instruments, Inc. 12,624 2,450,823
Universal Display Corp. (b) 618 56,646
100,947,641
Software ( 8 .0% )
ACI Worldwide, Inc. (a) 1,440 59,054
Adobe, Inc. (a) 5,696 1,384,584
Appfolio, Inc., Class  A (a) 314 49,555
AppLovin Corp., Class  A (a) 3,108 1,236,984
Atlassian Corp., Class  A (a) 2,333 159,227
Autodesk, Inc. (a) 2,943 704,554
Bentley Systems, Inc., Class  B (b) 2,212 77,685
Box, Inc., Class  A (a) 1,985 46,925
Cadence Design Systems, Inc. (a) 3,784 1,051,460
CCC Intelligent Solutions Holdings, Inc. (a) 8,566 51,396
Clearwater Analytics Holdings, Inc., Class  A (a) 3,912 92,519
CommVault Systems, Inc. (a) 613 47,747
Crowdstrike Holdings, Inc., Class  A (a) 3,392 1,324,271
Datadog, Inc., Class  A (a) 4,480 528,864
Docusign, Inc., Class  A (a) 2,788 132,179
Dolby Laboratories, Inc., Class  A 855 51,351
Dropbox, Inc., Class  A (a) 2,626 59,663
Dynatrace, Inc. (a) 4,176 154,429
Elastic NV (a) 1,288 64,387
Fair Isaac Corp. (a) 357 381,112
Fortinet, Inc. (a) 8,613 703,854
Gen Digital, Inc. (b) 7,804 146,949
Guidewire Software, Inc. (a) 1,179 176,331
HubSpot, Inc. (a) 705 172,091
Intuit, Inc. 3,772 1,630,937
Manhattan Associates, Inc. (a) 831 110,623
MARA Holdings, Inc. (a)(b) 5,315 43,370
Microsoft Corp. 87,990 32,571,259
Nutanix, Inc., Class  A (a) 3,695 140,447
Oracle Corp. 23,831 3,505,778
Palo Alto Networks, Inc. (a) 11,255 1,804,402
PTC, Inc. (a) 1,664 237,103
Q2 Holdings, Inc. (a) 852 40,300
Qualys, Inc. (a) 496 43,574
Roper Technologies, Inc. 1,430 506,020
Salesforce, Inc. 12,519 2,336,922
Samsara, Inc., Class  A (a) 4,817 152,651
SentinelOne, Inc., Class  A (a) 4,421 56,943
ServiceNow, Inc. (a) 14,461 1,511,898
SPS Commerce, Inc. (a) 533 29,672
Synopsys, Inc. (a) 2,551 1,011,420
Trimble, Inc. (a) 4,115 268,421
Tyler Technologies, Inc. (a) 594 203,374
Varonis Systems, Inc., Class  B (a) 1,612 34,610
Workday, Inc., Class  A (a) 2,945 382,614
Shares Value
Zscaler, Inc. (a) 1,438 $ 201,737
55,681,246
Specialized REITs ( 1 .0% )
American Tower Corp. 7,406 1,278,127
Crown Castle, Inc. 6,912 562,015
CubeSmart 3,624 132,820
Digital Realty Trust, Inc. 5,447 981,604
Equinix, Inc. 1,549 1,518,392
Extra Space Storage, Inc. 3,335 437,319
Iron Mountain, Inc. 4,091 417,855
Lamar Advertising Co., Class  A 1,369 173,397
National Storage Affiliates Trust 1,175 44,344
Public Storage 2,513 680,721
SBA Communications Corp., Class  A 1,675 288,284
Weyerhaeuser Co. 9,251 226,002
6,740,880
Specialty Retail ( 2 .0% )
AutoNation, Inc. (a) 352 68,731
AutoZone, Inc. (a) 213 719,467
Bath & Body Works, Inc. 2,682 50,073
Best Buy Co., Inc. 2,538 162,940
Boot Barn Holdings, Inc. (a) 388 56,788
Burlington Stores, Inc. (a) 805 261,931
CarMax, Inc. (a) 1,924 80,000
Carvana Co., Class  A (a) 1,763 554,252
Dick's Sporting Goods, Inc. (b) 832 164,977
Five Below, Inc. (a) 697 159,251
Floor & Decor Holdings, Inc., Class  A (a)(b) 1,395 70,866
GameStop Corp., Class  A (a)(b) 5,353 123,333
Gap, Inc. (The) 3,254 78,747
Group 1 Automotive, Inc. 160 52,901
Home Depot, Inc. (The) 12,882 4,236,761
Lithia Motors, Inc., Class  A (b) 312 77,913
Lowe's Cos., Inc. 7,254 1,713,975
O'Reilly Automotive, Inc. (a) 10,840 1,000,640
Penske Automotive Group, Inc. 227 33,941
Ross Stores, Inc. 4,122 892,949
TJX Cos., Inc. (The) 14,357 2,292,813
Tractor Supply Co. 6,832 309,490
Ulta Beauty, Inc. (a) 574 300,035
Urban Outfitters, Inc. (a) 735 46,562
Wayfair, Inc., Class  A (a)(b) 1,302 97,923
Williams-Sonoma, Inc. 1,521 277,324
13,884,583
Technology Hardware, Storage & Peripherals ( 7 .2% )
Apple, Inc. 175,981 44,662,218
Dell Technologies, Inc., Class  C 4,341 712,488
Everpure, Inc., Class  A (a) 4,354 257,060
Hewlett Packard Enterprise Co. 18,423 438,652
HP, Inc. 13,031 250,325
NetApp, Inc. 2,748 281,368
Sandisk Corp. (a) 1,935 1,229,383
Seagate Technology Holdings plc 3,029 1,186,641
Western Digital Corp. 4,690 1,268,598
50,286,733
Textiles, Apparel & Luxury Goods ( 0 .3% )
Crocs, Inc. (a)(b) 653 54,212

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Textiles, Apparel & Luxury Goods (cont’d)
Deckers Outdoor Corp. (a) 1,872 $ 187,369
Lululemon Athletica, Inc. (a) 1,341 205,307
NIKE, Inc., Class  B 15,148 800,117
Ralph Lauren Corp., Class  A 490 168,555
Tapestry, Inc. 2,635 371,825
VF Corp. 4,813 81,773
1,869,158
Trading Companies & Distributors ( 0 .6% )
Air Lease Corp., Class  A 1,819 118,126
Applied Industrial Technologies, Inc. 653 173,254
Core & Main, Inc., Class  A (a) 3,298 162,921
Fastenal Co. 14,848 688,947
Ferguson Enterprises, Inc. 2,527 589,448
GATX Corp. 619 105,688
QXO, Inc. (a) 9,005 174,877
SiteOne Landscape Supply, Inc. (a) 564 75,074
United Rentals, Inc. 1,092 795,588
Watsco, Inc. (b) 618 224,822
WESCO International, Inc. 613 167,729
WW Grainger, Inc. 574 626,125
3,902,599
Water Utilities ( 0 .1% )
American Water Works Co., Inc. 3,095 421,199
Essential Utilities, Inc. 4,512 181,698
602,897
Wireless Telecommunication Services ( 0 .2% )
T-Mobile US, Inc. 6,921 1,453,618
Total Common Stocks
(Cost $586,909,648) 697,580,541
Short-Term Investments (0.6%)
Investment Company (0.3%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.57% (See Note G)
(Cost $2,001,033)
2,001,033 2,001,033
Security held as Collateral on Loaned Securities ( 0 .3% )
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.57% (See Note G)
(Cost $2,228,770)
2,228,770 2,228,770
Total Short-Term Investments
(Cost $4,229,803) 4,229,803
–
Total Investments ( 100 .3% )
(Cost $ 591,139,451 ) including
$ 8,512,118 of Securities Loaned (d) 701,810,344
Liabilities in Excess of Other Assets
(
-0.3%
) (1,904,204)
NET ASSETS (100.0%) $ 699,906,140
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2026.
(c) Amount is less than 0.05%.
(d) At March 31, 2026, the aggregate cost for federal income tax purposes is $591,139,451. The aggregate gross unrealized
appreciation is $141,811,397 and the aggregate gross unrealized depreciation is $31,140,504, resulting in net unrealized appreciation of $110,670,893.
REIT Real Estate Investment Trust
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 33 .3%
Financials 13 .7
Industrials 11 .6
Health Care 10 .4
Consumer Discretionary 8 .7
Communication Services 8 .4
Other** 8 .3
Consumer Staples 5 .6
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31, 2026.
** Sectors representing less than 5% of total investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.7%)
Aerospace & Defense ( 0 .2% )
Axon Enterprise, Inc. (a)(b) 58 $ 24,632
Air Freight & Logistics ( 0 .3% )
Expeditors International of Washington, Inc. 22 3,151
FedEx Corp. 51 18,165
United Parcel Service, Inc., Class  B 246 24,202
45,518
Automobile Components ( 0 .1% )
Aptiv plc (a) 41 2,847
BorgWarner, Inc. 94 5,100
7,947
Automobiles ( 0 .2% )
Ford Motor Co. 2,985 34,447
Banks ( 5 .3% )
Bank of America Corp. 5,473 266,809
BOK Financial Corp. 18 2,305
East West Bancorp, Inc. 104 11,103
Hancock Whitney Corp. 37 2,353
JPMorgan Chase & Co. 1,780 523,605
Popular, Inc. 49 6,574
UMB Financial Corp. 55 6,203
United Bankshares, Inc. 27 1,118
Zions Bancorp NA 111 6,396
826,466
Beverages ( 2 .5% )
Coca-Cola Co. (The) 2,968 225,716
Molson Coors Beverage Co., Class  B 117 5,038
PepsiCo, Inc. 1,041 161,657
392,411
Biotechnology ( 1 .9% )
Alkermes plc (a)(b) 124 4,385
Amgen, Inc. 411 144,610
Insmed, Inc. (a) 160 26,163
Neurocrine Biosciences, Inc. (a) 74 9,749
Revolution Medicines, Inc. (a) 29 2,820
United Therapeutics Corp. (a) 32 18,975
Vertex Pharmaceuticals, Inc. (a) 194 86,629
293,331
Broadline Retail ( 3 .5% )
Amazon.com, Inc. (a) 2,468 514,010
eBay, Inc. 342 31,129
Etsy, Inc. (a) 73 3,649
548,788
Building Products ( 0 .7% )
AAON, Inc. (b) 16 1,324
Allegion plc 43 6,248
Johnson Controls International plc 175 22,916
Simpson Manufacturing Co., Inc. 32 5,492
Trane Technologies plc 169 70,429
106,409
Capital Markets ( 2 .7% )
Ameriprise Financial, Inc. 38 16,887
Cboe Global Markets, Inc. 79 22,205
Shares Value
CME Group, Inc. 274 $ 80,926
FactSet Research Systems, Inc. 28 6,076
Hamilton Lane, Inc., Class  A 13 1,292
Intercontinental Exchange, Inc. 108 16,986
Invesco Ltd. 200 4,858
KKR & Co., Inc. 292 27,010
LPL Financial Holdings, Inc. 16 4,813
MarketAxess Holdings, Inc. (b) 16 2,640
Moody's Corp. 119 51,914
MSCI, Inc., Class  A 55 29,646
Nasdaq, Inc. 343 29,117
Raymond James Financial, Inc. 120 17,375
S&P Global, Inc. 228 96,977
Tradeweb Markets, Inc., Class  A 88 10,354
419,076
Chemicals ( 0 .2% )
Eastman Chemical Co. 41 3,129
Ecolab, Inc. 82 21,814
International Flavors & Fragrances, Inc. 113 8,198
Mosaic Co. (The) 140 3,570
36,711
Commercial Services & Supplies ( 0 .0% ) (c)
Tetra Tech, Inc. 198 5,964
Communications Equipment ( 1 .9% )
Cisco Systems, Inc. 3,014 233,856
Motorola Solutions, Inc. 127 55,114
288,970
Construction & Engineering ( 0 .5% )
Comfort Systems USA, Inc. 23 31,717
Quanta Services, Inc. 81 44,470
76,187
Consumer Finance ( 1 .7% )
Ally Financial, Inc. 234 9,180
American Express Co. 413 124,924
Capital One Financial Corp. 472 86,107
SLM Corp. 149 3,190
SoFi Technologies, Inc. (a)(b) 975 15,483
Synchrony Financial 265 18,025
256,909
Consumer Staples Distribution & Retail ( 0 .0% ) (c)
Albertsons Cos., Inc., Class  A 71 1,210
Containers & Packaging ( 0 .1% )
Amcor plc 152 6,042
Ball Corp. 105 6,207
Crown Holdings, Inc. 28 2,807
Smurfit WestRock plc 90 3,586
18,642
Diversified Consumer Services ( 0 .0% ) (c)
Duolingo, Inc., Class  A (a) 27 2,661
H&R Block, Inc. 56 1,778
4,439
Diversified REITs ( 0 .0% ) (c)
WP Carey, Inc. (b) 83 5,641

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Diversified Telecommunication Services ( 1 .8% )
AT&T, Inc. 1,331 $ 38,586
Comcast Corp., Class  A 2,724 78,206
Verizon Communications, Inc. 3,223 161,794
278,586
Electric Utilities ( 1 .3% )
Constellation Energy Corp. 256 71,488
Eversource Energy 137 9,491
Exelon Corp. 781 38,285
NextEra Energy, Inc. 838 77,834
Portland General Electric Co. 51 2,691
199,789
Electrical Equipment ( 1 .2% )
GE Vernova, Inc. 206 179,817
Electronic Equipment, Instruments & Components ( 1 .0% )
Amphenol Corp., Class  A 394 49,782
CDW Corp. 99 11,981
Itron, Inc. (a) 29 2,599
Jabil, Inc. 22 5,844
Keysight Technologies, Inc. (a) 130 36,708
TE Connectivity plc 225 47,030
153,944
Energy Equipment & Services ( 0 .3% )
Baker Hughes Co., Class  A 754 46,032
Entertainment ( 2 .2% )
Electronic Arts, Inc. 172 35,066
Netflix, Inc. (a) 3,208 308,449
343,515
Financial Services ( 4 .9% )
Affirm Holdings, Inc., Class  A (a) 213 9,760
Equitable Holdings, Inc. 132 4,898
Mastercard, Inc., Class  A 622 310,789
MGIC Investment Corp. 162 4,252
PayPal Holdings, Inc. 704 31,842
Toast, Inc., Class  A (a) 368 9,756
Visa, Inc., Class  A (b) 1,283 387,774
759,071
Food Products ( 0 .4% )
Campbell's Co. (The) (b) 146 3,251
General Mills, Inc. 407 15,149
Hershey Co. (The) 54 11,226
J.M. Smucker Co. (The) 39 3,761
Mondelez International, Inc., Class  A 523 30,146
63,533
Gas Utilities ( 0 .0% ) (c)
Southwest Gas Holdings, Inc. 52 4,519
UGI Corp. (b) 41 1,493
6,012
Health Care Equipment & Supplies ( 2 .5% )
Boston Scientific Corp. (a) 1,129 70,845
GE HealthCare Technologies, Inc. 347 24,699
Glaukos Corp. (a) 42 4,522
Hologic, Inc. (a) 168 12,699
Intuitive Surgical, Inc. (a) 270 124,467
Shares Value
Medtronic plc 388 $ 33,620
ResMed, Inc. 111 24,917
Stryker Corp. 274 90,034
385,803
Health Care Providers & Services ( 0 .8% )
Centene Corp. (a) 368 12,048
HealthEquity, Inc. (a) 56 4,680
Henry Schein, Inc. (a) 75 5,528
UnitedHealth Group, Inc. 353 95,518
117,774
Health Care REITs ( 0 .2% )
Alexandria Real Estate Equities, Inc. 130 6,034
Ventas, Inc. 360 29,441
35,475
Hotel & Resort REITs ( 0 .0% ) (c)
Host Hotels & Resorts, Inc. (b) 249 4,771
Hotels, Restaurants & Leisure ( 1 .4% )
Booking Holdings, Inc. 15 63,155
Hilton Worldwide Holdings, Inc. 172 52,302
Hyatt Hotels Corp., Class  A (b) 30 4,314
Marriott International, Inc., Class  A 167 54,620
Texas Roadhouse, Inc., Class  A 17 2,807
Vail Resorts, Inc. (b) 7 898
Yum! Brands, Inc. 212 32,962
211,058
Household Durables ( 0 .3% )
PulteGroup, Inc. 146 17,171
Taylor Morrison Home Corp., Class  A (a) 71 4,135
Toll Brothers, Inc. 72 9,826
TopBuild Corp. (a) 20 7,026
38,158
Household Products ( 2 .3% )
Church & Dwight Co., Inc. (b) 181 16,891
Clorox Co. (The) (b) 92 9,534
Colgate-Palmolive Co. 612 52,161
Kimberly-Clark Corp. 253 24,407
Procter & Gamble Co. (The) 1,776 256,525
359,518
Independent Power and Renewable Electricity Producers ( 0 .0% ) (c)
AES Corp. (The) 298 4,199
Industrial REITs ( 0 .1% )
EastGroup Properties, Inc. 38 7,033
Rexford Industrial Realty, Inc. 176 5,761
STAG Industrial, Inc. 145 5,229
18,023
Insurance ( 1 .7% )
American International Group, Inc. 180 13,545
Aon plc, Class  A 114 36,797
Axis Capital Holdings Ltd. 57 5,780
First American Financial Corp. 28 1,688
Hartford Insurance Group, Inc. (The) 211 28,534
Primerica, Inc. 24 6,011
Principal Financial Group, Inc. 165 14,868
Progressive Corp. (The) 447 88,613

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Insurance (cont’d)
Prudential Financial, Inc. 266 $ 25,986
Travelers Cos., Inc. (The) 148 43,169
Unum Group 76 5,550
270,541
Interactive Media & Services ( 7 .2% )
Alphabet, Inc., Class  A 3,850 1,107,106
Pinterest, Inc., Class  A (a) 442 8,106
1,115,212
IT Services ( 1 .5% )
Akamai Technologies, Inc. (a)(b) 108 12,404
Cognizant Technology Solutions Corp., Class  A 112 6,871
GoDaddy, Inc., Class  A (a) 102 8,432
International Business Machines Corp. 716 173,551
Twilio, Inc., Class  A (a) 97 12,205
VeriSign, Inc. 70 17,385
230,848
Life Sciences Tools & Services ( 0 .3% )
Bio-Rad Laboratories, Inc., Class  A (a) 6 1,673
Bio-Techne Corp. 44 2,299
Thermo Fisher Scientific, Inc. 87 42,763
Waters Corp. (a) 20 5,956
52,691
Machinery ( 1 .5% )
AGCO Corp. 17 1,970
Cummins, Inc. 105 56,492
Deere & Co. 191 107,590
IDEX Corp. 57 10,804
JBT Marel Corp. 40 5,115
Otis Worldwide Corp. 130 10,020
Parker-Hannifin Corp. 28 25,067
Toro Co. (The) 74 6,915
Westinghouse Air Brake Technologies Corp. 46 11,496
235,469
Media ( 0 .2% )
New York Times Co. (The), Class  A (b) 121 10,131
Omnicom Group, Inc. 89 6,703
Paramount Skydance Corp., Class  B (b) 237 2,138
Versant Media Group, Inc. (a) 110 4,072
23,044
Metals & Mining ( 0 .1% )
Steel Dynamics, Inc. 75 13,500
Mortgage Real Estate Investment Trusts (REITs) ( 0 .1% )
Annaly Capital Management, Inc. 349 7,381
Rithm Capital Corp. (b) 151 1,432
8,813
Multi-Utilities ( 1 .0% )
CMS Energy Corp. 232 17,999
Consolidated Edison, Inc. 275 31,124
Dominion Energy, Inc. 437 27,015
DTE Energy Co. 88 12,867
NiSource, Inc. 74 3,453
Public Service Enterprise Group, Inc. 204 16,514
Shares Value
Sempra 499 $ 48,488
157,460
Office REITs ( 0 .0% ) (c)
COPT Defense Properties 38 1,163
Cousins Properties, Inc. (b) 127 2,866
4,029
Oil, Gas & Consumable Fuels ( 0 .2% )
Occidental Petroleum Corp. 539 35,035
Passenger Airlines ( 0 .2% )
Delta Air Lines, Inc. 497 33,041
Joby Aviation, Inc. (a)(b) 100 826
33,867
Personal Care Products ( 0 .0% ) (c)
elf Beauty, Inc. (a)(b) 44 2,667
Pharmaceuticals ( 5 .5% )
Bristol-Myers Squibb Co. 1,553 94,190
Elanco Animal Health, Inc. (a)(b) 167 3,996
Eli Lilly & Co. 529 486,558
Merck & Co., Inc. 1,888 227,108
Zoetis, Inc., Class  A 321 37,945
849,797
Professional Services ( 0 .2% )
Booz Allen Hamilton Holding Corp., Class  A 91 7,101
Broadridge Financial Solutions, Inc. 88 14,298
Genpact Ltd. 118 4,395
Parsons Corp. (a) 40 2,167
Paycom Software, Inc. 11 1,337
Science Applications International Corp. 34 3,227
32,525
Residential REITs ( 0 .2% )
AvalonBay Communities, Inc. 66 10,781
Camden Property Trust 77 7,520
Essex Property Trust, Inc. 28 6,776
25,077
Retail REITs ( 0 .4% )
Federal Realty Investment Trust 65 6,904
NNN REIT, Inc. 76 3,194
Realty Income Corp. 711 43,499
Regency Centers Corp. 139 10,517
64,114
Semiconductors & Semiconductor Equipment ( 15 .3% )
Allegro MicroSystems, Inc. (a) 94 2,964
Analog Devices, Inc. 268 85,262
Applied Materials, Inc. 605 206,783
Cirrus Logic, Inc. (a) 31 4,483
Entegris, Inc. 55 6,448
First Solar, Inc. (a) 38 7,496
Intel Corp. 3,228 142,452
KLA Corp. 101 148,713
Lam Research Corp. 952 203,404
Lattice Semiconductor Corp. (a) 103 9,554
Monolithic Power Systems, Inc. 9 9,840
NVIDIA Corp. 7,883 1,374,795
Teradyne, Inc. 119 35,279

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Semiconductors & Semiconductor Equipment (cont’d)
Texas Instruments, Inc. 693 $ 134,539
Universal Display Corp. (b) 30 2,750
2,374,762
Software ( 10 .9% )
ACI Worldwide, Inc. (a) 60 2,461
Adobe, Inc. (a) 313 76,084
Autodesk, Inc. (a) 161 38,543
Box, Inc., Class  A (a) 105 2,482
CommVault Systems, Inc. (a) 33 2,570
Datadog, Inc., Class  A (a) 245 28,922
Dropbox, Inc., Class  A (a) 140 3,181
Dynatrace, Inc. (a) 203 7,507
Elastic NV (a) 69 3,449
Gen Digital, Inc. 419 7,890
Intuit, Inc. 207 89,503
Microsoft Corp. 2,720 1,006,862
Nutanix, Inc., Class  A (a) 170 6,462
Palo Alto Networks, Inc. (a) 616 98,757
PTC, Inc. (a) 91 12,967
Q2 Holdings, Inc. (a) 25 1,183
Salesforce, Inc. 687 128,242
SentinelOne, Inc., Class  A (a) 242 3,117
ServiceNow, Inc. (a) 792 82,804
SPS Commerce, Inc. (a) 24 1,336
Synopsys, Inc. (a) 116 45,992
Trimble, Inc. (a) 179 11,676
Workday, Inc., Class  A (a) 161 20,917
1,682,907
Specialized REITs ( 0 .6% )
American Tower Corp. 145 25,024
Digital Realty Trust, Inc. 262 47,215
Extra Space Storage, Inc. 160 20,981
93,220
Specialty Retail ( 0 .4% )
Bath & Body Works, Inc. 73 1,363
TJX Cos., Inc. (The) 328 52,382
53,745
Technology Hardware, Storage & Peripherals ( 9 .0% )
Apple, Inc. 5,025 1,275,295
Dell Technologies, Inc., Class  C 238 39,063
Hewlett Packard Enterprise Co. 1,010 24,048
HP, Inc. 698 13,409
NetApp, Inc. 150 15,358
Seagate Technology Holdings plc 81 31,732
1,398,905
Textiles, Apparel & Luxury Goods ( 0 .3% )
Deckers Outdoor Corp. (a) 108 10,809
Lululemon Athletica, Inc. (a) 78 11,942
Tapestry, Inc. 155 21,872
VF Corp. 106 1,801
46,424
Trading Companies & Distributors ( 0 .3% )
Core & Main, Inc., Class  A (a) 144 7,114
United Rentals, Inc. 48 34,971
Shares Value
Watsco, Inc. (b) 12 $ 4,365
WESCO International, Inc. 14 3,831
50,281
Water Utilities ( 0 .1% )
American Water Works Co., Inc. 73 9,935
Total Common Stocks
(Cost $14,973,827) 15,463,644
Short-Term Investments (0.4%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.57% (See Note G)
(Cost $33,140)
33,140 33,140
Security held as Collateral on Loaned Securities ( 0 .2% )
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.57% (See Note G)
(Cost $22,122)
22,122 22,122
Total Short-Term Investments
(Cost $55,262) 55,262
–
Total Investments ( 100 .1% )
(Cost $ 15,029,089 ) including
$ 158,575 of Securities Loaned (d) 15,518,906
Liabilities in Excess of Other Assets
(
-0.1%
) (15,188)
NET ASSETS (100.0%) $ 15,503,718
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2026.
(c) Amount is less than 0.05%.
(d) At March 31, 2026, the aggregate cost for federal income tax purposes is $15,029,089. The aggregate gross unrealized
appreciation is $1,863,562 and the aggregate gross unrealized depreciation is $1,373,745, resulting in net unrealized appreciation of $489,817.
REIT Real Estate Investment Trust
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 39 .6%
Financials 16 .4
Communication Services 11 .4
Health Care 11 .0
Consumer Discretionary 6 .1
Consumer Staples 5 .3
Other** 5 .1
Industrials 5 .1
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31, 2026.
** Sectors representing less than 5% of total investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (99.6%)
Aerospace & Defense ( 1 .6% )
ATI, Inc. (a) 1,327 $ 193,025
Carpenter Technology Corp. 494 194,710
Curtiss-Wright Corp. 326 222,045
FTAI Aviation Ltd. 897 219,765
HEICO Corp. 888 243,490
Loar Holdings, Inc. (a)(b) 316 18,104
Moog, Inc., Class  A 249 72,867
Woodward, Inc. 528 188,982
1,352,988
Air Freight & Logistics ( 0 .5% )
CH Robinson Worldwide, Inc. 1,140 189,320
Expeditors International of Washington, Inc. 1,282 183,621
GXO Logistics, Inc. (a) 1,178 61,079
434,020
Automobile Components ( 0 .5% )
Aptiv plc (a) 2,032 141,102
Autoliv, Inc. 719 75,610
BorgWarner, Inc. 1,983 107,598
Lear Corp. 487 58,966
383,276
Automobiles ( 1 .2% )
Ford Motor Co. 31,221 360,290
General Motors Co. 6,928 516,136
Rivian Automotive, Inc., Class  A (a) 7,868 118,414
994,840
Banks ( 4 .0% )
Bank OZK 886 40,659
BOK Financial Corp. 184 23,563
Citizens Financial Group, Inc. 3,288 197,181
Columbia Banking System, Inc. 2,290 62,815
Commerce Bancshares, Inc. 1,004 49,397
Cullen/Frost Bankers, Inc. 460 63,057
East West Bancorp, Inc. 1,065 113,699
Fifth Third Bancorp 7,001 325,266
First Citizens BancShares, Inc., Class  A 65 122,503
First Financial Bankshares, Inc. 1,078 31,747
First Horizon Corp. 3,708 84,394
Flagstar Bank NA 2,445 32,201
FNB Corp. 2,748 45,947
Glacier Bancorp, Inc. 1,009 45,072
Hancock Whitney Corp. 628 39,934
Home BancShares, Inc. 1,435 38,645
Huntington Bancshares, Inc. 15,682 245,423
KeyCorp 7,372 147,809
M&T Bank Corp. 1,154 238,555
Old National Bancorp 2,705 59,780
Pinnacle Financial Partners, Inc. 1,169 100,698
Popular, Inc. 495 66,414
Regions Financial Corp. 6,691 174,769
SouthState Bank Corp. 752 69,575
Truist Financial Corp. 9,687 445,311
UMB Financial Corp. 571 64,403
United Bankshares, Inc. 1,063 44,029
Valley National Bancorp 3,740 45,927
Webster Financial Corp. 1,248 86,636
Shares Value
Western Alliance Bancorp 815 $ 57,743
Wintrust Financial Corp. 517 71,832
Zions Bancorp NA 1,138 65,572
3,300,556
Beverages ( 0 .6% )
Celsius Holdings, Inc. (a)(b) 1,416 50,240
Coca-Cola Consolidated, Inc. 487 93,377
Keurig Dr Pepper, Inc. 10,931 287,813
Molson Coors Beverage Co., Class  B 1,314 56,581
Primo Brands Corp., Class  A 2,084 39,242
527,253
Biotechnology ( 2 .9% )
Alkermes plc (a)(b) 1,374 48,585
Alnylam Pharmaceuticals, Inc. (a) 1,092 361,310
Biogen, Inc. (a) 1,227 224,946
BioMarin Pharmaceutical, Inc. (a) 1,595 90,101
Exelixis, Inc. (a) 2,102 90,155
Halozyme Therapeutics, Inc. (a) 981 63,402
Incyte Corp. (a) 1,348 126,874
Insmed, Inc. (a) 1,794 293,355
Ionis Pharmaceuticals, Inc. (a) 1,362 102,272
Madrigal Pharmaceuticals, Inc. (a) 154 80,614
Moderna, Inc. (a)(b) 3,041 154,483
Natera, Inc. (a) 1,135 226,989
Neurocrine Biosciences, Inc. (a) 822 108,290
Revolution Medicines, Inc. (a) 1,448 140,818
Roivant Sciences Ltd. (a) 3,276 90,745
United Therapeutics Corp. (a) 356 211,101
2,414,040
Broadline Retail ( 0 .5% )
eBay, Inc. 3,457 314,656
Etsy, Inc. (a) 732 36,585
Ollie's Bargain Outlet Holdings, Inc. (a) 473 43,535
394,776
Building Products ( 1 .6% )
AAON, Inc. (b) 601 49,733
Advanced Drainage Systems, Inc. 646 88,586
Allegion plc 764 111,002
AO Smith Corp. 1,010 66,599
Armstrong World Industries, Inc. 326 53,725
Builders FirstSource, Inc. (a) 832 68,499
Carlisle Cos., Inc. 441 147,126
CSW Industrials, Inc. 144 37,524
Fortune Brands Innovations, Inc. 923 35,969
Lennox International, Inc. 280 129,956
Masco Corp. 1,562 94,298
Modine Manufacturing Co. (a) 501 108,572
Owens Corning 1,082 117,094
Simpson Manufacturing Co., Inc. 366 62,813
Trex Co., Inc. (a) 808 29,427
UFP Industries, Inc. 427 39,335
Zurn Elkay Water Solutions Corp. 1,136 50,938
1,291,196
Capital Markets ( 4 .0% )
Affiliated Managers Group, Inc. 200 55,340
Ameriprise Financial, Inc. 707 314,191

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Capital Markets (cont’d)
Blue Owl Capital, Inc., Class  A (b) 4,862 $ 44,390
Carlyle Group, Inc. (The) 2,028 98,135
Cboe Global Markets, Inc. 815 229,072
Evercore, Inc., Class  A 288 85,971
FactSet Research Systems, Inc. 388 84,192
Franklin Resources, Inc. (b) 2,146 50,689
Hamilton Lane, Inc., Class  A 425 42,245
Houlihan Lokey, Inc., Class  A 424 60,895
Invesco Ltd. 3,439 83,533
Janus Henderson Group plc 968 49,726
Jefferies Financial Group, Inc. 1,285 53,032
LPL Financial Holdings, Inc. 621 186,816
MarketAxess Holdings, Inc. (b) 365 60,218
Morningstar, Inc. 228 38,543
MSCI, Inc., Class  A 595 320,711
Nasdaq, Inc. 3,501 297,200
Northern Trust Corp. 1,437 200,562
PJT Partners, Inc., Class  A 174 24,311
Raymond James Financial, Inc. 1,379 199,665
SEI Investments Co. 778 61,050
State Street Corp. 2,164 273,876
Stifel Financial Corp. 1,139 84,195
T Rowe Price Group, Inc. 1,670 150,534
TPG, Inc., Class  A 1,075 43,548
Tradeweb Markets, Inc., Class  A 899 105,776
Virtu Financial, Inc., Class  A 640 28,147
3,326,563
Chemicals ( 1 .1% )
Axalta Coating Systems Ltd. (a) 1,890 52,353
Balchem Corp. 283 47,963
Celanese Corp., Class  A 970 63,797
Eastman Chemical Co. 1,007 76,854
Element Solutions, Inc. 2,021 68,997
FMC Corp. 1,099 18,925
International Flavors & Fragrances, Inc. 2,234 162,077
Mosaic Co. (The) 2,817 71,833
PPG Industries, Inc. 1,988 212,477
RPM International, Inc. 1,125 111,825
887,101
Commercial Services & Supplies ( 0 .9% )
Casella Waste Systems, Inc., Class  A (a)(b) 563 44,669
Clean Harbors, Inc. (a) 455 130,462
Copart, Inc. (a) 7,757 257,532
MSA Safety, Inc. 324 53,120
Tetra Tech, Inc. 2,353 70,872
Veralto Corp. 2,243 198,326
754,981
Communications Equipment ( 1 .2% )
Ciena Corp. (a) 1,136 441,029
F5, Inc. (a) 489 141,483
Lumentum Holdings, Inc. (a) 562 394,951
977,463
Construction & Engineering ( 2 .3% )
AECOM 1,167 98,985
Comfort Systems USA, Inc. 282 388,875
Dycom Industries, Inc. (a) 259 87,754
Shares Value
EMCOR Group, Inc. 390 $ 287,941
IES Holdings, Inc. (a)(b) 80 38,118
MasTec, Inc. (a) 545 175,348
Quanta Services, Inc. 1,122 616,000
Sterling Infrastructure, Inc. (a) 269 109,556
Valmont Industries, Inc. 171 68,327
WillScot Holdings Corp. (b) 1,592 27,637
1,898,541
Construction Materials ( 0 .5% )
Knife River Corp. (a) 1,129 92,183
Vulcan Materials Co. 1,094 297,896
390,079
Consumer Finance ( 0 .7% )
Ally Financial, Inc. 2,391 93,799
Credit Acceptance Corp. (a)(b) 46 19,479
FirstCash Holdings, Inc. 300 56,400
OneMain Holdings, Inc. 907 48,515
SLM Corp. 1,514 32,415
SoFi Technologies, Inc. (a)(b) 9,962 158,197
Synchrony Financial 2,688 182,838
591,643
Consumer Staples Distribution & Retail ( 2 .7% )
Albertsons Cos., Inc., Class  A 3,039 51,784
BJ's Wholesale Club Holdings, Inc. (a) 1,006 99,010
Casey's General Stores, Inc. 318 231,459
Dollar General Corp. 1,683 199,823
Dollar Tree, Inc. (a) 1,527 167,222
Kroger Co. (The) 5,233 378,660
Maplebear, Inc. (a) 1,671 62,596
Performance Food Group Co. (a) 1,324 113,414
Sprouts Farmers Market, Inc. (a) 808 62,321
Sysco Corp. 3,975 283,537
Target Corp. 3,495 423,594
U.S. Foods Holding Corp. (a) 1,890 174,277
2,247,697
Containers & Packaging ( 1 .5% )
Amcor plc (b) 4,104 163,134
AptarGroup, Inc. 567 71,453
Avery Dennison Corp. 679 117,250
Ball Corp. 2,364 139,736
Crown Holdings, Inc. 999 100,150
Graphic Packaging Holding Co. 2,593 25,775
International Paper Co. 4,653 166,112
Packaging Corp. of America 772 163,834
Sealed Air Corp. 1,287 54,118
Silgan Holdings, Inc. (b) 778 30,186
Smurfit WestRock plc 4,645 185,103
1,216,851
Distributors ( 0 .3% )
Genuine Parts Co. 1,053 111,355
LKQ Corp. 1,950 57,272
Pool Corp. 274 55,438
224,065
Diversified Consumer Services ( 0 .4% )
ADT, Inc. 5,344 35,110

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Diversified Consumer Services (cont’d)
Bright Horizons Family Solutions, Inc. (a) 572 $ 46,978
Covista, Inc. (a) 352 40,568
Duolingo, Inc., Class  A (a) 410 40,414
H&R Block, Inc. 1,311 41,611
Service Corp. International 1,417 116,917
Stride, Inc. (a) 434 38,266
359,864
Diversified REITs ( 0 .2% )
Essential Properties Realty Trust, Inc. (b) 1,890 57,380
WP Carey, Inc. 1,960 133,202
190,582
Electric Utilities ( 2 .2% )
Alliant Energy Corp. 2,326 166,914
Evergy, Inc. 2,058 168,591
Eversource Energy 3,399 235,483
Exelon Corp. 8,284 406,082
IDACORP, Inc. (b) 495 70,770
NRG Energy, Inc. 1,752 256,037
Portland General Electric Co. 1,014 53,509
TXNM Energy, Inc. 977 57,115
Xcel Energy, Inc. 5,023 399,027
1,813,528
Electrical Equipment ( 2 .7% )
Acuity, Inc. 271 75,940
AMETEK, Inc. 1,825 391,207
Generac Holdings, Inc. (a) 523 102,158
Hubbell, Inc., Class  B (b) 471 231,138
Nextpower, Inc., Class  A (a)(b) 1,303 157,077
nVent Electric plc 1,425 168,549
Regal Rexnord Corp. 589 110,296
Rockwell Automation, Inc. 924 331,605
Vertiv Holdings Co., Class  A 2,809 703,879
2,271,849
Electronic Equipment, Instruments & Components ( 4 .0% )
Arrow Electronics, Inc. (a) 392 56,217
Badger Meter, Inc. 258 39,306
CDW Corp. 1,117 135,179
Cognex Corp. 1,470 72,015
Coherent Corp. (a) 1,309 311,817
Corning, Inc. 5,785 786,586
Flex Ltd. (a) 3,177 207,966
Itron, Inc. (a) 393 35,225
Jabil, Inc. 904 240,130
Keysight Technologies, Inc. (a) 1,371 387,129
Littelfuse, Inc. 220 74,657
Ralliant Corp. 989 41,133
TD SYNNEX Corp. 572 96,502
TE Connectivity plc 2,278 476,148
Teledyne Technologies, Inc. (a) 408 246,844
Vontier Corp. 1,220 43,273
Zebra Technologies Corp., Class  A (a) 424 88,650
3,338,777
Energy Equipment & Services ( 0 .6% )
Baker Hughes Co., Class  A 7,718 471,184
Shares Value
Entertainment ( 1 .8% )
Electronic Arts, Inc. 1,858 $ 378,790
Liberty Media Corp-Liberty Formula One,
Class  A (a) 2,488 194,263
Roku, Inc., Class  A (a) 1,128 106,731
Take-Two Interactive Software, Inc. (a) 1,479 292,103
Warner Bros Discovery, Inc. (a) 18,696 513,392
Warner Music Group Corp., Class  A 1,498 38,259
1,523,538
Financial Services ( 1 .3% )
Affirm Holdings, Inc., Class  A (a) 2,427 111,205
Corebridge Financial, Inc. 2,043 48,746
Corpay, Inc. (a) 570 165,864
Equitable Holdings, Inc. 2,163 80,269
Essent Group Ltd. 708 41,376
Euronet Worldwide, Inc. (a) 319 21,172
Fidelity National Information Services, Inc. 4,489 210,579
Jack Henry & Associates, Inc. 624 98,617
Jackson Financial, Inc., Class  A 537 56,772
MGIC Investment Corp. 1,639 43,024
PennyMac Financial Services, Inc. (b) 225 19,665
Shift4 Payments, Inc., Class  A (a)(b) 485 21,209
Toast, Inc., Class  A (a) 4,216 111,766
Voya Financial, Inc. 719 49,122
1,079,386
Food Products ( 1 .6% )
Bunge Global SA 1,160 147,552
Campbell's Co. (The) (b) 1,650 36,746
Conagra Brands, Inc. 4,104 64,515
Darling Ingredients, Inc. (a) 1,353 83,683
General Mills, Inc. 4,587 170,728
Hershey Co. (The) 1,253 260,486
Hormel Foods Corp. 2,511 56,874
Ingredion, Inc. 538 60,611
J.M. Smucker Co. (The) 900 86,796
Kraft Heinz Co. (The) 7,357 165,459
Lamb Weston Holdings, Inc. 1,181 49,909
McCormick & Co., Inc. (Non-Voting) 2,276 114,801
Pilgrim's Pride Corp. 359 13,556
Post Holdings, Inc. (a)(b) 417 41,225
1,352,941
Gas Utilities ( 0 .1% )
Southwest Gas Holdings, Inc. 617 53,617
UGI Corp. (b) 1,944 70,801
124,418
Ground Transportation ( 1 .2% )
JB Hunt Transport Services, Inc. 727 154,051
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,522 87,637
Landstar System, Inc. 326 52,261
Lyft, Inc., Class  A (a)(b) 3,298 43,863
Old Dominion Freight Line, Inc. 1,563 305,410
Ryder System, Inc. 367 75,129
Saia, Inc. (a) 257 90,279
XPO, Inc. (a) 1,089 211,865
1,020,495

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Health Care Equipment & Supplies ( 3 .7% )
Align Technology, Inc. (a) 560 $ 96,001
Baxter International, Inc. (b) 4,285 71,988
Becton Dickinson & Co. 2,306 362,572
Cooper Cos., Inc. (The) (a) 1,639 117,188
Dexcom, Inc. (a) 3,160 198,448
Edwards Lifesciences Corp. (a) 4,658 373,013
GE HealthCare Technologies, Inc. 3,826 272,335
Glaukos Corp. (a) 467 50,277
Globus Medical, Inc., Class  A (a) 941 81,077
Hologic, Inc. (a) 1,850 139,842
IDEXX Laboratories, Inc. (a) 635 356,800
Insulet Corp. (a) 589 123,596
Masimo Corp. (a) 414 73,638
Merit Medical Systems, Inc. (a) 487 33,569
Penumbra, Inc. (a) 320 105,078
ResMed, Inc. 1,215 272,743
STERIS plc 823 181,990
Teleflex, Inc. 370 44,256
Zimmer Biomet Holdings, Inc. 1,644 148,650
3,103,061
Health Care Providers & Services ( 1 .5% )
Centene Corp. (a) 4,054 132,728
Chemed Corp. 114 43,062
CorVel Corp. (a) 224 12,242
DaVita, Inc. (a)(b) 295 45,338
Encompass Health Corp. 826 79,899
Ensign Group, Inc. (The) 471 94,906
Guardant Health, Inc. (a) 1,062 98,097
HealthEquity, Inc. (a) 725 60,588
Henry Schein, Inc. (a) 824 60,729
Humana, Inc. 1,012 175,471
Labcorp Holdings, Inc. 691 184,366
Molina Healthcare, Inc. (a) 427 56,919
Option Care Health, Inc. (a) 1,298 34,942
Quest Diagnostics, Inc. 920 180,302
1,259,589
Health Care REITs ( 0 .6% )
Alexandria Real Estate Equities, Inc. 1,539 71,440
American Healthcare REIT, Inc. (b) 1,690 79,701
CareTrust REIT, Inc. 2,008 73,593
Healthcare Realty Trust, Inc., Class  A 3,132 53,213
Healthpeak Properties, Inc. 6,279 103,164
Omega Healthcare Investors, Inc. 2,672 117,087
498,198
Health Care Technology ( 0 .3% )
Veeva Systems, Inc., Class  A (a) 1,305 229,236
Waystar Holding Corp. (a)(b) 946 22,808
252,044
Hotel & Resort REITs ( 0 .2% )
Host Hotels & Resorts, Inc. 6,134 117,528
Ryman Hospitality Properties, Inc. 553 51,025
168,553
Hotels, Restaurants & Leisure ( 1 .6% )
Aramark 2,250 91,215
Brinker International, Inc. (a) 370 52,825
Shares Value
Cava Group, Inc. (a)(b) 859 $ 69,493
Choice Hotels International, Inc. (b) 269 27,841
Darden Restaurants, Inc. (b) 991 194,276
Domino's Pizza, Inc. 288 103,332
Hyatt Hotels Corp., Class  A (b) 417 59,960
Life Time Group Holdings, Inc. (a)(b) 1,597 43,023
Planet Fitness, Inc., Class  A (a) 833 61,959
Shake Shack, Inc., Class  A (a) 330 29,195
Texas Roadhouse, Inc., Class  A 565 93,304
Vail Resorts, Inc. (b) 369 47,350
Wingstop, Inc. (b) 236 36,573
Wyndham Hotels & Resorts, Inc. (b) 770 62,547
Yum! Brands, Inc. 2,269 352,784
1,325,677
Household Durables ( 1 .4% )
DR Horton, Inc. 2,169 297,630
Lennar Corp., Class  A 1,985 172,377
NVR, Inc. (a) 24 158,156
PulteGroup, Inc. 1,731 203,583
Somnigroup International, Inc. 1,445 106,814
Taylor Morrison Home Corp., Class  A (a) 849 49,446
Toll Brothers, Inc. 851 116,136
TopBuild Corp. (a) 253 88,879
1,193,021
Household Products ( 0 .6% )
Church & Dwight Co., Inc. 1,818 169,656
Clorox Co. (The) 925 95,858
Kimberly-Clark Corp. 2,564 247,349
512,863
Independent Power and Renewable Electricity Producers ( 0 .2% )
AES Corp. (The) 6,430 90,598
Brookfield Renewable Corp. (b) 1,313 52,297
Clearway Energy, Inc., Class  C 855 33,593
176,488
Industrial REITs ( 0 .5% )
Americold Realty Trust, Inc. (b) 2,579 29,555
EastGroup Properties, Inc. 478 88,473
First Industrial Realty Trust, Inc. 1,190 68,842
Lineage, Inc. (b) 636 20,835
Rexford Industrial Realty, Inc. 2,086 68,275
STAG Industrial, Inc. 1,727 62,276
Terreno Realty Corp. 924 56,752
395,008
Insurance ( 3 .8% )
American Financial Group, Inc. 542 69,219
American International Group, Inc. 4,180 314,545
Arch Capital Group Ltd. (a) 2,670 256,293
Assurant, Inc. 385 83,857
Axis Capital Holdings Ltd. 570 57,804
Brown & Brown, Inc. 2,901 189,174
Cincinnati Financial Corp. 1,193 187,718
Everest Group Ltd. 310 101,323
First American Financial Corp. 1,022 61,616
Hanover Insurance Group, Inc. (The) 271 46,978
Hartford Insurance Group, Inc. (The) 2,146 290,203
Kinsale Capital Group, Inc. 170 58,082

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Insurance (cont’d)
Markel Group, Inc. (a) 96 $ 183,751
Old Republic International Corp. 1,769 70,583
Primerica, Inc. 245 61,368
Principal Financial Group, Inc. 1,681 151,475
Prudential Financial, Inc. 2,711 264,838
Reinsurance Group of America, Inc. 510 104,122
RenaissanceRe Holdings Ltd. 323 96,005
RLI Corp. 649 37,019
Ryan Specialty Holdings, Inc., Class  A 885 29,860
Unum Group 1,261 92,091
W. R. Berkley Corp. 2,250 149,130
Willis Towers Watson plc 734 213,374
3,170,428
Interactive Media & Services ( 0 .4% )
Pinterest, Inc., Class  A (a) 5,021 92,085
Reddit, Inc., Class  A (a) 1,180 158,887
Snap, Inc., Class  A (a) 9,562 43,985
294,957
IT Services ( 1 .5% )
Akamai Technologies, Inc. (a)(b) 1,237 142,070
Amdocs Ltd. 930 60,692
Cognizant Technology Solutions Corp., Class  A 4,161 255,277
EPAM Systems, Inc. (a)(b) 453 61,336
Gartner, Inc. (a) 716 113,372
GoDaddy, Inc., Class  A (a) 1,149 94,988
Kyndryl Holdings, Inc. (a) 1,918 25,164
MongoDB, Inc., Class  A (a) 681 166,688
Twilio, Inc., Class  A (a) 1,261 158,659
VeriSign, Inc. 790 196,204
1,274,450
Leisure Products ( 0 .2% )
Hasbro, Inc. 1,081 101,182
Mattel, Inc. (a) 2,306 33,506
134,688
Life Sciences Tools & Services ( 2 .1% )
Agilent Technologies, Inc. 2,373 270,475
Avantor, Inc. (a) 5,570 43,669
Bio-Rad Laboratories, Inc., Class  A (a) 153 42,649
Bio-Techne Corp. 1,301 67,990
Bruker Corp. (b) 917 33,122
Charles River Laboratories International, Inc. (a) 409 70,553
Illumina, Inc. (a) 1,251 154,198
IQVIA Holdings, Inc. (a) 1,415 241,314
Medpace Holdings, Inc. (a) 192 92,196
Mettler-Toledo International, Inc. (a) 169 213,143
PerkinElmer, Inc. (b) 937 82,091
Repligen Corp. (a) 448 52,783
Waters Corp. (a) 824 245,387
West Pharmaceutical Services, Inc. 602 150,885
1,760,455
Machinery ( 6 .1% )
AGCO Corp. 531 61,527
Allison Transmission Holdings, Inc. 731 85,571
Chart Industries, Inc. (a) 422 87,248
CNH Industrial NV 7,726 84,986
Shares Value
Cummins, Inc. 1,048 $ 563,845
Donaldson Co., Inc. 1,025 86,992
Dover Corp. 1,193 248,681
Esab Corp. 506 48,910
ESCO Technologies, Inc. 229 64,434
Federal Signal Corp. 528 57,098
Flowserve Corp. 1,126 82,772
Fortive Corp. 2,712 149,919
Gates Industrial Corp. plc (a) 2,217 50,126
Graco, Inc. 1,458 123,420
IDEX Corp. 660 125,103
Ingersoll Rand, Inc. 3,343 267,841
ITT, Inc. 761 144,993
JBT Marel Corp. 455 58,181
Lincoln Electric Holdings, Inc. 477 118,811
Middleby Corp. (The) (a) 441 58,468
Mueller Industries, Inc. 966 107,033
Nordson Corp. 468 124,516
Oshkosh Corp. 552 81,260
Otis Worldwide Corp. 3,355 258,603
PACCAR, Inc. 4,009 463,040
Pentair plc 1,443 125,700
RBC Bearings, Inc. (a) 277 150,444
Snap-on, Inc. 457 165,992
SPX Technologies, Inc. (a) 432 86,374
Stanley Black & Decker, Inc. 1,377 97,850
Timken Co. (The) 563 56,621
Toro Co. (The) 868 81,106
Watts Water Technologies, Inc., Class  A 240 69,670
Westinghouse Air Brake Technologies Corp. 1,396 348,874
Xylem, Inc. 2,161 258,239
5,044,248
Media ( 0 .7% )
Liberty Broadband Corp., Class  C (a) 1,135 57,090
New York Times Co. (The), Class  A (b) 1,661 139,076
Nexstar Media Group, Inc., Class  A 297 53,706
Omnicom Group, Inc. 2,858 215,236
Paramount Skydance Corp., Class  B (b) 3,277 29,559
Sirius XM Holdings, Inc. (b) 1,987 45,860
Trade Desk, Inc. (The), Class  A (a) 3,678 83,454
623,981
Metals & Mining ( 1 .0% )
Commercial Metals Co. 1,651 101,421
Nucor Corp. 1,903 321,798
Reliance, Inc. 559 169,891
Steel Dynamics, Inc. 1,257 226,260
819,370
Mortgage Real Estate Investment Trusts (REITs) ( 0 .3% )
AGNC Investment Corp. (b) 8,607 86,328
Annaly Capital Management, Inc. 5,599 118,419
Rithm Capital Corp. (b) 4,325 41,001
Starwood Property Trust, Inc. (b) 2,729 46,993
292,741
Multi-Utilities ( 3 .5% )
Ameren Corp. 2,456 269,964
CMS Energy Corp. 2,762 214,276
Consolidated Edison, Inc. 3,039 343,954

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Multi-Utilities (cont’d)
Dominion Energy, Inc. 7,010 $ 433,358
DTE Energy Co. 1,855 271,238
NiSource, Inc. 4,325 201,805
Public Service Enterprise Group, Inc. 4,154 336,266
Sempra 5,120 497,510
WEC Energy Group, Inc. 2,776 321,378
2,889,749
Office REITs ( 0 .3% )
BXP, Inc. 1,426 74,010
COPT Defense Properties 1,023 31,304
Cousins Properties, Inc. (b) 1,502 33,900
Kilroy Realty Corp. (b) 1,059 29,874
Vornado Realty Trust 1,618 42,052
211,140
Oil, Gas & Consumable Fuels ( 0 .6% )
CNX Resources Corp. (a) 2,521 97,185
Occidental Petroleum Corp. 6,034 392,210
489,395
Paper & Forest Products ( 0 .0% ) (c)
Louisiana-Pacific Corp. 532 38,703
Passenger Airlines ( 0 .6% )
Alaska Air Group, Inc. (a)(b) 1,101 40,495
American Airlines Group, Inc. (a) 6,271 67,351
Delta Air Lines, Inc. 5,423 360,521
Joby Aviation, Inc. (a)(b) 2,332 19,262
487,629
Personal Care Products ( 0 .5% )
BellRing Brands, Inc. (a) 887 14,272
elf Beauty, Inc. (a)(b) 441 26,729
Estee Lauder Cos., Inc. (The), Class  A 1,907 136,865
Kenvue, Inc. 14,820 255,497
433,363
Pharmaceuticals ( 0 .5% )
Corcept Therapeutics, Inc. (a) 788 31,764
Elanco Animal Health, Inc. (a)(b) 4,141 99,094
Jazz Pharmaceuticals plc (a) 490 92,635
Royalty Pharma plc, Class  A 3,342 160,316
383,809
Professional Services ( 1 .7% )
Amentum Holdings, Inc. (a) 1,415 36,903
Booz Allen Hamilton Holding Corp., Class  A 1,252 97,693
Broadridge Financial Solutions, Inc. 1,010 164,105
Equifax, Inc. 1,129 203,299
ExlService Holdings, Inc. (a) 1,315 40,042
FTI Consulting, Inc. (a) 314 55,506
Genpact Ltd. 1,340 49,915
Parsons Corp. (a) 458 24,810
Paycom Software, Inc. 414 50,317
Paylocity Holding Corp. (a) 375 40,515
Robert Half, Inc. 1,026 26,060
Science Applications International Corp. 389 36,924
SS&C Technologies Holdings, Inc. 1,810 122,302
TransUnion 1,993 137,896
UL Solutions, Inc., Class  A (b) 804 68,911
Shares Value
Verisk Analytics, Inc., Class  A 1,255 $ 238,136
1,393,334
Real Estate Management & Development ( 0 .8% )
CBRE Group, Inc., Class  A (a) 2,438 330,252
CoStar Group, Inc. (a) 4,312 173,946
Jones Lang LaSalle, Inc. (a) 421 128,119
Zillow Group, Inc., Class  C (a) 1,848 76,470
708,787
Residential REITs ( 1 .5% )
AvalonBay Communities, Inc. 1,265 206,638
Camden Property Trust 909 88,773
Equity LifeStyle Properties, Inc. 1,739 108,548
Equity Residential 3,392 200,637
Essex Property Trust, Inc. 580 140,360
Invitation Homes, Inc. 5,490 136,426
Mid-America Apartment Communities, Inc. 1,051 128,348
Sun Communities, Inc. 1,103 138,934
UDR, Inc. (b) 2,955 99,820
1,248,484
Retail REITs ( 1 .2% )
Brixmor Property Group, Inc. 2,749 79,171
Federal Realty Investment Trust 774 82,207
Kimco Realty Corp. 5,975 134,258
Kite Realty Group Trust 1,832 44,976
NNN REIT, Inc. 1,704 71,619
Phillips Edison & Co., Inc. 1,134 42,434
Realty Income Corp. 7,310 447,225
Regency Centers Corp. 1,647 124,612
1,026,502
Semiconductors & Semiconductor Equipment ( 3 .6% )
Allegro MicroSystems, Inc. (a) 1,076 33,926
Cirrus Logic, Inc. (a) 442 63,922
Enphase Energy, Inc. (a) 935 35,352
Entegris, Inc. 1,311 153,702
First Solar, Inc. (a) 752 148,340
Lattice Semiconductor Corp. (a) 1,183 109,735
MACOM Technology Solutions Holdings, Inc. (a) 585 129,911
Marvell Technology, Inc. 6,710 664,626
Microchip Technology, Inc. 4,471 288,871
MKS, Inc. 595 136,737
Monolithic Power Systems, Inc. 375 410,006
ON Semiconductor Corp. (a)(b) 3,404 210,776
Qorvo, Inc. (a) 798 61,765
Rambus, Inc. (a) 930 80,008
Skyworks Solutions, Inc. (b) 1,302 69,722
Teradyne, Inc. 1,260 373,540
Universal Display Corp. (b) 378 34,647
3,005,586
Software ( 2 .8% )
ACI Worldwide, Inc. (a) 870 35,679
Appfolio, Inc., Class  A (a) 198 31,248
Bentley Systems, Inc., Class  B (b) 1,366 47,974
Box, Inc., Class  A (a) 1,200 28,368
CCC Intelligent Solutions Holdings, Inc. (a) 4,961 29,766
Clearwater Analytics Holdings, Inc., Class  A (a) 2,459 58,155
CommVault Systems, Inc. (a) 377 29,365

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Software (cont’d)
Datadog, Inc., Class  A (a) 2,775 $ 327,589
Docusign, Inc., Class  A (a) 1,723 81,687
Dolby Laboratories, Inc., Class  A 522 31,351
Dropbox, Inc., Class  A (a) 1,586 36,034
Dynatrace, Inc. (a) 2,564 94,817
Elastic NV (a) 783 39,142
Fair Isaac Corp. (a) 203 216,711
Gen Digital, Inc. (b) 4,760 89,631
Guidewire Software, Inc. (a) 734 109,777
HubSpot, Inc. (a) 441 107,648
Manhattan Associates, Inc. (a) 513 68,291
MARA Holdings, Inc. (a)(b) 3,223 26,300
Nutanix, Inc., Class  A (a) 2,248 85,447
PTC, Inc. (a) 1,031 146,907
Q2 Holdings, Inc. (a) 527 24,927
Qualys, Inc. (a) 306 26,882
Samsara, Inc., Class  A (a) 3,023 95,799
SentinelOne, Inc., Class  A (a) 2,784 35,858
SPS Commerce, Inc. (a) 318 17,703
Trimble, Inc. (a) 2,076 135,417
Tyler Technologies, Inc. (a) 372 127,365
Varonis Systems, Inc., Class  B (a) 969 20,804
Zscaler, Inc. (a) 899 126,121
2,332,763
Specialized REITs ( 1 .6% )
Crown Castle, Inc. 3,701 300,928
CubeSmart 2,040 74,766
Extra Space Storage, Inc. 1,850 242,591
Iron Mountain, Inc. 2,545 259,946
Lamar Advertising Co., Class  A 781 98,921
National Storage Affiliates Trust 651 24,569
SBA Communications Corp., Class  A 949 163,332
Weyerhaeuser Co. 5,318 129,919
1,294,972
Specialty Retail ( 2 .4% )
AutoNation, Inc. (a) 198 38,661
Bath & Body Works, Inc. 1,568 29,275
Best Buy Co., Inc. 1,501 96,364
Boot Barn Holdings, Inc. (a) 233 34,102
Burlington Stores, Inc. (a) 483 157,159
CarMax, Inc. (a) 1,047 43,534
Dick's Sporting Goods, Inc. (b) 497 98,550
Five Below, Inc. (a) 417 95,276
Floor & Decor Holdings, Inc., Class  A (a)(b) 815 41,402
GameStop Corp., Class  A (a)(b) 3,142 72,392
Gap, Inc. (The) 1,925 46,585
Group 1 Automotive, Inc. 89 29,426
Lithia Motors, Inc., Class  A (b) 177 44,200
Penske Automotive Group, Inc. 136 20,335
Ross Stores, Inc. 2,447 530,094
Tractor Supply Co. 4,162 188,539
Ulta Beauty, Inc. (a) 341 178,244
Urban Outfitters, Inc. (a) 401 25,403
Wayfair, Inc., Class  A (a)(b) 781 58,739
Williams-Sonoma, Inc. 907 165,373
1,993,653
Shares Value
Technology Hardware, Storage & Peripherals ( 3 .3% )
Everpure, Inc., Class  A (a) 2,717 $ 160,412
Hewlett Packard Enterprise Co. 11,488 273,529
HP, Inc. 7,923 152,201
NetApp, Inc. 1,707 174,780
Sandisk Corp. (a) 1,045 663,930
Seagate Technology Holdings plc 1,637 641,311
Western Digital Corp. 2,519 681,364
2,747,527
Textiles, Apparel & Luxury Goods ( 0 .8% )
Crocs, Inc. (a)(b) 372 30,883
Deckers Outdoor Corp. (a) 1,082 108,297
Lululemon Athletica, Inc. (a) 784 120,030
Ralph Lauren Corp., Class  A 290 99,757
Tapestry, Inc. 1,559 219,991
VF Corp. 2,837 48,201
627,159
Trading Companies & Distributors ( 2 .1% )
Air Lease Corp., Class  A 933 60,589
Applied Industrial Technologies, Inc. 329 87,290
Core & Main, Inc., Class  A (a) 1,672 82,597
Fastenal Co. 8,869 411,522
Ferguson Enterprises, Inc. 1,495 348,724
GATX Corp. 312 53,271
QXO, Inc. (a) 5,652 109,762
SiteOne Landscape Supply, Inc. (a) 338 44,991
United Rentals, Inc. 504 367,194
Watsco, Inc. (b) 317 115,321
WESCO International, Inc. 368 100,692
1,781,953
Water Utilities ( 0 .4% )
American Water Works Co., Inc. 1,767 240,471
Essential Utilities, Inc. 2,561 103,131
343,602
Total Common Stocks
(Cost $75,122,344) 82,892,421
Short-Term Investments (1.9%)
Investment Company (0.3%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.57% (See Note G)
(Cost $211,288)
211,288 211,288
Security held as Collateral on Loaned Securities ( 1 .6% )
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.57% (See Note G)
(Cost $1,352,978)
1,352,978 1,352,978
Total Short-Term Investments
(Cost $1,564,266) 1,564,266
–
Total Investments ( 101 .5% )
(Cost $ 76,686,610 ) including
$ 3,755,589 of Securities Loaned (d) 84,456,687
Liabilities in Excess of Other Assets
(
-1.5%
) (1,267,036)
NET ASSETS (100.0%) $ 83,189,651

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2026.
(c) Amount is less than 0.05%.
(d) At March 31, 2026, the aggregate cost for federal income tax purposes is $76,686,610. The aggregate gross unrealized
appreciation is $15,735,939 and the aggregate gross unrealized depreciation is $7,965,862, resulting in net unrealized appreciation of $7,770,077.
REIT Real Estate Investment Trust
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Industrials 21 .3%
Information Technology 16 .5
Financials 14 .2
Health Care 11 .0
Consumer Discretionary 9 .2
Other** 8 .4
Real Estate 6 .9
Utilities 6 .4
Consumer Staples 6 .1
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31, 2026.
** Sectors representing less than 5% of total investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (0.1%)
Beverages (0.1%)
BrewCo Borrower LLC 97,785 $ 516,305
Machinery (0.0%)(a)
Apex Tool Ultimate Holdings LLC 834 –
Media (0.0%)(a)
Altice France Est SAS 27,044 460,286
Software (0.0%)(a)
Cohesity, Inc.
Series  G 16,507 326,013
Series  G-1 11,404 225,229
551,242
Total Common Stocks
(Cost $1,912,811) 1,527,833
–
Face
Amount
Fixed Income Securities (96.4%)
Asset-Backed Securities ( 9 .0% )
Ares LXI CLO Ltd.,
2021-61A
CME Term SOFR 3 Month + 6.84%,
10.51%, 4/20/37(b)(c) $ 2,000,000 1,853,086
Ares LXXVII CLO Ltd.,
2025-77A
CME Term SOFR 3 Month + 5.55%,
9.22%, 7/15/38(b)(c) 2,000,000 1,957,656
Ballyrock CLO 15 Ltd.,
2021-1A
CME Term SOFR 3 Month + 5.25%,
8.92%, 1/15/38(b)(c) 3,500,000 3,138,135
Ballyrock CLO 16 Ltd.,
2021-16A
CME Term SOFR 3 Month + 3.75%,
7.42%, 4/20/38(b)(c) 2,100,000 1,988,160
2021-16A
CME Term SOFR 3 Month + 5.15%,
8.82%, 4/20/38(b)(c) 3,000,000 2,761,254
Ballyrock CLO 31 Ltd.,
2026-31A
CME Term SOFR 3 Month + 4.95%,
8.65%, 4/20/39(b)(c) 2,000,000 1,996,170
Barings CLO Ltd.,
2022-4A
CME Term SOFR 3 Month + 6.75%,
10.42%, 10/20/37(b)(c) 3,750,000 3,638,306
2024-3A
CME Term SOFR 3 Month + 5.90%,
9.57%, 7/20/37(b)(c) 3,000,000 2,943,615
Battalion CLO XXIX Ltd.,
2025-29A
CME Term SOFR 3 Month + 6.35%,
10.02%, 3/31/38(b)(c) 2,000,000 1,995,246
Bear Mountain Park CLO Ltd.,
2022-1A
CME Term SOFR 3 Month + 5.95%,
9.62%, 7/15/37(b)(c) 3,000,000 2,585,388
Face
Amount Value
Benefit Street Partners CLO 48 Ltd.,
2026-48A
CME Term SOFR 3 Month + 4.65%,
8.35%, 4/20/39(b)(c) $ 1,000,000 $ 982,805
Benefit Street Partners CLO XV Ltd.,
2018-15A
CME Term SOFR 3 Month + 6.45%,
10.12%, 7/15/37(b)(c) 3,000,000 2,880,648
Benefit Street Partners CLO XVI Ltd.,
2018-16A
CME Term SOFR 3 Month + 4.90%,
8.57%, 1/17/38(b)(c) 3,000,000 2,895,831
BlueMountain CLO XXX Ltd.,
2020-30A
CME Term SOFR 3 Month + 6.70%,
10.37%, 4/15/35(b)(c) 2,000,000 1,807,508
BlueMountain CLO XXXIV Ltd.,
2022-34A
CME Term SOFR 3 Month + 7.55%,
11.22%, 4/20/35(b)(c) 1,000,000 930,922
Bowling Green Park CLO LLC,
2019-1A
CME Term SOFR 3 Month + 4.50%,
8.17%, 4/18/35(b)(c) 3,825,000 3,516,957
Bryant Park Funding Ltd.,
2023-19A
CME Term SOFR 3 Month + 5.00%,
8.67%, 4/15/38(b)(c) 5,000,000 4,690,430
2024-23A
CME Term SOFR 3 Month + 6.73%,
10.38%, 5/15/37(b)(c) 3,500,000 3,437,326
2026-29A
CME Term SOFR 3 Month + 4.80%,
8.56%, 4/22/39(b)(c) 2,000,000 1,970,336
Canyon Capital CLO Ltd.,
2019-1A
CME Term SOFR 3 Month + 7.50%,
11.17%, 7/15/37(b)(c) 3,000,000 2,679,009
Carlyle US CLO Ltd.,
2019-3A
CME Term SOFR 3 Month + 4.95%,
8.62%, 4/20/39(b)(c) 2,000,000 1,926,402
2021-1A
CME Term SOFR 3 Month + 7.30%,
10.97%, 1/15/40(b)(c) 4,000,000 3,729,656
CIFC Funding Ltd.,
2022-1A
CME Term SOFR 3 Month + 6.40%,
10.07%, 4/17/35(b)(c) 1,000,000 961,210
Crown Point CLO 10 Ltd.,
2021-10A
CME Term SOFR 3 Month + 7.11%,
10.78%, 7/20/34(b)(c) 3,000,000 2,787,081
Eldridge CLO Ltd.,
2026-3A
CME Term SOFR 3 Month + 5.95%,
9.67%, 3/31/38(b)(c) 2,000,000 1,979,728

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (9.0%) (cont’d)
Elmwood CLO VI Ltd.,
2020-3A
CME Term SOFR 3 Month + 5.90%,
9.57%, 7/18/37(b)(c) $ 3,000,000 $ 2,783,895
Elmwood CLO XI Ltd.,
2021-4A
CME Term SOFR 3 Month + 4.70%,
8.37%, 1/20/38(b)(c) 2,500,000 2,430,988
Garnet CLO 3 Ltd.,
2025-3A
CME Term SOFR 3 Month + 4.95%,
8.73%, 10/20/38(b)(c) 1,750,000 1,723,937
Golub Capital Partners CLO 52BR Ltd.,
2020-52A
CME Term SOFR 3 Month + 6.75%,
10.42%, 4/20/37(b)(c) 4,000,000 3,701,628
Golub Capital Partners CLO 53B Ltd.,
2021-53A
CME Term SOFR 3 Month + 4.70%,
8.37%, 7/20/34(b)(c) 5,000,000 4,564,155
Golub Capital Partners CLO 74B Ltd.,
2024-74A
CME Term SOFR 3 Month + 6.10%,
9.77%, 7/25/37(b)(c) 2,500,000 2,425,050
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 6.90%,
10.57%, 10/15/37(b)(c) 3,000,000 2,945,490
2024-3A
CME Term SOFR 3 Month + 6.70%,
10.37%, 1/18/38(b)(c) 3,000,000 2,922,987
Jamestown CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 7.06%,
10.73%, 7/15/35(b)(c) 2,000,000 1,843,556
Madison Park Funding LIX Ltd.,
2021-59A
CME Term SOFR 3 Month + 6.40%,
10.07%, 4/18/37(b)(c) 1,500,000 1,297,371
Madison Park Funding XXII Ltd.,
2016-22A
CME Term SOFR 3 Month + 5.90%,
9.57%, 1/15/38(b)(c) 3,000,000 2,631,585
Marble Point CLO XXIII Ltd.,
2021-4A
CME Term SOFR 3 Month + 7.55%,
11.22%, 1/22/35(b)(c) 1,250,000 1,050,485
Neuberger Berman CLO XVII Ltd.,
2014-17A
CME Term SOFR 3 Month + 6.75%,
10.42%, 7/22/38(b)(c) 1,000,000 996,948
Neuberger Berman Loan Advisers CLO 59 Ltd.,
2024-59A
CME Term SOFR 3 Month + 4.80%,
8.47%, 1/23/39(b)(c) 2,000,000 1,946,964
Face
Amount Value
New Mountain CLO 6 Ltd.,
CLO-6A
CME Term SOFR 3 Month + 6.10%,
9.77%, 10/15/37(b)(c) $ 2,000,000 $ 1,977,792
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 6.59%,
10.26%, 7/20/37(b)(c) 4,000,000 3,903,740
OCP Aegis CLO Ltd.,
2023-29A
CME Term SOFR 3 Month + 5.00%,
8.67%, 1/20/36(b)(c) 3,000,000 2,851,089
Octagon 60 Ltd.,
2022-1A
CME Term SOFR 3 Month + 7.00%,
10.67%, 10/20/37(b)(c) 4,000,000 3,940,144
Post CLO Ltd.,
2018-1A
CME Term SOFR 3 Month + 7.68%,
11.35%, 10/16/37(b)(c) 2,000,000 1,964,754
RR 25 Ltd.,
2023-25A
CME Term SOFR 3 Month + 5.45%,
9.12%, 4/15/41(b)(c) 2,000,000 1,980,976
Sixth Street CLO XIV Ltd.,
2019-14A
CME Term SOFR 3 Month + 4.65%,
8.32%, 1/20/38(b)(c) 3,500,000 3,381,641
115,298,040
Corporate Bonds ( 5 .7% )
Aerospace & Defense (0.1%)
Goat Holdco LLC
6.75%, 2/1/32(b)(d) 1,150,000 1,158,043
Automobile Components (0.2%)
Adient Global Holdings Ltd.
7.00%, 4/15/28(b) 2,000,000 2,027,914
Building Products (0.3%)
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/31(b) 3,800,000 3,921,505
Capital Markets (0.3%)
Focus Financial Partners LLC
6.75%, 9/15/31(b) 3,250,000 3,230,813
Chemicals (0.2%)
INEOS Finance plc
7.50%, 4/15/29(b)(d) 750,000 728,286
Olympus Water US Holding Corp.
7.25%, 2/15/33(b) 2,025,000 1,933,847
2,662,133
Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC
4.63%, 6/1/28(b) 1,550,000 1,514,633
Madison IAQ LLC
4.13%, 6/30/28(b) 1,800,000 1,759,146
3,273,779

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (5.7%) (cont’d)
Construction & Engineering (0.1%)
Artera Services LLC
8.50%, 2/15/31(b) $ 2,100,000 $ 1,799,966
Diversified Telecommunication Services (0.1%)
Altice France SA
6.50%, 4/15/32(b) 1,920,803 1,821,678
Health Care Equipment & Supplies (0.1%)
Bausch + Lomb Corp.
8.38%, 10/1/28(b) 1,000,000 1,033,750
Health Care Providers & Services (0.3%)
Global Medical Response, Inc.
7.38%, 10/1/32(b)(d) 3,250,000 3,377,709
Hotel & Resort REITs (0.2%)
Park Intermediate Holdings LLC
5.88%, 10/1/28(b) 3,050,000 3,038,691
Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment, Inc.
6.50%, 2/15/32(b) 4,250,000 4,203,922
Fertitta Entertainment LLC
4.63%, 1/15/29(b) 3,550,000 3,394,908
Sabre GLBL, Inc.
10.75%, 11/15/29 - 3/15/30(b)(d) 2,165,000 1,839,917
9,438,747
Insurance (1.0%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(b) 1,750,000 1,765,789
AmWINS Group, Inc.
6.38%, 2/15/29(b) 3,750,000 3,774,060
Asurion LLC
8.38%, 2/1/34(b) 1,500,000 1,457,359
Panther Escrow Issuer LLC
7.13%, 6/1/31(b) 3,500,000 3,513,524
Ryan Specialty LLC
5.88%, 8/1/32(b) 2,750,000 2,720,216
13,230,948
Machinery (0.1%)
Columbus McKinnon Corp.
7.13%, 2/1/33(b)(d) 1,000,000 1,000,475
Lsf12 Helix Parent LLC
7.13%, 2/1/33(b)(d) 500,000 482,453
Passenger Airlines (0.4%)
American Airlines, Inc.
5.75%, 4/20/29(b) 4,500,000 4,478,266
Professional Services (0.1%)
CoreLogic, Inc.
4.50%, 5/1/28(b) 1,350,000 1,268,634
Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(b) 1,400,000 1,402,973
Software (0.6%)
Capstone Borrower, Inc.
8.00%, 6/15/30(b)(d) 2,000,000 1,912,840
Face
Amount Value
Cloud Software Group, Inc.
8.25%, 6/30/32(b) $ 2,040,000 $ 1,936,439
9.00%, 9/30/29(b) 2,650,000 2,558,916
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/33(b) 1,050,000 1,088,581
7,496,776
Technology Hardware, Storage & Peripherals (0.4%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(b) 4,650,000 4,846,872
Textiles, Apparel & Luxury Goods (0.1%)
Champ Acquisition Corp.
8.38%, 12/1/31(b) 1,475,000 1,549,678
72,541,803
Variable Rate Senior Loan Interests  ( 81 .7% )
Aerospace & Defense (2.1%)
BG MS US Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
8.45%, 10/22/32(c) 2,300,000 2,288,500
Dynasty Acquisition Co., Inc.,
First Lien, Initial Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
5.67%, 10/31/31(c) 179,295 179,597
First Lien, Initial Term Loan, B2,
CME Term SOFR 1 Month + 2.00%,
5.67%, 10/31/31(c) 68,198 68,313
Goat Holdco LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.17%, 1/27/32(c) 4,985,695 4,985,695
Kaman Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.17%, 2/26/32(c) 5,198,202 5,206,155
Signia Aerospace LLC,
First Lien, Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 12/11/31(c) 3,095,796 3,107,405
TransDigm, Inc.,
First Lien, Term Loan, K,
CME Term SOFR 1 Month + 2.25%,
5.92%, 3/22/30(c) 1,458,835 1,460,490
First Lien, Term Loan, J,
CME Term SOFR 1 Month + 2.50%,
6.17%, 2/28/31(c) 7,638,938 7,648,563
First Lien, Term Loan, M,
CME Term SOFR 1 Month + 2.50%,
6.17%, 8/19/32(c) 2,768,045 2,771,104
27,715,822
Automobile Components (1.1%)
Adient US LLC,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.00%,
5.67%, 1/31/31(c) 3,182,767 3,182,019

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (81.7%) (cont’d)
Autokiniton US Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
7.78%, 4/06/28(c) $ 3,319,455 $ 3,285,431
Clarios Global LP,
First Lien, Amendment No. 6 Dollar Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.42%, 1/28/32(c) 5,472,500 5,465,659
DexKo Global, Inc.,
First Lien, Closing Date Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.68%, 10/04/28(c) 1,259,133 1,236,632
First Brands Group LLC,
First Lien, USD DIP New Money Term Loan,
CME Term SOFR 1 Month + 10.00%,
, 13.67%, 6/29/26(c)(e) 245,531 59,848
LCI Industries,
First Lien, 2025 Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
5.92%, 3/25/32(c) 841,516 842,568
14,072,157
Banks (0.5%)
Dragon Buyer, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 9/30/31(c) 2,974,906 2,841,050
First Advantage Holdings LLC,
First Lien, Term Loan, B3,
CME Term SOFR 3 Month + 2.75%,
6.45%, 10/31/31(c) 3,925,632 3,830,769
6,671,819
Beverages (0.0%)(a)
BrewCo Borrower LLC,
First Lien, First Out Term Loan,
CME Term SOFR 3 Month + 7.00%,
, 10.67%, 9/30/30(c)(e) 189,656 28,448
Primo Brands Corp.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.75%,
6.22%, 3/19/31(c) 500,000 501,405
529,853
Biotechnology (0.1%)
Alkermes, Inc.,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.42%, 8/12/31(c) 1,650,000 1,664,446
Broadline Retail (0.7%)
CNT Holdings I Corp.,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.17%, 11/08/32(c) 4,925,126 4,928,573
Face
Amount Value
Delivery Hero Finco LLC,
First Lien, Extended Dollar Term Loan,
CME Term SOFR 3 Month + 5.00%,
8.64%, 12/12/29(c) $ 3,939,949 $ 3,879,628
8,808,201
Building Products (2.0%)
Chariot Buyer LLC,
First Lien, Amendment No. 5 Incremental Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.42%, 9/08/32(c) 5,341,782 5,299,315
CP Iris Holdco I, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.67%, 10/27/32(c) 2,550,000 2,537,263
EMRLD Borrower LP,
First Lien, Second Amendment Incremental Term Loan,
CME Term SOFR 6 Month + 2.25%,
6.12%, 8/04/31(c) 4,453,766 4,451,450
HP PHRG Borrower LLC,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.67%, 2/20/32(c) 2,133,875 2,117,871
Icebox Holdco III, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.95%, 12/22/31(c) 3,481,865 3,491,301
Quikrete Holdings, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
5.92%, 4/14/31(c) 3,673,755 3,672,708
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 2.25%,
5.92%, 2/10/32(c) 3,737,250 3,734,914
Smyrna Ready Mix Concrete LLC,
First Lien, 2025 Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.67%, 3/30/29(c) 372,180 372,491
25,677,313
Capital Markets (3.2%)
Acuren Delaware Holdco, Inc.,
First Lien, Amendment No. 1 Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.42%, 7/30/31(c) 4,529,237 4,530,822
Aragorn Parent Corp.,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.17%, 12/15/28(c) 3,178,938 3,184,898
Aretec Group, Inc.,
First Lien, Term Loan, B4,
CME Term SOFR 1 Month + 3.00%,
6.67%, 8/09/30(c) 5,370,198 5,310,078
CPI Holdco B LLC,
First Lien, 2025 Fourth Amendment Incremental Term Loan,
CME Term SOFR 1 Month + 2.00%,
5.67%, 5/19/31(c) 1,649,875 1,641,065

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (81.7%) (cont’d)
Edelman Financial Engines Center LLC (The),
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.67%, 4/07/28(c) $ 3,579,747 $ 3,580,445
Focus Financial Partners LLC,
First Lien, Incremental Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.17%, 9/15/31(c) 6,009,431 5,828,818
GIH Borrower LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.50%,
6.20%, 11/26/31(c) 3,241,718 3,248,201
HDI Aerospace Intermediate Holding III Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.40%, 2/11/32(c) 1,163,250 1,168,345
Nexus Buyer LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.17%, 7/31/31(c) 2,437,688 2,350,846
Osmosis Buyer Ltd.,
First Lien, 2026 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 2.75%; CME Term SOFR 3 Month +
2.75%,
6.41%, 7/31/28(c) 6,213,688 6,206,884
Victory Capital Holdings, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 3 Month + 2.00%,
5.70%, 9/23/32(c) 2,711,375 2,708,325
39,758,727
Chemicals (1.4%)
A-AP Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 9/09/31(c) 666,563 668,229
Discovery Purchaser Corp.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.42%, 10/04/29(c) 1,330,190 1,312,066
Indicor LLC,
First Lien, Dollar Term Loan, E,
CME Term SOFR 1 Month + 2.50%,
6.17%, 11/22/29(c) 4,415,194 4,420,404
INEOS US Finance LLC,
First Lien, New 2031 Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.67%, 2/07/31(c) 1,135,589 982,688
First Lien, 2030 Dollar Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.92%, 2/18/30(c) 268,552 235,486
Lonza Group AG,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.93%,
7.70%, 7/03/28(c) 1,998,037 1,752,169
Face
Amount Value
Minerals Technologies, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.00%,
5.67%, 11/26/31(c) $ 1,012,188 $ 1,015,983
Natgasoline LLC,
First Lien, 2025 Term Loan,
CME Term SOFR 3 Month + 5.50%,
9.17%, 3/25/30(c) 1,186,719 1,197,844
New Arclin US Holding Corp.,
First Lien, Term Loan,
CME Term SOFR 12 Month + –%,
TBD, 2/01/33(c) 1,300,000 1,195,187
Olympus Water US Holding Corp.,
First Lien, Dollar Term Loan, B6,
CME Term SOFR 3 Month + 3.00%,
6.70%, 6/23/31(c) 3,157,389 3,042,160
Paint Intermediate III LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
6.67%, 10/09/31(c) 1,843,063 1,838,464
WR Grace Holdings LLC,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 3.00%,
6.70%, 8/19/32(c) 1,592,000 1,590,679
19,251,359
Commercial Services & Supplies (5.2%)
Allied Universal Holdco LLC,
First Lien, Amendment No. 7 Replacement US Dollar Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.92%, 8/20/32(c) 4,779,741 4,785,715
Amspec Parent LLC,
First Lien, Amendment No. 1 Other Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.17%, 12/22/31(c) 3,129,346 3,128,689
Arcwood Environmental, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.25%,
6.72%, 3/21/33(c) 1,875,000 1,879,687
Astro Acquisition LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.95%, 8/30/32(c) 2,945,875 2,963,064
CohnReznick Advisory LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
, 6.91%, 3/31/32(c)(e) 1,576,679 1,535,291
Emerald Expositions Holding, Inc.,
First Lien, Commitment Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.92%, 1/30/32(c) 496,250 497,905
EnergySolutions LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.92%, 9/23/30(c) 3,489,957 3,510,304
Filtration Group Corp.,
First Lien, 2025 Incremental Dollar Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.42%, 10/23/28(c) 3,343,484 3,348,700

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (81.7%) (cont’d)
Garda World Security Corp.,
First Lien, Fifteenth Additional Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 2/01/29(c) $ 6,212,988 $ 6,181,924
Geosyntec Consultants, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.67%, 7/31/31(c) 1,467,625 1,466,715
GFL Environmental Services, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.17%, 3/03/32(c) 3,283,500 3,287,621
HomeServe USA Corp.,
First Lien, Amendment No. 1 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.00%,
5.68%, 10/21/30(c) 1,658,340 1,647,976
JFL-Tiger Acquisition Co., Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.46%, 10/17/30(c) 4,435,757 4,452,391
Madison IAQ LLC,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 2.50%,
6.13%, 6/21/28(c) 7,364,630 7,371,332
First Lien, 2025 Repriced Incremental Term Loan,
CME Term SOFR 12 Month + 2.75%,
6.51%, 11/08/32(c) 250,000 250,830
Neptune Bidco US, Inc.,
First Lien, 2026 Dollar Term Loan, B,
CME Term SOFR 3 Month + 5.00%,
8.76%, 2/03/33(c) 3,301,006 3,155,761
Northstar Group Services, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
8.42%, 5/31/30(c) 4,232,412 4,269,446
PG Polaris BidCo SARL,
First Lien, Second Amendment Refinancing Term Loan,
CME Term SOFR 3 Month + 2.25%,
5.95%, 3/26/31(c) 5,266,741 5,274,747
Prime Security Services Borrower LLC,
First Lien, 2024-1 Refinancing Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
5.66%, 10/15/30(c) 2,394,383 2,386,901
Raven Acquisition Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.67%, 11/19/31(c) 2,500,181 2,455,753
SCUR-Alpha 1503 GmbH,
First Lien, USD Term Loan, B1,
CME Term SOFR 3 Month + 5.50%,
9.17%, 3/28/30(c) 1,553,684 1,367,250
Spin Holdco, Inc.,
First Lien, Initial Term Loan, FL20,
CME Term SOFR 3 Month + 4.00%,
7.93%, 9/04/30(c) 2,688,665 2,124,046
Face
Amount Value
Tidal Waste & Recycling Holdings LLC,
First Lien, Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.45%, 10/03/31(c) $ 1,362,372 $ 1,365,608
68,707,656
Communications Equipment (0.4%)
Delta Topco, Inc.,
First Lien, Fourth Amendment Refinancing Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.42%, 11/30/29(c) 4,755,835 4,611,305
Construction & Engineering (3.0%)
Apple Bidco LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.17%, 9/23/31(c) 5,164,066 5,172,948
Artera Services LLC,
First Lien, Term Loan, C,
CME Term SOFR 1 Month + 4.50%,
8.17%, 2/18/31(c) 1,479,868 1,269,601
Azuria Water Solutions, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.75%,
6.19%, 1/27/33(c) 4,191,176 4,159,743
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.67%, 5/17/28(c) 4,687,755 4,654,355
Brown Group Holding LLC,
First Lien, Incremental Term Loan, B2,
CME Term SOFR 1 Month + 2.50%; CME Term SOFR 3 Month +
2.50%,
6.17%, 7/01/31(c) 6,167,080 6,184,440
Construction Partners, Inc.,
First Lien, Closing Date Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.17%, 11/03/31(c) 938,125 939,152
Cube Industrials Buyer, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
6.67%, 10/17/31(c) 3,727,519 3,733,725
Green Infrastructure Partners, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.45%, 9/24/32(c) 5,275,000 5,275,000
Kodiak Building Partners, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
7.42%, 12/04/31(c) 2,221,140 2,224,094
Red SPV LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.92%, 3/15/32(c) 1,928,410 1,929,615
Salas O'Brien, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.42%, 1/31/33(c) 841,429 841,429
36,384,102

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (81.7%) (cont’d)
Consumer Finance (0.7%)
Citrin Cooperman Advisors LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.70%, 4/01/32(c) $ 3,034,750 $ 2,924,740
Neon Maple US Debt Mergersub, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.50%,
6.17%, 11/17/31(c) 3,491,206 3,425,746
Shift4 Payments LLC,
First Lien, Amendment No. 3 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.00%,
5.65%, 7/06/32(c) 2,069,813 2,067,877
8,418,363
Consumer Staples Distribution & Retail (0.6%)
Boots Group Finco LP,
First Lien, Closing Date Dollar Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.92%, 8/30/32(c) 5,660,813 5,687,928
TRQ Sales LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.94%, 12/30/32(c) 2,725,000 2,646,670
8,334,598
Container & Packaging (0.3%)
Pregis TopCo LLC,
First Lien, Tenth Amendment Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.67%, 2/01/29(c) 3,747,998 3,747,998
Containers & Packaging (1.4%)
Altium Packaging LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.17%, 6/11/31(c) 1,655,612 1,601,804
Berlin Packaging LLC,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.94%, 6/09/31(c) 4,494,493 4,343,433
Charter Next Generation, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.17%, 11/29/30(c) 4,101,668 4,082,308
Clydesdale Acquisition Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.18%,
6.84%, 4/13/29(c) 6,108,965 5,843,072
Owens-Brockway Glass Container, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.00%,
6.67%, 9/30/32(c) 2,842,875 2,819,180
18,689,797
Face
Amount Value
Distributors (0.8%)
BCPE Empire Holdings, Inc.,
First Lien, Amendment No. 10 Incremental Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.17%, 12/29/32(c) $ 2,725,000 $ 2,687,545
Gloves Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.67%, 5/21/32(c) 5,263,750 5,255,196
Windsor Holdings III LLC,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.42%, 8/01/30(c) 2,651,936 2,617,965
10,560,706
Diversified Consumer Services (2.1%)
Anticimex Global AB,
First Lien, Term Loan, B8,
CME Term SOFR 1 Day + 2.90%,
6.56%, 11/17/31(c) 2,926,012 2,934,249
Belron Finance 2019 LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.00%,
5.66%, 10/16/31(c) 2,955,206 2,957,792
Fugue Finance BV,
First Lien, 14th Amendment Term Loan,
CME Term SOFR 3 Month + 2.25%,
5.92%, 1/09/32(c) 7,865,510 7,784,417
Lernen Bidco Ltd.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Day + 3.50%,
7.41%, 10/27/31(c) 3,339,962 3,228,641
Mavis Tire Express Services Topco Corp.,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.67%, 5/04/28(c) 3,940,200 3,941,697
Spring Education Group, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.95%, 9/30/30(c) 2,468,434 2,452,550
Wand NewCo 3, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.17%, 1/30/31(c) 3,289,212 3,266,779
26,566,125
Diversified Telecommunication Services (0.4%)
Altice France SA,
First Lien, USD Term Loan, B14,
CME Term SOFR 3 Month + 6.88%,
10.55%, 5/30/31(c) 2,638,632 2,649,081
Level 3 Financing, Inc.,
First Lien, Term Loan, B4,
CME Term SOFR 1 Month + 3.25%,
6.92%, 3/29/32(c) 3,000,000 3,004,065
5,653,146

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (81.7%) (cont’d)
Electric Utilities (0.6%)
Cogentrix Finance Holdco I LLC,
First Lien, Repricing Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.92%, 2/26/32(c) $ 3,481,128 $ 3,486,785
MRP Buyer LLC,
First Lien, Delayed Draw Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.95%, 6/04/32(c) 328,464 328,875
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.95%, 6/04/32(c) 4,280,907 4,286,258
8,101,918
Electrical Equipment (0.8%)
BCP VI Summit Holdings LP,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.67%, 1/30/32(c) 1,990,000 1,991,244
LSF12 Crown US Commercial Bidco LLC,
First Lien, 2026 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.67%, 12/02/31(c) 7,004,155 7,019,914
WEC US Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
5.67%, 1/27/31(c) 1,634,502 1,633,480
10,644,638
Electronic Equipment, Instruments & Components (0.5%)
Ingram Micro, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.25%,
5.94%, 9/22/31(c) 2,878,615 2,889,410
MX Holdings US, Inc.,
First Lien, Senior USD Term Loan, B,
CME Term SOFR 1 Month + 2.00%,
5.67%, 3/17/32(c) 1,336,525 1,341,537
Project Aurora US Finco, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.75%,
6.49%, 12/06/32(c) 1,122,188 1,125,694
VeriFone Systems, Inc.,
First Lien, 2025-1 Refinancing Term Loan,
CME Term SOFR 3 Month + 5.25%,
9.18%, 8/18/28(c) 1,367,807 1,291,551
6,648,192
Entertainment (0.9%)
Playtika Holding Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.75%,
6.54%, 3/13/28(c) 2,049,589 1,933,654
TKO Worldwide Holdings LLC,
First Lien, Term Loan, B5,
CME Term SOFR 3 Month + 2.00%,
5.66%, 11/21/31(c) 9,246,486 9,252,265
11,185,919
Face
Amount Value
Financial Services (2.5%)
Accelya Lux Finco Sarl,
First Lien, Term Loan,
CME Term SOFR 3 Month + 5.25%,
8.95%, 10/01/32(c) $ 3,907,706 $ 3,599,974
Allspring Buyer LLC,
First Lien, 2024 Specified Refinancing Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.69%, 11/01/30(c) 2,984,148 2,990,206
Apex Group Treasury LLC,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
7.17%, 2/27/32(c) 749,118 684,818
Citco Funding LLC,
First Lien, 2026 Term Loan,
CME Term SOFR 3 Month + 2.00%,
5.67%, 1/31/33(c) 1,645,875 1,641,694
Hightower Holding LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.41%, 2/03/32(c) 3,426,060 3,396,099
Kestra Advisor Services Holdings A, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.67%, 3/24/31(c) 2,966,300 2,949,214
Mariner Wealth Advisors LLC,
First Lien, Amendment No. 9 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.25%,
5.95%, 12/31/30(c) 5,869,740 5,863,636
NCR Atleos LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
6.69%, 4/16/29(c) 706,968 707,410
OID-OL Intermediate I LLC,
First Lien, Initial Second Out Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.07%, 2/02/29(c) 1,987,915 1,329,060
First Lien, Initial First Out Term Loan,
CME Term SOFR 3 Month + 6.00%,
9.67%, 2/01/29(c) 487,652 485,214
Orion Advisor Solutions, Inc.,
First Lien, 2026 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 9/24/30(c) 3,162,648 3,112,583
Orion US Finco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.15%, 10/08/32(c) 3,525,000 3,496,359
Osaic Holdings, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 2.50%,
6.20%, 7/30/32(c) 586,370 576,513
Walker & Dunlop, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.00%,
5.67%, 3/15/32(c) 1,633,500 1,635,542
32,468,322

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (81.7%) (cont’d)
Food Products (1.6%)
AAG US GSI Bidco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.00%,
8.70%, 10/31/31(c) $ 1,913,231 $ 1,913,231
Alltech, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 4.25%,
8.03%, 8/13/30(c) 3,919,304 3,948,718
Froneri International Ltd.,
First Lien, Term Loan, B4,
CME Term SOFR 6 Month + 2.25%,
5.88%, 9/30/31(c) 2,688,914 2,639,761
Nomad Foods US LLC,
First Lien, Term Loan, B2,
CME Term SOFR 6 Month + 2.50%,
6.28%, 10/29/32(c) 7,340,101 7,205,520
PFI Lower Midco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.67%, 12/01/32(c) 1,596,000 1,603,988
Pretzel Parent, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
8.17%, 10/01/31(c) 1,391,766 1,353,492
TreeHouse Foods, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.25%,
7.92%, 2/11/33(c) 2,550,000 2,541,508
21,206,218
Ground Transportation (2.0%)
Aggreko Holdings, Inc.,
First Lien, 2025 Amended US Dollar Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.66%, 5/21/31(c) 5,437,240 5,449,147
AIT Worldwide Logistics Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
7.67%, 4/08/30(c) 3,586,809 3,598,018
Avis Budget Car Rental LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.17%, 7/16/32(c) 6,230,556 6,137,098
Hertz Corp. (The),
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
7.29%, 6/30/28(c) 1,702,088 1,265,928
First Lien, Initial Term Loan, C,
CME Term SOFR 1 Month + 3.50%,
7.29%, 6/30/28(c) 336,568 250,322
Kenan Advantage Group, Inc. (The),
First Lien, U.S. Term Loan, B4,
CME Term SOFR 1 Month + 3.25%,
6.92%, 1/25/29(c) 4,939,646 4,889,015
Face
Amount Value
Student Transportation of America Holdings, Inc.,
First Lien, 2026-1 Refinancing Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
6.40%, 6/24/32(c) $ 4,019,676 $ 4,036,016
25,625,544
Health Care Equipment & Supplies (0.9%)
Bausch + Lomb Corp.,
First Lien, 2025-2 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.42%, 1/15/31(c) 5,182,989 5,200,819
Hologic, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.25%,
5.75%, 1/14/33(c) 4,760,000 4,709,139
Sotera Health Holdings LLC,
First Lien, 2025 Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.17%, 5/30/31(c) 1,394,138 1,397,192
11,307,150
Health Care Providers & Services (8.8%)
Alera Group, Inc.,
First Lien, 2026-1 New Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.42%, 5/31/32(c) 7,661,548 7,446,910
Amneal Pharmaceuticals LLC,
First Lien, Amendment No. 2 Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.67%, 8/02/32(c) 2,810,875 2,823,763
Betclic Everest Group,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.75%,
6.17%, 12/10/31(c) 2,650,000 2,647,522
Blackhawk Network Holdings, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 3.50%,
7.17%, 3/12/29(c) 1,988,075 1,965,460
Chrysaor Bidco SARL,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
6.90%, 10/30/31(c) 1,000,000 999,845
Concentra Health Services, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
5.67%, 7/28/31(c) 3,167,633 3,182,490
Discovery Energy Holding Corp.,
First Lien, 2026 Dollar Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.70%, 5/01/31(c) 4,914,989 4,914,989
Examworks Bidco, Inc.,
First Lien, 2026 Incremental Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.17%, 2/07/33(c) 2,712,247 2,712,261
First Student Bidco, Inc.,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 2.25%,
5.95%, 8/15/30(c) 2,038,863 2,034,826

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (81.7%) (cont’d)
First Lien, Initial Term Loan, C,
CME Term SOFR 3 Month + 2.25%,
5.95%, 8/15/30(c) $ 373,061 $ 372,323
Foundever Worldwide Corp.,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.68%, 8/28/28(c) 1,376,392 674,432
Freeport LNG Investments LLLP,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
6.89%, 2/11/33(c) 6,625,000 6,636,064
Gibraltar Industries, Inc.,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
5.92%, 2/02/33(c) 1,223,077 1,218,490
Global Medical Response, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.17%, 10/01/32(c) 4,613,438 4,604,787
Hanger, Inc.,
First Lien, Delayed Draw Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.17%, 10/23/31(c) 328,202 329,432
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.17%, 10/23/31(c) 4,062,719 4,077,955
Heartland Dental LLC,
First Lien, 2025 Replacement Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.42%, 8/25/32(c) 4,121,362 4,118,313
Herschend Entertainment Co. LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.17%, 5/27/32(c) 2,090,235 2,095,461
Mahseer Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.92%, 3/16/33(c) 1,616,379 1,623,960
Mamba Purchaser, Inc.,
First Lien, Sixth Amendment Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.42%, 10/14/31(c) 2,927,912 2,934,017
MED ParentCo LP,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
6.67%, 4/15/31(c) 4,960,106 4,964,049
Medical Solutions Holdings, Inc.,
First Lien, Term Loan,
TSFR3M + 3.50%,
7.44%, 11/01/28(c) 1,568,590 1,129,385
National Mentor Holdings, Inc.,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 6.00%,
9.67%, 12/12/30(c) 6,928,092 6,907,065
Face
Amount Value
Newfold Digital Holdings Group, Inc.,
First Lien, First Out Term Loan, A,
CME Term SOFR 1 Month + 3.50%,
7.27%, 4/30/29(c) $ 932,767 $ 687,580
Oxbow Carbon LLC,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 3.50%,
7.17%, 5/06/30(c) 3,391,282 3,394,470
Pacific Dental Services, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.18%, 3/17/31(c) 7,947,241 7,962,142
PAREXEL International Corp.,
First Lien, Seventh Amendment Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.42%, 12/12/31(c) 2,190,011 2,185,445
PEX Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.45%, 11/26/31(c) 249,370 247,188
Phoenix Guarantor, Inc.,
First Lien, Term Loan, B5,
CME Term SOFR 1 Month + 2.50%,
6.17%, 2/21/31(c) 1,794,435 1,797,244
ProAmpac PG Borrower LLC,
First Lien, Initial USD Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.67%, 2/18/33(c) 6,450,000 6,245,212
Resilience Parent LLC,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 2.50%,
6.13%, 2/28/33(c) 4,250,000 4,233,404
Sabre GLBL, Inc.,
First Lien, 2025 Other Term Loan, B1,
CME Term SOFR 1 Month + 6.25%,
10.02%, 7/30/29(c) 748,045 593,294
First Lien, 2025 Other Term Loan, B2,
CME Term SOFR 1 Month + 6.25%,
10.02%, 7/30/29(c) 1,848,319 1,463,065
Select Medical Corp.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.00%,
5.67%, 12/03/31(c) 1,802,188 1,793,177
First Lien, Term Loan,
CME Term SOFR 12 Month + 3.25%,
6.72%, 12/31/31(c) 2,350,000 2,347,062
Spin Holdco, Inc.,
First Lien, Initial Term Loan, FL10,
CME Term SOFR 3 Month + 5.43%,
9.10%, 9/30/30(c) 643,665 658,283
US Anesthesia Partners, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.78%, 10/02/28(c) 3,291,384 3,296,979
VetStrategy Canada Holdings, Inc.,
First Lien, Term Loan, C,
CME Term SOFR 3 Month + 3.75%,
7.45%, 12/12/28(c) 2,992,366 2,981,519

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (81.7%) (cont’d)
White Cap Supply Holdings LLC,
First Lien, Term Loan, D,
CME Term SOFR 1 Month + 3.50%,
7.17%, 2/10/33(c) $ 2,300,000 $ 2,195,062
112,494,925
Health Care Technology (0.9%)
AthenaHealth Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.42%, 2/15/29(c) 6,003,672 5,902,360
Cotiviti, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.42%, 5/01/31(c) 5,318,223 4,912,735
10,815,095
Hotels, Restaurants & Leisure (3.0%)
City Football Group Ltd.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.28%, 7/22/30(c) 3,175,758 3,172,788
Fertitta Entertainment LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
6.92%, 1/29/29(c) 6,036,843 5,931,198
Flutter Financing BV,
First Lien, Third Incremental Term Loan, B,
CME Term SOFR 3 Month + 2.00%,
5.67%, 6/04/32(c) 1,414,313 1,401,937
Golden State Foods LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.20%, 12/04/31(c) 1,996,474 2,001,625
IRB Holding Corp.,
First Lien, 2025 Replacement Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.18%, 12/16/30(c) 6,378,737 6,370,764
Light & Wonder International, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 2.00%,
5.67%, 4/16/29(c) 3,793,092 3,797,834
Ontario Gaming GTA LP,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
7.95%, 8/01/30(c) 2,220,978 2,086,731
Sabre GLBL, Inc.,
First Lien, 2024 Term Loan, B1,
CME Term SOFR 1 Month + 6.00%,
9.77%, 11/15/29(c) 1,275,998 1,012,428
Scientific Games Holdings LP,
First Lien, 2024 Refinancing Dollar Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.65%, 4/04/29(c) 2,448,807 2,415,821
SeaWorld Parks & Entertainment, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 2.00%,
5.67%, 12/04/31(c) 3,168,118 3,132,477
Face
Amount Value
Voyager Parent LLC,
First Lien, 2026 Refinancing Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
7.95%, 7/01/32(c) $ 5,810,438 $ 5,778,364
37,101,967
Household Durables (0.2%)
American Residential Services LLC,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.45%, 2/02/32(c) 223,872 223,033
Somnigroup International, Inc.,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Day + 2.25%,
5.96%, 10/24/31(c) 2,308,200 2,319,741
2,542,774
Household Products (0.6%)
Energizer Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
5.67%, 3/19/32(c) 3,795,554 3,795,554
Kronos Acquisition Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.67%, 6/27/31(c) 5,303,679 3,264,361
7,059,915
Independent Power and Renewable Electricity Producers (0.8%)
Invenergy Thermal Operating I LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Day + 2.75%,
6.38%, 5/17/32(c) 2,234,613 2,242,993
First Lien, Term Loan, C,
CME Term SOFR 1 Day + 2.75%,
6.38%, 5/17/32(c) 141,402 141,933
Lightning Power LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
5.92%, 8/18/31(c) 2,437,563 2,445,754
Talen Energy Supply LLC,
First Lien, 2024-1 Incremental Term Loan, B,
CME Term SOFR 3 Month + 2.50%,
6.15%, 12/15/31(c) 5,173,546 5,189,170
10,019,850
Insurance (4.8%)
Acrisure LLC,
First Lien, Term Loan, B6,
CME Term SOFR 1 Month + 3.00%,
6.67%, 11/06/30(c) 5,166,970 5,015,836
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
6.92%, 6/21/32(c) 1,221,922 1,186,028
Alliant Holdings Intermediate LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.17%, 9/19/31(c) 7,534,928 7,485,688

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (81.7%) (cont’d)
Asurion LLC,
First Lien, New Term Loan, B14,
CME Term SOFR 1 Month + 3.75%,
7.42%, 2/23/33(c) $ 5,365,131 $ 5,194,144
Second Lien, New Term Loan, B4,
CME Term SOFR 1 Month + 5.25%,
9.03%, 1/19/29(c) 1,256,075 1,249,907
Broadstreet Partners Group LLC,
First Lien, 2024 Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.17%, 6/16/31(c) 9,057,302 8,849,572
CRC Insurance Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
6.42%, 5/06/31(c) 3,208,871 3,171,776
HUB International Ltd.,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 3 Month + 2.25%,
5.92%, 6/20/30(c) 8,491,526 8,482,143
IMA Financial Group, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.67%, 11/01/28(c) 4,492,231 4,458,539
Jones DesLauriers Insurance Management, Inc.,
First Lien, 2026-1 Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.66%, 2/02/33(c) 1,150,000 1,120,894
Ryan Specialty LLC,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
5.67%, 9/15/31(c) 2,172,500 2,172,500
Sedgwick Claims Management Services, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.17%, 7/31/31(c) 4,480,555 4,405,349
Trucordia Insurance Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.92%, 6/17/32(c) 3,690,754 3,413,947
USI, Inc.,
First Lien, 2024 Term Loan, D,
CME Term SOFR 3 Month + 2.25%,
5.95%, 11/21/29(c) 5,083,482 5,078,195
61,284,518
IT Services (1.1%)
Gainwell Acquisition Corp.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
7.80%, 10/01/27(c) 3,398,732 3,306,695
Indy US Holdco LLC,
First Lien, Thirteenth Amendment Refinancing Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.92%, 10/31/30(c) 2,977,500 2,944,003
Plano HoldCo, Inc.,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.17%, 10/02/31(c) 841,500 681,615
Face
Amount Value
Speedster Bidco GmbH,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 3.00%,
6.70%, 12/10/31(c) $ 1,444,888 $ 1,388,003
Synechron, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.45%, 10/03/31(c) 2,206,108 2,032,377
Trio Bidco, Inc.,
First Lien, Closing Date Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
7.67%, 10/29/32(c) 1,538,095 1,494,521
Virtusa Corp.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 3.25%,
6.92%, 2/15/29(c) 1,164,750 1,054,827
12,902,041
Leisure Products (2.0%)
Bombardier Recreational Products, Inc.,
First Lien, 2024 Extended Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.92%, 1/22/31(c) 2,686,500 2,691,954
EOC Borrower LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.42%, 3/24/32(c) 8,436,250 8,427,814
GBT US III LLC,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.00%,
5.67%, 7/25/31(c) 1,808,210 1,774,758
GSM Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.00%,
8.70%, 9/29/31(c) 2,816,355 2,798,161
Horizon US Finco LP,
First Lien, Term Loan, B,
CME Term SOFR 6 Month + 4.50%,
8.78%, 10/31/31(c) 2,677,382 2,516,739
MajorDrive Holdings IV LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.96%, 6/01/28(c) 1,996,974 1,820,421
Recess Holdings, Inc.,
First Lien, Amendment No. 5 Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.42%, 2/21/30(c) 6,004,895 6,022,309
26,052,156
Machinery (4.0%)
Alliance Laundry Systems LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 2.25%; CME Term SOFR 3 Month +
2.25%,
5.92%, 8/19/31(c) 1,866,361 1,867,369
Apex Tool Ultimate Holdings LLC,
First Lien, Super Priority Term Loan, B1,
CME Term SOFR 1 Month +
12.00%, 9.67%, 4/08/31(c) 4,686 2,062

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (81.7%) (cont’d)
Cleanova Holding Ltd.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.75%,
8.42%, 5/24/32(c) $ 2,814,304 $ 2,821,340
Columbus McKinnon Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.20%, 2/03/33(c) 1,920,578 1,915,776
CompoSecure Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.93%, 1/14/33(c) 800,000 799,504
CoorsTek, Inc.,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
6.67%, 10/28/32(c) 2,394,000 2,409,717
CPM Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
8.17%, 9/28/28(c) 2,931,257 2,937,017
Dynamo US Bidco, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
6.92%, 9/30/31(c) 3,938,359 3,455,910
Engineered Machinery Holdings, Inc.,
First Lien, 2025 USD Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.92%, 11/26/32(c) 6,473,637 6,509,242
Second Lien, Incremental Amendment No. 3 Term Loan,
CME Term SOFR 3 Month + 6.00%,
9.93%, 5/21/29(c) 1,150,000 1,155,031
Hayward Industries, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.29%, 5/30/28(c) 2,232,422 2,240,090
Jennmar Intermediate III LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 5.00%,
8.68%, 12/16/30(c) 1,654,063 1,656,651
LSF12 Helix Parent LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
7.17%, 2/10/33(c) 4,025,000 3,976,700
Madison Safety & Flow LLC,
First Lien, 2025 Incremental Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.18%, 9/26/31(c) 1,710,918 1,713,776
Merlin Buyer, Inc.,
First Lien, Term Loan,
CME Term SOFR 12 Month + 4.00%,
7.47%, 3/25/33(c) 1,200,000 1,203,000
Pro Mach Group, Inc.,
First Lien, Amendment No. 6 Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.42%, 10/15/32(c) 2,991,303 2,989,583
Face
Amount Value
STS Operating, Inc.,
First Lien, First Refinancing Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.77%, 3/25/31(c) $ 4,464,332 $ 4,469,443
TK Elevator Midco GmbH,
First Lien, Term Loan, B1,
CME Term SOFR 6 Month + 2.75%,
6.38%, 4/30/30(c) 11,537,626 11,575,296
53,697,507
Media (0.6%)
Charter Communications Operating LLC,
First Lien, Term Loan, B5,
CME Term SOFR 3 Month + 2.25%,
5.91%, 12/15/31(c) 2,568,507 2,571,243
Fleet US Bidco, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.75%,
6.42%, 2/21/31(c) 2,517,362 2,523,656
Nexstar Media, Inc.,
First Lien, Term Loan, B7,
CME Term SOFR 12 Month + 2.75%,
6.22%, 3/18/33(c) 1,975,000 1,955,250
7,050,149
Metals & Mining (0.4%)
Arsenal AIC Parent LLC,
First Lien, 2025 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
6.42%, 8/19/30(c) 5,310,365 5,330,278
WireCo WorldGroup, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.75%,
7.42%, 11/13/28(c) 543,056 542,602
5,872,880
Oil, Gas & Consumable Fuels (0.9%)
Apro LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.43%, 7/09/31(c) 2,314,750 2,324,877
GIP Pilot Acquisition Partners LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.00%,
5.65%, 10/04/30(c) 3,215,787 3,223,826
Matador Bidco SARL,
First Lien, 2024 Specified Refinancing Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.02%, 7/16/29(c) 4,753,774 4,689,598
10,238,301
Passenger Airlines (0.7%)
AAdvantage Loyalty IP Ltd.,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 5/28/32(c) 1,237,484 1,228,358
Vista Management Holding, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.41%, 4/01/31(c) 5,257,728 5,212,564

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (81.7%) (cont’d)
WestJet Loyalty LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.45%, 2/14/31(c) $ 3,114,005 $ 3,033,384
9,474,306
Personal Care Products (0.8%)
Conair Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
7.53%, 5/17/28(c) 1,402,989 992,615
Journey Personal Care Corp.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
7.42%, 3/01/28(c) 1,812,085 1,748,662
OPAL US LLC,
First Lien, Term Loan, B4,
CME Term SOFR 3 Month + 3.00%,
6.70%, 4/28/32(c) 8,072,642 8,077,687
10,818,964
Pharmaceuticals (0.6%)
1261229 BC Ltd.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 6.25%,
9.92%, 10/08/30(c) 3,175,813 3,073,473
Jazz Financing Lux SARL,
First Lien, Dollar Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
5.92%, 5/05/28(c) 3,471,719 3,489,078
Padagis LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
8.66%, 7/06/28(c) 841,000 775,822
7,338,373
Professional Services (1.9%)
CoreLogic, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.28%, 6/02/28(c) 5,619,419 5,387,646
Creative Artists Agency LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.17%, 10/01/31(c) 3,336,977 3,338,796
EAB Global, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.67%, 8/16/30(c) 2,219,086 1,983,308
EmployBridge Holding Co.,
First Lien, Second Out Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
8.71%, 1/18/30(c) 773,288 149,074
First Lien, First Out Term Loan, B,
CME Term SOFR 3 Month + 5.50%,
9.20%, 1/21/30(c) 999,393 732,890
Face
Amount Value
Ensemble RCM LLC,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.66%, 2/09/33(c) $ 2,775,000 $ 2,748,402
Grant Thornton Advisors LLC,
First Lien, 2025 Incremental Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.42%, 6/02/31(c) 7,841,752 7,340,193
Heron Bidco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.74%, 12/10/32(c) 1,900,000 1,895,250
23,575,559
Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC,
First Lien, 2025-3 Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.17%, 1/31/30(c) 1,946,218 1,958,382
Software (9.9%)
Applied Systems, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.25%,
5.95%, 2/24/31(c) 4,097,929 4,024,208
Ascend Learning LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.67%, 12/11/28(c) 3,893,469 3,809,759
Azalea Topco, Inc.,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.67%, 4/30/31(c) 3,334,250 3,333,000
Boxer Parent Co., Inc.,
First Lien, 2031 Replacement Dollar Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.67%, 7/30/31(c) 5,707,043 5,306,951
Second Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.75%,
9.42%, 7/30/32(c) 1,600,000 1,348,008
Calabrio, Inc.,
First Lien, First Out Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.67%, 11/26/32(c) 2,825,000 2,242,344
Cloud Software Group, Inc.,
First Lien, Initial Dollar Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
6.92%, 8/16/32(c) 6,623,822 6,079,708
Cloudera, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.52%, 10/09/28(c) 2,693,816 2,412,649
Clover Holdings 2 LLC,
First Lien, Initial Floating Rate Term Loan,
CME Term SOFR 1 Month + 4.00%,
7.68%, 12/09/31(c) 5,309,875 5,097,480

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (81.7%) (cont’d)
Dayforce Bidco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.66%, 2/04/33(c) $ 3,885,000 $ 3,685,350
DS Admiral Bidco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
7.92%, 6/26/31(c) 1,998,808 1,882,637
ECI Macola/Max Holding LLC,
First Lien, 2025 Repricing Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.45%, 5/09/30(c) 5,744,978 5,630,078
Epicor Software Corp.,
First Lien, Term Loan, E,
CME Term SOFR 1 Month + 2.50%,
6.17%, 5/30/31(c) 3,706,203 3,640,659
Genesys Cloud Services, Inc.,
First Lien, 2025 Dollar Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.17%, 1/30/32(c) 1,932,181 1,852,478
IGT Holding IV AB,
First Lien, Term Loan, B7,
CME Term SOFR 3 Month + 3.00%,
6.70%, 9/02/31(c) 3,000,000 2,977,500
Imprivata, Inc.,
First Lien, 2025 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.70%, 12/01/27(c) 4,571,052 4,540,197
Marcel Bidco LLC,
First Lien, Term Loan,
CME Term SOFR 1 Day + 2.75%,
6.41%, 11/12/30(c) 6,193,377 6,139,185
McAfee Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.00%,
6.67%, 3/01/29(c) 4,594,970 4,118,242
Mermaid Bidco, Inc.,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
6.91%, 7/03/31(c) 4,456,615 4,373,054
Metropolis Technologies, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 5.25%,
8.98%, 11/03/32(c) 2,942,625 2,915,038
N-Able International Holdings II LLC,
First Lien, 2025 Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 11/26/32(c) 498,750 492,516
OAK-Eagle Acquireco, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 12 Month + 3.50%,
6.97%, 3/23/33(c) 4,125,000 4,104,375
Oceankey US II Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.27%, 12/15/28(c) 3,350,932 3,164,536
Face
Amount Value
Open Text Corp.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 1.75%,
5.42%, 1/31/30(c) $ 824,066 $ 808,174
PointClickCare Technologies, Inc.,
First Lien, 2025 Commitment Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.42%, 11/03/31(c) 3,004,278 2,992,081
Polaris Newco LLC,
First Lien, Dollar Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.93%, 6/02/28(c) 3,507,873 3,096,803
Project Alpha Intermediate Holding, Inc.,
First Lien, Second Amendment Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
6.92%, 10/28/30(c) 6,052,568 4,613,722
Project Boost Purchaser LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
6.42%, 7/16/31(c) 6,777,408 6,547,010
Project Ruby Ultimate Parent Corp.,
First Lien, Incremental Term Loan, B5,
CME Term SOFR 1 Month + 2.75%,
6.53%, 3/10/28(c) 3,825,763 3,813,023
Proofpoint, Inc.,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.70%, 8/31/28(c) 2,578,395 2,499,973
Quartz AcquireCo LLC,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 2.25%,
5.95%, 6/28/30(c) 1,417,815 1,187,420
RealPage, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.96%, 4/24/28(c) 3,721,445 3,573,629
First Lien, 2024-1 Incremental Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.45%, 4/24/28(c) 2,094,974 2,040,253
Relativity Intermediate Holdco LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.75%,
6.42%, 1/31/33(c) 850,000 842,031
Rocket Software, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.42%, 11/28/28(c) 2,009,813 1,932,354
Starlight Parent LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
7.67%, 4/16/32(c) 3,373,648 2,876,035
UKG, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.50%,
6.17%, 2/10/31(c) 5,383,045 5,151,251

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Variable Rate Senior Loan Interests  (81.7%) (cont’d)
Vision Solutions, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
7.67%, 4/24/28(c) $ 3,385,381 $ 2,632,134
Waystar Technologies, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
5.67%, 10/22/29(c) 546,281 545,598
128,321,443
Specialty Retail (2.2%)
Great Outdoors Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
6.92%, 1/23/32(c) 6,401,395 6,398,994
Harbor Freight Tools USA, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.92%, 6/11/31(c) 3,542,278 3,510,805
LBM Acquisition LLC,
First Lien, Amendment No. 3 Incremental Term Loan,
CME Term SOFR 1 Month + 3.75%,
7.52%, 6/06/31(c) 1,969,106 1,589,078
LS Group OpCo Acquistion LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.50%,
6.17%, 4/23/31(c) 3,509,231 3,504,845
Peer Holding III BV,
First Lien, Term Loan, B5B,
CME Term SOFR 3 Month + 2.50%,
6.20%, 7/01/31(c) 4,912,813 4,908,981
RealTruck Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
7.68%, 1/31/28(c) 4,719,271 3,219,440
White Cap Supply Holdings LLC,
First Lien, Term Loan, C,
CME Term SOFR 1 Month + 3.25%,
6.92%, 10/19/29(c) 4,373,892 4,217,001
27,349,144
Textiles, Apparel & Luxury Goods (1.2%)
ABG Intermediate Holdings 2 LLC,
First Lien, 2025 Delayed Draw Term Loan,
CME Term SOFR 1 Month + 2.25%,
5.92%, 2/13/32(c) 1,361,250 1,356,785
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
5.92%, 12/21/28(c) 4,985,853 4,981,341
Beach Acquisition Bidco LLC,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 3.25%,
6.95%, 9/13/32(c) 4,987,500 5,006,203
Varsity Brands, Inc.,
First Lien, 2025-2 Replacement Term Loan,
CME Term SOFR 3 Month + 3.00%,
6.67%, 8/26/31(c) 4,477,500 4,464,224
Face
Amount Value
WH Borrower LLC,
First Lien, Term Loan,
CME Term SOFR 12 Month + –%,
TBD, 2/16/33(c) $ 375,000 $ 375,733
16,184,286
Trading Companies & Distributors (0.2%)
DXP Enterprises, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
6.92%, 10/11/30(c) 2,686,500 2,704,970
Wireless Telecommunication Services (0.1%)
Crown Subsea Communications Holding, Inc.,
First Lien, 2026 Term Loan,
CME Term SOFR 1 Month + 3.00%,
6.67%, 1/30/31(c) 1,496,222 1,502,768
1,049,371,667
Total Fixed Income Securities
(Cost $1,267,733,463)
1,237,211,510
–
Shares
Short-Term Investments ( 4 .2% )
Investment Company ( 4 .0% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.57% (See Note G)
(Cost $51,216,457)
51,216,457 51,216,457
Security held as Collateral on Loaned Securities ( 0 .1% )
Investment Company (0.1%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.57% (See Note G)
(Cost $2,024,883)
2,024,883 2,024,883
Investment Companies ( 0 .1% )
Invesco Senior Income Trust 151,753 488,645
Nuveen Floating Rate Income Fund 50,000 376,000
Total Investment Companies
(Cost $879,312)
864,645
Total Short-Term Investments
(Cost $54,120,652)
54,105,985
Total Investments ( 100 .7% )
( Cost $ 1,323,766,926 ) including
$ 3,199,299 of Securities Loaned (f) 1,292,845,328
Liabilities in Excess of Other Assets (-0.7%)(g)
(8,883,179)
Net Assets (100.0%) $1,283,962,149

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
At March 31, 2026, the Fund had unfunded loan commitments
of $2,386,867, which could be extended at the option of the
borrowers, pursuant to the following loan agreements:
Borrower
Unfunded Loan
Commitments
Value
Unrealized
Appreciation
(Depreciation)
Azuria Water Solutions, Inc.
$ 557,426
$ 554,632
$ (2,794)
CohnReznick Advisory LLC
90,850
88,910
(1,940)
CP Iris Holdco I, Inc.
75,000
74,625
(375)
Hanger, Inc.
198,818
199,069
251
Kaman Corp.
388,431
390,798
2,367
Mahseer Holdings LLC
258,621
259,834
1,213
MRP Buyer LLC
215,293
217,740
2,447
Raven Acquisition Holdings LLC
180,601
177,183
(3,418)
Salas O'Brien, Inc.
108,300
108,571
271
Signia Aerospace LLC
151,622
151,485
(137)
Trio Bidco, Inc.
161,905
157,318
(4,587)
$ 2,386,867
$ 2,380,165
$ (6,702)
(a) Amount is less than 0.05%.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) Floating or variable rate securities: The rates disclosed are as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d) All or a portion of this security was on loan at March 31, 2026.
(e) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(f) At March 31, 2026, the aggregate cost for federal income tax purposes is $1,323,766,926. The aggregate gross unrealized
appreciation is $1,848,046 and the aggregate gross unrealized depreciation is $32,769,644, resulting in net unrealized depreciation of $30,921,598.
(g)
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
PIK Payment-in-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBD To Be Determined
Portfolio Composition*
Classification
Percentage of Total
Investments
Variable Rate Senior Loan Interests 81 .3%
Asset-Backed Securities 8 .9
Corporate Bonds 5 .6
Other** 4 .2
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31, 2026.
** Industries and/or investment types representing less than 5% of total investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Eaton Vance High Income Municipal ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (94.8%)
Municipal Bonds ( 94 .8% )
Certificate of Participation/Lease ( 0 .2% )
College of Western Idaho,
Series 2025
4.25%, 8/1/45 $ 115,000 $ 111,847
Education ( 17 .1% )
Arizona Industrial Development Authority,
Somerset Academy of Las Vegas
Series 2021 A
3.00%, 12/15/31(a) 180,000 169,909
Build NYC Resource Corp.,
REN 4520 83rd Street LLC
Series 2025 A
5.50%, 6/15/55 500,000 478,870
California Municipal Finance Authority,
California Baptist University
Series 2025 A
5.63%, 11/1/54(a) 500,000 505,439
Capital Projects Finance Authority,
Imagine School At North Port, Inc.
Series 2025 A
6.25%, 6/15/45(a) 500,000 506,621
Capital Trust Agency, Inc.,
Imagine-Pasco County LLC
Series 2020 A
5.00%, 12/15/49(a) 250,000 203,547
Capital Trust Authority,
St Johns Classical Academy, Inc.
Series 2025 A
5.13%, 6/15/50(a) 500,000 456,090
Dayton-Montgomery County Port Authority,
Dayton Regional STEM Schools, Inc.
Series 2024
5.00%, 12/1/60 320,000 299,477
Development Authority of Cobb County (The),
MT Bethel Christian Academy, Inc.
Series 2025
6.25%, 6/1/55(a) 555,000 568,806
District of Columbia,
International School Obligated Group
Series 2019
5.00%, 7/1/49 745,000 710,271
Florida Development Finance Corp.,
Renaissance Charter School, Inc.
Series 2025 A
6.00%, 6/15/55(a) 500,000 507,669
Florida Local Government Finance Commission,
Cornerstone Charter Academy, Inc. Obligated Group
Series 2026
5.88%, 10/1/61 265,000 255,594
Iowa Higher Education Loan Authority,
Series 2025
5.00%, 10/1/45 500,000 487,487
Louisiana Public Facilities Authority,
Acadiana Renaissance Charter Academy
Series 2025
6.00%, 6/15/45(a) 500,000 516,383
Face
Amount Value
Navajo County Unified School District No. 27,
Kayenta
Series 2025
6.00%, 7/1/44 $ 430,000 $ 473,238
Public Finance Authority,
Liberty Classical Schools Educational Services, Inc.
Series 2025 A
6.50%, 6/15/45(a) 350,000 350,813
Triad Educational Services, Inc.
Series 2025
5.25%, 6/15/45 750,000 726,402
Sierra Vista Industrial Development Authority,
American Leadership Academy, Inc.
Series 2024
5.00%, 6/15/44(a) 500,000 460,407
Washington State Housing Finance Commission,
Evergreen School (The)
Series 2025
4.50%, 7/1/55 995,000 906,206
8,583,229
–
General Obligation ( 8 .1% )
Chicago Board of Education,
Series 2012 A
5.00%, 12/1/42 500,000 472,909
Series 2022 A
5.00%, 12/1/47 500,000 453,839
Series 2015 C
5.25%, 12/1/39 500,000 481,162
Series 2025 A
5.75%, 12/1/50 750,000 750,506
City of Chicago,
Series 2024 A
5.25%, 1/1/45 360,000 354,606
Series 2019 A
5.50%, 1/1/49 300,000 294,936
Series 2025 E
6.00%, 1/1/42 500,000 543,153
Mida Cormont Public Infrastructure District,
Series 2025 B
8.50%, 6/15/55(a) 546,000 556,657
Steel Valley School District,
Series 2026
4.38%, 11/1/47 40,000 38,735
Series 2026
4.63%, 11/1/54 75,000 71,657
4,018,160
–
Hospital ( 4 .7% )
California Municipal Finance Authority,
Gateways Hospital and Mental Health Center
Series 2026 B
6.53%, 9/1/37 100,000 98,571
Denver Health & Hospital Authority,
Series 2025 A
5.13%, 12/1/50 500,000 494,291
Industrial Development Authority of the County of Yavapai (The),
Yavapai Community Hospital Association Obligated Group
Series 2019
4.00%, 8/1/43 115,000 105,936

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Income Municipal ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (94.8%) (cont’d)
Hospital (4.7%) (cont’d)
Maryland Health & Higher Educational Facilities Authority,
TidalHealth Obligated Group
Series 2025 C
5.25%, 7/1/50 $ 650,000 $ 672,788
Massachusetts Development Finance Agency,
Seven Hills Foundation Obligated Group
Series 2025
6.00%, 9/1/45 405,000 447,990
South Carolina Jobs-Economic Development Authority,
Beaufort Memorial Hospital Obligated Group
Series 2024
5.75%, 11/15/54 500,000 501,418
2,320,994
–
Housing ( 3 .4% )
Public Finance Authority,
Campus Real Estate Holding Corp. LLC
Series 2025 A
5.25%, 6/1/45 370,000 371,292
Series 2025 A
5.50%, 6/1/55 600,000 595,754
KSU Bixby Real Estate Foundation LLC
Series 2025 C
5.75%, 6/15/55 500,000 484,071
Rhode Island Health and Educational Building Corp.,
PRG - RI Properties LLC
Series 2025 B
5.63%, 7/1/65 250,000 251,476
1,702,593
–
Other Revenue ( 51 .5% )
Alachua County Housing Finance Authority,
Woodland Park II LLC
Series 2025 A
6.30%, 7/1/55(a) 300,000 309,278
Series 2025 C
7.00%, 7/1/29(a) 300,000 303,814
American Samoa Economic Development Authority,
Series 2025 B
5.25%, 9/1/45(a) 430,000 424,017
Atlanta Development Authority (The),
Westside Tax Allocation District Gulch Area
Series 2024 A-2
5.50%, 4/1/39(a) 1,000,000 1,021,324
Baldwin County Industrial Development Authority,
Novelis Corp.
Series 2025 A (AMT)
5.00%, 6/1/55(a)(b) 500,000 507,399
Berks County Industrial Development Authority,
Highlands at Wyomissing Obligated Group
Series 2017 A
5.00%, 5/15/32 500,000 506,457
Big Cypress Stewardship District,
Assessment Area One
Series 2026
5.75%, 5/1/55 500,000 484,892
Face
Amount Value
Brightshore Community Development District,
Series 2026
5.30%, 5/1/46 $ 245,000 $ 236,604
Series 2026
5.70%, 5/1/57(c) 295,000 283,332
Buckeye Tobacco Settlement Financing Authority,
Series 2020 B-2
5.00%, 6/1/55 750,000 605,625
Build NYC Resource Corp.,
RiverSpring Health Senior Living, Inc. Obligated Group
Series 2026 B-2
5.50%, 12/15/32(a) 250,000 244,349
Series 2026 C
7.00%, 12/15/30(a) 540,000 536,043
California Municipal Finance Authority,
Witmer Manor Community Partners LP
Series 2025 B
6.00%, 11/1/43 1,000,000 1,008,174
California Public Finance Authority,
Kendal at Sonoma Obligated Group
Series 2021 A
5.00%, 11/15/56(a) 580,000 502,643
City of Anna,
Sherley Farms Public Improvement District Improvement Area No. 1
Series 2026
5.35%, 9/15/46(a) 200,000 196,400
City of Lavon,
Series 2025
5.75%, 9/15/45(a) 850,000 878,457
County of Denton TX,
Green Meadows Public Improvement District Improvement Area No. 1
Project
Series 2025
5.63%, 12/31/55(a) 500,000 506,950
Downtown Revitalization Public Infrastructure District,
City of Salt Lake City Revitalization
Series 2025 C
5.00%, 7/15/35(a) 300,000 301,210
Florida Local Government Finance Commission,
Ponte Vedra Pine Co. LLC Obligated Group
Series 2025 A
6.63%, 11/15/45(a) 500,000 529,720
FW Texas Street Public Facility Corp.,
Series 2025
5.00%, 5/1/38 1,000,000 1,052,221
Grand Rapids Economic Development Corp.,
Michigan Christian Home Obligated Group
Series 2025 A
6.00%, 11/1/50 400,000 394,574
Hoover Industrial Development Board,
United States Steel Corp.
Series 2019 (AMT)
5.75%, 10/1/49 750,000 766,053
Iowa Finance Authority,
Lifespace Communities, Inc. Obligated Group
Series 2016 A
5.00%, 5/15/41 205,000 205,006

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Income Municipal ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (94.8%) (cont’d)
Other Revenue (51.5%) (cont’d)
Jefferson County Port Authority,
JSW Steel USA Ohio, Inc.
Series 2021 (AMT)
3.50%, 12/1/51(a) $ 500,000 $ 413,905
Series 2023
5.00%, 12/1/53(a)(b) 150,000 153,068
Kingston One Community Development District,
Assessment Area One - 2025 Project
Series 2025
5.75%, 5/1/45 250,000 256,570
Series 2025
6.00%, 5/1/57 500,000 504,273
Lakewood Ranch Stewardship District,
Series 2025
5.80%, 5/1/45 565,000 597,460
Villages of Lakewood Ranch South Project
Series 2016
5.13%, 5/1/46 1,000,000 999,917
Lawton Industrial Development Authority,
City of Lawton
Series 2026 A
5.00%, 7/1/51 500,000 508,051
Mobile County Industrial Development Authority,
AM/NS Calvert LLC
Series 2024 A (AMT)
5.00%, 6/1/54 750,000 715,113
New Hampshire Business Finance Authority,
Series 2025-1
4.17%, 1/20/41(b) 495,472 470,362
Centurion Foundation Andrews Avenue Medical Center LLC
Series 2026 A
5.63%, 9/15/57 500,000 511,560
New Hope Cultural Education Facilities Finance Corp.,
Bella Vida Forefront Living Obligated Group
Series 2025 A
5.50%, 10/1/35 755,000 786,082
Niagara Area Development Corp.,
Reworld Holding Corp.
Series 2018 A (AMT)
4.75%, 11/1/42(a) 750,000 660,823
North Carolina Medical Care Commission,
Penick Village Obligated Group
Series 2024 A
5.50%, 9/1/44 735,000 762,092
Ohio Housing Finance Agency,
Havens Edge Apartments LLC
Series 2025 A
5.70%, 8/1/43(a) 500,000 522,124
Pennsylvania Economic Development Financing Authority,
Noble Environmental, Inc.
Series 2026 (AMT)
5.45%, 3/1/56(a)(b) 200,000 200,308
Point Phase 1 Public Infrastructure District No. 1,
Series 2025 A-1
5.88%, 3/1/45 500,000 518,107
Face
Amount Value
Puerto Rico Sales Tax Financing Corp.,
Series A-1
5.00%, 7/1/58 $ 447,000 $ 425,600
Sales Tax
Series A-1
0.00%, 7/1/51(d) 1,532,000 392,687
South Carolina Jobs-Economic Development Authority,
Rolling Green Village
Series 2025 A
5.75%, 12/1/60 250,000 244,784
St. Louis County Industrial Development Authority,
Friendship Village St. Louis Obligated Group
Series 2017
5.00%, 9/1/48 500,000 489,571
Stamford Housing Authority,
TJH Senior Living LLC Obligated Group
Series 2025 A
6.25%, 10/1/60 530,000 523,259
Tempe Industrial Development Authority,
Mirabella at ASU, Inc.
Series 2017 A
6.00%, 10/1/37(a) 300,000 261,546
Series 2017 A
6.13%, 10/1/52(a) 300,000 234,425
Tempe Life Care Village Obligated Group
Series 2025 A
5.63%, 12/1/60 250,000 251,716
Washington State Housing Finance Commission,
Bayview Manor Homes Obligated Group
Series A
5.00%, 7/1/36(a) 100,000 100,064
Horizon House Obligated Group
Series 2025 A
6.25%, 1/1/56 1,015,000 1,012,410
Series 2025 A
6.25%, 1/1/61 450,000 446,083
Presbyterian Retirement Communities Northwest Obligated Group
Series 2019 A
5.00%, 1/1/44(a) 500,000 494,721
West Virginia Economic Development Authority,
Commercial Metals Co.
Series 2025 (AMT)
4.63%, 4/15/55(b) 205,000 208,602
25,469,825
–
Transportation ( 8 .3% )
California Municipal Finance Authority,
LAX Integrated Express Solutions LLC
Series 2018 A (AMT)
5.00%, 12/31/47 1,000,000 1,000,608
City of Houston TX,
Airport System, United Airlines, Inc.
Series 2024 B (AMT)
5.25%, 7/15/34 500,000 524,654
United Airlines, Inc.
Series 2024 B (AMT)
5.50%, 7/15/37 500,000 523,842

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Income Municipal ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (94.8%) (cont’d)
Transportation (8.3%) (cont’d)
New York Transportation Development Corp.,
JFK NTO LLC
Series 2025 (AMT)
6.00%, 6/30/55 $ 750,000 $ 789,310
Public Finance Authority,
SR 400 Peach Partners LLC
Series 2025 (AMT)
5.75%, 12/31/65 725,000 740,500
Series 2025 (AMT)
6.50%, 6/30/60 500,000 545,225
4,124,139
–
Water & Sewer ( 1 .5% )
Beaufort-Jasper Water & Sewer Authority,
Series 2025 A
4.00%, 3/1/47 185,000 176,713
Charlotte County Industrial Development Authority,
MSKP Town & Country Utility LLC
Series 2025 (AMT)
5.13%, 10/1/35 500,000 509,109
City of Hot Springs AR,
Wastewater
Series 2025 B
4.38%, 12/1/50 50,000 46,560
732,382
–
Total Fixed Income Securities
(Cost $46,554,851)
47,063,169
–
Shares
Short-Term Investment ( 0 .0% ) (e)
Investment Company ( 0 .0% ) (e)
BlackRock Liquidity Funds - MuniCash
- Institutional Shares 2.23%
(Cost $20,073)
20,071 20,073
Total Investments ( 94 .8% )
( Cost $ 46,574,924 ) (f) 47,083,242
Other Assets in Excess of Liabilities (5.2%)
2,600,139
Net Assets (100.0%) $49,683,381
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) When-issued security.
(d) Zero coupon bond.
(e) Amount is less than 0.05%.
(f) At March 31, 2026, the aggregate cost for federal income tax purposes is $46,574,924. The aggregate gross unrealized
appreciation is $923,795 and the aggregate gross unrealized
depreciation is $415,477, resulting in net unrealized appreciation of
$508,318.
AMT Alternative Minimum Tax
At March 31, 2026 , the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
State/Territory
Percentage of
Net Assets
Florida 14 .0%
Others, representing less than 10% individually 80 .8
Total Investments 94 .8%
Sector Classification of Portfolio
Classification
Percentage of Total
Investments
Other Revenue 54 .1%
Education 18 .2
Other* 10 .4
Transportation 8 .8
General Obligation 8 .5
Total Investments 100 .0%
* Sectors representing less than 5% of total investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (96.9%)
Corporate Bonds ( 96 .9% )
Aerospace & Defense (3.3%)
Axon Enterprise, Inc.
6.13%, 3/15/30(a) $ 70,000 $ 71,333
6.25%, 3/15/33(a) 40,000 40,864
Bombardier, Inc.
7.00%, 6/1/32(a) 150,000 155,864
7.25%, 7/1/31(a) 96,000 100,720
8.75%, 11/15/30(a) 52,000 55,369
Moog, Inc.
4.25%, 12/15/27(a) 187,000 187,557
5.50%, 10/15/34(a) 45,000 45,254
TransDigm, Inc.
4.63%, 1/15/29(b) 52,000 51,124
6.25%, 1/31/34(a)(b) 15,000 15,178
6.38%, 3/1/29(a) 61,000 62,215
6.63%, 3/1/32(a) 110,000 112,323
6.75%, 8/15/28 - 1/31/34(a) 223,000 226,011
1,123,812
Air Freight & Logistics (0.2%)
Stonepeak Nile Parent LLC
7.25%, 3/15/32(a) 48,000 50,064
Automobile Components (1.3%)
Clarios Global LP
6.75%, 2/15/30 - 9/15/32(a) 250,000 254,271
Cooper-Standard Automotive, Inc.
9.25%, 3/1/31(a) 75,000 70,537
JB Poindexter & Co., Inc.
8.75%, 12/15/31(a) 56,000 56,830
Patrick Industries, Inc.
6.38%, 11/1/32(a) 64,000 64,084
445,722
Building Products (5.3%)
AmeriTex HoldCo Intermediate LLC
7.63%, 8/15/33(a) 86,000 88,849
Builders FirstSource, Inc.
4.25%, 2/1/32(a) 163,000 150,262
5.00%, 3/1/30(a) 171,000 166,663
CP Atlas Buyer, Inc.
9.75%, 7/15/30(a)(b) 216,000 202,772
EMRLD Borrower LP
6.63%, 12/15/30(a) 154,000 156,820
JH North America Holdings, Inc.
5.88%, 1/31/31(a) 78,000 77,406
6.13%, 7/31/32(a) 76,000 75,819
Masterbrand, Inc.
7.00%, 7/15/32(a)(b) 132,000 129,078
Quikrete Holdings, Inc.
6.38%, 3/1/32(a) 140,000 142,066
6.75%, 3/1/33(a) 126,000 128,068
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a) 172,000 170,810
Standard Industries, Inc.
3.38%, 1/15/31(a) 75,000 67,275
Face
Amount Value
4.38%, 7/15/30(a) $ 238,000 $ 224,476
1,780,364
Capital Markets (1.0%)
CI Financial Corp.
4.10%, 6/15/51 50,000 33,195
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(a) 87,937 81,878
Focus Financial Partners LLC
6.75%, 9/15/31(a) 216,000 214,725
329,798
Chemicals (2.2%)
Avient Corp.
6.25%, 11/1/31(a) 60,000 60,470
7.13%, 8/1/30(a) 242,000 246,073
Celanese US Holdings LLC
7.20%, 11/15/33(b)(c) 198,000 211,401
7.38%, 2/15/34 25,000 25,635
Olympus Water US Holding Corp.
7.25%, 2/15/33(a) 200,000 190,997
734,576
Commercial Services & Supplies (2.4%)
Allied Universal Holdco LLC
6.88%, 6/15/30(a) 30,000 30,434
7.88%, 2/15/31(a) 65,000 67,072
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a) 76,000 66,037
Clean Harbors, Inc.
6.38%, 2/1/31(a) 65,000 66,058
GFL Environmental Holdings US, Inc.
5.50%, 2/1/34(a) 100,000 98,205
GFL Environmental, Inc.
4.75%, 6/15/29(a) 213,000 209,142
Reworld Holding Corp.
4.88%, 12/1/29(a) 115,000 107,917
Wrangler Holdco Corp.
6.63%, 4/1/32(a) 150,000 154,556
799,421
Construction & Engineering (0.4%)
Arcosa, Inc.
6.88%, 8/15/32(a) 92,000 94,338
Artera Services LLC
8.50%, 2/15/31(a) 60,000 51,428
145,766
Consumer Finance (0.7%)
Azorra Finance Ltd.
7.25%, 1/15/31(a)(b) 47,000 47,497
Phoenix Aviation Capital Ltd.
9.25%, 7/15/30(a)(b) 201,000 202,478
249,975
Consumer Staples Distribution & Retail (2.3%)
Albertsons Cos., Inc.
4.88%, 2/15/30(a) 237,000 232,134
5.63%, 3/31/32(a) 145,000 142,873

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (96.9%) (cont’d)
Performance Food Group, Inc.
4.25%, 8/1/29(a) $ 205,000 $ 197,083
6.13%, 9/15/32(a) 111,000 111,343
US Foods, Inc.
4.75%, 2/15/29(a) 103,000 101,705
785,138
Containers & Packaging (1.3%)
Clydesdale Acquisition Holdings, Inc.
6.75%, 4/15/32(a) 109,000 103,259
8.75%, 4/15/30(a)(b) 224,000 209,206
Toucan FinCo Ltd.
9.50%, 5/15/30(a)(b) 150,000 132,649
445,114
Distributors (1.2%)
RB Global Holdings, Inc.
6.75%, 3/15/28(a) 186,000 188,534
7.75%, 3/15/31(a) 66,000 68,445
Windsor Holdings III LLC
8.50%, 6/15/30(a) 156,000 161,791
418,770
Diversified Consumer Services (1.2%)
Belron UK Finance plc
5.75%, 10/15/29(a) 255,000 256,776
Wand NewCo 3, Inc.
7.63%, 1/30/32(a) 149,000 152,432
409,208
Diversified Telecommunication Services (4.2%)
APLD ComputeCo 2 LLC
6.75%, 3/15/31(a) 90,000 89,401
Black Pearl Compute LLC
6.13%, 2/15/31(a) 40,000 40,762
CCO Holdings LLC
4.25%, 2/1/31(a) 13,000 11,857
4.50%, 8/15/30(a) 130,000 121,563
4.75%, 3/1/30 - 2/1/32(a) 100,000 94,193
6.38%, 9/1/29(a) 143,000 143,531
Cipher Compute LLC
7.13%, 11/15/30(a)(b) 85,000 88,169
Level 3 Financing, Inc.
7.00%, 3/31/34(a) 18,333 18,779
Uniti Services LLC
7.50%, 10/15/33(a) 263,000 273,616
Virgin Media Secured Finance plc
4.50%, 8/15/30(a) 400,000 355,051
Windstream Services LLC
8.25%, 10/1/31(a) 8,000 8,367
WULF Compute LLC
7.75%, 10/15/30(a) 172,000 181,858
1,427,147
Electric Utilities (5.3%)
Alpha Generation LLC
6.75%, 10/15/32(a)(b) 115,000 116,767
NRG Energy, Inc.
3.63%, 2/15/31(a) 70,000 64,496
Face
Amount Value
3.88%, 2/15/32(a) $ 176,000 $ 162,052
5.75%, 1/15/34(a) 132,000 130,295
6.00%, 2/1/33 - 1/15/36(a) 85,000 84,747
6.25%, 11/1/34(a)(b) 100,000 100,879
10.25%, 3/15/28(a)(d)(e) 155,000 167,296
Pattern Energy Operations LP
4.50%, 8/15/28(a) 169,000 165,121
Vistra Operations Co. LLC
5.00%, 7/31/27(a) 136,000 135,584
6.88%, 4/15/32(a) 105,000 108,731
VoltaGrid LLC
7.38%, 11/1/30(a) 183,000 189,088
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/27(a) 115,000 113,912
7.75%, 4/15/34(a) 160,000 165,346
8.38%, 1/15/31(a)(b) 30,000 31,598
8.63%, 3/15/33(a) 30,000 31,713
1,767,625
Electronic Equipment, Instruments & Components (0.6%)
Insight Enterprises, Inc.
6.63%, 5/15/32(a) 116,000 112,059
Sensata Technologies, Inc.
3.75%, 2/15/31(a) 81,000 75,189
187,248
Energy Equipment & Services (1.2%)
Archrock Services LP
6.00%, 2/1/34(a) 30,000 29,724
Kodiak Gas Services LLC
6.50%, 10/1/33(a) 61,000 61,701
6.75%, 10/1/35(a) 15,000 15,250
Transocean International Ltd.
7.88%, 10/15/32(a) 84,000 89,812
8.75%, 2/15/30(a) 46,200 48,192
WBI Operating LLC
6.25%, 10/15/30(a) 80,000 80,531
6.50%, 10/15/33(a) 45,000 44,687
Weatherford International Ltd.
6.75%, 10/15/33(a) 30,000 30,673
400,570
Entertainment (0.2%)
Discovery Global Holdings, Inc.
4.05%, 3/15/29(b) 13,000 12,586
4.28%, 3/15/32 52,000 46,085
5.05%, 3/15/42 17,000 11,242
69,913
Financial Services (2.9%)
Block, Inc.
5.63%, 8/15/30(a) 188,000 187,067
6.00%, 8/15/33(a) 52,000 51,195
Rocket Cos., Inc.
6.13%, 8/1/30(a) 192,000 193,891
6.38%, 8/1/33(a) 70,000 70,839
Rocket Mortgage LLC
3.63%, 3/1/29(a) 170,000 161,087
Shift4 Payments LLC
6.75%, 8/15/32(a) 67,000 65,964

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (96.9%) (cont’d)
Stonebriar ABF Issuer LLC
8.13%, 12/15/30(a)(b) $ 99,000 $ 102,396
United Wholesale Mortgage LLC
5.50%, 4/15/29(a)(b) 30,000 28,108
UWM Holdings LLC
6.25%, 3/15/31(a) 91,000 82,949
6.63%, 2/1/30(a) 28,000 26,434
969,930
Food Products (1.6%)
Darling Ingredients, Inc.
6.00%, 6/15/30(a) 140,000 141,091
Pilgrim's Pride Corp.
3.50%, 3/1/32 214,000 194,465
Post Holdings, Inc.
6.25%, 2/15/32(a) 156,000 157,808
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/31(a) 34,000 33,728
527,092
Gas Utilities (1.1%)
Ferrellgas LP
5.88%, 4/1/29(a) 104,000 99,500
9.25%, 1/15/31(a) 25,000 26,064
Superior Plus LP
4.50%, 3/15/29(a) 257,000 245,860
371,424
Ground Transportation (1.8%)
Avis Budget Car Rental LLC
8.38%, 6/15/32(a)(b) 40,000 39,816
NESCO Holdings II, Inc.
5.50%, 4/15/29(a) 273,000 267,241
Synergy Infrastructure Holdings LLC
7.88%, 12/1/30(a) 170,000 173,710
Watco Cos. LLC
7.13%, 8/1/32(a) 135,000 138,779
619,546
Health Care Equipment & Supplies (1.8%)
Avantor Funding, Inc.
4.63%, 7/15/28(a) 239,000 233,410
Medline Borrower LP
5.25%, 10/1/29(a) 373,000 369,941
603,351
Health Care Providers & Services (5.4%)
Concentra Health Services, Inc.
6.88%, 7/15/32(a)(b) 152,000 157,337
Encompass Health Corp.
4.75%, 2/1/30 131,000 128,246
Global Medical Response, Inc.
7.38%, 10/1/32(a) 51,000 53,004
HealthEquity, Inc.
4.50%, 10/1/29(a) 245,000 237,341
Heartland Dental LLC
10.50%, 4/30/28(a) 42,000 43,208
LifePoint Health, Inc.
9.88%, 8/15/30(a) 171,000 181,048
Face
Amount Value
Molina Healthcare, Inc.
3.88%, 11/15/30(a) $ 129,000 $ 115,421
National Mentor Holdings, Inc.
10.50%, 12/15/30(a) 85,000 87,801
Option Care Health, Inc.
4.38%, 10/31/29(a) 188,000 181,315
Team Health Holdings, Inc.
9.00% Cash, 4.50% PIK,
13.50%, 6/30/28(a)(f) 163,344 166,131
TEAM Services Holding, Inc.
9.00%, 2/15/33(a) 50,000 49,065
Tenet Healthcare Corp.
4.38%, 1/15/30 15,000 14,537
5.13%, 11/1/27 77,000 76,972
5.50%, 11/15/32(a) 85,000 84,275
6.00%, 11/15/33(a)(b) 58,000 58,733
6.13%, 10/1/28 84,000 84,243
US Acute Care Solutions LLC
9.75%, 5/15/29(a) 86,000 83,188
1,801,865
Health Care Technology (0.6%)
IQVIA, Inc.
6.25%, 6/1/32(a) 201,000 204,365
Hotels, Restaurants & Leisure (6.9%)
1011778 BC ULC
3.88%, 1/15/28(a) 189,000 184,851
4.00%, 10/15/30(a) 294,000 276,493
Acushnet Co.
5.63%, 12/1/33(a) 116,000 115,392
Caesars Entertainment, Inc.
4.63%, 10/15/29(a) 109,000 104,894
6.00%, 10/15/32(a) 63,000 58,037
6.50%, 2/15/32(a) 40,000 39,566
7.00%, 2/15/30(a) 112,000 113,438
Carnival Corp.
5.75%, 8/1/32(a) 156,000 156,144
Churchill Downs, Inc.
5.75%, 4/1/30(a) 247,000 244,396
Mohegan Tribal Gaming Authority
8.25%, 4/15/30(a) 177,000 181,321
NCL Corp. Ltd.
6.75%, 2/1/32(a) 80,000 79,452
7.75%, 2/15/29(a) 162,000 168,759
NCL Finance Ltd.
6.13%, 3/15/28(a) 115,000 116,045
Rivers Enterprise Borrower LLC
6.25%, 10/15/30(a) 40,000 39,922
TKC Holdings, Inc.
8.50%, 8/15/30(a) 105,000 105,950
Voyager Parent LLC
9.25%, 7/1/32(a) 185,000 192,185
Yum! Brands, Inc.
3.63%, 3/15/31 172,000 158,990
2,335,835
Household Durables (1.4%)
Somnigroup International, Inc.
3.88%, 10/15/31(a) 120,000 109,201

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (96.9%) (cont’d)
Taylor Morrison Communities, Inc.
5.75%, 11/15/32(a) $ 84,000 $ 84,174
TopBuild Corp.
4.13%, 2/15/32(a) 307,000 283,329
476,704
Independent Power and Renewable Electricity Producers
(0.1%)
Clearway Energy Operating LLC
3.75%, 2/15/31(a) 27,000 25,015
Insurance (4.4%)
Alliant Holdings Intermediate LLC
6.50%, 10/1/31(a) 67,000 65,874
7.00%, 1/15/31(a) 162,000 163,462
AmWINS Group, Inc.
6.38%, 2/15/29(a) 100,000 100,642
Asurion LLC
8.00%, 12/31/32(a) 170,000 176,509
8.38%, 2/1/34(a) 45,000 43,721
HUB International Ltd.
7.25%, 6/15/30(a) 179,000 183,471
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(a)(b) 206,000 209,559
Panther Escrow Issuer LLC
7.13%, 6/1/31(a) 325,000 326,256
Ryan Specialty LLC
5.88%, 8/1/32(a) 213,000 210,693
1,480,187
Interactive Media & Services (0.2%)
Snap, Inc.
6.88%, 3/1/33(a) 54,000 51,035
Life Sciences Tools & Services (0.3%)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a) 90,000 85,390
Machinery (1.9%)
Calderys Financing LLC
11.25%, 6/1/28(a) 101,000 104,544
Chart Industries, Inc.
9.50%, 1/1/31(a) 117,000 122,988
Esab Corp.
6.25%, 4/15/29(a) 154,000 156,487
New Flyer Holdings, Inc.
9.25%, 7/1/30(a) 79,000 84,503
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a) 175,000 170,246
638,768
Media (3.5%)
Charter Communications Operating LLC
3.70%, 4/1/51 75,000 46,463
3.90%, 6/1/52 55,000 35,047
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/31(a) 25,000 26,208
7.50%, 3/15/33(a) 10,000 10,597
7.88%, 4/1/30(a) 125,000 130,901
Face
Amount Value
Discovery Communications LLC
3.63%, 5/15/30 $ 26,000 $ 24,205
4.13%, 5/15/29(b) 16,000 15,463
DISH Network Corp.
11.75%, 11/15/27(a) 74,000 76,278
EchoStar Corp.
10.75%, 11/30/29 69,000 74,580
McGraw-Hill Education, Inc.
7.38%, 9/1/31(a) 30,000 30,645
Neptune Bidco US, Inc.
9.29%, 4/15/29(a) 35,000 35,126
Nexstar Media, Inc.
6.50%, 9/15/33(a) 100,000 100,823
7.25%, 4/15/34(a) 90,000 90,363
Outfront Media Capital LLC
4.63%, 3/15/30(a) 144,000 139,021
Sinclair Television Group, Inc.
8.13%, 2/15/33(a) 72,000 73,260
Stagwell Global LLC
5.63%, 8/15/29(a) 63,000 60,033
Univision Communications, Inc.
8.50%, 7/31/31(a) 30,000 30,170
9.38%, 8/1/32(a) 39,000 40,223
Versant Media Group, Inc.
7.25%, 1/30/31(a) 138,000 141,343
1,180,749
Metals & Mining (3.2%)
Arsenal AIC Parent LLC
11.50%, 10/1/31(a) 75,000 81,131
Big River Steel LLC
6.63%, 1/31/29(a) 55,000 54,918
Cleveland-Cliffs, Inc.
7.38%, 5/1/33(a) 101,000 98,888
7.50%, 9/15/31(a)(b) 165,000 164,733
7.63%, 1/15/34(a) 55,000 53,786
Commercial Metals Co.
5.75%, 11/15/33(a) 25,000 24,761
6.00%, 12/15/35(a) 63,000 62,173
Compass Minerals International, Inc.
8.00%, 7/1/30(a)(b) 176,000 182,259
Eldorado Gold Corp.
6.25%, 9/1/29(a) 186,000 185,126
Hudbay Minerals, Inc.
4.50%, 4/1/26(a)(b) 69,000 69,000
6.13%, 4/1/29(a) 110,000 110,021
1,086,796
Oil, Gas & Consumable Fuels (6.4%)
Aethon United BR LP
7.50%, 10/1/29(a) 60,000 62,613
Crescent Energy Finance LLC
7.88%, 4/15/32(a) 2,000 2,045
9.75%, 10/15/30(a) 31,000 33,343
DBR Land Holdings LLC
6.25%, 12/1/30(a) 70,000 70,918
Kinetik Holdings LP
5.88%, 6/15/30(a) 113,000 113,482

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (96.9%) (cont’d)
Matador Resources Co.
6.00%, 4/15/34(a) $ 40,000 $ 39,771
6.50%, 4/15/32(a) 67,000 67,779
NGL Energy Operating LLC
8.13%, 2/15/29(a) 21,000 21,647
8.38%, 2/15/32(a)(b) 133,000 137,159
Permian Resources Operating LLC
5.88%, 7/1/29(a) 145,000 145,251
6.25%, 2/1/33(a) 40,000 40,773
Plains All American Pipeline LP
8.02%, 11/15/74(d)(e) 91,000 90,834
SM Energy Co.
6.63%, 4/15/34(a) 30,000 29,939
7.00%, 8/1/32(a) 45,000 45,983
8.63%, 11/1/30(a) 77,000 81,288
Sunoco LP
4.50%, 4/30/30 161,000 155,304
4.63%, 5/1/30(a) 150,000 144,456
5.88%, 3/15/34(a) 70,000 69,276
7.25%, 5/1/32(a) 95,000 98,352
7.88%, 9/18/30(a)(d)(e) 245,000 250,338
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 101,000 96,788
5.00%, 1/31/28(a) 89,000 88,065
Venture Global LNG, Inc.
8.38%, 6/1/31(a) 101,000 105,090
9.00%, 9/30/29(a)(d)(e) 57,000 56,820
9.50%, 2/1/29(a) 63,000 68,153
9.88%, 2/1/32(a) 32,000 34,383
2,149,850
Passenger Airlines (0.4%)
United Airlines Holdings, Inc.
5.38%, 3/1/31 30,000 29,417
VistaJet Malta Finance plc
6.38%, 2/1/30(a) 112,000 96,848
9.50%, 6/1/28(a) 17,000 16,622
142,887
Personal Care Products (1.2%)
BellRing Brands, Inc.
7.00%, 3/15/30(a) 116,000 116,115
Edgewell Personal Care Co.
4.13%, 4/1/29(a) 200,000 189,068
Prestige Brands, Inc.
3.75%, 4/1/31(a) 125,000 114,659
419,842
Pharmaceuticals (2.3%)
1261229 BC Ltd.
10.00%, 4/15/32(a) 300,000 307,407
Amneal Pharmaceuticals LLC
6.88%, 8/1/32(a) 188,000 193,771
Endo Finance Holdings LP
8.50%, 4/15/31(a)(b) 99,000 103,737
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/1/46 223,000 165,577
770,492
Face
Amount Value
Professional Services (0.5%)
Amentum Holdings, Inc.
7.25%, 8/1/32(a) $ 86,000 $ 89,076
CACI International, Inc.
6.38%, 6/15/33(a) 52,000 52,968
Science Applications International Corp.
5.88%, 11/1/33(a) 40,000 39,077
181,121
Real Estate Management & Development (0.4%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(a) 137,000 137,291
Semiconductors & Semiconductor Equipment (0.4%)
ON Semiconductor Corp.
3.88%, 9/1/28(a) 141,000 136,139
Software (2.5%)
Cloud Software Group, Inc.
6.50%, 3/31/29(a) 129,000 125,976
9.00%, 9/30/29(a) 166,000 160,294
Fair Isaac Corp.
4.00%, 6/15/28(a) 85,000 82,550
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/33(a) 214,000 221,863
8.75%, 7/1/34(a) 161,000 168,655
SS&C Technologies, Inc.
5.50%, 9/30/27(a) 67,000 67,095
826,433
Specialty Retail (6.4%)
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a) 149,000 144,136
5.00%, 2/15/32(a) 14,000 13,271
Bath & Body Works, Inc.
6.75%, 7/1/36(b) 40,000 38,403
6.88%, 11/1/35(b) 93,000 91,589
Cougar JV Subsidiary LLC
8.00%, 5/15/32(a) 69,000 71,396
Group 1 Automotive, Inc.
4.00%, 8/15/28(a) 248,000 240,144
6.38%, 1/15/30(a) 89,000 89,656
LBM Acquisition LLC
9.50%, 6/15/31(a) 153,000 133,370
LCM Investments Holdings II LLC
4.88%, 5/1/29(a) 236,000 229,796
Lithia Motors, Inc.
3.88%, 6/1/29(a) 301,000 286,070
4.38%, 1/15/31(a) 92,000 86,526
Michaels Cos., Inc. (The)
8.50%, 3/15/33(a) 140,000 136,437
Park River Holdings, Inc.
8.00%, 3/15/31(a) 115,000 114,556
Sonic Automotive, Inc.
4.63%, 11/15/29(a) 184,000 178,482
4.88%, 11/15/31(a) 134,000 127,306
Specialty Building Products Holdings LLC
7.75%, 10/15/29(a) 68,000 59,101

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (96.9%) (cont’d)
Valvoline, Inc.
3.63%, 6/15/31(a) $ 112,000 $ 101,301
2,141,540
Technology Hardware, Storage & Peripherals (1.1%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(a) 169,000 176,155
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29(a) 84,000 88,271
9.63%, 12/1/32(a) 80,000 88,983
353,409
Textiles, Apparel & Luxury Goods (1.6%)
Beach Acquisition Bidco LLC
10.75% PIK,
10.00%, 7/15/33(a)(f) 476,214 496,714
Champ Acquisition Corp.
8.38%, 12/1/31(a) 53,000 55,683
552,397
Trading Companies & Distributors (2.0%)
Herc Holdings, Inc.
5.75%, 3/15/31(a) 51,000 50,274
6.00%, 3/15/34(a)(b) 15,000 14,517
7.00%, 6/15/30(a) 95,000 97,478
7.25%, 6/15/33(a) 35,000 35,896
Imola Merger Corp.
4.75%, 5/15/29(a) 184,000 178,958
WESCO Distribution, Inc.
5.25%, 4/15/31(a) 25,000 24,913
6.38%, 3/15/29 - 3/15/33(a) 129,000 131,516
6.63%, 3/15/32(a) 33,000 33,818
7.25%, 6/15/28(a) 108,000 108,664
676,034
Transportation Infrastructure (0.3%)
Seaspan Corp.
5.50%, 8/1/29(a) 107,000 100,356
Total Fixed Income Securities
(Cost $32,322,530)
32,616,074
–
Shares
Short-Term Investments ( 8 .1% )
Investment Company ( 2 .8% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.57% (See Note G)
(Cost $954,258)
954,258 954,258
Shares Value
Security held as Collateral on Loaned Securities ( 5 .3% )
Investment Company (5.3%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.57% (See Note G)
(Cost $1,771,220)
1,771,220 $ 1,771,220
Total Short-Term Investments
(Cost $2,725,478)
2,725,478
Total Investments ( 105 .0% )
( Cost $ 35,048,008 ) including
$ 2,308,872 of Securities Loaned (g) 35,341,552
Liabilities in Excess of Other Assets (-5.0%)
(1,681,903)
Net Assets (100.0%) $33,659,649
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) All or a portion of this security was on loan at March 31, 2026.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.
(d) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2026.
(e) Floating or variable rate securities: The rates disclosed are as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(f) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(g) At March 31, 2026, the aggregate cost for federal income tax purposes is $35,048,008. The aggregate gross unrealized
appreciation is $585,395 and the aggregate gross unrealized
depreciation is $291,851, resulting in net unrealized appreciation of
$293,544.
PIK Payment-in-Kind

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Consumer Discretionary 20 .2%
Industrials 18 .6
Health Care 10 .3
Financials 9 .0
Communication Services 8 .1
Other** 7 .8
Energy 7 .6
Materials 6 .8
Utilities 6 .4
Consumer Staples 5 .2
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31, 2026.
** Sectors representing less than 5% of total investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (0.2%)
Banks (0.0%)(a)
Military Commercial Joint Stock
Bank 155,400 $ 156,034
Asia Commercial Bank JSC 66,600 59,540
Bank for Foreign Trade of Vietnam
JSC 36,700 80,944
Saigon Thuong Tin Commercial JSB 60,600 143,089
Vietnam Joint Stock Commercial
Bank for Industry and Trade 57,800 75,918
Bank for Investment and
Development of Vietnam JSC 86,200 128,928
Vietnam Prosperity JSC Bank 83,100 84,228
728,681
Capital Markets (0.0%)(a)
Techcom Securities JSC 61,000 118,561
SSI Securities Corp. 198,400 202,975
321,536
Chemicals (0.0%)(a)
Duc Giang Chemicals JSC 10,200 19,438
Construction & Engineering (0.0%)(a)
IDICO Corp. JSC 19,100 35,746
Coteccons Construction JSC 34,300 111,198
146,944
Food Products (0.0%)(a)
Masan Group Corp. 31,100 89,135
Vietnam Dairy Products JSC 63,300 145,379
Vinh Hoan Corp. 45,000 100,788
335,302
Gas Utilities (0.0%)(a)
PetroVietnam Gas JSC 28,400 84,416
IT Services (0.0%)(a)
FPT Corp. 96,900 274,781
Metals & Mining (0.0%)(a)
Hoa Phat Group JSC 104,800 107,018
Real Estate Management & Development (0.1%)
Vingroup JSC 59,800 306,463
Kinh Bac City Development Holding
Corp. 102,700 124,367
Nam Long Investment Corp. 99,500 109,538
Phat Dat Real Estate Development
Corp. 62,800 38,978
Khang Dien House Trading and
Investment JSC 91,900 90,705
670,051
Specialty Retail (0.1%)
Mobile World Investment Corp. 114,400 355,240
Transportation Infrastructure (0.0%)(a)
Gemadept Corp. 30,800 92,952
Total Common Stocks
(Cost $3,354,828) 3,136,359
–
Face
Amount Value
Fixed Income Securities (104.8%)
Asset-Backed Securities ( 7 .2% )
Barings CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.60%,
8.27%, 7/15/37(b)(c) $ 1,110,000 $ 1,083,181
2025-1A
CME Term SOFR 3 Month + 3.65%,
7.32%, 4/20/38(b)(c) 740,000 709,271
2025-1A
CME Term SOFR 3 Month + 4.60%,
8.27%, 4/20/38(b)(c) 1,110,000 1,085,832
Battalion CLO XXV Ltd.,
2024-25A
CME Term SOFR 3 Month + 4.35%,
8.02%, 3/13/37(b)(c) 1,110,000 1,111,941
Bayview Financial Revolving Asset
Trust,
2005-A
CME Term SOFR 1 Month + 1.11%,
4.79%, 2/28/40(b)(c) 748,423 724,766
Benefit Street Partners CLO XV Ltd.,
2018-15A
CME Term SOFR 3 Month + 4.50%,
8.17%, 7/15/37(b)(c) 740,000 728,826
Birch Grove CLO 14 Ltd.,
2025-14A
CME Term SOFR 3 Month + 3.50%,
7.17%, 7/22/37(b)(c) 1,000,000 1,001,285
Bryant Park Funding Ltd.,
2023-19A
CME Term SOFR 3 Month + 2.80%,
6.47%, 4/15/38(b)(c) 1,110,000 1,057,618
2024-22A
CME Term SOFR 3 Month + 4.30%,
7.97%, 4/15/37(b)(c) 1,110,000 1,111,916
Cascade Funding Mortgage Trust,
2022-AB2
2.00%, 2/25/52(b)(c) 1,404 1,357
CFMT LLC,
2024-HB13
3.00%, 5/25/34(b)(c) 1,160,000 1,115,051
ECAF I Ltd.,
2015-1A
4.95%, 6/15/40(c) 496,350 462,089
Elmwood CLO 32 Ltd.,
2024-8A
CME Term SOFR 3 Month + 2.85%,
6.52%, 10/18/37(b)(c) 1,110,000 1,093,863
Elmwood CLO 40 Ltd.,
2025-3A
CME Term SOFR 3 Month + 5.25%,
8.92%, 3/22/38(b)(c) 1,110,000 1,098,858
Elmwood CLO VIII Ltd.,
2021-1A
CME Term SOFR 3 Month + 3.80%,
7.47%, 4/20/37(b)(c) 740,000 741,106

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (7.2%) (cont’d)
Empower CLO Ltd.,
2024-1A
CME Term SOFR 3 Month + 3.75%,
7.42%, 4/25/37(b)(c) $ 1,110,000 $ 1,101,433
FMC GMSR Issuer Trust,
2022-GT1
7.17%, 4/25/27(c) 2,960,000 2,973,577
GAIA Aviation Ltd.,
2019-1
7.00%, 12/15/44(c)(d) 2,195,475 2,131,201
Galaxy 33 CLO Ltd.,
2024-33A
CME Term SOFR 3 Month + 3.55%,
7.22%, 4/20/37(b)(c) 740,000 734,138
Golub Capital Partners CLO 72 B
Ltd.,
2024-72A
CME Term SOFR 3 Month + 4.00%,
7.67%, 4/25/37(b)(c) 1,110,000 1,105,553
Harvest SBA Loan Trust,
2023-1
SOFR30A + 3.25%,
7.04%, 10/25/50(b)(c) 810,316 838,317
2024-1
SOFR30A + 2.25%,
6.00%, 12/25/51(b)(c) 1,848,426 1,869,517
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 3.25%,
6.92%, 10/15/37(b)(c) 1,110,000 1,096,879
LoanMe Trust Prime,
2018-1
6.00%, 9/15/34(c)(d) 93,412 93,276
Madison Park Funding LV Ltd.,
2022-55A
CME Term SOFR 3 Month + 3.15%,
6.82%, 7/18/37(b)(c) 1,110,000 1,054,409
Magnetite XXII Ltd.,
2019-22A
CME Term SOFR 3 Month + 4.15%,
7.82%, 7/15/36(b)(c) 740,000 732,360
2019-22A
CME Term SOFR 3 Month + 2.90%,
6.57%, 7/15/36(b)(c) 740,000 739,260
METAL LLC,
2017-1
4.58%, 10/15/42(c) 567,695 397,369
MidOcean Credit CLO XXII,
2026-22A
CME Term SOFR 3 Month + 4.90%,
8.57%, 4/20/39(b)(c) 1,000,000 992,146
Newtek Small Business Loan Trust,
2021-1
US Prime Rate + 0.10%,
6.85%, 12/25/48(b)(c) 238,243 238,184
Face
Amount Value
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(c)(d) $ 1,871,424 $ 1,881,808
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.70%,
8.37%, 7/20/37(b)(c) 920,000 921,447
Oakwood Mortgage Investors, Inc.,
2001-C
7.40%, 6/15/31(b) 2,828,359 169,505
OCP CLO Ltd.,
2022-24A
CME Term SOFR 3 Month + 4.40%,
8.07%, 10/20/37(b)(c) 740,000 740,832
2024-32A
CME Term SOFR 3 Month + 3.75%,
7.42%, 4/23/37(b)(c) 1,110,000 1,111,868
Palmer Square CLO Ltd.,
2018-1A
CME Term SOFR 3 Month + 3.90%,
7.57%, 4/18/37(b)(c) 1,110,000 1,087,072
2023-2A
CME Term SOFR 3 Month + 6.40%,
10.07%, 7/20/38(b)(c) 740,000 716,441
ReadyCap Lending Small Business
Loan Trust,
2023-3
US Prime Rate + 0.07%,
6.82%, 4/25/48(b)(c) 1,026,162 1,042,466
RMF Buyout Issuance Trust,
2021-HB1
3.69%, 11/25/31(b)(c) 890,000 851,646
2021-HB1
6.00%, 11/25/31(b)(c) 2,000,000 1,895,308
2021-HB1
6.00%, 11/25/31(b)(c) 2,593,040 2,319,810
2022-HB1
4.50%, 4/25/32(b)(c) 2,960,000 2,566,431
Saluda Grade Alternative Mortgage
Trust,
2025-NPL1
7.12%, 1/25/30(c)(d) 1,964,423 1,976,696
Shenton Aircraft Investment I Ltd.,
2015-1A
4.75%, 10/15/42(c) 1,081,219 1,081,219
STAR Trust,
2026-SFR7
CME Term SOFR 1 Month + 2.00%,
0.00%, 5/17/43(b)(c) 3,750,000 3,766,940
2026-SFR7
CME Term SOFR 1 Month + 2.30%,
0.00%, 5/17/43(b)(c) 2,335,000 2,350,724
Start II Ltd.,
2019-1
4.09%, 3/15/44(c) 357,689 357,960
STRU SNEX-4200,
0.00%, 12/1/55(b) 4,000,000 4,137,516

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (7.2%) (cont’d)
TICP CLO VI Ltd.,
2016-6A
CME Term SOFR 3 Month + 6.51%,
10.18%, 1/15/34(b)(c) $ 740,000 $ 704,553
Trinitas CLO VI Ltd.,
2017-6A
CME Term SOFR 3 Month + 4.01%,
7.68%, 1/25/34(b)(c) 740,000 711,135
2017-6A
CME Term SOFR 3 Month + 7.08%,
10.75%, 1/25/34(b)(c) 740,000 582,553
VB-S1 Issuer LLC,
2026-1A
6.84%, 3/15/56(c) 1,496,000 1,505,144
61,703,653
Collateralized Mortgage Obligations — Agency Collateral
Series  ( 28 .2% )
FHLMC Gold Pool, 30 Year
6.50%, 10/1/32 449 469
GNMA I, Single Family, 30 Year
8.00%, 1/15/30 - 5/15/30 997 1,024
GNMA II, Other
6.50%, 1/20/66 - 2/20/66 12,564,430 13,080,086
GNMA II, Single Family, 30 Year
5.00%, 4/15/56 - 5/15/56 81,200,000 80,270,888
5.50%, 4/15/56 - 6/15/56 27,000,000 27,085,133
6.00%, 8/20/53 - 4/15/56 10,596,438 10,835,997
UMBS, 30 Year
5.00%, 1/1/56 9,869,580 9,737,299
5.50%, 7/1/55 2,757,974 2,771,771
6.50%, 5/1/28 - 1/1/32 7,017 7,268
7.00%, 11/1/32 1,436 1,509
UMBS, Single Family, 30 Year
5.00%, 4/25/56, TBA 38,500,000 37,954,084
5.50%, 4/25/56, TBA 60,700,000 60,963,192
242,708,720
Commercial Mortgage-Backed Securities ( 28 .7% )
BAHA Trust
8.31%, 12/10/41(b)(c) 4,500,000 4,704,810
Banna RMBS DAC
SONIA + 3.50%,
7.23%, 12/30/63(b) GBP 590,000 746,778
Bayview Commercial Asset Trust
CME Term SOFR 1 Month + 2.36%,
6.04%, 12/25/37(b)(c) $ 1,554,263 1,403,294
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.60%,
7.27%, 11/15/42(b)(c) 2,570,000 2,572,372
BX Trust
CME Term SOFR 1 Month + 3.05%,
6.72%, 12/15/42(b)(c) 750,000 749,470
Cascade Funding Mortgage Trust
3.00%, 3/25/35(b)(c) 2,220,000 2,097,059
CFMT LLC
3.00%, 6/25/34(b)(c) 2,960,000 2,760,994
Face
Amount Value
Champs Trust
7.90%, 4/25/60(b)(c) $ 1,955,927 $ 2,015,888
8.89%, 7/25/59(b)(c) 1,968,916 2,010,521
8.89%, 11/25/59(b)(c) 1,581,225 1,624,282
Citigroup Commercial Mortgage
Trust
3.50%, 12/10/41(b)(c) 670,000 586,748
CRSNT Trust
CME Term SOFR 1 Month + 2.40%,
6.07%, 2/15/31(b)(c) 250,000 250,314
CME Term SOFR 1 Month + 3.50%,
7.17%, 2/15/31(b)(c) 1,000,000 1,002,839
Eurohome Italy Mortgages Srl
EURIBOR 3 Month + 0.60%,
2.63%, 11/2/54(b) EUR 1,238,370 1,373,441
Eurohome Mortgages plc
EURIBOR 3 Month + 0.21%,
2.23%, 8/2/50(b) 345,187 379,930
Extended Stay America Trust
CME Term SOFR 1 Month + 2.90%,
6.57%, 2/15/43(b)(c) $ 3,665,513 3,684,094
CME Term SOFR 1 Month + 3.75%,
7.42%, 2/15/43(b)(c) 1,832,756 1,839,438
CME Term SOFR 1 Month + 4.10%,
7.77%, 10/15/42(b)(c) 2,500,000 2,512,390
FHLMC, Multifamily Structured
Pass-Through Certificates
IO REMIC
2.63%, 1/25/49(b) 5,170,000 559,738
3.07%, 11/25/36(b) 4,750,000 1,066,577
4.33%, 11/25/55(b) 7,335,941 1,665,266
FHLMC, REMIC
5.50%, 6/25/54 2,122,499 2,078,205
6.00%, 12/25/54 9,156,890 9,112,883
6.00%, 2/25/55 8,000,000 7,992,287
6.00%, 6/25/55 2,035,749 2,020,896
6.00%, 6/25/55 6,148,296 6,113,811
6.00%, 3/25/56 7,237,791 7,192,524
SOFR30A + 21.06%,
8.16%, 8/25/55(b)(e) 3,287,278 3,390,872
SOFR30A + 22.55%,
9.09%, 4/25/56(b)(e) 2,000,000 2,147,985
SOFR30A + 30.53%,
10.38%, 12/25/55(b)(e) 2,886,417 3,088,407
FNMA, REMIC
5.50%, 3/25/55 2,122,499 2,083,721
6.00%, 12/25/54 2,094,824 2,085,077
6.00%, 8/25/55 4,279,159 4,264,469
6.00%, 9/25/55 4,084,168 4,069,842
SOFR30A + 13.70%,
6.36%, 1/25/55(b)(e) 2,000,000 2,001,925
IO REMIC
1.96%, 3/25/44(b) 150,460 8,819
2.32%, 10/25/39(b) 280,290 15,003
SOFR30A + 6.44%,
2.77%, 8/25/41(b)(e) 5,489 30
FS Trust
CME Term SOFR 1 Month + 2.40%,
6.07%, 2/15/41(b)(c) 1,000,000 1,000,678

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (28.7%) (cont’d)
CME Term SOFR 1 Month + 3.25%,
6.92%, 2/15/41(b)(c) $ 2,500,000 $ 2,504,190
GMAC Financiera SA de CV
Sociedad Financiera de Objeto Ltdo
18.02%, 3/25/36 MXN 10,373,805 949,706
GNMA
6.00%, 10/20/55 $ 4,064,114 4,044,100
SOFR30A + 3.30%,
6.97%, 4/20/55(b) 1,806,696 1,840,218
SOFR30A + 26.40%,
7.60%, 10/20/55(b)(e) 990,667 1,018,589
SOFR30A + 25.60%,
8.40%, 6/20/55(b)(e) 3,768,545 3,907,832
SOFR30A + 21.30%,
8.40%, 6/20/55(b)(e) 2,319,558 2,420,895
SOFR30A + 21.30%,
8.40%, 6/20/55(b)(e) 7,731,862 8,095,061
SOFR30A + 21.30%,
8.40%, 7/20/55(b)(e) 3,946,847 4,117,026
SOFR30A + 21.30%,
8.40%, 7/20/55(b)(e) 3,934,161 3,918,948
SOFR30A + 22.73%,
9.27%, 10/20/52(b)(e) 1,986,280 2,057,293
SOFR30A + 22.73%,
9.27%, 3/20/56(b)(e) 6,000,000 6,376,345
SOFR30A + 22.92%,
9.39%, 3/20/56(b)(e) 6,000,000 6,433,844
SOFR30A + 22.92%,
9.45%, 3/20/56(b)(e) 5,000,000 5,358,612
SOFR30A + 22.92%,
9.47%, 2/20/56(b)(e) 6,000,000 6,446,968
SOFR30A + 22.92%,
9.47%, 3/20/56(b)(e) 3,000,000 3,224,939
SOFR30A + 22.92%,
9.48%, 3/20/56(b)(e) 9,000,000 9,354,834
SOFR30A + 22.99%,
9.52%, 2/20/56(b)(e) 5,984,957 6,342,901
SOFR30A + 22.99%,
9.52%, 2/20/56(b)(e) 3,989,971 4,228,601
SOFR30A + 29.98%,
9.77%, 11/20/55(b)(e) 5,946,278 6,455,573
SOFR30A + 30.25%,
10.05%, 1/20/56(b)(e) 3,977,482 4,391,877
SOFR30A + 30.25%,
10.05%, 2/20/56(b)(e) 2,991,080 3,236,149
IO REMIC
CME Term SOFR 1 Month + 6.14%,
2.46%, 12/20/42(b)(e) 435,344 44,663
Great Hall Mortgages No. 1 plc
SONIA + 3.12%,
6.85%, 6/18/38(b) GBP 1,030,000 1,338,853
GSR Mortgage Loan Trust
5.50%, 3/25/35 $ 541,615 481,144
GWT
CME Term SOFR 1 Month + 3.64%,
7.31%, 5/15/41(b)(c) 5,000,000 4,993,730
Face
Amount Value
Harvest Commercial Capital Loan
Trust
5.96%, 4/25/52(b)(c) $ 1,850,000 $ 1,707,897
6.34%, 9/25/46(b)(c) 1,110,000 1,072,181
JPMBB Commercial Mortgage
Securities Trust
4.04%, 9/15/47(b)(c) 136,000 124,751
LBTY Commercial Mortgage Trust
6.58%, 2/10/43(b)(c) 4,180,000 4,052,206
Merrill Lynch Mortgage Investors
Trust
IO
0.81%, 2/25/36(b)(c) 930,440 9
Mortgage Funding plc
SONIA + 3.32%,
7.05%, 3/13/46(b) GBP 1,480,000 1,964,177
Mortgage Subordinate Trust
0.00%, 11/29/28(b) $ 1,810,000 1,600,251
Newgate Funding plc
SONIA + 3.12%,
6.85%, 12/15/50(b) GBP 382,251 490,882
Onity Loan Investment Trust
5.00%, 8/25/37(b)(c) $ 1,100,000 1,053,573
PNW Trust
CME Term SOFR 1 Month + 2.21%,
0.00%, 4/15/29(b)(c) 4,475,000 4,471,995
PRPM LLC
4.00%, 5/25/54(c)(d) 1,145,000 1,078,322
RiverView HECM Pass-Through
Certificates
CME Term SOFR 1 Month + 0.38%,
4.06%, 5/25/47(b) 511,604 457,575
RMF Buyout Issuance Trust
3.63%, 10/25/50(b)(c) 2,590,000 2,248,022
6.00%, 10/25/50(c) 9,690,004 7,682,319
RMF Proprietary Issuance Trust
3.75%, 6/25/62(b)(c) 2,220,000 2,012,723
ROCK Trust
8.82%, 11/13/41(c) 7,500,000 7,824,180
Saluda Grade Alternative Mortgage
Trust
7.50%, 5/25/50(b)(c) 1,850,000 1,871,360
SG Commercial Mortgage Securities
Trust
3.48%, 9/15/39(b)(c) 2,220,000 1,893,639
Sutherland Commercial Mortgage
Trust
2.23%, 12/25/41(b)(c) 499,539 440,269
TDA 27 FTA
EURIBOR 3 Month + 0.19%,
2.32%, 12/28/50(b) EUR 1,057,625 1,134,056
VCC Trust
6.49%, 1/27/31(c)(d) $ 1,833,414 1,830,602
8.16%, 5/25/55(c)(d) 1,400,840 1,395,430
Velocity Commercial Capital Loan
Trust
6.26%, 2/25/56(b)(c) 994,895 981,787

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (28.7%) (cont’d)
Wells Fargo Commercial Mortgage
Trust
5.14%, 3/10/41(b)(c) $ 1,000,000 $ 991,462
6.59%, 3/10/41(b)(c) 650,000 644,881
246,881,117
Convertible Bonds ( 0 .2% )
Alibaba Group Holding Ltd.,
0.50%, 6/1/31 300,000 416,625
Cellnex Telecom SA,
2.13%, 8/11/30 EUR 400,000 485,934
Delivery Hero SE,
3.25%, 2/21/30 800,000 863,005
1,765,564
Corporate Bonds ( 31 .1% )
Aerospace & Defense (0.0%)(a)
Moog, Inc.
5.50%, 10/15/34(c) $ 185,000 186,044
Automobile Components (0.9%)
Clarios Global LP
6.75%, 9/15/32(c) 1,198,000 1,208,339
IHO Verwaltungs GmbH
6.75%, 11/15/29(f) EUR 1,847,700 2,220,210
JB Poindexter & Co., Inc.
8.75%, 12/15/31(c) $ 1,820,000 1,846,972
Patrick Industries, Inc.
6.38%, 11/1/32(c) 2,161,000 2,163,833
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29(c) 586,000 237,561
7,676,915
Banks (1.6%)
Akbank TAS
7.50%, 1/20/30 400,000 407,792
Banco Bradesco SA
6.50%, 1/22/30 908,000 939,145
Banco de Bogota SA
4.38%, 8/3/27(c) 500,000 498,317
Banco do Brasil SA
6.25%, 4/18/30 1,050,000 1,069,879
Banco Mercantil del Norte SA
8.38%, 5/20/31(b)(c)(g) 747,000 768,476
Bangkok Bank PCL
3.73%, 9/25/34(b) 840,000 793,200
Banistmo SA
4.25%, 7/31/27 1,150,000 1,132,158
BBVA Mexico SA Institucion de Banca Multiple Grupo
Financiero
8.45%, 6/29/38(b) 950,000 1,022,153
Fidelity Bank plc
7.63%, 10/28/26 1,000,000 999,907
Grupo Aval Ltd.
4.38%, 2/4/30 900,000 841,930
Itau Unibanco Holding SA
6.00%, 2/27/30 1,125,000 1,155,043
Riyad Sukuk Ltd.
6.21%, 7/14/35(b) 955,000 949,541
Face
Amount Value
Saudi Awwal Bank
5.95%, 9/4/35(b) $ 960,000 $ 940,240
Turkiye Is Bankasi A/S
7.75%, 6/12/29 1,220,000 1,251,586
United Bank for Africa plc
6.75%, 11/19/26 964,000 962,506
Yapi ve Kredi Bankasi A/S
7.25%, 3/3/30 400,000 402,137
14,134,010
Beverages (0.2%)
Central American Bottling Corp.
5.25%, 4/27/29 900,000 876,442
Coca-Cola Icecek A/S
4.50%, 1/20/29 1,250,000 1,199,182
2,075,624
Biotechnology (0.2%)
Grifols SA
7.50%, 5/1/30 EUR 1,496,000 1,793,355
Building Products (0.5%)
AmeriTex HoldCo Intermediate LLC
7.63%, 8/15/33(c) $ 1,613,000 1,666,434
CP Atlas Buyer, Inc.
9.75%, 7/15/30(c) 886,000 831,740
Masterbrand, Inc.
7.00%, 7/15/32(c) 1,510,000 1,476,573
3,974,747
Capital Markets (0.3%)
Focus Financial Partners LLC
6.75%, 9/15/31(c) 746,000 741,596
Hightower Holding LLC
6.75%, 4/15/29(c) 843,000 828,411
Sherwood Financing plc
7.63%, 12/15/29 EUR 855,000 961,502
2,531,509
Chemicals (1.3%)
ASK Chemicals Deutschland Holding GmbH
10.00%, 11/15/29 140,000 153,413
Braskem Idesa SAPI
6.99%, 2/20/32(h) $ 435,000 266,148
Braskem Netherlands Finance BV
4.50%, 1/10/28 - 1/31/30 2,106,000 985,612
7.25%, 2/13/33 747,000 347,243
Celanese US Holdings LLC
7.20%, 11/15/33(d) 605,000 645,947
Cerdia Finanz GmbH
9.38%, 10/3/31(c) 538,000 535,595
FIS Fabbrica Italiana Sintetici SpA
5.25%, 2/5/31(c) EUR 790,000 884,335
5.28%, 2/5/31(b)(c) 200,000 227,128
INEOS Finance plc
6.63%, 5/15/28 200,000 225,673
7.25%, 3/31/31 840,000 886,767
Olympus Water US Holding Corp.
6.13%, 2/15/33(c) 2,370,000 2,646,176

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (31.1%) (cont’d)
Orbia Advance Corp. SAB de CV
7.50%, 5/13/35 $ 1,330,000 $ 1,269,275
Sasol Financing USA LLC
8.75%, 5/3/29 - 4/10/33 1,821,000 1,867,169
10,940,481
Commercial Services & Supplies (0.6%)
Aegis Lux 1A SARL
5.63% PIK,
5.63%, 10/29/31(f) EUR 450,000 502,365
Allied Universal Holdco LLC
4.63%, 6/1/28(c) $ 2,027,000 1,980,748
Biffa Group Holdings Ltd.
5.25%, 6/15/31 EUR 625,000 700,650
7.38%, 6/15/31 GBP 1,170,000 1,516,700
4,700,463
Construction & Engineering (0.4%)
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 6/30/34 $ 1,200,000 1,223,694
Artera Services LLC
8.50%, 2/15/31(c) 582,440 499,225
Gatwick Airport Finance plc
6.00%, 11/21/30 GBP 375,000 489,550
HTA Group Ltd.
7.50%, 6/4/29 $ 1,028,000 1,047,398
3,259,867
Construction Materials (0.2%)
Cemex SAB de CV
3.88%, 7/11/31 1,345,000 1,256,359
Consumer Finance (0.6%)
Azorra Finance Ltd.
7.25%, 1/15/31(c) 1,776,000 1,794,781
Ford Motor Credit Co. LLC
7.35%, 3/6/30 1,040,000 1,097,579
Phoenix Aviation Capital Ltd.
9.25%, 7/15/30(c) 1,942,000 1,956,284
4,848,644
Consumer Staples Distribution & Retail (0.2%)
Boots Group Finco LP
5.38%, 8/31/32 EUR 1,125,000 1,298,549
Containers & Packaging (0.8%)
Ardagh Group SA
9.50%, 12/1/30(c) $ 815,000 855,191
Ardagh Metal Packaging Finance USA LLC
3.00%, 9/1/29 EUR 655,000 685,264
4.00%, 9/1/29(c) $ 905,000 829,334
5.00%, 1/30/31 EUR 755,000 848,544
Clydesdale Acquisition Holdings, Inc.
6.75%, 4/15/32(c) $ 847,000 802,392
8.75%, 4/15/30(c) 1,488,000 1,389,723
Klabin Austria GmbH
5.75%, 4/3/29 900,000 905,544
Face
Amount Value
Toucan FinCo Ltd.
8.25%, 5/15/30 EUR 320,000 $ 320,600
6,636,592
Diversified Consumer Services (0.2%)
Wand NewCo 3, Inc.
7.63%, 1/30/32(c) $ 1,577,000 1,613,321
Diversified Telecommunication Services (2.1%)
APLD ComputeCo 2 LLC
6.75%, 3/15/31(c) 1,575,000 1,564,509
Black Pearl Compute LLC
6.13%, 2/15/31(c) 1,509,000 1,537,742
British Telecommunications plc
6.38%, 12/3/55(b) GBP 1,120,000 1,472,977
CCO Holdings LLC
4.50%, 8/15/30(c) $ 532,000 497,472
Fibercop SpA
4.75%, 6/30/30 EUR 2,240,000 2,573,100
5.13%, 6/30/32 1,280,000 1,467,657
Level 3 Financing, Inc.
7.00%, 3/31/34(c) $ 1,576,200 1,614,558
Network i2i Ltd.
3.98%, 5/1/26(b)(g) 1,005,000 1,008,012
Sable International Finance Ltd.
7.13%, 10/15/32 925,000 914,607
Turk Telekomunikasyon A/S
7.38%, 5/20/29 1,100,000 1,112,339
Uniti Group LP
8.63%, 6/15/32(c) 1,512,000 1,541,031
Uniti Services LLC
7.50%, 10/15/33(c) 857,000 891,594
Windstream Services LLC
8.25%, 10/1/31(c) 804,000 840,853
WULF Compute LLC
7.75%, 10/15/30(c) 1,296,000 1,370,280
18,406,731
Electric Utilities (1.7%)
AES Panama Generation Holdings SRL
4.38%, 5/31/30 326,727 302,708
Axia Energia
6.50%, 1/11/35 1,165,000 1,176,067
California Buyer Ltd.
5.63%, 2/15/32 EUR 1,450,000 1,624,354
Enel Chile SA
4.88%, 6/12/28 $ 1,050,000 1,056,680
Interchile SA
4.50%, 6/30/56 1,284,000 1,055,926
Leeward Renewable Energy Operations LLC
4.25%, 7/1/29(c) 1,137,000 1,068,226
LLPL Capital Pte. Ltd.
6.88%, 2/4/39 1,070,668 1,088,608
Minejesa Capital BV
4.63%, 8/10/30 913,792 904,673
Mong Duong Finance Holdings BV
5.13%, 5/7/29 533,030 524,813
Pampa Energia SA
7.95%, 9/10/31 895,000 934,067

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (31.1%) (cont’d)
VoltaGrid LLC
7.38%, 11/1/30(c) $ 2,001,000 $ 2,067,571
XPLR Infrastructure Operating Partners LP
7.75%, 4/15/34(c) 462,000 477,436
8.38%, 1/15/31(c) 1,145,000 1,205,967
8.63%, 3/15/33(c) 679,000 717,767
14,204,863
Energy Equipment & Services (0.6%)
Archrock Services LP
6.00%, 2/1/34(c) 1,199,000 1,187,979
Transocean International Ltd.
8.75%, 2/15/30(c) 1,001,700 1,044,886
WBI Operating LLC
6.50%, 10/15/33(c) 1,679,000 1,667,339
Yinson Boronia Production BV
8.95%, 7/31/42(c) 1,383,356 1,509,989
5,410,193
Financial Services (1.2%)
Cuenca Dpr
0.00%, 12/15/26 1,875,000 1,875,000
Rocket Cos., Inc.
6.38%, 8/1/33(c) 1,569,000 1,587,819
Rocket Mortgage LLC
4.00%, 10/15/33(c) 706,000 633,372
Stonebriar ABF Issuer LLC
8.13%, 12/15/30(c) 2,359,000 2,439,930
United Wholesale Mortgage LLC
5.50%, 4/15/29(c) 2,012,000 1,885,105
UWM Holdings LLC
6.63%, 2/1/30(c) 1,573,000 1,485,017
9,906,243
Food Products (0.6%)
Amaggi Luxembourg International SARL
5.25%, 1/28/28 893,000 879,529
Chobani LLC
7.63%, 7/1/29(c) 743,000 760,169
Froneri Lux FinCo. SARL
4.75%, 8/1/32 EUR 628,000 688,378
JBS NV
5.75%, 4/1/33 $ 950,000 981,222
La Doria SpA
5.40%, 12/30/30(b) EUR 600,000 695,624
Ulker Biskuvi Sanayi A/S
7.88%, 7/8/31 $ 1,100,000 1,111,712
5,116,634
Gas Utilities (0.2%)
Superior Plus LP
4.50%, 3/15/29(c) 2,142,000 2,049,155
Ground Transportation (0.7%)
Edge Finco plc
8.13%, 8/15/31 GBP 2,332,000 3,197,311
NESCO Holdings II, Inc.
5.50%, 4/15/29(c) $ 1,000,000 978,903
Face
Amount Value
Rumo Luxembourg SARL
4.20%, 1/18/32 $ 900,000 $ 791,438
Synergy Infrastructure Holdings LLC
7.88%, 12/1/30(c) 970,000 991,168
5,958,820
Health Care Equipment & Supplies (0.1%)
Bausch + Lomb Netherlands BV and Bausch & Lomb,
Inc.
5.89%, 1/15/31(b) EUR 795,000 921,524
Health Care Providers & Services (1.1%)
Acadia Healthcare Co., Inc.
5.00%, 4/15/29(c) $ 903,000 879,892
7.38%, 3/15/33(c) 671,000 687,825
Global Medical Response, Inc.
7.38%, 10/1/32(c) 1,405,000 1,460,209
Heartland Dental LLC
10.50%, 4/30/28(c) 72,000 74,071
LifePoint Health, Inc.
9.88%, 8/15/30(c) 880,000 931,711
National Mentor Holdings, Inc.
10.50%, 12/15/30(c) 1,739,000 1,796,295
Rede D'or Finance SARL
4.50%, 1/22/30 1,295,000 1,237,425
Surgery Center Holdings, Inc.
7.25%, 4/15/32(c) 611,000 600,872
Team Health Holdings, Inc.
8.38%, 6/30/28(c) 691,000 682,633
TEAM Services Holding, Inc.
9.00%, 2/15/33(c) 1,525,000 1,496,475
9,847,408
Health Care Technology (0.1%)
IQVIA, Inc.
6.25%, 6/1/32(c) 932,000 947,603
Hotels, Restaurants & Leisure (1.6%)
Acushnet Co.
5.63%, 12/1/33(c) 1,368,000 1,360,834
Allwyn Entertainment Financing UK plc
4.63%, 8/15/31(c) EUR 1,142,000 1,271,687
Betclic Everest Group SAS
5.13%, 12/10/31 815,000 931,606
CPUK Finance Ltd.
6.88%, 8/28/32 GBP 500,000 663,350
7.88%, 8/28/29 300,000 403,612
Essendi SA
6.38%, 10/15/29 EUR 1,050,000 1,221,632
Intralot Capital Luxembourg SA
6.75%, 10/15/31 350,000 387,523
MGM China Holdings Ltd.
4.75%, 2/1/27 $ 1,000,000 989,005
Mohegan Tribal Gaming Authority
8.25%, 4/15/30(c) 1,653,000 1,693,350
Sands China Ltd.
5.40%, 8/8/28(d) 1,290,000 1,300,472
TKC Holdings, Inc.
8.50%, 8/15/30(c) 1,610,000 1,624,562
12.00%, 2/15/31(c) 55,000 56,774

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (31.1%) (cont’d)
Voyager Parent LLC
9.25%, 7/1/32(c) $ 1,884,000 $ 1,957,172
Waga Bondco Ltd.
8.50%, 6/15/30 GBP 240,000 265,743
14,127,322
Household Durables (0.5%)
Century Communities, Inc.
6.63%, 9/15/33(c) $ 784,000 769,042
Dream Finders Homes, Inc.
6.88%, 9/15/30(c) 601,000 575,695
K. Hovnanian Enterprises, Inc.
8.00%, 4/1/31(c) 300,000 297,024
Risewell Homes, Inc.
8.50%, 11/1/30(c) 715,000 700,036
9.25%, 10/1/29(c) 1,301,000 1,315,827
TopBuild Corp.
4.13%, 2/15/32(c) 1,114,000 1,028,106
4,685,730
Independent Power and Renewable Electricity Producers
(0.5%)
AES Andes SA
6.25%, 3/14/32 1,070,000 1,098,827
Cikarang Listrindo Tbk. PT
5.65%, 3/12/35 1,050,000 1,040,450
Cometa Energia SA de CV
6.38%, 4/24/35 943,005 959,375
TransAlta Corp.
5.88%, 2/1/34 874,000 870,761
3,969,413
Insurance (0.7%)
Alliant Holdings Intermediate LLC
7.38%, 10/1/32(c) 1,265,000 1,254,502
Asurion LLC
8.00%, 12/31/32(c) 1,212,000 1,258,405
8.38%, 2/1/34(c) 385,000 374,055
Galaxy Bidco Ltd.
8.13%, 12/19/29 GBP 950,000 1,291,399
Panther Escrow Issuer LLC
7.13%, 6/1/31(c) $ 1,577,000 1,583,094
5,761,455
IT Services (0.4%)
Arches Buyer, Inc.
4.25%, 6/1/28(c) 1,830,000 1,769,342
Atos SE
9.36%, 12/18/29(d) EUR 408,265 532,600
United Group BV
5.25%, 2/1/30 1,314,000 1,486,946
3,788,888
Life Sciences Tools & Services (0.1%)
Fortrea Holdings, Inc.
7.50%, 7/1/30(c) $ 1,118,000 1,060,736
Machinery (0.4%)
Calderys Financing LLC
11.25%, 6/1/28(c) 667,000 690,402
Face
Amount Value
Dynamo Newco II GmbH
6.25%, 10/15/31 EUR 1,000,000 $ 1,030,866
New Flyer Holdings, Inc.
9.25%, 7/1/30(c) $ 1,908,000 2,040,903
3,762,171
Marine Transportation (0.0%)(a)
MV24 Capital BV
6.75%, 6/1/34 305,373 304,979
Media (1.4%)
Charter Communications Operating LLC
3.70%, 4/1/51 1,698,000 1,051,933
3.90%, 6/1/52 629,000 400,808
EchoStar Corp.
10.75%, 11/30/29 949,800 1,026,606
McGraw-Hill Education, Inc.
7.38%, 9/1/31(c) 1,656,000 1,691,616
Nexstar Media, Inc.
6.50%, 9/15/33(c) 425,000 428,495
7.25%, 4/15/34(c) 685,000 687,765
Sinclair Television Group, Inc.
8.13%, 2/15/33(c) 958,000 974,765
Summer BidCo BV
8.88%, 1/31/31(f) EUR 750,000 853,646
Telecomunicaciones Digitales SA
4.50%, 1/30/30 $ 1,162,000 1,095,330
Univision Communications, Inc.
8.50%, 7/31/31(c) 1,107,000 1,113,260
9.38%, 8/1/32(c) 862,000 889,033
Versant Media Group, Inc.
7.25%, 1/30/31(c) 1,572,000 1,610,075
11,823,332
Metals & Mining (1.1%)
Cleveland-Cliffs, Inc.
7.38%, 5/1/33(c) 1,440,000 1,409,890
7.63%, 1/15/34(c) 886,000 866,435
Compass Minerals International, Inc.
8.00%, 7/1/30(c) 750,000 776,675
CSN Inova Ventures
6.75%, 1/28/28 706,000 518,825
First Quantum Minerals Ltd.
7.25%, 2/15/34(c) 1,100,000 1,120,737
8.00%, 3/1/33(c) 1,279,000 1,334,768
JSW Steel Ltd.
5.05%, 4/5/32 1,150,000 1,102,394
Nexa Resources SA
6.75%, 4/9/34(c) 900,000 943,877
Samarco Mineracao SA
9.50% PIK,
9.50%, 6/30/31(f) 1,634,896 1,609,153
9,682,754
Office REITs (0.1%)
alstria SARL
4.25%, 10/15/29 EUR 600,000 663,914
Oil, Gas & Consumable Fuels (2.2%)
Azule Energy Finance plc
8.13%, 1/23/30 $ 2,260,000 2,291,136

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (31.1%) (cont’d)
DBR Land Holdings LLC
6.25%, 12/1/30(c) $ 1,086,000 $ 1,100,248
Global Partners LP
7.13%, 7/1/33(c) 2,125,000 2,143,685
NGL Energy Operating LLC
8.13%, 2/15/29(c) 2,058,000 2,121,393
Petrobras Global Finance BV
6.85%, 6/5/15 1,302,000 1,185,647
Puma International Financing SA
7.75%, 4/25/29 1,200,000 1,226,252
Raizen Fuels Finance SA
6.25%, 7/8/32 1,090,000 604,950
6.70%, 2/25/37 1,281,000 692,541
SM Energy Co.
8.63%, 11/1/30(c) 1,689,000 1,783,045
Sunoco LP
5.88%, 3/15/34(c) 433,000 428,524
7.88%, 9/18/30(b)(c)(g) 1,922,100 1,963,975
Tecpetrol SA
7.63%, 1/22/33 845,000 857,379
Tullow Oil plc
10.25%, 5/15/26 596,000 559,993
Venture Global LNG, Inc.
8.38%, 6/1/31(c) 462,000 480,709
9.00%, 9/30/29(b)(c)(g) 630,000 628,004
9.50%, 2/1/29(c) 401,000 433,801
Vista Energy Argentina SAU
8.50%, 6/10/33(c) 785,000 821,659
19,322,941
Paper & Forest Products (0.1%)
Fiber Midco SpA
10.75% PIK,
10.75%, 6/15/29(f) EUR 643,539 514,663
Passenger Airlines (0.4%)
Avianca Midco 2 plc
9.00%, 12/1/28(c) $ 565,442 548,479
9.63%, 2/14/30(c) 1,025,000 959,543
Gol Finance, Inc.
14.38%, 6/6/30(c) 1,734,000 1,541,093
VistaJet Malta Finance plc
6.38%, 2/1/30(c) 806,000 696,959
3,746,074
Personal Care Products (0.1%)
Perrigo Finance Unlimited Co.
5.38%, 9/30/32 EUR 1,050,000 1,138,466
Pharmaceuticals (0.5%)
1261229 BC Ltd.
10.00%, 4/15/32(c) $ 1,915,000 1,962,280
Teva Pharmaceutical Finance Netherlands II BV
4.13%, 6/1/31 EUR 2,114,000 2,413,690
4,375,970
Professional Services (0.3%)
Amentum Holdings, Inc.
7.25%, 8/1/32(c) $ 2,154,000 2,231,038
Face
Amount Value
Real Estate Management & Development (0.3%)
Alexandrite Lake Lux Holdings SARL
6.75%, 7/30/30 EUR 830,000 $ 939,701
Banco Actinver SA
4.80%, 12/18/32(c) $ 1,055,363 832,998
Longfor Group Holdings Ltd.
3.95%, 9/16/29 1,398,000 1,108,532
2,881,231
Software (0.8%)
AthenaHealth Group, Inc.
6.50%, 2/15/30(c) 2,163,000 2,032,557
Cloud Software Group, Inc.
6.50%, 3/31/29(c) 2,710,000 2,646,465
OAK-Eagle Acquireco, Inc.
6.25%, 7/1/33(c) EUR 520,000 614,308
8.75%, 7/1/34(c) $ 1,065,000 1,115,637
TeamSystem SpA
5.52%, 7/31/31(b) EUR 295,000 328,272
6,737,239
Specialty Retail (1.5%)
Asbury Automotive Group, Inc.
5.00%, 2/15/32(c) $ 1,413,000 1,339,393
CD&R Firefly Bidco plc
8.63%, 4/30/29 GBP 820,000 1,107,568
LBM Acquisition LLC
9.50%, 6/15/31(c) $ 1,404,000 1,223,862
Men's Wearhouse LLC (The)
9.00%, 2/1/31(c) 1,735,000 1,781,803
Michaels Cos., Inc. (The)
8.50%, 3/15/33(c) 1,315,000 1,281,532
Park River Holdings, Inc.
8.00%, 3/15/31(c) 1,096,000 1,091,772
8.75%, 12/31/30(c) 393,100 364,023
PetSmart LLC
7.50%, 9/15/32(c) 1,085,000 1,091,092
10.00%, 9/15/33(c) 1,021,000 1,019,804
Sonic Automotive, Inc.
4.63%, 11/15/29(c) 1,270,000 1,231,911
Specialty Building Products Holdings LLC
7.75%, 10/15/29(c) 336,000 292,030
White Cap Supply Holdings LLC
7.38%, 11/15/30(c) 991,000 962,011
12,786,801
Textiles, Apparel & Luxury Goods (0.3%)
Beach Acquisition Bidco LLC
5.25%, 7/15/32 EUR 1,459,000 1,621,513
10.75% PIK,
10.00%, 7/15/33(c)(f) $ 880,293 918,188
2,539,701
Trading Companies & Distributors (0.2%)
Herc Holdings, Inc.
5.75%, 3/15/31(c) 251,000 247,427
6.00%, 3/15/34(c) 143,000 138,393
7.00%, 6/15/30(c) 373,000 382,729

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (31.1%) (cont’d)
7.25%, 6/15/33(c) $ 832,000 $ 853,293
1,621,842
Transportation Infrastructure (0.3%)
Mersin Uluslararasi Liman Isletmeciligi A/S
8.25%, 11/15/28 1,000,000 1,020,134
Seaspan Corp.
5.50%, 8/1/29(c) 1,395,000 1,308,381
2,328,515
Wireless Telecommunication Services (0.9%)
Digicel International Finance Ltd.
8.63%, 8/1/32(c) 695,000 707,702
Iliad Holding SAS
5.38%, 4/15/30 EUR 930,000 1,089,696
6.88%, 4/15/31 460,000 555,795
Millicom International Cellular SA
4.50%, 4/27/31 $ 1,100,000 1,003,535
Turkcell Iletisim Hizmetleri A/S
5.80%, 4/11/28 1,190,000 1,182,669
Veon Midco BV
3.38%, 11/25/27 1,265,000 1,200,922
Vmed O2 UK Financing I plc
4.00%, 1/31/29 GBP 1,235,000 1,536,173
4.75%, 7/15/31(c) $ 796,000 685,699
7,962,191
267,513,020
Sovereign ( 9 .3% )
Angola Government Bond
9.13%, 11/26/49 650,000 566,853
9.24%, 1/15/31 723,000 732,571
9.38%, 3/31/33 1,120,000 1,109,394
9.38%, 5/8/48 612,000 544,039
9.88%, 10/15/35 1,865,000 1,873,698
9.88%, 3/31/37 1,120,000 1,109,633
Benin Government Bond
4.95%, 1/22/35 EUR 1,586,000 1,616,763
6.88%, 1/19/52 485,000 482,717
Bono del Tesoro Nacional
Capitalizable en Pesos
2.05%, 1/15/27 ARS 580,160,558 537,260
2.40%, 5/31/27 18,690,000 14,915
2.55%, 4/30/27 1,368,570,000 1,152,073
Brazil Notas do Tesouro Nacional
6.00%, 5/15/35(b) BRL 3,146,000 2,596,563
Colombia Government Bond
7.00%, 6/30/32 COP 154,000,000 30,877
11.75%, 1/24/35 7,703,300,000 1,946,569
12.50%, 2/27/30 1,133,000,000 294,622
13.25%, 2/9/33 5,805,500,000 1,566,283
Colombian TES
7.00%, 3/26/31 1,920,100,000 403,214
Ecopetrol SA
8.88%, 1/13/33 $ 900,000 948,053
Egypt Government Bond
19.95%, 7/8/30 EGP 154,174,000 2,914,714
25.32%, 8/13/27 2,425,000 44,571
Face
Amount Value
Sovereign (9.3%) (continued)
Egypt Treasury Bill
20.52%, 5/5/26 EGP 8,050,000 $ 144,738
21.28%, 5/12/26 7,375,000 131,970
22.16%, 7/14/26 11,775,000 202,827
22.21%, 5/26/26 4,700,000 83,313
22.29%, 7/21/26 4,700,000 80,601
22.51%, 6/2/26 38,225,000 674,424
22.57%, 8/4/26 6,050,000 102,825
23.17%, 9/15/26 44,525,000 736,864
23.87%, 1/5/27 6,050,000 93,573
Ethiopia Government Bond
6.63%, 12/11/24 $ 2,300,000 2,357,285
Gabon Government Bond
6.63%, 2/6/31 1,008,000 844,338
Georgia Government Bond
5.13%, 1/28/31 479,000 460,503
Ghana Government Bond
0.00%, 7/3/26(i) 56,891 55,929
5.00%, 7/3/29(d) 732,795 700,516
Hungary Government Bond
3.00%, 10/27/38 HUF 828,720,000 1,674,233
3.00%, 4/25/41 359,650,000 680,727
4.00%, 4/28/51 92,410,000 177,673
6.25%, 9/23/37 138,670,000 388,272
7.00%, 10/24/35 218,570,000 650,615
Kenya Government Bond
7.88%, 10/9/33 $ 433,000 402,337
7.88%, 2/26/34 643,000 585,300
8.25%, 2/28/48 209,000 182,217
8.70%, 2/26/39 217,000 196,946
8.80%, 10/9/38 1,009,000 929,303
Lebanon Government Bond
5.80%, 4/14/20(h) 152,000 35,995
6.00%, 1/27/23(h) 1,248,000 299,308
6.10%, 10/4/22(h) 439,000 104,511
6.15%, 6/19/20(h) 739,000 177,101
6.25%, 6/12/25(h) 515,000 122,918
6.40%, 5/26/23(h) 576,000 138,038
6.60%, 11/27/26(h) 1,340,000 321,661
6.65%, 4/22/24(h) 409,000 97,516
6.65%, 11/3/28(h) 21,000 5,044
6.65%, 2/26/30(h) 1,767,000 432,580
6.75%, 11/29/27(h) 164,000 39,061
6.85%, 5/25/29(h) 194,000 46,560
7.00%, 12/3/24(h) 526,000 125,582
7.00%, 3/20/28(h) 5,208,000 1,263,721
7.00%, 4/22/31(h) 101,000 24,587
7.05%, 11/2/35(h) 93,000 22,876
7.25%, 3/23/37(h) 59,000 14,320
8.20%, 5/17/33(h) 29,000 6,950
Mexican Bonos
8.50%, 11/18/38 MXN 100,426,400 5,156,377
Montenegro Government Bond
4.88%, 4/1/32(c) EUR 2,514,000 2,888,051
New Zealand Government Inflation
Linked Bond
3.25%, 9/20/50(b) NZD 6,423,799 3,846,267

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Sovereign (9.3%) (continued)
OCP SA
6.75%, 5/2/34 $ 1,200,000 $ 1,249,580
Petroleos de Venezuela SA
5.38%, 4/12/27(h) 811,700 271,757
5.50%, 4/12/37(h) 427,600 143,973
6.00%, 10/28/22(h) 1,326,058 401,531
6.00%, 5/16/24(h) 1,732,324 596,266
6.00%, 11/15/26(h) 2,317,707 797,523
8.50%, 10/27/20(h) 464,500 483,312
9.00%, 11/17/21(h) 824,503 317,434
9.75%, 5/17/35(h) 97,700 40,819
12.75%, 2/17/22(h) 989,000 450,489
Petroleos Mexicanos
2.75%, 4/21/27 EUR 1,247,000 1,424,648
Poland Government Bond
2.00%, 8/25/36 PLN 6,100,000 1,609,915
Province of Santa Fe
8.10%, 12/11/34 $ 402,000 384,131
Republic of Albania
4.75%, 2/14/35(c) EUR 2,150,000 2,440,016
Republic of Srpska International
Government Bond
6.25%, 4/2/31 400,000 464,707
Romania Government Bond
6.13%, 10/7/37 1,302,000 1,462,965
6.70%, 2/25/32 RON 1,335,000 295,317
6.75%, 4/25/35 175,000 38,785
6.75%, 7/11/39 EUR 426,000 492,229
7.10%, 7/31/34 RON 2,595,000 585,981
7.20%, 10/30/33 1,660,000 376,100
8.25%, 9/29/32 385,000 91,794
Romanian Government Bond
7.25%, 7/30/40 410,000 94,788
South Africa Government Bond
8.75%, 1/31/44 ZAR 77,768,000 4,167,572
Suriname Government Bond
7.70%, 11/6/30(c) $ 1,041,000 1,055,314
8.50%, 11/6/35(c) 2,486,000 2,565,192
Turkiye Government Bond
26.20%, 10/5/33 TRY 10,467,425 201,299
27.70%, 9/27/34 21,568,442 431,228
Ukraine Government Bond
4.50%, 2/1/34(d) $ 1,741,000 932,207
4.50%, 2/1/35(d) 2,667,012 1,404,965
4.50%, 2/1/36(d) 802,350 414,784
Venezuela Government Bond
6.00%, 12/9/20(h) 2,009,500 773,657
7.00%, 12/1/18(h) 1,367,000 533,130
7.75%, 10/13/19(h) 57,000 23,512
8.25%, 10/13/24(h) 275,700 118,965
9.00%, 5/7/23(h) 811,400 367,158
12.75%, 8/23/22(h) 117,900 59,834
13.63%, 8/15/18(b)(h) 3,576,000 1,832,699
YPF SA
8.25%, 1/17/34 1,035,916 1,057,815
Face
Amount Value
Sovereign (9.3%) (continued)
Zambia Government Bond
0.50%, 12/31/53 $ 1,340,000 $ 885,301
79,530,427
Supranational ( 0 .1% )
African Export-Import Bank (The)
3.99%, 9/21/29 1,220,000 1,137,706
Total Fixed Income Securities
(Cost $906,981,688)
901,240,207
–
Shares
Short-Term Investments ( 20 .6% )
Investment Company ( 19 .3% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.57% (See Note G)
(Cost $165,868,698)
165,868,698 165,868,698
Face
Amount
U.S. Government and Agency Security ( 1 .3% )
U.S. Treasury Bill
3.61%, 6/16/26(j)
(Cost $11,062,189)
$ 11,147,400 11,062,830
Total Short-Term Investments
(Cost $176,930,887)
176,931,528
Total Investments Excluding Purchased
Options ( 125 .6% ) (Cost 1,087,267,403 ) 1,081,308,094
Total Purchased Options Outstanding (0.0%)(a)
(Cost $40,015) 39,480
Total Investments ( 125 .6% )
( Cost $ 1,087,307,418 ) (k) (l) 1,081,347,574
Total Written Options (0.0%)(a)
(Premiums Received $ (36,445) ) (43,722)
Liabilities in Excess of Other Assets (-25.6%)
(220,433,853)
Net Assets (100.0%) $860,869,999
(a) Amount is less than 0.05%.
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.
(e) Inverse floating rate security. Interest rate disclosed is that which was in effect at March 31, 2026.
(f) Income may be paid in additional securities and/or cash at the descretion of the issuer.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(g) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2026.
(h) Non-income producing security; bond in default.
(i) Zero coupon bond.
(j) All or a portion of the security pledged as collateral for swap agreements.
(k) At March 31, 2026, the aggregate cost for federal income tax purposes is $1,087,307,418. The aggregate gross unrealized
appreciation is $10,141,510 and the aggregate gross unrealized depreciation is $16,101,354, resulting in net unrealized depreciation of $5,959,844.
(l) Securities are available for collateral in connection with swap agreements.
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
HECM Home Equity Conversion Mortgage
IO Interest Only
JSC Joint Stock Company
PIK Payment-in-Kind
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SONIA Sterling Over Night Index Average
TBA To Be Announced; Security is subject to delayed delivery
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at March 31, 2026:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Bank of America NA EUR 392,730 $ 454,256 4/10/26 $ (147)
Bank of America NA EUR 3,248,967 PLN 758,312 6/17/26 4,606
Bank of America NA $ 400,000 EUR 460,851 4/10/26 (1,664)
Barclays Bank plc NZD 12,540,000 $ 7,473,978 6/17/26 (248,368)
Barclays Bank plc $ 380,514 EUR 442,525 4/10/26 2,541
Barclays Bank plc $ 28,512,835 EUR 33,012,873 6/17/26 (59,634)
Barclays Bank plc $ 841,966 EUR 971,347 4/10/26 (2,207)
Barclays Bank plc $ 6,587,556 NZD 3,926,256 6/17/26 130,474
Barclays Bank plc $ 694,145 EUR 802,885 4/10/26 254
Barclays Bank plc $ 199,940 EUR 231,015 4/10/26 (173)
Barclays Bank plc MYR 14,850,000 $ 3,796,497 6/16/26 (120,755)
Barclays Bank plc MYR 2,540,000 $ 648,240 6/16/26 (19,528)
Barclays Bank plc $ 39,102,578 TRY 832,767 5/20/26 2,732
Barclays Bank plc $ 683,939 EUR 788,016 4/10/26 (2,814)
Barclays Bank plc $ 27,864,675 ZAR 1,611,288 6/17/26 (25,868)
Barclays Bank plc TWD 18,000,000 $ 561,605 6/17/26 4,390
Barclays Bank plc TRY 202,442,328 $ 4,314,398 5/20/26 (17,131)
BNP Paribas SA $ 17,600,000 MXN 985,933 6/17/26 10,492
BNP Paribas SA $ 606,831 GBP 813,514 6/17/26 10,498
BNP Paribas SA $ 7,994,161 GBP 10,688,240 6/17/26 109,613
Citibank N.A. EUR 1,212,524 $ 1,390,583 4/10/26 11,443
Citibank N.A. EUR 58,751 $ 67,379 4/10/26 554
Citibank N.A. EUR 299,300,000 HUF 752,025 6/17/26 (23,018)
Citibank N.A. EUR 867,040,000 HUF 2,178,536 6/17/26 (66,680)
Citibank N.A. $ 975,276,334 COP 253,319 6/17/26 (7,466)
Citibank N.A. $ 353,804 EUR 409,533 4/10/26 434
Deutsche Bank AG $ 1,391,698 EUR 1,609,216 6/17/26 (5,038)
Goldman Sachs International CLP 2,133,500,000 $ 2,327,446 6/17/26 (22,545)
Goldman Sachs International $ 2,133,500,000 CLP 2,311,484 6/17/26 6,583
Goldman Sachs International $ 770,000 EUR 889,761 4/10/26 (580)
Goldman Sachs International $ 98,723,451 MXN 5,457,313 6/17/26 (14,216)
Goldman Sachs International $ 550,000 EUR 635,544 4/10/26 (414)
Goldman Sachs International EUR 271,782,789 HUF 687,169 6/17/26 (15,933)
Goldman Sachs International $ 1,937,083 EUR 2,233,643 6/17/26 (13,212)
Goldman Sachs International EUR 2,877,734 PLN 669,041 6/17/26 1,035
Goldman Sachs International HUF 1,547,686 EUR 613,396,547 6/17/26 39,683

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Foreign Currency Forward Exchange Contracts: (continued)
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Goldman Sachs International TWD 39,405,899 $ 1,246,273 7/8/26 $ (5,527)
Goldman Sachs International $ 7,740,000 ZAR 465,777 6/17/26 11,023
Goldman Sachs International CLP 2,133,500,000 $ 2,309,733 4/6/26 (6,184)
Goldman Sachs International $ 2,210,000 EUR 2,575,351 4/10/26 19,956
Goldman Sachs International BRL 16,300,000 $ 3,096,063 6/2/26 8,782
Goldman Sachs International $ 765,676 EUR 892,255 4/10/26 6,914
Goldman Sachs International $ 1,743,837 EUR 2,032,123 4/10/26 15,747
Goldman Sachs International $ 9,240,000 ZAR 556,044 6/17/26 13,159
Goldman Sachs International $ 1,097,178 EUR 1,278,560 4/10/26 9,907
Goldman Sachs International $ 4,841,930 EUR 5,642,383 4/10/26 43,722
Goldman Sachs International $ 296,177 EUR 345,140 4/10/26 2,674
Goldman Sachs International $ 625,000 EUR 728,323 4/10/26 5,644
Goldman Sachs International $ 41,504,052 ZAR 2,588,957 4/7/26 137,111
Goldman Sachs International $ 1,250,000 EUR 1,456,646 4/10/26 11,287
Goldman Sachs International $ 1,417,833 EUR 1,652,225 4/10/26 12,803
Goldman Sachs International $ 1,676,013 EUR 1,953,086 4/10/26 15,134
Goldman Sachs International TWD 100,130,000 $ 3,137,396 6/17/26 11,108
Goldman Sachs International $ 700,000 INR 7,501 6/17/26 179
Goldman Sachs International $ 1,819,600,000 COP 474,262 6/17/26 (12,292)
HSBC Bank plc $ 1,636,057 EUR 1,900,275 6/17/26 2,586
JPMorgan Chase Bank NA $ 900,000,000 COP 238,949 6/18/26 (1,659)
JPMorgan Chase Bank NA $ 270,000,000 COP 72,027 6/17/26 (170)
JPMorgan Chase Bank NA EGP 460,000,000 $ 8,394,161 6/17/26 (413,616)
JPMorgan Chase Bank NA $ 2,116,190,660 COP 567,495 6/17/26 1,635
JPMorgan Chase Bank NA TRY 85,527,000 $ 1,894,537 4/6/26 21,719
JPMorgan Chase Bank NA $ 2,032,000,000 COP 538,778 6/17/26 (4,571)
JPMorgan Chase Bank NA TRY 85,451,000 $ 1,894,533 4/6/26 20,021
JPMorgan Chase Bank NA TRY 86,121,000 $ 1,894,539 4/13/26 17,954
JPMorgan Chase Bank NA $ 893,384,002 COP 236,533 6/17/26 (2,355)
JPMorgan Chase Bank NA $ 81,216,056 TRY 1,728,700 5/20/26 4,717
JPMorgan Chase Bank NA TRY 52,291,042 $ 1,129,909 4/28/26 6,671
JPMorgan Chase Bank NA $ 1,461,317,356 COP 388,628 6/17/26 (2,123)
JPMorgan Chase Bank NA $ 2,211,000,000 COP 590,861 6/17/26 (352)
Standard Chartered Bank $ 734,006 GBP 971,559 6/17/26 253
Standard Chartered Bank TRY 10,697,488 $ 234,134 4/13/26 3,426
Standard Chartered Bank $ 170,978,000 TRY 3,806,205 4/6/26 (24,605)
Standard Chartered Bank $ 136,900,000 TRY 3,030,212 4/13/26 (9,932)
Standard Chartered Bank $ 1,738,893 EUR 2,005,366 6/17/26 (11,605)
Standard Chartered Bank $ 977,240,000 CLP 1,072,408 4/6/26 17,278
Standard Chartered Bank $ 10,697,488 TRY 233,631 4/13/26 (3,928)
Standard Chartered Bank $ 36,039,713 TRY 805,942 4/3/26 (4,152)
Standard Chartered Bank HUF 5,140,091 EUR 2,021,625,000 6/17/26 85,263
Standard Chartered Bank $ 429,687 GBP 572,325 6/17/26 3,722
Standard Chartered Bank $ 1,488,727 EUR 1,727,972 6/17/26 1,173
Standard Chartered Bank $ 1,156,260,000 CLP 1,266,014 4/6/26 17,596
Standard Chartered Bank $ 82,123,694 TRY 1,742,849 5/20/26 (400)
UBS AG EUR 77,503,492 HUF 198,059 6/17/26 (2,106)
UBS AG EUR 30,802,117 HUF 78,634 6/17/26 (930)
UBS AG EUR 296,445,602 HUF 754,827 6/17/26 (11,229)
UBS AG EUR 533,505 $ 619,849 4/10/26 (2,963)
UBS AG TWD 61,370,000 $ 1,924,896 6/17/26 4,832
$ (318,762)

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
lae
Futures Contracts:
The Fund had the following futures contracts open at March 31, 2026:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Long:
U.S. Treasury 5 Year Notes 233 Jun-26 $ 23,300,000 $ 25,205,867 $ (316,752)
Short:
Euro-Bobl 25 Jun-26 EUR (2,500,000) (3,335,494) 23,464
Euro-Bund 28 Jun-26 (2,800,000) (4,058,097) 83,626
Euro-Buxl 3 Jun-26 (300,000) (382,332) 5,336
U.S. Treasury 2 Year Notes 78 Jun-26 $ (15,600,000) (16,180,734) 85,201
U.S. Treasury 10 Year Notes 77 Jun-26 (7,700,000) (8,550,609) 14,643
U.S. Treasury 10 Year Ultra Bonds 63 Jun-26 (6,300,000) (7,151,484) 18,425
U.S. Treasury Long Bonds 18 Jun-26 (1,800,000) (2,049,750) 42,451
U.S. Treasury Ultra Bonds 72 Jun-26 (7,200,000) (8,392,500) 217,258
$ 173,652
Put Options Purchased:
The Fund had the following put options purchased open at March 31, 2026:
Counterparty Description
Strike
Price
Expiration
Date
Number of
Contracts
Notional
Amount Value
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
Barclays Bank plc USD/KRW KRW 1,420 9/17/26 1,000,000 $ 1,000,000 $ 9,547 $ 13,080 $ (3,533)
Goldman Sachs
International USD/KRW KRW 1,420 9/21/26 1,000,000 1,000,000 9,713 10,485 (772)
JPMorgan Chase Bank
NA USD/KRW KRW 1,420 9/28/26 2,000,000 2,000,000 20,220 16,450 3,770
Total $39,480 $40,015 $(535)
Call Options Written:
The Fund had the following call options written open at March 31, 2026:
Counterparty Description
Strike
Price
Expiration
Date
Number of
Contracts
Notional
Amount Value
Premiums
Received
Unrealized
Depreciation
Barclays Bank plc
USD/KRW KRW 1,590 9/17/26 1,000,000 $ 1,000,000 $ (12,897) $ (9,510) $ (3,387)
Goldman Sachs
International
USD/KRW KRW 1,600 9/21/26 1,000,000 1,000,000 (11,944) (10,485) (1,459)
JPMorgan Chase Bank
NA
USD/KRW KRW 1,630 9/28/26 2,000,000 2,000,000 (18,881) (16,450) (2,431)
Total $(43,722) $(36,445) $(7,277)
Centrally Cleared Credit Default Swap Agreements
The Fund had the following centrally cleared credit default swap agreements open at March 31, 2026:
Swap
Counterparty
And Reference
Obligation
Credit
Rating of
Reference
Obligation
Buy/Sell
Protection
Pay/Receive
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) Value
Upfront
Payment
Received
Unrealized
Appreciation
(Depreciation)
Bank of
America
Merrill Lynch
CDX.NA.HY.45 NR Buy 5 .00 % Quarterly 12/20/30 $ 42,520 $ (2,284,048) $ (3,169,557) $ 885,509

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Centrally Cleared Credit Default Swap Agreements (continued)
Swap
Counterparty
And Reference
Obligation
Credit
Rating of
Reference
Obligation
Buy/Sell
Protection
Pay/Receive
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) Value
Upfront
Payment
Received
Unrealized
Appreciation
(Depreciation)
Bank of
America
Merrill Lynch
iTraxx Europe
Crossover 44 NR Buy 5 .00 % Quarterly 12/20/30 $ 34,000 $ (2,908,192) $ (3,343,546) $ 435,354
Bank of
America
Merrill Lynch
Saudi Arabia
Government
Bond NR Buy 1 .00 Quarterly 12/20/30 1,892 (15,785) (8,917) (6,868)
$(5,208,025) $(6,522,020) $1,313,995
Credit Default Swap Agreements
The Fund had the following credit default swap agreements open at March 31, 2026:
Swap
Counterparty
And Reference
Obligation
Credit
Rating of
Reference
Obligation
Buy/Sell
Protection
Pay/Receive
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) Value
Upfront
Payment
Received
Unrealized
Appreciation
(Depreciation)
Goldman Sachs
International
Petroleos
Mexicanos NR Sell 1 .00 % Quarterly 6/20/27 $ 1,260 $ (17,498) $ (21,115) $ 3,617
Barclays Bank
plc Petroleos
Mexicanos NR Sell 1 .00 Quarterly 6/20/27 840 (11,665) (14,580) 2,915
JPMorgan
Chase Bank
NA Petroleos
Mexicanos NR Sell 1 .00 Quarterly 6/20/27 560 (7,777) (10,501) 2,724
Barclays Bank
plc Petroleos
Mexicanos NR Sell 1 .00 Quarterly 12/20/26 1,120 (7,916) (10,152) 2,236
Barclays Bank
plc Ecuador
Government
Bond NR Buy 5 .00 Quarterly 12/20/26 47 (1,108) (512) (596)
$(45,964) $(56,860) $10,896
Centrally Cleared Interest Rate Swap Agreements:
The Fund had the following centrally cleared interest rate swap agreements open at March 31, 2026:
Swap
Counterparty
Floating
Rate
Index
Pay /
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid/
Received
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Paid
Unrealized
Appreciation
(Depreciation)
Bank of America
Merrill Lynch 3 Month WIBOR Receive 4 .61%
Annual/
Quarterly 9/09/32 PLN 79,480 $ 110,490 $ – $ 110,490
Bank of America
Merrill Lynch 3 Month JIBAR Pay 8 .66
Quarterly/
Quarterly 9/17/35 ZAR 54,600 80,859 – 80,859
Bank of America
Merrill Lynch 3 Month WIBOR Receive 4 .49
Annual/
Quarterly 8/12/32 PLN 18,518 34,715 – 34,715

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Centrally Cleared Interest Rate Swap Agreements: (continued)
Swap
Counterparty
Floating
Rate
Index
Pay/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid/
Received
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Paid
Unrealized
Appreciation
(Depreciation)
Bank of America
Merrill Lynch 3 Month JIBAR Pay 8 .64%
Quarterly/
Quarterly 9/17/35 ZAR 23,300 $ 33,157 $ – $ 33,157
Bank of America
Merrill Lynch 3 Month WIBOR Receive 4 .61
Annual/
Quarterly 9/09/32 PLN 19,870 27,622 – 27,622
Bank of America
Merrill Lynch 3 Month JIBAR Pay 8 .47
Quarterly/
Quarterly 9/17/35 ZAR 19,000 14,035 – 14,035
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .64
Monthly/
Monthly 3/27/28 MXN 100,000 10,331 – 10,331
Bank of America
Merrill Lynch 3 Month WIBOR Receive 4 .49
Annual/
Quarterly 8/12/32 PLN 4,630 8,680 – 8,680
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .63
Quarterly/
Quarterly 3/18/31 CNY 22,400 4,157 – 4,157
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .83
Quarterly/
Quarterly 6/17/31 KRW 3,500,000 2,974 – 2,974
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .64
Quarterly/
Quarterly 6/17/31 CNY 10,000 1,939 – 1,939
Bank of America
Merrill Lynch 6 Month WIBOR Receive 4 .95
Annual/
Semi-
Annual 6/17/36 PLN 359 – – –
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .59
Quarterly/
Quarterly 12/17/30 CNY 5,000 (94) – (94)
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .59
Quarterly/
Quarterly 12/17/30 4,000 (115) – (115)
Bank of America
Merrill Lynch 6 Month WIBOR Receive 4 .91
Annual/
Semi-
Annual 6/17/36 PLN 1,271 (367) – (367)
Bank of America
Merrill Lynch 1 Day BRL CDI Receive 13 .64
At Maturity/
At Maturity 1/02/29 BRL 23,000 937 – 937
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .59
Quarterly/
Quarterly 12/17/30 CNY 24,600 (950) – (950)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .30
Monthly/
Monthly 12/09/27 MXN 14,600 (974) – (974)
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .60
Quarterly/
Quarterly 3/18/31 CNY 38,000 (1,084) – (1,084)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .27
Monthly/
Monthly 12/09/27 MXN 16,000 (1,517) – (1,517)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .30
Monthly/
Monthly 12/15/27 19,000 (1,496) – (1,496)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .04
Monthly/
Monthly 1/14/28 5,000 (1,919) – (1,919)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .47
Quarterly/
Quarterly 3/18/31 KRW 441,400 (3,646) – (3,646)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 441,000 (4,002) – (4,002)
Bank of America
Merrill Lynch 6 Month WIBOR Receive 4 .70
Annual/
Semi-
Annual 6/17/31 PLN 5,600 (5,405) – (5,405)
Bank of America
Merrill Lynch 1 Day BRL CDI Receive 13 .82
At Maturity/
At Maturity 1/02/29 BRL 6,000 (5,017) – (5,017)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .47
Quarterly/
Quarterly 3/18/31 KRW 721,600 (5,897) – (5,897)
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .59
Semi-
Annual/
Annual 8/12/32 PLN 4,630 (7,027) – (7,027)

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Centrally Cleared Interest Rate Swap Agreements: (continued)
Swap
Counterparty
Floating
Rate
Index
Pay/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid/
Received
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Paid
Unrealized
Appreciation
(Depreciation)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .44%
Quarterly/
Quarterly 3/18/31 KRW 960,000 $ (8,785) $ – $ (8,785)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .41
Quarterly/
Quarterly 3/18/31 882,000 (8,957) – (8,957)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .45
Quarterly/
Quarterly 3/18/31 1,059,000 (9,372) – (9,372)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .56
Monthly/
Monthly 6/14/28 MXN 52,300 (9,699) – (9,699)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .47
Quarterly/
Quarterly 3/18/31 KRW 1,156,400 (9,551) – (9,551)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 1,059,000 (9,834) – (9,834)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 1,156,000 (10,492) – (10,492)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .12
Monthly/
Monthly 1/12/28 MXN 35,000 (10,566) – (10,566)
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .50
Semi-
Annual/
Annual 3/18/36 HUF 86,000 (11,090) – (11,090)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .08
Monthly/
Monthly 1/13/28 MXN 35,000 (11,916) – (11,916)
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .65
Semi-
Annual/
Annual 3/18/31 HUF 239,303 (14,243) – (14,243)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .47
Quarterly/
Quarterly 3/18/31 KRW 1,890,600 (15,450) – (15,450)
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .39
Semi-
Annual/
Annual 3/18/36 HUF 119,167 (17,929) – (17,929)
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .71
Semi-
Annual/
Annual 9/09/32 PLN 19,870 (20,880) – (20,880)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .08
Monthly/
Monthly 3/10/28 MXN 46,000 (20,761) – (20,761)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 KRW 2,516,000 (23,025) – (23,025)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .41
Quarterly/
Quarterly 3/18/31 2,313,000 (23,491) – (23,491)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .45
Quarterly/
Quarterly 3/18/31 2,775,000 (24,559) – (24,559)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 2,775,000 (25,771) – (25,771)
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .59
Semi-
Annual/
Annual 8/12/32 PLN 18,518 (28,107) – (28,107)
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .45
Semi-
Annual/
Annual 3/18/36 HUF 225,000 (31,233) – (31,233)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 8 .09
Monthly/
Monthly 1/16/36 MXN 22,000 (31,956) – (31,956)
Bank of America
Merrill Lynch 6 Month BUBOR Pay 6 .40
Semi-
Annual/
Annual 3/18/36 HUF 223,833 (33,520) – (33,520)

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Centrally Cleared Interest Rate Swap Agreements: (continued)
Swap
Counterparty
Floating
Rate
Index
Pay/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid/
Received
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Paid
Unrealized
Appreciation
(Depreciation)
Bank of America
Merrill Lynch 1 Day BRL CDI Pay 12 .90%
At Maturity/
At Maturity 1/02/29 BRL 10,310 $ (38,962) $ – $ (38,962)
Bank of America
Merrill Lynch 1 Day BRL CDI Pay 12 .62
At Maturity/
At Maturity 1/02/29 8,000 (42,936) – (42,936)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 6 .93
Monthly/
Monthly 12/15/27 MXN 94,400 (39,863) – (39,863)
Bank of America
Merrill Lynch 1 Day BRL CDI Pay 12 .61
At Maturity/
At Maturity 1/02/29 BRL 10,900 (59,046) – (59,046)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .87
Monthly/
Monthly 1/31/36 MXN 26,000 (58,828) – (58,828)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .38
Quarterly/
Quarterly 3/18/31 KRW 6,556,000 (73,231) – (73,231)
Bank of America
Merrill Lynch 6 Month WIBOR Pay 4 .71
Semi-
Annual/
Annual 9/09/32 PLN 79,480 (83,518) – (83,518)
Bank of America
Merrill Lynch 3 Month JIBAR Pay 7 .81
Quarterly/
Quarterly 12/17/35 ZAR 43,000 (88,319) – (88,319)
Bank of America
Merrill Lynch 1 Day MIBOR Pay 6 .28
Semi-
Annual/
Semi-
Annual 3/18/31 INR 465,000 (100,303) – (100,303)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .38
Quarterly/
Quarterly 3/18/31 KRW 11,072,000 (123,675) – (123,675)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .30
Quarterly/
Quarterly 3/18/31 10,000,000 (134,360) – (134,360)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .69
Monthly/
Monthly 2/18/36 MXN 55,000 (164,702) – (164,702)
Bank of America
Merrill Lynch
3 Month
Australian BBR Pay 3 .77
Quarterly/
Semi-
Annual 12/17/35 NZD 8,000 (152,358) – (152,358)
Bank of America
Merrill Lynch 3 Month JIBAR Pay 7 .28
Quarterly/
Quarterly 3/18/36 ZAR 50,000 (217,139) – (217,139)
Bank of America
Merrill Lynch 1 Day MIBOR Pay 5 .69
Semi-
Annual/
Semi-
Annual 9/17/30 INR 524,800 (220,990) – (220,990)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .71
Monthly/
Monthly 11/26/35 MXN 90,000 (255,165) – (255,165)
Bank of America
Merrill Lynch 3 Month JIBAR Pay 7 .13
Quarterly/
Quarterly 3/18/36 ZAR 65,000 (323,467) – (323,467)
$(2,297,663) $– $(2,297,663)
CDI Interbank Deposit
BBR Bank Bill Rate
BUBOR Budapest Interbank Offered Rate.
JIBAR Johannesburg Interbank Agreed Rate.
KSDA           Korea Securities Dealers Association
MIBOR Mumbai Interbank Offered Rate.
TIIE Interbank Equilibrium Interest Rate.
WIBOR Warsaw Interbank Offered Rate.
BRL Brazilian Real
CLP Chilean Peso
CNY Chinese yuan
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
INR Indian Rupee
KRW Korea (Rep.) Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PLN Polish Zloty
TRY Turkish Lira
TWD Taiwan Dollar
ZAR South African Rand

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Corporate Bonds 24 .7%
Commercial Mortgage-Backed Securities 22 .8
Collateralized Mortgage Obligations — Agency
Collateral Series 22 .4
Short-Term Investments 15 .3
Sovereign 7 .4
Asset-Backed Securities 5 .7
Other* 1 .7
Total Investments 100 .0% **
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open futures contracts with a value of $ 75,306,867 and net unrealized appreciation of $ 173,652 . Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $ 318,762 . Also does not include open swap agreements with net unrealized depreciation of $ 972,772 .

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (81.6%)
Corporate Bonds ( 0 .2% )
Health Care Providers & Services (0.2%)
Ascension Health
4.92%, 11/15/35 $ 510,000 $ 504,160
Municipal Bonds ( 80 .6% )
Certificate of Participation/Lease ( 1 .1% )
Adams County School District No. 1,
Series 2025
5.00%, 12/1/38 1,000,000 1,090,400
City of Golden CO,
Series 2025
5.00%, 12/1/37 525,000 578,063
County of Larimer,
Series 2025 A
5.00%, 12/1/39 500,000 552,750
2,221,213
–
Education ( 9 .6% )
Arizona Industrial Development Authority,
Equitable School Revolving Fund LLC Obligated Group
Series 2026 A
5.00%, 11/1/37 2,530,000 2,761,870
Arlington Higher Education Finance Corp.,
Lifeschool of Dallas
Series 2024
4.00%, 8/15/44 235,000 225,823
Board of Governors of Colorado State,
University System
Series 2025 C
5.00%, 3/1/37 625,000 695,830
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(a) 500,000 510,105
Build NYC Resource Corp.,
Nightingale-Bamford School
Series 2025
5.00%, 7/1/40 1,000,000 1,083,713
Success Academy Charter Schools Inc Obligated Group
Series 2025
4.00%, 9/1/43 830,000 777,226
Colorado Educational & Cultural Facilities Authority,
Kent Denver School
Series 2025
4.00%, 6/1/35 1,000,000 1,033,143
Connecticut State Health & Educational Facilities Authority,
Quinnipiac University
Series M
5.00%, 7/1/29 250,000 250,860
Yale University
Series V
5.00%, 7/1/36 330,000 379,730
Series 2025 B-2
5.00%, 7/1/64(a) 1,000,000 1,115,552
Connecticut State Higher Education Supplement Loan Authority,
Series 2025 B-2 (AMT)
5.00%, 11/15/45(a) 250,000 250,268
Series 2025 B-1 (AMT)
5.25%, 11/15/34 215,000 230,074
Face
Amount Value
Indiana Secondary Market for Education Loans, Inc.,
Series 2025 1-A (AMT)
5.00%, 6/1/33 $ 215,000 $ 225,164
Knox Warren Etc Counties Community College District No. 518,
Carl Sandburg
Series 2025
5.00%, 12/1/35(a) 450,000 450,184
Massachusetts Development Finance Agency,
Trustees of Boston College
Series 2025 W
5.00%, 7/1/40 750,000 830,120
Navajo County Unified School District No. 27,
Kayenta
Series 2025
5.50%, 7/1/35 395,000 448,193
New Jersey Higher Education Student Assistance Authority,
Series 2025-1B (AMT)
5.00%, 12/1/31 1,000,000 1,068,771
New Jersey Institute of Technology,
Series 2025 A
5.00%, 7/1/38 200,000 223,935
New York State Dormitory Authority,
Series 2025 A
5.00%, 10/1/32 35,000 39,715
Private Colleges & Universities Authority,
Emory University
Series 2025 A
5.25%, 9/1/39 410,000 463,545
Public Finance Authority,
Triad Math & Science Academy Co.
Series 2026
5.00%, 6/15/36(b) 1,500,000 1,507,304
Rhode Island Health and Educational Building Corp.,
Town of East Greenwich
Series 2025 B
5.00%, 5/15/35 570,000 643,574
Town of North Providence
Series 2025 C
5.00%, 5/15/41 1,000,000 1,070,043
Rogers County Educational Facilities Authority,
Independent School District No. 4 Oologah-Talala
Series 2026
5.00%, 9/1/32 485,000 516,814
University of California College of the Law,
Series 2026
4.52%, 8/1/31 210,000 209,014
University of Connecticut,
Series 2026
3.83%, 3/23/27 1,500,000 1,498,715
University of North Carolina at Chapel Hill,
Series 2012 B
3.48%, 12/1/41(a) 500,000 501,428
University of Washington,
Series 2024 A
5.00%, 4/1/44 250,000 267,327
19,278,040
–

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (80.6%) (cont’d)
General Obligation ( 18 .8% )
Charlton County School District,
Series 2025
6.00%, 4/1/41 $ 150,000 $ 176,050
Chicago Board of Education,
Series 2012 B
5.00%, 12/1/33 500,000 488,172
Series 2025 B
5.50%, 12/1/34 1,000,000 1,069,624
City of Bristol,
Series 2021 B
3.00%, 6/1/35 10,000 9,357
City of Chicago,
Series 2024 B
5.00%, 1/1/33 200,000 208,519
Series 2021 A
5.00%, 1/1/34 20,000 20,527
Series 2024 B
5.00%, 1/1/35 135,000 140,051
Series 2019 A
5.50%, 1/1/49 150,000 147,468
City of Detroit MI,
Series 2020
5.50%, 4/1/40 250,000 262,714
City of Gadsden,
Series 2025 A
5.00%, 10/1/33 150,000 168,220
City of New York,
Series 2026 F-1
5.00%, 8/1/33 1,000,000 1,121,134
Series 2026 D
5.00%, 10/1/36 1,500,000 1,674,792
Series 2024 D
5.00%, 4/1/39 630,000 682,239
City of Philadelphia,
Series 2025 C
5.00%, 8/1/34 1,000,000 1,139,129
City of Sterling,
Series 2026
5.00%, 11/1/37 750,000 832,402
Clackamas County School District No. 12,
North Clackamas
Series A
0.00%, 6/15/38(c) 715,000 417,283
Commonwealth of Massachusetts,
Series 2015 B
4.00%, 5/1/45 450,000 426,023
Commonwealth of Pennsylvania,
Series 2018
4.00%, 3/1/38 500,000 504,194
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 611,000 622,862
County of King,
Series 2021 C
2.16%, 12/1/32 1,000,000 878,872
County of Williamson,
Series 2019
3.00%, 4/1/36 2,210,000 2,060,868
Face
Amount Value
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/37 $ 250,000 $ 274,269
Dallas Independent School District,
Series 2023
5.00%, 2/15/42 260,000 275,611
Series 2025 A-6
5.00%, 2/15/55(a) 500,000 544,018
Detroit City School District,
Series 2001 A
6.00%, 5/1/29 1,000,000 1,057,196
District of Columbia,
Series 2026 A
5.00%, 6/1/38 2,750,000 3,096,324
DuPage County Forest Preserve District,
Series 2025
5.00%, 11/1/33 200,000 226,291
Forney Independent School District,
Series 2025
5.25%, 8/15/41 1,055,000 1,170,901
Harris County Improvement District No. 18,
Series 2024 A
4.00%, 9/1/39 640,000 637,863
Harris County Municipal Utility District No. 165,
Series 2024
3.38%, 3/1/41 500,000 437,823
Lake County Consolidated High School District No. 120,
Mundelein
Series 2026
5.00%, 12/1/39 2,000,000 2,187,166
L'Anse Creuse Public Schools,
Series 2025 I
5.00%, 5/1/38 750,000 833,902
Long Beach Unified School District,
Series D
4.25%, 8/1/49 2,000,000 1,947,281
Maricopa County Elementary School District No. 6,
Washington
Series 2025 B
5.00%, 7/1/38 500,000 549,169
Maricopa County Unified School District No. 69,
Paradise Valley
Series 2025 B
5.00%, 7/1/36 650,000 739,202
Menifee Union School District,
Series 2017 A
3.25%, 8/1/37 200,000 191,931
Northside Independent School District,
Series 2020
3.55%, 6/1/50(a) 750,000 759,584
Oregon City School District No. 62,
Series 2025 B
5.00%, 6/15/38 450,000 504,245
Oxnard School District,
Series 2026
0.00%, 2/1/31(c) 590,000 498,925
Prosper Independent School District,
Series 2022
4.00%, 2/15/53(a) 1,000,000 1,028,128

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (80.6%) (cont’d)
General Obligation (18.8%) (cont’d)
Raindance Metropolitan District No. 2,
Series 2024
4.00%, 12/1/44 $ 270,000 $ 258,412
State of Illinois IL,
Series 2020
5.50%, 5/1/39 315,000 332,046
State of Maryland,
Series 2017 A
3.00%, 8/1/31 255,000 253,337
State of Texas,
Series 2025 F
4.20%, 8/1/32 400,000 402,338
Series 2025 F
4.39%, 8/1/33 750,000 760,836
Series 2025
5.00%, 10/1/36 1,000,000 1,136,399
State of Washington,
Series 2026 D
5.00%, 6/1/38 3,000,000 3,391,508
United City of Yorkville IL,
Series 2025 A
5.00%, 12/30/36 350,000 383,221
Village of Westchester IL,
Series 2025
5.00%, 12/15/38 655,000 711,742
Will County Community Unit School District No. 209-U,
Wilmington
Series 2026
5.00%, 2/1/36 50,000 54,580
37,694,748
–
Hospital ( 7 .9% )
Allegheny County Hospital Development Authority,
UPMC Obligated Group
Series 2017 D-2
3.12%, 11/15/47(a) 500,000 496,448
California Statewide Communities Development Authority,
Series 2025 B
5.00%, 10/1/30(b) 1,000,000 1,082,304
City of Minneapolis MN,
Children's Health Care Obligated Group
Series 2025
5.00%, 8/15/44 800,000 833,884
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(a) 500,000 525,806
CommonSpirit Health Obligated Group
Series 2025 A
5.00%, 9/1/35 500,000 550,520
Series 2019 B-2
5.00%, 8/1/49(a) 500,000 500,510
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 250,000 267,010
Face
Amount Value
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 $ 500,000 $ 500,622
Health & Educational Facilities Authority of the State of Missouri,
BJC Healthcare Obligated Group
Series 2026 A
5.00%, 4/1/36 2,000,000 2,267,204
Idaho Health Facilities Authority,
St. Luke's Health System Ltd. Obligated Group
Series 2025 C
5.00%, 3/1/60(a) 1,000,000 1,077,492
Illinois Finance Authority,
Ascension Health Credit Group
Series 2016 C
5.00%, 2/15/41 500,000 506,742
Indiana Finance Authority,
Indiana University Health, Inc. Obligated Group
Series 2025 D-4
5.00%, 10/1/57(a) 1,000,000 1,108,657
Industrial Development Authority of the County of Yavapai (The),
Yavapai Community Hospital Association Obligated Group
Series 2019
4.00%, 8/1/43 540,000 497,440
Michigan State Hospital Finance Authority,
Corewell Health Obligated Group
Series 2025 B-1
5.00%, 8/15/55(a) 750,000 818,727
New York State Dormitory Authority,
Montefiore Obligated Group
Series 2024
5.00%, 11/1/35 500,000 537,652
White Plains Hospital Obligated Group
Series 2024
5.00%, 10/1/35 200,000 214,932
Pennsylvania Higher Educational Facilities Authority,
Thomas Jefferson University Obligated Group
Series 2024 B-1
5.25%, 11/1/40 750,000 805,256
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 A
5.25%, 9/1/39 500,000 529,096
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.50%, 11/1/48 250,000 264,608
South Dakota Health & Educational Facilities Authority,
Sanford Obligated Group
Series 2025 C-2
5.00%, 11/1/51(a) 1,000,000 1,088,021
University of Colorado Hospital Authority,
Series 2024 B
5.00%, 11/15/31 250,000 276,882
Wisconsin Health & Educational Facilities Authority,
Hospital Sisters Services Obligated Group
Series 2025 A
5.00%, 8/15/37 1,000,000 1,092,006
15,841,819
–

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (80.6%) (cont’d)
Housing ( 0 .6% )
Public Finance Authority,
KSU Bixby Real Estate Foundation LLC
Series 2025 A
5.00%, 6/15/35 $ 600,000 $ 641,727
Series 2025 A
5.00%, 6/15/39 350,000 365,319
Washington State Housing Finance Commission,
Provident Group-SH I Properties LLC
Series 2024
5.50%, 7/1/44 250,000 255,134
1,262,180
–
Other Revenue ( 25 .1% )
Alaska Municipal Bond Bank Authority,
Series 2025-3
5.00%, 10/1/37 150,000 167,071
Arizona Industrial Development Authority,
Series 2025
5.26%, 10/1/33 945,000 961,111
Black Belt Energy Gas District,
Series 2026 A
5.00%, 12/1/34 1,500,000 1,566,106
Series 2025 B
5.00%, 10/1/35 535,000 535,917
Brownsburg 1999 School Building Corp.,
Series 2025
5.00%, 7/15/34 200,000 222,343
Buckeye Tobacco Settlement Financing Authority,
Series 2020 A-2
4.00%, 6/1/37 500,000 501,363
Build NYC Resource Corp.,
RiverSpring Health Senior Living, Inc. Obligated Group
Series 2026 B-3
5.25%, 12/15/31(b) 3,000,000 2,961,767
California Community Choice Financing Authority,
Series 2024 B
5.00%, 1/1/55(a) 835,000 853,040
Series 2024 C
5.00%, 8/1/55(a) 325,000 337,434
Series 2023 F
5.50%, 10/1/54(a) 485,000 527,676
California Municipal Finance Authority,
HumanGood California Obligated Group
Series 2025 A
5.00%, 10/1/43 1,000,000 1,031,231
California Statewide Communities Development Authority,
Foothill Oak Park Apartments LLC
Series 2025 H-1
4.25%, 9/1/67(a) 1,000,000 1,016,893
City of Mesa AZ,
Utility System
Series 2014
4.00%, 7/1/37 215,000 215,017
City of Phoenix Civic Improvement Corp.,
Airport
Series 2019 B (AMT)
5.00%, 7/1/33 1,355,000 1,419,612
Face
Amount Value
City of Raleigh,
Series 2025
5.00%, 10/1/39 $ 360,000 $ 401,214
City of San Antonio,
Electric & Gas Systems
Series 2026 A
3.15%, 2/1/55(a) 1,250,000 1,233,042
City of Whiting IN,
BP Products North America, Inc.
Series 2008
4.20%, 6/1/44(a) 1,000,000 1,029,960
County of Pitkin,
Solid Waste Center Enterprise
Series 2026
5.50%, 12/1/44 200,000 226,582
District of Columbia Housing Finance Agency,
Carl F West LLC
Series 2023 A-2
4.40%, 9/1/45(a) 500,000 512,796
Downtown Revitalization Public Infrastructure District,
City of Salt Lake City Revitalization
Series 2025 A
5.00%, 6/1/39 1,300,000 1,359,423
Empire State Development Corp.,
State of New York Sales Tax
Series 2023 A
5.00%, 3/15/44 500,000 532,094
EP Cimarron Ventanas PFC,
Series 2024
4.00%, 12/1/34 370,000 367,507
EP Forty649 PFC,
Series 2026
4.00%, 1/1/37 1,500,000 1,430,134
FW Texas Street Public Facility Corp.,
Series 2025
5.00%, 5/1/38 750,000 789,166
Idaho State Building Authority,
State of Idaho Sales Tax
Series 2025 A
5.00%, 6/1/34 970,000 1,108,969
Iowa Finance Authority,
Lifespace Communities, Inc. Obligated Group
Series 2024 A
5.00%, 5/15/39 500,000 513,406
IPS Multi-School Building Corp.,
Indianapolis Board of School Commissioners
Series 2025
5.00%, 7/15/39 1,000,000 1,097,076
Lansing Board of Water & Light,
Series 2026 A
5.00%, 7/1/51(a) 355,000 388,044
Las Varas Public Facility Corp.,
Central at Commerce LP
Series 2026 A
3.35%, 11/1/44(a) 1,250,000 1,230,900
Lawton Industrial Development Authority,
City of Lawton
Series 2026 A
5.00%, 7/1/38(d) 150,000 162,717

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (80.6%) (cont’d)
Other Revenue (25.1%) (cont’d)
Main Street Energy, Inc.,
Series 2025 D
5.00%, 12/1/33 $ 700,000 $ 733,877
Main Street Natural Gas, Inc.,
Series 2022 B
5.00%, 12/1/52(a) 500,000 521,825
Series 2023 B
5.00%, 7/1/53(a) 500,000 524,453
Series 2025 A
5.00%, 6/1/55(a) 500,000 534,998
Michigan State Housing Development Authority,
Series B
3.35%, 12/1/34 335,000 322,365
Series 2024 D
3.40%, 6/1/30 45,000 45,222
Missouri State Environmental Improvement & Energy Resources Authority,
Evergy Metro, Inc.
Series 2008 (AMT)
4.05%, 5/1/38(a) 725,000 733,751
Montgomery County Housing Opportunities Commission,
Series 2025 A
3.85%, 7/1/34 500,000 507,245
New Jersey Transportation Trust Fund Authority,
Series 2022 CC
5.00%, 6/15/42 500,000 530,860
New York City Housing Development Corp.,
Series 2026 B
3.10%, 11/1/45(a) 1,175,000 1,166,649
8 Spruce NY Owner LLC
Series 2024 D
4.00%, 12/15/31 375,000 382,387
New York City Transitional Finance Authority,
Future Tax Secured
Series 2024 C
5.00%, 5/1/37 500,000 550,754
New York Energy Finance Development Corp.,
Series 2025
5.00%, 7/1/56(a) 720,000 735,527
New York State Energy Research & Development Authority,
Rochester Gas and Electric Corp.
Series 2004 B (AMT)
4.00%, 5/15/32 360,000 362,550
New York State Housing Finance Agency,
State of New York Personal Income Tax
Series 2024 A-2
3.45%, 6/15/54(a) 750,000 754,769
New York Transportation Development Corp.,
Delta Air Lines, Inc.
Series 2023 (AMT)
5.63%, 4/1/40 250,000 262,843
North Lawrence Community Schools Building Corp.,
North Lawrence Community Schools
Series 2025
5.00%, 1/15/33 270,000 300,088
Series 2025
5.00%, 7/15/33 85,000 94,822
Face
Amount Value
Oklahoma County Finance Authority,
Oklahoma County Independent School District No. 41 Western Heights
Series 2025
5.00%, 9/1/35 $ 665,000 $ 685,734
Park Creek Metropolitan District,
Westerly Creek District Service Area
Series 2025
5.00%, 12/1/36 100,000 108,482
Puerto Rico Sales Tax Financing Corp. Sales Tax,
Series A-2
4.33%, 7/1/40 2,000,000 1,973,298
Rhode Island Infrastructure Bank,
Series 2026 A
5.00%, 10/1/42 1,425,000 1,551,309
San Francisco City & County Redevelopment Agency Successor Agency,
Series 2025 C
4.80%, 8/1/34 2,000,000 2,022,045
Snohomish County Housing Authority,
HASCO Allegro Lynnwood LLC
Series 2026
3.75%, 4/1/36 2,250,000 2,107,672
South Carolina Jobs-Economic Development Authority,
SFRI Reserve at Wescott Apartments LLC
Series 2025
5.00%, 12/1/35 525,000 550,040
Sixteenth Floor Obligated Group
Series 2025
4.00%, 12/1/35 440,000 432,976
South Carolina Public Service Authority,
Series 2025 B
5.00%, 12/1/44 500,000 529,773
Southeast Energy Authority A Cooperative District,
Series 2025 A
5.00%, 1/1/56(a) 25,000 25,161
Tennessee Energy Acquisition Corp.,
Series 2025 A
5.00%, 12/1/35 835,000 884,858
Tobacco Settlement Financing Corp.,
Series 2018 A
5.00%, 6/1/34 500,000 517,399
Vancouver Housing Authority,
Series 2024
4.00%, 8/1/34 670,000 659,727
Virginia Housing Development Authority,
Series 2024 E
4.05%, 10/1/44 225,000 221,457
Virginia Resources Authority,
Series 2025 B
4.13%, 11/1/40 175,000 179,965
Washington State Housing Finance Commission,
Horizon House Obligated Group
Series 2025 B-1
5.00%, 1/1/35 1,000,000 980,672
West Virginia Economic Development Authority,
Commercial Metals Co.
Series 2025 (AMT)
4.63%, 4/15/55(a) 775,000 788,619

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (80.6%) (cont’d)
Other Revenue (25.1%) (cont’d)
Wisconsin Health & Educational Facilities Authority,
Wisconsin Housing Preservation Corp.
Series 2024 A
3.63%, 11/1/29 $ 720,000 $ 719,915
Wisconsin Housing & Economic Development Authority,
Housing
Series 2024 B
3.75%, 11/1/55(a) 450,000 452,065
49,155,763
–
Transportation ( 9 .2% )
Chicago O'Hare International Airport,
Series 2018 A (AMT)
5.00%, 1/1/38 1,000,000 1,024,756
City of Atlanta,
Department of Aviation
Series 2025 B-1 (AMT)
5.00%, 7/1/40 1,000,000 1,069,667
City of Houston,
Airport System
Series 2025 A (AMT)
5.25%, 7/1/39 1,000,000 1,095,900
Airport System, United Airlines, Inc.
Series 2024 B (AMT)
5.50%, 7/15/36 535,000 564,325
United Airlines, Inc.
Series 2025 B (AMT)
5.25%, 7/15/33 1,000,000 1,051,254
City of Los Angeles CA,
Department of Airports
Series 2025 A (AMT)
5.00%, 5/15/35 500,000 559,532
City of Salt Lake City UT,
Airport
Series 2017 A (AMT)
5.00%, 7/1/36 555,000 562,425
Columbus Regional Airport Authority,
Series 2025 B
5.00%, 1/1/37 725,000 807,424
Metropolitan Transportation Authority,
Series 2025 B
5.00%, 11/15/34 1,000,000 1,142,044
Series A-1
5.00%, 11/15/46 440,000 441,297
Metropolitan Washington Airports Authority Aviation,
Series A (AMT)
5.00%, 10/1/31 500,000 504,469
New York Transportation Development Corp.,
JFK International Air Terminal LLC
Series 2022 (AMT)
5.00%, 12/1/32 500,000 540,815
JFK Millennium Partners LLC
Series 2024 A (AMT)
5.25%, 12/31/54 500,000 503,207
JFK NTO LLC
Series 2023 (AMT)
5.50%, 6/30/38 250,000 264,750
Face
Amount Value
Series 2025 (AMT)
6.00%, 6/30/42 $ 250,000 $ 276,199
North Texas Tollway Authority,
Series 2023 A
5.00%, 1/1/41 250,000 269,305
Pennsylvania Turnpike Commission,
Series 2024-1
5.00%, 6/1/36 750,000 841,818
Port Authority of New York & New Jersey,
Series 217 (AMT)
5.00%, 9/15/32 1,000,000 1,031,620
Series 202 (AMT)
5.00%, 10/15/35 750,000 760,130
San Francisco City & County Airport Commission,
San Francisco International Airport
Series 2025 A (AMT)
5.00%, 5/1/35 750,000 833,079
South Jersey Transportation Authority,
Series 2025 A
5.00%, 11/1/37 690,000 768,944
State of Alaska International Airports System,
Series 2025 A
5.00%, 10/1/33 315,000 355,505
State of Connecticut,
Special Tax
Series 2025 A
5.00%, 7/1/38 1,500,000 1,686,701
Series 2021 A
5.00%, 5/1/41 500,000 530,034
Texas Private Activity Bond Surface Transportation Corp.,
NTE Mobility Partners Segments 3 LLC
Series 2023 (AMT)
5.38%, 6/30/38 250,000 263,146
Texas Transportation Commission,
State Highway 249 System
Series 2019 A
0.00%, 8/1/40(c) 400,000 203,059
Virginia Small Business Financing Authority,
95 Express Lanes LLC
Series 2022 (AMT)
5.00%, 7/1/38 335,000 347,974
18,299,379
–
Utility ( 4 .1% )
Delaware State Economic Development Authority,
NRG Energy, Inc.
Series 2020 A
4.00%, 10/1/45(a) 1,500,000 1,477,030
Development Authority of Burke County (The),
Series 1996-1
2.80%, 10/1/32 1,000,000 968,669
Development Authority of Monroe County (The),
Georgia Power Co.
Series 2008
3.35%, 11/1/48(a) 750,000 755,945
Oglethorpe Power Corp.
Series 2013 A
3.60%, 1/1/39(a) 500,000 506,681

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (80.6%) (cont’d)
Utility (4.1%) (cont’d)
Energy Northwest,
Bonneville Power Administration
Series 2021 A
5.00%, 7/1/41 $ 825,000 $ 871,932
Intermountain Power Agency,
Intermountain Power Agency
Series 2025
5.00%, 7/1/38 550,000 591,758
Los Angeles Department of Water & Power,
Power System
Series 2025 A
5.00%, 7/1/35 100,000 112,341
Muscatine Power and Water,
Electric
Series 2026 A
5.00%, 12/1/40 1,000,000 1,079,076
Series 2026 A
5.00%, 12/1/41 500,000 537,749
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 250,000 250,573
Northern Illinois Municipal Power Agency,
Series 2016 A
4.00%, 12/1/41 250,000 244,156
Ohio Air Quality Development Authority,
American Electric Power Co., Inc.
Series 2026
3.50%, 8/1/34(a) 875,000 876,369
8,272,279
–
Water & Sewer ( 4 .2% )
Allegheny County Sanitary Authority,
Series 2025
5.00%, 12/1/37 1,150,000 1,276,164
Berkeley County Public Service Sewer District,
Series 2025 A
5.00%, 6/1/40 240,000 252,896
City of Margate,
Water & Sewer
Series 2025
5.00%, 10/1/37 375,000 421,290
Series 2025
5.00%, 10/1/39 230,000 254,572
City of Seattle WA,
Water System
Series 2025
5.00%, 5/1/39 550,000 613,459
District of Columbia Water & Sewer Authority,
Series 2026 A
5.00%, 10/1/40 1,500,000 1,665,673
Jersey City Municipal Utilities Authority,
Water Fund
Series 2025 D
5.75%, 10/15/38 315,000 370,423
Series 2025 E
5.75%, 10/15/38 300,000 352,783
Face
Amount Value
Metro Water Recovery,
Series 2026 A
5.00%, 4/1/40 $ 1,000,000 $ 1,122,214
New York City Municipal Water Finance Authority,
Water & Sewer System
Series 2025 AA-1
5.00%, 6/15/51 450,000 463,385
Oklahoma Water Resources Board,
Series 2024 C
4.00%, 10/1/44 160,000 156,324
Wellborn Special Utility District,
Series 2026
4.00%, 7/15/46 1,655,000 1,503,730
8,452,913
–
160,478,334
U.S. Government and Agency Security ( 0 .8% )
U.S. Treasury Note
3.88%, 7/15/28 1,500,000 1,501,963
–
Total Fixed Income Securities
(Cost $162,356,102)
162,484,457
–
Shares
Short-Term Investments ( 18 .3% )
Investment Company ( 2 .8% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares 2.23%
(Cost $5,624,012)
5,623,450 5,624,012
Face
Amount
Municipal Bonds ( 15 .5% )
General Obligation ( 1 .5% )
City of New York,
Series 2014 I-3
2.75%, 3/1/44(a)(e) $ 3,000,000 3,000,000
Hospital ( 1 .9% )
Charlotte-Mecklenburg Hospital Authority (The),
Atrium Health Obligated Group
Series 2007 B
2.75%, 1/15/38(a)(e) 1,400,000 1,400,000
Series 2018 G
2.75%, 1/15/48(a)(e) 710,000 710,000
North Carolina Medical Care Commission,
Duke University Health System, Inc. Obligated Group
Series 2025 C
2.65%, 6/1/55(a)(e) 1,600,000 1,600,000
3,710,000
–
Other Revenue ( 6 .7% )
City of Gainesville FL,
Utilities System
Series 2012 B
2.70%, 10/1/42(a)(e) 1,300,000 1,300,000
Maine State Housing Authority,
Series 2017 G-1
3.75%, 11/15/50(a)(e) 2,000,000 2,000,000

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (15.5%) (cont’d)
Other Revenue (6.7%) (cont’d)
Mississippi Business Finance Corp.,
Chevron USA, Inc.
Series 2011 G
2.65%, 11/1/35(a)(e) $ 2,150,000 $ 2,150,000
New York City Housing Development Corp.,
Series 2018 L-2
2.42%, 5/1/50(a)(e) 3,000,000 3,000,000
New York City Transitional Finance Authority,
Series B-5
2.75%, 8/1/42(a)(e) 3,000,000 3,000,000
Rhode Island Housing & Mortgage Finance Corp.,
Series 80 T-2
3.75%, 10/1/53(a)(e) 2,000,000 2,000,000
13,450,000
–
Transportation ( 0 .7% )
Metropolitan Transportation Authority,
Series 2005 D-1
2.65%, 11/1/35(a)(e) 1,500,000 1,500,000
Utility ( 0 .4% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2009-1
2.90%, 7/1/49(a)(e) 500,000 500,000
Indiana Municipal Power Agency,
Series 2019 B
2.75%, 1/1/42(a)(e) 400,000 400,000
900,000
–
Water & Sewer ( 4 .3% )
County of King,
Sewer
Series 2025
2.60%, 1/1/65(a)(e) 2,500,000 2,500,000
New York City Municipal Water Finance Authority,
Water & Sewer System
Series AA-6
2.65%, 6/15/48(a)(e) 400,000 400,000
Series AA-2
2.70%, 6/15/50(a)(e) 2,500,000 2,500,000
San Antonio Water System,
Series 2025 D
2.70%, 5/1/55(a)(e) 2,900,000 2,900,000
8,300,000
–
Total Municipal Bonds
(Cost $30,860,000)
30,860,000
Total Short-Term Investments
(Cost $36,484,012)
36,484,012
Total Investments ( 99 .9% )
( Cost $ 198,840,114 ) (f) 198,968,469
Other Assets in Excess of Liabilities (0.1%)
119,085
Net Assets (100.0%) $199,087,554
(a) Floating or variable rate securities: The rates disclosed are as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) Zero coupon bond.
(d) When-issued security.
(e) The date disclosed is the final maturity date. Principal owed can be recovered through demand on the interest reset date.
(f) At March 31, 2026, the aggregate cost for federal income tax purposes is $198,840,114. The aggregate gross unrealized
appreciation is $1,849,704 and the aggregate gross unrealized depreciation is $1,721,349, resulting in net unrealized appreciation of $128,355.
AMT Alternative Minimum Tax
At March 31, 2026 , the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
State/Territory
Percentage of
Net Assets
New York 16 .4%
Texas 10 .7
Others, representing less than 10% individually 72 .8
Total Investments 99 .9%
Sector Classification of Portfolio
Classification
Percentage of Total
Investments
Other Revenue 31 .5%
General Obligation 20 .5
Other* 10 .1
Transportation 10 .0
Hospital 9 .8
Education 9 .7
Water & Sewer 8 .4
Total Investments 100 .0%
* Sectors representing less than 5% of total investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (104.9%)
Asset-Backed Securities ( 23 .8% )
ABFC Trust,
2004-OPT2
CME Term SOFR 1 Month + 0.89%,
4.57%, 10/25/33(a) $ 188,417 $ 187,910
2004-OPT4
CME Term SOFR 1 Month + 1.01%,
4.69%, 2/25/34(a) 143,725 147,089
2005-WF1
CME Term SOFR 1 Month + 1.06%,
4.74%, 7/25/34(a) 76,159 76,788
ABFS Mortgage Loan Trust,
2003-2
0.00%, 4/25/34 3,324,696 400,000
ACE Securities Corp. Net Interest
Margin Trust,
2000-1
0.00%, 11/25/29(b) 1,467,404 903,001
ACM Auto Trust,
2023-2A
9.85%, 6/20/30(b) 2,095,584 2,112,264
2024-2A
6.06%, 2/20/29(b) 14,377 14,381
2024-2A
9.21%, 8/20/31(b) 7,320,000 7,391,671
2025-1A
7.87%, 11/20/31(b) 2,500,000 2,519,795
2025-4A
5.87%, 5/20/30(b) 3,198,391 3,206,111
2025-4A
8.42%, 8/20/32(b) 3,000,000 3,025,702
Amortizing Residential Collateral
Trust,
2001-BC6W
CME Term SOFR 1 Month + 0.75%,
4.91%, 10/25/31(a) 318,380 316,411
2002-BC7
CME Term SOFR 1 Month + 0.87%,
4.55%, 10/25/32(a) 272,782 260,411
Bayview Financial Revolving Asset
Trust,
2004-B
CME Term SOFR 1 Month + 1.11%,
4.79%, 5/28/39(a)(b) 7,372,336 5,988,239
2005-E
CME Term SOFR 1 Month + 1.11%,
4.79%, 12/28/40(a)(b) 652,339 715,218
2005-E
CME Term SOFR 1 Month + 3.61%,
7.29%, 12/28/40(a)(b) 326,169 1,431,771
Bear Stearns Asset-Backed
Securities Trust,
2005-SD1
CME Term SOFR 1 Month + 3.79%,
7.47%, 8/25/43(a) 868,580 1,061,508
Cascade MH Asset Trust,
2022-MH1
4.25%, 8/25/54(b)(c) 1,655,839 1,623,002
Face
Amount Value
Cendant Mortgage Corp.,
2003-A
6.00%, 7/25/43(a)(b) $ 60,665 $ 60,830
CFMT LLC,
2022-HB9
3.25%, 9/25/37(a)(b) 1,650,000 1,582,957
2023-HB12
4.25%, 4/25/33(a)(b) 2,900,000 2,860,287
2023-HB12
4.25%, 4/25/33(a)(b) 2,500,000 2,446,316
2024-HB13
3.00%, 5/25/34(a)(b) 3,000,000 2,883,753
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(b) 2,000,000 2,001,763
Conseco Finance Corp.,
1996-4
7.75%, 6/15/27(a) 89,101 89,276
CoreVest American Finance Trust,
2020-3
3.57%, 8/15/53(a)(b) 126,962 722
2020-3
2.51%, 8/15/53(a)(b) 62,473,000 3,947,756
2021-2
2.91%, 7/15/54(a)(b) 1,812,528 31,076
Countrywide Asset-Backed
Certificates,
2004-SD2
CME Term SOFR 1 Month + 2.29%,
5.97%, 3/25/33(a)(b) 361,751 379,980
CWHEQ Revolving Home Equity
Loan Trust,
2005-F
CME Term SOFR 1 Month + 0.35%,
4.03%, 12/15/35(a) 4,288,849 4,190,350
DataBank Issuer,
2026-1A
5.81%, 2/25/56(b) 4,000,000 3,983,583
Delta Funding Home Equity Loan
Trust,
1999-3
CME Term SOFR 1 Month + 0.93%,
4.61%, 9/15/29(a) 459,746 445,698
DP Facilities Data Center
Subordinated Pass Through Trust,
0.00%, 11/10/28(a)(b) 350,000 98,000
ECAF I Ltd.,
2015-1A
3.47%, 6/15/40(b) 13,987 12,564
2015-1A
4.95%, 6/15/40(b) 239,783 223,231
EquiFirst Mortgage Loan Trust,
2004-2
CME Term SOFR 1 Month + 3.11%,
6.79%, 10/25/34(a) 172,214 165,868

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (23.8%) (cont’d)
European Residential Loan
Securitisation DAC,
2019-NPL1
EURIBOR 1 Month + 3.25%,
5.00%, 7/24/54(a) EUR 737,374 $ 858,224
2019-NPL1
EURIBOR 1 Month + 7.25%,
9.17%, 7/24/54(a) 1,570,455 1,918,657
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(b) $ 131,481 130,979
Financial Asset Securities Corp. AAA
Trust,
2005-1A
CME Term SOFR 1 Month + 0.52%,
4.20%, 2/27/35(a)(b) 125,632 124,045
FMC GMSR Issuer Trust,
2021-GT1
3.62%, 7/25/26(a)(b) 1,200,000 1,152,883
2021-GT1
4.36%, 7/25/26(a)(b) 1,000,000 971,122
2022-GT1
6.19%, 4/25/27(b) 3,524,925 3,534,050
FMC Issuer Trust-FMSR,
2024-FT1
6.56%, 9/25/29(b) 4,100,000 4,082,432
FortiFi,
2023-1A
6.23%, 9/20/59(b) 727,724 722,809
GITSIT Mortgage Loan Trust,
2025-NPL1
6.28%, 2/25/55(b)(c) 718,307 719,300
GSAMP Trust,
2004-FM2
CME Term SOFR 1 Month + 0.86%,
4.54%, 1/25/34(a) 32,212 32,804
Harvest SBA Loan Trust,
2023-1
SOFR30A + 3.25%,
7.04%, 10/25/50(a)(b) 1,231,900 1,274,468
2024-1
SOFR30A + 2.25%,
6.00%, 12/25/51(a)(b) 1,873,405 1,894,781
2025-1
SOFR30A + 1.80%,
5.59%, 1/25/52(a)(b) 1,899,175 1,902,932
JOL Air Ltd.,
2019-1
3.97%, 4/15/44(b) 1,095,211 1,093,708
KGS-Alpha SBA COOF Trust,
2012-2
0.91%, 8/25/38(a)(b) 217,497 2,584
Lafayette Federal Credit Union Asset
Trust,
2026-HI1A
5.38%, 1/25/46(b) 4,412,668 4,388,921
Face
Amount Value
Lehman ABS Manufactured Housing
Contract Trust,
2001-B
6.63%, 4/15/40(a) $ 31,974 $ 32,186
2002-A
0.00%, 6/15/33 1,104,556 1,069,740
loanDepot GMSR Trust,
2025-GT1
CME Term SOFR 1 Month + 2.85%,
6.52%, 5/16/30(a)(b) 5,000,000 4,966,390
LoanMe Trust Prime,
2018-1
6.00%, 9/15/34(b)(c) 51,895 51,820
LSF11 Boson Investments Sarl
Compartment 2,
2021-NPLA
EURIBOR 3 Month + 2.00%,
4.03%, 11/25/60(a)(b) EUR 928,508 1,079,176
2021-NPLX
EURIBOR 3 Month + 2.00%,
4.03%, 11/25/60(a) 681,690 792,306
MASTR Asset Securitization Trust,
2002-NC1
CME Term SOFR 1 Month + 3.26%,
6.94%, 10/25/32(a) $ 1,417,622 1,371,133
Merrill Lynch Mortgage Investors
Trust,
2004-FM1
CME Term SOFR 1 Month + 2.81%,
6.49%, 1/25/35(a) 50,854 49,621
METAL LLC,
2017-1
4.58%, 10/15/42(b) 221,441 155,002
NALP Business Loan Trust,
2024-1
6.49%, 12/27/49(b) 1,331,627 1,340,698
2026-1
5.72%, 6/26/51(b) 866,677 865,354
New Century Home Equity Loan
Trust,
2002-1
CME Term SOFR 1 Month + 2.21%,
5.89%, 3/25/32(a) 64,308 64,844
2003-5
CME Term SOFR 1 Month + 0.91%,
4.59%, 11/25/33(a) 179,348 118,358
Newtek Small Business Loan Trust,
2022-1
US Prime Rate - 0.70%,
6.05%, 10/25/49(a)(b) 596,117 601,001
2022-1
US Prime Rate + 0.25%,
7.00%, 10/25/49(a)(b) 1,390,939 1,382,813
2023-1
US Prime Rate - 0.50%,
6.25%, 7/25/50(a)(b) 509,629 514,849
NovaStar Mortgage Funding Trust,
2003-3
0.00%, 12/26/33 7,335,225 4,368,488

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (23.8%) (cont’d)
2003-4
0.00%, 2/25/34 $ 3,750,000 $ 2,267,655
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(b)(c) 3,251,509 3,269,551
Oakwood Mortgage Investors, Inc.,
1999-D
7.84%, 11/15/29(a) 34,449 34,930
2000-C
7.72%, 4/15/30 5,655 5,660
2001-C
7.40%, 6/15/31(a) 848,508 50,851
Palatino SPV,
1
EURIBOR 6 Month + 2.50%,
4.61%, 12/1/45(a) EUR 710,271 789,917
Pioneer Aircraft Finance Ltd.,
2019-1
4.95%, 6/15/44(b) $ 267,090 265,843
PNMAC GMSR Issuer Trust,
2024-GT1
CME Term SOFR 1 Month + 3.20%,
6.88%, 3/25/29(a)(b) 9,900,000 9,929,682
2025-GT1
CME Term SOFR 1 Month + 2.45%,
6.13%, 8/26/30(a)(b) 4,500,000 4,511,924
PRET LLC,
2025-NPL3
6.71%, 4/25/55(b)(c) 3,003,335 3,009,458
Prosil Acquisition SA,
1
EURIBOR 3 Month + 2.00%,
4.03%, 10/31/39(a) EUR 495,347 481,625
Quest Trust,
2002-X1
CME Term SOFR 1 Month + 3.86%,
7.54%, 5/25/33(a)(b) $ 295,233 334,975
RAAC Trust,
2005-RP1
0.00%, 7/25/37 9,696,861 8,885,903
2005-RP2
0.00%, 6/25/35(b) 11,508,146 10,518,526
Raptor Aircraft Finance I LLC,
2019-1
4.21%, 8/23/44(b) 989,150 940,339
RCO VIII Mortgage LLC,
2025-3
6.43%, 5/25/30(b)(c) 9,142,120 9,158,373
RCO X Mortgage LLC,
2026-1
5.54%, 3/25/31(b)(c) 4,586,000 4,583,246
ReadyCap Lending Small Business
Loan Trust,
2019-2
US Prime Rate - 0.50%,
6.25%, 12/27/44(a)(b) 61,454 61,413
Face
Amount Value
Retained Vantage Data Centers
Issuer LLC,
2023-1A
5.25%, 9/15/48(b) CAD 2,000,000 $ 1,442,109
RMF Buyout Issuance Trust,
2021-HB1
3.15%, 11/25/31(a)(b) $ 500,000 489,714
2021-HB1
3.69%, 11/25/31(a)(b) 2,000,000 1,913,810
2021-HB1
4.70%, 11/25/31(a)(b) 5,250,000 4,996,985
2021-HB1
6.00%, 11/25/31(a)(b) 1,500,000 1,421,481
2021-HB1
6.00%, 11/25/31(a)(b) 2,656,570 2,376,645
2022-HB1
4.50%, 4/25/32(a)(b) 1,500,000 1,300,556
Saluda Grade Alternative Mortgage
Trust,
2025-NPL1
7.12%, 1/25/30(b)(c) 1,977,607 1,989,963
Saxon Asset Securities Trust,
2002-3
CME Term SOFR 1 Month + 1.24%,
4.92%, 12/25/32(a) 211,072 195,269
Shenton Aircraft Investment I Ltd.,
2015-1A
4.75%, 10/15/42(b) 527,186 527,186
2015-1A
5.75%, 10/15/42(b) 175,255 175,255
SLM Student Loan Trust,
2004-10X
EURIBOR 3 Month + 0.55%,
2.58%, 1/25/40(a) EUR 7,094,068 7,670,913
STAR Trust,
2021-SFR1
CME Term SOFR 1 Month + 2.51%,
6.19%, 4/17/38(a)(b) $ 763,466 763,575
2022-SFR3
CME Term SOFR 1 Month + 2.55%,
6.23%, 5/17/39(a)(b) 4,205,000 4,212,608
2022-SFR3
CME Term SOFR 1 Month + 4.50%,
8.18%, 5/17/39(a)(b) 1,900,443 1,907,679
2024-SFR4
CME Term SOFR 1 Month + 2.95%,
6.63%, 10/17/41(a)(b) 1,850,000 1,858,852
2025-SFR6
CME Term SOFR 1 Month + 2.40%,
6.08%, 8/17/42(a)(b) 1,850,000 1,851,907
Terwin Mortgage Trust TMTS,
2004-3HE
CME Term SOFR 1 Month + 0.94%,
4.62%, 3/25/35(a) 65,367 65,046
Towd Point Mortgage Trust,
2019-MH1
4.75%, 11/25/58(a)(b) 4,305,379 4,290,021

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (23.8%) (cont’d)
Tricolor Auto Securitization Trust,
2025-2A
8.35%, 4/15/31(b) $ 500,000 $ 41,950
VelocitySBA Loan Trust,
2026-1
SOFR30A + 2.50%,
0.00%, 1/20/51(a)(b) 5,000,000 4,932,941
VINE Trust,
2023-SFR1
4.75%, 12/17/40(b) 1,849,000 1,786,696
205,724,792
Collateralized Mortgage Obligations — Agency Collateral
Series  ( 34 .9% )
FHLMC
SOFR30A + 2.15%,
6.09%, 9/1/54(a) 1,433,943 1,461,586
FHLMC Gold Pool, 30 Year
3.50%, 1/1/44 93,824 88,603
4.00%, 12/1/41 - 10/1/44 206,613 200,265
4.50%, 3/1/41 - 9/1/41 210,452 209,784
5.00%, 12/1/40 - 5/1/41 39,035 39,713
5.50%, 7/1/37 4,841 5,001
6.00%, 12/1/37 7,327 7,684
6.50%, 6/1/29 2,882 2,980
7.50%, 5/1/35 10,208 10,748
8.00%, 8/1/32 3,865 4,046
8.50%, 8/1/31 6,682 7,023
FHLMC Gold Pool, Other
2.00%, 4/1/51 - 10/1/51 1,213,331 960,650
2.50%, 5/1/50 - 11/1/52 5,849,128 4,813,779
3.00%, 4/1/50 - 12/1/51 9,050,383 7,949,369
3.50%, 6/1/42 - 8/1/49 335,827 314,385
4.00%, 7/1/49 - 11/1/52 1,662,341 1,559,996
4.50%, 1/1/49 - 10/1/52 1,451,389 1,390,570
6.00%, 6/1/55 2,084,816 2,104,300
FNMA, 30 Year
3.50%, 8/1/45 - 5/1/48 517,103 480,334
FNMA, Other
1.50%, 1/1/51 - 3/1/51 1,099,966 865,998
2.00%, 11/1/50 - 11/1/51 9,450,822 7,473,583
2.50%, 2/1/50 - 2/1/52 7,869,999 6,484,898
3.00%, 8/1/46 - 4/1/52 2,299,895 2,017,711
3.50%, 9/1/42 - 10/1/52 3,907,832 3,577,601
4.50%, 9/1/48 - 8/1/49 284,869 274,501
6.00%, 5/1/55 2,685,293 2,710,389
GNMA II, 30 Year
6.50%, 6/20/55 1,984,780 2,049,801
7.00%, 8/20/55 1,895,960 1,942,020
GNMA II, Other
2.50%, 3/20/50 - 5/20/50 430,672 364,326
3.00%, 9/20/49 - 8/20/50 933,321 821,996
3.07%, 3/20/71(a) 813,368 739,985
3.50%, 8/20/49 - 10/20/50 1,279,294 1,164,423
4.00%, 1/20/49 - 11/20/51 732,717 686,052
4.50%, 3/20/49 - 12/20/49 181,527 175,511
5.00%, 1/20/49 - 6/20/49 129,176 128,118
6.00%, 8/20/52 - 10/20/54 832,989 842,173
Face
Amount Value
6.50%, 6/20/53 $ 89,915 $ 92,482
7.00%, 8/20/64 895,622 935,713
GNMA II, Single Family, 30 Year
2.50%, 4/20/51 1,699,825 1,456,962
3.50%, 5/20/43 - 5/20/45 279,990 262,002
4.00%, 7/15/44 - 4/15/56 5,477,125 5,127,308
4.50%, 4/20/49 - 8/20/54 1,089,948 1,055,510
5.00%, 5/20/41 - 5/15/56 6,618,550 6,563,292
5.50%, 8/20/54 - 12/20/54 5,158,840 5,254,646
6.00%, 8/20/54 484,808 498,984
6.50%, 10/20/52 - 6/20/55 4,993,906 5,116,949
7.00%, 1/20/53 - 9/20/55 2,976,451 3,027,946
7.50%, 10/20/53 - 10/20/55 1,740,911 1,789,867
8.00%, 7/20/54 940,169 956,476
UMBS Pool, 30 Year
5.50%, 11/1/54 - 9/1/55 57,271,304 57,647,978
UMBS, 30 Year
4.00%, 4/1/45 - 9/1/48 691,096 661,041
4.50%, 8/1/40 - 9/1/41 55,112 54,862
5.00%, 12/1/40 - 7/1/41 56,639 57,546
5.50%, 8/1/37 - 8/1/55 26,013,722 26,177,289
6.00%, 7/1/53 - 10/1/55 12,754,204 13,015,022
6.50%, 2/1/28 - 11/1/33 103,820 108,061
7.00%, 10/1/30 - 6/1/32 6,851 7,197
7.50%, 8/1/37 12,773 13,440
8.00%, 4/1/33 12,051 12,629
8.50%, 10/1/32 13,204 13,847
UMBS, Single Family, 30 Year
2.00%, 4/25/56, TBA 5,000,000 4,020,117
2.50%, 4/25/56, TBA 8,000,000 6,727,500
3.00%, 4/25/56, TBA 10,000,000 8,791,406
4.00%, 4/25/56, TBA 5,000,000 4,713,477
4.50%, 4/25/56, TBA 15,000,000 14,467,969
5.00%, 4/25/56, TBA 40,000,000 39,432,814
5.50%, 4/25/56, TBA 40,000,000 40,173,438
302,163,672
Commercial Mortgage-Backed Securities ( 42 .4% )
2023-MIC Trust (The)
9.53%, 12/5/38(a)(b) 1,930,000 2,066,434
A&D Mortgage Trust
7.05%, 11/25/68(b)(c) 1,272,509 1,283,873
Adjustable Rate Mortgage Trust
4.59%, 4/25/35(a) 44,884 42,229
Alba plc
SONIA + 0.72%,
4.46%, 11/25/42(a) GBP 252,175 328,330
Alternative Loan Trust
5.14%, 3/25/35(a) $ 66,963 64,257
5.50%, 1/25/36 29,329 15,660
5.75%, 3/25/34 81,165 82,260
CME Term SOFR 1 Month + 39.33%,
17.26%, 5/25/37(a)(d) 70,079 71,323
ATLX Trust
3.85%, 4/25/63(b)(c) 1,700,000 1,628,046
4.41%, 4/25/64(a)(b) 1,500,000 1,462,551
4.41%, 4/25/64(a)(b) 1,500,000 1,460,418
BANK
2.92%, 12/15/53(a)(b) 2,903,000 2,362,734

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (42.4%) (cont’d)
Banna RMBS DAC
SONIA + 2.10%,
5.83%, 12/30/63(a) GBP 200,000 $ 261,011
Bayview Commercial Asset Trust
CME Term SOFR 1 Month + 0.47%,
4.15%, 7/25/37(a)(b) $ 981,494 945,848
CME Term SOFR 1 Month + 0.56%,
4.24%, 10/25/36(a)(b) 299,493 290,483
CME Term SOFR 1 Month + 0.58%,
4.26%, 7/25/37(a)(b) 1,064,995 995,608
CME Term SOFR 1 Month + 0.65%,
4.33%, 10/25/36(a)(b) 339,522 325,804
CME Term SOFR 1 Month + 0.67%,
4.35%, 10/25/36(a)(b) 520,642 497,276
CME Term SOFR 1 Month + 0.77%,
4.45%, 11/25/35(a)(b) 336,880 332,534
CME Term SOFR 1 Month + 0.94%,
4.62%, 9/25/37(a)(b) 927,496 1,719,195
CME Term SOFR 1 Month + 1.76%,
5.44%, 11/25/35(a)(b) 476,992 579,175
Bear Stearns Asset-Backed
Securities I Trust
CME Term SOFR 1 Month + 25.26%,
13.17%, 3/25/36(a)(d) 406,710 116,395
Boston Lending Trust
2.00%, 7/25/61(a)(b) 2,005,853 1,797,305
2.00%, 7/25/61(a)(b) 1,179,026 1,030,162
Brean Asset-Backed Securities Trust
4.00%, 9/25/63(b) 484,568 480,362
4.00%, 9/25/63(b) 3,037,705 2,874,775
4.00%, 9/25/63(b) 1,656,930 1,490,547
4.00%, 9/25/63(b) 6,075,410 5,155,668
4.00%, 9/25/63(b) 4,970,790 3,751,620
4.50%, 5/25/64(b) 1,515,780 1,491,936
CAFL Issuer LLC
6.77%, 3/25/36(b)(c) 5,000,000 5,000,446
Cascade Funding Mortgage Trust
3.00%, 3/25/35(a)(b) 5,000,000 4,723,107
4.00%, 10/25/54(a)(b) 1,500,000 1,363,996
4.00%, 10/25/54(a)(b) 7,412,603 4,784,342
CFMT LLC
3.00%, 6/25/34(a)(b) 4,500,000 4,300,643
3.00%, 6/25/34(a)(b) 4,000,000 3,731,072
4.00%, 8/25/34(a)(b) 1,750,000 1,689,644
4.00%, 5/25/55(a)(b) 7,492,004 5,944,679
4.00%, 5/25/55(a)(b) 2,583,450 1,888,172
6.41%, 11/25/29(b)(c) 3,555,381 3,562,193
Champs Trust
7.72%, 10/25/60(a)(b) 3,922,905 4,024,283
7.90%, 4/25/60(a)(b) 3,943,402 4,064,291
8.89%, 7/25/59(a)(b) 829,019 846,536
8.89%, 11/25/59(a)(b) 1,581,225 1,624,282
9.05%, 1/25/60(a)(b) 1,896,068 1,950,916
Chase Home Lending Mortgage
Trust
5.50%, 11/25/56(a)(b) 3,912,234 3,906,580
6.00%, 2/25/55(a)(b) 4,012,435 4,049,268
6.00%, 3/25/55(a)(b) 893,102 899,877
Face
Amount Value
CHL Mortgage Pass-Through Trust
4.94%, 5/20/34(a) $ 58,607 $ 53,865
5.50%, 10/25/34 160,162 159,768
6.06%, 10/25/33(a) 112,573 110,561
Citigroup Mortgage Loan Trust
US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 2.40%,
6.04%, 11/25/35(a) 66,453 66,169
Credit Suisse First Boston Mortgage
Securities Corp.
CME Term SOFR 1 Month + 3.41%,
7.09%, 2/25/32(a) 98,558 88,637
CSFB Mortgage-Backed Pass-
Through Certificates Trust
4.73%, 5/25/34(a) 169,837 161,033
6.50%, 11/25/35 470,334 85,344
CSMC Trust
CME Term SOFR 1 Month + 3.83%,
7.50%, 8/15/26(a)(b) 7,581,132 7,444,675
EFMT
4.75%, 9/25/55(a)(b) 2,500,000 2,410,215
4.75%, 1/25/56(a)(b) 3,450,000 3,298,043
5.00%, 7/25/54(b) 2,641,047 2,592,793
5.00%, 12/25/54(b) 2,451,483 2,396,613
5.00%, 5/25/55(a)(b) 2,922,546 2,851,889
Ellington Financial Mortgage Trust
5.90%, 9/25/67(b)(c) 2,074,077 2,073,009
E-MAC De BV
EURIBOR 3 Month + 1.40%,
7.28%, 11/25/54(a) EUR 1,500,000 983,053
EURIBOR 3 Month + 0.50%,
10.16%, 5/25/52(a) 25,758 29,728
E-MAC NL BV
EURIBOR 3 Month + 0.18%,
4.29%, 7/25/36(a) 92,540 105,479
EURIBOR 3 Month + 0.23%,
6.53%, 4/25/38(a) 52,923 57,206
E-MAC Program BV
EURIBOR 3 Month + 2.00%,
5.33%, 1/25/48(a) 127,934 136,046
EURIBOR 3 Month + 0.32%,
6.28%, 7/25/46(a) 1,427,858 1,412,227
E-MAC Program II BV
EURIBOR 3 Month + 2.00%,
6.28%, 4/25/48(a) 85,578 94,796
EMF-NL Prime BV
EURIBOR 3 Month + 0.80%,
2.83%, 4/17/41(a) 21,802 25,149
EURIBOR 3 Month + 0.85%,
2.88%, 4/17/41(a) 200,000 223,798
Eurohome Italy Mortgages Srl
EURIBOR 3 Month + 0.60%,
2.63%, 11/2/54(a) 2,244,026 2,488,785
Eurohome Mortgages plc
EURIBOR 3 Month + 0.21%,
2.23%, 8/2/50(a) 117,013 128,790
Eurosail-NL BV
EURIBOR 3 Month + 1.10%,
3.13%, 4/17/40(a) 500,000 549,690

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (42.4%) (cont’d)
EURIBOR 3 Month + 1.80%,
3.83%, 10/17/40(a) EUR 143,400 $ 165,791
EURIBOR 3 Month + 2.20%,
4.23%, 10/17/40(a) 500,000 565,235
FCT Marsollier Mortgages
EURIBOR 3 Month + 0.00%,
2.02%, 9/27/50(a) 2,750,000 3,139,539
FHLMC Seasoned Credit Risk
Transfer Trust
3.00%, 1/25/56(c) $ 1,368,337 1,201,626
3.00%, 8/25/56(c) 1,383,842 1,213,356
3.00%, 5/25/57(c) 1,174,449 1,117,112
3.00%, 5/25/57(c) 1,307,471 1,143,824
3.00%, 9/25/55 3,290,580 2,893,300
3.00%, 7/25/56 137,443 120,055
3.00%, 5/25/57 451,194 392,355
3.00%, 8/25/57 526,663 457,471
3.00%, 11/25/57 444,003 389,987
3.00%, 3/25/58 309,492 268,236
3.00%, 7/25/58 1,085,704 948,552
3.00%, 10/25/58 113,303 99,258
3.00%, 2/25/59 293,680 252,291
3.00%, 2/25/59 771,194 662,262
3.00%, 5/25/60 508,603 457,383
3.00%, 10/25/62 2,120,131 1,791,432
3.00%, 11/25/63 2,881,459 2,434,143
3.25%, 7/25/56(c) 1,145,611 1,021,346
3.25%, 6/25/57(c) 836,232 759,557
3.50%, 7/25/58 788,541 709,690
3.50%, 5/25/64 1,408,124 1,230,440
4.00%, 3/25/58 409,172 389,764
4.00%, 8/25/58 655,194 619,941
4.00%, 10/25/58 174,719 166,278
4.00%, 2/25/59 586,152 554,714
4.25%, 5/25/60(a)(b) 1,200,000 1,164,463
4.50%, 6/25/57 211,639 207,188
4.50%, 2/25/59(a)(b) 5,340,511 5,128,617
4.75%, 7/25/58(a)(b) 2,935,368 2,889,484
4.75%, 8/25/58(a)(b) 3,530,959 3,457,706
4.75%, 10/25/58(a) 3,363,322 3,313,201
FHLMC Whole Loan Securities Trust
3.00%, 9/25/45 36,742 32,480
3.00%, 10/25/46 277,561 240,287
3.00%, 12/25/46 502,718 432,453
3.00%, 5/25/47 897,406 773,282
3.50%, 5/25/45 31,935 29,233
3.50%, 5/25/47 684,856 609,637
FHLMC, REMIC
SOFR30A + 11.69%,
1.91%, 12/15/43(a)(d) 56,035 42,777
3.50%, 2/15/42 73,714 69,328
6.00%, 6/25/54 376,899 375,512
IO
2.00%, 10/25/50 7,813,495 988,133
IO REMIC
2.16%, 10/15/41(a) 46,082 2,736
2.20%, 10/15/39(a)(d) 90,191 4,643
Face
Amount Value
SOFR30A + 5.89%,
2.21%, 11/15/43(a)(d) $ 199,518 $ 14,705
SOFR30A + 5.89%,
2.21%, 6/15/44(a)(d) 94,411 9,502
2.24%, 4/15/39(a)(d) 112,954 5,949
2.25%, 8/15/42(a)(d) 161,522 7,286
2.31%, 10/15/40(a) 353,302 19,493
2.33%, 9/15/41(a)(d) 320,852 19,336
5.00%, 8/15/41 19,812 4,167
FHLMC, Strips
IO REMIC
7.00%, 6/15/30 22,125 2,299
Finance of America HECM Buyout
6.00%, 11/25/35(a)(b) 5,000,000 4,858,083
Flagstar Mortgage Trust
3.00%, 3/25/50(a)(b) 95,827 83,067
FMC GMSR Issuer Trust
4.45%, 1/25/28(a)(b) 2,000,000 1,970,975
FNMA, REMIC
0.00%, 4/25/39(a) 10,816 9,700
2.00%, 7/25/50 560,883 335,506
5.00%, 7/25/50 180,723 181,968
6.00%, 10/25/55 1,607,133 1,603,339
6.00%, 10/25/55 1,315,885 1,311,574
6.00%, 11/25/55 1,626,664 1,628,766
IO REMIC
SOFR30A + 5.54%,
1.87%, 11/25/41(a)(d) 32,495 370
1.96%, 3/25/44(a) 123,418 7,234
2.00%, 3/25/46(a) 542,196 27,523
SOFR30A + 5.94%,
2.27%, 6/25/42(a)(d) 331,399 32,060
2.32%, 10/25/39(a) 153,629 8,223
SOFR30A + 6.44%,
2.77%, 8/25/41(a)(d) 4,494 25
FNMA, Strips
IO REMIC
7.00%, 11/25/27 2,208 75
8.00%, 5/25/30 11,647 1,267
8.00%, 6/25/30 5,889 605
Galton Funding Mortgage Trust
4.00%, 2/25/59(a)(b) 373,863 360,689
GMAC Financiera SA de CV
Sociedad Financiera de Objeto Ltdo
18.02%, 3/25/36 MXN 15,560,707 1,424,559
GNMA
CME Term SOFR 1 Month + 0.56%,
4.23%, 2/20/61(a) $ 8,848 8,886
CME Term SOFR 1 Month + 0.81%,
4.48%, 8/20/63(a) 4,388 4,421
CME Term SOFR 1 Month + 0.88%,
4.55%, 2/20/66(a) 691 697
6.00%, 10/20/55 2,932,083 2,918,395
6.00%, 10/20/55 3,558,965 3,540,529
IO
3.50%, 6/20/41 12,994 138
4.50%, 5/20/40 9,854 254
5.00%, 10/20/40 4,856 141

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (42.4%) (cont’d)
IO REMIC
0.22%, 5/20/63(a) $ 34,089 $ 659
0.30%, 12/20/62(a) 45,261 658
0.30%, 1/20/62(a) 97,783 4
0.41%, 1/20/63(a) 44,754 966
0.43%, 8/20/61(a) 79,524 1,941
0.54%, 10/20/62(a) 71,051 3,394
0.57%, 5/20/62(a) 15,905 944
0.57%, 5/20/62(a) 10,095 600
0.60%, 10/20/61(a) 1,003 57
0.61%, 4/20/62(a) 555 16
0.62%, 4/20/61(a) 15,591 1,071
0.62%, 5/20/61(a) 5,413 305
0.74%, 9/20/62(a) 20,502 485
0.79%, 5/20/72(a) 8,430,063 448,906
0.80%, 11/20/61(a) 48,444 5,114
0.99%, 12/20/67(a) 59,610 1,936
1.01%, 6/20/69(a) 1,614,302 63,176
1.09%, 8/20/58(a) 54,015 1,212
1.15%, 8/20/63(a) 144,274 2,275
1.26%, 4/20/62(a) 84,657 1,679
1.26%, 4/20/63(a) 112,391 5,767
1.32%, 6/20/63(a) 539,746 21,248
1.43%, 1/20/64(a) 248,676 7,304
1.43%, 4/20/60(a) 59 4
1.45%, 12/20/70(a) 5,624,031 264,408
1.46%, 11/20/69(a) 1,297,304 75,153
1.47%, 9/20/69(a) 1,727,286 86,005
1.48%, 7/20/69(a) 1,634,764 81,925
1.54%, 5/20/60(a) 233,594 14,406
1.58%, 10/20/64(a) 241,827 6,548
1.58%, 5/20/64(a) 2,824,039 71,481
1.61%, 8/20/69(a) 2,575,521 155,509
1.63%, 5/20/64(a) 425,941 16,228
1.63%, 11/20/60(a) 610,265 32,540
1.65%, 7/20/67(a) 10,389,261 281,786
1.67%, 4/20/60(a) 68,466 6,100
1.67%, 4/20/60(a) 35,102 3,127
1.68%, 5/20/63(a) 433,661 17,238
1.71%, 9/20/65(a) 113,651 2,240
1.71%, 9/20/66(a) 256,884 9,401
1.72%, 3/20/68(a) 86,762 3,306
1.74%, 2/20/68(a) 137,953 5,749
1.76%, 1/20/65(a) 8,346,707 253,991
1.77%, 10/20/67(a) 9,868,449 279,324
1.77%, 6/20/67(a) 11,035,472 339,183
1.78%, 4/20/67(a) 290,449 7,968
1.81%, 7/20/67(a) 630,416 17,218
1.82%, 1/20/66(a) 525,480 15,908
1.83%, 2/20/65(a) 559,828 26,587
1.86%, 6/20/65(a) 3,621,870 170,198
1.86%, 10/20/66(a) 226,009 8,644
1.86%, 6/20/67(a) 316,155 8,022
1.87%, 8/20/67(a) 2,111,364 61,445
1.92%, 3/20/67(a) 165,985 6,902
1.92%, 2/20/68(a) 634,318 22,514
1.93%, 6/20/66(a) 147,638 6,128
Face
Amount Value
1.95%, 2/20/68(a) $ 2,043,518 $ 68,987
1.95%, 2/20/68(a) 532,650 23,270
1.97%, 9/20/65(a) 159,531 6,556
1.99%, 6/20/64(a) 596,011 40,565
2.00%, 11/20/50 6,079,163 777,489
2.01%, 8/20/63(a) 27,211 755
2.04%, 8/20/68(a) 6,195,590 217,801
2.12%, 10/20/69(a) 7,829,676 283,145
2.16%, 3/20/67(a) 2,112,984 128,804
2.17%, 7/20/66(a) 7,128,817 230,959
2.21%, 6/20/66(a) 3,472,183 131,207
CME Term SOFR 1 Month + 5.89%,
2.21%, 8/20/42(a)(d) 166,737 16,240
2.21%, 10/20/67(a) 474,977 14,704
2.21%, 11/20/64(a) 752,263 48,372
2.23%, 2/20/63(a) 7,856 343
2.25%, 5/20/67(a) 2,168,352 73,784
2.27%, 7/20/67(a) 862,909 43,689
2.29%, 10/20/67(a) 479,141 23,223
2.29%, 1/20/67(a) 622,583 23,700
CME Term SOFR 1 Month + 5.99%,
2.31%, 4/20/41(a)(d) 54,564 3,937
CME Term SOFR 1 Month + 5.99%,
2.31%, 8/20/42(a)(d) 160,872 16,948
2.31%, 11/20/67(a) 12,927,505 414,328
2.31%, 6/20/67(a) 454,942 18,655
2.32%, 4/20/66(a) 7,439,005 382,261
2.32%, 12/20/66(a) 2,091,869 120,471
2.33%, 8/20/67(a) 231,191 10,331
CME Term SOFR 1 Month + 6.03%,
2.35%, 12/20/43(a)(d) 221,770 25,240
2.36%, 4/20/65(a) 130,685 5,984
2.36%, 7/20/65(a) 223,333 10,695
2.37%, 10/20/60(a) 34,460 3,558
2.37%, 10/20/64(a) 1,047,587 89,936
2.40%, 2/20/68(a) 3,064,657 129,179
2.41%, 1/20/68(a) 692,274 39,910
2.43%, 10/20/67(a) 597,414 31,140
2.44%, 7/20/63(a) 3,334 333
2.46%, 8/20/66(a) 4,081,782 188,805
2.47%, 11/20/67(a) 7,490,059 436,493
2.48%, 9/20/64(a) 422,613 48,083
2.50%, 11/20/51 1,518,987 215,624
CME Term SOFR 1 Month + 6.19%,
2.51%, 9/20/43(a)(d) 87,084 3,668
2.51%, 1/20/68(a) 157,073 6,667
2.54%, 2/20/60(a) 50,316 2,884
2.63%, 6/20/66(a) 1,687,528 154,944
2.65%, 7/20/65(a) 69,249 4,203
2.67%, 10/20/67(a) 7,498,132 583,482
2.74%, 10/20/66(a) 205,773 10,820
CME Term SOFR 1 Month + 6.44%,
2.76%, 8/16/34(a)(d) 71,580 3,162
2.78%, 3/20/62(a) 12,813 1,257
2.84%, 5/20/62(a) 26,699 4,236
3.12%, 4/20/62(a) 85,351 12,360
3.25%, 2/20/63(a) 27,933 4,057
3.50%, 10/16/42 518,389 85,831

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (42.4%) (cont’d)
3.50%, 5/20/43 $ 328,416 $ 52,193
3.70%, 9/20/60(a) 21,975 4,124
5.00%, 2/16/41 17,774 3,412
GS Mortgage Securities Trust
3.35%, 7/10/48 7,297 7,155
GSAA Trust
6.00%, 4/1/34 132,869 133,021
GSR Mortgage Loan Trust
CME Term SOFR 1 Month + 0.36%,
4.04%, 3/25/35(a) 35,916 21,248
5.00%, 2/25/34 9,277 8,982
US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.75%,
5.27%, 3/25/33(a) 2,786 2,773
5.50%, 11/25/35 2,137 2,017
6.00%, 9/25/35 206,732 207,409
Harvest Commercial Capital Loan
Trust
5.73%, 9/25/46(a)(b) 1,500,000 1,477,368
5.96%, 4/25/52(a)(b) 1,554,000 1,434,634
6.16%, 10/25/56 1,599,759 1,629,459
6.34%, 9/25/46(a)(b) 1,380,000 1,332,982
Impac CMB Trust
CME Term SOFR 1 Month + 0.63%,
4.31%, 11/25/35(a) 1,230,906 1,110,629
IMS Ecuadorian Mortgage Trust
3.40%, 8/18/43(b) 232,600 224,161
IndyMac INDX Mortgage Loan Trust
6.24%, 11/25/34(a) 12,936 12,855
J.P. Morgan Chase Commercial
Mortgage Securities Trust
IO
0.52%, 12/15/49(a) 1,341,068 1,665
J.P. Morgan Mortgage Trust
3.00%, 10/25/50(a)(b) 74,098 64,292
3.45%, 12/25/34(a) 29,414 26,209
3.50%, 7/25/50(a)(b) 269,470 242,418
3.94%, 7/27/37(a)(b) 53,955 50,260
La Hipotecaria Panamanian
Mortgage Trust
4.35%, 7/13/52(b) 1,509,931 1,370,785
Lansdowne Mortgage Securities No.
1 plc
EURIBOR 3 Month + 0.30%,
2.45%, 6/15/45(a) EUR 246,400 281,554
Legacy Mortgage Asset Trust
5.75%, 7/25/61(b)(c) $ 592,751 596,565
6.25%, 7/25/67(b)(c) 149,515 150,773
7.50%, 4/25/61(b)(c) 3,119,465 3,161,255
loanDepot FAMSR Master Trust
CME Term SOFR 1 Month + 2.75%,
6.43%, 12/19/30(a)(b) 7,000,000 7,003,950
loanDepot GMSR Master Trust
CME Term SOFR 1 Month + 3.15%,
6.83%, 7/16/30(a)(b) 3,200,000 3,252,362
Mansard Mortgages plc
SONIA + 0.72%,
4.47%, 10/15/48(a) GBP 347,749 447,962
Face
Amount Value
MASTR Adjustable Rate Mortgages
Trust
5.18%, 6/25/34(a) $ 135,046 $ 124,009
MASTR Alternative Loan Trust
5.00%, 5/25/33 107,668 97,850
MASTR Asset Securitization Trust
5.50%, 10/25/25 909 854
MASTR Reperforming Loan Trust
7.50%, 5/25/35(b) 90,533 62,691
MERIT Securities Corp.
ICE LIBOR USD 1 Month + 2.25%,
7.21%, 9/28/32(a)(b) 210,305 201,945
Merrill Lynch Mortgage Investors
Trust
4.61%, 1/25/37(a) 6,348 6,154
CME Term SOFR 6 Month + 0.93%,
4.68%, 4/25/29(a) 5,465 5,407
Morgan Stanley Mortgage Loan Trust
6.05%, 2/25/34(a) 44,228 43,255
MR 225 North Calvert Owner LP
0.00%, 8/25/32 3,015,947 2,224,864
Multifamily Trust
CME Term SOFR 1 Month + 2.11%,
5.79%, 4/25/46(a)(b) 1,095,561 1,080,644
National City Mortgage Capital Trust
6.00%, 3/25/38 38,588 37,014
Natixis Commercial Mortgage
Securities Trust
4.13%, 5/15/39(a)(b) 1,000,000 927,344
Newgate Funding plc
SONIA + 3.12%,
6.85%, 12/15/50(a) GBP 305,801 392,706
NRM FHT1 Excess Owner LLC
6.55%, 3/25/32(b)(c) $ 7,438,785 7,498,132
OBX
3.00%, 1/25/52(a)(b) 1,705,732 1,482,521
OBX Trust
5.50%, 9/25/55(a)(b) 1,570,051 1,566,801
Oceanview Mortgage Trust
5.10%, 8/25/55(a)(b) 2,954,567 2,928,998
Ocwen Loan Investment Trust
3.00%, 2/25/37(b) 2,000,000 1,897,790
OLIT
3.00%, 11/25/38(a)(b) 2,500,000 2,286,529
3.00%, 11/25/38(b)(c) 9,000,000 7,525,086
Onity Loan Investment Trust
5.00%, 8/25/37(a)(b) 2,000,000 1,948,474
5.00%, 8/25/37(a)(b) 3,000,000 2,873,382
PMT Loan Trust
5.50%, 4/25/57(a)(b) 2,500,000 2,493,262
Prime Mortgage Trust
CME Term SOFR 1 Month + 0.83%,
4.51%, 2/25/35(a) 695,000 616,052
PRKCM Trust
6.43%, 5/25/59(b)(c) 2,309,777 2,335,015
6.60%, 2/25/58(b)(c) 1,929,483 1,929,125
7.22%, 11/25/58(b)(c) 1,026,796 1,035,381

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (42.4%) (cont’d)
PRPM Fundido DAC
EURIBOR 3 Month + 2.00%,
4.04%, 4/29/75(a)(b) EUR 4,000,000 $ 4,545,921
EURIBOR 3 Month + 3.00%,
5.04%, 1/29/75(a)(b) 3,319,000 3,526,959
PRPM LLC
4.00%, 5/25/54(b)(c) $ 2,000,000 1,883,531
6.47%, 5/25/30(b)(c) 2,706,220 2,702,159
PRPM Trust
4.40%, 4/25/67(b)(c) 688,491 689,623
Rain City Mortgage Trust
6.53%, 9/25/29(b)(c) 2,122,000 2,137,502
Rate Mortgage Trust
5.50%, 11/25/55(a)(b) 2,343,755 2,338,902
6.00%, 12/25/54(a)(b) 2,618,611 2,642,650
6.00%, 3/25/55(a)(b) 636,934 641,911
RBSSP Resecuritization Trust
93.49%, 9/26/37(a)(b) 34,174 239,616
RCKT Mortgage Trust
6.00%, 3/25/55(a)(b) 1,662,174 1,677,432
6.50%, 6/25/54(a)(b) 70,456 72,253
RCO Trust
6.25%, 3/2/55(b)(c) 4,695,440 4,667,512
Real Estate Asset Liquidity Trust
IO
0.93%, 2/12/55(a)(b) CAD 5,129,058 95,605
Reperforming Loan Trust
8.50%, 6/25/35(b) $ 21,927 21,504
Residential Asset Securitization Trust
IO
0.50%, 4/25/37 13,203,545 253,297
Resloc UK plc
EURIBOR 3 Month + 0.45%,
2.60%, 12/15/43(a) EUR 221,554 240,898
RFMSI Trust
CME Term SOFR 1 Month + 0.61%,
4.29%, 6/25/37(a) $ 824,473 582,577
6.00%, 6/25/37 881,894 695,255
6.00%, 6/25/37 271,947 214,394
IO
CME Term SOFR 1 Month + 5.39%,
1.71%, 6/25/37(a)(d) 824,473 69,998
RiverView HECM Pass-Through
Certificates
CME Term SOFR 1 Month + 0.38%,
4.06%, 5/25/47(a) 1,315,355 1,176,445
RMF Buyout Issuance Trust
4.75%, 10/25/50(a)(b) 1,200,000 1,064,946
6.00%, 10/25/50(b) 8,264,396 6,552,084
6.00%, 10/25/50(a)(b) 1,662,000 1,562,790
RMF Proprietary Issuance Trust
2.13%, 9/25/61(a)(b) 1,096,173 1,014,315
2.75%, 10/25/63(a)(b) 3,620,762 3,487,676
3.00%, 1/25/62(a)(b) 3,500,551 3,356,192
3.25%, 4/26/60(a)(b) 1,199,338 1,171,215
3.75%, 6/25/62(a)(b) 2,250,000 2,069,321
3.75%, 6/25/62(a)(b) 2,000,000 1,813,264
Face
Amount Value
Saluda Grade Alternative Mortgage
Trust
7.50%, 2/25/30(b)(c) $ 9,549 $ 9,524
7.50%, 5/25/50(a)(b) 2,500,000 2,528,865
7.76%, 4/25/30(b)(c) 3,800,000 3,813,681
7.77%, 5/25/30(b)(c) 3,533,099 3,524,736
Seasoned Credit Risk Transfer Trust
3.25%, 11/25/64 658,325 602,393
3.25%, 6/25/65 2,895,611 2,482,021
Sequoia Mortgage Trust
4.00%, 11/25/55(a)(b) 2,758,602 2,558,495
CME Term SOFR 1 Month + 1.67%,
5.35%, 1/20/36(a) 47,161 37,422
5.50%, 3/25/56(a)(b) 4,000,000 3,989,219
Structured Adjustable Rate Mortgage
Loan Trust
CME Term SOFR 1 Month + 0.35%,
4.03%, 3/25/35(a) 129,968 117,914
Structured Asset Mortgage
Investments II Trust
CME Term SOFR 1 Month + 0.57%,
4.25%, 5/25/45(a) 56,037 50,195
Structured Asset Securities Corp.
Mortgage-Backed Pass-Through
Certificates Trust
6.68%, 11/25/30(a) 32,491 31,808
Su Casita
CME Term SOFR 1 Month + 0.34%,
4.03%, 8/26/35(a)(b) 6,952,727 5,718,618
Sutherland Commercial Mortgage
Trust
2.23%, 12/25/41(a)(b) 506,289 446,219
TDA 27 FTA
EURIBOR 3 Month + 0.19%,
2.32%, 12/28/50(a) EUR 321,886 345,147
TIAA Bank Mortgage Loan Trust
4.00%, 11/25/48(a)(b) $ 105,181 99,831
UBS Commercial Mortgage Trust
IO
0.87%, 3/15/51(a) 8,162,471 117,040
VCC Trust
6.49%, 1/27/31(b)(c) 7,269,487 7,258,335
8.16%, 5/25/55(b)(c) 3,362,016 3,349,033
Velocity Commercial Capital Loan
Trust
2.57%, 5/25/51(a)(b) 1,497,860 1,151,618
5.49%, 2/25/56(a)(b) 2,984,686 2,947,715
5.89%, 2/25/56(a)(b) 2,487,238 2,457,829
6.17%, 9/25/55(a)(b) 1,220,553 1,215,058
Verus Securitization Trust
5.93%, 3/25/68(b)(c) 1,132,360 1,132,397
WaMu Mortgage Backed Pass-
Through Certificates
5.76%, 12/19/39(a) 118,575 117,931
WMRK Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.44%,
7.11%, 11/15/27(a)(b) 2,633,855 2,641,154
366,751,091

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds ( 3 .8% )
Banks (0.5%)
Nordea Kredit Realkreditaktieselskab
4.00%, 10/1/56 DKK 24,913,923 $ 3,671,143
Financial Services (3.3%)
CSFB Mortgage Securities
5.15%, 12/3/28(b) $ 1,020,000 904,122
Jyske Realkredit A/S
4.00%, 10/1/56 DKK 20,000,000 2,986,747
Nykredit Realkredit A/S
3.50%, 10/1/56 15,000,000 2,191,858
4.00%, 10/1/46 - 10/1/56 105,482,659 15,908,535
Realkredit Danmark A/S
4.00%, 10/1/56 45,074,931 6,705,739
28,697,001
32,368,144
Total Fixed Income Securities
(Cost $896,532,373)
907,007,699
–
Shares
Short-Term Investments ( 8 .8% )
Investment Company ( 0 .2% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.57% (See Note G)
(Cost $2,093,806)
2,093,806 2,093,806
Face
Amount
U.S. Government and Agency Securities ( 8 .6% )
U.S. Treasury Bills
3.55%, 8/20/26 $ 5,000,000 4,929,863
3.57%, 7/16/26 20,000,000 19,789,271
3.57%, 7/30/26 10,000,000 9,880,293
3.57%, 8/27/26 10,000,000 9,852,411
3.59%, 7/23/26 10,000,000 9,887,418
3.61%, 6/16/26(e) 5,224,700 5,185,063
3.63%, 10/1/26 15,000,000 14,726,644
Total U.S. Government and
Agency Securities
(Cost $74,259,145)
74,250,963
Total Short-Term Investments
(Cost $76,352,951)
76,344,769
Total Investments ( 113 .7% )
( Cost $ 972,885,324 ) (f) (g) 983,352,468
Liabilities in Excess of Other Assets (-13.7%)
(118,382,533)
Net Assets (100.0%) $864,969,935
(a) Floating or variable rate securities: The rates disclosed are as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.
(d) Inverse floating rate security. Interest rate disclosed is that which was in effect at March 31, 2026.
(e) All or a portion of the security pledged as collateral for futures contracts.
(f) At March 31, 2026, the aggregate cost for federal income tax purposes is $972,885,324. The aggregate gross unrealized
appreciation is $20,768,885 and the aggregate gross unrealized depreciation is $10,301,741, resulting in net unrealized appreciation of $10,467,144.
(g) Securities are available for collateral in connection with open futures contracts.
CME Chicago Mercantile Exchange
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
HECM Home Equity Conversion Mortgage
ICE Intercontinental Exchange
IO Interest Only
LIBOR London Interbank Offered Rate
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SONIA Sterling Over Night Index Average
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.
TBA To Be Announced; Security is subject to delayed delivery

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (4.5)%
Collateralized Mortgage Obligations — Agency Collateral Series - (4.5)%
UMBS, Single Family, 30 Year, 4.00%, TBA, 4/25/56 $ (5,000,000) $ (4,713,477)
UMBS, Single Family, 30 Year, 4.50%, TBA, 4/25/56 (10,000,000) (9,645,313)
UMBS, Single Family, 30 Year, 5.00%, TBA, 4/25/56 (10,000,000) (9,858,203)
UMBS, Single Family, 30 Year, 5.50%, TBA, 4/25/56 (15,000,000) (15,065,039)
Total Securities Sold Short (proceeds $39,221,094) $ (39,282,032)
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at March 31, 2026:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Barclays Bank plc $ 29,144,428 EUR 33,744,147 6/17/26 $ (60,954)
BNP Paribas SA $ 26,324,016 MXN 1,474,643 6/17/26 15,693
BNP Paribas SA $ 1,045,993 GBP 1,398,499 6/17/26 14,342
BNP Paribas SA $ 378,277 EUR 437,880 6/17/26 (890)
HSBC Bank plc DKK 3,935,358 $ 607,181 6/17/26 4,131
JPMorgan Chase Bank NA $ 2,066,851 CAD 1,529,053 6/17/26 38,305
JPMorgan Chase Bank NA $ 209,879,314 DKK 32,621,564 6/17/26 19,243
UBS AG EUR 600,000 $ 695,585 6/17/26 364
$ 30,234
CAD Canadian Dollar
DKK Denmark Krone
EUR Euro
GBP British Pound
MXN Mexican Peso
Futures Contracts:
The Fund had the following futures contracts open at March 31, 2026:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Depreciation
Long:
U.S. Treasury 2 Year Notes 73 Jun-26 $ 14,600,000 $ 15,143,508 $ (117,055)
U.S. Treasury 5 Year Notes 2,123 Jun-26 212,300,000 229,665,478 (1,787,417)
U.S. Treasury 10 Year Notes 91 Jun-26 9,100,000 10,105,266 (167,945)
U.S. Treasury Long Bonds 14 Jun-26 1,400,000 1,594,250 (51,542)
$ (2,123,959)

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Portfolio Composition
Classification
Percentage of Total
Investments
Commercial Mortgage-Backed Securities 37 .3%
Collateralized Mortgage Obligations — Agency
Collateral Series 30 .7
Asset-Backed Securities 20 .9
U.S. Government and Agency Securities 7 .6
Other* 3 .5
Total Investments 100 .0% **
* Industries and/or investment types representing less than 5% of total investments.
** Does not include open futures contracts with a value of $ 256,508,502 and total unrealized depreciation of $ 2,123,959 . Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $ 30,234 .

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Eaton Vance Preferred Securities and Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (83.7%)
Corporate Bonds ( 83 .7% )
Banks (44.7%)
Banco Bilbao Vizcaya Argentaria SA
9.38%, 3/19/29(a)(b) $ 200,000 $ 216,228
Banco Santander SA
9.63%, 5/21/33(a)(b) 400,000 461,997
Bank of America Corp.
6.13%, 4/27/27(a)(b) 323,000 323,796
6.63%, 5/1/30(a)(b) 314,000 322,134
Bank of Montreal
7.70%, 5/26/84(b) 400,000 411,062
Barclays plc
8.00%, 3/15/29(a)(b) 200,000 207,058
BNP Paribas SA
8.00%, 8/22/31(a)(b) 200,000 208,423
Canadian Imperial Bank of Commerce
7.00%, 10/28/85(b) 400,000 404,544
Citigroup, Inc.
6.63%, 2/15/31(a)(b) 590,000 590,844
Huntington Bancshares, Inc.
5.63%, 7/15/30(a)(b) 305,000 309,237
ING Groep NV
7.25%, 11/16/34(a)(b) 400,000 409,193
JPMorgan Chase & Co.
6.88%, 6/1/29(a)(b) 463,000 480,652
NatWest Group plc
8.13%, 11/10/33(a)(b) 200,000 216,597
Nordea Bank Abp
6.75%, 11/10/33(a)(b)(c) 365,000 364,135
PNC Financial Services Group, Inc. (The)
6.00%, 5/15/27(a)(b) 163,000 163,033
6.25%, 3/15/30(a)(b) 169,000 170,597
Royal Bank of Canada
7.50%, 5/2/84(b) 200,000 204,982
Societe Generale SA
5.38%, 11/18/30(a)(b)(c) 200,000 187,589
8.50%, 3/25/34(a)(b)(c) 200,000 213,923
Sumitomo Mitsui Financial Group, Inc.
6.60%, 6/5/34(a)(b) 200,000 197,718
Svenska Handelsbanken AB
4.75%, 3/1/31(a)(b) 400,000 371,572
Swedbank AB
7.75%, 3/17/30(a)(b) 200,000 210,653
Toronto-Dominion Bank (The)
7.25%, 7/31/84(b) 200,000 204,235
8.13%, 10/31/82(b) 200,000 206,454
Truist Financial Corp.
5.10%, 3/1/30(a)(b) 297,000 296,658
Wells Fargo & Co.
6.85%, 9/15/29(a)(b) 547,000 567,365
7,920,679
Capital Markets (10.4%)
Bank of New York Mellon Corp. (The)
3.75%, 12/20/26(a)(b) 214,000 209,377
Brookfield Finance, Inc.
6.30%, 1/15/55(b) 162,000 155,246
Face
Amount Value
Charles Schwab Corp. (The)
4.00%, 12/1/30(a)(b) $ 349,000 $ 323,079
Goldman Sachs Group, Inc. (The)
7.50%, 2/10/29 - 5/10/29(a)(b) 556,000 581,694
State Street Corp.
6.70%, 9/15/29(a)(b) 204,000 210,384
UBS Group AG
9.25%, 11/13/33(a)(b)(c) 320,000 360,512
1,840,292
Consumer Finance (0.8%)
Ally Financial, Inc.
4.70%, 5/15/26(a)(b) 152,000 150,714
Diversified Telecommunication Services (3.6%)
Bell Canada
6.88%, 9/15/55(b) 321,000 324,875
TELUS Corp.
6.38%, 6/9/56(b) 316,000 312,937
637,812
Electric Utilities (6.9%)
American Electric Power Co., Inc.
7.05%, 12/15/54(b) 311,000 321,260
Duke Energy Corp.
6.45%, 9/1/54(b) 248,000 256,730
NextEra Energy Capital Holdings, Inc.
6.38%, 8/15/55(b) 314,000 320,059
Xcel Energy, Inc.
5.75%, 12/3/56(b) 333,000 325,167
1,223,216
Financial Services (5.0%)
Corebridge Financial, Inc.
6.88%, 12/1/30(a)(b) 320,000 326,288
Equitable Holdings, Inc.
6.70%, 3/28/55(b) 320,000 323,927
HA Sustainable Infrastructure Capital, Inc.
8.00%, 6/1/56(b) 221,000 228,749
878,964
Insurance (5.6%)
Athene Holding Ltd.
6.63%, 10/15/54(b) 86,000 79,482
Global Atlantic Fin Co.
7.95%, 10/15/54(b)(c) 318,000 306,471
Liberty Mutual Group, Inc.
4.13%, 12/15/51(b)(c) 331,000 323,421
Lincoln National Corp.
9.25%, 12/1/27(a)(b) 265,000 276,728
986,102
Multi-Utilities (3.2%)
Algonquin Power & Utilities Corp.
4.75%, 1/18/82(b) 250,000 243,344
Dominion Energy, Inc.
4.35%, 1/15/27(a)(b) 328,000 323,088
566,432

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Preferred Securities and Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (83.7%) (cont’d)
Oil, Gas & Consumable Fuels (3.5%)
BP Capital Markets plc
6.13%, 3/18/35(a)(b) $ 304,000 $ 306,731
Energy Transfer LP
7.13%, 5/15/30(a)(b) 313,000 319,404
626,135
Total Fixed Income Securities
(Cost $15,031,977)
14,830,346
–
Shares
Preferred Stocks (13.7%)
Banks (4.8%)
Citigroup, Inc. 6.25%(a)(d) 8,353 205,901
Citizens Financial Group, Inc.
7.38%(a) 8,028 203,670
Fifth Third Bancorp 6.88%(a)(b) 7,508 195,659
KeyCorp 6.20%(a)(b) 9,486 225,103
830,333
Electric Utilities (1.1%)
Brookfield BRP Holdings Canada,
Inc. 7.25%(a) 8,147 193,328
Insurance (4.4%)
American National Group, Inc.
7.38%(a) 12,560 296,416
Aspen Insurance Holdings Ltd.
7.00%(a) 12,250 285,425
Athene Holding Ltd. 6.35%(a)(b) 8,347 197,240
779,081
Oil, Gas & Consumable Fuels
(0.8%)
Enbridge, Inc. 5.86%(a)(b) 6,500 157,235
Real Estate Management &
Development (0.6%)
Brookfield Property Partners LP
6.38%(a) 6,869 102,073
Wireless Telecommunication
Services (2.0%)
T-Mobile USA, Inc. 6.25% 14,815 358,227
Total Preferred Stocks
(Cost $2,480,256) 2,420,277
Short-Term Investment ( 7 .7% )
Investment Company ( 7 .7% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.57% (See Note G)
(Cost $1,370,439)
1,370,439 1,370,439
Total Investments ( 105 .1% )
( Cost $ 18,882,672 ) (e) 18,621,062
Liabilities in Excess of Other Assets (-5.1%)
(899,023)
Net Assets (100.0%) $17,722,039
(a) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2026.
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d) Non-income producing security.
(e) At March 31, 2026, the aggregate cost for federal income tax purposes is $18,882,672. The aggregate gross unrealized
appreciation is $4,031 and the aggregate gross unrealized
depreciation is $265,641, resulting in net unrealized depreciation of
$261,610.
Portfolio Composition
Classification
Percentage of Total
Investments
Corporate Bonds 79 .6%
Preferred Stocks 13 .0
Short-Term Investment 7 .4
Total Investments 100 .0%

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (97.2%)
Asset-Backed Securities ( 17 .8% )
AASET Ltd.,
2025-2A
5.52%, 2/16/50(a) $ 2,413,210 $ 2,412,282
AASET MT-1 Ltd.,
2025-3A
5.24%, 2/16/50(a) 414,779 409,962
Acacia LLC,
2025-1
5.24%, 11/15/37(a) 1,547,861 1,546,739
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) 200,767 202,207
2024-3AL
5.68%, 12/26/31(a) 82,902 83,528
ACM Auto Trust,
2024-2A
6.06%, 2/20/29(a) 8,702 8,704
2025-1A
5.38%, 6/20/29(a) 89,803 89,801
2025-2A
5.55%, 6/20/28(a) 760,121 761,209
AGL CLO 13 Ltd.,
2021-13A
CME Term SOFR 3 Month + 1.80%,
5.47%, 10/20/34(a)(b) 2,000,000 1,989,312
Ally Bank Auto Credit-Linked Notes,
2025-B
4.31%, 9/15/33(a) 1,535,988 1,537,253
2025-B
4.50%, 9/15/33(a) 1,897,152 1,900,817
ALTDE Trust,
2025-1A
5.90%, 8/15/50(a) 713,700 719,478
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 648,276 649,092
Amur Equipment Finance
Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 105,133 105,760
ARES XLIV CLO Ltd.,
2017-44A
CME Term SOFR 3 Month + 1.75%,
5.42%, 4/15/34(a)(b) 3,000,000 2,986,428
Auxilior Term Funding LLC,
2023-1A
6.18%, 12/15/28(a) 83,737 83,923
Bridge Trust,
2025-SFR1
4.20%, 9/17/42(a) 748,842 705,114
Cascade MH Asset Trust,
2022-MH1
4.25%, 8/25/54(a)(c) 1,261,592 1,236,573
Castlelake Aircraft Structured Trust,
2025-1A
5.78%, 2/15/50(a) 1,741,607 1,756,169
Face
Amount Value
2025-2A
5.47%, 8/15/50(a) $ 1,176,965 $ 1,178,391
2025-2A
6.30%, 8/15/50(a) 1,377,812 1,383,575
2026-1A
5.07%, 3/15/51(a) 2,415,000 2,375,384
CFMT LLC,
2023-HB12
4.25%, 4/25/33(a)(b) 2,025,000 2,011,952
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 1,886,465 1,894,200
2025-1
4.85%, 2/25/33(a) 528,210 530,240
Chesapeake Funding II LLC,
2024-1A
5.52%, 5/15/36(a) 374,995 378,845
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(a) 3,967,986 3,971,484
2024-2A
5.92%, 11/22/49(a) 250,000 250,639
Commonbond Student Loan Trust,
2021-AGS
1.20%, 3/25/52(a) 598,457 514,762
Crockett Partners Equipment Co.
IIA LLC,
2024-1C
6.05%, 1/20/31(a) 345,000 349,392
Crossroads Asset Trust,
2024-A
5.90%, 8/20/30(a) 126,729 127,797
DataBank Issuer,
2026-1A
5.81%, 2/25/56(a) 1,809,000 1,801,575
DataBank Issuer II LLC,
2025-1A
5.18%, 9/27/55(a) 3,230,000 3,139,528
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 887,800 879,697
2021-1A
2.05%, 11/20/51(a) 1,975,323 1,945,148
Dext ABS LLC,
2023-2
6.56%, 5/15/34(a) 92,957 93,183
Diamond Infrastructure Funding
LLC,
2021-1A
1.76%, 4/15/49(a) 600,000 586,678
Driven Brands Funding LLC,
2020-1A
3.79%, 7/20/50(a) 394,573 380,080
2020-2A
3.24%, 1/20/51(a) 4,105,603 3,855,445
2021-1A
2.79%, 10/20/51(a) 2,157,753 1,949,629

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (17.8%) (cont’d)
ECMC Group Student Loan Trust,
2020-3A
SOFR30A + 1.11%,
4.78%, 1/27/70(a)(b) $ 386,456 $ 387,620
ELFI Graduate Loan Program LLC,
2021-A
1.53%, 12/26/46(a) 857,591 776,318
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) 261,084 260,087
FIGRE Trust,
2025-FL1
5.27%, 7/25/55(a)(c) 2,985,641 2,991,281
2025-FL1
5.67%, 7/25/55(a)(c) 1,686,483 1,688,173
2025-FL2
5.05%, 11/25/55(a)(c) 1,024,851 1,022,273
2026-FL1
5.49%, 3/25/56(a)(c) 1,720,000 1,724,990
FOCUS Brands Funding LLC,
2017-1A
5.09%, 4/30/47(a) 2,233,800 2,223,812
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 269,333 270,879
2024-2A
5.58%, 6/17/30(a) 88,938 89,696
Goddard Funding LLC,
2024-1A
6.83%, 10/30/54(a) 649,775 659,400
Golub Capital Partners ABS Funding
Ltd.,
2020-1A
3.21%, 1/22/29(a) 293,667 284,125
2021-1A
2.77%, 4/20/29(a) 852,417 786,771
GS Mortgage-Backed Securities
Trust,
2025-HE1
SOFR30A + 1.55%,
5.21%, 10/25/55(a)(b) 1,073,880 1,075,969
Horizon Aircraft Finance IV Ltd.,
2024-1
5.38%, 9/15/49(a) 1,045,250 1,037,864
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
5.37%, 3/20/54(a)(b) 373,601 374,570
2024-HE1
SOFR30A + 1.50%,
5.17%, 8/25/54(a)(b) 1,726,105 1,730,885
2024-HE2
SOFR30A + 1.20%,
4.87%, 10/20/54(a)(b) 1,024,339 1,024,904
2025-HE3
SOFR30A + 1.35%,
5.02%, 3/20/56(a)(b) 2,235,184 2,238,423
Face
Amount Value
Jamestown CLO IX Ltd.,
2016-9A
CME Term SOFR 3 Month + 2.00%,
5.67%, 7/25/34(a)(b) $ 4,000,000 $ 3,995,948
LAD Auto Receivables Trust,
2024-1A
5.23%, 1/18/28(a) 23,390 23,398
Lendbuzz Securitization Trust,
2024-1A
6.19%, 8/15/29(a) 330,150 331,690
2024-3A
4.97%, 10/15/29(a) 197,938 198,131
2025-1A
5.10%, 10/15/30(a) 482,855 484,099
2025-2A
5.18%, 5/15/30(a) 1,884,341 1,891,554
2025-2A
5.13%, 11/15/30(a) 1,165,000 1,160,212
2026-1A
5.16%, 12/16/30(a) 823,003 823,402
loanDepot GMSR Trust,
2025-GT1
CME Term SOFR 1 Month + 2.85%,
6.52%, 5/16/30(a)(b) 1,282,000 1,273,382
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 734,036 609,222
2021-2GS
2.22%, 3/20/48(a) 986,991 779,621
Lunar Structured Aircraft Portfolio
Notes,
2021-1
2.64%, 10/15/46(a) 1,196,738 1,137,779
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 80,459 79,802
MAPS Trust,
2021-1A
2.52%, 6/15/46(a) 2,399,466 2,308,722
2026-1A
5.20%, 1/15/51(a) 1,558,872 1,526,160
Marlette Funding Trust,
2024-1A
6.34%, 7/17/34(a) 2,226,000 2,243,879
2025-1A
4.95%, 7/16/35(a) 2,245,000 2,248,821
2025-1A
5.26%, 7/16/35(a) 753,000 753,926
MAST Ltd.,
2026-1A
5.13%, 2/15/51(a) 2,406,589 2,370,614
Mission Lane Credit Card Master
Trust,
2025-C
4.78%, 12/16/30(a) 1,600,000 1,599,445
MMP Capital LLC,
2025-A
5.36%, 12/15/31(a) 524,875 528,776

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (17.8%) (cont’d)
Monroe Capital ABS Funding Ltd.,
2021-1A
2.82%, 4/22/31(a) $ 594,154 $ 549,161
Mosaic Solar Loan Trust,
2019-2A
3.28%, 9/20/40(a) 1,265,958 1,131,317
2020-1A
2.10%, 4/20/46(a) 122,126 107,877
2021-1A
2.05%, 12/20/46(a) 606,380 475,328
Navistar Financial Dealer Note
Master Owner Trust II,
2025-1
4.18%, 9/25/30(a) 696,000 695,990
Neighborly Issuer LLC,
2021-1A
3.58%, 4/30/51(a) 1,233,488 1,183,283
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
6.25%, 7/25/50(a)(b) 382,222 386,137
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(a)(c) 260,121 261,564
NRZ Excess Spread-Collateralized
Notes,
2021-FHT1
3.10%, 7/25/26(a) 301,392 299,049
2021-GNT1
3.47%, 11/25/26(a) 321,560 317,312
OBX Trust,
2025-HE1
SOFR30A + 1.60%,
5.26%, 2/25/55(a)(b) 1,900,654 1,907,949
OneMain Financial Issuance Trust,
2019-2A
3.66%, 10/14/36(a) 695,000 672,320
2021-1A
1.95%, 6/16/36(a) 1,627,000 1,548,857
2022-2A
5.24%, 10/14/34(a) 4,415,000 4,420,552
Oportun Funding Trust,
2024-3
5.48%, 8/15/29(a) 627,515 627,978
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 138,845 136,703
2025-C
4.93%, 7/8/33(a) 1,590,000 1,585,685
2025-C
5.18%, 7/8/33(a) 2,770,000 2,761,560
Option One Mortgage Loan Trust,
2000-5
CME Term SOFR 1 Month + 0.61%,
4.29%, 8/20/30(b) 25,971 26,456
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 212,606 212,516
Face
Amount Value
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) $ 356,607 $ 357,255
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 159,576 160,537
2025-1A
5.04%, 7/20/32(a) 430,000 435,778
Phantom Aviation,
2026-1A
5.24%, 1/15/51(a) 2,428,564 2,387,041
PK Alift Loan Funding 3 LP,
2024-1
5.84%, 9/15/39(a) 245,003 249,439
Planet Fitness Master Issuer LLC,
2019-1A
3.86%, 12/5/49(a) 1,139,063 1,086,810
2022-1A
4.01%, 12/5/51(a) 480,000 449,079
2024-1A
5.77%, 6/5/54(a) 1,048,040 1,055,427
PNMAC GMSR Issuer Trust,
2024-GT1
CME Term SOFR 1 Month + 3.20%,
6.88%, 3/25/29(a)(b) 700,000 702,099
2025-GT1
CME Term SOFR 1 Month + 2.45%,
6.13%, 8/26/30(a)(b) 1,885,000 1,889,995
Post Road Equipment Finance LLC,
2024-1A
5.59%, 11/15/29(a) 101,024 101,272
Project Silver,
2019-1
3.97%, 7/15/44(a) 5,303,140 5,161,776
RAM LLC,
2025-1
5.45%, 5/15/40(a) 1,553,832 1,548,360
RCKT Trust,
2025-1A
5.16%, 7/25/34(a) 1,690,000 1,691,438
RCKTL,
2025-2A
4.48%, 11/27/34(a) 1,167,059 1,167,351
2025-2A
4.60%, 11/27/34(a) 1,825,000 1,821,883
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 49,952 50,056
2026-1A
4.37%, 2/15/33(a) 885,000 882,057
ReadyCap Lending Small Business
Loan Trust,
2019-2
US Prime Rate - 0.50%,
6.25%, 12/27/44(a)(b) 12,291 12,283
Research-Driven Pagaya Motor Asset
Trust,
2025-1A
5.04%, 6/27/33(a) 3,063,467 3,070,506

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (17.8%) (cont’d)
2025-1A
5.49%, 6/27/33(a) $ 1,035,590 $ 1,038,927
2025-4A
5.12%, 4/25/34(a) 930,000 933,095
Retained Vantage Data Centers
Issuer LLC,
2023-1A
5.00%, 9/15/48(a) 861,000 859,218
Saluda Grade Alternative Mortgage
Trust,
2023-SEQ3
6.89%, 6/1/53(a)(b) 5,829,000 5,934,932
2025-LOC5
CME Term SOFR 1 Month + 1.60%,
5.28%, 10/25/55(a)(b) 2,814,601 2,829,860
Santander Bank Auto Credit-Linked
Notes,
2023-A
13.75%, 6/15/33(a) 1,178,155 1,216,183
2025-A
4.48%, 1/16/34(a) 1,165,197 1,164,904
2025-A
4.66%, 1/16/34(a) 779,975 781,215
Service Experts Issuer LLC,
2025-1A
5.38%, 1/20/37(a) 1,783,656 1,779,490
ServiceMaster Funding LLC,
2020-1
2.84%, 1/30/51(a) 3,278,170 3,119,715
2021-1
2.87%, 7/30/51(a) 786,533 736,442
SERVPRO Master Issuer LLC,
2021-1A
2.39%, 4/25/51(a) 2,681,288 2,550,854
2025-1A
5.53%, 10/25/55(a) 1,853,355 1,838,320
SoFi Consumer Loan Program Trust,
2025-2
4.97%, 6/25/34(a) 945,000 951,013
2025-4
4.60%, 8/25/35(a) 3,000,000 2,993,379
STAR Trust,
2021-SFR2
CME Term SOFR 1 Month + 2.96%,
6.64%, 1/17/39(a)(b) 236,247 236,457
2022-SFR3
CME Term SOFR 1 Month + 4.50%,
8.18%, 5/17/39(a)(b) 551,577 553,678
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.13%, 2/17/42(a)(b) 1,277,314 1,277,628
2025-SFR5
CME Term SOFR 1 Month + 1.95%,
5.63%, 2/17/42(a)(b) 497,000 496,169
2025-SFR6
CME Term SOFR 1 Month + 1.65%,
5.33%, 8/17/42(a)(b) 1,129,000 1,129,614
Face
Amount Value
2026-SFR7
CME Term SOFR 1 Month + 1.40%,
0.00%, 5/17/43(a)(b) $ 1,430,000 $ 1,432,912
Stream Innovations Issuer Trust,
2024-1A
6.27%, 7/15/44(a) 208,827 215,171
Subway Funding LLC,
2024-3A
5.25%, 7/30/54(a) 1,509,408 1,492,552
2024-3A
5.57%, 7/30/54(a) 493,750 487,657
Sunnova Helios V Issuer LLC,
2021-A
1.80%, 2/20/48(a) 682,397 507,606
Taco Bell Funding LLC,
2018-1A
4.94%, 11/25/48(a) 2,867,025 2,860,039
Tesla Lease Electric Vehicle
Securitization LLC,
2025-A
4.27%, 11/20/28(a) 2,205,000 2,207,427
Theorem Funding Trust,
2022-3A
8.95%, 4/15/29(a) 529,434 530,017
Towd Point Mortgage Trust,
2025-HE2
SOFR30A + 1.35%,
5.01%, 9/25/65(a)(b) 2,859,970 2,863,107
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.60%,
5.28%, 3/17/42(a)(b) 1,620,000 1,619,057
Truist Bank Auto Credit-Linked
Notes,
2025-1
4.73%, 9/26/33(a) 1,915,661 1,916,025
UPX HIL Issuer Trust,
2025-1
5.16%, 1/25/47(a) 2,379,623 2,371,622
US Bank NA,
2026-RVM1
4.96%, 12/25/46(a) 4,300,000 4,286,617
Vantage Data Centers LLC,
2020-2A
1.99%, 9/15/45(a) 5,065,000 4,838,974
VCP RRL ABS I Ltd.,
2021-1A
2.15%, 10/20/31(a) 115,611 108,012
Willis Engine Structured Trust IX,
2025-B
5.16%, 12/15/50(a) 2,034,587 2,030,408
Willis Engine Structured Trust VIII,
2025-A
5.58%, 6/15/50(a) 1,615,611 1,638,642
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 200,537 201,470
203,415,042

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Collateralized Mortgage Obligations — Agency Collateral
Series  ( 5 .2% )
FHLMC
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.33%,
6.20%, 7/1/38(b) $ 67,245 $ 69,352
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.18%,
6.30%, 6/1/38(b) 32,239 33,290
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.28%,
6.30%, 1/1/36(b) 65,391 67,270
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
6.31%, 3/1/37(b) 91,014 93,945
FHLMC Gold Pool, 30 Year
7.50%, 5/1/35 4,364 4,595
8.00%, 8/1/32 1,933 2,023
8.50%, 8/1/31 2,227 2,341
GNMA I, 30 Year
8.50%, 7/15/30 5 5
GNMA I, Single Family, 30 Year
6.00%, 11/15/38 33,846 35,226
UMBS Pool, 30 Year
5.50%, 11/1/54 - 9/1/55 19,644,277 19,756,852
UMBS, 30 Year
5.50%, 11/1/54 - 2/1/55 8,622,872 8,674,211
6.00%, 9/1/37 19,749 20,666
6.50%, 2/1/28 - 10/1/32 35,143 36,526
7.00%, 7/1/29 - 3/1/37 49,731 52,242
7.50%, 8/1/37 5,677 5,974
8.00%, 4/1/33 9,373 9,823
8.50%, 10/1/32 4,951 5,193
UMBS, Single Family, 30 Year
4.50%, 4/25/56, TBA 5,125,000 4,943,223
5.00%, 4/25/56, TBA 25,891,000 25,523,875
5.50%, 4/25/56 - 5/25/56 586,000 588,335
59,924,967
Commercial Mortgage-Backed Securities ( 16 .4% )
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(c) 303,572 290,213
Angel Oak SB Commercial Mortgage
Trust
2.07%, 5/25/50(a)(b) 172,367 168,364
BAMLL Commercial Mortgage
Securities Trust
3.47%, 11/5/32(a) 591,000 567,473
BAMLL Trust
CME Term SOFR 1 Month + 2.35%,
6.02%, 8/15/39(a)(b) 534,000 535,012
CME Term SOFR 1 Month + 2.90%,
6.57%, 8/15/39(a)(b) 770,000 772,251
Bellemeade RE Ltd.
SOFR30A + 3.85%,
7.51%, 9/25/31(a)(b) 2,100,000 2,166,457
BF Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.17%, 12/15/35(a)(b) 1,328,000 1,309,470
Face
Amount Value
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.17%, 11/15/42(a)(b) $ 2,555,000 $ 2,555,795
CME Term SOFR 1 Month + 1.80%,
5.47%, 11/15/42(a)(b) 865,000 864,462
CME Term SOFR 1 Month + 1.84%,
5.51%, 11/15/41(a)(b) 500,000 500,904
BOCA Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.60%,
5.27%, 12/15/42(a)(b) 1,557,000 1,560,532
Brean Asset-Backed Securities Trust
5.25%, 1/25/63(a)(c) 1,592,457 1,589,307
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.81%,
4.49%, 4/15/34(a)(b) 1,100,000 1,097,323
BX Trust
CME Term SOFR 1 Month + 1.85%,
5.52%, 7/15/42(a)(b) 1,675,000 1,676,912
Chase Home Lending Mortgage
Trust
5.50%, 2/25/56(a)(b) 1,827,993 1,824,209
5.50%, 11/25/56(a)(b) 2,973,298 2,969,000
5.50%, 1/25/57(a)(b) 2,090,000 2,084,367
COMM Mortgage Trust
5.50%, 8/10/40(a) 1,000,000 997,672
CRSNT Trust
CME Term SOFR 1 Month + 1.40%,
5.07%, 2/15/31(a)(b) 3,055,000 3,046,535
CSMC Trust
3.90%, 4/25/62(a)(b) 1,119,049 1,079,697
CME Term SOFR 1 Month + 3.83%,
7.50%, 8/15/26(a)(b) 2,512,868 2,467,638
DBC Mortgage Trust
CME Term SOFR 1 Month + 1.35%,
5.02%, 11/15/42(a)(b) 1,875,000 1,876,450
CME Term SOFR 1 Month + 1.60%,
5.27%, 11/15/42(a)(b) 1,095,000 1,092,772
Durst Commercial Mortgage Trust
5.44%, 8/10/42(a)(b) 995,000 1,003,656
6.34%, 8/10/42(a)(b) 719,000 736,196
EFMT
SOFR30A + 1.15%,
4.81%, 2/25/71(a)(b) 2,486,025 2,489,566
Extended Stay America Trust
CME Term SOFR 1 Month + 1.60%,
5.27%, 10/15/42(a)(b) 2,900,000 2,908,197
CME Term SOFR 1 Month + 1.60%,
5.27%, 2/15/43(a)(b) 1,253,209 1,257,259
FHLMC Seasoned Credit Risk
Transfer Trust
3.00%, 2/25/59 404,829 377,464
FHLMC STACR REMIC Trust
SOFR30A + 7.80%,
11.46%, 11/25/41(a)(b) 880,000 914,537
SOFR30A + 8.50%,
12.16%, 2/25/42(a)(b) 1,035,000 1,091,460
FHLMC STACR Trust
SOFR30A + 6.25%,
9.91%, 9/25/41(a)(b) 660,000 673,375

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (16.4%) (cont’d)
FHLMC, REMIC
SOFR30A + 0.95%,
4.61%, 10/25/54(b) $ 2,369,478 $ 2,374,823
SOFR30A + 1.00%,
4.66%, 2/25/54(b) 1,547,836 1,550,242
SOFR30A + 1.00%,
4.66%, 3/25/55(b) 144,483 145,022
SOFR30A + 1.00%,
4.66%, 3/25/55(b) 844,538 847,980
SOFR30A + 1.00%,
4.66%, 4/25/55(b) 1,350,500 1,349,500
SOFR30A + 1.05%,
4.71%, 4/25/54(b) 1,793,025 1,800,310
SOFR30A + 1.05%,
4.71%, 10/25/54(b) 1,795,276 1,803,818
SOFR30A + 1.10%,
4.76%, 4/25/54(b) 1,816,472 1,825,277
SOFR30A + 1.10%,
4.76%, 4/25/54(b) 614,018 617,465
SOFR30A + 1.10%,
4.76%, 5/25/54(b) 541,398 544,425
SOFR30A + 1.10%,
4.76%, 9/25/54(b) 1,574,419 1,582,255
SOFR30A + 1.15%,
4.81%, 2/25/55(b) 2,512,397 2,528,486
SOFR30A + 1.15%,
4.81%, 7/25/55(b) 2,027,023 2,033,392
SOFR30A + 1.20%,
4.86%, 8/25/54(b) 2,173,787 2,188,906
SOFR30A + 1.25%,
4.91%, 5/25/54(b) 2,254,916 2,272,101
SOFR30A + 1.25%,
4.91%, 11/25/54(b) 4,265,199 4,276,972
SOFR30A + 1.26%,
4.92%, 4/25/54(b) 1,892,381 1,908,728
SOFR30A + 1.30%,
4.96%, 8/25/54(b) 730,014 734,551
SOFR30A + 1.40%,
5.06%, 1/25/54(b) 1,095,011 1,106,146
SOFR30A + 1.43%,
5.09%, 12/25/54(b) 684,032 688,709
7.50%, 9/15/29 33,707 34,389
FHLMC, Strips
SOFR30A + 1.30%,
4.96%, 10/25/53(b) 918,728 927,515
FMC GMSR Issuer Trust
4.45%, 1/25/28(a)(b) 1,500,000 1,478,231
FNMA, REMIC
SOFR30A + 0.95%,
4.61%, 1/25/54(b) 327,251 329,194
SOFR30A + 1.00%,
4.66%, 11/25/54(b) 2,203,162 2,202,525
SOFR30A + 1.05%,
4.71%, 12/25/54(b) 1,840,090 1,843,086
SOFR30A + 1.05%,
4.71%, 9/25/55(b) 1,857,692 1,862,776
Face
Amount Value
SOFR30A + 1.10%,
4.76%, 7/25/54(b) $ 3,811,819 $ 3,836,869
SOFR30A + 1.10%,
4.76%, 9/25/54(b) 1,512,330 1,520,770
SOFR30A + 1.10%,
4.76%, 9/25/54(b) 2,026,477 2,040,006
SOFR30A + 1.15%,
4.81%, 5/25/54(b) 3,225,701 3,232,981
SOFR30A + 1.15%,
4.81%, 6/25/54(b) 1,102,048 1,109,705
SOFR30A + 1.15%,
4.81%, 6/25/54(b) 1,534,857 1,540,647
SOFR30A + 1.15%,
4.81%, 8/25/55(b) 2,046,265 2,055,484
SOFR30A + 1.20%,
4.86%, 5/25/54(b) 520,685 523,850
SOFR30A + 1.25%,
4.91%, 10/25/54(b) 906,527 909,623
SOFR30A + 1.30%,
4.96%, 10/25/53(b) 2,607,241 2,633,845
SOFR30A + 1.30%,
4.96%, 11/25/54(b) 2,697,196 2,712,517
SOFR30A + 1.35%,
5.01%, 3/25/55(b) 2,108,097 2,123,998
SOFR30A + 1.47%,
5.13%, 11/25/54(b) 4,215,877 4,241,383
SOFR30A + 1.47%,
5.13%, 11/25/54(b) 2,244,745 2,264,108
SOFR30A + 1.50%,
5.16%, 12/25/54(b) 3,339,512 3,360,982
Fontainebleau Miami Beach
Mortgage Trust
CME Term SOFR 1 Month + 1.85%,
5.52%, 12/15/39(a)(b) 2,195,000 2,198,379
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 920,000 929,067
GNMA
CME Term SOFR 1 Month + 0.39%,
4.06%, 5/20/63(b) 1,219 1,207
CME Term SOFR 1 Month + 0.56%,
4.23%, 5/20/62(b) 75 75
CME Term SOFR 1 Month + 0.61%,
4.28%, 3/20/61(b) 9,610 9,659
CME Term SOFR 1 Month + 0.67%,
4.34%, 9/20/62(b) 26,753 26,922
CME Term SOFR 1 Month + 0.71%,
4.38%, 1/20/64(b) 8,357 8,413
SOFR30A + 0.85%,
4.52%, 12/20/53(b) 2,064,725 2,062,778
SOFR30A + 0.90%,
4.57%, 7/20/53(b) 1,429,314 1,433,189
SOFR30A + 0.95%,
4.62%, 3/20/54(b) 450,658 451,967
SOFR30A + 0.95%,
4.62%, 10/20/54(b) 537,920 539,405
SOFR30A + 1.00%,
4.67%, 2/20/54(b) 921,575 924,353

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (16.4%) (cont’d)
SOFR30A + 1.00%,
4.67%, 12/20/54(b) $ 890,158 $ 893,761
SOFR30A + 1.00%,
4.67%, 6/20/55(b) 1,127,805 1,130,797
SOFR30A + 1.00%,
4.67%, 9/20/64(b) 1,734,846 1,745,099
SOFR30A + 1.05%,
4.72%, 12/20/54(b) 1,235,037 1,243,949
SOFR30A + 1.05%,
4.72%, 10/20/55(b) 1,695,137 1,704,317
SOFR30A + 1.10%,
4.77%, 8/20/53(b) 1,559,860 1,570,590
SOFR30A + 1.10%,
4.77%, 8/20/65(b) 2,356,675 2,365,480
SOFR30A + 1.18%,
4.85%, 3/20/64(b) 1,497,419 1,500,304
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
5.21%, 3/15/39(a)(b) 1,391,000 1,392,072
GSJP Trust
CME Term SOFR 1 Month + 1.50%,
5.17%, 12/15/42(a)(b) 2,002,000 1,992,473
GWT
CME Term SOFR 1 Month + 1.69%,
5.36%, 5/15/41(a)(b) 570,000 570,687
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.39%,
5.07%, 3/15/42(a)(b) 520,000 520,326
CME Term SOFR 1 Month + 1.74%,
5.41%, 3/15/42(a)(b) 2,500,000 2,501,559
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.31%, 6/15/41(a)(b) 1,267,500 1,269,023
CME Term SOFR 1 Month + 1.99%,
5.66%, 6/15/41(a)(b) 400,000 400,579
Home RE Ltd.
SOFR30A + 4.15%,
7.81%, 1/25/34(a)(b) 1,005,000 1,027,301
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
5.51%, 9/15/41(a)(b) 3,275,000 3,279,708
CME Term SOFR 1 Month + 2.84%,
6.51%, 9/15/41(a)(b) 297,000 297,633
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 2.25%,
5.92%, 3/15/42(a)(b) 2,181,000 2,181,242
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.62%,
5.29%, 6/15/39(a)(b) 2,066,000 2,068,452
CME Term SOFR 1 Month + 1.94%,
5.61%, 6/15/39(a)(b) 936,000 937,322
loanDepot FAMSR Master Trust
CME Term SOFR 1 Month + 2.75%,
6.43%, 12/19/30(a)(b) 1,548,000 1,548,874
MFA Trust
6.33%, 9/25/54(c) 413,910 414,730
Face
Amount Value
Neighborly Issuer LLC
7.31%, 1/30/53(a) $ 3,540,500 $ 3,554,838
New Residential Mortgage Loan
Trust
3.75%, 9/25/57(a)(b) 130,747 123,110
3.75%, 5/28/52(a)(b) 21,409 20,698
3.75%, 8/25/55(a)(b) 48,075 46,839
NJ
6.08%, 3/5/35(a)(b) 540,000 544,327
NRM FHT1 Excess Owner LLC
6.55%, 3/25/32(a)(c) 433,929 437,391
NRTH Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
5.07%, 10/15/40(a)(b) 435,000 435,211
NYCT Trust
CME Term SOFR 1 Month + 1.99%,
5.66%, 8/15/29(a)(b) 1,020,000 1,023,121
NYO Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.21%,
4.88%, 11/15/38(a)(b) 2,035,000 2,034,244
Oceanview Mortgage Loan Trust
1.73%, 5/28/50(a)(b) 107,356 102,072
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.17%, 12/15/39(a)(b) 712,000 712,889
CME Term SOFR 1 Month + 1.89%,
5.56%, 12/15/39(a)(b) 2,642,000 2,647,761
CME Term SOFR 1 Month + 2.79%,
6.46%, 12/15/39(a)(b) 254,000 255,110
PENN Commercial Mortgage Trust
5.34%, 8/10/42(a)(b) 960,000 976,473
PNW Trust
CME Term SOFR 1 Month + 1.71%,
0.00%, 4/15/29(a)(b) 1,710,000 1,708,366
PRKCM Trust
6.99%, 9/25/58(a)(c) 1,469,462 1,476,055
PRM5 Trust
5.25%, 3/10/33(a)(b) 600,000 595,614
PRMI Securitization Trust
SOFR30A + 1.50%,
5.17%, 12/25/55(a)(b) 1,683,452 1,686,369
Provident Funding Mortgage Trust
5.50%, 11/25/55(a)(b) 2,224,380 2,219,775
6.00%, 8/25/55(a)(b) 705,716 711,514
Radian Mortgage Capital Trust
6.00%, 12/25/55(a)(b) 497,289 501,260
Radnor Re Ltd.
SOFR30A + 2.70%,
6.36%, 7/25/33(a)(b) 153,914 154,490
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.74%,
5.41%, 5/15/39(a)(b) 437,000 436,857
Sequoia Mortgage Trust
CME Term SOFR 1 Month + 0.73%,
4.41%, 8/20/34(b) 33,649 31,047
SHR Trust
CME Term SOFR 1 Month + 1.95%,
5.62%, 10/15/41(a)(b) 500,000 500,166

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (16.4%) (cont’d)
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.26%, 6/15/39(a)(b) $ 1,375,000 $ 1,374,924
TYSN Mortgage Trust
6.58%, 12/10/33(a)(b) 540,000 561,618
Wells Fargo Commercial Mortgage
Trust
4.83%, 3/10/41(a)(b) 1,294,000 1,282,651
Wingspire Equipment Finance LLC
4.33%, 9/20/33(a) 1,105,000 1,104,383
187,908,982
Corporate Bonds ( 43 .2% )
Aerospace & Defense (0.9%)
Boeing Co. (The)
6.30%, 5/1/29(d) 5,110,000 5,366,100
Hexcel Corp.
4.20%, 2/15/27(c) 2,603,000 2,595,011
TransDigm, Inc.
6.38%, 3/1/29(a) 2,829,000 2,885,334
10,846,445
Automobile Components (0.2%)
Clarios Global LP
6.75%, 2/15/30(a) 1,954,000 1,999,343
Automobiles (1.1%)
General Motors Co.
6.80%, 10/1/27 3,995,000 4,110,121
Hyundai Capital America
4.50%, 9/18/30(a) 4,182,000 4,113,928
4.55%, 1/8/31(a) 2,093,000 2,056,598
4.90%, 6/23/28(a) 2,289,000 2,299,322
12,579,969
Banks (11.1%)
AIB Group plc
6.61%, 9/13/29(a)(b)(d) 4,214,000 4,411,319
Banco Santander SA
4.18%, 3/24/28(b) 4,400,000 4,381,369
5.59%, 8/8/28(d) 3,850,000 3,944,223
6.61%, 11/7/28(d) 2,056,000 2,161,209
Bank of America Corp.
3.42%, 12/20/28(b) 2,041,000 2,005,736
3.50%, 4/19/26 400,000 399,814
4.38%, 4/27/28(b) 7,107,000 7,102,938
4.46%, 2/6/32(b) 7,801,000 7,705,026
Bank of Montreal
4.44%, 1/14/32(b)(d) 2,175,000 2,142,261
Bank of Nova Scotia (The)
4.81%, 2/2/34(b) 4,877,000 4,809,715
BNP Paribas SA
5.34%, 6/12/29(a)(b)(d) 4,761,000 4,838,825
BPCE SA
4.76%, 1/13/32(a)(b)(d) 2,020,000 1,992,880
CaixaBank SA
4.89%, 7/3/31(a)(b)(d) 2,842,000 2,846,379
Canadian Imperial Bank of Commerce
4.28%, 1/29/30(b) 2,345,000 2,329,871
Face
Amount Value
4.58%, 9/8/31(b)(d) $ 1,952,000 $ 1,944,444
DNB Bank ASA
4.38%, 11/4/31(a)(b)(d) 6,291,000 6,203,221
HSBC Holdings plc
5.60%, 5/17/28(b) 5,307,000 5,367,471
HSBC USA, Inc.
4.65%, 6/3/28(d) 645,000 649,127
ING Groep NV
4.80%, 3/23/32(b)(d) 6,600,000 6,562,423
JPMorgan Chase & Co.
3.63%, 12/1/27 300,000 296,724
4.26%, 10/22/31(b) 3,919,000 3,858,829
4.35%, 1/22/32(b)(d) 2,444,000 2,410,025
4.92%, 1/24/29(b)(d) 325,000 327,879
5.01%, 1/23/30(b) 2,012,000 2,040,436
5.57%, 4/22/28(b)(d) 2,023,000 2,048,091
6.09%, 10/23/29(b) 6,405,000 6,656,298
KeyBank NA
5.85%, 11/15/27(d) 1,756,000 1,793,323
NatWest Group plc
5.12%, 5/23/31(b) 7,780,000 7,860,294
Pinnacle Bank
5.63%, 2/15/28 2,330,000 2,356,904
Pinnacle Financial Partners, Inc.
6.17%, 11/1/30(b) 3,150,000 3,212,459
PNC Bank NA
2.70%, 10/22/29 1,340,000 1,261,287
PNC Financial Services Group, Inc. (The)
4.90%, 5/13/31(b) 2,360,000 2,375,022
5.30%, 1/21/28(b) 1,907,000 1,920,304
Royal Bank of Canada
4.70%, 8/6/31(b)(d) 1,906,000 1,902,478
4.97%, 5/2/31(b)(d) 2,366,000 2,392,187
Societe Generale SA
5.51%, 5/22/31(a)(b) 1,742,000 1,779,037
Swedbank AB
6.14%, 9/12/26(a) 1,635,000 1,647,996
Truist Financial Corp.
4.60%, 1/27/32(b)(d) 3,846,000 3,805,853
6.05%, 6/8/27(b) 2,490,000 2,496,376
Wells Fargo & Co.
4.18%, 1/23/30(b) 3,031,000 3,004,614
127,244,667
Beverages (0.2%)
Maple Parent Holdings Corp.
4.75%, 3/26/29(a) 1,740,000 1,740,110
Biotechnology (0.2%)
Biogen, Inc.
2.25%, 5/1/30(d) 2,304,000 2,106,022
Building Products (0.2%)
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a) 2,535,000 2,517,466
Capital Markets (6.6%)
Antares Holdings LP
2.75%, 1/15/27(a)(d) 398,000 389,762
3.75%, 7/15/27(a)(d) 2,089,000 2,030,884

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (43.2%) (cont’d)
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/26 $ 1,215,000 $ 1,195,982
Bank of New York Mellon Corp. (The)
4.73%, 4/20/29(b) 1,388,000 1,398,067
4.94%, 2/11/31(b) 1,360,000 1,378,200
Blackstone Private Credit Fund
2.63%, 12/15/26 3,667,000 3,588,406
Blue Owl Credit Income Corp.
6.60%, 9/15/29 2,098,000 2,091,061
Brookfield Asset Management Ltd.
4.65%, 11/15/30 5,827,000 5,778,404
Charles Schwab Corp. (The)
4.34%, 11/14/31(b) 3,779,000 3,738,686
CI Financial Corp.
7.50%, 5/30/29(a)(d) 4,851,000 5,093,208
Citadel Finance LLC
5.90%, 2/10/30(a) 4,445,000 4,468,708
Citadel LP
6.38%, 1/23/32(a)(d) 414,000 429,335
Citadel Securities Global Holdings LLC
5.13%, 1/27/32(a) 416,000 412,907
5.50%, 6/18/30(a)(d) 4,016,000 4,081,939
Deutsche Bank AG
5.37%, 1/10/29(b) 4,652,000 4,707,096
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 841,000 842,065
Goldman Sachs Group, Inc. (The)
4.37%, 10/21/31(b)(d) 2,729,000 2,676,402
4.39%, 1/21/29(b) 4,706,000 4,701,480
4.52%, 1/21/32(b) 2,800,000 2,758,146
5.22%, 4/23/31(b)(d) 3,239,000 3,294,391
HAT Holdings I LLC
3.75%, 9/15/30(a)(d) 3,742,000 3,446,158
Jefferies Financial Group, Inc.
2.63%, 10/15/31(d) 1,580,000 1,375,872
2.75%, 10/15/32 1,344,000 1,139,957
4.15%, 1/23/30 3,179,000 3,066,154
LPL Holdings, Inc.
4.00%, 3/15/29(a) 2,131,000 2,070,847
4.38%, 5/15/31(a)(d) 2,067,000 1,979,750
Marex Group plc
6.40%, 11/4/29 2,882,000 2,969,370
Oaktree Strategic Credit Fund
6.50%, 7/23/29 661,000 662,922
8.40%, 11/14/28 1,398,000 1,463,896
UBS Group AG
4.21%, 4/10/30(a)(b) 2,510,000 2,478,660
75,708,715
Chemicals (0.2%)
Avient Corp.
7.13%, 8/1/30(a)(d) 1,814,000 1,844,533
Consumer Finance (1.9%)
Azorra Finance Ltd.
7.75%, 4/15/30(a) 1,539,000 1,586,426
Ford Motor Credit Co. LLC
4.54%, 8/1/26(d) 1,564,000 1,561,979
Face
Amount Value
5.11%, 5/3/29 $ 3,112,000 $ 3,083,467
5.30%, 9/6/29 2,602,000 2,589,310
5.73%, 9/5/30(d) 888,000 887,469
6.05%, 11/5/31 684,000 687,356
General Motors Financial Co., Inc.
4.60%, 1/8/31 2,184,000 2,153,406
5.40%, 4/6/26 1,178,000 1,178,115
Stellantis Financial Services US Corp.
5.40%, 9/15/30(a)(d) 8,014,000 7,873,147
21,600,675
Diversified REITs (0.4%)
VICI Properties LP
3.88%, 2/15/29(a) 4,224,000 4,106,226
Diversified Telecommunication Services (0.4%)
CCO Holdings LLC
5.00%, 2/1/28(a) 2,039,000 2,023,494
5.13%, 5/1/27(a) 2,353,000 2,351,892
4,375,386
Electric Utilities (1.7%)
Capital Power US Holdings, Inc.
5.26%, 6/1/28(a) 6,352,000 6,390,802
Liberty Utilities Co.
5.58%, 1/31/29(a)(d) 2,650,000 2,704,147
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/27 2,416,000 2,428,417
4.90%, 2/28/28(d) 1,116,000 1,125,358
Vistra Operations Co. LLC
4.30%, 10/15/28(a) 3,836,000 3,792,253
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/27(a)(d) 2,450,000 2,426,829
18,867,806
Electronic Equipment, Instruments & Components (0.5%)
TD SYNNEX Corp.
4.30%, 1/17/29 2,543,000 2,515,325
Vontier Corp.
1.80%, 4/1/26 3,544,000 3,544,000
6,059,325
Financial Services (3.2%)
Enact Holdings, Inc.
6.25%, 5/28/29 2,420,000 2,491,695
Essent Group Ltd.
6.25%, 7/1/29 4,119,000 4,263,152
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34(d) 3,215,000 3,238,355
Midcap Financial Issuer Trust
5.37%, 4/15/29(a) 1,745,000 1,723,893
Nykredit Realkredit A/S
3.50%, 10/1/56 DKK 100,000,000 14,612,386
Radian Group, Inc.
4.88%, 3/15/27 $ 4,016,000 4,016,761
Rocket Mortgage LLC
3.63%, 3/1/29(a)(d) 4,945,000 4,685,720
UWM Holdings LLC
6.25%, 3/15/31(a) 2,032,000 1,852,220
36,884,182

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (43.2%) (cont’d)
Food Products (0.9%)
JDE Peet's NV
1.38%, 1/15/27(a)(d) $ 4,381,000 $ 4,273,473
Smithfield Foods, Inc.
4.25%, 2/1/27(a) 6,524,000 6,494,092
10,767,565
Ground Transportation (0.3%)
Ashtead Capital, Inc.
4.38%, 8/15/27(a)(d) 2,302,000 2,290,094
Uber Technologies, Inc.
4.50%, 8/15/29(a) 1,658,000 1,644,841
3,934,935
Health Care Equipment & Supplies (0.2%)
Medline Borrower LP
5.25%, 10/1/29(a) 2,790,000 2,767,117
Health Care Providers & Services (1.2%)
Centene Corp.
2.45%, 7/15/28 1,666,000 1,552,526
4.63%, 12/15/29 6,262,000 5,948,508
HCA, Inc.
3.13%, 3/15/27 1,323,000 1,306,408
5.50%, 3/1/32(d) 4,260,000 4,368,626
13,176,068
Health Care REITs (0.4%)
CTR Partnership LP
3.88%, 6/30/28(a) 4,234,000 4,116,845
Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.
5.75%, 8/1/32(a)(d) 1,900,000 1,901,757
Las Vegas Sands Corp.
6.00%, 6/14/30 2,964,000 3,050,083
4,951,840
Insurance (3.1%)
American National Global Funding
5.25%, 6/3/30(a) 1,588,000 1,583,093
American National Group, Inc.
6.14%, 6/13/32(a)(d) 2,471,000 2,526,965
Athene Global Funding
5.35%, 7/9/27(a) 1,648,000 1,657,700
5.38%, 1/7/30(a) 1,582,000 1,585,818
Athene Holding Ltd.
6.65%, 2/1/33 2,506,000 2,606,869
Corebridge Global Funding
4.45%, 10/2/30(a) 850,000 834,109
Fortitude Global Funding
4.63%, 10/6/28(a) 1,267,000 1,254,672
Fortitude Group Holdings LLC
6.25%, 4/1/30(a) 3,798,000 3,869,819
GA Global Funding Trust
4.40%, 9/23/27(a) 1,601,000 1,591,360
Global Atlantic Fin Co.
3.13%, 6/15/31(a) 1,935,000 1,696,921
4.40%, 10/15/29(a) 1,863,000 1,802,990
Face
Amount Value
Intact Financial Corp.
5.46%, 9/22/32(a) $ 3,940,000 $ 4,011,345
Liberty Mutual Group, Inc.
4.13%, 12/15/51(a)(b)(d) 2,520,000 2,462,300
NLG Global Funding
4.35%, 9/15/30(a) 2,823,000 2,775,255
Willis North America, Inc.
4.55%, 3/15/31(d) 5,468,000 5,392,152
35,651,368
Media (0.6%)
Charter Communications Operating LLC
6.10%, 6/1/29 2,513,000 2,603,615
6.55%, 6/1/34 1,362,000 1,414,775
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a)(d) 2,119,000 2,096,789
Videotron Ltd.
3.63%, 6/15/29(a) 1,355,000 1,311,891
7,427,070
Multi-Utilities (0.6%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(c)(d) 6,446,000 6,451,706
Office REITs (0.2%)
COPT Defense Properties LP
2.00%, 1/15/29 481,000 448,931
2.75%, 4/15/31(d) 1,873,000 1,697,447
2,146,378
Oil, Gas & Consumable Fuels (0.6%)
ONEOK, Inc.
5.38%, 6/1/29 4,335,000 4,419,175
Raizen Fuels Finance SA
6.25%, 7/8/32(a) 1,501,000 833,055
TerraForm Power Operating LLC
5.00%, 1/31/28(a) 2,136,000 2,113,561
7,365,791
Passenger Airlines (1.1%)
A/S Mileage Plan IP Ltd.
5.02%, 10/20/29(a)(d) 1,245,000 1,232,881
Air Canada
3.88%, 8/15/26(a)(d) 3,836,000 3,819,066
American Airlines, Inc.
5.50%, 4/20/26(a) 329,417 329,871
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 6,823,554 6,816,144
12,197,962
Pharmaceuticals (0.5%)
Utah Acquisition Sub, Inc.
3.95%, 6/15/26 5,664,000 5,653,591
Semiconductors & Semiconductor Equipment (0.3%)
Qorvo, Inc.
3.38%, 4/1/31(a) 3,836,000 3,472,103
Software (1.1%)
Oracle Corp.
4.80%, 9/26/32(d) 6,289,000 5,991,184
5.35%, 5/4/33 3,603,000 3,508,730

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (43.2%) (cont’d)
5.70%, 2/4/36 $ 2,922,000 $ 2,810,735
12,310,649
Specialized REITs (0.6%)
EPR Properties
4.75%, 11/15/30 4,676,000 4,565,966
4.95%, 4/15/28 2,666,000 2,662,955
7,228,921
Specialty Retail (0.6%)
Lithia Motors, Inc.
3.88%, 6/1/29(a) 3,416,000 3,246,562
4.63%, 12/15/27(a) 653,000 646,351
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(d) 2,737,000 2,654,914
6,547,827
Technology Hardware, Storage & Peripherals (0.4%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(a) 2,116,000 2,205,587
Seagate Data Storage Technology Pte. Ltd.
9.63%, 12/1/32(a) 2,269,000 2,523,770
4,729,357
Tobacco (0.6%)
Imperial Brands Finance plc
5.50%, 2/1/30(a) 6,599,000 6,773,579
Trading Companies & Distributors (0.3%)
Imola Merger Corp.
4.75%, 5/15/29(a) 3,248,000 3,159,001
Transportation Infrastructure (0.1%)
Seaspan Corp.
5.50%, 8/1/29(a) 1,090,000 1,022,320
Wireless Telecommunication Services (0.3%)
T-Mobile USA, Inc.
2.55%, 2/15/31 3,818,000 3,470,478
493,803,341
Sovereign ( 0 .3% )
Petroleos Mexicanos
6.50%, 3/13/27(d) 544,000 549,555
Romania Government Bond
5.88%, 7/11/32 EUR 2,100,000 2,464,525
3,014,080
U.S. Government and Agency Securities ( 14 .3% )
U.S. Treasury Bonds
1.75%, 8/15/41 $ 52,000 34,782
6.25%, 5/15/30 1,056,000 1,149,596
U.S. Treasury Notes
0.63%, 5/15/30 65,000 56,946
0.63%, 8/15/30 8,019,000 6,965,097
1.00%, 7/31/28 9,124,000 8,556,958
1.13%, 8/31/28 22,327,000 20,953,366
1.13%, 2/15/31 5,709,000 5,006,079
1.25%, 5/31/28 90,000 85,247
1.25%, 9/30/28 288,000 270,512
1.38%, 10/31/28 37,000 34,799
Face
Amount Value
1.38%, 12/31/28 $ 1,036,000 $ 970,501
1.63%, 8/15/29 1,787,000 1,663,271
1.75%, 11/15/29(d) 1,004,000 933,328
2.75%, 7/31/27 1,314,000 1,295,753
3.25%, 6/30/27 1,132,000 1,124,262
3.50%, 4/30/28 9,756,000 9,695,406
3.50%, 11/30/30 6,735,000 6,611,613
3.63%, 8/31/30 58,000,000 57,294,258
3.75%, 6/30/30 7,334,000 7,288,019
4.13%, 10/31/26 2,270,000 2,274,120
4.13%, 2/28/27(d) 2,322,000 2,329,790
4.13%, 3/31/29 4,517,000 4,555,289
4.25%, 3/15/27(d) 213,000 214,048
4.38%, 8/15/26 380,000 380,846
4.50%, 7/15/26 1,183,000 1,185,568
4.50%, 5/31/29 4,751,000 4,843,793
4.63%, 6/30/26 16,729,700 16,766,818
4.63%, 11/15/26 1,350,000 1,356,970
163,897,035
Total Fixed Income Securities
(Cost $1,117,334,055)
1,111,963,447
–
Shares
Investment Companies ( 2 .4% )
Eaton Vance Floating-Rate ETF
(See Note G) 402,488 19,391,872
Eaton Vance Ultra-Short Income ETF
(See Note G) 150,000 7,613,400
Total Investment Companies
(Cost $27,619,331)
27,005,272
Short-Term Investments ( 9 .3% )
Investment Company ( 7 .6% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.57% (See Note G)
(Cost $87,075,535)
87,075,535 87,075,535
Security held as Collateral on Loaned Securities ( 1 .4% )
Investment Company (1.4%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.57% (See Note G)
(Cost $16,155,783)
16,155,783 16,155,783

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
U.S. Government and Agency Security ( 0 .3% )
U.S. Treasury Bill
3.60%, 6/16/26(e)
(Cost $3,299,737)
$ 3,325,100 $ 3,299,874
Total Short-Term Investments
(Cost $106,531,055)
106,531,192
Total Investments ( 108 .9% )
( Cost $ 1,251,484,441 ) including
$ 74,742,641 of Securities Loaned (f) (g) 1,245,499,911
Liabilities in Excess of Other Assets (-8.9%)
(101,453,281)
Net Assets (100.0%) $1,144,046,630
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.
(d) All or a portion of this security was on loan at March 31, 2026.
(e) All or a portion of the security pledged as collateral for futures contracts.
(f) At March 31, 2026, the aggregate cost for federal income tax purposes is $1,251,484,441. The aggregate gross unrealized
appreciation is $2,093,613 and the aggregate gross unrealized depreciation is $8,078,143, resulting in net unrealized depreciation of $5,984,530.
(g) Securities are available for collateral in connection with open futures contracts.
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.
TBA To Be Announced; Security is subject to delayed delivery
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (1.7)%
Collateralized Mortgage Obligations — Agency Collateral Series - (1.7)%
UMBS, Single Family, 30 Year, 5.50%, TBA, 4/25/56 $ (436,000) $ (437,890)
UMBS, Single Family, 30 Year, 5.50%, TBA, 5/25/56 (18,760,000) (18,815,694)
Total Securities Sold Short (proceeds $19,203,188) $ (19,253,584)
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at March 31, 2026:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Barclays Bank plc $ 2,119,882 EUR 2,454,452 6/17/26 $ (4,434)
JPMorgan Chase Bank NA $ 96,805,556 DKK 15,046,498 6/17/26 8,876
$ 4,442
Futures Contracts:
The Fund had the following futures contracts open at March 31, 2026:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 1,530 Jun-26 $ 306,000,000 $ 317,391,327 $ (1,069,749)
U.S. Treasury 5 Year Notes 229 Jun-26 22,900,000 24,773,149 (110,417)
U.S. Treasury Long Bonds 5 Jun-26 500,000 569,375 (11,267)
Short:
Euro-Bund 99 Jun-26 EUR (9,900,000) (14,348,271) 179,021
U.S. Treasury 10 Year Notes 496 Jun-26 $ (49,600,000) (55,079,250) 1,058,060
U.S. Treasury 10 Year Ultra Bonds 36 Jun-26 (3,600,000) (4,086,563) 87,852
$ 133,500

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Portfolio Composition*
Classification
Percentage of Total
Investments
Corporate Bonds 40 .2%
Asset-Backed Securities 16 .5
Commercial Mortgage-Backed Securities 15 .3
U.S. Government and Agency Securities 13 .6
Other** 7 .3
Short-Term Investments 7 .1
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31, 2026.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 416,247,935 and net unrealized appreciation of $ 133,500 . Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $ 4,442 .

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (82.4%)
Corporate Bonds ( 0 .6% )
Commercial Services & Supplies (0.1%)
John D and Catherine T MacArthur Foundation
1.30%, 12/1/30 $ 1,000,000 $ 863,382
Diversified Consumer Services (0.1%)
Trustees of Dartmouth College
4.27%, 6/1/30 1,000,000 1,000,251
Health Care Providers & Services (0.4%)
Providence St Joseph Health Obligated Group
5.37%, 10/1/32(a) 2,479,000 2,519,033
4,382,666
Municipal Bonds ( 80 .9% )
Certificate of Participation/Lease ( 0 .7% )
City of Lone Tree CO,
Series 2024
5.00%, 12/1/26 1,095,000 1,111,518
County of Larimer,
Series 2025 B
3.95%, 12/1/27 1,575,000 1,575,538
Series 2025 B
4.05%, 12/1/28 1,600,000 1,601,877
4,288,933
–
Education ( 8 .4% )
Arizona Industrial Development Authority,
Equitable School Revolving Fund LLC Obligated Group
Series 2026 A
5.00%, 11/1/31 1,000,000 1,085,357
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(b) 1,000,000 1,020,210
Clifton Higher Education Finance Corp.,
IDEA Public Schools
Series 2019
4.00%, 8/15/31 1,450,000 1,487,186
Colorado Educational & Cultural Facilities Authority,
University of Denver
Series 2017 A
4.00%, 3/1/32 2,055,000 2,062,029
Connecticut State Health & Educational Facilities Authority,
Fairfield University
Series S
5.00%, 7/1/26 1,000,000 1,006,195
Yale University
Series 2025 B-1
5.00%, 7/1/64(b) 2,500,000 2,720,010
Connecticut State Higher Education Supplement Loan Authority,
Series 2025 B-2 (AMT)
5.00%, 11/15/45(b) 750,000 750,805
Indiana Secondary Market for Education Loans, Inc.,
Series 2025 1-A (AMT)
5.00%, 6/1/29 500,000 518,351
Knox Warren Etc Counties Community College District No. 518,
Carl Sandburg
Series 2025
5.00%, 12/1/35(b) 1,465,000 1,465,601
Face
Amount Value
Louisiana State University & Agricultural & Mechanical College,
Series 2026
5.00%, 7/1/31 $ 1,160,000 $ 1,276,520
Massachusetts Development Finance Agency,
President and Fellows of Harvard College
Series 2025 A-1
5.00%, 5/15/55(b) 2,190,000 2,444,991
Massachusetts Educational Financing Authority,
Series 2024 B (AMT)
5.00%, 7/1/29 575,000 610,809
New Hampshire Health and Education Facilities Authority Act,
Trustees of Dartmouth College
Series 2025 A
5.00%, 6/1/32 3,500,000 3,922,152
University System of New Hampshire
Series 2017 A
5.00%, 7/1/30 1,035,000 1,062,333
New Jersey Higher Education Student Assistance Authority,
Series 2025-1B (AMT)
5.00%, 12/1/29 2,000,000 2,119,704
Ohio Higher Educational Facility Commission,
Denison University
Series
5.00%, 11/1/29 1,150,000 1,234,530
Racine Unified School District,
Series 2025 B
4.00%, 4/1/30 4,000,000 4,089,765
Saginaw Valley State University,
Series 2016 A
5.00%, 7/1/30 1,750,000 1,758,992
State Public School Building Authority,
School District of Philadelphia (The)
Series 2006 B
5.00%, 6/1/29 1,000,000 1,061,254
University of California College of the Law,
Series 2026
4.17%, 8/1/27 225,000 224,688
Series 2026
4.22%, 8/1/28 125,000 124,425
Series 2026
4.27%, 8/1/29 225,000 223,565
University of Connecticut,
Series 2026
3.83%, 3/23/27 7,500,000 7,493,575
University of Illinois,
Auxiliary Facilities System
Series 2016 A
4.00%, 4/1/29 2,500,000 2,500,000
University of Michigan,
Series 2017 A
5.00%, 4/1/33 2,895,000 2,954,426
University of Minnesota,
Series 2016 A
5.00%, 4/1/30 2,605,000 2,605,173
University of North Carolina at Chapel Hill,
Series 2012 B
3.48%, 12/1/41(b) 3,000,000 3,008,566

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (80.9%) (cont’d)
Education (8.4%) (cont’d)
Washington State University,
Series 2025
5.00%, 4/1/31 $ 1,440,000 $ 1,581,101
Western Michigan University,
Series 2025 A
5.00%, 11/15/30 2,450,000 2,667,645
Williamson Jackson etc Counties Community College District No. 530,
John A Logan College
Series 2026 B
3.50%, 6/1/36(b) 1,865,000 1,864,175
56,944,133
–
General Obligation ( 12 .5% )
Arapahoe County School District No. 5,
Cherry Creek
Series 2025
5.00%, 12/15/30 1,350,000 1,487,101
Argyle Independent School District,
Series 2025 B-2
4.00%, 8/15/57(b) 2,500,000 2,570,320
Chicago Board of Education,
Series 2025 B
5.50%, 12/1/32 2,500,000 2,666,586
City of Chicago IL,
Series 2020 A
5.00%, 1/1/27 2,000,000 2,019,550
City of Gadsden,
Series 2025 A
5.00%, 10/1/30 160,000 173,029
Series 2025 A
5.00%, 10/1/31 200,000 218,826
Series 2025 A
5.00%, 10/1/32 160,000 176,737
City of New Haven,
Series 2025
5.00%, 8/1/31 1,250,000 1,370,819
Series 2025
5.00%, 8/1/32 1,350,000 1,495,723
City of New York NY,
Series C
5.00%, 8/1/30 2,000,000 2,005,359
City of Philadelphia,
Series 2025 C
5.00%, 8/1/30 750,000 818,282
City of Sterling,
Series 2026
5.00%, 11/1/29 440,000 471,256
Series 2026
5.00%, 11/1/30 395,000 428,995
Series 2026
5.00%, 11/1/31 495,000 544,214
Commonwealth of Massachusetts,
Series 2025 G
5.00%, 12/1/31 685,000 768,211
Commonwealth of Pennsylvania,
Series 2016
5.00%, 9/15/29 1,260,000 1,273,511
Face
Amount Value
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 $ 4,668,180 $ 4,758,808
Cook County School District No. 87,
Berkeley
Series 2021
5.00%, 12/1/27 1,000,000 1,037,382
County of Baltimore,
Series 2024
5.00%, 2/1/31 3,500,000 3,867,749
County of Luzerne,
Series 2025
5.00%, 6/15/28 1,125,000 1,182,033
Dallas Independent School District,
Series 2025 A-2
5.00%, 2/15/55(b) 1,695,000 1,726,840
Series 2025 A
5.00%, 2/15/55 305,000 311,182
Series 2026 B
5.00%, 2/15/56(b) 5,000,000 5,347,922
Denton Independent School District,
Series B-2
4.00%, 8/15/55(b) 1,000,000 1,040,701
Detroit City School District,
Series 2001 A
6.00%, 5/1/29 4,245,000 4,487,798
Dickinson Independent School District,
Series 2013
3.10%, 8/1/37(b) 1,500,000 1,501,895
DuPage County Forest Preserve District,
Series 2025
5.00%, 11/1/27 825,000 855,279
El Paso County Hospital District,
Series 2024
5.00%, 8/15/30 1,400,000 1,501,394
Fort Bend Independent School District,
Series 2025 B
3.80%, 8/1/55(b) 1,850,000 1,884,158
Hutto Independent School District,
Series 2015
4.00%, 2/1/55(b) 1,000,000 1,027,721
Medina Valley Independent School District,
Series 2021
2.85%, 2/15/49(b) 2,020,000 2,011,008
Metropolitan District (The),
Series 2016C
5.00%, 11/1/31 2,500,000 2,529,747
Navarro Independent School District,
Series 2025
4.00%, 2/15/62(b) 1,500,000 1,534,106
New Caney Independent School District,
Series 2018
4.00%, 2/15/50(b) 600,000 609,596
Northside Independent School District,
Series 2020
3.55%, 6/1/50(b) 2,500,000 2,531,946

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (80.9%) (cont’d)
General Obligation (12.5%) (cont’d)
Oklahoma County Independent School District No. 12,
Edmond
Series 2025
4.00%, 8/1/27 $ 2,000,000 $ 2,036,648
Oxnard School District,
Series 2026
0.00%, 2/1/31(c) 2,660,000 2,249,389
Prosper Independent School District,
Series 2022
4.00%, 2/15/53(b) 3,000,000 3,084,384
Sarpy County School District No. 1,
Series 2026
2.75%, 9/1/27 850,000 845,885
School District of Philadelphia (The),
Series 2019 A
5.00%, 9/1/28 1,000,000 1,052,292
South Country Central School District at Brookhaven,
Series 2025
4.13%, 5/29/26 1,900,000 1,904,679
State of Connecticut,
Series 2021 B
3.00%, 6/1/32 1,900,000 1,885,404
Series 2025 A
5.00%, 3/15/29 750,000 802,117
State of Hawaii HI,
Series FG
5.00%, 10/1/30 2,400,000 2,429,122
State of Illinois IL,
Series 2017 D
5.00%, 11/1/28 2,500,000 2,574,410
State of Maryland,
Series 2017 A
3.00%, 8/1/31 1,540,000 1,529,957
State of Texas,
Series 2014 B
2.80%, 10/1/41(b) 3,000,000 2,976,204
Series 2025 F
3.98%, 8/1/30 400,000 401,223
Series 2025 F
4.12%, 8/1/31 960,000 964,571
Series 2015
5.00%, 8/1/27 2,500,000 2,504,131
85,476,200
–
Hospital ( 10 .1% )
Allegheny County Hospital Development Authority,
UPMC Obligated Group
Series 2017 D-2
3.12%, 11/15/47(b) 2,000,000 1,985,792
Arizona Industrial Development Authority,
Series 2025
4.94%, 10/1/31 2,500,000 2,520,748
California Health Facilities Financing Authority,
Adventist Health System/West Obligated Group
Series 2024 A
5.00%, 12/1/28 1,000,000 1,047,709
Face
Amount Value
California Public Finance Authority,
Children's Hospital Los Angeles Obligated Group
Series 2026 A
5.40%, 11/15/31 $ 1,250,000 $ 1,276,717
California Statewide Communities Development Authority,
Series 2025 B
5.00%, 10/1/30(d) 3,000,000 3,246,913
City of Minneapolis MN,
Children's Health Care Obligated Group
Series 2025
5.00%, 8/15/28 1,500,000 1,580,285
Series 2025
5.00%, 8/15/29 1,250,000 1,340,664
City of South Miami Health Facilities Authority, Inc.,
Baptist Health South Florida Obligated Group
Series 2025 B
5.00%, 8/15/65(b) 1,230,000 1,324,618
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(b) 2,000,000 2,103,225
CommonSpirit Health Obligated Group
Series 2025 A
5.00%, 9/1/32 1,375,000 1,506,940
Series 2019 B-2
5.00%, 8/1/49(b) 1,500,000 1,501,530
Connecticut State Health & Educational Facilities Authority,
Yale-New Haven Health Obligated Group
Series 2024 A
5.00%, 7/1/26 875,000 880,110
County of Franklin,
Trinity Health Corp. Obligated Group
Series 2013 OH
2.62%, 12/1/46(b) 1,170,000 1,169,794
County of Montgomery OH,
Kettering Health Network Obligated Group
Series 2021
5.00%, 8/1/26 1,050,000 1,056,955
District of Columbia,
Children's National Medical Center Obligated Group
Series 2015
5.00%, 7/15/26 1,000,000 1,001,233
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 880,000 939,875
Series 2022 B
5.00%, 6/1/50(b) 1,500,000 1,572,926
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 2,610,000 2,613,248
Health & Educational Facilities Authority of the State of Missouri,
BJC Healthcare Obligated Group
Series 2021 A
4.00%, 7/1/26 1,100,000 1,103,904
St Luke's Health System Obligated Group
Series 2016
5.00%, 11/15/28 1,300,000 1,303,529

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (80.9%) (cont’d)
Hospital (10.1%) (cont’d)
Illinois Finance Authority,
OSF Healthcare System Obligated Group
Series 2020 B-2
5.00%, 5/15/50(b) $ 2,500,000 $ 2,505,222
Indiana Finance Authority,
Indiana University Health, Inc. Obligated Group
Series 2025 D-1
5.00%, 10/1/64(b) 2,000,000 2,142,063
Massachusetts Development Finance Agency,
Beth Israel Lahey Health Obligated Group
Series N
5.00%, 7/1/30 4,000,000 4,350,342
New York State Dormitory Authority,
Memorial Sloan-Kettering Cancer Center
Series 2025 2-A
5.00%, 7/1/48(b) 3,000,000 3,197,206
Montefiore Obligated Group
Series 2024
5.00%, 11/1/26 375,000 378,916
White Plains Hospital Obligated Group
Series 2024
5.00%, 10/1/31 200,000 213,509
North Carolina Medical Care Commission,
Duke University Health System, Inc. Obligated Group
Series 2025 B
5.00%, 6/1/55(b) 2,000,000 2,143,120
Pennsylvania Economic Development Financing Authority,
UPMC Obligated Group
Series 2026 B
5.00%, 6/15/31 2,000,000 2,162,075
Roanoke Economic Development Authority,
Carilion Clinic Obligated Group
Series 2020 D
5.00%, 7/1/53(b) 2,500,000 2,675,996
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 B
5.00%, 9/1/49(b) 750,000 786,899
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.00%, 11/1/31 2,500,000 2,743,173
South Dakota Health & Educational Facilities Authority,
Sanford Obligated Group
Series 2025 C-2
5.00%, 11/1/51(b) 500,000 544,011
Series 2025 C-1
5.00%, 11/1/52(b) 1,850,000 1,956,838
Tarrant County Cultural Education Facilities Finance Corp.,
CHRISTUS Health Obligated Group
Series 2024 B
5.00%, 7/1/30 1,500,000 1,621,996
Texas Health Resources Obligated Group
Series 2025 C
5.00%, 11/15/64(b) 3,500,000 3,867,715
Face
Amount Value
University of Colorado Hospital Authority,
Series 2024 B
5.00%, 11/15/31 $ 2,000,000 $ 2,215,058
University of Wisconsin Hospitals & Clinics,
Series 2024 B
5.00%, 4/1/54(b) 2,000,000 2,171,552
Washington Health Care Facilities Authority,
Series 2025 B
5.00%, 10/1/30 3,000,000 3,232,511
69,984,917
–
Housing ( 0 .2% )
Public Finance Authority,
KSU Bixby Real Estate Foundation LLC
Series 2025 A
5.00%, 6/15/27 390,000 398,276
Series 2025 A
5.00%, 6/15/31 475,000 507,097
Series 2025 A
5.00%, 6/15/33 750,000 806,160
1,711,533
–
Other Revenue ( 36 .6% )
Alaska Housing Finance Corp.,
Series 2025-1
2.80%, 12/1/29 490,000 482,286
Series 2025-1
3.00%, 6/1/30 300,000 297,881
Series 2025-1
3.05%, 12/1/30 540,000 533,296
Arizona Industrial Development Authority,
Diamond View at Ballpark Village LP
Series 2025
2.76%, 7/1/47(b) 2,590,000 2,576,857
Arkansas Development Finance Authority,
United States Steel Corp.
Series 2026 A (AMT)
4.00%, 9/1/46(b)(d) 8,000,000 7,965,005
Bergen County Improvement Authority (The),
Series 2025 A
4.00%, 5/21/26 2,500,000 2,505,059
Black Belt Energy Gas District,
Series 2026 A
5.00%, 12/1/29 1,000,000 1,045,406
Series 2025 E
5.00%, 5/1/30 1,000,000 1,047,864
Series 2026 A
5.00%, 12/1/30 1,000,000 1,051,098
Series 2026 A
5.00%, 12/1/31 3,000,000 3,163,867
Series 2026 B
5.00%, 12/1/34 1,640,000 1,751,287
Series 2023 D-1
5.50%, 6/1/49(b) 2,450,000 2,576,673
Build NYC Resource Corp.,
RiverSpring Health Senior Living, Inc. Obligated Group
Series 2026 B-3
5.25%, 12/15/31(d) 8,000,000 7,898,045

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (80.9%) (cont’d)
Other Revenue (36.6%) (cont’d)
California Community Choice Financing Authority,
Series 2024 B
5.00%, 1/1/55(b) $ 4,620,000 $ 4,719,815
Series 2023 F
5.50%, 10/1/54(b) 990,000 1,077,113
California Municipal Finance Authority,
Republic Services, Inc.
Series 2021 B (AMT)
3.25%, 7/1/51(b) 2,000,000 2,000,121
United Airlines, Inc.
Series 2019 (AMT)
4.00%, 7/15/29 2,330,000 2,338,569
View at San Bruno LP
Series 2024 A-1
5.00%, 6/1/56(b) 2,500,000 2,624,625
Waste Management, Inc.
Series 2017 A (AMT)
3.45%, 12/1/44(b) 1,000,000 1,000,182
California Pollution Control Financing Authority,
Republic Services, Inc.
Series 2017 A-1 (AMT)
3.25%, 11/1/42(b)(d) 1,500,000 1,499,892
Waste Management, Inc.
Series 2003 A (AMT)
4.25%, 11/1/38(b) 1,000,000 1,021,032
California State Public Works Board,
Series 2023 C
5.00%, 9/1/27 1,600,000 1,655,690
State of California Department of General Services
Series 2024 B
5.00%, 4/1/26 1,000,000 1,000,000
Casino Reinvestment Development Authority, Inc.,
Series 2024 A
5.00%, 11/1/30 750,000 811,206
Series 2024 A
5.00%, 11/1/31 1,000,000 1,093,513
Central Puget Sound Regional Transit Authority,
Sales Motor Vehicle & Rental Car Tax
Series 2016 S-1
5.00%, 11/1/30 2,580,000 2,617,634
Chandler Industrial Development Authority,
Intel Corp.
Series 2019 (AMT)
4.00%, 6/1/49(b) 1,500,000 1,519,608
Series 2007 (AMT)
4.10%, 12/1/37(b) 2,000,000 2,023,241
City of Houston,
United Airlines, Inc.
Series 2025 B (AMT)
5.25%, 7/15/30 5,000,000 5,235,324
City of San Antonio,
Electric & Gas Systems
Series 2026 A
3.00%, 2/1/55(b) 2,700,000 2,677,341
Series 2025 A
3.20%, 2/1/55(b) 5,000,000 4,976,857
Face
Amount Value
City of Whiting IN,
BP Products North America, Inc.
Series 2019 A (AMT)
5.00%, 12/1/44(b) $ 2,500,000 $ 2,508,775
Colorado Housing and Finance Authority,
Series 2025 E-2
3.35%, 10/1/29 2,000,000 2,022,304
Series 2025 F-2
3.80%, 4/1/28 2,000,000 2,035,220
Colorado Science and Technology Park Metropolitan District No. 1,
Series 2024 A
5.00%, 12/1/27 360,000 371,373
Series 2024 A
5.00%, 12/1/28 400,000 419,990
Connecticut Housing Finance Authority,
Series 2026 B-3
4.13%, 11/15/55(b) 5,000,000 5,000,044
County of Delaware,
Series 2015
3.50%, 12/1/31 2,750,000 2,750,343
County of Pitkin,
Solid Waste Center Enterprise
Series 2026
5.50%, 12/1/28 120,000 129,195
Series 2026
5.50%, 12/1/29 125,000 137,715
Series 2026
5.50%, 12/1/30 140,000 157,377
Series 2026
5.50%, 12/1/31 100,000 114,477
County Square Redevelopment Corp.,
County of Greenville
Series 2025
5.00%, 4/1/30 500,000 544,759
Detroit Downtown Development Authority,
Catalyst Development Area
Series 2024
5.00%, 7/1/28 1,000,000 1,047,169
Series 2024
5.00%, 7/1/29 1,000,000 1,064,834
Florida Development Finance Corp.,
GFL Solid Waste Southeast LLC
Series 2024 A (AMT)
4.38%, 10/1/54(b)(d) 2,000,000 2,010,346
Waste Management, Inc.
Series 2025 A (AMT)
3.40%, 9/1/50(b) 1,200,000 1,200,429
Waste Pro USA, Inc.
Series 2025 (AMT)
4.45%, 7/1/37(b)(d) 1,665,000 1,680,608
Florida Housing Finance Corp.,
Osprey Sound Apartments LP
Series 2025 D
3.00%, 3/1/43(b) 2,250,000 2,246,994
Hawaii Housing Finance & Development Corp.,
Hale Moiliili LP
Series 2024
3.30%, 12/1/29(b) 1,500,000 1,508,459

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (80.9%) (cont’d)
Other Revenue (36.6%) (cont’d)
Illinois Finance Authority,
Field Museum of Natural History
Series 2019
3.69%, 11/1/34(b) $ 1,525,000 $ 1,527,260
Indiana Finance Authority,
Republic Services, Inc.
Series 2010 A (AMT)
2.90%, 5/1/28(b) 1,600,000 1,599,811
Industrial Development Authority of the City of Phoenix Arizona (The),
Series 2025
3.10%, 2/1/59(b) 1,500,000 1,501,646
Jacksonville Housing Finance Authority,
Ability LF LLC
Series 2025
3.15%, 1/1/46(b) 2,975,000 2,978,652
Kansas Development Finance Authority,
Manhattan HP LP
Series 2025 J
2.70%, 10/1/46(b) 1,500,000 1,482,395
Kentucky Economic Development Finance Authority,
Republic Services, Inc.
Series 2010 A (AMT)
2.90%, 4/1/31(b) 1,600,000 1,600,000
Kentucky State Property & Building Commission,
Commonwealth of Kentucky
Series A
5.00%, 4/1/30 750,000 813,575
Lambertson Farms Metropolitan District No. 1,
Series 2024 A
5.00%, 12/15/26 1,220,000 1,235,420
Lansing Board of Water & Light,
Series 2026 A
5.00%, 7/1/51(b) 1,145,000 1,251,577
Las Varas Public Facility Corp.,
Central at Commerce LP
Series 2026 A
3.35%, 11/1/44(b) 3,750,000 3,692,701
Lawton Industrial Development Authority,
Sales Tax
Series 2025 B
4.00%, 7/1/27 200,000 199,987
Series 2025 B
4.10%, 7/1/28 280,000 279,779
Series 2025 B
4.20%, 7/1/29 225,000 225,018
Series 2025 B
4.35%, 7/1/30 250,000 250,658
Long Island Power Authority,
Series 2025 B
3.00%, 9/1/55(b) 1,715,000 1,716,442
Series 2022 B
5.00%, 9/1/52(b) 2,880,000 2,936,028
Louisiana Public Facilities Authority,
Waste Pro USA, Inc.
Series 2025 (AMT)
4.38%, 5/1/53(b)(d) 1,665,000 1,676,710
Face
Amount Value
Lower Alabama Gas District (The),
Series 2016 A
5.00%, 9/1/27 $ 1,500,000 $ 1,532,401
Main Street Energy, Inc.,
Series 2025 D
5.00%, 12/1/33 3,300,000 3,459,705
Main Street Natural Gas, Inc.,
Series 2021 A
4.00%, 7/1/52(b) 2,500,000 2,529,483
Series 2025 A
5.00%, 6/1/29 500,000 523,526
Series 2025 A
5.00%, 12/1/29 1,000,000 1,051,367
Series 2023 D
5.00%, 5/1/54(b) 1,500,000 1,576,012
Maricopa County Industrial Development Authority,
Marbella Ranch AH I LLLP
Series 2025
2.81%, 5/1/48(b) 2,500,000 2,466,562
Massachusetts Port Authority,
Bosfuel Corp.
Series 2019 A-1 (AMT)
5.00%, 7/1/32 1,000,000 1,050,975
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board,
Artist Lofts LP
Series 2025
3.20%, 12/1/59(b) 4,075,000 4,086,559
Metropolitan Pier & Exposition Authority,
State of Illinois McCormick Place Expansion Project Fund
Series 2023 A
5.00%, 12/15/28 1,000,000 1,030,653
Series 2024 A
5.00%, 6/15/29 1,535,000 1,578,793
Metropolitan Transportation Authority Dedicated Tax Fund,
Series 2008 B-3B
5.00%, 11/15/30 1,730,000 1,752,828
Michigan State Building Authority,
Series 2016 I
5.00%, 10/15/31 2,870,000 2,903,021
Michigan State Housing Development Authority,
Series 2025 A-1
3.55%, 10/1/31 2,000,000 1,987,741
HOM Flats at 28 West Project
Series 2025
2.70%, 10/1/43(b) 2,345,000 2,317,478
Mission Economic Development Corp.,
Waste Management, Inc.
Series 2020 A (AMT)
2.87%, 5/1/46(b) 1,500,000 1,499,215
Series 2025 A (AMT)
2.87%, 6/1/55(b) 1,000,000 999,477
Missouri State Environmental Improvement & Energy Resources Authority,
Evergy Metro, Inc.
Series 2008 (AMT)
4.05%, 5/1/38(b) 2,500,000 2,530,176
New Jersey Housing & Mortgage Finance Agency,
Series 2024 D-2
2.95%, 5/1/28 1,000,000 995,751

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (80.9%) (cont’d)
Other Revenue (36.6%) (cont’d)
Series 2025 B
3.05%, 11/1/29 $ 3,500,000 $ 3,494,303
Series 2024 B
3.50%, 5/1/29 3,240,000 3,275,669
Rowan Preservation LLC
Series 2025 D-2
3.10%, 7/1/29(b) 810,000 810,972
New Mexico Mortgage Finance Authority,
JLG NM ABQ 2023 LLLP
Series 2023
2.92%, 2/1/42(b) 1,025,000 1,025,011
New Mexico Municipal Energy Acquisition Authority,
Series 2025
5.00%, 6/1/54(b) 3,000,000 3,163,984
New York City Housing Development Corp.,
Series 2026 B
3.10%, 11/1/45(b) 4,725,000 4,691,418
Series 2026 A-2
3.25%, 11/1/65(b) 4,000,000 4,008,376
Series 2024 F-2
3.40%, 11/1/64(b) 2,000,000 2,010,352
Series 2025 C-2
3.75%, 5/1/65(b) 1,000,000 1,012,946
8 Spruce NY Owner LLC
Series 2024 D
4.00%, 12/15/31 1,000,000 1,019,698
New York City Industrial Development Agency,
Yankee Stadium LLC
Series 2020 A
4.00%, 3/1/31 1,265,000 1,308,865
New York City Transitional Finance Authority,
Future Tax Secured
Series 2026 D-1
5.00%, 11/1/30 2,500,000 2,742,120
New York Energy Finance Development Corp.,
Series 2025
5.00%, 7/1/56(b) 1,445,000 1,476,161
New York State Dormitory Authority,
Series 2017 B
5.00%, 2/15/32 2,500,000 2,576,681
New York State Energy Research & Development Authority,
Rochester Gas and Electric Corp.
Series 2004 B (AMT)
4.00%, 5/15/32 1,080,000 1,087,649
New York State Housing Finance Agency,
State of New York Personal Income Tax
Series 2024 A-2
3.35%, 6/15/54(b) 750,000 752,154
Series 2024 B-2
3.35%, 12/15/54(b) 1,650,000 1,656,677
North Lawrence Community Schools Building Corp.,
North Lawrence Community Schools
Series 2025
5.00%, 7/15/31 20,000 21,901
Face
Amount Value
Oklahoma County Finance Authority,
Oklahoma County Independent School District No. 41 Western Heights
Series 2025
5.00%, 9/1/30 $ 1,085,000 $ 1,131,496
Oklahoma Development Finance Authority,
Oklahoma State Regents for Higher Education
Series 2016 D
4.00%, 6/1/31 2,335,000 2,337,732
Oregon State Lottery,
Series 2025 A
5.00%, 4/1/30 500,000 545,355
Parish of St John the Baptist,
Marathon Oil Corp.
Series 2017 C
3.30%, 6/1/37(b) 2,895,000 2,920,369
Park Creek Metropolitan District,
Westerly Creek District Service Area
Series 2025
5.00%, 12/1/30 375,000 408,550
Series 2025
5.00%, 12/1/31 365,000 402,671
Pennsylvania Economic Development Financing Authority,
Republic Services, Inc.
Series 2019 A (AMT)
3.25%, 4/1/34(b) 1,500,000 1,499,892
Series 2019 B-2 (AMT)
3.25%, 4/1/49(b) 2,000,000 2,000,121
Series 2019 B-1 (AMT)
3.25%, 4/1/49(b) 1,000,000 999,924
Waste Management Obligated Group
Series 2011 (AMT)
4.25%, 7/1/41(b) 1,000,000 1,009,067
Waste Management, Inc.
Series 2025 A (AMT)
2.87%, 6/1/49(b) 350,000 349,817
Philadelphia Gas Works Co.,
Series 14
5.00%, 10/1/33 2,425,000 2,451,883
Raleigh Housing Authority,
WCO Tryon LP
Series 2025
2.95%, 9/1/59(b) 2,460,000 2,448,932
Sales Tax Securitization Corp.,
Series 2020 A
5.00%, 1/1/27 1,290,000 1,312,224
San Francisco City & County Redevelopment Agency Successor Agency,
Series 2025 C
3.97%, 8/1/28 500,000 499,037
Series 2025 C
4.10%, 8/1/29 500,000 499,884
Series 2025 C
4.22%, 8/1/30 500,000 500,635
Snohomish County Housing Authority,
HASCO Allegro Lynnwood LLC
Series 2026
3.75%, 4/1/36 5,250,000 4,917,900
South Carolina Public Service Authority,
Series 2025 B
5.00%, 12/1/28 1,250,000 1,323,452

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (80.9%) (cont’d)
Other Revenue (36.6%) (cont’d)
Southeast Energy Authority A Cooperative District,
Series 2025 E
5.00%, 10/1/30 $ 5,000,000 $ 5,307,693
State of Illinois IL,
Sales Tax
Series 2021 C
5.00%, 6/15/28 2,770,000 2,906,135
Tennessee Energy Acquisition Corp.,
Series 2026 A
5.00%, 11/1/33 1,100,000 1,174,629
Texas Municipal Gas Acquisition and Supply Corp. II,
Series 2012 C
3.29%, 9/15/27(b) 895,000 895,857
Triborough Bridge & Tunnel Authority,
Series 2025 A
5.00%, 3/1/28 1,500,000 1,569,282
Real Estate Transfer Tax
Series 2025 A
5.00%, 12/1/28 1,000,000 1,065,409
Utah Transit Authority,
Series 2025
5.00%, 12/15/33 2,000,000 2,275,290
Virgin Islands Transportation & Infrastructure Corp.,
Series 2025
5.00%, 9/1/29 1,000,000 1,053,619
Virginia Housing Development Authority,
Series 2025 G
3.13%, 7/1/56(b) 1,100,000 1,100,027
Series 2023 E
4.10%, 10/1/27 1,465,000 1,465,961
Warner Robins Housing Authority Resident Council Corp.,
Arbours at Wellston LLC
Series 2024
5.00%, 2/1/29(b) 1,000,000 1,035,681
Washington State Housing Finance Commission,
Ardea Twg LLLP
Series 2023
5.00%, 12/1/43(b) 1,000,000 1,003,145
West Virginia Economic Development Authority,
Appalachian Power Co.
Series 2011 A (AMT)
3.30%, 1/1/41(b) 2,500,000 2,510,406
Commercial Metals Co.
Series 2025 (AMT)
4.63%, 4/15/55(b) 2,330,000 2,370,944
Wilmington Housing Authority,
BRAD Avenue Flats LLC
Series 2025
2.95%, 5/1/44(b) 1,775,000 1,772,924
Wisconsin Housing & Economic Development Authority,
Housing
Series 2024 B
3.75%, 11/1/55(b) 1,235,000 1,240,667
Wisconsin Housing & Economic Development Authority Housing,
Series 2023 E
3.88%, 11/1/54(b) 195,000 195,100
253,212,827
–
Face
Amount Value
Transportation ( 8 .1% )
Chicago O'Hare International Airport,
Series 2024 F
5.00%, 1/1/28 $ 1,260,000 $ 1,311,331
City & County of Denver,
Airport System
Series 2018 A (AMT)
5.00%, 12/1/32 1,500,000 1,561,772
City & County of Denver CO,
Airport System
Series 2018 A (AMT)
5.00%, 12/1/31 5,000,000 5,217,037
City of Austin,
Airport System
Series 2022 (AMT)
5.00%, 11/15/30 1,305,000 1,404,545
City of Cleveland OH,
Airport System
Series 2025 A
5.00%, 1/1/30 600,000 644,224
City of Houston,
Airport System
Series 2025 A (AMT)
5.00%, 7/1/29 3,000,000 3,172,508
City of San Antonio,
Airport System
Series 2019 A (AMT)
5.00%, 7/1/29 1,150,000 1,214,669
County of Broward FL,
Airport System
Series A (AMT)
5.00%, 10/1/29 2,000,000 2,003,150
County of Lee,
Airport
Series 2026 A-2 (AMT)
5.00%, 10/1/56(b) 500,000 536,209
Dallas Fort Worth International Airport,
Series 2023 C (AMT)
5.00%, 11/1/27 1,250,000 1,289,580
Series 2025 A-1 (AMT)
5.00%, 11/1/28 4,250,000 4,466,615
E-470 Public Highway Authority,
Series 2024 B
3.18%, 9/1/39(b) 1,000,000 998,911
Massachusetts Port Authority,
Series 2019 A (AMT)
5.00%, 7/1/26 1,000,000 1,005,461
Metropolitan Transportation Authority,
Series 2020 E
5.00%, 11/15/29 2,500,000 2,705,087
Series 2025 B
5.00%, 11/15/30 4,000,000 4,389,809
New Jersey Turnpike Authority,
Series 2024 A
5.00%, 1/1/28 2,500,000 2,608,847
North Carolina Turnpike Authority,
Series 2017
5.00%, 1/1/29 1,090,000 1,106,048

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (80.9%) (cont’d)
Transportation (8.1%) (cont’d)
North Texas Tollway Authority,
Tollway System
Series 2023 A
5.00%, 1/1/27 $ 1,000,000 $ 1,017,903
Pennsylvania Turnpike Commission,
Series 2016 B
5.00%, 6/1/29 1,000,000 1,003,894
Series 2025-2
5.00%, 12/1/45(b) 1,000,000 1,109,839
Port Authority of New York & New Jersey,
Series 242 (AMT)
5.00%, 12/1/26 1,500,000 1,520,829
Series 242 (AMT)
5.00%, 12/1/27 1,500,000 1,550,855
Series 248
5.00%, 1/15/28 1,000,000 1,043,395
Port of Seattle,
Series C (AMT)
5.00%, 4/1/31 2,000,000 2,002,040
State of Alaska International Airports System,
Series 2025 A
5.00%, 10/1/28 350,000 370,364
State of Connecticut,
Series A
4.00%, 9/1/34 1,960,000 1,964,037
Special Tax
Series 2025 A
5.00%, 7/1/27 4,000,000 4,125,231
Wayne County Airport Authority,
Detroit Metropolitan Wayne County Airport
Series 2025 G (AMT)
5.00%, 12/1/30 4,000,000 4,307,184
55,651,374
–
Utility ( 3 .2% )
City of Springfield IL,
Electric
Series 2024
5.00%, 3/1/30 2,500,000 2,678,464
Development Authority of Burke County (The),
Georgia Power Co.
Series 2012-2
3.30%, 12/1/49(b) 750,000 754,678
Series 2013-1
3.38%, 11/1/53(b) 500,000 501,631
Development Authority of Monroe County (The),
Georgia Power Co.
Series 2012-1
2.80%, 6/1/42(b) 1,000,000 983,398
Series 2009-2
2.80%, 10/1/48(b) 1,000,000 984,297
Series 2008
3.35%, 11/1/48(b) 2,250,000 2,267,836
Oglethorpe Power Corp.
Series 2013 A
3.60%, 1/1/39(b) 2,000,000 2,026,723
Face
Amount Value
Energy Northwest,
Bonneville Power Administration
Series 2020A
5.00%, 7/1/31 $ 1,040,000 $ 1,133,086
Grand River Dam Authority,
Series 2016 A
5.00%, 6/1/29 1,165,000 1,182,214
Louisa Industrial Development Authority,
Virginia Electric and Power Co.
Series 2008 B
3.13%, 11/1/35(b) 1,000,000 993,990
Municipal Electric Authority of Georgia,
Series 2021 A
5.00%, 1/1/29 1,225,000 1,296,005
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 530,000 531,215
Ohio Air Quality Development Authority,
American Electric Power Co., Inc.
Series 2026
3.50%, 8/1/34(b) 2,625,000 2,629,108
Oklahoma Municipal Power Authority,
Series 2025 A
5.00%, 1/1/31 350,000 381,720
Series 2025 A
5.00%, 1/1/32 400,000 441,496
Utility Debt Securitization Authority,
Series 2025 TE-2
5.00%, 12/15/32 3,000,000 3,295,304
22,081,165
–
Water & Sewer ( 1 .1% )
Clairton Municipal Authority,
Series 2024 B
5.00%, 12/1/27 1,450,000 1,490,243
Illinois Finance Authority,
Series 2020
3.88%, 5/1/40(b) 1,500,000 1,525,164
New Jersey Economic Development Authority,
New Jersey-American Water Co., Inc.
Series 2020 D (AMT)
1.10%, 11/1/29(b) 2,000,000 1,894,742
Trinity River Authority,
Central Regional Wastewater System
Series 2017
5.00%, 8/1/29 2,835,000 2,921,290
7,831,439
–
557,182,521
U.S. Government and Agency Security ( 0 .9% )
U.S. Treasury Note
3.88%, 7/15/28 6,000,000 6,007,851
–
Total Fixed Income Securities
(Cost $566,685,044)
567,573,038
–

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Short-Term Investments ( 17 .6% )
Investment Company ( 1 .2% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares 2.23%
(Cost $7,930,858)
7,930,065 $ 7,930,858
Security held as Collateral on Loaned Securities ( 0 .0% ) (e)
Investment Company (0.0%)(e)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 3.57%
(See Note G)
(Cost $159,900)
159,900 159,900
Face
Amount
Municipal Bonds ( 16 .4% )
Education ( 0 .8% )
Health & Educational Facilities Authority of the State of Missouri,
St. Louis University
Series 2008 B
2.65%, 10/1/35(b)(f) $ 1,915,000 1,915,000
Series 2008 B-1
2.67%, 10/1/35(b)(f) 3,140,000 3,140,000
5,055,000
General Obligation ( 1 .0% )
City of New York,
Series 2014 I-3
2.75%, 3/1/44(b)(f) 5,000,000 5,000,000
City of New York NY,
Series 2014 I-2
2.70%, 3/1/40(b)(f) 500,000 500,000
Series 2015 F-6
2.70%, 6/1/44(b)(f) 1,120,000 1,120,000
6,620,000
–
Hospital ( 2 .0% )
Charlotte-Mecklenburg Hospital Authority (The),
Atrium Health Obligated Group
Series 2018 H
2.75%, 1/15/48(b)(f) 2,000,000 2,000,000
County of Hamilton,
TriHealth Obligated Group
Series 2021 B
2.80%, 8/15/51(b)(f) 2,500,000 2,500,000
Idaho Health Facilities Authority,
St. Luke's Health System Ltd. Obligated Group
Series 2018 C
2.80%, 3/1/48(b)(f) 1,715,000 1,715,000
Iowa Finance Authority,
Iowa Health System Obligated Group
Series 2018 F
2.70%, 7/1/41(b)(f) 3,000,000 3,000,000
Pennsylvania Higher Educational Facilities Authority,
Thomas Jefferson University Obligated Group
Series 2024 D-2
2.70%, 11/1/61(b)(f) 5,000,000 5,000,000
14,215,000
–
Face
Amount Value
Other Revenue ( 4 .5% )
City of Gainesville FL,
Utilities System
Series 2012 B
2.70%, 10/1/42(b)(f) $ 8,700,000 $ 8,700,000
Gulf Coast Industrial Development Authority,
Exxon Mobil Corp.
Series 2012
2.70%, 11/1/41(b)(f) 5,800,000 5,800,000
Mississippi Business Finance Corp.,
Chevron USA, Inc.
Series 2007 B
2.65%, 12/1/30(b) 4,950,000 4,950,000
Series 2011 G
2.65%, 11/1/35(b)(f) 4,000,000 4,000,000
Missouri Development Finance Board,
Nelson Gallery Foundation (The)
Series 2008 A
2.75%, 12/1/37(b)(f) 1,200,000 1,200,000
New York City Transitional Finance Authority,
Series 2019 A-4
2.70%, 8/1/45(b)(f) 3,770,000 3,770,000
Series 2023 A-3
2.75%, 8/1/52(b)(f) 2,500,000 2,500,000
30,920,000
–
Transportation ( 2 .8% )
Metropolitan Transportation Authority,
Series 2005 D-1
2.65%, 11/1/35(b)(f) 5,000,000 5,000,000
Series 2012 G-3
2.75%, 11/1/31(b) 4,000,000 4,000,000
Metropolitan Washington Airports Authority,
Aviation
Series 2009 D-2
2.70%, 10/1/39(b)(f) 2,565,000 2,565,000
State of Louisiana LA,
Gasoline & Fuels Tax
Series 2023 A-2
2.70%, 5/1/43(b) 7,685,000 7,685,000
19,250,000
–
Utility ( 1 .4% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2009-1
2.90%, 7/1/49(b)(f) 4,500,000 4,500,000
Indiana Municipal Power Agency,
Series 2019 B
2.75%, 1/1/42(b)(f) 5,000,000 5,000,000
9,500,000
–
Water & Sewer ( 3 .9% )
County of King,
Sewer
Series 2025
2.60%, 1/1/65(b)(f) 7,500,000 7,500,000
District of Columbia Water & Sewer Authority,
Series 2025 C-2
2.70%, 10/1/60(b)(f) 3,395,000 3,395,000

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Municipal Bonds (16.4%) (cont’d)
Water & Sewer (3.9%) (cont’d)
Series 2025 C-1
2.90%, 10/1/60(b)(f) $ 5,000,000 $ 5,000,000
New York City Municipal Water Finance Authority,
Water & Sewer System
Series AA-6
2.65%, 6/15/48(b)(f) 1,500,000 1,500,000
Ohio Water Development Authority,
Water Pollution Control Loan Fund
Series 2024 C
2.70%, 12/1/54(b)(f) 4,800,000 4,800,000
San Antonio Water System,
Series 2025 D
2.70%, 5/1/55(b)(f) 5,000,000 5,000,000
27,195,000
–
Total Municipal Bonds
(Cost $112,755,000)
112,755,000
Total Short-Term Investments
(Cost $120,845,758)
120,845,758
Total Investments ( 100 .0% )
( Cost $ 687,530,802 ) including
$ 152,422 of Securities Loaned (g) 688,418,796
Liabilities in Excess of Other Assets (0.0%)(e)
(101,154)
Net Assets (100.0%) $688,317,642
(a) All or a portion of this security was on loan at March 31, 2026.
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Zero coupon bond.
(d) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e) Amount is less than 0.05%.
(f) The date disclosed is the final maturity date. Principal owed can be recovered through demand on the interest reset date.
(g) At March 31, 2026, the aggregate cost for federal income tax purposes is $687,530,802. The aggregate gross unrealized
appreciation is $2,644,794 and the aggregate gross unrealized depreciation is $1,756,800, resulting in net unrealized appreciation of $887,994.
AMT Alternative Minimum Tax
At March 31, 2026 , the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
State/Territory
Percentage of
Net Assets
Texas 13 .3%
New York 12 .6
Others, representing less than 10% individually 74 .1
Total Investments 100 .0%
Sector Classification of Portfolio*
Classification
Percentage of Total
Investments
Other Revenue 41 .3%
General Obligation 13 .4
Hospital 12 .2
Transportation 10 .9
Education 9 .0
Other** 8 .1
Water & Sewer 5 .1
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31, 2026.
** Sectors representing less than 5% of total investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (110.1%)
Asset-Backed Securities ( 11 .3% )
AASET,
2025-1A
5.94%, 2/16/50(a) $ 8,257,064 $ 8,322,976
AASET Ltd.,
2025-2A
6.01%, 2/16/50(a) 3,995,515 3,966,434
AASET MT-1 Ltd.,
2025-3A
5.24%, 2/16/50(a) 3,943,832 3,898,030
Abry Liquid Credit CLO Ltd.,
2025-1A
CME Term SOFR 3 Month + 3.25%,
7.07%, 10/20/38(a)(b) 3,000,000 2,974,965
Acacia LLC,
2025-1
5.24%, 11/15/37(a) 7,600,884 7,595,376
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) 903,287 909,768
2024-3AL
5.68%, 12/26/31(a) 372,905 375,723
2024-3AL
6.75%, 12/26/31(a) 1,090,243 1,101,572
ACM Auto Trust,
2025-1A
5.38%, 6/20/29(a) 1,042,492 1,042,475
2025-2A
5.55%, 6/20/28(a) 858,094 859,322
Ally Bank Auto Credit-Linked Notes,
2024-B
5.12%, 9/15/32(a) 845,458 851,253
2025-B
4.70%, 9/15/33(a) 7,442,506 7,465,959
ALTDE Trust,
2025-1A
5.90%, 8/15/50(a) 5,161,599 5,203,384
Aqua Finance Trust,
2019-A
3.47%, 7/16/40(a) 336,896 329,001
Ballyrock CLO 15 Ltd.,
2021-1A
CME Term SOFR 3 Month + 2.85%,
6.52%, 1/15/38(a)(b) 1,000,000 957,550
Ballyrock CLO 16 Ltd.,
2021-16A
CME Term SOFR 3 Month + 2.75%,
6.42%, 4/20/38(a)(b) 1,500,000 1,449,521
Barings CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.60%,
8.27%, 7/15/37(a)(b) 1,000,000 975,839
Battalion CLO XXIX Ltd.,
2025-29A
CME Term SOFR 3 Month + 3.30%,
6.97%, 3/31/38(a)(b) 1,500,000 1,498,973
Face
Amount Value
BCMSC Trust,
1998-C
7.51%, 1/15/29(b) $ 466,393 $ 465,021
Benefit Street Partners CLO 41 Ltd.,
2025-41A
CME Term SOFR 3 Month + 2.75%,
6.42%, 7/25/38(a)(b) 1,500,000 1,499,978
Birch Grove CLO 14 Ltd.,
2025-14A
CME Term SOFR 3 Month + 3.50%,
7.17%, 7/22/37(a)(b) 3,000,000 3,003,855
Bridge Trust,
2025-SFR1
4.20%, 9/17/42(a) 3,579,467 3,370,447
Bryant Park Funding Ltd.,
2023-19A
CME Term SOFR 3 Month + 2.80%,
6.47%, 4/15/38(a)(b) 3,000,000 2,858,427
2023-20A
CME Term SOFR 3 Month + 3.40%,
7.07%, 4/15/38(a)(b) 3,000,000 2,953,500
2023-21A
CME Term SOFR 3 Month + 2.75%,
6.42%, 10/18/38(a)(b) 2,000,000 1,952,450
Castlelake Aircraft Structured Trust,
2025-1A
5.78%, 2/15/50(a) 8,975,627 9,050,675
2025-1A
7.75%, 2/15/50(a) 2,894,723 2,888,510
2025-2A
5.47%, 8/15/50(a) 2,008,382 2,010,816
2025-2A
6.30%, 8/15/50(a) 6,253,072 6,279,227
2026-1A
5.07%, 3/15/51(a) 16,090,000 15,826,060
CFMT LLC,
2022-HB9
3.25%, 9/25/37(a)(b) 1,840,000 1,765,237
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 2,652,370 2,663,245
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(a) 11,727,014 11,737,353
2024-2A
5.92%, 11/22/49(a) 4,224,000 4,234,802
ContiMortgage Home Equity Loan
Trust,
1995-2
8.10%, 12/31/30 16,420 15,852
DataBank Issuer,
2026-1A
5.81%, 2/25/56(a) 8,448,000 8,413,328
DataBank Issuer II LLC,
2025-1A
5.18%, 9/27/55(a) 9,870,000 9,593,543
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 3,196,080 3,166,909

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (11.3%) (cont’d)
2021-1A
2.05%, 11/20/51(a) $ 2,581,420 $ 2,541,986
Dell Equipment Finance Trust,
2023-3
5.93%, 4/23/29(a) 155,368 155,845
Driven Brands Funding LLC,
2020-1A
3.79%, 7/20/50(a) 1,819,497 1,752,667
2020-2A
3.24%, 1/20/51(a) 20,338,027 19,098,812
2021-1A
2.79%, 10/20/51(a) 12,062,866 10,899,352
Eldridge CLO Ltd.,
2025-2A
CME Term SOFR 3 Month + 2.85%,
6.49%, 1/20/39(a)(b) 3,500,000 3,447,783
2026-3A
CME Term SOFR 3 Month + 2.95%,
6.67%, 3/31/38(a)(b) 4,000,000 3,967,552
ELFI Graduate Loan Program LLC,
2022-A
4.51%, 8/26/47(a) 1,027,878 1,005,932
Elmwood CLO 32 Ltd.,
2024-8A
CME Term SOFR 3 Month + 2.85%,
6.52%, 10/18/37(a)(b) 1,000,000 985,462
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) 1,401,212 1,395,861
FIGRE Trust,
2025-FL1
5.27%, 7/25/55(a)(c) 9,489,495 9,507,422
2025-FL2
5.05%, 11/25/55(a)(c) 10,403,502 10,377,331
2025-HE5
5.29%, 8/25/55(a)(b) 2,406,799 2,413,358
2026-FL1
5.49%, 3/25/56(a)(c) 7,280,000 7,301,119
FirstKey Homes Trust,
2021-SFR2
3.41%, 9/17/38(a) 1,000,000 984,532
2021-SFR3
3.98%, 12/17/38(a) 1,000,000 976,480
FMC Issuer Trust-FMSR,
2024-FT1
6.56%, 9/25/29(a) 2,810,000 2,797,959
FOCUS Brands Funding LLC,
2017-1A
5.09%, 4/30/47(a) 9,331,225 9,289,501
FortiFi,
2023-1A
6.23%, 9/20/59(a) 2,255,945 2,240,707
Galaxy 31 CLO Ltd.,
2023-31A
CME Term SOFR 3 Month + 3.20%,
6.87%, 7/15/38(a)(b) 2,350,000 2,348,261
Face
Amount Value
GCI Funding I LLC,
2020-1
2.82%, 10/18/45(a) $ 450,513 $ 424,744
Goddard Funding LLC,
2024-1A
6.83%, 10/30/54(a) 1,490,138 1,512,211
Golub Capital Partners ABS Funding
Ltd.,
2020-1A
3.21%, 1/22/29(a) 710,416 687,331
2021-1A
2.77%, 4/20/29(a) 432,385 399,087
Goodgreen Trust,
2020-1A
5.53%, 4/15/55(a) 1,258,650 981,511
2021-1A
5.74%, 10/15/56(a) 1,781,955 1,307,056
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 3.25%,
6.92%, 10/15/37(a)(b) 1,500,000 1,482,269
Horizon Aircraft Finance IV Ltd.,
2024-1
5.38%, 9/15/49(a) 4,236,500 4,206,565
Invesco US CLO Ltd.,
2023-4A
CME Term SOFR 3 Month + 2.85%,
6.52%, 1/18/39(a)(b) 3,000,000 2,946,189
JOL Air Ltd.,
2019-1
4.95%, 4/15/44(a) 132,141 131,738
KKR CLO 48 Ltd.,
48A
CME Term SOFR 3 Month + 2.95%,
6.83%, 10/20/38(a)(b) 3,000,000 2,957,079
Lendbuzz Securitization Trust,
2025-2A
5.13%, 11/15/30(a) 2,940,000 2,927,917
2025-2A
5.28%, 4/15/31(a) 4,545,000 4,504,142
loanDepot GMSR Trust,
2025-GT1
CME Term SOFR 1 Month + 2.85%,
6.52%, 5/16/30(a)(b) 6,401,000 6,357,972
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 764,865 634,809
Lunar Aircraft Ltd.,
2020-1A
3.38%, 2/15/45(a) 169,946 166,937
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 175,547 174,114
Madison Park Funding LV Ltd.,
2022-55A
CME Term SOFR 3 Month + 3.15%,
6.82%, 7/18/37(a)(b) 1,500,000 1,424,877

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (11.3%) (cont’d)
Magnetite XXII Ltd.,
2019-22A
CME Term SOFR 3 Month + 4.15%,
7.82%, 7/15/36(a)(b) $ 500,000 $ 494,838
2019-22A
CME Term SOFR 3 Month + 2.90%,
6.57%, 7/15/36(a)(b) 1,500,000 1,498,500
MAPS Trust,
2026-1A
5.20%, 1/15/51(a) 7,390,316 7,235,235
Marble Point CLO XXIV Ltd.,
2022-1A
CME Term SOFR 3 Month + 3.25%,
6.91%, 4/20/35(a)(b) 1,000,000 983,983
Marlette Funding Trust,
2025-1A
5.26%, 7/16/35(a) 3,504,000 3,508,307
MidOcean Credit CLO XV Ltd.,
2024-15A
CME Term SOFR 3 Month + 3.35%,
7.02%, 7/21/37(a)(b) 2,000,000 1,972,084
MMP Capital LLC,
2025-A
5.72%, 12/15/31(a) 3,105,000 3,138,283
Mosaic Solar Loan Trust,
2019-2A
3.28%, 9/20/40(a) 3,986,981 3,562,946
2020-1A
2.10%, 4/20/46(a) 335,848 296,663
Navigator Aviation Ltd.,
2024-1
5.40%, 8/15/49(a) 927,702 923,720
Neighborly Issuer LLC,
2021-1A
3.58%, 4/30/51(a) 4,710,113 4,518,405
New Mountain CLO 3 Ltd.,
CLO-3A
CME Term SOFR 3 Month + 2.95%,
6.62%, 10/20/38(a)(b) 3,000,000 2,980,860
New Mountain CLO 7 Ltd.,
CLO-7A
CME Term SOFR 3 Month + 3.85%,
7.52%, 3/31/38(a)(b) 2,000,000 1,950,872
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
6.25%, 7/25/50(a)(b) 547,851 553,463
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(a)(c) 2,041,225 2,052,551
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.70%,
8.37%, 7/20/37(a)(b) 1,000,000 1,001,573
OneMain Financial Issuance Trust,
2019-2A
3.66%, 10/14/36(a) 3,305,000 3,197,147
Face
Amount Value
Oportun Funding Trust,
2024-3
5.48%, 8/15/29(a) $ 800,082 $ 800,672
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 888,611 874,901
2021-C
2.18%, 10/8/31(a) 527,015 520,016
2025-C
4.93%, 7/8/33(a) 5,235,000 5,220,792
2025-C
5.18%, 7/8/33(a) 4,775,000 4,760,451
Orion CLO Ltd.,
2023-1A
CME Term SOFR 3 Month + 2.90%,
6.57%, 10/25/38(a)(b) 3,500,000 3,430,990
2026-7A
CME Term SOFR 3 Month + 2.75%,
6.51%, 4/20/39(a)(b) 3,000,000 2,992,968
Phantom Aviation,
2026-1A
5.24%, 1/15/51(a) 11,146,689 10,956,108
Planet Fitness Master Issuer LLC,
2019-1A
3.86%, 12/5/49(a) 243,750 232,568
2024-1A
5.77%, 6/5/54(a) 7,222,020 7,272,925
PNMAC GMSR Issuer Trust,
2024-GT1
CME Term SOFR 1 Month + 3.20%,
6.88%, 3/25/29(a)(b) 2,730,000 2,738,185
2025-GT1
CME Term SOFR 1 Month + 2.45%,
6.13%, 8/26/30(a)(b) 8,235,000 8,256,821
Project Silver,
2019-1
3.97%, 7/15/44(a) 6,459,489 6,287,301
RCKT Trust,
2025-1A
5.16%, 7/25/34(a) 2,585,000 2,587,199
Reach ABS Trust,
2026-1A
4.80%, 2/15/33(a) 8,500,000 8,447,218
ReadyCap Lending Small Business
Loan Trust,
2019-2
US Prime Rate - 0.50%,
6.25%, 12/27/44(a)(b) 40,969 40,942
Research-Driven Pagaya Motor Asset
Trust,
2025-1A
5.49%, 6/27/33(a) 3,710,864 3,722,821
Research-Driven Pagaya Motor
Trust,
2025-6A
5.01%, 8/25/34(a) 7,850,000 7,846,965

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (11.3%) (cont’d)
Retained Vantage Data Centers
Issuer LLC,
2023-1A
5.00%, 9/15/48(a) $ 213,000 $ 212,559
2025-1A
5.09%, 8/15/50(a) 11,370,000 11,137,130
Saluda Grade Alternative Mortgage
Trust,
2025-LOC5
CME Term SOFR 1 Month + 1.60%,
5.28%, 10/25/55(a)(b) 14,582,474 14,661,533
Service Experts Issuer LLC,
2025-1A
5.38%, 1/20/37(a) 4,298,612 4,288,571
ServiceMaster Funding LLC,
2020-1
2.84%, 1/30/51(a) 16,179,808 15,397,735
2021-1
2.87%, 7/30/51(a) 6,671,809 6,246,909
SERVPRO Master Issuer LLC,
2021-1A
2.39%, 4/25/51(a) 5,718,810 5,440,614
2024-1A
6.17%, 1/25/54(a) 617,400 633,042
2025-1A
5.53%, 10/25/55(a) 10,004,925 9,923,760
Silver Point CLO 12 Ltd.,
2025-12A
CME Term SOFR 3 Month + 2.65%,
6.63%, 10/15/38(a)(b) 1,700,000 1,644,174
Sixth Street CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 3.15%,
6.82%, 10/24/37(a)(b) 750,000 738,337
Sixth Street CLO XX Ltd.,
2021-20A
CME Term SOFR 3 Month + 2.95%,
6.62%, 7/17/38(a)(b) 2,250,000 2,215,733
SoFi Consumer Loan Program Trust,
2025-2
5.22%, 6/25/34(a) 5,169,000 5,210,261
STAR Trust,
2021-SFR1
CME Term SOFR 1 Month + 3.31%,
6.99%, 4/17/38(a)(b) 800,000 800,120
2021-SFR2
CME Term SOFR 1 Month + 2.96%,
6.64%, 1/17/39(a)(b) 1,156,121 1,157,150
2022-SFR3
CME Term SOFR 1 Month + 4.50%,
8.18%, 5/17/39(a)(b) 988,230 991,993
2024-SFR4
CME Term SOFR 1 Month + 2.95%,
6.63%, 10/17/41(a)(b) 3,095,000 3,109,808
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.13%, 2/17/42(a)(b) 7,030,721 7,032,446
Face
Amount Value
2025-SFR5
CME Term SOFR 1 Month + 1.95%,
5.63%, 2/17/42(a)(b) $ 2,753,000 $ 2,748,399
2025-SFR5
CME Term SOFR 1 Month + 2.45%,
6.13%, 2/17/42(a)(b) 1,670,000 1,667,075
2025-SFR6
CME Term SOFR 1 Month + 1.65%,
5.33%, 8/17/42(a)(b) 5,179,000 5,181,815
2025-SFR6
CME Term SOFR 1 Month + 2.00%,
5.68%, 8/17/42(a)(b) 1,200,000 1,203,105
2026-SFR7
CME Term SOFR 1 Month + 1.40%,
0.00%, 5/17/43(a)(b) 6,170,000 6,182,566
Subway Funding LLC,
2024-3A
5.25%, 7/30/54(a) 5,551,193 5,489,203
2024-3A
5.57%, 7/30/54(a) 5,429,275 5,362,277
Taco Bell Funding LLC,
2018-1A
4.94%, 11/25/48(a) 5,805,488 5,791,341
2021-1A
1.95%, 8/25/51(a) 1,630,950 1,594,942
Towd Point Mortgage Trust,
2025-HE2
SOFR30A + 1.35%,
5.01%, 9/25/65(a)(b) 5,292,036 5,297,841
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.35%,
5.03%, 3/17/42(a)(b) 1,800,000 1,798,556
Truist Bank Auto Credit-Linked
Notes,
2025-1
4.73%, 9/26/33(a) 4,785,918 4,786,825
UPX HIL Issuer Trust,
2025-1
5.16%, 1/25/47(a) 8,843,613 8,813,877
US Bank NA,
2026-RVM1
4.96%, 12/25/46(a) 3,500,000 3,489,107
2026-RVM1
5.60%, 12/25/46(a) 2,667,000 2,659,500
2026-RVM1
7.06%, 12/25/46(a) 7,600,000 7,579,632
Vantage Data Centers LLC,
2020-2A
1.99%, 9/15/45(a) 4,240,000 4,050,790
Wendy's Funding LLC,
2018-1A
3.88%, 3/15/48(a) 1,834,389 1,801,500
Willis Engine Structured Trust VII,
2023-A
8.00%, 10/15/48(a) 227,937 233,263

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (11.3%) (cont’d)
Willis Engine Structured Trust VIII,
2025-A
5.58%, 6/15/50(a) $ 5,630,307 $ 5,710,570
559,385,158
Collateralized Mortgage Obligations — Agency Collateral
Series  ( 26 .0% )
FHLMC Gold Pool, 30 Year
6.00%, 8/1/37 - 11/1/37 2,090 2,183
FHLMC Gold Pool, Other
5.41%, 8/1/37 906 910
5.44%, 1/1/37 - 2/1/38 21,470 22,088
5.46%, 8/1/37 - 1/1/38 23,364 24,072
5.50%, 8/1/37 - 11/1/37 33,745 34,889
5.62%, 12/1/36 - 8/1/37 22,763 23,521
FNMA, 30 Year
5.62%, 12/1/36 14,391 14,857
GNMA I, 30 Year
6.50%, 5/15/40 107,654 113,578
GNMA II, Other
4.50%, 5/20/49 - 7/20/49 121,646 117,672
GNMA II, Single Family, 30 Year
3.50%, 11/20/40 - 7/20/46 277,495 261,395
4.00%, 11/20/49 127,830 120,781
4.50%, 4/20/49 21,809 21,386
5.00%, 12/20/48 13,015 12,902
UMBS Pool, 30 Year
5.00%, 11/1/54 - 3/1/56 17,719,580 17,498,006
5.50%, 3/1/54 - 9/1/55 176,975,327 178,003,895
UMBS, 30 Year
5.00%, 10/1/54 - 11/1/54 28,714,613 28,345,001
5.50%, 5/1/54 - 9/1/55 164,503,128 165,512,358
6.00%, 7/1/55 - 10/1/55 77,069,684 78,529,999
6.50%, 2/1/28 - 1/1/34 159,906 165,994
7.00%, 5/1/28 - 12/1/33 25,899 27,234
UMBS, Single Family, 30 Year
4.00%, 4/25/56 - 5/25/56 48,160,000 45,382,334
4.50%, 4/25/56, TBA 70,144,175 67,656,252
5.00%, 4/25/56, TBA 528,222,000 520,731,997
5.50%, 4/25/56, TBA 166,119,908 166,840,196
6.00%, 5/25/56, TBA 13,000,000 13,232,578
1,282,696,078
Commercial Mortgage-Backed Securities ( 13 .7% )
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(c) 796,877 761,810
BAHA Trust
7.01%, 12/10/41(a)(b) 12,428,000 12,812,212
BAMLL Commercial Mortgage
Securities Trust
3.47%, 11/5/32(a) 3,440,000 3,303,057
BAMLL Trust
CME Term SOFR 1 Month + 2.35%,
6.02%, 8/15/39(a)(b) 4,250,000 4,258,053
Banc of America Alternative Loan
Trust
6.36%, 10/25/36(c) 361,618 94,459
Face
Amount Value
BANK
2.92%, 12/15/53(b) $ 4,200,000 $ 2,863,815
IO
0.82%, 10/17/52(b) 13,163,248 308,847
BBCMS Mortgage Trust
IO
0.48%, 12/15/55(b) 17,841,919 574,101
Bear Stearns ARM Trust
4.85%, 2/25/34(b) 268,330 251,578
Benchmark Mortgage Trust
IO
0.83%, 9/15/48(a)(b) 25,152,299 337,026
BF Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.17%, 12/15/35(a)(b) 4,222,000 4,163,090
CME Term SOFR 1 Month + 2.00%,
5.67%, 12/15/35(a)(b) 2,500,000 2,427,043
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.80%,
5.47%, 11/15/42(a)(b) 6,135,000 6,131,184
CME Term SOFR 1 Month + 1.84%,
5.51%, 11/15/41(a)(b) 3,000,000 3,005,422
CME Term SOFR 1 Month + 2.15%,
5.82%, 11/15/42(a)(b) 3,190,000 3,189,032
BFLD Trust
5.22%, 10/10/40(a)(b) 8,008,000 8,063,928
BOCA Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.60%,
5.27%, 12/15/42(a)(b) 7,932,000 7,949,992
BPR Trust
CME Term SOFR 1 Month + 3.00%,
6.67%, 5/15/39(a)(b) 2,320,000 2,324,734
BRAVO Residential Funding Trust
2.00%, 5/25/59(a)(b) 920,635 868,296
BX Trust
CME Term SOFR 1 Month + 2.75%,
6.42%, 7/15/42(a)(b) 6,658,000 6,672,706
CME Term SOFR 1 Month + 3.65%,
7.32%, 7/15/42(a)(b) 3,975,000 3,980,453
Caister Finance DAC
SONIA + 2.45%,
6.19%, 8/17/35(a)(b) GBP 6,495,000 8,616,907
Chase Home Lending Mortgage
Trust
5.50%, 2/25/56(a)(b) $ 6,539,765 6,526,226
5.50%, 11/25/56(a)(b) 13,653,696 13,633,962
5.50%, 1/25/57(a)(b) 8,000,000 7,978,438
ChaseFlex Trust
6.00%, 2/25/37 574,964 168,365
Citigroup Commercial Mortgage
Trust
IO
0.46%, 11/10/48(b) 499,657 5
COLT Trust
1.67%, 9/25/61(a)(b) 880,637 814,671
CRSNT Trust
CME Term SOFR 1 Month + 1.40%,
5.07%, 2/15/31(a)(b) 14,404,000 14,364,086

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (13.7%) (cont’d)
CSMC Trust
CME Term SOFR 1 Month + 3.83%,
7.50%, 8/15/26(a)(b) $ 15,598,642 $ 15,317,874
DBC Mortgage Trust
CME Term SOFR 1 Month + 1.35%,
5.02%, 11/15/42(a)(b) 3,550,000 3,552,746
CME Term SOFR 1 Month + 1.60%,
5.27%, 11/15/42(a)(b) 5,285,000 5,274,245
Durst Commercial Mortgage Trust
6.34%, 8/10/42(a)(b) 3,499,000 3,582,686
EFMT
SOFR30A + 1.15%,
4.81%, 2/25/71(a)(b) 6,662,547 6,672,037
Extended Stay America Trust
CME Term SOFR 1 Month + 2.25%,
5.92%, 2/15/43(a)(b) 7,756,027 7,790,794
CME Term SOFR 1 Month + 2.60%,
6.27%, 10/15/42(a)(b) 16,320,000 16,380,844
FHLMC Seasoned Credit Risk
Transfer Trust
3.00%, 9/25/55 787,683 692,583
3.00%, 8/25/57 563,486 489,456
3.00%, 3/25/58 773,730 670,589
4.25%, 8/25/59(a)(b) 2,512,725 2,435,131
4.25%, 11/25/60(a)(b) 684,272 664,994
4.75%, 10/25/58(b) 892,674 879,372
FHLMC STACR REMIC Trust
SOFR30A + 7.80%,
11.46%, 11/25/41(a)(b) 8,365,000 8,693,300
SOFR30A + 8.50%,
12.16%, 2/25/42(a)(b) 4,695,000 4,951,116
FHLMC STACR Trust
SOFR30A + 6.25%,
9.91%, 9/25/41(a)(b) 2,940,000 2,999,581
FHLMC, Multifamily Structured
Pass-Through Certificates
IO REMIC
2.63%, 1/25/49(b) 17,200,000 1,862,185
2.63%, 1/25/49(b) 4,091,469 408,772
2.65%, 2/25/49(b) 9,522,157 1,007,862
2.73%, 8/25/48(b) 5,484,002 522,149
3.07%, 11/25/36(b) 4,400,000 987,987
3.21%, 5/25/32(b) 11,220,034 1,790,238
FHLMC, REMIC
SOFR30A + 0.95%,
4.61%, 10/25/54(b) 14,213,498 14,245,561
SOFR30A + 1.00%,
4.66%, 2/25/55(b) 3,273,061 3,264,496
SOFR30A + 1.00%,
4.66%, 4/25/55(b) 6,634,422 6,629,511
SOFR30A + 1.05%,
4.71%, 4/25/54(b) 8,476,117 8,510,558
SOFR30A + 1.05%,
4.71%, 10/25/54(b) 16,294,210 16,371,739
SOFR30A + 1.10%,
4.76%, 4/25/54(b) 8,879,827 8,922,872
SOFR30A + 1.15%,
4.81%, 2/25/55(b) 11,027,943 11,098,564
Face
Amount Value
SOFR30A + 1.15%,
4.81%, 7/25/55(b) $ 3,010,321 $ 3,019,780
SOFR30A + 1.20%,
4.86%, 8/25/54(b) 5,051,820 5,086,957
SOFR30A + 1.25%,
4.91%, 11/25/54(b) 9,457,609 9,483,713
SOFR30A + 1.26%,
4.92%, 4/25/54(b) 9,033,750 9,111,787
SOFR30A + 1.30%,
4.96%, 8/25/54(b) 3,668,064 3,690,859
SOFR30A + 1.43%,
5.09%, 12/25/54(b) 3,097,619 3,118,800
IO REMIC
SOFR30A + 5.89%,
2.21%, 11/15/43(b)(d) 264,757 19,514
FNMA, REMIC
SOFR30A + 1.00%,
4.66%, 11/25/54(b) 12,016,736 12,013,262
SOFR30A + 1.05%,
4.71%, 9/25/55(b) 7,530,977 7,551,589
SOFR30A + 1.10%,
4.76%, 9/25/54(b) 7,393,033 7,434,289
SOFR30A + 1.10%,
4.76%, 9/25/54(b) 9,757,139 9,822,279
SOFR30A + 1.10%,
4.76%, 11/25/54(b) 6,047,051 6,054,444
SOFR30A + 1.15%,
4.81%, 5/25/54(b) 15,093,480 15,127,546
SOFR30A + 1.15%,
4.81%, 6/25/54(b) 7,422,129 7,450,131
SOFR30A + 1.15%,
4.81%, 8/25/55(b) 14,851,200 14,918,112
SOFR30A + 1.30%,
4.96%, 11/25/54(b) 6,017,367 6,051,547
SOFR30A + 1.47%,
5.13%, 11/25/54(b) 11,251,646 11,319,717
SOFR30A + 1.47%,
5.13%, 11/25/54(b) 4,685,948 4,726,367
SOFR30A + 1.50%,
5.16%, 12/25/54(b) 6,883,308 6,927,560
7.00%, 9/25/32 46,201 48,258
IO REMIC
8.00%, 9/18/27 3,023 80
FNMA, Strips
IO REMIC
6.50%, 9/25/29 7,985 479
6.50%, 9/25/29 2,928 188
6.50%, 9/25/29 4,763 299
6.50%, 12/25/29 6,577 388
6.50%, 12/25/29 2,936 184
6.50%, 12/25/29 4,122 247
6.50%, 12/25/29 4,663 313
Fontainebleau Miami Beach
Mortgage Trust
CME Term SOFR 1 Month + 4.25%,
7.92%, 12/15/39(a)(b) 4,945,000 4,976,175
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 1,775,000 1,792,494

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (13.7%) (cont’d)
GNMA
SOFR30A + 0.85%,
4.52%, 12/20/53(b) $ 9,525,189 $ 9,516,209
SOFR30A + 0.95%,
4.62%, 10/20/54(b) 3,707,882 3,718,119
SOFR30A + 1.00%,
4.67%, 2/20/54(b) 4,515,527 4,529,143
SOFR30A + 1.00%,
4.67%, 8/20/54(b) 6,172,481 6,179,121
SOFR30A + 1.00%,
4.67%, 8/20/54(b) 6,535,433 6,546,880
SOFR30A + 1.00%,
4.67%, 12/20/54(b) 4,397,378 4,415,180
SOFR30A + 1.00%,
4.67%, 9/20/64(b) 4,163,191 4,187,795
SOFR30A + 1.05%,
4.72%, 10/20/55(b) 14,837,269 14,917,621
SOFR30A + 1.10%,
4.77%, 8/20/53(b) 7,952,797 8,007,499
SOFR30A + 1.18%,
4.85%, 3/20/64(b) 6,889,495 6,902,764
IO REMIC
5.00%, 2/16/41 53,321 10,236
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
5.21%, 3/15/39(a)(b) 1,370,000 1,371,056
CME Term SOFR 1 Month + 2.89%,
6.56%, 3/15/39(a)(b) 3,200,000 3,213,021
GS Mortgage Securities Trust
IO
0.34%, 10/10/48(b) 343,143 3
GSJP Trust
CME Term SOFR 1 Month + 1.50%,
5.17%, 12/15/42(a)(b) 4,789,000 4,766,209
GWT
CME Term SOFR 1 Month + 1.69%,
5.36%, 5/15/41(a)(b) 6,338,000 6,345,638
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.39%,
5.07%, 3/15/42(a)(b) 3,045,000 3,046,909
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.31%, 6/15/41(a)(b) 3,164,100 3,167,901
CME Term SOFR 1 Month + 2.54%,
6.21%, 6/15/41(a)(b) 232,394 232,813
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
5.51%, 9/15/41(a)(b) 10,790,000 10,805,511
CME Term SOFR 1 Month + 2.34%,
6.01%, 9/15/41(a)(b) 289,000 289,518
INTOWN Mortgage Trust
CME Term SOFR 1 Month + 2.25%,
5.92%, 3/15/42(a)(b) 3,061,000 3,061,340
CME Term SOFR 1 Month + 2.85%,
6.52%, 3/15/42(a)(b) 4,568,000 4,567,780
Face
Amount Value
J.P. Morgan Chase Commercial
Mortgage Securities Trust
IO
0.02%, 4/15/46(b) $ 2,788,513 $ 1,468
0.52%, 12/15/49(b) 3,287,503 4,082
J.P. Morgan Mortgage Trust
4.74%, 6/25/37(b) 39,784 30,828
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.62%,
5.29%, 6/15/39(a)(b) 11,934,000 11,948,163
CME Term SOFR 1 Month + 1.94%,
5.61%, 6/15/39(a)(b) 885,000 886,250
CME Term SOFR 1 Month + 3.19%,
6.86%, 6/15/39(a)(b) 4,608,000 4,606,891
loanDepot FAMSR Master Trust
CME Term SOFR 1 Month + 2.75%,
6.43%, 12/19/30(a)(b) 7,740,000 7,744,368
MF1X
CME Term SOFR 1 Month + 2.82%,
6.49%, 12/15/34(a)(b) 4,350,000 4,319,799
CME Term SOFR 1 Month + 3.37%,
7.04%, 12/15/34(a)(b) 1,500,000 1,497,908
Natixis Commercial Mortgage
Securities Trust
4.32%, 1/15/43(a)(b) 800,000 702,717
Neighborly Issuer LLC
7.31%, 1/30/53(a) 12,082,320 12,131,251
NJ
6.08%, 3/5/35(a)(b) 3,110,000 3,134,922
NRM FHT1 Excess Owner LLC
6.55%, 3/25/32(a)(c) 5,686,538 5,731,906
NYC Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.54%,
7.21%, 2/15/42(a)(b) 5,655,000 5,673,793
NYCT Trust
CME Term SOFR 1 Month + 1.99%,
5.66%, 8/15/29(a)(b) 5,919,078 5,937,190
Olympic Tower Mortgage Trust
3.57%, 5/10/39(a) 2,900,000 2,780,571
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.17%, 12/15/39(a)(b) 3,847,000 3,851,805
CME Term SOFR 1 Month + 1.89%,
5.56%, 12/15/39(a)(b) 6,260,000 6,273,649
CME Term SOFR 1 Month + 2.79%,
6.46%, 12/15/39(a)(b) 1,367,000 1,372,975
PENN Commercial Mortgage Trust
5.93%, 8/10/42(a)(b) 2,926,000 3,001,333
PNW Trust
CME Term SOFR 1 Month + 1.71%,
0.00%, 4/15/29(a)(b) 7,390,000 7,382,940
PRM5 Trust
5.25%, 3/10/33(a)(b) 1,150,000 1,141,593
PRMI Securitization Trust
SOFR30A + 1.50%,
5.17%, 12/25/55(a)(b) 13,420,596 13,443,844
Provident Funding Mortgage Trust
6.00%, 8/25/55(a)(b) 3,199,246 3,225,530

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (13.7%) (cont’d)
Radian Mortgage Capital Trust
6.00%, 12/25/55(a)(b) $ 2,259,113 $ 2,277,151
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
5.06%, 5/15/39(a)(b) 1,193,000 1,190,548
SG Commercial Mortgage Securities
Trust
3.73%, 3/15/37(a)(b) 1,900,000 1,761,114
SHR Trust
CME Term SOFR 1 Month + 1.95%,
5.62%, 10/15/41(a)(b) 3,475,000 3,476,150
SLG Office Trust
IO
0.26%, 7/15/41(a)(b) 34,800,000 375,892
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.26%, 6/15/39(a)(b) 3,350,000 3,349,814
CME Term SOFR 1 Month + 3.24%,
6.91%, 6/15/39(a)(b) 2,400,000 2,410,619
TYSN Mortgage Trust
6.58%, 12/10/33(a)(b) 1,127,000 1,172,117
Vantage Data Centers Germany
Borrower Lux SARL
4.29%, 6/28/50(a) EUR 5,327,000 6,088,474
Wells Fargo Commercial Mortgage
Trust
CME Term SOFR 1 Month + 1.54%,
5.21%, 8/15/42(a)(b) $ 5,600,000 5,594,688
677,181,307
Convertible Bonds ( 0 .0% ) (e)
Broadline Retail ( 0 .0% ) (e)
Alibaba Group Holding Ltd.,
0.50%, 6/1/31 164,000 227,755
Corporate Bonds ( 26 .8% )
Aerospace & Defense (0.3%)
Boeing Co. (The)
5.81%, 5/1/50(f) 8,609,000 8,327,831
5.93%, 5/1/60 3,762,000 3,614,205
11,942,036
Automobile Components (0.3%)
Aptiv Swiss Holdings Ltd.
3.10%, 12/1/51 16,262,000 10,042,279
Clarios Global LP
6.75%, 2/15/30(a) 5,103,000 5,221,415
15,263,694
Automobiles (0.5%)
Hyundai Capital America
4.55%, 1/8/31(a) 10,858,000 10,669,153
Stellantis Finance US, Inc.
6.45%, 3/18/35(a)(f) 13,710,000 13,512,965
24,182,118
Banks (4.8%)
AIB Group plc
5.32%, 5/15/31(a)(b) 7,215,000 7,347,792
Face
Amount Value
Akbank TAS
7.50%, 1/20/30(f) $ 440,000 $ 448,571
Banco Bradesco SA
6.50%, 1/22/30 700,000 724,010
Banco de Bogota SA
4.38%, 8/3/27(a) 420,000 418,586
Banco do Brasil SA
6.25%, 4/18/30 700,000 713,252
Banco Mercantil del Norte SA
8.38%, 5/20/31(a)(b)(f)(g) 391,000 402,241
Banco Santander SA
4.18%, 3/24/28(b) 6,000 5,975
5.54%, 3/14/30(b)(f) 8,225,000 8,423,820
Bangkok Bank PCL
3.73%, 9/25/34(b) 640,000 604,343
Bank of America Corp.
2.59%, 4/29/31(b) 16,249,000 15,015,621
4.46%, 2/6/32(b) 7,335,000 7,244,760
5.51%, 1/24/36(b) 4,075,000 4,157,048
5.87%, 9/15/34(b) 11,270,000 11,805,061
Bank of Nova Scotia (The)
8.00%, 1/27/84(b)(f) 13,076,000 13,700,248
Barclays plc
8.00%, 3/15/29(b)(g) 8,789,000 9,099,153
BBVA Mexico SA Institucion de Banca Multiple Grupo
Financiero
5.13%, 1/18/33(a)(b) 3,721,000 3,618,914
7.63%, 2/11/35(a)(b)(f) 5,357,000 5,544,495
8.13%, 1/8/39(a)(b) 3,908,000 4,118,219
8.45%, 6/29/38(a)(b) 1,557,000 1,675,254
BNP Paribas SA
7.75%, 8/16/29(a)(b)(g) 10,552,000 10,893,916
Canadian Imperial Bank of Commerce
7.00%, 10/28/85(b)(f) 10,611,000 10,731,530
Fidelity Bank plc
7.63%, 10/28/26 420,000 419,961
Grupo Aval Ltd.
4.38%, 2/4/30 640,000 598,706
Itau Unibanco Holding SA
6.00%, 2/27/30 780,000 800,830
JPMorgan Chase & Co.
4.35%, 1/22/32(b)(f) 12,223,000 12,053,086
4.90%, 1/22/37(b)(f) 7,495,000 7,336,748
5.58%, 4/22/30(b)(f) 11,360,000 11,710,002
KBC Group NV
4.45%, 9/23/31(a)(b)(f) 7,675,000 7,557,304
Nordea Kredit Realkreditaktieselskab
3.50%, 10/1/53 - 10/1/56 DKK 62,742,229 9,149,206
Pinnacle Financial Partners, Inc.
6.17%, 11/1/30(b) $ 14,164,000 14,444,848
PNC Financial Services Group, Inc. (The)
5.58%, 1/29/36(b) 5,664,000 5,784,410
6.88%, 10/20/34(b)(f) 2,206,000 2,437,848
Riyad Sukuk Ltd.
6.21%, 7/14/35(b) 278,000 276,411
Royal Bank of Canada
4.97%, 5/2/31(b)(f) 5,038,000 5,093,761

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (26.8%) (cont’d)
Santander UK Group Holdings plc
3.82%, 11/3/28(b) $ 9,015,000 $ 8,902,094
Saudi Awwal Bank
5.95%, 9/4/35(b) 493,000 482,853
Toronto-Dominion Bank (The)
8.13%, 10/31/82(b) 15,825,000 16,335,689
Turkiye Is Bankasi A/S
7.75%, 6/12/29 640,000 656,570
UniCredit SpA
5.46%, 6/30/35(a)(b) 7,679,000 7,668,123
United Bank for Africa plc
6.75%, 11/19/26 420,000 419,349
Westpac Banking Corp.
3.02%, 11/18/36(b) 7,950,000 7,115,326
Yapi ve Kredi Bankasi A/S
7.25%, 3/3/30 430,000 432,298
236,368,232
Beverages (0.0%)(e)
Central American Bottling Corp.
5.25%, 4/27/29 610,000 594,032
Coca-Cola Icecek A/S
4.50%, 1/20/29 610,000 585,201
1,179,233
Building Products (0.4%)
Masterbrand, Inc.
7.00%, 7/15/32(a)(f) 9,271,000 9,065,771
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a) 11,831,000 11,749,168
20,814,939
Capital Markets (3.3%)
Blue Owl Credit Income Corp.
6.60%, 9/15/29 1,986,000 1,979,432
6.65%, 3/15/31 1,194,000 1,178,480
Brookfield Asset Management Ltd.
5.30%, 1/15/36 5,975,000 5,841,493
5.80%, 4/24/35 4,780,000 4,873,137
6.08%, 9/15/55(f) 10,345,000 10,230,564
Brookfield Finance, Inc.
6.30%, 1/15/55(b) 9,534,000 9,136,547
Charles Schwab Corp. (The)
4.34%, 11/14/31(b)(f) 8,956,000 8,860,457
CI Financial Corp.
7.50%, 5/30/29(a) 22,251,000 23,361,981
Citadel LP
6.38%, 1/23/32(a)(f) 9,351,000 9,697,377
Citadel Securities Global Holdings LLC
5.13%, 1/27/32(a) 2,970,000 2,947,920
6.20%, 6/18/35(a) 7,841,000 8,027,034
Focus Financial Partners LLC
6.75%, 9/15/31(a) 5,800,000 5,765,759
HAT Holdings I LLC
3.75%, 9/15/30(a) 4,798,000 4,418,671
Jefferies Financial Group, Inc.
5.50%, 2/15/36 9,589,000 9,209,108
6.20%, 4/14/34(f) 6,624,000 6,758,858
Face
Amount Value
LPL Holdings, Inc.
4.00%, 3/15/29(a) $ 4,285,000 $ 4,164,045
4.38%, 5/15/31(a)(f) 7,086,000 6,786,895
5.75%, 6/15/35(f) 4,467,000 4,451,445
Marex Group plc
6.40%, 11/4/29(f) 8,735,000 8,999,809
Nuveen LLC
5.85%, 4/15/34(a) 4,012,000 4,146,631
Oaktree Strategic Credit Fund
6.19%, 7/15/30(f) 10,088,000 9,903,841
Raymond James Financial, Inc.
4.90%, 9/11/35(f) 4,901,000 4,774,651
5.65%, 9/11/55(f) 9,551,000 9,049,608
164,563,743
Chemicals (0.3%)
Braskem Netherlands Finance BV
4.50%, 1/31/30 1,191,000 555,124
8.00%, 10/15/34 213,000 99,181
Celanese US Holdings LLC
1.40%, 8/5/26(f) 1,717,000 1,693,493
7.20%, 11/15/33(c)(f) 4,204,000 4,488,531
Cerdia Finanz GmbH
9.38%, 10/3/31(a)(f) 7,314,000 7,281,306
Orbia Advance Corp. SAB de CV
7.50%, 5/13/35 410,000 391,280
Sasol Financing USA LLC
8.75%, 5/3/29 - 4/10/33 1,047,000 1,073,501
15,582,416
Commercial Services & Supplies (0.4%)
Allied Universal Holdco LLC
7.88%, 2/15/31(a) 9,448,000 9,749,250
Reworld Holding Corp.
4.88%, 12/1/29(a)(f) 9,789,000 9,186,104
18,935,354
Construction & Engineering (0.1%)
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 6/30/34 660,000 673,032
Artera Services LLC
8.50%, 2/15/31(a) 4,903,900 4,203,263
HTA Group Ltd.
7.50%, 6/4/29 650,000 662,265
5,538,560
Construction Materials (0.0%)(e)
Cemex SAB de CV
3.88%, 7/11/31 400,000 373,639
Consumer Finance (0.7%)
Ally Financial, Inc.
5.55%, 7/31/33(b) 5,118,000 5,030,267
8.00%, 11/1/31 3,688,000 4,095,858
Azorra Finance Ltd.
7.75%, 4/15/30(a) 5,079,000 5,235,514
Ford Motor Credit Co. LLC
5.30%, 9/6/29 280,839 279,469
6.05%, 11/5/31 2,236,000 2,246,972
7.35%, 3/6/30 9,622,000 10,154,719

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (26.8%) (cont’d)
Stellantis Financial Services US Corp.
5.40%, 9/15/30(a)(f) $ 7,743,000 $ 7,606,910
34,649,709
Containers & Packaging (0.1%)
Klabin Austria GmbH
5.75%, 4/3/29 700,000 704,312
Toucan FinCo Ltd.
9.50%, 5/15/30(a)(f) 6,787,000 6,001,908
6,706,220
Diversified Consumer Services (0.2%)
Wand NewCo 3, Inc.
7.63%, 1/30/32(a) 8,032,000 8,216,993
Diversified Telecommunication Services (0.4%)
Sable International Finance Ltd.
7.13%, 10/15/32 420,000 415,281
TELUS Corp.
6.38%, 6/9/56(b) 20,335,000 20,137,899
Turk Telekomunikasyon A/S
7.38%, 5/20/29 430,000 434,823
20,988,003
Electric Utilities (1.3%)
AES Panama Generation Holdings SRL
4.38%, 5/31/30 364,069 337,304
Alpha Generation LLC
6.75%, 10/15/32(a)(f) 8,434,000 8,563,569
American Electric Power Co., Inc.
5.80%, 3/15/56(b)(f) 8,642,000 8,542,660
Axia Energia
6.50%, 1/11/35 700,000 706,650
California Buyer Ltd.
6.38%, 2/15/32(a)(f) 9,965,000 9,742,525
Enel Chile SA
4.88%, 6/12/28 633,000 637,027
Interchile SA
4.50%, 6/30/56 700,000 575,660
Minejesa Capital BV
4.63%, 8/10/30 551,001 545,502
Mong Duong Finance Holdings BV
5.13%, 5/7/29 359,216 353,679
Pampa Energia SA
7.95%, 9/10/31 700,000 730,555
Vistra Operations Co. LLC
5.70%, 12/30/34(a) 10,909,000 10,983,105
VoltaGrid LLC
7.38%, 11/1/30(a) 10,913,000 11,276,065
XPLR Infrastructure Operating Partners LP
8.38%, 1/15/31(a)(f) 1,664,000 1,752,602
8.63%, 3/15/33(a)(f) 8,221,000 8,690,370
63,437,273
Electronic Equipment, Instruments & Components (0.2%)
TD SYNNEX Corp.
5.30%, 10/10/35 11,014,000 10,676,593
Face
Amount Value
Energy Equipment & Services (0.0%)(e)
Yinson Boronia Production BV
8.95%, 7/31/42(a)(f) $ 1,068,606 $ 1,166,426
Financial Services (3.5%)
Apollo Global Management, Inc.
5.15%, 8/12/35(f) 3,180,000 3,080,994
Enact Holdings, Inc.
6.25%, 5/28/29 8,822,000 9,083,362
Essent Group Ltd.
6.25%, 7/1/29 7,125,000 7,374,353
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34 20,535,000 20,684,176
8.00%, 6/1/56(b)(f) 7,218,000 7,471,077
Jyske Realkredit A/S
3.50%, 10/1/56 DKK 27,599,511 4,025,681
Midcap Financial Issuer Trust
5.37%, 4/15/29(a) $ 8,255,000 8,155,147
Nykredit Realkredit A/S
3.50%, 4/1/53 - 10/1/56 DKK 405,207,352 59,425,706
Realkredit Danmark A/S
3.50%, 10/1/56 104,451,332 15,177,965
Rocket Cos., Inc.
6.38%, 8/1/33(a) $ 8,024,000 8,120,240
Rocket Mortgage LLC
3.63%, 3/1/29(a) 2,246,000 2,128,236
3.88%, 3/1/31(a) 8,930,000 8,244,740
Shift4 Payments LLC
6.75%, 8/15/32(a) 9,770,000 9,618,956
UWM Holdings LLC
6.25%, 3/15/31(a) 11,864,000 10,814,339
173,404,972
Food Products (0.0%)(e)
Amaggi Luxembourg International SARL
5.25%, 1/28/28 700,000 689,441
JBS NV
5.75%, 4/1/33 650,000 671,362
Ulker Biskuvi Sanayi A/S
7.88%, 7/8/31 440,000 444,685
1,805,488
Ground Transportation (0.2%)
NESCO Holdings II, Inc.
5.50%, 4/15/29(a)(f) 9,275,000 9,079,327
Rumo Luxembourg SARL
4.20%, 1/18/32 700,000 615,563
9,694,890
Health Care Providers & Services (1.0%)
Centene Corp.
2.50%, 3/1/31 9,991,000 8,389,875
3.38%, 2/15/30 17,194,000 15,542,652
Global Medical Response, Inc.
7.38%, 10/1/32(a) 9,387,000 9,755,862
LifePoint Health, Inc.
9.88%, 8/15/30(a) 5,865,000 6,209,639
Rede D'or Finance SARL
4.50%, 1/22/30 760,000 726,211

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (26.8%) (cont’d)
US Acute Care Solutions LLC
9.75%, 5/15/29(a)(f) $ 7,805,000 $ 7,549,764
48,174,003
Health Care REITs (0.2%)
CTR Partnership LP
3.88%, 6/30/28(a)(f) 10,350,000 10,063,615
Hotels, Restaurants & Leisure (0.6%)
Las Vegas Sands Corp.
6.00%, 6/14/30 17,238,000 17,738,640
MGM China Holdings Ltd.
4.75%, 2/1/27 420,000 415,382
Sands China Ltd.
5.40%, 8/8/28(c) 639,000 644,187
Voyager Parent LLC
9.25%, 7/1/32(a)(f) 9,380,000 9,744,310
28,542,519
Independent Power and Renewable Electricity Producers
(0.0%)(e)
AES Andes SA
6.25%, 3/14/32 700,000 718,859
Cikarang Listrindo Tbk. PT
5.65%, 3/12/35(f) 430,000 426,089
Cometa Energia SA de CV
6.38%, 4/24/35 470,400 478,565
1,623,513
Insurance (2.8%)
American International Group, Inc.
5.45%, 5/7/35 913,000 931,697
American National Group, Inc.
6.00%, 7/15/35(f) 20,152,000 19,660,358
6.14%, 6/13/32(a)(f) 3,435,000 3,512,798
7.00%, 12/1/55(b)(f) 5,705,000 5,414,827
Asurion LLC
8.00%, 12/31/32(a) 9,300,000 9,656,078
Athene Holding Ltd.
6.63%, 5/19/55 13,363,000 12,887,314
Belrose Funding Trust II
6.79%, 5/15/55(a) 15,975,000 16,048,561
Fortitude Group Holdings LLC
6.25%, 4/1/30(a) 5,120,000 5,216,818
Global Atlantic Fin Co.
6.75%, 3/15/54(a) 11,550,000 10,769,911
7.95%, 6/15/33 - 10/15/54(a) 11,072,000 11,653,195
Intact Financial Corp.
5.46%, 9/22/32(a) 7,180,000 7,310,014
Liberty Mutual Group, Inc.
4.13%, 12/15/51(a)(b) 14,171,000 13,846,528
Marsh & McLennan Cos., Inc.
4.95%, 3/15/36 5,659,000 5,608,516
5.00%, 3/15/35 2,376,000 2,367,144
Panther Escrow Issuer LLC
7.13%, 6/1/31(a) 10,316,000 10,355,861
Face
Amount Value
Willis North America, Inc.
5.15%, 3/15/36 $ 4,568,000 $ 4,451,366
139,690,986
Life Sciences Tools & Services (0.0%)(e)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a) 1,151,000 1,092,046
Machinery (0.1%)
Calderys Financing LLC
11.25%, 6/1/28(a) 3,848,000 3,983,007
Marine Transportation (0.0%)(e)
MV24 Capital BV
6.75%, 6/1/34 485,821 485,195
Media (0.7%)
Charter Communications Operating LLC
3.90%, 6/1/52 299,000 190,527
4.40%, 12/1/61 4,403,000 2,830,435
4.80%, 3/1/50 10,100,000 7,472,561
5.38%, 5/1/47 8,835,000 7,116,428
6.55%, 6/1/34(f) 586,000 608,707
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30(a) 7,779,000 8,146,231
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) 6,749,000 6,678,259
7.38%, 9/1/31(a)(f) 499,000 509,732
Telecomunicaciones Digitales SA
4.50%, 1/30/30 600,000 565,575
34,118,455
Metals & Mining (0.5%)
Cleveland-Cliffs, Inc.
7.38%, 5/1/33(a)(f) 9,830,000 9,624,455
CSN Inova Ventures
6.75%, 1/28/28(f) 400,000 293,952
First Quantum Minerals Ltd.
7.25%, 2/15/34(a) 660,000 672,442
8.00%, 3/1/33(a)(f) 9,026,000 9,419,561
JSW Steel Ltd.
5.05%, 4/5/32 634,000 607,755
Nexa Resources SA
6.75%, 4/9/34(a) 700,000 734,127
Samarco Mineracao SA
9.50,
9.50%, 6/30/31(h) 1,851,000 1,821,854
WE Soda Investments Holding plc
9.50%, 10/6/28 200,000 199,890
23,374,036
Multi-Utilities (0.1%)
Dominion Energy, Inc.
6.00%, 2/15/56(b) 3,890,000 3,867,854
Oil, Gas & Consumable Fuels (0.6%)
Azule Energy Finance plc
8.13%, 1/23/30 1,114,000 1,129,347
Petrobras Global Finance BV
6.00%, 1/13/35 700,000 694,313
6.50%, 7/3/33 1,911,000 1,959,205

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (26.8%) (cont’d)
Puma International Financing SA
7.75%, 4/25/29 $ 650,000 $ 664,220
Raizen Fuels Finance SA
5.70%, 1/17/35(a) 5,124,000 2,809,233
6.45%, 3/5/34(a) 2,593,000 1,427,770
6.70%, 2/25/37 697,000 376,816
Sunoco LP
7.88%, 9/18/30(a)(b)(g) 9,445,000 9,650,769
Tecpetrol SA
7.63%, 1/22/33 700,000 710,255
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 5,042,000 4,831,745
5.00%, 1/31/28(a) 2,360,000 2,335,208
Tullow Oil plc
10.25%, 5/15/26 200,000 187,917
Vista Energy Argentina SAU
8.50%, 6/10/33(a) 1,060,000 1,109,502
27,886,300
Passenger Airlines (0.6%)
A/S Mileage Plan IP Ltd.
5.02%, 10/20/29(a) 5,063,000 5,013,714
American Airlines, Inc.
5.50%, 4/20/26(a) 403,083 403,640
Avianca Midco 2 plc
9.63%, 2/14/30(a) 846,000 791,974
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 19,438,850 19,417,740
Gol Finance, Inc.
14.38%, 6/6/30(a) 1,127,000 1,001,621
26,628,689
Real Estate Management & Development (0.0%)(e)
Longfor Group Holdings Ltd.
3.95%, 9/16/29 480,000 380,612
Semiconductors & Semiconductor Equipment (0.1%)
Qorvo, Inc.
3.38%, 4/1/31(a) 5,242,000 4,744,725
Software (0.8%)
Cloud Software Group, Inc.
6.50%, 3/31/29(a) 11,409,000 11,141,519
Oracle Corp.
3.60%, 4/1/50 14,643,000 8,847,038
3.95%, 3/25/51(f) 5,791,000 3,671,913
6.00%, 8/3/55(f) 7,234,000 6,070,657
6.55%, 2/4/46 3,895,000 3,636,371
6.70%, 2/4/56 4,830,000 4,486,235
37,853,733
Specialized REITs (0.2%)
EPR Properties
3.60%, 11/15/31(f) 4,414,000 4,008,801
4.75%, 11/15/30 4,678,000 4,567,919
4.95%, 4/15/28(f) 1,641,000 1,639,126
10,215,846
Face
Amount Value
Specialty Retail (0.5%)
Asbury Automotive Group, Inc.
5.00%, 2/15/32(a)(f) $ 6,877,000 $ 6,518,757
PetSmart LLC
7.50%, 9/15/32(a)(f) 9,733,000 9,787,651
Sonic Automotive, Inc.
4.88%, 11/15/31(a)(f) 10,230,000 9,718,955
26,025,363
Technology Hardware, Storage & Peripherals (0.2%)
Seagate Data Storage Technology Pte. Ltd.
9.63%, 12/1/32(a) 9,516,500 10,585,041
Textiles, Apparel & Luxury Goods (0.1%)
Beach Acquisition Bidco LLC
10.75% PIK,
10.00%, 7/15/33(a)(f)(h) 6,266,318 6,536,070
Trading Companies & Distributors (0.2%)
Herc Holdings, Inc.
6.00%, 3/15/34(a)(f) 8,028,000 7,769,368
Transportation Infrastructure (0.1%)
Mersin Uluslararasi Liman Isletmeciligi A/S
8.25%, 11/15/28 430,000 438,658
Seaspan Corp.
5.50%, 8/1/29(a) 6,104,000 5,724,989
6,163,647
Wireless Telecommunication Services (0.4%)
Bharti Airtel Ltd.
3.25%, 6/3/31(a) 390,000 366,577
Digicel International Finance Ltd.
8.63%, 8/1/32(a) 577,000 587,545
Millicom International Cellular SA
4.50%, 4/27/31 623,000 568,366
Turkcell Iletisim Hizmetleri A/S
5.80%, 4/11/28 420,000 417,413
Veon Midco BV
3.38%, 11/25/27 624,000 592,391
Vmed O2 UK Financing I plc
4.75%, 7/15/31(a) 5,134,000 4,422,588
Zegona Finance plc
8.63%, 7/15/29(a) 9,500,000 9,980,586
16,935,466
1,322,230,620
Sovereign ( 1 .2% )
Angola Government Bond
9.38%, 3/31/33 640,000 633,939
9.38%, 5/8/48 572,000 508,481
9.88%, 10/15/35(f) 1,596,000 1,603,443
9.88%, 3/31/37 640,000 634,076
Colombia Government Bond
7.00%, 6/30/32 COP 115,000,000 23,058
11.75%, 1/24/35 2,875,000,000 726,492
12.50%, 2/27/30 850,000,000 221,031
13.25%, 2/9/33 3,554,800,000 959,060
Colombian TES
7.00%, 3/26/31 1,442,500,000 302,919

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Sovereign (1.2%) (continued)
Ecopetrol SA
8.88%, 1/13/33 $ 550,000 $ 579,366
Egypt Government Bond
19.48%, 1/6/31 EGP 130,000,000 2,293,180
21.17%, 1/20/29 128,745,000 2,350,447
25.32%, 8/13/27 575,000 10,568
Egypt Treasury Bill
20.52%, 5/5/26 186,925,000 3,360,879
21.28%, 5/12/26 1,775,000 31,762
22.16%, 7/14/26 2,825,000 48,661
22.21%, 5/26/26 1,125,000 19,942
22.29%, 7/21/26 186,125,000 3,191,879
22.51%, 6/2/26 9,175,000 161,879
22.57%, 8/4/26 1,450,000 24,644
23.17%, 9/15/26 10,925,000 180,803
23.32%, 9/29/26 2,525,000 41,422
23.65%, 1/19/27 2,100,000 32,278
23.87%, 1/5/27 1,450,000 22,426
Ethiopia Government Bond
6.63%, 12/11/24 $ 1,850,000 1,895,140
Gabon Government Bond
9.50%, 2/18/29 507,000 476,860
Ghana Government Bond
0.00%, 7/3/26(i) 25,657 25,223
5.00%, 7/3/29(c) 214,375 204,932
Government of Turkiye
41.78%, 5/20/26(b) TRY 60,000,000 1,352,820
Hungary Government Bond
3.00%, 10/27/38 HUF 618,040,000 1,248,604
3.00%, 4/25/41 1,044,070,000 1,976,163
4.00%, 4/28/51 8,350,000 16,054
6.25%, 9/23/37 16,710,000 46,788
7.00%, 10/24/35 146,970,000 437,484
Kenya Government Bond
7.88%, 10/9/33 $ 452,000 419,992
7.88%, 2/26/34(f) 300,000 273,079
8.70%, 2/26/39(f) 500,000 453,792
Lebanon Government Bond
7.00%, 3/20/28(j) 7,000,000 1,698,550
Mexican Bonos
8.50%, 11/18/38 MXN 66,405,400 3,409,575
Montenegro Government Bond
4.88%, 4/1/32(a) EUR 1,085,000 1,246,434
OCP SA
6.75%, 5/2/34 $ 670,000 697,682
Petroleos de Venezuela SA
9.00%, 11/17/21(j) 62,000 23,870
12.75%, 2/17/22(j) 3,485,000 1,587,417
Poland Government Bond
2.00%, 8/25/36 PLN 4,750,000 1,253,623
Province of Santa Fe
8.10%, 12/11/34 $ 192,000 183,465
Republic of Srpska International
Government Bond
6.25%, 4/2/31 EUR 200,000 232,354
Romania Government Bond
3.75%, 2/7/34(f) 7,301,000 7,336,961
Face
Amount Value
Sovereign (1.2%) (continued)
4.63%, 4/3/49 EUR 959,000 $ 836,967
6.70%, 2/25/32 RON 1,000,000 221,211
6.75%, 4/25/35 130,000 28,812
7.10%, 7/31/34 1,945,000 439,204
7.20%, 10/30/33 1,240,000 280,942
8.25%, 9/29/32 290,000 69,143
Romanian Government Bond
2.00%, 4/14/33(f) EUR 4,047,000 3,692,655
7.25%, 7/30/40 RON 310,000 71,669
South Africa Government Bond
8.75%, 1/31/44 ZAR 27,000,000 1,446,925
Suriname Government Bond
7.70%, 11/6/30(a) $ 400,000 405,500
8.50%, 11/6/35(a) 400,000 412,742
Ukraine Government Bond
4.50%, 2/1/35(c) 2,148,000 1,131,553
Venezuela Government Bond
6.00%, 12/9/20(j) 12,000 4,620
7.00%, 12/1/18(j) 38,000 14,820
7.75%, 10/13/19(j) 404,000 166,650
8.25%, 10/13/24(j) 62,900 27,141
9.00%, 5/7/23(j) 194,000 87,785
9.25%, 5/7/28(j) 133,300 61,318
11.75%, 10/21/26(j) 21,000 10,867
11.95%, 8/5/31(j) 97,500 50,212
12.75%, 8/23/22(j) 304,600 154,584
13.63%, 8/15/18(j) 2,800,000 1,435,000
YPF SA
8.25%, 1/17/34 108,385 110,676
9.50%, 1/17/31 700,000 737,275
Zambia Government Bond
0.50%, 12/31/53 625,000 412,920
56,770,688
Supranational ( 0 .0% )
African Export-Import Bank (The)
3.99%, 9/21/29 590,000 550,202
U.S. Government and Agency Securities ( 31 .1% )
U.S. Treasury Bonds
1.13%, 5/15/40 50,143,000 31,603,801
1.13%, 8/15/40 1,465,000 913,794
1.25%, 5/15/50 5,308,000 2,520,678
1.38%, 8/15/50 15,000 7,338
2.50%, 5/15/46 325,000 223,387
2.88%, 8/15/45 398,894,000 296,287,868
3.00%, 5/15/45 107,260,000 81,660,054
3.00%, 11/15/45 189,000 142,924
3.38%, 11/15/48 50,694,000 39,741,323
4.50%, 2/15/36(f) 5,291,000 5,398,680
U.S. Treasury Notes
1.13%, 2/15/31 10,109,000 8,864,329
1.25%, 8/15/31 33,776,000 29,322,449
1.38%, 12/31/28(f) 270,000 252,930
1.38%, 11/15/31 326,602,000 283,295,339
1.88%, 2/15/32 257,657,000 228,534,715
2.75%, 8/15/32 36,801,000 34,045,238
3.38%, 5/15/33 1,118,000 1,065,201

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
U.S. Government and Agency Securities (31.1%)
(continued)
3.88%, 9/30/29 $ 122,387,000 $ 122,418,076
3.88%, 4/30/30 151,523,000 151,375,029
4.00%, 11/15/35 43,864,000 42,791,388
4.13%, 2/15/36(f) 9,691,000 9,540,335
4.25%, 5/15/35 167,805,000 167,388,765
1,537,393,641
Total Fixed Income Securities
(Cost $5,489,828,339)
5,436,435,449
–
Shares
Investment Companies ( 0 .8% )
Eaton Vance Floating-Rate ETF
(See Note G) 591,577 28,502,180
Eaton Vance High Yield ETF
(See Note G) 9,300 482,949
Eaton Vance Short Duration Income
ETF
(See Note G)(f) 235,000 11,970,900
Eaton Vance Ultra-Short Income ETF
(See Note G) 27,000 1,370,412
Total Investment Companies
(Cost $43,136,443)
42,326,441
Short-Term Investments ( 6 .2% )
Investment Company ( 4 .8% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.57% (See Note G)
(Cost $237,087,171)
237,087,171 237,087,171
Security held as Collateral on Loaned Securities ( 1 .1% )
Investment Company (1.1%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.57% (See Note G)
(Cost $54,680,441)
54,680,441 54,680,441
Face
Amount
U.S. Government and Agency Security ( 0 .3% )
U.S. Treasury Bill
3.62%, 6/16/26(k)
(Cost $14,277,412)
$ 14,387,800 14,278,646
Total Short-Term Investments
(Cost $306,045,024)
306,046,258
Total Investments ( 117 .1% )
( Cost $ 5,839,009,806 ) including
$ 167,346,652 of Securities Loaned (l) (m) 5,784,808,148
Liabilities in Excess of Other Assets (-17.1%)
(845,777,845)
Net Assets (100.0%) $4,939,030,303
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.
(d) Inverse floating rate security. Interest rate disclosed is that which was in effect at March 31, 2026.
(e) Amount is less than 0.05%.
(f) All or a portion of this security was on loan at March 31, 2026.
(g) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2026.
(h) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(i) Zero coupon bond.
(j) Non-income producing security; bond in default.
(k) All or a portion of the security pledged as collateral for TBA commitments.
(l) At March 31, 2026, the aggregate cost for federal income tax purposes is $5,839,009,806. The aggregate gross unrealized
appreciation is $9,167,239 and the aggregate gross unrealized depreciation is $63,368,897, resulting in net unrealized depreciation of $54,201,658.
(m) Securities are available for collateral in connection with open TBA
Commitments.
ARM Adjustable Rate Mortgage
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
DAC Designated Activity Company
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest Only
PIK Payment-in-Kind
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SONIA Sterling Over Night Index Average
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.
TBA To Be Announced; Security is subject to delayed delivery

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (2.3)%
Collateralized Mortgage Obligations — Agency Collateral Series - (2.3)%
UMBS, Single Family, 30 Year, 4.00%, TBA, 4/25/56 $ (24,080,000) $ (22,700,103)
UMBS, Single Family, 30 Year, 6.00%, TBA, 5/25/56 (90,000,000) (91,610,158)
Total Securities Sold Short (proceeds $114,622,122) $ (114,310,261)
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at March 31, 2026:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Barclays Bank plc TRY 262,630,933 $ 5,597,122 5/20/26 $ (22,224)
Barclays Bank plc $ 101,396 EUR 116,977 4/10/26 (266)
Barclays Bank plc $ 83,619 EUR 96,718 4/10/26 32
Barclays Bank plc $ 13,630,000 AUD 9,552,994 5/19/26 154,970
Barclays Bank plc HUF 3,156,872 EUR 1,240,500,000 6/17/26 49,032
Barclays Bank plc $ 24,080 EUR 27,823 4/10/26 (21)
Barclays Bank plc $ 743,000,000 COP 198,218 6/17/26 (457)
Barclays Bank plc $ 15,106,840 EUR 17,491,077 6/17/26 (31,595)
Barclays Bank plc KRW 2,500,000,000 $ 1,663,794 6/17/26 (27,771)
Barclays Bank plc $ 89,800,000 TRY 1,987,693 4/13/26 (6,499)
Barclays Bank plc $ 685,221 EUR 789,287 4/10/26 (3,025)
Barclays Bank plc $ 1,120,245 EUR 1,290,716 4/10/26 (4,609)
Barclays Bank plc $ 200,000 EUR 230,454 4/10/26 (804)
Barclays Bank plc $ 25,078,208 ZAR 1,450,159 6/17/26 (23,281)
Barclays Bank plc EUR 1,365,587 $ 1,566,044 4/10/26 12,967
Barclays Bank plc TWD 30,000,000 $ 936,008 6/17/26 7,317
Barclays Bank plc MYR 10,150,000 $ 2,594,912 6/16/26 (82,536)
Barclays Bank plc $ 6,338,437 EUR 7,308,231 6/17/26 (43,827)
Barclays Bank plc $ 237,894 EUR 275,367 4/10/26 293
Barclays Bank plc EUR 692,560,000 HUF 1,733,412 6/17/26 (61,060)
Barclays Bank plc $ 50,545,966 TRY 1,076,477 5/20/26 3,532
BNP Paribas SA KRW 4,928,520 $ 3,364 6/17/26 (139)
BNP Paribas SA $ 1,526,000,000 COP 403,808 6/17/26 (4,238)
BNP Paribas SA MXN 231,747,274 $ 12,982,233 6/17/26 (138,153)
BNP Paribas SA $ 6,777,373 GBP 9,061,387 6/17/26 92,929
Citibank N.A. EGP 159,321,765 $ 3,059,920 6/10/26 (287,579)
Citibank N.A. $ 7,567,227 EUR 8,723,353 6/17/26 (53,999)
Citibank N.A. BRL 71,159,259 $ 13,421,717 6/17/26 84,000
Goldman Sachs International EUR 266,862,800 HUF 679,021 6/17/26 (10,666)
Goldman Sachs International $ 38,974,000 EGP 796,526 4/6/26 85,155
Goldman Sachs International $ 15,998,000 MXN 878,251 6/17/26 (8,403)
Goldman Sachs International $ 1,062,082 EUR 1,237,886 4/10/26 9,815
Goldman Sachs International BRL 5,904,937 $ 1,121,599 6/2/26 3,181
Goldman Sachs International $ 2,216,116 EUR 2,582,946 4/10/26 20,479
Goldman Sachs International $ 946,259 EUR 1,102,891 4/10/26 8,744
Goldman Sachs International BRL 8,750,000 $ 1,647,276 6/2/26 19,435
Goldman Sachs International HUF 970,616 EUR 380,000,000 6/17/26 10,871
Goldman Sachs International $ 2,275,437 EUR 2,652,085 4/10/26 21,027
Goldman Sachs International EUR 9,335,831 HUF 23,852 6/17/26 (260)
Goldman Sachs International $ 103,026,000 TRY 2,297,277 4/6/26 (11,049)
Goldman Sachs International $ 541,000,000 COP 145,438 6/17/26 777
Goldman Sachs International AUD 13,630,000 $ 9,653,510 5/19/26 (255,485)
Goldman Sachs International EUR 4,713,530 PLN 1,095,843 6/17/26 1,695
Goldman Sachs International $ 600,000 INR 6,430 6/17/26 153

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Foreign Currency Forward Exchange Contracts: (continued)
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
Goldman Sachs International EUR 32,739,926 HUF 82,779 6/17/26 $ (1,919)
Goldman Sachs International TWD 114,500,000 $ 3,587,655 6/17/26 12,702
Goldman Sachs International $ 2,096,708,559 COP 546,488 6/17/26 (14,164)
Goldman Sachs International $ 47,938,586 MXN 2,649,987 6/17/26 (6,903)
Goldman Sachs International $ 676,000,000 COP 178,669 6/17/26 (2,091)
Goldman Sachs International EGP 38,974,000 $ 709,909 4/6/26 1,461
Goldman Sachs International $ 1,097,462,078 COP 292,208 6/17/26 (1,249)
Goldman Sachs International EUR 242,200,000 HUF 611,105 6/17/26 (15,669)
Goldman Sachs International EUR 3,705,317 HUF 9,458 6/17/26 (114)
Goldman Sachs International $ 200,000 EUR 231,107 4/10/26 (151)
Goldman Sachs International $ 6,358,707 EUR 7,346,144 6/17/26 (29,425)
Goldman Sachs International $ 671,038,908 COP 177,546 6/17/26 (1,887)
Goldman Sachs International EUR 35,711,475 HUF 90,907 6/17/26 (1,380)
Goldman Sachs International $ 38,974,000 EGP 648,486 9/15/26 (3,496)
JPMorgan Chase Bank NA EUR 4,196,881 $ 4,891,380 6/17/26 (23,348)
JPMorgan Chase Bank NA $ 68,335,395 TRY 1,444,616 5/20/26 (5,947)
JPMorgan Chase Bank NA $ 579,778,850 DKK 90,115,088 6/17/26 53,158
JPMorgan Chase Bank NA TRY 51,536,000 $ 1,141,591 4/6/26 13,087
JPMorgan Chase Bank NA TRY 51,893,000 $ 1,141,572 4/13/26 10,818
JPMorgan Chase Bank NA $ 143,749,572 TRY 3,059,738 5/20/26 8,349
JPMorgan Chase Bank NA TRY 51,490,000 $ 1,141,584 4/6/26 12,064
UBS AG $ 32,406,332 TRY 724,690 4/3/26 (3,733)
UBS AG $ 1,039,980 HUF 3,090 6/17/26 (21)
$ (491,400)
Futures Contracts:
The Fund had the following futures contracts open at March 31, 2026:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Long:
U.S. Treasury 5 Year Notes 2,362 Jun-26 $ 236,200,000 $ 255,520,423 $ (2,758,933)
U.S. Treasury 10 Year Notes 2,172 Jun-26 217,200,000 241,193,813 (3,719,198)
U.S. Treasury 10 Year Ultra Bonds 1,828 Jun-26 182,800,000 207,506,563 (3,018,855)
U.S. Treasury Long Bonds 232 Jun-26 23,200,000 26,419,000 108,318
U.S. Treasury Ultra Bonds 66 Jun-26 6,600,000 7,693,125 3,684
Short:
Euro-Bobl 11 Jun-26 EUR (1,100,000) (1,467,617) 18,267
Euro-Bund 638 Jun-26 (63,800,000) (92,466,636) 1,218,235
U.S. Treasury 2 Year Notes 150 Jun-26 $ (30,000,000) (31,116,797) 52,515
$ (8,095,967)

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Centrally Cleared Credit Default Swap Agreements
The Fund had the following centrally cleared credit default swap agreements open at March 31, 2026:
Swap
Counterparty
And Reference
Obligation
Credit
Rating of
Reference
Obligation
Buy/Sell
Protection
Pay/Receive
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) Value
Upfront
Payment
Received
Unrealized
Appreciation
(Depreciation)
Bank of
America
Merrill Lynch
Saudi Arabia
Government
Bond NR Buy 1 .00 % Quarterly 12/20/30 $ 733 $ (6,115) $ (3,455) $ (2,660)
$(6,115) $(3,455) $(2,660)
Centrally Cleared Interest Rate Swap Agreements:
The Fund had the following centrally cleared interest rate swap agreements open at March 31, 2026:
Swap
Counterparty
Floating
Rate
Index
Pay /
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid/
Received
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Paid
Unrealized
Appreciation
(Depreciation)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .64%
Monthly/
Monthly 3/27/28 MXN 100,000 $ 9,277 $ – $ 9,277
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .63
Quarterly/
Quarterly 3/18/31 CNY 50,000 38,859 – 38,859
Bank of America
Merrill Lynch
1 Week China
Fixing Repo Rates Pay 1 .64
Quarterly/
Quarterly 6/17/31 30,000 5,818 – 5,818
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .83
Quarterly/
Quarterly 6/17/31 KRW 2,500,000 2,124 – 2,124
Bank of America
Merrill Lynch 6 Month WIBOR Receive 4 .95
Annual/
Semi-
Annual 6/17/36 PLN 235 – – –
Bank of America
Merrill Lynch 6 Month WIBOR Receive 4 .91
Annual/
Semi-
Annual 6/17/36 833 (241) – (241)
Bank of America
Merrill Lynch 1 Day BRL CDI Receive 13 .64
At Maturity/
At Maturity 1/02/29 BRL 17,000 810 – 810
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .56
Monthly/
Monthly 6/14/28 MXN 5,500 (1,020) – (1,020)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .08
Monthly/
Monthly 3/10/28 5,000 (2,310) – (2,310)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .47
Quarterly/
Quarterly 3/18/31 KRW 381,800 (3,090) – (3,090)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 382,000 (3,427) – (3,427)
Bank of America
Merrill Lynch 1 Day BRL CDI Receive 13 .82
At Maturity/
At Maturity 1/02/29 BRL 4,600 (3,821) – (3,821)
Bank of America
Merrill Lynch 6 Month WIBOR Receive 4 .70
Annual/
Semi-
Annual 6/17/31 PLN 4,400 (4,247) – (4,247)
Bank of America
Merrill Lynch 1 Day MIBOR Pay 6 .28
Semi-
Annual/
Semi-
Annual 3/18/31 INR 23,000 (5,007) – (5,007)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .47
Quarterly/
Quarterly 3/18/31 KRW 624,200 (5,139) – (5,139)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 831,000 (7,646) – (7,646)

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Centrally Cleared Interest Rate Swap Agreements: (continued)
Swap
Counterparty
Floating
Rate
Index
Pay/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid/
Received
Maturity
Date
Notional Amount
(000) Value
Upfront
Payment
Paid
Unrealized
Appreciation
(Depreciation)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .41%
Quarterly/
Quarterly 3/18/31 KRW 764,000 $ (7,856) $ – $ (7,856)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .45
Quarterly/
Quarterly 3/18/31 917,000 (8,190) – (8,190)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .44
Quarterly/
Quarterly 3/18/31 917,000 (8,514) – (8,514)
Bank of America
Merrill Lynch 1 Day MIBOR Pay 6 .70
Semi-
Annual/
Semi-
Annual 6/17/31 INR 180,000 (12,342) – (12,342)
Bank of America
Merrill Lynch 1 Day BRL CDI Pay 12 .90
At Maturity/
At Maturity 1/02/29 BRL 6,460 86,418 – 86,418
Bank of America
Merrill Lynch 1 Day BRL CDI Pay 12 .62
At Maturity/
At Maturity 1/02/29 6,000 (33,857) – (33,857)
Bank of America
Merrill Lynch 3 month CD KSDA Pay 3 .38
Quarterly/
Quarterly 3/18/31 KRW 2,866,000 (32,382) – (32,382)
Bank of America
Merrill Lynch 1 Day BRL CDI Pay 12 .61
At Maturity/
At Maturity 1/02/29 BRL 9,300 (48,939) – (48,939)
Bank of America
Merrill Lynch 1 Day TIIEOIS Pay 7 .09
Monthly/
Monthly 1/26/28 MXN 215,000 (77,723) – (77,723)
Bank of America
Merrill Lynch 1 Day MIBOR Pay 6 .21
Semi-
Annual/
Semi-
Annual 3/18/31 INR 500,000 (125,503) – (125,503)
Bank of America
Merrill Lynch 3 Month JIBAR Pay 6 .60
Quarterly/
Quarterly 3/18/31 ZAR 65,000 (170,346) – (170,346)
$(418,294) $– $(418,294)
CDI Interbank Deposit
JIBAR Johannesburg Interbank Agreed Rate.
KSDA           Korea Securities Dealers Association
MIBOR Mumbai Interbank Offered Rate.
TIIE Interbank Equilibrium Interest Rate.
WIBOR Warsaw Interbank Offered Rate.
AUD Australian Dollar
BRL Brazilian Real
CNY Chinese yuan
DKK Denmark Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
INR Indian Rupee
KRW Korea (Rep.) Won
MXN Mexican Peso
MYR Malaysian Ringgit
PLN Polish Zloty
TRY Turkish Lira
TWD Taiwan Dollar
ZAR South African Rand

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Portfolio Composition*
Classification
Percentage of Total
Investments
U.S. Government and Agency Securities 27 .1%
Corporate Bonds 23 .1
Collateralized Mortgage Obligations — Agency
Collateral Series 22 .4
Commercial Mortgage-Backed Securities 11 .8
Asset-Backed Securities 9 .8
Other** 5 .8
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31, 2026.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 863,383,974 and net unrealized depreciation of $ 8,095,967 . Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $ 491,400 . Also does not include open swap agreements with net unrealized depreciation of $ 420,954 .

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Fixed Income Securities (98.0%)
Asset-Backed Securities ( 15 .6% )
Acacia LLC,
2025-1
5.24%, 11/15/37(a) $ 513,914 $ 513,542
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) 54,191 54,579
ACM Auto Trust,
2024-2A
6.06%, 2/20/29(a) 3,405 3,406
2025-1A
5.38%, 6/20/29(a) 117,134 117,132
2025-2A
5.55%, 6/20/28(a) 374,456 374,992
Alaska Airlines Pass-Through Trust,
2020-1
4.80%, 8/15/27(a) 386,259 386,582
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) 726,688 737,550
2024-A
6.02%, 5/17/32(a) 103,517 105,129
2024-B
5.12%, 9/15/32(a) 127,559 128,433
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 132,203 132,369
AMCR ABS Trust,
2026-A
5.52%, 5/18/33(a) 600,000 600,760
Amur Equipment Finance
Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 18,444 18,554
Avtech Equipment Receivables
Funding LLC,
2026-1A
4.55%, 2/15/33(a) 382,584 382,139
BHG Securitization Trust,
2022-C
5.93%, 10/17/35(a) 26,922 26,954
Blue Owl Asset Leasing Trust LLC,
2024-1A
5.05%, 3/15/29(a) 31,267 31,374
Chase Auto Credit Linked Notes,
2025-1
4.75%, 2/25/33(a) 799,861 803,141
Chesapeake Funding II LLC,
2023-2A
6.16%, 10/15/35(a) 114,252 115,009
2024-1A
SOFR30A + 0.77%,
4.44%, 5/15/36(a)(b) 72,754 72,839
Clarus Capital Funding LLC,
2024-1A
4.71%, 8/20/32(a) 49,490 49,612
Face
Amount Value
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) $ 783,840 $ 776,686
2021-1A
2.05%, 11/20/51(a) 584,075 575,153
DLLMT LLC,
2024-1A
5.08%, 2/22/27(a) 10,972 10,979
Driven Brands Funding LLC,
2020-1A
3.79%, 7/20/50(a) 184,041 177,281
2020-2A
3.24%, 1/20/51(a) 1,292,848 1,214,074
Enterprise Fleet Financing LLC,
2024-2
5.74%, 12/20/26(a) 18,408 18,434
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 42,149 42,502
FIGRE Trust,
2025-FL1
5.27%, 7/25/55(a)(c) 625,371 626,552
2025-FL2
5.05%, 11/25/55(a)(c) 361,969 361,059
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 21,933 22,059
GS Mortgage-Backed Securities
Trust,
2025-HE1
SOFR30A + 1.55%,
5.21%, 10/25/55(a)(b) 481,978 482,915
J.P. Morgan Mortgage Trust,
2023-HE1
SOFR30A + 1.75%,
5.42%, 11/25/53(a)(b) 52,911 53,005
2023-HE2
SOFR30A + 1.70%,
5.37%, 3/20/54(a)(b) 357,070 357,996
2023-HE3
SOFR30A + 1.60%,
5.27%, 5/20/54(a)(b) 27,775 27,836
Lendbuzz Securitization Trust,
2023-2A
7.09%, 10/16/28(a) 87,883 88,835
2023-3A
7.50%, 12/15/28(a) 651,026 661,771
2024-1A
6.19%, 8/15/29(a) 157,214 157,947
2024-3A
4.97%, 10/15/29(a) 49,484 49,533
2025-1A
5.10%, 10/15/30(a) 115,885 116,184
2025-2A
5.18%, 5/15/30(a) 556,737 558,868
Marlette Funding Trust,
2024-1A
6.34%, 7/17/34(a) 700,000 705,622

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (15.6%) (cont’d)
Mercury Financial Credit Card
Master Trust,
2024-2A
6.56%, 7/20/29(a) $ 147,000 $ 147,258
MMP Capital LLC,
2025-A
5.36%, 12/15/31(a) 242,505 244,308
NMEF Funding LLC,
2025-A
4.72%, 7/15/32(a) 905,786 908,608
2025-B
4.64%, 1/18/33(a) 294,477 295,508
OBX Trust,
2025-HE1
SOFR30A + 1.60%,
5.26%, 2/25/55(a)(b) 1,317,323 1,322,379
Octane Receivables Trust,
2024-2A
5.80%, 7/20/32(a) 101,616 102,387
2024-3A
4.94%, 5/20/30(a) 95,987 96,304
2024-RVM1
5.01%, 1/22/46(a) 82,873 83,610
OneMain Financial Issuance Trust,
2021-1A
1.95%, 6/16/36(a) 295,000 280,831
2022-2A
5.24%, 10/14/34(a) 1,155,000 1,156,452
Oportun Funding Trust,
2024-3
5.48%, 8/15/29(a) 117,659 117,746
Oportun Issuance Trust,
2021-B
1.96%, 5/8/31(a) 186,053 183,182
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 76,004 75,972
Pagaya Ai Debt Grantor Trust,
2024-9
5.07%, 3/15/32(a) 51,665 51,763
Pagaya AI Debt Grantor Trust,
2025-1
5.16%, 7/15/32(a) 403,706 404,440
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 112,114 112,789
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
5.04%, 7/25/51(a)(b) 584,907 584,021
RCKT Trust,
2025-1A
4.90%, 7/25/34(a) 963,960 966,073
2025-1A
4.99%, 7/25/34(a) 1,100,000 1,103,139
Face
Amount Value
RCKTL,
2025-2A
4.48%, 11/27/34(a) $ 315,074 $ 315,153
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 24,976 25,028
2025-1A
4.96%, 8/16/32(a) 242,420 242,846
2026-1A
4.32%, 2/15/33(a) 380,874 380,973
Research-Driven Pagaya Motor Asset
Trust,
2025-1A
5.04%, 6/27/33(a) 712,434 714,071
2025-4A
5.12%, 4/25/34(a) 430,000 431,431
Saluda Grade Alternative Mortgage
Trust,
2025-LOC5
CME Term SOFR 1 Month + 1.60%,
5.28%, 10/25/55(a)(b) 675,671 679,334
Santander Bank Auto Credit-Linked
Notes,
2025-A
4.48%, 1/16/34(a) 368,275 368,182
SERVPRO Master Issuer LLC,
2021-1A
2.39%, 4/25/51(a) 685,800 652,439
SoFi Consumer Loan Program Trust,
2025-1
4.80%, 2/27/34(a) 284,092 284,747
2025-2
4.82%, 6/25/34(a) 342,956 344,149
STAR Trust,
2025-SFR5
CME Term SOFR 1 Month + 1.45%,
5.13%, 2/17/42(a)(b) 424,440 424,544
Taco Bell Funding LLC,
2018-1A
4.94%, 11/25/48(a) 352,425 351,566
2021-1A
1.95%, 8/25/51(a) 594,413 581,289
Theorem Funding Trust,
2022-2A
9.27%, 12/15/28(a) 47,768 47,829
2022-3A
8.95%, 4/15/29(a) 152,865 153,033
Tricon Residential Trust,
2025-SFR1
CME Term SOFR 1 Month + 1.35%,
5.03%, 3/17/42(a)(b) 350,000 349,719
2025-SFR1
CME Term SOFR 1 Month + 1.60%,
5.28%, 3/17/42(a)(b) 280,000 279,837
Truist Bank Auto Credit-Linked
Notes,
2025-1
4.73%, 9/26/33(a) 726,556 726,694

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Asset-Backed Securities (15.6%) (cont’d)
Vantage Data Centers Issuer LLC,
2021-1A
2.17%, 10/15/46(a) $ 575,000 $ 565,352
Vantage Data Centers LLC,
2020-2A
1.99%, 9/15/45(a) 255,000 243,621
Verdant Receivables LLC,
2025-1A
4.85%, 3/13/28(a) 855,492 858,479
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 57,792 58,061
29,054,534
Commercial Mortgage-Backed Securities ( 16 .8% )
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.17%, 11/15/42(a)(b) 460,000 460,143
BPR Trust
CME Term SOFR 1 Month + 3.00%,
6.67%, 5/15/39(a)(b) 200,000 200,408
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
4.66%, 12/25/41(a)(b) 52,182 52,344
SOFR30A + 1.00%,
4.66%, 7/25/45(a)(b) 556,572 556,917
EFMT
SOFR30A + 1.15%,
4.81%, 2/25/71(a)(b) 678,188 679,154
Extended Stay America Trust
CME Term SOFR 1 Month + 1.20%,
4.87%, 2/15/43(a)(b) 460,666 461,261
CME Term SOFR 1 Month + 1.30%,
4.97%, 10/15/42(a)(b) 665,000 665,873
FHLMC STACR REMIC Trust
SOFR30A + 1.25%,
4.91%, 3/25/44(a)(b) 162,720 163,159
SOFR30A + 1.35%,
5.01%, 2/25/44(a)(b) 164,835 165,152
FHLMC, REMIC
SOFR30A + 0.95%,
4.61%, 10/25/54(b) 795,444 797,238
SOFR30A + 1.00%,
4.66%, 2/25/54(b) 570,941 571,828
SOFR30A + 1.00%,
4.66%, 3/25/55(b) 1,206,431 1,210,933
SOFR30A + 1.00%,
4.66%, 3/25/55(b) 525,407 527,548
SOFR30A + 1.05%,
4.71%, 4/25/54(b) 485,680 487,654
SOFR30A + 1.05%,
4.71%, 10/25/54(b) 596,625 599,464
SOFR30A + 1.10%,
4.76%, 1/25/54(b) 407,035 409,772
SOFR30A + 1.10%,
4.76%, 5/25/54(b) 131,843 132,580
SOFR30A + 1.10%,
4.76%, 9/25/54(b) 896,067 900,527
Face
Amount Value
SOFR30A + 1.15%,
4.81%, 2/25/55(b) $ 591,152 $ 594,938
SOFR30A + 1.15%,
4.81%, 7/25/55(b) 840,473 843,114
SOFR30A + 1.20%,
4.86%, 8/25/54(b) 486,213 489,595
SOFR30A + 1.25%,
4.91%, 3/25/54(b) 336,610 339,096
SOFR30A + 1.25%,
4.91%, 3/25/54(b) 56,844 57,335
SOFR30A + 1.25%,
4.91%, 5/25/54(b) 986,526 994,044
SOFR30A + 1.26%,
4.92%, 4/25/54(b) 754,991 761,513
SOFR30A + 1.40%,
5.06%, 1/25/54(b) 606,128 612,291
SOFR30A + 1.43%,
5.09%, 12/25/54(b) 223,260 224,787
FHLMC, Strips
SOFR30A + 1.30%,
4.96%, 10/25/53(b) 319,195 322,249
FNMA, REMIC
SOFR30A + 0.95%,
4.61%, 1/25/54(b) 182,960 184,046
SOFR30A + 1.05%,
4.71%, 9/25/55(b) 779,598 781,732
SOFR30A + 1.15%,
4.81%, 6/25/54(b) 455,369 458,533
SOFR30A + 1.15%,
4.81%, 6/25/54(b) 237,537 238,434
SOFR30A + 1.15%,
4.81%, 8/25/55(b) 535,119 537,530
SOFR30A + 1.20%,
4.86%, 5/25/54(b) 238,526 239,976
SOFR30A + 1.30%,
4.96%, 10/25/53(b) 462,422 467,141
SOFR30A + 1.50%,
5.16%, 12/25/54(b) 416,362 419,039
GNMA
SOFR30A + 0.90%,
4.57%, 7/20/53(b) 908,703 911,166
SOFR30A + 0.95%,
4.62%, 3/20/54(b) 287,654 288,490
SOFR30A + 0.95%,
4.62%, 10/20/54(b) 1,035,499 1,038,358
SOFR30A + 1.00%,
4.67%, 2/20/54(b) 301,538 302,447
SOFR30A + 1.00%,
4.67%, 8/20/54(b) 437,726 438,492
SOFR30A + 1.00%,
4.67%, 12/20/54(b) 364,965 366,442
SOFR30A + 1.00%,
4.67%, 6/20/55(b) 590,755 592,322
SOFR30A + 1.00%,
4.67%, 9/20/64(b) 785,965 790,610
SOFR30A + 1.05%,
4.72%, 10/20/53(b) 320,839 322,856

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Mortgage-Backed Securities (16.8%) (cont’d)
SOFR30A + 1.05%,
4.72%, 10/20/54(b) $ 216,982 $ 217,513
SOFR30A + 1.05%,
4.72%, 12/20/54(b) 767,312 772,849
SOFR30A + 1.10%,
4.77%, 8/20/53(b) 499,059 502,492
SOFR30A + 1.10%,
4.77%, 8/20/65(b) 1,050,566 1,054,491
GWT
CME Term SOFR 1 Month + 1.69%,
5.36%, 5/15/41(a)(b) 540,000 540,651
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
5.31%, 6/15/41(a)(b) 445,000 445,535
Home RE Ltd.
SOFR30A + 4.15%,
7.81%, 1/25/34(a)(b) 555,000 567,315
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
5.51%, 9/15/41(a)(b) 735,000 736,057
NRTH Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
5.07%, 10/15/40(a)(b) 155,000 155,075
NYO Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.21%,
4.88%, 11/15/38(a)(b) 405,000 404,379
CME Term SOFR 1 Month + 1.21%,
4.88%, 11/15/38(a)(b) 379,000 378,859
Oceanview Mortgage Trust
SOFR30A + 0.95%,
4.61%, 5/25/55(a)(b) 1,191,867 1,195,015
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.17%, 12/15/39(a)(b) 651,000 651,813
PRMI Securitization Trust
SOFR30A + 1.50%,
5.17%, 12/25/55(a)(b) 366,786 367,421
Radnor Re Ltd.
SOFR30A + 2.70%,
6.36%, 7/25/33(a)(b) 145,696 146,241
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.26%, 6/15/39(a)(b) 140,000 139,992
Wingspire Equipment Finance LLC
4.33%, 9/20/33(a) 395,000 394,779
31,329,008
Corporate Bonds ( 55 .5% )
Aerospace & Defense (0.5%)
Hexcel Corp.
4.20%, 2/15/27(c) 925,000 922,161
Automobiles (1.9%)
Hyundai Capital America
4.25%, 1/8/29(a) 651,000 644,026
5.45%, 6/24/26(a) 165,000 165,329
Stellantis Finance US, Inc.
1.71%, 1/29/27(a)(d) 2,075,000 2,024,171
Face
Amount Value
Volkswagen Group of America Finance LLC
4.45%, 9/11/27(a) $ 750,000 $ 748,083
3,581,609
Banks (20.7%)
ABN AMRO Bank NV
4.80%, 4/18/26(a) 700,000 699,710
Banco Santander SA
4.18%, 3/24/28(b) 1,300,000 1,294,495
Bank of America Corp.
1.73%, 7/22/27(b) 1,920,000 1,904,052
3.56%, 4/23/27(b) 1,395,000 1,394,288
5.93%, 9/15/27(b) 1,288,000 1,297,051
Bank of Ireland Group plc
2.03%, 9/30/27(a)(b) 1,828,000 1,805,074
Bank of Montreal
4.31%, 6/1/27 CAD 1,750,000 1,273,131
Bank of Nova Scotia (The)
4.38%, 2/2/30(b) $ 807,000 805,713
Barclays plc
5.20%, 5/12/26 825,000 825,549
6.50%, 9/13/27(b) 290,000 292,361
BPCE SA
6.61%, 10/19/27(a)(b) 975,000 985,927
CaixaBank SA
6.21%, 1/18/29(a)(b) 450,000 462,308
6.68%, 9/13/27(a)(b) 2,335,000 2,356,963
Canadian Imperial Bank of Commerce
4.45%, 1/29/30(b) 805,000 803,288
Citibank NA
4.36%, 11/19/27(b) 400,000 400,101
Citigroup, Inc.
1.46%, 6/9/27(b) 775,000 770,556
3.07%, 2/24/28(b) 900,000 889,267
HSBC Holdings plc
4.04%, 3/13/28(b) 545,000 542,562
4.38%, 11/23/26(d) 1,285,000 1,286,065
ING Groep NV
6.08%, 9/11/27(b) 1,625,000 1,635,210
JPMorgan Chase & Co.
5.04%, 1/23/28(b) 4,165,000 4,186,640
National Bank of Canada
4.95%, 2/1/28(b) 550,000 552,285
NatWest Group plc
4.80%, 4/5/26(d) 190,000 189,993
NatWest Markets plc
4.17%, 11/6/28(a) 428,000 425,153
PNC Bank NA
4.54%, 5/13/27(b) 1,113,000 1,113,073
PNC Financial Services Group, Inc. (The)
5.10%, 7/23/27(b) 1,375,000 1,377,707
Royal Bank of Canada
5.07%, 7/23/27(b) 975,000 976,960
Societe Generale SA
1.79%, 6/9/27(a)(b) 800,000 795,829
4.25%, 8/19/26(a) 692,000 690,963
5.52%, 1/19/28(a)(b) 1,100,000 1,107,443
Toronto-Dominion Bank (The)
4.11%, 10/13/28 625,000 621,823

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (55.5%) (cont’d)
Truist Bank
4.42%, 7/24/28(b) $ 100,000 $ 100,018
Truist Financial Corp.
6.05%, 6/8/27(b) 298,000 298,763
U.S. Bancorp
3.10%, 4/27/26 580,000 579,558
Wells Fargo & Co.
3.20%, 6/17/27(b) 3,910,000 3,898,990
38,638,869
Capital Markets (7.9%)
Apollo Management Holdings LP
4.40%, 5/27/26(a) 800,000 799,985
Bank of New York Mellon (The)
4.59%, 4/20/27(b) 535,000 535,050
Bank of New York Mellon Corp. (The)
4.95%, 4/26/27(b) 600,000 600,191
Citadel LP
4.88%, 1/15/27(a) 1,008,000 1,007,340
Deutsche Bank AG
2.31%, 11/16/27(b) 825,000 813,839
Goldman Sachs Group, Inc. (The)
4.39%, 1/21/29(b)(d) 1,520,000 1,518,540
4.39%, 6/15/27(b) 2,197,000 2,197,356
HAT Holdings I LLC
3.38%, 6/15/26(a) 1,953,000 1,946,238
Jefferies Financial Group, Inc.
4.30%, 2/11/27 1,125,000 1,124,747
4.50%, 9/15/26(d) 630,000 628,043
Marex Group plc
5.83%, 5/8/28(d) 545,000 550,994
UBS Group AG
1.49%, 8/10/27(a)(b) 1,604,000 1,586,805
4.28%, 1/9/28(a) 500,000 498,326
4.70%, 8/5/27(a)(b) 950,000 950,314
14,757,768
Chemicals (0.5%)
Celanese US Holdings LLC
1.40%, 8/5/26(d) 900,000 887,678
Construction & Engineering (0.4%)
MasTec, Inc.
4.50%, 8/15/28(a)(d) 695,000 687,672
Consumer Finance (1.6%)
Capital One Financial Corp.
1.88%, 11/2/27(b) 715,000 703,255
Ford Motor Credit Co. LLC
4.54%, 8/1/26(d) 1,070,000 1,068,617
5.13%, 11/5/26(d) 575,000 576,296
General Motors Financial Co., Inc.
1.50%, 6/10/26 580,000 576,650
2,924,818
Containers & Packaging (0.9%)
Berry Global, Inc.
4.88%, 7/15/26(a) 706,000 706,082
Face
Amount Value
Sonoco Products Co.
4.45%, 9/1/26 $ 875,000 $ 875,594
1,581,676
Diversified REITs (1.1%)
VICI Properties LP
3.75%, 2/15/27(a) 430,000 426,833
4.25%, 12/1/26(a) 1,675,000 1,670,705
2,097,538
Diversified Telecommunication Services (0.9%)
CCO Holdings LLC
5.13%, 5/1/27(a)(d) 668,000 667,686
TELUS Corp.
2.80%, 2/16/27 975,000 961,969
1,629,655
Electric Utilities (0.9%)
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/27 429,000 431,205
Vistra Operations Co. LLC
3.70%, 1/30/27(a) 810,000 803,601
4.30%, 10/15/28(a) 530,000 523,956
5.05%, 12/30/26(a) 2,097 2,104
1,760,866
Electronic Equipment, Instruments & Components (1.3%)
TD SYNNEX Corp.
4.30%, 1/17/29 480,000 474,776
Vontier Corp.
1.80%, 4/1/26 1,993,000 1,993,000
2,467,776
Financial Services (1.5%)
Global Payments, Inc.
4.80%, 4/1/26(d) 1,080,000 1,080,000
Radian Group, Inc.
4.88%, 3/15/27 900,000 900,170
Rocket Mortgage LLC
2.88%, 10/15/26(a) 907,420 898,108
2,878,278
Food Products (1.4%)
JDE Peet's NV
1.38%, 1/15/27(a) 220,000 214,600
Kraft Heinz Foods Co.
3.00%, 6/1/26 863,000 860,952
Smithfield Foods, Inc.
4.25%, 2/1/27(a) 1,471,000 1,464,256
2,539,808
Ground Transportation (0.6%)
Ashtead Capital, Inc.
1.50%, 8/12/26(a)(d) 1,170,000 1,156,882
Health Care Providers & Services (0.6%)
Centene Corp.
4.25%, 12/15/27 555,000 545,498

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Corporate Bonds (55.5%) (cont’d)
HCA, Inc.
5.38%, 9/1/26 $ 525,000 $ 525,419
1,070,917
Health Care REITs (1.1%)
CTR Partnership LP
3.88%, 6/30/28(a) 700,000 680,631
Healthpeak OP LLC
1.35%, 2/1/27 1,380,000 1,348,175
2,028,806
Hotels, Restaurants & Leisure (0.8%)
Las Vegas Sands Corp.
3.50%, 8/18/26 1,447,000 1,442,294
Insurance (2.6%)
American National Group, Inc.
5.00%, 6/15/27 1,085,000 1,079,513
Athene Global Funding
4.86%, 8/27/26(a) 869,000 870,473
4.95%, 1/7/27(a) 1,015,000 1,018,036
GA Global Funding Trust
2.25%, 1/6/27(a) 490,000 481,923
Liberty Mutual Insurance Co.
7.88%, 10/15/26(a) 1,450,000 1,469,546
4,919,491
Multi-Utilities (0.7%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(c) 1,302,000 1,303,153
Oil, Gas & Consumable Fuels (0.9%)
Continental Resources, Inc.
2.27%, 11/15/26(a) 1,115,000 1,097,252
EQT Corp.
3.90%, 10/1/27 678,000 669,954
1,767,206
Passenger Airlines (1.5%)
Air Canada
3.88%, 8/15/26(a) 1,050,000 1,045,365
American Airlines, Inc.
5.50%, 4/20/26(a) 365,011 365,515
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 1,444,142 1,442,573
2,853,453
Pharmaceuticals (1.1%)
Bayer US Finance LLC
6.13%, 11/21/26(a) 340,000 343,143
Utah Acquisition Sub, Inc.
3.95%, 6/15/26(d) 1,615,000 1,612,032
1,955,175
Professional Services (0.5%)
TR Finance LLC
3.35%, 5/15/26(d) 1,004,000 1,002,395
Semiconductors & Semiconductor Equipment (0.7%)
Skyworks Solutions, Inc.
1.80%, 6/1/26 1,318,000 1,311,821
Face
Amount Value
Software (1.2%)
Oracle Corp.
4.55%, 2/4/29 $ 770,000 $ 760,420
4.76%, 2/4/29(b) 1,410,000 1,397,695
2,158,115
Specialized REITs (1.2%)
Crown Castle, Inc.
2.90%, 3/15/27 1,275,000 1,256,287
EPR Properties
4.50%, 6/1/27 963,000 959,189
2,215,476
Trading Companies & Distributors (0.5%)
Aviation Capital Group LLC
1.95%, 9/20/26(a) 916,000 905,244
103,446,600
U.S. Government and Agency Securities ( 10 .1% )
U.S. Treasury Notes
1.88%, 2/28/27 923,000 907,577
2.75%, 4/30/27 16,162,000 15,988,629
4.13%, 1/31/27 1,907,000 1,913,041
18,809,247
Total Fixed Income Securities
(Cost $182,616,486)
182,639,389
–
Shares
Investment Company ( 0 .3% )
Eaton Vance Floating-Rate ETF
(See Note G)
(Cost $719,473)
14,516 699,381
Short-Term Investments ( 5 .0% )
Investment Company ( 1 .8% )
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.57% (See Note G)
(Cost $3,390,514)
3,390,514 3,390,514
Security held as Collateral on Loaned Securities ( 2 .6% )
Investment Company (2.6%)
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio - Institutional Class
3.57% (See Note G)
(Cost $4,770,323)
4,770,323 4,770,323

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Face
Amount Value
Commercial Paper ( 0 .6% )
Oracle Corp.
4.39%, 10/2/26 $ 500,000 $ 488,581
4.52%, 9/17/26 675,000 660,826
Total Commercial Paper
(Cost $1,150,009)
1,149,407
Total Short-Term Investments
(Cost $9,310,846)
9,310,244
Total Investments ( 103 .3% )
( Cost $ 192,646,805 ) including
$ 5,478,580 of Securities Loaned (e) 192,649,014
Liabilities in Excess of Other Assets (-3.3%)
(6,231,909)
Net Assets (100.0%) $186,417,105
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2026. Maturity date disclosed is the ultimate maturity date.
(d) All or a portion of this security was on loan at March 31, 2026.
(e) At March 31, 2026, the aggregate cost for federal income tax purposes is $192,646,805. The aggregate gross unrealized
appreciation is $254,723 and the aggregate gross unrealized
depreciation is $252,514, resulting in net unrealized appreciation of
$2,209.
CME Chicago Mercantile Exchange
DAC Designated Activity Company
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
STACR Structured Agency Credit Risk
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at March 31, 2026:
Counterparty
Contract to
Deliver
In Exchange
for
Delivery
Date
Unrealized
Appreciation
(Depreciation)
JPMorgan Chase Bank NA $ 3,583,441 CAD 2,651,024 6/17/26 $ 66,411
State Street Bank and Trust Company CAD 1,809,342 $ 1,310,155 6/17/26 (5,138)
$ 61,273
CAD Canadian Dollar
Futures Contracts:
The Fund had the following futures contracts open at March 31, 2026:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 19 Jun-26 $ 3,800,000 $ 3,941,461 $ (30,969)
Short:
U.S. Treasury 5 Year Notes 26 Jun-26 $ (2,600,000) $ (2,812,672) $ 43,264
$ 12,295
Portfolio Composition*
Classification
Percentage of Total
Investments
Corporate Bonds 55 .1%
Commercial Mortgage-Backed Securities 16 .7
Asset-Backed Securities 15 .5
U.S. Government and Agency Securities 10 .0
Other** 2 .7
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31, 2026.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 6,754,133 and net unrealized appreciation of $ 12,295 . Does not include open foreign currency forward exchange contracts with net unrealized appreciation of
$ 61,273 .

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Parametric Equity Plus ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (97.1%)
Aerospace & Defense ( 2 .4% )
Axon Enterprise, Inc. (a) 64 $ 27,180
FTAI Aviation Ltd. 52 12,740
General Electric Co. 646 183,316
HEICO Corp. 136 37,291
HEICO Corp., Class  A 150 31,664
Rocket Lab Corp. (a) 315 20,229
RTX Corp. 902 173,996
TransDigm Group, Inc. 65 75,332
561,748
Air Freight & Logistics ( 0 .3% )
Expeditors International of Washington, Inc. 461 66,029
Automobiles ( 2 .2% )
Ford Motor Co. 6,484 74,825
Rivian Automotive, Inc., Class  A (a) 467 7,028
Tesla, Inc. (a)(b) 1,205 447,959
529,812
Banks ( 3 .7% )
Bank of America Corp. 3,942 192,172
Citizens Financial Group, Inc. 748 44,858
First Citizens BancShares, Inc., Class  A 15 28,270
Huntington Bancshares, Inc. 4,414 69,079
JPMorgan Chase & Co. (b) 1,347 396,233
Wells Fargo & Co. 1,955 155,638
886,250
Beverages ( 1 .3% )
Coca-Cola Co. (The) 2,368 180,086
PepsiCo, Inc. 786 122,058
302,144
Biotechnology ( 1 .7% )
AbbVie, Inc. 987 214,663
Alnylam Pharmaceuticals, Inc. (a) 102 33,749
Amgen, Inc. 319 112,240
Insmed, Inc. (a) 73 11,937
Natera, Inc. (a) 155 30,998
403,587
Broadline Retail ( 3 .8% )
Amazon.com, Inc. (a)(b) 4,119 857,864
MercadoLibre, Inc. (a) 30 51,871
909,735
Building Products ( 0 .4% )
Carlisle Cos., Inc. 119 39,701
Lennox International, Inc. 102 47,341
87,042
Capital Markets ( 2 .9% )
Bank of New York Mellon Corp. (The) 889 105,462
Blue Owl Capital, Inc., Class  A (c) 1,256 11,467
Carlyle Group, Inc. (The) 262 12,678
Charles Schwab Corp. (The) 1,305 122,644
Interactive Brokers Group, Inc., Class  A 852 57,144
LPL Financial Holdings, Inc. 92 27,676
Morgan Stanley (See Note G) 493 81,133
Nasdaq, Inc. 816 69,270
Shares Value
Robinhood Markets, Inc., Class  A (a) 414 $ 28,690
State Street Corp. 694 87,833
T Rowe Price Group, Inc. 626 56,428
Tradeweb Markets, Inc., Class  A 304 35,769
696,194
Chemicals ( 1 .1% )
Dow, Inc. 2,082 86,715
International Flavors & Fragrances, Inc. 446 32,357
Linde plc 306 151,703
270,775
Commercial Services & Supplies ( 0 .3% )
Republic Services, Inc., Class  A 341 74,686
Communications Equipment ( 1 .0% )
Cisco Systems, Inc. 2,482 192,578
Lumentum Holdings, Inc. (a) 26 18,272
Ubiquiti, Inc. 31 24,499
235,349
Construction Materials ( 0 .3% )
CRH plc 663 69,695
Consumer Finance ( 0 .0% ) (d)
SoFi Technologies, Inc. (a)(c) 523 8,305
Consumer Staples Distribution & Retail ( 2 .1% )
Costco Wholesale Corp. 237 236,154
Walmart, Inc. 2,064 256,514
492,668
Containers & Packaging ( 0 .2% )
International Paper Co. 1,376 49,123
Diversified Telecommunication Services ( 0 .6% )
AST SpaceMobile, Inc., Class  A (a)(c) 58 4,806
AT&T, Inc. 5,001 144,979
149,785
Electric Utilities ( 1 .4% )
Alliant Energy Corp. (c) 765 54,896
Edison International 978 71,570
Entergy Corp. 680 76,405
FirstEnergy Corp. 1,397 70,772
PPL Corp. 1,633 62,381
336,024
Electrical Equipment ( 1 .7% )
Bloom Energy Corp., Class  A (a) 40 5,420
Eaton Corp. plc 333 119,104
GE Vernova, Inc. 158 137,918
Hubbell, Inc., Class  B (c) 79 38,768
Rockwell Automation, Inc. 236 84,696
Vertiv Holdings Co., Class  A 104 26,060
411,966
Electronic Equipment, Instruments & Components ( 0 .4% )
Coherent Corp. (a) 38 9,052
TE Connectivity plc 460 96,149
105,201
Energy Equipment & Services ( 0 .2% )
Halliburton Co. 1,144 44,605

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Plus ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Entertainment ( 1 .7% )
Netflix, Inc. (a) 2,213 $ 212,780
ROBLOX Corp., Class  A (a) 438 24,773
Spotify Technology SA (a) 84 40,733
TKO Group Holdings, Inc., Class  A 128 25,811
Walt Disney Co. (The) 1,122 108,138
412,235
Financial Services ( 3 .8% )
Affirm Holdings, Inc., Class  A (a) 156 7,148
Berkshire Hathaway, Inc., Class  B (a) 683 327,294
Fiserv, Inc. (a) 1,148 64,059
Mastercard, Inc., Class  A 440 219,850
Rocket Cos., Inc., Class  A (a) 600 8,550
Toast, Inc., Class  A (a) 455 12,062
Visa, Inc., Class  A 868 262,344
901,307
Food Products ( 0 .3% )
Hershey Co. (The) 326 67,772
Ground Transportation ( 0 .8% )
CSX Corp. 2,405 98,725
Uber Technologies, Inc. (a) 1,139 81,929
180,654
Health Care Equipment & Supplies ( 1 .5% )
Abbott Laboratories 1,257 129,056
Becton Dickinson & Co. 418 65,722
Edwards Lifesciences Corp. (a) 816 65,345
Intuitive Surgical, Inc. (a) 234 107,872
367,995
Health Care Providers & Services ( 1 .6% )
Cencora, Inc. 263 82,619
CVS Health Corp. 1,222 87,764
HCA Healthcare, Inc. 170 80,451
UnitedHealth Group, Inc. 460 124,471
375,305
Health Care Technology ( 0 .1% )
Veeva Systems, Inc., Class  A (a) 88 15,458
Hotels, Restaurants & Leisure ( 1 .6% )
DraftKings, Inc., Class  A (a) 366 7,913
Flutter Entertainment plc (a) 200 20,390
Hilton Worldwide Holdings, Inc. 298 90,616
McDonald's Corp. 481 149,490
Viking Holdings Ltd. (a) 447 32,845
Yum! Brands, Inc. 487 75,719
376,973
Household Products ( 0 .7% )
Procter & Gamble Co. (The) 1,233 178,095
Industrial Conglomerates ( 0 .4% )
3M Co. 595 86,412
Insurance ( 1 .4% )
Brown & Brown, Inc. 881 57,450
Hartford Insurance Group, Inc. (The) 554 74,917
Loews Corp. 574 61,269
Markel Group, Inc. (a) 12 22,969
Principal Financial Group, Inc. 736 66,321
Shares Value
W. R. Berkley Corp. 782 $ 51,831
334,757
Interactive Media & Services ( 7 .8% )
Alphabet, Inc., Class  A (b) 2,392 687,843
Alphabet, Inc., Class  C (b) 2,147 615,888
Meta Platforms, Inc., Class  A (b) 944 540,091
Pinterest, Inc., Class  A (a) 537 9,849
Reddit, Inc., Class  A (a) 94 12,657
1,866,328
IT Services ( 0 .9% )
Cloudflare, Inc., Class  A (a) 204 42,094
Gartner, Inc. (a) 195 30,876
International Business Machines Corp. 427 103,501
Okta, Inc., Class  A (a) 85 6,690
Snowflake, Inc., Class  A (a) 204 30,767
213,928
Life Sciences Tools & Services ( 0 .8% )
Illumina, Inc. (a) 541 66,683
Thermo Fisher Scientific, Inc. 207 101,747
Waters Corp. (a) 56 16,677
185,107
Machinery ( 1 .2% )
Caterpillar, Inc. 191 135,316
Otis Worldwide Corp. 802 61,818
Westinghouse Air Brake Technologies Corp. 357 89,218
286,352
Media ( 0 .2% )
Fox Corp., Class  A (c) 640 37,376
Fox Corp., Class  B 352 18,691
56,067
Metals & Mining ( 0 .6% )
Anglogold Ashanti plc 295 28,721
Reliance, Inc. 108 32,824
Southern Copper Corp. (c) 421 72,437
133,982
Multi-Utilities ( 1 .2% )
Ameren Corp. 645 70,899
CMS Energy Corp. 897 69,589
DTE Energy Co. 482 70,478
WEC Energy Group, Inc. 648 75,019
285,985
Oil, Gas & Consumable Fuels ( 3 .6% )
Cheniere Energy, Inc. 365 103,572
Chevron Corp. 1,177 243,521
Devon Energy Corp. 2,084 104,867
Exxon Mobil Corp. 2,275 385,977
Venture Global, Inc., Class  A 1,408 22,190
860,127
Personal Care Products ( 0 .1% )
Estee Lauder Cos., Inc. (The), Class  A 256 18,373
Pharmaceuticals ( 3 .8% )
Eli Lilly & Co. (b) 409 376,186
Johnson & Johnson 1,292 315,816

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Plus ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Pharmaceuticals (cont’d)
Merck & Co., Inc. 1,537 $ 184,886
Royalty Pharma plc, Class  A 340 16,310
893,198
Professional Services ( 0 .9% )
Broadridge Financial Solutions, Inc. 349 56,706
Equifax, Inc. 201 36,194
Paychex, Inc. 735 67,708
SS&C Technologies Holdings, Inc. 595 40,204
TransUnion 214 14,807
215,619
Residential REITs ( 0 .8% )
AvalonBay Communities, Inc. 393 64,197
Mid-America Apartment Communities, Inc. 496 60,571
Sun Communities, Inc. 486 61,217
185,985
Retail REITs ( 0 .3% )
Realty Income Corp. 1,332 81,492
Semiconductors & Semiconductor Equipment ( 14 .1% )
Advanced Micro Devices, Inc. (a) 1,050 213,602
Astera Labs, Inc. (a) 50 5,480
Broadcom, Inc. (b) 2,040 631,400
Credo Technology Group Holding Ltd. (a) 67 6,289
Entegris, Inc. 480 56,275
Intel Corp. 1,814 80,052
Lam Research Corp. 1,037 221,566
Marvell Technology, Inc. 388 38,431
Micron Technology, Inc. 694 234,461
Monolithic Power Systems, Inc. 72 78,721
NVIDIA Corp. (b) 9,206 1,605,527
ON Semiconductor Corp. (a)(c) 948 58,700
QUALCOMM, Inc. 270 34,771
Teradyne, Inc. 286 84,788
3,350,063
Software ( 7 .6% )
AppLovin Corp., Class  A (a) 124 49,352
Atlassian Corp., Class  A (a) 222 15,152
Circle Internet Group, Inc., Class  A (a) 90 8,587
Fair Isaac Corp. (a) 35 37,364
Figma, Inc., Class  A (a)(c) 243 5,137
HubSpot, Inc. (a) 104 25,386
Microsoft Corp. (b) 3,083 1,141,234
Oracle Corp. 919 135,194
Palantir Technologies, Inc., Class  A (a) 989 144,671
Roper Technologies, Inc. 210 74,311
Salesforce, Inc. 517 96,508
Samsara, Inc., Class  A (a) 518 16,415
Tyler Technologies, Inc. (a) 111 38,004
Zoom Communications, Inc., Class  A (a) 300 24,117
Zscaler, Inc. (a) 67 9,400
1,820,832
Specialized REITs ( 0 .5% )
Crown Castle, Inc. 668 54,315
VICI Properties, Inc., Class  A 2,309 63,082
117,397
Shares Value
Specialty Retail ( 1 .7% )
Best Buy Co., Inc. 332 $ 21,314
Home Depot, Inc. (The) 566 186,152
Ross Stores, Inc. 488 105,715
Ulta Beauty, Inc. (a) 85 44,430
Williams-Sonoma, Inc. 256 46,677
404,288
Technology Hardware, Storage & Peripherals ( 7 .5% )
Apple, Inc. (b) 6,009 1,525,024
Dell Technologies, Inc., Class  C 413 67,786
Everpure, Inc., Class  A (a) 229 13,520
IonQ, Inc. (a)(c) 158 4,555
Sandisk Corp. (a) 49 31,132
Seagate Technology Holdings plc 335 131,239
1,773,256
Textiles, Apparel & Luxury Goods ( 0 .2% )
Deckers Outdoor Corp. (a) 567 56,751
Tobacco ( 0 .7% )
Philip Morris International, Inc. 951 157,238
Trading Companies & Distributors ( 0 .4% )
Ferguson Enterprises, Inc. 210 48,984
Watsco, Inc. (c) 97 35,288
84,272
Wireless Telecommunication Services ( 0 .3% )
T-Mobile US, Inc. 346 72,670
Total Common Stocks
(Cost $19,600,935) 23,106,996
Short-Term Investments (3.3%)
Investment Company (3.0%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.57% (See Note G)
(Cost $708,971)
708,971 708,971
Security held as Collateral on Loaned Securities ( 0 .3% )
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.57% (See Note G)
(Cost $66,918)
66,918 66,918
Total Short-Term Investments
(Cost $775,889) 775,889
–
Total Investments Excluding Purchased
Options ( 100 .4% ) (Cost $ 20,376,824 ) 23,882,885
Total Purchased Options Outstanding (0.9%)
(Cost $261,802) 221,616
Total Investments ( 101 .3% )
(Cost $ 20,638,626 ) including
$ 258,471 of Securities Loaned (e) (f) 24,104,501
Total Written Options (-1.5%)
(Premiums Received $ (363,586) ) (341,113)
Other Assets in Excess of Liabilities
(
0.2%
) 40,996
NET ASSETS (100.0%) $ 23,804,384

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Plus ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(a) Non-income producing security.
(b) All or a portion of the security pledged as collateral for Written options.
(c) All or a portion of this security was on loan at March 31, 2026.
(d) Amount is less than 0.05%.
(e) At March 31, 2026, the aggregate cost for federal income tax purposes is $20,638,626. The aggregate gross unrealized
appreciation is $4,089,674 and the aggregate gross unrealized depreciation is $623,799, resulting in net unrealized appreciation of
$3,465,875.
(f) Securities are available for collateral in connection with open Written options.
REIT Real Estate Investment Trust
Put Options Purchased:
The Fund had the following put options purchased open at March 31, 2026:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Appreciation
(Depreciation)
S&P 500 Mini-SPX Index 49 USD 490 4/17/26 $ 3,198,965 $ 1,348 $ 5,165 $ (3,817)
S&P 500 Mini-SPX Index 13 USD 470 4/17/26 848,705 260 4,958 (4,698)
S&P 500 Mini-SPX Index 36 USD 480 5/15/26 2,350,260 3,708 5,162 (1,454)
S&P 500 Mini-SPX Index 11 USD 460 5/15/26 718,135 869 4,683 (3,814)
S&P 500 Mini-SPX Index 22 USD 460 6/18/26 1,436,270 3,817 4,563 (746)
S&P 500 Mini-SPX Index 16 USD 480 6/18/26 1,044,560 4,080 4,854 (774)
S&P 500 Mini-SPX Index 18 USD 490 7/17/26 1,175,130 6,120 5,389 731
S&P 500 Mini-SPX Index 13 USD 480 8/21/26 848,705 5,570 5,049 521
S&P 500 Mini-SPX Index 10 USD 460 9/18/26 652,850 4,375 4,694 (319)
Total $30,147 $44,517 $(14,370)
Call Options Purchased:
The Fund had the following call options purchased open at March 31, 2026:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Depreciation
State Street SPDR S&P 500 ETF Trust
89 USD 660 6/18/26 $ 5,788,026 $ 191,469 $ 217,285 $ (25,816)
Call Options Written:
The Fund had the following call options written open at March 31, 2026:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation
(Depreciation)
S&P 500 Index
6 USD 6,765 4/01/26 $ 3,917,112 $ (60) $ (11,092) $ 11,032
S&P 500 Index
6 USD 6,590 4/02/26 3,917,112 (10,110) (11,512) 1,402
S&P 500 Index
6 USD 6,740 4/02/26 3,917,112 (240) (16,791) 16,551
S&P 500 Index
6 USD 6,510 4/06/26 3,917,112 (47,472) (12,232) (35,240)
S&P 500 Index
6 USD 6,810 4/08/26 3,917,112 (840) (13,432) 12,592
S&P 500 Index
6 USD 6,590 4/13/26 3,917,112 (42,900) (16,611) (26,289)
Total $(101,622) $(81,670) $(19,952)

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Plus ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Put Options Written:
The Fund had the following put options written open at March 31, 2026:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation
State Street SPDR S&P 500 ETF Trust
89 USD 660 6/18/26
$ 5,788,026
$ (239,491)
$ (281,916) $ 42,425
USD United States Dollar
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 31 .2%
Other** 14 .0
Financials 11 .8
Communication Services 10 .6
Consumer Discretionary 9 .5
Health Care 9 .3
Industrials 8 .5
Consumer Staples 5 .1
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31, 2026.
** Sectors representing less than 5% of total investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Parametric Equity Premium Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (98.9%)
Aerospace & Defense ( 1 .7% )
General Dynamics Corp. (a) 5,343 $ 1,833,824
L3Harris Technologies, Inc. 5,565 1,920,760
RTX Corp. 10,068 1,942,117
5,696,701
Air Freight & Logistics ( 0 .9% )
Expeditors International of Washington, Inc. (a) 12,388 1,774,333
United Parcel Service, Inc., Class  B 15,108 1,486,325
3,260,658
Automobile Components ( 1 .5% )
Gentex Corp. 74,978 1,638,269
LCI Industries 12,863 1,581,892
Lear Corp. (a) 16,158 1,956,411
5,176,572
Banks ( 2 .5% )
Cullen/Frost Bankers, Inc. 12,213 1,674,158
First Interstate BancSystem, Inc., Class  A (b) 53,106 1,773,740
Prosperity Bancshares, Inc. 22,698 1,524,852
Regions Financial Corp. 68,247 1,782,612
United Bankshares, Inc. 47,568 1,970,266
8,725,628
Beverages ( 2 .0% )
Coca-Cola Co. (The) 24,860 1,890,603
Keurig Dr Pepper, Inc. (a) 58,761 1,547,177
Molson Coors Beverage Co., Class  B (a)(b) 33,058 1,423,478
PepsiCo, Inc. 13,643 2,118,621
6,979,879
Biotechnology ( 1 .1% )
AbbVie, Inc. 7,842 1,705,556
Gilead Sciences, Inc. 14,280 1,990,204
3,695,760
Building Products ( 0 .4% )
AO Smith Corp. 22,527 1,485,430
Capital Markets ( 2 .0% )
Brookfield Asset Management Ltd., Class  A 31,822 1,414,488
CME Group, Inc. 6,817 2,013,401
Janus Henderson Group plc 39,787 2,043,858
T Rowe Price Group, Inc. 15,439 1,391,672
6,863,419
Chemicals ( 6 .8% )
Air Products and Chemicals, Inc. 7,545 2,191,747
Balchem Corp. 11,538 1,955,460
Cabot Corp. 27,046 2,036,834
Corteva, Inc. 23,845 1,996,065
Dow, Inc. 57,737 2,404,746
DuPont de Nemours, Inc. 36,949 1,692,264
International Flavors & Fragrances, Inc. 26,926 1,953,482
Linde plc (a) 3,602 1,785,728
LyondellBasell Industries NV, Class  A 32,000 2,577,920
Mosaic Co. (The) 63,820 1,627,410
NewMarket Corp. 2,521 1,615,835
PPG Industries, Inc. 14,533 1,553,287
23,390,778
Shares Value
Communications Equipment ( 0 .6% )
Cisco Systems, Inc. 24,696 $ 1,916,163
Construction Materials ( 0 .4% )
Vulcan Materials Co. 5,427 1,477,772
Consumer Staples Distribution & Retail ( 1 .1% )
Costco Wholesale Corp. 1,737 1,730,799
Target Corp. 18,237 2,210,324
3,941,123
Containers & Packaging ( 2 .3% )
Amcor plc (b) 36,855 1,464,986
AptarGroup, Inc. 12,959 1,633,093
Avery Dennison Corp. 10,517 1,816,076
International Paper Co. 42,176 1,505,683
Packaging Corp. of America 7,977 1,692,879
8,112,717
Distributors ( 0 .8% )
Genuine Parts Co. 13,317 1,408,273
LKQ Corp. 47,930 1,407,704
2,815,977
Diversified Telecommunication Services ( 1 .8% )
AT&T, Inc. 69,161 2,004,977
Comcast Corp., Class  A 62,131 1,783,781
Verizon Communications, Inc. 45,952 2,306,791
6,095,549
Electric Utilities ( 5 .5% )
Alliant Energy Corp. (a)(b) 25,828 1,853,417
American Electric Power Co., Inc. 14,851 1,946,669
Duke Energy Corp. 14,028 1,836,827
Evergy, Inc. 24,623 2,017,116
FirstEnergy Corp. 39,947 2,023,715
IDACORP, Inc. (a)(b) 13,881 1,984,567
OGE Energy Corp. (a) 38,204 1,832,264
Portland General Electric Co. 36,221 1,911,382
PPL Corp. 45,050 1,720,910
Southern Co. (The) 20,916 2,018,812
19,145,679
Electronic Equipment, Instruments & Components ( 2 .3% )
Avnet, Inc. (b) 32,092 1,977,509
Badger Meter, Inc. 9,637 1,468,197
Corning, Inc. 19,497 2,651,007
TD SYNNEX Corp. 11,925 2,011,867
8,108,580
Energy Equipment & Services ( 1 .6% )
Noble Corp. plc (b) 52,033 2,553,259
Patterson-UTI Energy, Inc. 270,131 2,925,519
5,478,778
Entertainment ( 0 .5% )
Electronic Arts, Inc. 8,911 1,816,686
Financial Services ( 0 .9% )
Jack Henry & Associates, Inc. 10,667 1,685,812
Western Union Co. (The) (b) 171,927 1,500,923
3,186,735

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Premium Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Food Products ( 3 .4% )
Archer-Daniels-Midland Co. 29,211 $ 2,123,348
Cal-Maine Foods, Inc. (b) 22,612 1,789,740
Conagra Brands, Inc. 104,051 1,635,682
Flowers Foods, Inc. (b) 146,846 1,196,795
Hormel Foods Corp. 66,321 1,502,171
Ingredion, Inc. 13,972 1,574,085
Kraft Heinz Co. (The) 78,519 1,765,892
11,587,713
Gas Utilities ( 2 .3% )
Atmos Energy Corp. 10,552 1,949,165
MDU Resources Group, Inc. 87,163 1,806,017
New Jersey Resources Corp. 41,078 2,256,004
ONE Gas, Inc. 21,284 1,833,191
7,844,377
Ground Transportation ( 0 .5% )
Norfolk Southern Corp. 5,669 1,627,003
Health Care Equipment & Supplies ( 2 .2% )
Abbott Laboratories 16,666 1,711,098
Becton Dickinson & Co. 8,092 1,272,305
Medtronic plc 19,220 1,665,413
STERIS plc 6,615 1,462,775
Stryker Corp. (a) 4,597 1,510,529
7,622,120
Health Care Providers & Services ( 3 .0% )
Cardinal Health, Inc. 9,100 1,922,921
Cencora, Inc. (a) 5,587 1,755,100
Chemed Corp. 4,055 1,531,736
Cigna Group (The) 6,433 1,716,003
Labcorp Holdings, Inc. 6,255 1,668,896
Quest Diagnostics, Inc. 9,644 1,890,031
10,484,687
Hotels, Restaurants & Leisure ( 1 .9% )
Restaurant Brands International, Inc. 24,040 1,776,556
Texas Roadhouse, Inc., Class  A 10,340 1,707,548
Vail Resorts, Inc. (b) 13,229 1,697,545
Wendy's Co. (The) (b) 193,758 1,346,618
6,528,267
Household Durables ( 1 .0% )
Garmin Ltd. 8,134 1,887,169
Lennar Corp., Class  A 17,100 1,484,964
3,372,133
Household Products ( 2 .5% )
Church & Dwight Co., Inc. (a) 17,647 1,646,818
Clorox Co. (The) 17,373 1,800,364
Kimberly-Clark Corp. (b) 17,765 1,713,789
Procter & Gamble Co. (The) (a) 13,134 1,897,075
Reynolds Consumer Products, Inc. 77,276 1,636,706
8,694,752
Insurance ( 4 .4% )
Aflac, Inc. 16,301 1,788,383
American Financial Group, Inc. 12,765 1,630,218
Cincinnati Financial Corp. (a) 10,400 1,636,440
Everest Group Ltd. 5,050 1,650,593
Shares Value
Fidelity National Financial, Inc. (a) 33,651 $ 1,560,733
Old Republic International Corp. 43,003 1,715,820
Principal Financial Group, Inc. (a) 21,610 1,947,277
Prudential Financial, Inc. 15,150 1,480,003
RLI Corp. 33,167 1,891,846
15,301,313
Interactive Media & Services ( 0 .5% )
Alphabet, Inc., Class  A 5,893 1,694,591
IT Services ( 1 .5% )
Accenture plc, Class  A 5,813 1,152,660
Amdocs Ltd. 19,736 1,287,971
Cognizant Technology Solutions Corp., Class  A 23,415 1,436,510
International Business Machines Corp. 5,955 1,443,433
5,320,574
Leisure Products ( 1 .0% )
Hasbro, Inc. (a) 21,897 2,049,559
Polaris, Inc. (b) 28,288 1,541,696
3,591,255
Life Sciences Tools & Services ( 0 .9% )
Danaher Corp. 7,170 1,359,432
QIAGEN NV 32,962 1,319,799
Waters Corp. (c) 1,083 322,517
3,001,748
Machinery ( 2 .0% )
Cummins, Inc. 3,450 1,856,169
Donaldson Co., Inc. 18,620 1,580,279
Graco, Inc. (a) 19,539 1,653,976
Snap-on, Inc. 5,143 1,868,041
6,958,465
Media ( 2 .0% )
Fox Corp., Class  A 27,070 1,580,888
New York Times Co. (The), Class  A (b) 27,294 2,285,327
News Corp., Class  A 60,798 1,515,694
Omnicom Group, Inc. (a) 20,461 1,540,918
6,922,827
Metals & Mining ( 1 .0% )
Reliance, Inc. (a) 5,589 1,698,609
Royal Gold, Inc. 6,193 1,576,056
3,274,665
Multi-Utilities ( 2 .7% )
Avista Corp. 49,253 1,977,015
Consolidated Edison, Inc. 17,133 1,939,113
Dominion Energy, Inc. 29,273 1,809,657
Public Service Enterprise Group, Inc. 23,224 1,879,983
WEC Energy Group, Inc. 14,947 1,730,414
9,336,182
Oil, Gas & Consumable Fuels ( 11 .9% )
Antero Midstream Corp. 91,491 2,085,995
Chevron Corp. 11,614 2,402,937
Chord Energy Corp. 17,088 2,429,572
ConocoPhillips 16,595 2,190,540
Coterra Energy, Inc. 66,142 2,324,230
DT Midstream, Inc. 14,760 1,987,729
EOG Resources, Inc. 15,059 2,177,080

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Premium Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Oil, Gas & Consumable Fuels (cont’d)
Exxon Mobil Corp. 14,274 $ 2,421,727
HF Sinclair Corp. 35,078 2,188,516
International Seaways, Inc. (a) 32,365 2,358,761
Kinder Morgan, Inc. 62,006 2,079,061
Magnolia Oil & Gas Corp., Class  A (b) 79,708 2,516,381
ONEOK, Inc. 20,921 1,891,049
Permian Resources Corp., Class  A 133,421 2,844,536
Phillips 66 (a) 13,927 2,537,221
Valero Energy Corp. 10,529 2,601,505
Viper Energy, Inc., Class  A 42,942 2,017,845
Williams Cos., Inc. (The) 27,685 2,014,914
41,069,599
Personal Care Products ( 0 .5% )
Interparfums, Inc. (b) 19,977 1,814,711
Pharmaceuticals ( 3 .1% )
Bristol-Myers Squibb Co. 36,084 2,188,495
Johnson & Johnson 8,950 2,187,738
Merck & Co., Inc. 17,504 2,105,556
Pfizer, Inc. 63,599 1,785,860
Royalty Pharma plc, Class  A (a) 48,823 2,342,039
10,609,688
Professional Services ( 2 .8% )
Automatic Data Processing, Inc. 6,335 1,287,145
Exponent, Inc. 26,572 1,733,823
Korn Ferry (b) 23,991 1,510,233
ManpowerGroup, Inc. 59,343 1,748,245
Paychex, Inc. 17,747 1,634,854
Robert Half, Inc. (a) 63,672 1,617,269
9,531,569
Semiconductors & Semiconductor Equipment ( 2 .5% )
Analog Devices, Inc. 6,284 1,999,192
Power Integrations, Inc. (b) 36,669 1,877,453
QUALCOMM, Inc. 10,467 1,347,940
Skyworks Solutions, Inc. (b) 33,462 1,791,890
Texas Instruments, Inc. 8,571 1,663,974
8,680,449
Software ( 2 .1% )
Dolby Laboratories, Inc., Class  A 29,426 1,767,326
Intuit, Inc. 2,878 1,244,390
Microsoft Corp. 3,516 1,301,518
Roper Technologies, Inc. 4,575 1,618,909
Salesforce, Inc. 7,156 1,335,810
7,267,953
Specialty Retail ( 2 .4% )
Best Buy Co., Inc. 27,258 1,749,964
Buckle, Inc. (The) 32,015 1,612,275
Home Depot, Inc. (The) 4,669 1,535,587
Penske Automotive Group, Inc. (a) 10,684 1,597,472
TJX Cos., Inc. (The) (a) 11,863 1,894,521
8,389,819
Technology Hardware, Storage & Peripherals ( 0 .5% )
HP, Inc. 93,708 1,800,131
Shares Value
Textiles, Apparel & Luxury Goods ( 0 .9% )
Columbia Sportswear Co. 30,837 $ 1,690,176
Steven Madden Ltd. 43,352 1,470,500
3,160,676
Tobacco ( 0 .5% )
Altria Group, Inc. (a) 26,361 1,739,562
Trading Companies & Distributors ( 1 .5% )
Fastenal Co. 37,171 1,724,734
MSC Industrial Direct Co., Inc., Class  A 19,996 1,845,031
Watsco, Inc. (b) 4,887 1,777,842
5,347,607
Wireless Telecommunication Services ( 0 .7% )
Millicom International Cellular SA 30,462 2,282,822
Total Common Stocks
(Cost $320,774,899) 342,227,842
Short-Term Investments (4.3%)
Investment Company (1.9%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.57% (See Note G)
(Cost $6,476,019)
6,476,019 6,476,019
Security held as Collateral on Loaned Securities ( 2 .4% )
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.57% (See Note G)
(Cost $8,398,087)
8,398,087 8,398,087
Total Short-Term Investments
(Cost $14,874,106) 14,874,106
–
Total Investments ( 103 .2% )
(Cost $ 335,649,005 ) including
$ 25,793,667 of Securities Loaned (d) (e) 357,101,948
Total Written Options (-0.4%)
(Premiums Received $ (1,410,583) ) (1,521,854)
Liabilities in Excess of Other Assets
(
-2.8%
) (9,602,405)
NET ASSETS (100.0%) $ 345,977,689
(a) All or a portion of the security pledged as collateral for Written options.
(b) All or a portion of this security was on loan at March 31, 2026.
(c) Non-income producing security.
(d) At March 31, 2026, the aggregate cost for federal income tax purposes is $335,649,005. The aggregate gross unrealized
appreciation is $41,697,231 and the aggregate gross unrealized depreciation is $20,244,288, resulting in net unrealized appreciation of $21,452,943.
(e) Securities are available for collateral in connection with open Written options.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Parametric Equity Premium Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Call Options Written:
The Fund had the following call options written open at March 31, 2026:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation
(Depreciation)
State Street SPDR S&P 500 ETF Trust
1736 USD 672 4/02/26 $ 112,899,024 $ (4,758) $ (431,061) $ 426,303
State Street SPDR S&P 500 ETF Trust
1736 USD 677 4/08/26 112,899,024 (35,721) (407,075) 371,354
State Street SPDR S&P 500 ETF Trust
1780 USD 655 4/13/26 115,760,520 (1,481,375) (572,447) (908,928)
Total $(1,521,854) $(1,410,583) $(111,271)
USD United States Dollar
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Energy 13 .3%
Utilities 10 .4
Materials 10 .4
Health Care 10 .2
Consumer Staples 10 .0
Financials 9 .8
Industrials 9 .7
Information Technology 9 .5
Consumer Discretionary 9 .5
Communication Services 5 .4
Other** 1 .8
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31, 2026.
** Sectors representing less than 5% of total investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments
Parametric Hedged Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Common Stocks (98.2%)
Aerospace & Defense ( 2 .7% )
Boeing Co. (The) (a) 2,943 $ 585,745
FTAI Aviation Ltd. 380 93,100
General Electric Co. 3,034 860,958
HEICO Corp. 721 197,698
HEICO Corp., Class  A 497 104,912
Howmet Aerospace, Inc. 2,934 676,170
Lockheed Martin Corp. 1,154 697,466
Rocket Lab Corp. (a) 604 38,789
3,254,838
Air Freight & Logistics ( 0 .3% )
Expeditors International of Washington, Inc. 2,439 349,338
Automobile Components ( 0 .1% )
Aptiv plc (a) 1,634 113,465
Automobiles ( 2 .2% )
Ford Motor Co. 33,720 389,129
Rivian Automotive, Inc., Class  A (a) 2,720 40,936
Tesla, Inc. (a) 6,205 2,306,709
2,736,774
Banks ( 3 .5% )
Bank of America Corp. 19,851 967,736
Citizens Financial Group, Inc. 5,254 315,082
Huntington Bancshares, Inc. 16,589 259,618
JPMorgan Chase & Co. 6,818 2,005,583
Wells Fargo & Co. 9,693 771,660
4,319,679
Beverages ( 1 .4% )
Coca-Cola Co. (The) 13,164 1,001,122
PepsiCo, Inc. 4,850 753,157
1,754,279
Biotechnology ( 1 .8% )
AbbVie, Inc. 5,427 1,180,318
Alnylam Pharmaceuticals, Inc. (a) 363 120,106
Amgen, Inc. 2,147 755,422
Insmed, Inc. (a)(b) 203 33,194
Natera, Inc. (a) 334 66,797
2,155,837
Broadline Retail ( 3 .9% )
Amazon.com, Inc. (a)(c) 21,180 4,411,159
Coupang, Inc. (a) 6,762 127,666
MercadoLibre, Inc. (a) 104 179,818
4,718,643
Building Products ( 0 .3% )
Carlisle Cos., Inc. 936 312,268
Capital Markets ( 2 .0% )
Blackstone, Inc. 4,356 500,896
Carlyle Group, Inc. (The) 2,262 109,458
Charles Schwab Corp. (The) 6,813 640,286
Coinbase Global, Inc., Class  A (a)(b) 678 118,386
Interactive Brokers Group, Inc., Class  A 2,272 152,383
LPL Financial Holdings, Inc. 122 36,701
Morgan Stanley (See Note G) 2,731 449,441
Nasdaq, Inc. 3,764 319,526
Shares Value
TPG, Inc., Class  A 1,860 $ 75,349
Tradeweb Markets, Inc., Class  A 323 38,004
2,440,430
Chemicals ( 1 .1% )
Dow, Inc. 13,366 556,694
Linde plc 1,632 809,080
1,365,774
Commercial Services & Supplies ( 0 .3% )
Republic Services, Inc., Class  A 1,822 399,054
Communications Equipment ( 1 .1% )
Cisco Systems, Inc. 15,283 1,185,808
Lumentum Holdings, Inc. (a) 156 109,630
Ubiquiti, Inc. 64 50,579
1,346,017
Construction Materials ( 0 .1% )
CRH plc 1,303 136,971
Consumer Finance ( 0 .6% )
American Express Co. 1,563 472,776
Synchrony Financial 2,956 201,067
673,843
Consumer Staples Distribution & Retail ( 2 .3% )
Costco Wholesale Corp. 1,254 1,249,523
Walmart, Inc. 12,281 1,526,283
2,775,806
Containers & Packaging ( 0 .3% )
Amcor plc (b) 8,105 322,174
Diversified Telecommunication Services ( 0 .7% )
AST SpaceMobile, Inc., Class  A (a)(b) 299 24,778
AT&T, Inc. 29,418 852,828
877,606
Electric Utilities ( 1 .3% )
Alliant Energy Corp. (b) 4,857 348,538
Entergy Corp. 4,056 455,732
FirstEnergy Corp. 7,585 384,256
PPL Corp. 9,577 365,842
1,554,368
Electrical Equipment ( 1 .3% )
AMETEK, Inc. 1,904 408,141
Bloom Energy Corp., Class  A (a) 652 88,340
GE Vernova, Inc. 642 560,402
Hubbell, Inc., Class  B (b) 487 238,990
Vertiv Holdings Co., Class  A 956 239,555
1,535,428
Electronic Equipment, Instruments & Components ( 1 .0% )
Coherent Corp. (a) 337 80,277
Corning, Inc. 5,550 754,634
TE Connectivity plc 2,019 422,011
1,256,922
Entertainment ( 1 .9% )
Netflix, Inc. (a) 11,203 1,077,168
ROBLOX Corp., Class  A (a) 1,233 69,738
Spotify Technology SA (a) 328 159,051

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Entertainment (cont’d)
Walt Disney Co. (The) 4,576 $ 441,035
Warner Bros Discovery, Inc. (a) 20,076 551,287
2,298,279
Financial Services ( 4 .0% )
Berkshire Hathaway, Inc., Class  B (a) 3,509 1,681,513
Block, Inc., Class  A (a) 3,944 237,350
Fiserv, Inc. (a) 6,028 336,362
Klarna Group plc (a)(b) 1,816 23,771
Mastercard, Inc., Class  A 2,289 1,143,722
Rocket Cos., Inc., Class  A (a) 1,650 23,513
Toast, Inc., Class  A (a) 1,017 26,961
Visa, Inc., Class  A 4,489 1,356,755
4,829,947
Food Products ( 0 .2% )
General Mills, Inc. 6,798 253,022
Ground Transportation ( 0 .7% )
JB Hunt Transport Services, Inc. 1,784 378,030
Old Dominion Freight Line, Inc. 2,704 528,361
906,391
Health Care Equipment & Supplies ( 1 .1% )
Intuitive Surgical, Inc. (a) 1,170 539,358
Medtronic plc 6,128 530,991
ResMed, Inc. 1,430 321,007
1,391,356
Health Care Providers & Services ( 1 .4% )
Cencora, Inc. 1,341 421,262
Centene Corp. (a) 10,518 344,359
Labcorp Holdings, Inc. 1,321 352,456
UnitedHealth Group, Inc. 2,142 579,604
1,697,681
Health Care Technology ( 0 .0% ) (d)
Veeva Systems, Inc., Class  A (a) 297 52,171
Hotels, Restaurants & Leisure ( 1 .3% )
Booking Holdings, Inc. 98 412,611
Darden Restaurants, Inc. (b) 1,831 358,949
Flutter Entertainment plc (a) 1,677 170,970
Las Vegas Sands Corp. 1,888 101,726
Viking Holdings Ltd. (a) 783 57,535
Yum! Brands, Inc. 2,731 424,616
1,526,407
Household Durables ( 0 .3% )
PulteGroup, Inc. 2,997 352,477
Household Products ( 0 .8% )
Procter & Gamble Co. (The) 6,990 1,009,636
Industrial Conglomerates ( 0 .4% )
3M Co. 3,142 456,313
Insurance ( 1 .9% )
Hartford Insurance Group, Inc. (The) 2,807 379,591
Loews Corp. 3,123 333,349
Markel Group, Inc. (a) 117 223,946
Principal Financial Group, Inc. 2,510 226,176
Prudential Financial, Inc. 3,605 352,173
Shares Value
Travelers Cos., Inc. (The) 1,665 $ 485,647
W. R. Berkley Corp. 3,957 262,270
2,263,152
Interactive Media & Services ( 8 .0% )
Alphabet, Inc., Class  A (c) 12,909 3,712,112
Alphabet, Inc., Class  C 11,266 3,231,765
Meta Platforms, Inc., Class  A 4,720 2,700,454
Pinterest, Inc., Class  A (a) 1,437 26,354
Reddit, Inc., Class  A (a) 413 55,610
9,726,295
IT Services ( 0 .9% )
Amdocs Ltd. 353 23,037
Cloudflare, Inc., Class  A (a) 768 158,469
CoreWeave, Inc., Class  A (a)(b) 339 26,262
Gartner, Inc. (a) 196 31,035
International Business Machines Corp. 2,556 619,549
MongoDB, Inc., Class  A (a) 875 214,174
Okta, Inc., Class  A (a) 392 30,854
Snowflake, Inc., Class  A (a) 291 43,888
1,147,268
Life Sciences Tools & Services ( 0 .8% )
Illumina, Inc. (a) 1,514 186,616
Thermo Fisher Scientific, Inc. 1,223 601,141
West Pharmaceutical Services, Inc. 874 219,059
1,006,816
Machinery ( 1 .4% )
Caterpillar, Inc. 1,450 1,027,267
Dover Corp. 1,626 338,940
Otis Worldwide Corp. 4,194 323,273
1,689,480
Media ( 0 .0% ) (d)
EchoStar Corp., Class  A (a)(b) 350 40,974
Metals & Mining ( 0 .6% )
Anglogold Ashanti plc 633 61,629
Newmont Corp. 5,534 599,056
Southern Copper Corp. (b) 460 79,170
739,855
Multi-Utilities ( 1 .3% )
Ameren Corp. 3,407 374,498
CenterPoint Energy, Inc. (b) 9,671 417,400
CMS Energy Corp. 4,718 366,022
DTE Energy Co. 2,494 364,673
1,522,593
Oil, Gas & Consumable Fuels ( 4 .3% )
Cheniere Energy, Inc. 1,934 548,792
Chevron Corp. 6,137 1,269,745
Devon Energy Corp. 10,678 537,317
Exxon Mobil Corp. 12,796 2,170,969
Targa Resources Corp. 1,913 479,647
Venture Global, Inc., Class  A 14,350 226,156
5,232,626
Passenger Airlines ( 0 .3% )
Delta Air Lines, Inc. 5,778 384,121

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Shares Value
Pharmaceuticals ( 4 .0% )
Eli Lilly & Co. 2,088 $ 1,920,480
Johnson & Johnson 7,518 1,837,700
Merck & Co., Inc. 8,898 1,070,340
Royalty Pharma plc, Class  A 1,818 87,210
4,915,730
Professional Services ( 0 .6% )
Paychex, Inc. 3,742 344,713
SS&C Technologies Holdings, Inc. 2,006 135,545
TransUnion 3,619 250,399
730,657
Residential REITs ( 1 .3% )
AvalonBay Communities, Inc. 1,901 310,528
Equity Residential 5,649 334,138
Essex Property Trust, Inc. 1,338 323,796
Mid-America Apartment Communities, Inc. 2,521 307,865
Sun Communities, Inc. 2,732 344,123
1,620,450
Semiconductors & Semiconductor Equipment ( 13 .9% )
Advanced Micro Devices, Inc. (a) 2,308 469,516
Broadcom, Inc. 10,186 3,152,669
Credo Technology Group Holding Ltd. (a) 555 52,098
Entegris, Inc. 3,268 383,140
First Solar, Inc. (a) 310 61,151
Intel Corp. 9,089 401,098
KLA Corp. 601 884,918
Marvell Technology, Inc. 2,335 231,282
Microchip Technology, Inc. 4,815 311,097
Micron Technology, Inc. 2,432 821,627
Monolithic Power Systems, Inc. 400 437,340
NVIDIA Corp. (c) 50,540 8,814,176
Qnity Electronics, Inc. 1,260 145,379
QUALCOMM, Inc. 2,590 333,540
Texas Instruments, Inc. 2,388 463,606
16,962,637
Software ( 8 .1% )
AppLovin Corp., Class  A (a) 547 217,706
Circle Internet Group, Inc., Class  A (a) 736 70,222
Crowdstrike Holdings, Inc., Class  A (a) 911 355,663
Fortinet, Inc. (a) 3,648 298,115
Intuit, Inc. 1,218 526,639
Microsoft Corp. (c) 15,593 5,772,061
Oracle Corp. 2,796 411,319
Palantir Technologies, Inc., Class  A (a) 5,167 755,829
Salesforce, Inc. 2,177 406,381
Samsara, Inc., Class  A (a) 3,913 124,003
Strategy, Inc., Class  A (a) 186 23,213
Synopsys, Inc. (a) 1,019 404,013
Workday, Inc., Class  A (a) 2,214 287,643
Zoom Communications, Inc., Class  A (a) 2,270 182,485
Zscaler, Inc. (a) 225 31,565
9,866,857
Specialized REITs ( 0 .3% )
Crown Castle, Inc. 3,975 323,207
Specialty Retail ( 1 .8% )
Best Buy Co., Inc. 2,118 135,976
Shares Value
Carvana Co., Class  A (a) 574 $ 180,454
Home Depot, Inc. (The) 2,984 981,408
Ross Stores, Inc. 2,519 545,691
Ulta Beauty, Inc. (a) 620 324,080
2,167,609
Technology Hardware, Storage & Peripherals ( 7 .1% )
Apple, Inc. (c) 31,793 8,068,745
Everpure, Inc., Class  A (a) 572 33,771
HP, Inc. 14,732 283,002
Sandisk Corp. (a) 367 233,170
Super Micro Computer, Inc. (a) 2,733 62,230
8,680,918
Textiles, Apparel & Luxury Goods ( 0 .1% )
Amer Sports, Inc. (a) 783 25,776
Lululemon Athletica, Inc. (a) 766 117,275
143,051
Tobacco ( 0 .6% )
Philip Morris International, Inc. 4,093 676,737
Trading Companies & Distributors ( 0 .5% )
Ferguson Enterprises, Inc. 916 213,666
United Rentals, Inc. 421 306,724
Watsco, Inc. (b) 342 124,416
644,806
Total Common Stocks
(Cost $112,102,161) 119,659,033
Short-Term Investments (1.6%)
Investment Company (1.3%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.57% (See Note G)
(Cost $1,559,764)
1,559,764 1,559,764
Security held as Collateral on Loaned Securities ( 0 .3% )
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
3.57% (See Note G)
(Cost $339,254)
339,254 339,254
Total Short-Term Investments
(Cost $1,899,018) 1,899,018
–
Total Investments Excluding Purchased
Options ( 99 .8% ) (Cost $ 114,001,179 ) 121,558,051
Total Purchased Options Outstanding (3.3%)
(Cost $3,871,628) 3,985,095
Total Investments ( 103 .1% )
(Cost $ 117,872,807 ) including
$ 1,268,492 of Securities Loaned (e) (f) 125,543,146
Total Written Options (-2.4%)
(Premiums Received $ (4,728,979) ) (2,933,115)
Liabilities in Excess of Other Assets
(
-0.7%
) (867,291)
NET ASSETS (100.0%) $ 121,742,740
(a) Non-income producing security.
(b) All or a portion of this security was on loan at March 31, 2026.

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
(c) All or a portion of the security pledged as collateral for Written options.
(d) Amount is less than 0.05%.
(e) At March 31, 2026, the aggregate cost for federal income tax purposes is $117,872,807. The aggregate gross unrealized
appreciation is $12,784,333 and the aggregate gross unrealized depreciation is $5,113,994, resulting in net unrealized appreciation of $7,670,339.
(f) Securities are available for collateral in connection with open Written options.
REIT Real Estate Investment Trust

Semi-Annual Report — March 31, 2026 (unaudited)
Portfolio of Investments (cont’d)
Parametric Hedged Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Put Options Purchased:
The Fund had the following put options purchased open at March 31, 2026:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Appreciation
(Depreciation)
S&P 500 Index 45 USD 5,575 6/30/26 $ 29,378,340 $ 273,600 $ 664,848 $ (391,248)
S&P 500 Index 45 USD 6,000 9/30/26 29,378,340 998,055 841,128 156,927
S&P 500 Index 45 USD 6,185 12/31/26 29,378,340 1,356,075 986,592 369,483
S&P 500 Index 51 USD 5,860 3/31/27 33,295,452 1,357,365 1,379,060 (21,695)
Total $3,985,095 $3,871,628 $113,467
Call Options Written:
The Fund had the following call options written open at March 31, 2026:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation
(Depreciation)
S&P 500 Index
45 USD 6,900 6/30/26 $ 29,378,340 $ (428,265) $ (1,058,659) $ 630,394
S&P 500 Index
45 USD 7,500 9/30/26 29,378,340 (157,950) (754,264) 596,314
S&P 500 Index
45 USD 7,710 12/31/26 29,378,340 (254,475) (691,487) 437,012
S&P 500 Index
51 USD 7,430 3/31/27 33,295,452 (971,040) (963,012) (8,028)
Total $(1,811,730) $(3,467,422) $1,655,692
Put Options Written:
The Fund had the following put options written open at March 31, 2026:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation
(Depreciation)
S&P 500 Index
45 USD 4,350 6/30/26
$ 29,378,340
$ (74,115)
$ (239,856) $ 165,741
S&P 500 Index
45 USD 4,700 9/30/26
29,378,340
(242,640)
(288,989) 46,349
S&P 500 Index
45 USD 4,800 12/31/26
29,378,340
(379,800)
(300,303) (79,497)
S&P 500 Index
51 USD 4,500 3/31/27
33,295,452
(424,830)
(432,409) 7,579
Total
$(1,121,385)
$(1,261,557) $140,172
USD United States Dollar
Sector Classification of Portfolio *
Classification
Percentage of Total
Investments
Information Technology 31 .4%
Other** 14 .6
Financials 11 .6
Communication Services 10 .3
Consumer Discretionary 9 .4
Health Care 9 .0
Industrials 8 .5
Consumer Staples 5 .2
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of March 31, 2026.
** Sectors representing less than 5% of total investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Statements of Assets and Liabilities

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
ra
Calvert
International
Responsible
Index ETF
Calvert
Ultra-Short
Investment
Grade ETF
Calvert
US Large-Cap
Core Responsible
Index ETF
Calvert
US Large-Cap
Diversity, Equity and
Inclusion Index ETF
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost $ 254,637,154 $ 190,557,126 $ 586,909,648 $ 14,973,827
Investments in Securities of Affiliated Issuers, at Cost 9,281,772 11,911,615 4,229,803 55,262
Total Investments in Securities, at Cost 263,918,926 202,468,741 591,139,451 15,029,089
Investments in Securities of Unaffiliated Issuers, at Value
(1)
309,006,039 190,523,717 697,580,541 15,463,644
Investments in Securities of Affiliated Issuers, at Value 9,281,772 11,911,615 4,229,803 55,262
Total Investments in Securities, at Value 318,287,811 202,435,332 701,810,344 15,518,906
Foreign Currency, at Value
(2)
682,611 — 730 —
Unrealized Appreciation on Foreign Currency Forward
Exchange Contracts — 72,221 — —
Cash 53,272 — — 2
Receivable for Fund Units Sold — 2,529,016 3,998,549 —
Interest Receivable — 1,258,228 — —
Dividends Receivable 1,327,144 18,948 402,063 8,846
Receivable for Variation Margin on Futures Contracts — 64,597 — —
Receivable from Securities Lending Income 8,760 1,844 1,136 24
Total Assets
320,359,598 206,380,186 706,212,822 15,527,778
Liabilities:
Due to Authorized Participant (Note F) — 2,390,669 3,982,088 —
Collateral on Securities Loaned, at Value 8,770,333 1,994,882 2,228,770 22,122
Payable for Investments Purchased — — 3,136 —
Payable for Management Fee 50,344 39,667 92,064 1,938
Unrealized Depreciation on Foreign Currency Forward
Exchange Contracts — 3,737 — —
Payable for Dividends to Shareholders — 672,640 — —
Payable to Bank — 221,676 624 —
Total Liabilities
8,820,677 5,323,271 6,306,682 24,060
Net Assets
$ 311,538,921 $ 201,056,915 $ 699,906,140 $ 15,503,718
Net Assets Consist of:
Paid-in-Capital $ 265,588,229 $ 201,055,132 $ 588,545,158 $ 14,900,094
Total Distributable Earnings 45,950,692 1,783 111,360,982 603,624
Net Assets
$ 311,538,921 $ 201,056,915 $ 699,906,140 $ 15,503,718
Shares Outstanding
$0.001 Par Value (Unlimited Shares
Authorized) 4,400,000 3,975,000 8,752,000 200,000
Net Asset Value Per Share
$ 70.80 $ 50.58 $ 79.97 $ 77.52
Including:
(20,298,908) (4,267,771) (8,512,848) (158,575)
(1)
Securities on Loan, at Value: $ 19,612,517 $ 4,267,771 $ 8,512,118 $ 158,575
(2)
Cost of Foreign Cash: $ 686,391 $ — $ 730 $ —
a
— 3,737 — —

Semi-Annual Report — March 31, 2026 (unaudited)
Statements of Assets and Liabilities (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Calvert
US Mid-Cap
Core Responsible
Index ETF
Eaton Vance
Floating-
Rate ETF
Eaton Vance
High Income
Municipal ETF
Eaton Vance
High Yield ETF
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost $ 75,122,344 $ 1,270,525,586 $ 46,574,924 $ 32,322,530
Investments in Securities of Affiliated Issuers, at Cost 1,564,266 53,241,340 — 2,725,478
Total Investments in Securities, at Cost 76,686,610 1,323,766,926 46,574,924 35,048,008
Investments in Securities of Unaffiliated Issuers, at Value
(1)
82,892,421 1,239,603,988 47,083,242 32,616,074
Investments in Securities of Affiliated Issuers, at Value 1,564,266 53,241,340 — 2,725,478
Total Investments in Securities, at Value 84,456,687 1,292,845,328 47,083,242 35,341,552
Foreign Currency, at Value
(2)
417 — — —
Cash — 9,438,354 — —
Receivable for Investments Sold — 36,990,349 24,408 208,729
Receivable for Fund Units Sold — — 1,989,220 —
Interest Receivable — 6,998,339 815,034 538,560
Dividends Receivable 96,497 249,392 — 1,909
Receivable from Securities Lending Income 534 296 — 366
Total Assets
84,554,135 1,346,522,058 49,911,904 36,091,116
Liabilities:
Net Unrealized Depreciation on Unfunded Commitments — 6,702 — —
Collateral on Securities Loaned, at Value 1,352,978 2,024,883 — 1,771,220
Payable for Investments Purchased — 52,473,140 — 468,602
Payable for Management Fee 11,081 680,264 16,680 14,224
Payable for Dividends to Shareholders — 7,363,245 211,106 177,418
Payable to Bank 425 — 737 3
Other Liabilities — 11,675 — —
Total Liabilities
1,364,484 62,559,909 228,523 2,431,467
Commitments and contingencies (see Note 9)
Net Assets
$ 83,189,651 $ 1,283,962,149 $ 49,683,381 $ 33,659,649
Net Assets Consist of:
Paid-in-Capital $ 74,477,995 $ 1,339,051,550 $ 49,289,223 $ 33,314,800
Total Distributable Earnings (Accumulated Loss) 8,711,656 (55,089,401) 394,158 344,849
Net Assets
$ 83,189,651 $ 1,283,962,149 $ 49,683,381 $ 33,659,649
Shares Outstanding
$0.001 Par Value (Unlimited Shares
Authorized) 1,300,000 26,580,000 1,000,001 650,000
Net Asset Value Per Share
$ 63.99 $ 48.31 $ 49.68 $ 51.78
Including:
(3,756,006) (3,199,299) — (2,308,872)
(1)
Securities on Loan, at Value: $ 3,755,589 $ 3,199,299 $ — $ 2,308,872
(2)
Cost of Foreign Cash: $ 417 $ — $ — $ —
a

Semi-Annual Report — March 31, 2026 (unaudited)
Statements of Assets and Liabilities (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance
Income
Opportunities ETF
*
Eaton Vance
Intermediate
Municipal
Income ETF
Eaton Vance
Mortgage
Opportunities ETF
Eaton Vance
Preferred Securities
and Income ETF
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost $ 921,438,720 $ 198,840,114 $ 970,747,262 $ 17,512,233
Investments in Securities of Affiliated Issuers, at Cost 165,868,698 — 2,138,062 1,370,439
Total Investments in Securities, at Cost 1,087,307,418 198,840,114 972,885,324 18,882,672
Investments in Securities of Unaffiliated Issuers, at Value 915,478,876 198,968,469 981,215,407 17,250,623
Investments in Securities of Affiliated Issuers, at Value 165,868,698 — 2,137,061 1,370,439
Total Investments in Securities, at Value 1,081,347,574 198,968,469 983,352,468 18,621,062
Foreign Currency, at Value
(1)
4,933,985 — 1,142,306 —
Unrealized Appreciation on Foreign Currency Forward
Exchange Contracts 869,328 — 92,078 —
Unrealized Appreciation on Swap Agreements 11,492 — — —
Cash 1,089,369 — 9,131,700 —
Due from Custodian 15,590,062 — 4,500,000 324,783
Receivable for Investments Sold 52,614,432 125,219 45,653,564 —
Receivable for Fund Units Sold — 6,555,262 121 —
Interest Receivable 7,889,740 1,892,717 3,304,166 183,715
Dividends Receivable 543,549 — 26,717 19,972
Cash Pledged for TBA Commitments 385,000 — — —
Cash Pledged for Foreign Currency Forward Exchange
Contracts 120,000 — — —
Receivable for Variation Margin on Futures Contracts 1,566,243 — 343,057 —
Receivable from Securities Lending Income — 30 — —
Total Assets
1,166,960,774 207,541,697 1,047,546,177 19,149,532
Liabilities:
Securities Sold Short, at Value (Proceeds  $—, $—,
$39,221,094 and $—, respectively) — — 39,282,032 —
Written Options Outstanding, at Value (Premiums Received
$36,445, $—, $— and $—, respectively) 43,722 — — —
Upfront Payment Received on Open Swap Agreements 56,860 — — —
Payable for Investments Purchased 299,120,588 7,850,533 139,119,090 1,361,069
Payable for Management Fee 323,022 16,423 340,508 1,982
Unrealized Depreciation on Foreign Currency Forward
Exchange Contracts 1,188,090 — 61,844 —
Unrealized Depreciation on Swap Agreements 596 — — —
Payable for Variation Margin on Swap Agreements 320,633 — — —
Payable for Dividends to Shareholders 4,936,222 587,185 3,819,640 56,147
Payable to Bank — 2 — 8,295
Reorganization Expenses 1,974 — 46,872 —
Other Liabilities 99,068 — — —
Total Liabilities
306,090,775 8,454,143 182,576,242 1,427,493
Net Assets
$ 860,869,999 $ 199,087,554 $ 864,969,935 $ 17,722,039
Net Assets Consist of:
Paid-in-Capital $ 920,357,304 $ 198,372,525 $ 861,922,979 $ 17,971,252
Total Distributable Earnings (Accumulated Loss) (59,487,305) 715,029 3,046,956 (249,213)
Net Assets
$ 860,869,999 $ 199,087,554 $ 864,969,935 $ 17,722,039
Shares Outstanding
$0.001 Par Value (Unlimited Shares
Authorized) 17,370,855 3,800,000 17,204,429 360,000
Net Asset Value Per Share
$ 49.56 $ 52.39 $ 50.28 $ 49.23
Including:
(4,962,199) — (1,142,148) —
(1)
Cost of Foreign Cash: $ 4,962,199 $ — $ 1,142,148 $ —
a
1,188,090 — 61,844 —
* The Fund acquired all the assets and liabilities of the Morgan Stanley Income Opportunities Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on November 7, 2025 ("Reorganization"). The Predecessor Fund ceased operations immediately following the
Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial
Statements for further Information on the Reorganization.

Semi-Annual Report — March 31, 2026 (unaudited)
Statements of Assets and Liabilities (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance
Short Duration
Income ETF
Eaton Vance
Short Duration
Muncipal Income ETF
Eaton Vance
Total Return
Bond ETF
Eaton Vance
Ultra-Short
Income ETF
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost $ 1,120,633,792 $ 687,370,902 $ 5,504,105,751 $ 183,766,495
Investments in Securities of Affiliated Issuers, at Cost 130,850,649 159,900 334,904,055 8,880,310
Total Investments in Securities, at Cost 1,251,484,441 687,530,802 5,839,009,806 192,646,805
Investments in Securities of Unaffiliated Issuers, at Value
(1)
1,115,263,321 688,258,896 5,450,714,095 183,788,796
Investments in Securities of Affiliated Issuers, at Value 130,236,590 159,900 334,094,053 8,860,218
Total Investments in Securities, at Value 1,245,499,911 688,418,796 5,784,808,148 192,649,014
Foreign Currency, at Value
(2)
— — 6,026,759 —
Unrealized Appreciation on Foreign Currency Forward
Exchange Contracts 8,876 — 698,043 66,411
Cash 239,601 — 273,133 —
Due from Custodian — — 11,794,206 —
Receivable for Investments Sold 41,163,759 178,486 217,865,169 —
Receivable for Fund Units Sold 1,273,046 3,762,347 — 1,268,144
Interest Receivable 8,366,826 7,013,643 39,224,684 1,267,954
Dividends Receivable 140,482 — 793,642 14,391
Receivable for Variation Margin on Futures Contracts 440,511 — 18,379,215 71,712
Receivable from Securities Lending Income 6,920 41 26,000 1,282
Affiliate Fund Waiver 10,702 — 18,010 370
Total Assets
1,297,150,634 699,373,313 6,079,907,009 195,339,278
Liabilities:
Securities Sold Short, at Value (Proceeds  $19,203,188, $—,
$114,622,122 and $—, respectively) 19,253,584 — 114,310,261 —
Collateral on Securities Loaned, at Value 16,155,783 159,900 54,680,441 4,770,323
Payable for Investments Purchased 113,326,993 9,055,388 948,916,087 3,411,822
Payable for Management Fee 222,864 110,647 1,357,097 28,007
Unrealized Depreciation on Foreign Currency Forward
Exchange Contracts 4,434 — 1,189,443 5,138
Payable for Variation Margin on Swap Agreements — — 420,444 —
Payable for Dividends to Shareholders 4,140,346 1,729,380 20,002,933 705,283
Payable to Bank — 356 — 1,600
Total Liabilities
153,104,004 11,055,671 1,140,876,706 8,922,173
Net Assets
$ 1,144,046,630 $ 688,317,642 $ 4,939,030,303 $ 186,417,105
Net Assets Consist of:
Paid-in-Capital $ 1,165,286,978 $ 687,575,826 $ 5,112,939,588 $ 186,134,473
Total Distributable Earnings (Accumulated Loss) (21,240,348) 741,816 (173,909,285) 282,632
Net Assets
$ 1,144,046,630 $ 688,317,642 $ 4,939,030,303 $ 186,417,105
Shares Outstanding
$0.001 Par Value (Unlimited Shares
Authorized) 22,478,924 13,727,962 97,359,193 3,675,000
Net Asset Value Per Share
$ 50.89 $ 50.14 $ 50.73 $ 50.73
Including:
(74,742,641) (152,422) (172,507,691) (5,478,580)
(1)
Securities on Loan, at Value: $ 74,742,641 $ 152,422 $ 167,346,652 $ 5,478,580
(2)
Cost of Foreign Cash: $ — $ — $ 5,161,039 $ —
a
4,434 — 1,189,443 5,138

Semi-Annual Report — March 31, 2026 (unaudited)
Statements of Assets and Liabilities (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Parametric
Equity Plus ETF
Parametric
Equity Premium
Income ETF
Parametric
Hedged Equity ETF
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost $ 19,798,879 $ 320,774,899 $ 115,605,886
Investments in Securities of Affiliated Issuers, at Cost 839,747 14,874,106 2,266,921
Total Investments in Securities, at Cost 20,638,626 335,649,005 117,872,807
Investments in Securities of Unaffiliated Issuers, at Value
(1)
23,247,479 342,227,842 123,194,687
Investments in Securities of Affiliated Issuers, at Value 857,022 14,874,106 2,348,459
Total Investments in Securities, at Value 24,104,501 357,101,948 125,543,146
Foreign Currency, at Value
(2)
— 11,965 —
Cash Pledged for Written Options 95,517 1,426,683 219,446
Receivable for Investments Sold — — 1,395,421
Dividends Receivable 14,396 444,013 70,660
Receivable from Securities Lending Income 34 3,536 385
Total Assets
24,214,448 358,988,145 127,229,058
Liabilities:
Written Options Outstanding, at Value (Premiums Received $363,586, $1,410,583
and $4,728,979, respectively) 341,113 1,521,854 2,933,115
Collateral on Securities Loaned, at Value 66,918 8,398,087 339,254
Payable for Investments Purchased — — 2,182,419
Payable for Management Fee 2,033 84,559 31,530
Payable for Dividends to Shareholders — 3,005,956 —
Total Liabilities
410,064 13,010,456 5,486,318
Net Assets
$ 23,804,384 $ 345,977,689 $ 121,742,740
Net Assets Consist of:
Paid-in-Capital $ 21,450,591 $ 333,470,688 $ 117,288,723
Total Distributable Earnings 2,353,793 12,507,001 4,454,017
Net Assets
$ 23,804,384 $ 345,977,689 $ 121,742,740
Shares Outstanding
$0.001 Par Value (Unlimited Shares Authorized) 850,001 12,650,000 3,800,000
Net Asset Value Per Share
$ 28.01 $ 27.35 $ 32.04
Including:
(258,471) (25,805,632) (1,268,492)
(1)
Securities on Loan, at Value: $ 258,471 $ 25,793,667 $ 1,268,492
(2)
Cost of Foreign Cash: $ — $ 11,965 $ —
a
341,113 1,521,854 2,933,115

Semi-Annual Report — March 31, 2026 (unaudited)
Statements of Operations

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Calvert
International
Responsible
Index ETF
Calvert
Ultra-Short
Investment
Grade ETF
Calvert
US Large-Cap
Core Responsible
Index ETF
Calvert
US Large-Cap
Diversity, Equity and
Inclusion Index ETF
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 2,905,568 $ — $ 4,225,970 $ 98,788
Dividends from Securities of Affiliated Issuers (Note G) 14,777 78,995 39,676 1,129
Income from Securities Loaned of Affiliated Issuers - Net (Note G) 10,896 2,365 5,888 71
Interest from Securities of Unaffiliated Issuers — 4,148,985 — —
Less: Foreign Taxes Withheld (300,707) — (439) (10)
Income from Securities Loaned - Net 14,225 3,324 5,741 80
Total Investment Income 2,644,759 4,233,669 4,276,836 100,058
Expenses:
Management Fee (Note B) 253,901 222,579 506,055 11,370
Total Expenses 253,901 222,579 506,055 11,370
Rebate from Morgan Stanley Affiliates (Note G) (554) (3,089) (1,502) (44)
Net Expenses 253,347 219,490 504,553 11,326
Net Investment Income
2,391,412 4,014,179 3,772,283 88,732
Realized Gain (Loss):
Investments Sold (2,815,568) 206,983 (923,690) 32,218
In-kind Redemptions on Investments — — 3,932,634 615,767
Foreign Currency Forward Exchange Contracts — (87,361) — —
Foreign Currency Transactions (23,332) 18,361 — —
Futures Contracts — (13,583) — —
Net Realized Gain (Loss) (2,838,900) 124,400 3,008,944 647,985
Change in Unrealized Appreciation (Depreciation):
Investments 12,331,879 (632,131) (21,573,714) (961,221)
Foreign Currency Forward Exchange Contracts — 68,484 — —
Foreign Currency Translation (13,288) (203) — —
Futures Contracts — 15,123 — —
Net Change in Unrealized Appreciation (Depreciation) 12,318,591 (548,727) (21,573,714) (961,221)
Net Realized Gain (Loss) and Change in Unrealized Appreciation
(Depreciation)
9,479,691 (424,327) (18,564,770) (313,236)
Net Increase (Decrease) in Net Assets Resulting from Operations $ 11,871,103 $ 3,589,852 $ (14,792,487) $ (224,504)

Semi-Annual Report — March 31, 2026 (unaudited)
Statements of Operations (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Calvert
US Mid-Cap
Core Responsible
Index ETF
Eaton Vance
Floating-
Rate ETF
Eaton Vance
High Income
Municipal ETF
Eaton Vance
High Yield ETF
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 669,493 $ 9,600 $ — $ —
Dividends from Securities of Affiliated Issuers (Note G) 5,956 2,006,642 — 12,853
Income from Securities Loaned of Affiliated Issuers - Net (Note G) 2,433 1,632 — 2,137
Interest from Securities of Unaffiliated Issuers — 48,338,187 1,229,849 987,733
Less: Foreign Taxes Withheld (267) — — —
Income from Securities Loaned - Net 1,551 715 — 340
Total Investment Income 679,166 50,356,776 1,229,849 1,003,063
Expenses:
Management Fee (Note B) 61,899 4,082,118 90,684 70,818
Total Expenses 61,899 4,082,118 90,684 70,818
Rebate from Morgan Stanley Affiliates (Note G) (229) (75,793) — (486)
Net Expenses 61,670 4,006,325 90,684 70,332
Net Investment Income
617,496 46,350,451 1,139,165 932,731
Realized Gain (Loss):
Investments Sold 95,162 (14,836,981) 80,439 107,898
In-kind Redemptions on Investments 1,756,475 — — —
Foreign Currency Transactions — 876 — —
Net Realized Gain (Loss) 1,851,637 (14,836,105) 80,439 107,898
Change in Unrealized Appreciation (Depreciation):
Investments (1,132,600) (23,941,250) 102,313 (775,003)
Unfunded Commitments — (13,280) — —
Net Change in Unrealized Appreciation (Depreciation) (1,132,600) (23,954,530) 102,313 (775,003)
Net Realized Gain (Loss) and Change in Unrealized Appreciation
(Depreciation)
719,037 (38,790,635) 182,752 (667,105)
Net Increase in Net Assets Resulting from Operations $ 1,336,533 $ 7,559,816 $ 1,321,917 $ 265,626

Semi-Annual Report — March 31, 2026 (unaudited)
Statements of Operations (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
For the period
from
November 1, 2025
to
March 31, 2026
*
Year Ended
October 31, 2025
Eaton Vance
Intermediate
Municipal
Income ETF
Eaton Vance
Mortgage
Opportunities ETF
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 2,739 $ 1,045,162 $ — $ 98
Dividends from Securities of Affiliated Issuers (Note G) 1,080,735 2,437,376 — 224,447
Income from Securities Loaned of Affiliated Issuers - Net (Note G) — 35 —
Interest from Securities of Unaffiliated Issuers 11,745,044 36,903,297 2,771,676 22,941,684
Interest from Securities of Affiliated Issuers (Note G) — — 1,404
Less: Foreign Taxes Withheld (88,384) (183,729) — (8,889)
Income from Securities Loaned - Net 7 135,810 — —
Total Investment Income 12,740,141 40,337,916 2,771,711 23,158,744
Expenses:
—
Management Fee (Note B) 1,049,487 — 216,778 1,782,813
Advisory Fees (Note B) 19,330 2,194,974 — —
Sub Transfer Agency Fees (Note D) 9,411 — — —
Sub Transfer Agency Fees and Expenses (Class A) (Note D) — 65,972 — —
Sub Transfer Agency Fees and Expenses (Class L) (Note D) — 2,549 — —
Sub Transfer Agency Fees and Expenses (Class I) (Note D) — 348,546 — —
Sub Transfer Agency Fees and Expenses (Class C) (Note D) — 7,685 — —
Administration Fees (Note B) 4,832 548,744 — —
Professional Fees 6,074 352,496 — —
Distribution Fee (Note C) 4,701 — — —
Distribution Fee (Class A) (Note C) — 143,055 — —
Distribution Fee (Class L) (Note C) — 11,476 — —
Distribution Fee (Class C) (Note C) — 105,006 — —
Registration Fees — 185,641 — —
Reorganization Fees 60,331 446,177 — —
Custodian Fees (Note E) 1,983 100,901 — —
Transfer Agency Fees (Note D) 868 — — —
Transfer Agency Fees and Expenses (Class A) (Note D) — 12,670 — —
Transfer Agency Fees and Expenses (Class L) (Note D) — 3,253 — —
Transfer Agency Fees and Expenses (Class I) (Note D) — 18,082 — —
Transfer Agency Fees and Expenses (Class C) (Note D) — 7,095 — —
Transfer Agency Fees and Expenses (Class R6) (Note D) — 4,274 — —
Transfer Agency Fees and Expenses (Class IR) (Note D) — 2,053 — —
Shareholder Reporting Fees 917 — — —
Shareholder Reports and Notices — 43,775 — —
Trustees' Fees and Expenses — 21,822 — —
Other Expenses 1,190 100,217 — —
Total Expenses 1,159,124 4,726,463 216,778 1,782,813
Waiver of Advisory and Other Fees (Note B) (162,785) — (142,027) —
Less: Waiver of Advisory Fees (Note D) — (82,558) — —
Less: Reimbursement of Class Specific Expenses (Class L) (Note D) — (967) — —
Less: Reimbursement of Class Specific Expenses (Class I) (Note D) — (245,246) — —
Less: Reimbursement of Class Specific Expenses (Class R6) (Note D) — (4,254) — —
Less: Reimbursement of Class Specific Expenses (Class IR) (Note D) — (2,053) — —
Less: Rebate from Morgan Stanley Affiliates (Note G) — (129,697) — —
Less: Waiver of Shareholder Services Fees - Class A (Note B) — (12,217) — —
Less: Waiver of Shareholder Services Fees - Class L (Note B) — (934) — —
Less: Waiver of Shareholder Services Fees - Class C (Note B) — (8,579) — —
Reimbursement of Class Specific Expenses (Note B) (4,701) — — —
Rebate from Morgan Stanley Affiliates (Note G) (42,450) — — (8,688)
Net Expenses 949,188 4,239,958 74,751 1,774,125
Net Investment Income
11,790,953 36,097,958 2,696,960 21,384,619

Semi-Annual Report — March 31, 2026 (unaudited)
Statements of Operations (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance Income Opportunities ETF
For the period
from
November 1, 2025
to
March 31, 2026
*
Year Ended
October 31, 2025
Eaton Vance
Intermediate
Municipal
Income ETF
Eaton Vance
Mortgage
Opportunities ETF
Realized Gain (Loss):
Investments Sold
(1)
2,046,953 18,001,710 693,354 1,757,412
TBA Sales Commitments (472,600) — — 731,945
Foreign Currency Forward Exchange Contracts 539,477 (12,819,718) — 1,701,241
Foreign Currency Transactions (274,968) 856,720 — (58,249)
Futures Contracts (477,689) (2,515,902) — 443,601
Swap Agreements (377,659) (153,455) — —
Net Realized Gain 983,514 3,369,355 693,354 4,575,950
Change in Unrealized Appreciation (Depreciation):
—
Investments
(2)
(13,430,016) 12,391,705 (1,951,620) (6,955,530)
Investments in Affiliates — 171,810 — 120
TBA Sales Commitments — — — (52,589)
Written Options Contracts (7,277) — — —
Foreign Currency Forward Exchange Contracts (786,753) (186,071) — (146,681)
Foreign Currency Translation 8,075 51,583 — (27,187)
Futures Contracts 345,292 3,319,033 — (2,267,203)
Swap Agreements (1,252,816) 1,033,498 — —
Net Change in Unrealized Appreciation (Depreciation) (15,123,495) 16,781,558 (1,951,620) (9,449,070)
Net Realized Gain (Loss) and Change in Unrealized Appreciation
(Depreciation)
(14,139,981) 20,150,913 (1,258,266) (4,873,120)
Net Increase (Decrease) in Net Assets Resulting from Operations $ (2,349,028) $ 56,248,871 $ 1,438,694 $ 16,511,499
Including:
$ – $ 87,840 $ – $ –
(1)
Capital Gain Country Tax — 43,655 — —
(2)
Deferred Capital Gain Country Tax — 44,185 — —
* The Fund acquired all the assets and liabilities of the Morgan Stanley Income Opportunities Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on November 7, 2025 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial Statements for further Information on the Reorganization.

Semi-Annual Report — March 31, 2026 (unaudited)
Statements of Operations (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance
Preferred Securities
and Income ETF
*
Eaton Vance
Short Duration
Income ETF
Eaton Vance
Short Duration
Municipal
Income ETF
Eaton Vance
Total Return
Bond ETF
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ 19,925 $ 15 $ — $ 374
Dividends from Securities of Affiliated Issuers (Note G) 1,682 1,088,906 — 3,017,622
Income from Securities Loaned of Affiliated Issuers - Net (Note G) — 111,850 311 109,176
Interest from Securities of Unaffiliated Issuers 48,700 20,689,613 9,317,407 105,838,308
Less: Foreign Taxes Withheld — — — (49,666)
Income from Securities Loaned - Net — 16,155 — 64,129
Total Investment Income 70,307 21,906,539 9,317,718 108,979,943
Expenses:
Management Fee (Note B) 4,004 1,056,500 550,855 6,743,456
Total Expenses 4,004 1,056,500 550,855 6,743,456
Waiver of Advisory and Other Fees (Note B) (1,950) — — —
Rebate from Morgan Stanley Affiliates (Note G) (71) (64,322) — (154,720)
Net Expenses 1,983 992,178 550,855 6,588,736
Net Investment Income
68,324 20,914,361 8,766,863 102,391,207
Realized Gain (Loss):
Investments Sold 220 1,004,487 (6,941) 1,342,839
TBA Sales Commitments — 219,645 — 5,424,289
Foreign Currency Forward Exchange Contracts — 432,766 — 3,764,466
Foreign Currency Transactions — (3,105) — 150,890
Futures Contracts — (1,936,745) — 3,474,902
Swap Agreements — — — (430,208)
Net Realized Gain (Loss) 220 (282,952) (6,941) 13,727,178
Change in Unrealized Appreciation (Depreciation):
Investments (261,610) (10,216,469) (3,453,352) (80,227,697)
Investments in Affiliates — (556,379) — (976,426)
TBA Sales Commitments — (70,614) — 198,725
Foreign Currency Forward Exchange Contracts — 4,442 — (807,430)
Foreign Currency Translation — (4,470) — 31,121
Futures Contracts — 286,142 — (10,332,140)
Swap Agreements — — — (420,954)
Net Change in Unrealized Appreciation (Depreciation) (261,610) (10,557,348) (3,453,352) (92,534,801)
Net Realized Gain and Change in Unrealized Appreciation
(Depreciation)
(261,390) (10,840,300) (3,460,293) (78,807,623)
Net Increase (Decrease) in Net Assets Resulting from Operations $ (193,066) $ 10,074,061 $ 5,306,570 $ 23,583,584
* For the period from March 3, 2026 (Commencement of Operations) to March 31, 2026.

Semi-Annual Report — March 31, 2026 (unaudited)
Statements of Operations (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance
Ultra-Short
Income ETF
Parametric
Equity Plus ETF
Parametric
Equity Premium
Income ETF
Parametric
Hedged Equity ETF
Investment Income:
Dividends from Securities of Unaffiliated Issuers $ — $ 137,044 $ 4,786,155 $ 780,067
Dividends from Securities of Affiliated Issuers (Note G) 76,140 16,930 54,220 43,161
Income from Securities Loaned of Affiliated Issuers - Net (Note G) 4,732 250 8,851 2,273
Interest from Securities of Unaffiliated Issuers 5,423,125 — — —
Less: Foreign Taxes Withheld — — (10,915) —
Income from Securities Loaned - Net 3,157 175 6,900 1,160
Total Investment Income 5,507,154 154,399 4,845,211 826,661
Expenses:
Management Fee (Note B) 204,002 35,892 412,753 190,994
Total Expenses 204,002 35,892 412,753 190,994
Waiver of Advisory and Other Fees (Note B) — (15,215) — —
Rebate from Morgan Stanley Affiliates (Note G) (3,657) (611) (2,090) (1,422)
Net Expenses 200,345 20,066 410,663 189,572
Net Investment Income
5,306,809 134,333 4,434,548 637,089
Realized Gain (Loss):
Investments Sold 277,761 (617,520) 1,765,375 (4,528,843)
Investments in Affiliates (10,999) — — (3,920)
In-kind Redemptions on Investments 237,991 — 653,733 8,643,464
In-Kind Redemptions on Investments in Affiliates — — — 40,697
Written Options Contracts — 536,505 6,915,383 193,668
Foreign Currency Forward Exchange Contracts (59,323) — — —
Foreign Currency Transactions 162 — (237) —
Futures Contracts (18,648) — — —
Net Realized Gain (Loss) 426,944 (81,015) 9,334,254 4,345,066
Change in Unrealized Appreciation (Depreciation):
Investments (764,012) (308,221) 12,001,007 (8,329,260)
Investments in Affiliates (14,842) 2,766 — (17,518)
Written Options Contracts — (9,039) (246,273) 4,312,961
Foreign Currency Forward Exchange Contracts 61,273 — — —
Foreign Currency Translation (231) — — —
Futures Contracts 12,687 — — —
Net Change in Unrealized Appreciation (Depreciation) (705,125) (314,494) 11,754,734 (4,033,817)
Net Realized Loss and Change in Unrealized Appreciation
(Depreciation)
(278,181) (395,509) 21,088,988 311,249
Net Increase (Decrease) in Net Assets Resulting from Operations $ 5,028,628 $ (261,176) $ 25,523,536 $ 948,338

Semi-Annual Report — March 31, 2026
Statements of Changes in Net Assets

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Calvert International Responsible
Index ETF
Calvert Ultra-Short Investment
Grade ETF
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 2,391,412  $ 3,714,276  $ 4,014,179  $ 8,641,221
Net Realized Gain (Loss) (2,838,900) (1,053,791) 124,400  202,087
Net Change in Unrealized Appreciation (Depreciation) 12,318,591  24,725,873  (548,727) 198,021
Net Increase in Net Assets Resulting from Operations 11,871,103  27,386,358  3,589,852  9,041,329
Dividends and Distributions to Shareholders:
Dividends and Distributions (3,799,396) (4,141,388) (4,047,472) (9,135,431)
Total Dividends and Distributions to Shareholders (3,799,396) (4,141,388) (4,047,472) (9,135,431)
Capital Share Transactions:
(1)
Subscribed –  –  13,966,213  139,622,622
Subscribed In-Kind 72,488,557  93,741,530  8,867,009  3,799,265
Redeemed –  –  (8,882,954) (24,073,433)
Redeemed In-Kind –  (5,792,396) –  (30,440,095)
Net Increase in Net Assets Resulting from Capital Share
Transactions 72,488,557  87,949,134  13,950,268  88,908,359
Total Increase in Net Assets 80,560,264  111,194,104  13,492,648  88,814,257
Net Assets:
Beginning of Period 230,978,657  119,784,553  187,564,267  98,750,010
End of Period $ 311,538,921  $ 230,978,657  $ 201,056,915  $ 187,564,267
Capital Share Transactions:
Beginning of Period 3,400,000  2,000,000  3,700,000  1,950,000
Shares Subscribed –  –  275,000  2,750,000
Shares Subscribed In-Kind 1,000,000  1,500,000  175,000  75,000
Shares Redeemed –  –  (175,000) (475,000)
Shares Redeemed In-Kind –  (100,000) –  (600,000)
Shares Outstanding, End of Period Net Increase in 4,400,000  3,400,000  3,975,000  3,700,000
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Semi-Annual Report — March 31, 2026
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Calvert US Large-Cap Core
Responsible Index ETF
Calvert US Large-Cap Diversity, Equity and
Inclusion Index ETF
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 3,772,283  $ 5,109,440  $ 88,732  $ 265,570
Net Realized Gain 3,008,944  13,045,544  647,985  3,562,485
Net Change in Unrealized Appreciation (Depreciation) (21,573,714) 52,519,497  (961,221) (296,391)
Net Increase (Decrease) in Net Assets Resulting from
Operations (14,792,487) 70,674,481  (224,504) 3,531,664
Dividends and Distributions to Shareholders:
Dividends and Distributions (3,713,163) (5,075,428) (90,848) (269,737)
Total Dividends and Distributions to Shareholders (3,713,163) (5,075,428) (90,848) (269,737)
Capital Share Transactions:
(1)
Subscribed In-Kind 121,125,809  207,064,961  –  7,193,822
Redeemed In-Kind (8,584,083) (35,896,938) (3,986,345) (22,303,958)
Net Increase (Decrease) in Net Assets Resulting from
Capital Share Transactions 112,541,726  171,168,023  (3,986,345) (15,110,136)
Total Increase (Decrease) in Net Assets 94,036,076  236,767,076  (4,301,697) (11,848,209)
Net Assets:
Beginning of Period 605,870,064  369,102,988  19,805,415  31,653,624
End of Period $ 699,906,140  $ 605,870,064  $ 15,503,718  $ 19,805,415
Capital Share Transactions:
Beginning of Period 7,402,000  5,152,000  250,000  450,000
Shares Subscribed In-Kind 1,450,000  2,750,000  –  100,000
Shares Redeemed In-Kind (100,000) (500,000) (50,000) (300,000)
Shares Outstanding, End of Period Net Increase in 8,752,000  7,402,000  200,000  250,000
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Semi-Annual Report — March 31, 2026
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Calvert US Mid-Cap Core
Responsible Index ETF Eaton Vance Floating-Rate ETF
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 617,496  $ 954,512  $ 46,350,451  $ 95,061,539
Net Realized Gain (Loss) 1,851,637  2,818,431  (14,836,105) (7,676,123)
Net Change in Unrealized Appreciation (Depreciation) (1,132,600) 1,267,127  (23,954,530) (3,625,869)
Net Increase in Net Assets Resulting from Operations 1,336,533  5,040,070  7,559,816  83,759,547
Dividends and Distributions to Shareholders:
Dividends and Distributions (589,501) (1,011,915) (45,428,648) (97,039,720)
Total Dividends and Distributions to Shareholders (589,501) (1,011,915) (45,428,648) (97,039,720)
Capital Share Transactions:
(1)
Subscribed —  –  30,052,390  497,409,432
Subscribed In-Kind 9,577,094  15,121,688  –  27,999,868
Redeemed —  –  (194,040,724) (64,805,893)
Redeemed In-Kind (6,461,861) (5,973,670) –  (8,918,870)
Net Increase (Decrease) in Net Assets Resulting from
Capital Share Transactions 3,115,233  9,148,018  (163,988,334) 451,684,537
Total Increase (Decrease) in Net Assets 3,862,265  13,176,173  (201,857,166) 438,404,364
Net Assets:
Beginning of Period 79,327,386  66,151,213  1,485,819,315  1,047,414,951
End of Period $ 83,189,651  $ 79,327,386  $ 1,283,962,149  $ 1,485,819,315
Capital Share Transactions:
Beginning of Period 1,250,000  1,100,000  29,900,000  20,920,000
Shares Subscribed –  –  600,000  9,920,000
Shares Subscribed In-Kind 150,000  250,000  –  560,000
Shares Redeemed –  –  (3,920,000) (1,320,000)
Shares Redeemed In-Kind (100,000) (100,000) –  (180,000)
Shares Outstanding, End of Period Net Increase in 1,300,000  1,250,000  26,580,000  29,900,000
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Semi-Annual Report — March 31, 2026
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance High Income
Municipal ETF Eaton Vance High Yield ETF
Six Months Ended
March 31, 2026
(unaudited)
For the Period from
February 25, 2025
^
to September 30,
2025
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 1,139,165  $ 932,246  $ 932,731  $ 1,427,665
Net Realized Gain (Loss) 80,439  (190,805) 107,898  230,942
Net Change in Unrealized Appreciation (Depreciation) 102,313  406,005  (775,003) (338,991)
Net Increase in Net Assets Resulting from Operations 1,321,917  1,147,446  265,626  1,319,616
Dividends and Distributions to Shareholders:
Dividends and Distributions (1,140,764) (934,441) (1,173,418) (1,597,833)
Total Dividends and Distributions to Shareholders (1,140,764) (934,441) (1,173,418) (1,597,833)
Capital Share Transactions:
(1)
Subscribed 18,043,336  45,067,695  –  –
Subscribed In-Kind –  —  13,314,800  –
Redeemed (8,991,936) (4,829,872) –  –
Net Increase in Net Assets Resulting from Capital Share
Transactions 9,051,400  40,237,823  13,314,800  –
Total Increase (Decrease) in Net Assets 9,232,553  40,450,828  12,407,008  (278,217)
Net Assets:
Beginning of Period 40,450,828  –  21,252,641  21,530,858
End of Period $ 49,683,381  $ 40,450,828  $ 33,659,649  $ 21,252,641
Capital Share Transactions:
Beginning of Period 820,001  –  400,000  400,000
Shares Subscribed 360,000  920,001  –  –
Shares Subscribed In-Kind –  –  250,000  –
Shares Redeemed (180,000) (100,000) –  –
Shares Outstanding, End of Period Net Increase in 1,000,001  820,001  650,000  400,000
^ Commencement of Operations
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Semi-Annual Report — March 31, 2026
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
a
Eaton Vance Income Opportunities ETF

a
For the Period
November 1, 2025
to
March 31, 2026
(unaudited)
*

Year Ended
October 31, 2025

Year Ended
October 31, 2024

Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 11,790,953  $ 36,097,958  $ 41,300,975
Net Realized Gain 983,514  3,369,355  4,652,896
Net Change in Unrealized Appreciation (Depreciation) (15,123,495) 16,781,558  42,339,491
Net Increase (Decrease) in Net Assets Resulting from Operations (2,349,028) 56,248,871  88,293,362
Dividends and Distributions to Shareholders:
Dividends and Distributions (14,537,486) (30,308,679) (35,733,753)
Paid-in-Capital –  (6,007,858) (6,497,173)
Total Dividends and Distributions to Shareholders (14,537,486) (36,316,537) (42,230,926)
Capital Share Transactions:
(1)
Subscribed 92,673,157  90,936,415  119,731,833
Subscribed In-Kind 487,579,456  –  –
Distributions Reinvested –  20,587,369  23,193,703
Redeemed (27,342,725) (347,226,578) (192,449,962)
Class A:
Subscribed –  10,656,524  12,856,305
Distributions Reinvested –  2,864,017  2,681,367
Redeemed –  (15,090,437) (12,791,519)
Class L:
Exchanged –  –  10
Distributions Reinvested –  110,116  106,982
Redeemed –  (331,572) (317,158)
Class C:
Subscribed –  2,393,043  621,836
Distributions Reinvested –  469,339  520,940
Redeemed –  (4,858,454) (4,324,924)
Class R6:
Subscribed –  115,886,527  14,680,959
Distributions Reinvested –  10,080,369  13,662,155
Redeemed –  (370,302,692) (1,470,395)
Class IR:
Distributions Reinvested –  620  615
Redeemed –  (12,890) –
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions 552,909,888  (483,838,284) (23,297,253)
Total Increase (Decrease) in Net Assets 536,023,374  (463,905,950) 22,765,183
Net Assets:
Beginning of Period 324,846,625  788,752,575  765,987,392
End of Period $ 860,869,999  $ 324,846,625  $ 788,752,575

Semi-Annual Report — March 31, 2026
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
a
Eaton Vance Income Opportunities ETF

a
For the Period
November 1, 2025
to
March 31, 2026
(unaudited)
*

Year Ended
October 31, 2025

Year Ended
October 31, 2024

Capital Share Transactions:
Shares Subscribed 1,825,713  17,224,677  23,229,035
Shares Subscribed In-Kind 9,600,000  –  –
Shares Issued on Distributions Reinvested –  3,884,998  4,483,699
Shares Redeemed (546,915) (65,141,067) (37,260,470)
Class A:
Shares Subscribed –  2,042,565  2,526,327
Shares Issued on Distributions Reinvested –  548,204  525,898
Shares Redeemed –  (2,895,842) (2,511,036)
Class L:
Shares Exchanged –  –  2
Shares Issued on Distributions Reinvested –  21,075  20,992
Shares Redeemed –  (63,237) (62,302)
Class C:
Shares Subscribed –  457,495  123,456
Shares Issued on Distributions Reinvested –  89,925  102,304
Shares Redeemed –  (931,613) (848,613)
Class R6:
Shares Subscribed –  22,032,414  2,912,870
Shares Issued on Distributions Reinvested –  1,913,341  2,638,655
Shares Redeemed –  (70,091,555) (279,935)
Class IR:
Shares Issued on Distributions Reinvested –  117  119
Shares Redeemed –  (2,383) –
* The Fund acquired all the assets and liabilities of the Morgan Stanley Income Opportunities Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on November 7, 2025 ("Reorganization"). The Predecessor Fund ceased operations immediately following the
Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial
Statements for further Information on the Reorganization.
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Semi-Annual Report — March 31, 2026
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal
Income ETF
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 2,696,960  $ 2,614,112
Net Realized Gain (Loss) 693,354  (187,473)
Net Change in Unrealized Appreciation (Depreciation) (1,951,620) 1,015,671
Net Increase in Net Assets Resulting from Operations 1,438,694  3,442,310
Dividends and Distributions to Shareholders:
Dividends and Distributions (2,697,804) (2,629,788)
Total Dividends and Distributions to Shareholders (2,697,804) (2,629,788)
Capital Share Transactions:
(1)
Subscribed 89,064,437  84,007,679
Net Increase in Net Assets Resulting from Capital Share Transactions 89,064,437  84,007,679
Total Increase in Net Assets 87,805,327  84,820,201
Net Assets:
Beginning of Period 111,282,227  26,462,026
End of Period $ 199,087,554  $ 111,282,227
Capital Share Transactions:
Beginning of Period 2,125,000  500,000
Shares Subscribed 1,675,000  1,625,000
Shares Outstanding, End of Period Net Increase in 3,800,000  2,125,000

Semi-Annual Report — March 31, 2026
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
a
Eaton Vance Mortgage Opportunities ETF

a
Six Months Ended
March 31, 2026
(unaudited)

For the Period
November 1, 2024
to
September 30,
2025
*

Year Ended
October 31, 2024

Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 21,384,619  $ 23,443,926  $ 18,286,557
Net Realized Gain 4,575,950  4,657,476  9,029,707
Net Change in Unrealized Appreciation (Depreciation) (9,449,070) 18,522,121  12,757,466
Net Increase in Net Assets Resulting from Operations 16,511,499  46,623,523  40,073,730
Dividends and Distributions to Shareholders:
Dividends and Distributions (19,501,674) (27,827,102) (19,401,023)
Total Dividends and Distributions to Shareholders (19,501,674) (27,827,102) (19,401,023)
Capital Share Transactions:
(1)
Subscribed 161,449,187  358,307,282  252,128,864
Subscribed In-Kind 7,146,482  38,142,255  –
Distributions Reinvested –  22,973,162  16,442,794
Redeemed –  (209,104,408) (99,279,806)
Class A:
Subscribed –  –  19,311,508
Distributions Reinvested –  –  2,689,868
Redeemed –  –  (11,085,168)
Class L:
Subscribed –  –  –
Distributions Reinvested –  –  14,337
Redeemed –  –  (14,373)
Class C:
Subscribed –  –  2,805,677
Distributions Reinvested –  –  137,012
Redeemed –  –  (921,882)
Class R6:
Subscribed –  –  4,478
Distributions Reinvested –  –  695
Redeemed –  –  (32)
Net Increase in Net Assets Resulting from Capital Share Transactions 168,595,669  210,318,291  182,233,972
Total Increase in Net Assets 165,605,494  229,114,712  202,906,679
Net Assets:
Beginning of Period 699,364,441  470,249,729  267,343,050
End of Period $ 864,969,935  $ 699,364,441  $ 470,249,729

Semi-Annual Report — March 31, 2026
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
a
Eaton Vance Mortgage Opportunities ETF

a
Six Months Ended
March 31, 2026
(unaudited)

For the Period
November 1, 2024
to
September 30,
2025
*

Year Ended
October 31, 2024

Capital Share Transactions:
Shares Subscribed 3,180,000  7,261,801  33,121,861
Shares Subscribed In-Kind 140,000  760,000  –
Shares Issued on Distributions Reinvested –  466,588  2,165,500
Shares Redeemed –  (4,244,114) (13,167,160)
Class A:
Shares Subscribed –  –  2,494,658
Shares Issued on Distributions Reinvested –  –  349,223
Shares Redeemed –  –  (1,433,534)
Class L:
Shares Subscribed –  –  –
Shares Issued on Distributions Reinvested –  –  1,881
Shares Redeemed –  –  (1,891)
Class C:
Shares Subscribed –  –  363,212
Shares Issued on Distributions Reinvested –  –  17,916
Shares Redeemed –  –  (121,125)
Class R6:
Shares Subscribed –  –  587
Shares Issued on Distributions Reinvested –  –  92
Shares Redeemed –  –  (4)
* The Fund acquired all the assets and liabilities of the Morgan Stanley Mortgage Securities Trust ("Predecessor Fund") in a reorganization that occurred as of the close of business on August 1, 2025 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization.
As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial Statements for further Information on the Reorganization.
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Semi-Annual Report — March 31, 2026
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance
Preferred Securities
and Income ETF Eaton Vance Short Duration Income ETF
For the Period from
March 3, 2026
^
to
March 31, 2026
(unaudited)
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 68,324  $ 20,914,361  $ 16,565,511
Net Realized Gain (Loss) 220  (282,952) 1,711,928
Net Change in Unrealized Appreciation (Depreciation) (261,610) (10,557,348) 3,205,545
Net Increase (Decrease) in Net Assets Resulting from Operations (193,066) 10,074,061  21,482,984
Dividends and Distributions to Shareholders:
Dividends and Distributions (56,147) (21,037,153) (16,418,431)
Total Dividends and Distributions to Shareholders (56,147) (21,037,153) (16,418,431)
Capital Share Transactions:
(1)
Subscribed 14,979,857  3,873,414  43,293,354
Subscribed In-Kind 2,991,395  484,528,583  440,141,248
Net Increase in Net Assets Resulting from Capital Share Transactions 17,971,252  488,401,997  483,434,602
Total Increase in Net Assets 17,722,039  477,438,905  488,499,155
Net Assets:
Beginning of Period –  666,607,725  178,108,570
End of Period $ 17,722,039  $ 1,144,046,630  $ 666,607,725
Capital Share Transactions:
Beginning of Period –  12,978,924  3,503,924
Shares Subscribed 300,000  75,000  850,000
Shares Subscribed In-Kind 60,000  9,425,000  8,625,000
Shares Outstanding, End of Period Net Increase in 360,000  22,478,924  12,978,924
^ Commencement of Operations
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Semi-Annual Report — March 31, 2026
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal
Income ETF Eaton Vance Total Return Bond ETF
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 8,766,863  $ 9,311,553  $ 102,391,207  $ 82,030,729
Net Realized Gain (Loss) (6,941) 70,713  13,727,178  460,739
Net Change in Unrealized Appreciation (Depreciation) (3,453,352) 2,326,390  (92,534,801) 32,685,541
Net Increase in Net Assets Resulting from Operations 5,306,570  11,708,656  23,583,584  115,177,009
Dividends and Distributions to Shareholders:
Dividends and Distributions (8,733,123) (9,337,352) (101,403,280) (82,351,742)
Total Dividends and Distributions to Shareholders (8,733,123) (9,337,352) (101,403,280) (82,351,742)
Capital Share Transactions:
(1)
Subscribed 210,684,174  340,420,533  20,826,307  117,392,412
Subscribed In-Kind –  –  1,748,406,102  2,430,948,885
Redeemed –  (4,955,723) –  –
Redeemed In-Kind –  –  –  (22,096,422)
Net Increase in Net Assets Resulting from Capital Share
Transactions 210,684,174  335,464,810  1,769,232,409  2,526,244,875
Total Increase in Net Assets 207,257,621  337,836,114  1,691,412,713  2,559,070,142
Net Assets:
Beginning of Period 481,060,021  143,223,907  3,247,617,590  688,547,448
End of Period $ 688,317,642  $ 481,060,021  $ 4,939,030,303  $ 3,247,617,590
Capital Share Transactions:
Beginning of Period 9,552,962  2,852,962  63,119,193  13,319,193
Shares Subscribed 4,175,000  6,800,000  400,000  2,320,000
Shares Subscribed In-Kind –  –  33,840,000  47,920,000
Shares Redeemed –  (100,000) –  –
Shares Redeemed In-Kind –  –  –  (440,000)
Shares Outstanding, End of Period Net Increase in 13,727,962  9,552,962  97,359,193  63,119,193
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Semi-Annual Report — March 31, 2026
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF Parametric Equity Plus ETF
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Six Months Ended
March 31, 2026
(unaudited)
For the Period from
November 7, 2024
^
to September 30,
2025
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 5,306,809  $ 7,149,821  $ 134,333  $ 214,368
Net Realized Gain (Loss) 426,944  119,789  (81,015) (1,034,884)
Net Change in Unrealized Appreciation (Depreciation) (705,125) 530,120  (314,494) 3,802,842
Net Increase (Decrease) in Net Assets Resulting from
Operations 5,028,628  7,799,730  (261,176) 2,982,326
Dividends and Distributions to Shareholders:
Dividends and Distributions (5,698,291) (7,205,179) (132,067) (207,534)
Total Dividends and Distributions to Shareholders (5,698,291) (7,205,179) (132,067) (207,534)
Capital Share Transactions:
(1)
Subscribed 40,786,358  144,935,782  –  25
Subscribed In-Kind 5,086,020  90,163,187  –  23,781,237
Redeemed (28,004,027) (35,552,325) –  –
Redeemed In-Kind (70,162,176) (5,085,669) –  (2,358,427)
Net Increase (Decrease) in Net Assets Resulting from
Capital Share Transactions (52,293,825) 194,460,975  –  21,422,835
Total Increase (Decrease) in Net Assets (52,963,488) 195,055,526  (393,243) 24,197,627
Net Assets:
Beginning of Period 239,380,593  44,325,067  24,197,627  –
End of Period $ 186,417,105  $ 239,380,593  $ 23,804,384  $ 24,197,627
Capital Share Transactions:
Beginning of Period 4,700,000  875,000  850,001  –
Shares Subscribed 800,000  2,850,000  –  1
Shares Subscribed In-Kind 100,000  1,775,000  –  950,000
Shares Redeemed (550,000) (700,000) –  –
Shares Redeemed In-Kind (1,375,000) (100,000) –  (100,000)
Shares Outstanding, End of Period Net Increase in 3,675,000  4,700,000  850,001  850,001
^ Commencement of Operations
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Semi-Annual Report — March 31, 2026
Statements of Changes in Net Assets (cont’d)

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF Parametric Hedged Equity ETF
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income $ 4,434,548  $ 5,039,642  $ 637,089  $ 912,893
Net Realized Gain (Loss) 9,334,254  (1,433,931) 4,345,066  (538,879)
Net Change in Unrealized Appreciation (Depreciation) 11,754,734  5,351,697  (4,033,817) 11,212,958
Net Increase in Net Assets Resulting from Operations 25,523,536  8,957,408  948,338  11,586,972
Dividends and Distributions to Shareholders:
Dividends and Distributions (11,513,617) (7,019,105) (804,100) (917,558)
Paid-in-Capital –  (6,226,543) –  (271,827)
Total Dividends and Distributions to Shareholders (11,513,617) (13,245,648) (804,100) (1,189,385)
Capital Share Transactions:
(1)
Subscribed In-Kind 89,433,246  210,869,709  43,634,228  80,923,485
Redeemed (4,156,248) –  –  –
Redeemed In-Kind (3,956,295) (32,104,479) (32,568,971) (22,393,553)
Net Increase in Net Assets Resulting from Capital Share
Transactions 81,320,703  178,765,230  11,065,257  58,529,932
Total Increase in Net Assets 95,330,622  174,476,990  11,209,495  68,927,519
Net Assets:
Beginning of Period 250,647,067  76,170,077  110,533,245  41,605,726
End of Period $ 345,977,689  $ 250,647,067  $ 121,742,740  $ 110,533,245
Capital Share Transactions:
Beginning of Period 9,650,000  2,800,000  3,450,000  1,450,000
Shares Subscribed In-Kind 3,300,000  8,050,000  1,350,000  2,750,000
Shares Redeemed (150,000) –  –  –
Shares Redeemed In-Kind (150,000) (1,200,000) (1,000,000) (750,000)
Shares Outstanding, End of Period Net Increase in 12,650,000  9,650,000  3,800,000  3,450,000
(1) Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note F to the Financial Statements.

Semi-Annual Report — March 31, 2026
Financial Highlights
Calvert International Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2026
(unaudited)
Year Ended September 30, aaaa
For the Period from
January 30, 2023
(1)
to
September 30, 2023
2025 aaa 2024 aaa
Net Asset Value, Beginning of Period
$ 67 .93 $ 59 .89 $ 48 .41 $ 50 .00
Income (Loss) from Investment Operations:
— — — —
Net Investment Income
(2)
0 .61 1 .53 1 .39 1 .02
Net Realized and Unrealized Gain (Loss) 3 .23 8 .14 11 .37 ( 1 .82 )
Total from Investment Operations 3 .84 9 .67 12 .76 ( 0 .80 )
Distributions from and/or in Excess of:
— — — —
Net Investment Income ( 0 .97 ) ( 1 .63 ) ( 1 .28 ) ( 0 .79 )
Net Asset Value, End of Period
$ 70 .80 $ 67 .93 $ 59 .89 $ 48 .41
Total Return
(3)
5 .63%
(4)
16 .52% 26 .55% ( 1 .66 ) %
(4)
Ratios to Average Net Assets and Supplemental Data:
$311,539 $230,979 $119,785 $—
Net Assets, End of Period (Thousands) $ 311,539 $ 230,979 $ 119,785 $ 58,090
Ratio of Expenses
(5)
0 .18%
(6)
0 .18% 0 .18% 0 .18%
(6)
Ratio of Net Investment Income
(5)
1 .70%
(6)
2 .49% 2 .52% 3 .01%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .00%
(7)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
5%
(4)
11% 10% 13%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2026
Financial Highlights
Calvert Ultra-Short Investment Grade ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2026
(unaudited)
Year Ended September 30, aaaa
For the Period from
January 30, 2023
(1)
to
September 30, 2023
2025 aaa 2024 aaa
Net Asset Value, Beginning of Period
$ 50 .69 $ 50 .64 $ 50 .03 $ 50 .00
Income (Loss) from Investment Operations:
— — — —
Net Investment Income
(2)
1 .10 2 .40 2 .87 1 .82
Net Realized and Unrealized Gain (Loss) ( 0 .11 ) 0 .08 0 .48 ( 0 .07 )
Total from Investment Operations 0 .99 2 .48 3 .35 1 .75
Distributions from and/or in Excess of:
— — — —
Net Investment Income ( 1 .10 ) ( 2 .43 ) ( 2 .74 ) ( 1 .72 )
Net Asset Value, End of Period
$ 50 .58 $ 50 .69 $ 50 .64 $ 50 .03
Total Return
(3)
1 .97%
(4)
5 .01% 6 .89% 3 .54%
(4)
Ratios to Average Net Assets and Supplemental Data:
$201,057 $187,564 $98,750 $—
Net Assets, End of Period (Thousands) $ 201,057 $ 187,564 $ 98,750 $ 46,275
Ratio of Expenses
(5)
0 .24%
(6)
0 .23% 0 .24% 0 .24%
(6)
Ratio of Net Investment Income
(5)
4 .33%
(6)
4 .73% 5 .70% 5 .42%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .01% 0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate 54%
(4) (8)
134%
(8)
81% 54%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2026
Financial Highlights
Calvert US Large-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2026
(unaudited)
Year Ended September 30, aaaa
For the Period from
January 30, 2023
(1)
to
September 30, 2023
2025 aaa 2024 aaa
Net Asset Value, Beginning of Period
$ 81 .85 $ 71 .64 $ 53 .11 $ 50 .00
Income (Loss) from Investment Operations:
— — — —
Net Investment Income
(2)
0 .47 0 .83 0 .76 0 .45
Net Realized and Unrealized Gain (Loss) ( 1 .90 ) 10 .18 18 .53 2 .98
Total from Investment Operations ( 1 .43 ) 11 .01 19 .29 3 .43
Distributions from and/or in Excess of:
— — — —
Net Investment Income ( 0 .45 ) ( 0 .80 ) ( 0 .76 ) ( 0 .32 )
Net Asset Value, End of Period
$ 79 .97 $ 81 .85 $ 71 .64 $ 53 .11
Total Return
(3)
( 1 .77 ) %
(4)
15 .46% 36 .47% 6 .85%
(4)
Ratios to Average Net Assets and Supplemental Data:
$699,906 $605,870 $369,103 $—
Net Assets, End of Period (Thousands) $ 699,906 $ 605,870 $ 369,103 $ 217,876
Ratio of Expenses
(5)
0 .15%
(6)
0 .15% 0 .15% 0 .15%
(6)
Ratio of Net Investment Income
(5)
1 .12%
(6)
1 .12% 1 .20% 1 .25%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .00%
(7)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
2%
(4)
7% 10% 6%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2026
Financial Highlights
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2026
(unaudited)
Year Ended September 30, aaaa
For the Period from
January 30, 2023
(1)
to
September 30, 2023
2025 aaa 2024 aaa
Net Asset Value, Beginning of Period
$ 79 .22 $ 70 .34 $ 54 .17 $ 50 .00
Income (Loss) from Investment Operations:
— — — —
Net Investment Income
(2)
0 .44 0 .78 0 .86 0 .49
Net Realized and Unrealized Gain (Loss) ( 1 .69 ) 8 .93 16 .21 4 .13
Total from Investment Operations ( 1 .25 ) 9 .71 17 .07 4 .62
Distributions from and/or in Excess of:
— — — —
Net Investment Income ( 0 .45 ) ( 0 .83 ) ( 0 .90 ) ( 0 .45 )
Net Asset Value, End of Period
$ 77 .52 $ 79 .22 $ 70 .34 $ 54 .17
Total Return
(3)
( 1 .60 ) %
(4)
13 .90% 31 .65% 9 .23%
(4)
Ratios to Average Net Assets and Supplemental Data:
$15,504 $19,805 $31,654 $—
Net Assets, End of Period (Thousands) $ 15,504 $ 19,805 $ 31,654 $ 24,376
Ratio of Expenses
(5)
0 .14%
(6)
0 .14% 0 .14% 0 .14%
(6)
Ratio of Net Investment Income
(5)
1 .09%
(6)
1 .07% 1 .35% 1 .36%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .00%
(7)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
2%
(4)
37% 44% 19%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2026
Financial Highlights
Calvert US Mid-Cap Core Responsible Index ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2026
(unaudited)
Year Ended September 30, aaaa
For the Period from
January 30, 2023
(1)
to
September 30, 2023
2025 aaa 2024 aaa
Net Asset Value, Beginning of Period
$ 63 .46 $ 60 .14 $ 47 .59 $ 50 .00
Income (Loss) from Investment Operations:
— — — —
Net Investment Income
(2)
0 .49 0 .83 0 .69 0 .44
Net Realized and Unrealized Gain (Loss) 0 .48 3 .35 12 .47 ( 2 .46 )
Total from Investment Operations 0 .97 4 .18 13 .16 ( 2 .02 )
Distributions from and/or in Excess of:
— — — —
Net Investment Income ( 0 .44 ) ( 0 .86 ) ( 0 .61 ) ( 0 .39 )
Net Asset Value, End of Period
$ 63 .99 $ 63 .46 $ 60 .14 $ 47 .59
Total Return
(3)
1 .53%
(4)
7 .04% 27 .76% ( 4 .06 ) %
(4)
Ratios to Average Net Assets and Supplemental Data:
$83,190 $79,327 $66,151 $—
Net Assets, End of Period (Thousands) $ 83,190 $ 79,327 $ 66,151 $ 23,796
Ratio of Expenses
(5)
0 .15%
(6)
0 .15% 0 .15% 0 .15%
(6)
Ratio of Net Investment Income
(5)
1 .50%
(6)
1 .38% 1 .26% 1 .32%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .00%
(7)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
4%
(4)
24% 28% 16%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2026
Financial Highlights
Eaton Vance Floating-Rate ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
For the Period from
February 6, 2024
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 49 .69 $ 50 .07 $ 50 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
1 .68 3 .72 2 .59
Net Realized and Unrealized Loss ( 1 .40 ) ( 0 .34 ) ( 0 .30 )
Total from Investment Operations 0 .28 3 .38 2 .29
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 1 .66 ) ( 3 .76 ) ( 1 .98 )
Paid-in-Capital — — ( 0 .24 )
Total Distributions ( 1 .66 ) ( 3 .76 ) ( 2 .22 )
Net Asset Value, End of Period
$ 48 .31 $ 49 .69 $ 50 .07
Total Return
(3)
0 .60%
(4)
6 .94% 4 .64%
(4)
Ratios to Average Net Assets and Supplemental Data:
$1,283,962 $1,485,819 $1,047,415
Net Assets, End of Period (Thousands) $ 1,283,962 $ 1,485,819 $ 1,047,415
Ratio of Expenses
(5)
0 .59%
(6)
0 .59% 0 .55%
(6)
Ratio of Net Investment Income
(5)
6 .82%
(6)
7 .44% 7 .90%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .01%
(6)
0 .01% 0 .05%
(6)
Portfolio Turnover Rate 41%
(4)
81%
(7)
32%
(4) (7)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2026
Financial Highlights
Eaton Vance High Income Municipal ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2026
(unaudited)
For the Period from
February 25, 2025
(1)
to
September 30, 2025
Net Asset Value, Beginning of Period
$ 49 .33 $ 50 .00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
1 .22 1 .41
Net Realized and Unrealized Gain (Loss) 0 .33 ( 0 .81 )
Total from Investment Operations 1 .55 0 .60
Distributions from and/or in Excess of:
— —
Net Investment Income ( 1 .20 ) ( 1 .27 )
Net Asset Value, End of Period
$ 49 .68 $ 49 .33
Total Return
(3)
3 .15%
(4)
1 .28%
(4)
Ratios to Average Net Assets and Supplemental Data:
$49,683 $40,451
Net Assets, End of Period (Thousands) $ 49,683 $ 40,451
Ratio of Expenses 0 .39%
(5)
0 .39%
(5)
Ratio of Net Investment Income 4 .90%
(5)
4 .87%
(5)
Portfolio Turnover Rate 53%
(4)
82%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.

Semi-Annual Report — March 31, 2026
Financial Highlights
Eaton Vance High Yield ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
For the Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 53 .13 $ 53 .83 $ 50 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
1 .67 3 .57 3 .47
Net Realized and Unrealized Gain (Loss) ( 0 .99 ) ( 0 .28 ) 3 .83
Total from Investment Operations 0 .68 3 .29 7 .30
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 2 .03 ) ( 3 .99 ) ( 3 .47 )
Net Asset Value, End of Period
$ 51 .78 $ 53 .13 $ 53 .83
Total Return
(3)
1 .28%
(4)
6 .52% 14 .88%
(4)
Ratios to Average Net Assets and Supplemental Data:
$33,660 $21,253 $21,531
Net Assets, End of Period (Thousands) $ 33,660 $ 21,253 $ 21,531
Ratio of Expenses
(5)
0 .48%
(6)
0 .48% 0 .47%
(6)
Ratio of Net Investment Income
(5)
6 .33%
(6)
6 .75% 6 .89%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .00%
(7)
0 .01%
(6)
Portfolio Turnover Rate 15%
(4) (8)
29% 22%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2026
Financial Highlights
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and
Ratios
For the Period
November 1,
2025
to
March 31, 2026
(unaudited)
(1)
Year Ended October 31,
2025
(1)
2024
(1)
2023
(1)
2022
(1)
2021
(1)
Net Asset Value, Beginning of Period
(2)
$50.01 $48.34 $45.65 $46.58 $53.25 $53.43
Income (Loss) from Investment
Operations:
(2)
— — — — — —
Net Investment Income
(3)
1.0 1 2.59 2.50 2.22 1.76 1.48
Net Realized and Unrealized Gain (Loss) (0.1 1 ) 1.86 2.69 (0.10) (6.30) (0.09)
Total from Investment Operations 0.90 4.45 5.19 2.12 (4.54) 1.39
Distributions from and/or in Excess of:
(2)
— — — — — —
Net Investment Income (1.35) (2.41) (2.13) (2.59) (2.13) (1.48)
Net Realized Gain — — — — — (0.09)
Paid-in-Capital — (0.37) (0.37) (0.46) — —
Total Distributions (1.35) (2.78) (2.50) (3.05) (2.13) (1.57)
Net Asset Value, End of Period
(2)
$49.56 $50.01 $48.34 $45.65 $46.58 $53.25
Total Return
(4) (5)
1.79%
(6)
9.44% 11.63%
(7)
4.68% (8.74)% (2.51)%
(8)
Ratios to Average Net Assets and
Supplemental Data:
$860,870 $— $— $— $— $—
Net Assets, End of Period (Thousands) $860,870 $233,262 $455,296 $476,677 $419,470 $683,692
Ratio of Expenses before Expense Limitation 0.58%
(9)
0.67% 0.62% 0.59% 0.56% 0.55%
Ratio of Expenses after Expense
Limitation
(10)
0.48%
(9)
0.58% 0.57% 0.59% 0.56% 0.55%
Ratio of Expenses after Expense Limitation
Excluding Interest Expenses
(10)
N/A N/A N/A N/A 0.56% N/A
Ratio of Net Investment Income after
Expense Limitation
(10)
5 . 98%
(9)
5.30% 5.16%
(11)
4.82% 3.42% 2.79%
Ratio of Net Investment Income before
Expense Limitation 5 . 8 8%
(9)
5.39% 5.11%
(11)
4.82% 3.42% 2.79%
Ratio of Rebate from Morgan Stanley
Affiliates 0.0 2%
(9)
0.02% 0.01% 0.01% 0.00%
(12)
0.00%
(12)
Portfolio Turnover Rate 112%
(6)(13)
304% 155% 118% 62% 115%
(1) The Fund acquired all the assets and liabilities of the Morgan Stanley Income Opportunities Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on November 7, 2025 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization.
As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial Statements for further Information on the Reorganization.
(2) Per share amounts reflect the conversion of Morgan Stanley Income Opportunities Fund into the Fund as of the close of November 7, 2025.
(3) Per share amount is based on average shares outstanding.
(4) Calculated based on the net asset value as of the last business day of the period.
(5) Morgan Stanley Income Opportunities Fund was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed Morgan
Stanley Income Opportunities Fund's historical performance and the performance information reflects that of the Class I shares of Morgan Stanley Income
Opportunities Fund.
(6) Not annualized.
(7) Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.
(8) Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and
Performance Summary.
(9) Annualized.
(10) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan
Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley
Affiliates.”

Semi-Annual Report — March 31, 2026
Financial Highlights (cont’d)
Eaton Vance Income Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
PERIOD ENDED
EXPENSE
RATIO
NET INVESTMENT
INCOME RATIO
October 31, 2024
0.59%
5.14%
(11) If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class I shares:
(12) Amount is less than 0.005%.
(13) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2026
Financial Highlights
Eaton Vance Intermediate Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
For the Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$52.37 $52.92 $50.00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
0.96 1.97 1.98
Net Realized and Unrealized Gain (Loss) (0.02) (0.61) 2.89
Total from Investment Operations 0.94 1.36 4.87
Distributions from and/or in Excess of:
— — —
Net Investment Income (0.92) (1.91) (1.95)
Net Asset Value, End of Period
$52.39 $52.37 $52.92
Total Return
(3)
1.79%
(4)
2.67% 9.85%
(4)
Ratios to Average Net Assets and Supplemental Data:
$199,088 $111,282 $26,462
Net Assets, End of Period (Thousands) $199,088 $111,282 $26,462
Ratio of Expenses before Expense Limitation 0.29%
(5)
0.29% 0.29%
(5)
Ratio of Expenses after Expense Limitation 0.10%
(5)
0.10% 0.29%
(5)
Ratio of Net Investment Income after Expense Limitation 3.61%
(5)
3.81% 3.96%
(5)
Ratio of Net Investment Income before Expense Limitation 3. 42%
(5)
3.62% 3.96%
(5)
Portfolio Turnover Rate 29%
(4)
86% 81%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.

Semi-Annual Report — March 31, 2026
Financial Highlights
Eaton Vance Mortgage Opportunities ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
PERIOD ENDED
EXPENSE
RATIO
NET INVESTMENT
INCOME RATIO
October 31, 2024
0.69%
5.19%
Selected Per Share Data and Ratios
Six Months
Ended
March 31,
2026
(unaudited)
For the Period
November 1,
2024
to
September 30,
2025
(1)
Year Ended October 31,
2024
(1)
2023
(1)
2022
(1)
2021
(1)
2020
(1)
Net Asset Value, Beginning of Period
(2)
$50.37 $48.77 $45.41 $46.36 $53.59 $53.78 $54.80
Income (Loss) from Investment Operations:
(2)
— — — — — — —
Net Investment Income
(3)
1.36 0.39 2.54 2.47 1.78 1.46 1.71
Net Realized and Unrealized Gain (Loss) (0.22) 1.95 3.48 (0.76) (7.23) (0.25) (0.38)
Total from Investment Operations 1.14 2.34 6.02 1.71 (5.45) 1.21 1.33
Distributions from and/or in Excess of:
— — — — — — —
Net Investment Income (1.23) (0.74) (2.66) (2.66) (1.78) (1.40) (2.16)
Net Realized Gain — — — — — — (0.19)
Total Distributions (1.23) (0.74) (2.66) (2.66) (1.78) (1.40) (2.35)
Net Asset Value, End of Period
(2)
$50.28 $50.37 $48.77 $45.41 $46.36 $53.59 $53.78
Total Return
(4) (5) (6)
2.24% 8.42% 13.51%
(7)
3.58% (10.33)% 2.28%
(8)
2.58%
(8)
Ratios to Average Net Assets and Supplemental
Data:
$864,970 $—
Net Assets, End of Period (Thousands) $864,970 $699,364 $405,824 $219,485 $136,895 $135,147 $116,307
Ratio of Expenses before Expense Limitation 0.45%
(9)
0.86%
(9)
0.81% 0.91% 0.91% 0.87% 0.91%
Ratio of Expenses after Expense Limitation
(10)
0.45%
(9)
0.64%
(9)
0.64%
(11)
0.70% 0.69% 0.69% 0.69%
Ratio of Net Investment Income after Expense
Limitation 5.40%
(9)
4.49%
(9)
5.24%
(11)
5.27% 3.57% 2.59% 3.20%
Ratio of Net Investment Income before Expense
Limitation 5.40%
(9)
4.27%
(9)
5.07% 5.06% 5.06% 2.41% 2.98%
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(9)(12)
0.00%
(9) (12)
0.01% 0.00%
(12)
0.01% 0.01% 0.01%
Portfolio Turnover Rate 95%
(5)(1 3 )
105%
(5)(1 3 )
383% 429% 334% 371% 233%
(1) The Fund acquired all the assets and liabilities of the Morgan Stanley Mortgage Securities Trust ("Predecessor Fund") in a reorganization that occurred as of the close of business on August 1, 2025 ("Reorganization"). The Predecessor Fund ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects the Predecessor Fund's Class I shares. See Notes to Financial Statements for further Information on the Reorganization.
(2) Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of August 1, 2025.
(3) Per share amount is based on average shares outstanding.
(4) Calculated based on the net asset value as of the last business day of the period.
(5) Not annualized.
(6) The Morgan Stanley Mortgage Securities Trust was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed the Morgan
Stanley Mortgage Securities Trust's historical performance and the performance information reflects that of the Class I shares of the Morgan Stanley Mortgage
Securities Trust.
(7) Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return of Class I shares.
(8) Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance
Summary.
(9) Annualized.
(10) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(11) If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class I shares:
(12) Amount is less than 0.005%.
(13) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2026
Financial Highlights
Eaton Vance Preferred Securities and Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
For the Period from
March 3, 2026
(1)
to
March 31, 2026
(unaudited)
Net Asset Value, Beginning of Period
$50.00
Income (Loss) from Investment Operations:
—
Net Investment Income
(2)
0.26
Net Realized and Unrealized Loss (0.87)
Total from Investment Operations (0.61)
Distributions from and/or in Excess of:
—
Net Investment Income (0.16)
Net Asset Value, End of Period
$49.23
Total Return
(3)
(1.27) %
(4)
Ratios to Average Net Assets and Supplemental Data:
$17,722
Net Assets, End of Period (Thousands) $17,723
Ratio of Expenses before Expense Limitation 0.39%
(5)
Ratio of Expenses after Expense Limitation
(6)
0.19%
(5)
Ratio of Net Investment Income after Expense Limitation
(6)
6.49%
(5)
Ratio of Net Investment Income before Expense Limitation
(6)
6. 2 9%
(5)
Ratio of Rebate from Morgan Stanley Affiliates 0.01%
(5)
Portfolio Turnover Rate
(7)
0%
(4) (8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) In-kind transactions are not included in portfolio turnover calculations.
(8) Amount is less than 0.005%.

Semi-Annual Report — March 31, 2026
Financial Highlights
Eaton Vance Short Duration Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and
Ratios
Six Months Ended
March 31, 2026
(unaudited)
Year Ended September 30,
2025 2024
(1)
2023
(1)
2022
(1)
2021
(1)
Net Asset Value, Beginning of Period
(2)
$51.36 $50.83 $48.76 $48.14 $51.74 $51.62
Income (Loss) from Investment
Operations:
(2)
— — — — — —
Net Investment Income
(3)
1.22 2.51 0.45 1.37 0.75 0.62
Net Realized and Unrealized Gain (Loss) (0.50) 0.40 2.68 0.61 (3.60) 0.18
Total from Investment Operations 0.72 2.91 3.13 1.98 (2.85) 0.80
Distributions from and/or in Excess of:
(2)
— — — — — —
Net Investment Income (1.19) (2.38) (1.06) (1.30) (0.75) (0.68)
Net Realized Gain — — — (0.06) — —
Total Distributions (1.19) (2.38) (1.06) (1.36) (0.75) (0.68)
Net Asset Value, End of Period
(2)
$50.89 $51.36 $50.83 $48.76 $48.14 $51.74
Total Return
(4) (5)
1.42%
(6)
5.88% 8.94% 4.19% (5.62)% 1.57%
Ratios to Average Net Assets and
Supplemental Data:
$1,144,047 $666,608 $178,109 $— $— $—
Net Assets, End of Period (Thousands) $1,144,047 $666,608 $178,109 $160,099 $178,175 $255,659
Ratio of Expenses 0.23%
(7)(8)
0.22%
(8)
0.58%
(9)
0.47%
(9)
0.44%
(9)
0.45%
(9)
Ratio of Expenses after Expense Limitation
(8)
N/A N/A 0.27% 0.30% 0.30% 0.30%
Ratio of Net Investment Income
(8)
4.75%
(7)
4.93% 4.04% 2.76% 1.48% 1.25%
Ratio of Rebate from Morgan Stanley
Affiliates 0.01%
(7)
0.02% 0.01% 0.00%
(10)
0.00%
(10)
0.00%
(10)
Portfolio Turnover Rate 58%
(6)(11)
124%
(11)
117%
(11)
26% 53% 53%
(1) The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  - Short Duration Income Portfolio (“Short Duration Income”) in a
reorganization that occurred as of the close of business on June 14, 2024 (“Reorganization”). Short Duration Income ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects Short Duration Income's Class I shares and has been retroactively adjusted to reflect the Reorganization. See Notes to Financial Statements for further Information on the Reorganization.
(2) Per share amounts reflect the conversion of Short Duration Income into the Fund as of the close of June 14, 2024.
(3) Per share amount is based on average shares outstanding.
(4) Calculated based on the net asset value as of the last business day of the period.
(5) Short Duration Income was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed Short Duration Income's historical performance and the performance information reflects that of the Class I shares of Short Duration Income.
(6) Not annualized.
(7) Annualized.
(8) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(9) Reflects ratio of expenses before expense limitation.
(10) Amount is less than 0.005%.
(11) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2026
Financial Highlights
Eaton Vance Short Duration Municipal Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and
Ratios
Six Months Ended
March 31, 2026
(unaudited)
Year Ended September 30,
2025 2024
(1)
2023
(1)
2022
(1)
2021
(1)
Net Asset Value, Beginning of Period
(2)
$50.36 $50.20 $49.36 $49.51 $49.51 $49.51
Income (Loss) from Investment
Operations:
(2)
— — — — — —
Net Investment Income
(3)
0.76 1.65 1.81 1.53 0.30 0.05
Net Realized and Unrealized Gain (Loss) (0.24) 0.12 0.28 (0.29) 0.00 0.00
Total from Investment Operations 0.52 1.77 2.09 1.24 0.30 0.05
Distributions from and/or in Excess of:
(2)
— — — — — —
Net Investment Income (0.74) (1.61) (1.25) (1.39) (0.30) (0.05)
Net Asset Value, End of Period
(2)
$50.14 $50.36 $50.20 $49.36 $49.51 $49.51
Total Return
(4) (5)
1.03%
(6)
3.59% 5.78% 2.51% 0.61% 0.06%
Ratios to Average Net Assets and
Supplemental Data:
$688,318 $481,060 $143,224 $— $— $—
Net Assets, End of Period (Thousands) $688,318 $481,060 $143,224 $95,009 $71,284 $66,358
Ratio of Expenses 0.19%
(7)(8)
0.19%
(8)
0.41%
(9)
0.43%
(9)
0.46%
(9)
0.40%
(9)
Ratio of Expenses after Expense Limitation N/A N/A 0.21% 0.15% 0.13% 0.13%
Ratio of Net Investment Income 3.02%
(7)
3.30% 3.62% 3.09% 0.59% 0.07%
Ratio of Rebate from Morgan Stanley
Affiliates N/A 0.00%
(10)
0.00%
(10)
0.00%
(10)
N/A N/A
Portfolio Turnover Rate 12%
(6)
23% 18% N/A
(1 1 )
N/A
(1 1 )
N/A
(1 1 )
(1) The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  - Short Duration Municipal Income Portfolio (“Short Duration
Municipal Income”) in a reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). Short Duration Municipal Income
ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects Short Duration Municipal
Income's Class IR shares and has been retroactively adjusted to reflect the Reorganization. See Notes to Financial Statements for further Information on the
Reorganization.
(2) Per share amounts reflect the conversion of Short Duration Municipal Income into the Fund as of the close of March 22, 2024.
(3) Per share amount is based on average shares outstanding.
(4) Calculated based on the net asset value as of the last business day of the period.
(5) Short Duration Municipal Income was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed Short Duration Municipal
Income's historical performance and the performance information reflects that of the Class IR shares of Short Duration Municipal Income.
(6) Not annualized.
(7) Annualized.
(8) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(9) Reflects ratio of expenses before expense limitation.
(10) Amount is less than 0.005%.
(11) During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

Semi-Annual Report — March 31, 2026
Financial Highlights
Eaton Vance Total Return Bond ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and
Ratios
Six Months Ended
March 31, 2026
(unaudited)
Year Ended September 30,
2025 2024
(1)
2023
(1)
2022
(1)
2021
(1)
Net Asset Value, Beginning of Period
(2)
$51.45 $51.70 $48.08 $49.66 $60.59 $62.59
Income (Loss) from Investment
Operations:
(2)
— — — — — —
Net Investment Income
(3)
1.25 2.45 2.71 2.42 1.52 1.37
Net Realized and Unrealized Gain (Loss) (0.77) (0.37) 2.69 (1.37) (10.82) (0.37)
Total from Investment Operations 0.48 2.08 5.40 1.05 (9.30) 1.00
Distributions from and/or in Excess of:
(2)
— — — — — —
Net Investment Income (1.20) (2.33) (1.78) (2.63) (1.47) (1.37)
Net Realized Gain — — — — (0.16) (1.63)
Total Distributions (1.20) (2.33) (1.78) (2.63) (1.63) (3.00)
Net Asset Value, End of Period
(2)
$50.73 $51.45 $51.70 $48.08 $49.66 $60.59
Total Return
(4) (5)
0.92%
(6)
4.20% 13.96% 2.03% (15.58)% 1.61%
Ratios to Average Net Assets and
Supplemental Data:
$4,939,030 $3,247,618 $688,547 $— $— $—
Net Assets, End of Period (Thousands) $4,939,030 $3,247,618 $688,547 $423,920 $470,728 $727,989
Ratio of Expenses 0.31%
(7)(8)
0.30%
(8)
0.54%
(9)
0.63%
(9)
0.63%
(9)
0.62%
(9)
Ratio of Expenses after Expense Limitation
(8)
N/A N/A 0.35% 0.40% 0.41% 0.41%
Ratio of Net Investment Income
(8)
4.86%
(7)
4.84% 5.45% 4.81% 2.74% 2.26%
Ratio of Rebate from Morgan Stanley
Affiliates 0.01%
(7)
0.02% 0.02% 0.02% 0.01% 0.01%
Portfolio Turnover Rate 148%
(6)(10)
401%
(10)
367%
(10)
431% 266% 434%
(1) The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust  - Core Plus Fixed Income Portfolio (“Core Plus Fixed Income”)
in a reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). Core Plus Fixed Income ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects Core Plus Fixed Income's Class I shares and has been retroactively adjusted to reflect the Reorganization. See Notes to Financial Statements for further Information on the Reorganization.
(2) Per share amounts reflect the conversion of Core Plus Fixed Income into the Fund as of the close of March 22, 2024.
(3) Per share amount is based on average shares outstanding.
(4) Calculated based on the net asset value as of the last business day of the period.
(5) Core Plus Fixed Income was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed Core Plus Fixed Income's historical performance and the performance information reflects that of the Class I shares of Core Plus Fixed Income.
(6) Not annualized.
(7) Annualized.
(8) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(9) Reflects ratio of expenses before expense limitation.
(10) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2026
Financial Highlights
Eaton Vance Ultra-Short Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
For the Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 50 .93 $ 50 .66 $ 50 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
1 .12 2 .39 2 .78
Net Realized and Unrealized Gain (Loss) ( 0 .08 ) 0 .15 0 .54
Total from Investment Operations 1 .04 2 .54 3 .32
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 1 .24 ) ( 2 .27 ) ( 2 .66 )
Net Asset Value, End of Period
$ 50 .73 $ 50 .93 $ 50 .66
Total Return
(3)
2 .06%
(4)
5 .13% 6 .79%
(4)
Ratios to Average Net Assets and Supplemental Data:
$186,417 $239,381 $44,325
Net Assets, End of Period (Thousands) $ 186,417 $ 239,381 $ 44,325
Ratio of Expenses
(5)
0 .17%
(6)
0 .16% 0 .17%
(6)
Ratio of Net Investment Income
(5)
4 .42%
(6)
4 .70% 5 .74%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .01% 0 .00%
(6) (7)
Portfolio Turnover Rate 71%
(4) (8)
136%
(8)
89%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2026
Financial Highlights
Parametric Equity Plus ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2026
(unaudited)
For the Period from
November 7, 2024
(1)
to
September 30, 2025
Net Asset Value, Beginning of Period
$28.47 $25.00
Income (Loss) from Investment Operations:
— —
Net Investment Income
(2)
0.16 0.25
Net Realized and Unrealized Gain (Loss) (0.46) 3.46
Total from Investment Operations (0.30) 3.71
Distributions from and/or in Excess of:
— —
Net Investment Income (0.16) (0.24)
Net Asset Value, End of Period
$28.01 $28.47
Total Return
(3)
(1.09)%
(4)
14.94%
(4)
Ratios to Average Net Assets and Supplemental Data:
$23,804 $24,198
Net Assets, End of Period (Thousands) $23,804 $24,198
Ratio of Expenses before Expense Limitation 0.29%
(5)
0.28%
(5)
Ratio of Expenses after Expense Limitation
(6)
0.16%
(5)
0.28%
(5)
Ratio of Net Investment Income after Expense Limitation
(6)
1.09%
(5)
1.10%
(5)
Ratio of Net Investment Income before Expense Limitation
(6)
0.96%
(5)
1.10%
(5)
Ratio of Rebate from Morgan Stanley Affiliates 0.00%
(5)(7)
0.01%
(5)
Portfolio Turnover Rate 13%
(4)
24%
(4)(8)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) Annualized.
(6) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2026
Financial Highlights
Parametric Equity Premium Income ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
For the Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 25 .97 $ 27 .20 $ 25 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
0 .41 0 .78 0 .78
Net Realized and Unrealized Gain (Loss) 2 .01 ( 0 .08 ) 3 .19
Total from Investment Operations 2 .42 0 .70 3 .97
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 1 .04 ) ( 0 .97 ) ( 0 .70 )
Paid-in-Capital — ( 0 .96 ) ( 1 .07 )
Total Distributions ( 1 .04 ) ( 1 .93 ) ( 1 .77 )
Net Asset Value, End of Period
$ 27 .35 $ 25 .97 $ 27 .20
Total Return
(3)
9 .48%
(4)
2 .78% 16 .38%
(4)
Ratios to Average Net Assets and Supplemental Data:
$345,978 $250,647 $76,170
Net Assets, End of Period (Thousands) $ 345,978 $ 250,647 $ 76,170
Ratio of Expenses
(5)
0 .29%
(6)
0 .29% 0 .29%
(6)
Ratio of Net Investment Income
(5)
3 .11%
(6)
2 .99% 3 .09%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
26%
(4)
27% 38%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2026
Financial Highlights
Parametric Hedged Equity ETF

The accompanying notes are an integral part of the financial statements.
Morgan Stanley ETF Trust
Selected Per Share Data and Ratios
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
For the Period from
October 16, 2023
(1)
to
September 30, 2024
Net Asset Value, Beginning of Period
$ 32 .04 $ 28 .69 $ 25 .00
Income (Loss) from Investment Operations:
— — —
Net Investment Income
(2)
0 .16 0 .32 0 .32
Net Realized and Unrealized Gain 0 .03 3 .45 4 .03
Total from Investment Operations 0 .19 3 .77 4 .35
Distributions from and/or in Excess of:
— — —
Net Investment Income ( 0 .19 ) ( 0 .32 ) ( 0 .39 )
Paid-in-Capital — ( 0 .10 ) ( 0 .27 )
Total Distributions ( 0 .19 ) ( 0 .42 ) ( 0 .66 )
Net Asset Value, End of Period
$ 32 .04 $ 32 .04 $ 28 .69
Total Return
(3)
0 .56%
(4)
13 .21% 17 .64%
(4)
Ratios to Average Net Assets and Supplemental Data:
$121,743 $110,533 $41,606
Net Assets, End of Period (Thousands) $ 121,743 $ 110,533 $ 41,606
Ratio of Expenses
(5)
0 .29%
(6)
0 .29% 0 .29%
(6)
Ratio of Net Investment Income
(5)
0 .97%
(6)
1 .07% 1 .21%
(6)
Ratio of Rebate from Morgan Stanley Affiliates 0 .00%
(6) (7)
0 .00%
(7)
0 .00%
(6) (7)
Portfolio Turnover Rate
(8)
14%
(4)
13% 25%
(4)
(1) Commencement of Operations.
(2) Per share amount is based on average shares outstanding.
(3) Calculated based on the net asset value as of the last business day of the period.
(4) Not annualized.
(5) The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(6) Annualized.
(7) Amount is less than 0.005%.
(8) In-kind transactions are not included in portfolio turnover calculations.

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust (the “Trust”) is an open-end, management investment company established under Delaware law as a
Delaware statutory trust. Pursuant to its Declaration of Trust dated May 31, 2016, and Amended and Restated on September 28,
2022 (the “Declaration of Trust”), the Trust is authorized to establish multiple series. The Trust is registered under the Investment
Company Act of 1940, as amended (the “Act”). Each Fund is a diversified series of the Trust, except for Calvert US Large-Cap Di-
versity, Equity and Inclusion Index ETF, which is non-diversified (individually referred to as a “Fund”, collectively as the “Funds”).
The Trust applies investment company accounting and reporting guidance Accounting Standard Codification (“ASC”) Topic 946.
In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each
Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.
Investment objectives of each fund are as follows:
At a meeting held on March 12, 2025, the Trustees of the Trust unanimously approved the reorganization of Morgan Stanley Mort-
gage Securities Trust (the "Predecessor Fund") into an exchange-traded fund ("ETF"), which will be managed by the Adviser and changed the fiscal year end of the Fund to September 30th. On August 1, 2025, pursuant to the Plan of Reorganization, approved by the shareholders of the Predecessor Fund on June 11, 2025, the Predecessor Fund was converted into an ETF, the Eaton
Vance Mortgage Opportunities ETF (the "Survivor Fund") with the identical investment objectives and similar principal invest-
ment strategies as the Predecessor Fund (the "Reorganization"). This tax-free acquisition of the Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the Survivor Fund assumed the Predecessor Fund's accounting and financial history. Predecessor Fund shareholders became shareholders of the Survivor Fund and received shares of the Survivor Fund with an aggregate value equal to the aggregate net asset value of the Predecessor Fund shares held immediately prior to the Reorga-
nization.
The assets and liabilities of the Predecessor Fund's shares were transferred in exchange for Survivor Fund's Shares, in a tax-free exchange as follows:
Fund Fund Objective
Calvert International Responsible Index ETF
Seeks to track the performance of the Calvert International Responsible Index.
Calvert Ultra-Short Investment Grade ETF
Seeks to maximize income, to the extent consistent with preservation of capital.
Calvert US Large-Cap Core Responsible Index ETF
Seeks to track the performance of the Calvert US Large-Cap Core Responsible Index.
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Seeks to track the performance of the Calvert US Large-Cap Diversity Research Index.
Calvert US Mid-Cap Core Responsible Index ETF
Seeks to track the performance of the Calvert US Mid-Cap Core Responsible Index.
Eaton Vance Floating-Rate ETF
Seeks to provide a high level of current income.
Eaton Vance High Income Municipal ETF
Seeks to provide high current income exempt from regular federal income tax.
Eaton Vance High Yield ETF
Seeks to provide a high level of current income. The Fund’s secondary objectives are to seek growth of income and capital.
Eaton Vance Income Opportunities ETF
Seeks a high level of current income. The Fund's secondary objective seeks to maximize total return to the extent consistent with its primary objective.
Eaton Vance Intermediate Municipal Income ETF
Seeks to provide current income exempt from regular federal income tax.
Eaton Vance Mortgage Opportunities ETF
Seeks a high level of current income.
Eaton Vance Preferred Securities and Income ETF
Seeks total return and to provide current income.
Eaton Vance Short Duration Income ETF
Seeks to provide above-average total return over a market cycle of three to five years.
Eaton Vance Short Duration Municipal Income ETF
Seeks to provide current income exempt from regular federal income tax.
Eaton Vance Total Return Bond ETF
Seeks above-average total return over a market cycle of three to five years.
Eaton Vance Ultra-Short Income ETF
Seeks to maximize income, to the extent consistent with preservation of capital.
Parametric Equity Plus ETF
Seeks to provide long-term capital appreciation.
Parametric Equity Premium Income ETF
Seeks to provide consistent monthly income while maintaining prospects for capital appreciation.
Parametric Hedged Equity ETF
Seeks to provide capital appreciation while limiting losses experienced by investors (before fees, expenses, and taxes) through the incorporation of an option overlay hedge strategy.

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
At a meeting held on April 23-24, 2025, the Trustees of the Trust unanimously approved the reorganization of Morgan Stanley In-
come Opportunities Fund (the "Predecessor Fund") into an exchange-traded fund ("ETF"), which will be managed by the Adviser and changed the fiscal year end of the Fund to September 30th. On November 7, 2025, pursuant to the Plan of Reorganization, approved by the shareholders of the Predecessor Fund on September 15, 2025, the Predecessor Fund was converted into an ETF, the Eaton Vance Income Opportunities ETF (the "Survivor Fund") with the identical investment objectives and similar principal investment strategies as the Predecessor Fund (the "Reorganization"). This tax-free acquisition of the Predecessor Fund was desig-
nated as the accounting survivor in the Reorganization. As a result, the Survivor Fund assumed the Predecessor Fund's accounting and financial history. Predecessor Fund shareholders became shareholders of the Survivor Fund and received shares of the Survivor
Fund with an aggregate value equal to the aggregate net asset value of the Predecessor Fund shares held immediately prior to the
Reorganization.
The assets and liabilities of the Predecessor Fund's shares were transferred in exchange for Survivor Fund's Shares, in a tax-free exchange as follows:
For financial reporting purposes, assets received and shares issued by the Survivor Funds were recorded at fair value and the cost basis of the investments received from the Predecessor Funds were carried forward to the Survivor Funds.
A. Significant Accounting Policies:
 The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Trust in the preparation of its financial statements.
GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the finan-
cial statements. Actual results may differ from those estimates.
1. Security Valuation:
(1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”)
market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such
Fund
Shares
outstanding
before the
Conversion
Shares
outstanding
immediately
after the
Conversion
Aggregate
net assets
before the
Conversion
Aggregate
net assets
immediately
after the
Conversion
Morgan Stanley Mortgage Securities Trust
*
75,742,770 -0- $598,227,656
+
-0-
Eaton Vance Mortgage Opportunities ETF -0- 11,964,429 -0 - $598,223,549
* Represents the accounting survivor.
+ Includes unrealized appreciation on investments of $17,443,429 with a fair value of $715,803,705 and identified cost of $698,360,276.
Fund
Shares
outstanding
before the
Conversion
Shares
outstanding
immediately
after the
Conversion
Aggregate
net assets
before the
Conversion
Aggregate
net assets
immediately
after the
Conversion
Morgan Stanley Income Opportunities Fund
*
55,496,567 -0- $298,571,014
+
-0-
Eaton Vance Income Opportunities ETF -0- 5,970,855 -0 - $298,546,614
* Represents the accounting survivor.
+ Includes unrealized appreciation on investments of $6,145,621 with a fair value of $327,335,115 and identified cost of $321,189,494.

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the
Adviser or Morgan Stanley Investment Management Limited (“MSIM Limited”) (Eaton Vance High Yield ETF) or Paramet-
ric Portfolio Associated LLC (the “Sub-Advisers”) (Parametric Equity Plus ETF, Parametric Equity Income ETF and Paramet-
ric Hedged Equity ETF) each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) when market quotations are not readily available, as defined by
Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the
Trustees; (7) senior loans are valued using a price provided by an approved valuation vendor and if a valuation is not available from any of the approved valuation vendor, then a quote from the broker/dealer will be used; (8) investments in Exchange
Traded Funds are valued at market price; (9) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (10) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respec-
tively, as of the close of the New York Stock Exchange; and (11) investments in mutual funds, including the Morgan Stanley
Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valu-
ation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These proce-
dures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
2. Fair Value Measurement:
Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC
820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transac-
tion between market participants at the measurement date. ASC 820 establishes a three tier hierarchy to distinguish between
(1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value mea-
surements for disclosure purposes. Various inputs are used in determining the value of the Funds' investments. The inputs are summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets for identical investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs including each Fund’s own assumptions in determining the fair value of in-
vestments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judg-
ment and considers factors specific to each security.
The following is a summary of the inputs used to value each Fund's investments as of March 31, 2026:
Calvert International Responsible Index ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs  Total
Assets:
Common Stocks
Aerospace & Defense $ 6,775,129 $ — $ — $ 6,775,129
Air Freight & Logistics 1,159,729 — — 1,159,729
Automobile Components 2,266,179 — — 2,266,179
Automobiles 5,704,712 — — 5,704,712
Banks 48,875,090 — — 48,875,090
Beverages 2,757,957 — — 2,757,957
Biotechnology 1,928,397 — — 1,928,397
Broadline Retail 2,844,963 — — 2,844,963
Building Products 3,247,268 — — 3,247,268
Capital Markets 8,441,864 41,937 — 8,483,801
Chemicals 6,101,918 — — 6,101,918
Commercial Services & Supplies 2,410,437 — — 2,410,437
Communications Equipment 804,008 — — 804,008
Construction & Engineering 2,729,044 — — 2,729,044
Construction Materials 2,800,260 — — 2,800,260
Consumer Staples Distribution & Retail 5,363,283 — — 5,363,283
Containers & Packaging 222,499 — — 222,499
Distributors 47,177 — — 47,177
Diversified Consumer Services 78,551 — — 78,551
Diversified REITs 336,384 — — 336,384
Diversified Telecommunication Services 5,280,879 — — 5,280,879
Electric Utilities 5,577,563 — — 5,577,563
Electrical Equipment 9,629,371 — — 9,629,371
Electronic Equipment, Instruments & Components 5,123,106 — — 5,123,106
Entertainment 2,199,456 — — 2,199,456
Financial Services 3,306,288 — — 3,306,288
Food Products 6,942,113 — — 6,942,113
Gas Utilities 1,376,102 — — 1,376,102
Ground Transportation 3,077,346 — — 3,077,346
Health Care Equipment & Supplies 3,624,941 — — 3,624,941
Health Care Providers & Services 279,047 — — 279,047
Health Care Technology 184,424 — — 184,424
Hotels, Restaurants & Leisure 1,711,021 — — 1,711,021
Household Durables 3,000,488 — — 3,000,488
Household Products 863,933  —  —  863,933

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Common Stocks (cont’d)
Independent Power and Renewable Electricity
Producers $ 359,703 $ — $ — $ 359,703
Industrial Conglomerates 3,465,062 — — 3,465,062
Industrial REITs 584,349 — — 584,349
Insurance 17,635,446 — — 17,635,446
Interactive Media & Services 959,988 — — 959,988
IT Services 4,012,217 — — 4,012,217
Leisure Products 163,252 — — 163,252
Life Sciences Tools & Services 1,115,674 — — 1,115,674
Machinery 9,826,585 — — 9,826,585
Marine Transportation 656,051 — — 656,051
Media 543,128 — — 543,128
Metals & Mining 11,013,208 — — 11,013,208
Multi-Utilities 3,130,645 — — 3,130,645
Office REITs 50,625 — — 50,625
Oil, Gas & Consumable Fuels 3,355,144 — — 3,355,144
Paper & Forest Products 516,974 — — 516,974
Passenger Airlines 855,767 — — 855,767
Personal Care Products 3,079,633 — — 3,079,633
Pharmaceuticals 19,906,545 — — 19,906,545
Professional Services 3,024,275 — — 3,024,275
Real Estate Management & Development 3,271,843 — — 3,271,843
Retail REITs 508,134 — — 508,134
Semiconductors & Semiconductor Equipment 35,182,676 — — 35,182,676
Software 4,945,217 — — 4,945,217
Specialty Retail 2,234,848 — — 2,234,848
Technology Hardware, Storage & Peripherals 8,517,415 — — 8,517,415
Textiles, Apparel & Luxury Goods 4,665,096 — — 4,665,096
Trading Companies & Distributors 3,390,966 — — 3,390,966
Transportation Infrastructure 1,222,779 — — 1,222,779
Water Utilities 375,871 — — 375,871
Wireless Telecommunication Services 3,268,366 — — 3,268,366
Total Common Stocks
308,908,409 41,937 — 308,950,346
Preferred Stocks
55,691 — — 55,691
Rights
— 2 — 2
Warrants
— — —
(1)
—
(1)
Short-Term Investments
Investment Company 9,281,772 — — 9,281,772
Total Assets $318,245,872 $41,939 $— $318,287,811
(1) Includes a security valued at zero.

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Warrants
Beginning Balance
$ —
(1)
Purchases —
Sales —
Transfers in —
Transfers out —
Corporate actions —
Change in unrealized appreciation (depreciation) —
Realized gains (losses) —
Ending Balance
$ —
(1)
Net change in unrealized appreciation (depreciation) from Investments still held as of March 31, 2026 $ —
(1) Includes a security valued at zero.
Calvert Ultra-Short Investment Grade ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 23,603,259 $ — $ 23,603,259
Commercial Mortgage-Backed Securities — 26,623,808 — 26,623,808
Corporate Bonds — 112,792,409 — 112,792,409
U.S. Government and Agency Securities — 26,560,406 — 26,560,406
Total Fixed Income Securities — 189,579,882 — 189,579,882
Short-Term Investments
Investment Company 11,911,615 — — 11,911,615
Commercial Paper — 943,835 — 943,835
Total Short-Term Investments 11,911,615 943,835 — 12,855,450
Foreign Currency Forward Exchange Contracts
— 72,221 — 72,221
Futures Contracts
28,261 — — 28,261
Total Assets $11,939,876 $190,595,938 $— $202,535,814
Liabilities:
Foreign Currency Forward Exchange Contracts
— (3,737) — (3,737)
Futures Contracts
(11,756) — — (11,756)
Total Liabilities
$(11,756) $(3,737) $— $(15,493)
Total $11,928,120 $190,592,201 $— $202,520,321
Calvert US Large-Cap Core Responsible Index ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$ 697,580,541
(1)
$ — $ — $ 697,580,541
Short-Term Investments
Investment Company 4,229,803 — — 4,229,803
Total Assets $701,810,344 $— $— $701,810,344
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$ 15,463,644
(1)
$ — $ — $ 15,463,644
Short-Term Investments
Investment Company 55,262 — — 55,262
Total Assets $15,518,906 $— $— $15,518,906
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Calvert US Mid-Cap Core Responsible Index ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$ 82,892,421
(1)
$ — $ — $ 82,892,421
Short-Term Investments
Investment Company 1,564,266 — — 1,564,266
Total Assets $84,456,687 $— $— $84,456,687
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Eaton Vance Floating-Rate ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
Beverages $ — $ 516,305 $ — $ 516,305
Media — 460,286 — 460,286
Machinery — —
(1)
— —
(1)
Software — 551,242 — 551,242
Total Common Stocks
— 1,527,833 — 1,527,833
Fixed Income Securities
Asset-Backed Securities — 115,298,040 — 115,298,040
Corporate Bonds — 72,541,803 — 72,541,803
Variable Rate Senior Loan Interests — 1,049,371,667 — 1,049,371,667
Total Fixed Income Securities — 1,237,211,510 — 1,237,211,510
Short-Term Investments
Investment Company 54,105,985 — — 54,105,985
Total Assets $54,105,985 $1,238,739,343 $— $1,292,845,328
(1) Includes a security valued at zero.

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Eaton Vance High Income Municipal ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Municipal Bonds $ — $ 47,063,169 $ — $ 47,063,169
Short-Term Investment
Investment Company 20,073 — — 20,073
Total Assets $20,073 $47,063,169 $— $47,083,242
Eaton Vance High Yield ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 32,616,074 $ — $ 32,616,074
Short-Term Investments
Investment Company 2,725,478 — — 2,725,478
Total Assets $2,725,478 $32,616,074 $— $35,341,552
Eaton Vance Income Opportunities ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs  Total
Assets:
Common Stocks
$ 3,136,359
(1)
$ — $ — $ 3,136,359
Fixed Income Securities
Asset-Backed Securities — 61,703,653 — 61,703,653
Collateralized Mortgage Obligations — Agency Collateral
Series — 242,708,720 — 242,708,720
Commercial Mortgage-Backed Securities — 246,881,117 — 246,881,117
Convertible Bonds — 1,765,564 — 1,765,564
Corporate Bonds — 267,513,020 — 267,513,020
Sovereign — 79,530,427 — 79,530,427
Supranational — 1,137,706 — 1,137,706
Total Fixed Income Securities — 901,240,207 — 901,240,207
Short-Term Investments
Investment Company 165,868,698 — — 165,868,698
U.S. Government and Agency Security — 11,062,830 — 11,062,830
Total Short-Term Investments 165,868,698 11,062,830 — 176,931,528
Foreign Currency Forward Exchange Contracts
— 869,328 — 869,328
Futures Contracts
490,404 — — 490,404
Purchased Options
— 39,480 — 39,480
Credit Default Swap Agreements
— 1,332,355 — 1,332,355
Centrally Cleared Interest Rate Swap Agreements
— 329,896 — 329,896
Total Assets $169,495,461 $914,874,096 $— $1,084,369,557
Liabilities:
Foreign Currency Forward Exchange Contracts
— (1,188,090) — (1,188,090)
Futures Contracts
(316,752) — — (316,752)
Written Options
— (43,722) — (43,722)
Credit Default Swap Agreements
—

(7,464)

—

(7,464)

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
N/A
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Centrally Cleared Interest Rate Swap Agreements
$ — $ (2,627,559) $ — $ (2,627,559)
Total Liabilities
$(316,752) $(3,866,835) $— $(4,183,587)
Total $169,178,709 $911,007,261 $— $1,080,185,970
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Eaton Vance Intermediate Municipal Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 504,160 $ — $ 504,160
Municipal Bonds — 160,478,334 — 160,478,334
U.S. Government and Agency Security — 1,501,963 — 1,501,963
Total Fixed Income Securities — 162,484,457 — 162,484,457
Short-Term Investments
Investment Company 5,624,012 — — 5,624,012
Municipal Bonds — 30,860,000 — 30,860,000
Total Short-Term Investments 5,624,012 30,860,000 — 36,484,012
Total Assets $5,624,012 $193,344,457 $— $198,968,469
Eaton Vance Mortgage Opportunities ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 205,724,792 $ — $ 205,724,792
Collateralized Mortgage Obligations — Agency Collateral
Series — 302,163,672 — 302,163,672
Commercial Mortgage-Backed Securities — 366,751,091 — 366,751,091
Corporate Bonds — 32,368,144 — 32,368,144
Total Fixed Income Securities — 907,007,699 — 907,007,699
Short-Term Investments
Investment Company 2,093,806 — — 2,093,806
U.S. Government and Agency Securities — 74,250,963 — 74,250,963
Total Short-Term Investments 2,093,806 74,250,963 — 76,344,769
Foreign Currency Forward Exchange Contracts
— 92,078 — 92,078
Total Assets $2,093,806 $981,350,740 $— $983,444,546
Liabilities:
TBA sales commitments:
Collateralized Mortgage Obligations — Agency Collateral
Series — (39,282,032) — (39,282,032)
Foreign Currency Forward Exchange Contracts
— (61,844) — (61,844)
Futures Contracts
(2,123,959) — — (2,123,959)
Total Liabilities
$(2,123,959) $(39,343,876) $— $(41,467,835)
Total $(30,153) $942,006,864 $— $941,976,711

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Eaton Vance Preferred Securities and Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 14,830,346 $ — $ 14,830,346
Long Term Securities
Preferred Stocks 2,420,277 — — 2,420,277
Short-Term Investment
Investment Company 1,370,439 — — 1,370,439
Total Assets $3,790,716 $14,830,346 $— $18,621,062
Eaton Vance Short Duration Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 203,415,042 $ — $ 203,415,042
Collateralized Mortgage Obligations — Agency Collateral
Series — 59,924,967 — 59,924,967
Commercial Mortgage-Backed Securities — 187,908,982 — 187,908,982
Corporate Bonds — 493,803,341 — 493,803,341
Sovereign — 3,014,080 — 3,014,080
U.S. Government and Agency Securities — 163,897,035 — 163,897,035
Total Fixed Income Securities — 1,111,963,447 — 1,111,963,447
Investment Companies
27,005,272 — — 27,005,272
Short-Term Investments
Investment Company 103,231,318 — — 103,231,318
U.S. Government and Agency Security — 3,299,874 — 3,299,874
Total Short-Term Investments 103,231,318 3,299,874 — 106,531,192
Foreign Currency Forward Exchange Contracts
— 8,876 — 8,876
Futures Contracts
1,324,933 — — 1,324,933
Total Assets $131,561,523 $1,115,272,197 $— $1,246,833,720
Liabilities:
TBA sales commitments:
Collateralized Mortgage Obligations — Agency Collateral
Series — (19,253,584) — (19,253,584)
Foreign Currency Forward Exchange Contracts
— (4,434) — (4,434)
Futures Contracts
(1,191,433) — — (1,191,433)
Total Liabilities
$(1,191,433) $(19,258,018) $— $(20,449,451)
Total $130,370,090 $1,096,014,179 $— $1,226,384,269

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 4,382,666 $ — $ 4,382,666
Municipal Bonds — 557,182,521 — 557,182,521
U.S. Government and Agency Security — 6,007,851 — 6,007,851
Total Fixed Income Securities — 567,573,038 — 567,573,038
Short-Term Investments
Investment Companies 8,090,758 — — 8,090,758
Municipal Bonds — 112,755,000 — 112,755,000
Total Short-Term Investments 8,090,758 112,755,000 — 120,845,758
Total Assets $8,090,758 $680,328,038 $— $688,418,796
Eaton Vance Total Return Bond ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 559,385,158 $ — $ 559,385,158
Collateralized Mortgage Obligations — Agency Collateral
Series — 1,282,696,078 — 1,282,696,078
Commercial Mortgage-Backed Securities — 677,181,307 — 677,181,307
Convertible Bonds — 227,755 — 227,755
Corporate Bonds — 1,322,230,620 — 1,322,230,620
Sovereign — 56,770,688 — 56,770,688
Supranational — 550,202 — 550,202
U.S. Government and Agency Securities — 1,537,393,641 — 1,537,393,641
Total Fixed Income Securities — 5,436,435,449 — 5,436,435,449
Investment Companies
42,326,441 — — 42,326,441
Short-Term Investments
Investment Company 291,767,612 — — 291,767,612
U.S. Government and Agency Security — 14,278,646 — 14,278,646
Total Short-Term Investments 291,767,612 14,278,646 — 306,046,258
Foreign Currency Forward Exchange Contracts
— 698,043 — 698,043
Futures Contracts
1,401,019 — — 1,401,019
Credit Default Swap Agreements
— — — —
Centrally Cleared Interest Rate Swap Agreements
— 143,306 — 143,306
Total Assets $335,495,072 $5,451,555,444 $— $5,787,050,516
Liabilities:
TBA sales commitments:
Collateralized Mortgage Obligations — Agency Collateral
Series — (114,310,261) — (114,310,261)
Foreign Currency Forward Exchange Contracts
— (1,189,443) — (1,189,443)
Futures Contracts
(9,496,986) — — (9,496,986)
Credit Default Swap Agreements
— (2,660) — (2,660)
Centrally Cleared Interest Rate Swap Agreements
— (561,600) — (561,600)
Total Liabilities
$(9,496,986) $(116,063,964) $— $(125,560,950)
Total $325,998,086 $5,335,491,480 $— $5,661,489,566

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Fixed Income Securities
Asset-Backed Securities $ — $ 29,054,534 $ — $ 29,054,534
Commercial Mortgage-Backed Securities — 31,329,008 — 31,329,008
Corporate Bonds — 103,446,600 — 103,446,600
U.S. Government and Agency Securities — 18,809,247 — 18,809,247
Total Fixed Income Securities — 182,639,389 — 182,639,389
Investment Company
699,381 — — 699,381
Short-Term Investments
Investment Company 8,160,837 — — 8,160,837
Commercial Paper — 1,149,407 — 1,149,407
Total Short-Term Investments 8,160,837 1,149,407 — 9,310,244
Foreign Currency Forward Exchange Contracts
— 66,411 — 66,411
Futures Contracts
43,264 — — 43,264
Total Assets $8,903,482 $183,855,207 $— $192,758,689
Liabilities:
Foreign Currency Forward Exchange Contracts
— (5,138) — (5,138)
Futures Contracts
(30,969) — — (30,969)
Total Liabilities
$(30,969) $(5,138) $— $(36,107)
Total $8,872,513 $183,850,069 $— $192,722,582
Parametric Equity Plus ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$ 23,106,996
(1)
$ — $ — $ 23,106,996
Purchased Options
30,147 191,469 — 221,616
Short-Term Investments
Investment Company 775,889 — — 775,889
Total Assets $23,913,032 $191,469 $— $24,104,501
Liabilities:
Written Options
(101,622) (239,491) — (341,113)
Total $23,811,410 $(48,022) $— $23,763,388
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valua-
tion changes.
3. Foreign Currency Translation and Foreign Investments:
The books and records of each Fund are maintained in U.S.
dollars. Foreign currency amounts are translated into U.S. dollars as follows:
investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;
investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.
Although the investments and other assets and liabilities of certain Funds are presented at the prevailing rate of exchange and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at pe-
riod end. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains
(losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment trans-
actions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes
Parametric Equity Premium Income ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$ 342,227,842
(1)
$ — $ — $ 342,227,842
Short-Term Investments
Investment Company 14,874,106 — — 14,874,106
Total Assets $357,101,948 $— $— $357,101,948
Liabilities:
Written Options
— (1,521,854) — (1,521,854)
Total $357,101,948 $(1,521,854) $— $355,580,094
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Parametric Hedged Equity ETF
Investment Type
Level 1
Unadjusted
quoted
prices
Level 2
Other
significant
observable
inputs
Level 3
Significant
unobservable
inputs Total
Assets:
Common Stocks
$ 119,659,033
(1)
$ — $ — $ 119,659,033
Purchased Options
3,985,095 — — 3,985,095
Short-Term Investments
Investment Company 1,899,018 — — 1,899,018
Total Assets $125,543,146 $— $— $125,543,146
Liabilities:
Written Options
(2,933,115) — — (2,933,115)
Total $122,610,031 $— $— $122,610,031
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized cur-
rency gains (losses) on foreign currency translation for the period is reflected in the Statements of Operations.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of
U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S.
dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibili-
ty of political or economic instability.
Governmental approval for foreign investments may be required in advance of making an investment under certain circum-
stances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among oth-
er concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as “Foreign” in the
Portfolio of Investments) may be created and offered for investment. The “local” and “foreign shares” market values may differ.
In the absence of trading of the foreign shares in such markets, each Fund values the foreign shares at the closing exchange price of the local shares.
4. Derivatives:
 Certain Funds may, but are not required to, use derivative instruments for a variety of purposes, including hedg-
ing, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements, risks arising from mispricing or valuation complex-
ity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Funds'
holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.
These derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Funds to liquidate portfolio positions when it may not be advantageous to do so to satisfy their obligations or may cause the Funds to be more volatile than if the Funds had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Funds' investment objectives, there is no assurance that the use of derivatives will achieve this result.
Following is a description of the derivative instruments and techniques that the Funds used during the period and their associ-
ated risks:
Foreign Currency Forward Exchange Contracts: In connection with their investments in foreign securities, certain Funds also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign cur-
rency forward exchange contract (“currency contract”) is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a conse-
quence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which a Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of currency contracts

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterpar-
ty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by a Fund as unrealized gain or loss. A Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.
Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by a Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transac-
tion may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.
Options: With respect to options, a Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by a Fund. A Fund may purchase and/or write put and call options. Purchasing call options tends to increase a Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease a Fund's exposure to the under-
lying (or similar) instrument. When entering into purchased option contracts, a Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total
Investments in Securities" in the Statements of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instru-
ment in order to determine the realized gain or loss on investments. As the buyer of a call option, a Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the mar-
ket price of the underlying security rises above the exercise price, a Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to a Fund, minus the premium paid. As the buyer of a put op-
tion, a Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, a Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to a Fund, minus the premium paid.
If a Fund writes an option, it sells to another party the right to buy from or sell to a Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by a Fund. A Fund may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. Writing put options tend to increase a Fund's exposure to the underlying instrument. Writing call options tend to decrease a Fund's exposure to the underlying instruments. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call)
or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or curren-
cy underlying the written option. When options are purchased OTC, a Fund bears the risk that the counterparty that wrote

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and a
Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unex-
pected events. The prices of options can be highly volatile and the use of options can lower total returns.
Swaps:  Certain Funds may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instru-
ments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A
Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap trans-
actions may help reduce counterparty credit risk. In a cleared swap, a Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by a Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-
Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and ex-
change-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-
in basis based on the type of market participant and U.S. Commodities Futures Trading Commission (“CFTC”) approval of contracts for central clearing and exchange trading.
Certain Funds use of swaps during the period included those based on the credit of an underlying security commonly referred to as “credit default swaps.” A Fund may be either the buyer or seller in a credit default swap. Where a Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par(or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obliga-
tion. If no default occurs, a Fund would have paid to the counterparty a periodic stream of payments over the term of the con-
tract and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to a Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the
Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settle-
ment amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. A Fund’s maxi-
mum risk of loss from counterparty risk as of the date of the statement of assets and liabilities, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
If applicable, the current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
Certain Funds may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that a Fund is contractually obligated to make.
When a Fund has an unrealized loss on a swap agreement, a Fund has instructed the custodian to pledge cash or liquid secu-
rities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with “Due from (to)
Broker” in the Statements of Assets and Liabilities.
Upfront payments paid or received by a Fund will be reflected as an asset or liability, respectively, in the Statements of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (de-
preciation) on the Statements of Operations. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the Statements Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”), is intended to improve financial reporting about derivative in-
struments by requiring enhanced disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on a Fund’s financial position and results of operations.
The following tables set forth the fair value of each Fund’s derivative contracts by primary risk exposure as of March 31, 2026:
Asset Derivatives
Statements of Assets and Primary Risk
Fund Liabilities Location Exposure Value
Calvert Ultra-Short Investment Grade ETF
Foreign Currency
Forward Exchange Contracts ...................
Unrealized Appreciation on
Foreign Currency
Forward Exchange Contracts Currency Risk $ 72,221
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk 28,261 (a)
Total ............................... $100,482
Eaton Vance Income Opportunities ETF
Foreign Currency
Forward Exchange Contracts ...................
Unrealized Appreciation on
Foreign Currency
Forward Exchange Contracts Currency Risk 869,328
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk 490,404 (a)
Interest Rate Swaps ......................... Variation Margin on Swap
Agreements Interest Rate Risk 329,896 (a)
Credit Default Swaps ........................ Variation Margin on Swap
Agreements Credit Risk 1,320,863
Credit Default Swaps ........................ Unrealized Appreciation on Swap
Agreements Credit Risk 11,492
Purchased Options Contracts .................. Investments, at Value
Purchased Options Contracts Currency Risk 39,480 (b)
Total ............................... $3,061,463

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Asset Derivatives
Statements of Assets and Primary Risk
Fund Liabilities Location Exposure Value
Eaton Vance Mortgage Opportunities ETF
Foreign Currency
Forward Exchange Contracts ...................
Unrealized Appreciation on
Foreign Currency
Forward Exchange Contracts Currency Risk $ 92,078
Eaton Vance Short Duration Income ETF
Foreign Currency
Forward Exchange Contracts ...................
Unrealized Appreciation on
Foreign Currency
Forward Exchange Contracts Currency Risk 8,876
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk 1,324,933 (a)
Total ............................... $1,333,809
Eaton Vance Total Return Bond ETF
Foreign Currency
Forward Exchange Contracts ...................
Unrealized Appreciation on
Foreign Currency
Forward Exchange Contracts Currency Risk 698,043
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk 1,401,019 (a)
Interest Rate Swaps ......................... Variation Margin on Swap
Agreements Interest Rate Risk 143,306 (a)
Total ............................... $2,242,368
Eaton Vance Ultra-Short Income ETF
Foreign Currency
Forward Exchange Contracts ...................
Unrealized Appreciation on
Foreign Currency
Forward Exchange Contracts Currency Risk 66,411
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk 43,264 (a)
Total ............................... $109,675
Parametric Equity Plus ETF
Purchased Options Contracts .................. Investments, at Value
Purchased Options Contracts Equity Risk 221,616 (b)
Parametric Hedged Equity ETF
Purchased Options Contracts .................. Investments, at Value
Purchased Options Contracts Equity Risk 3,985,095 (b)
(a) This Amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of investments. The Statements of Assets and
Liabilities only reflect the current day's net variation margin.
(b) Amounts are included in Investments in Securities in the Statements of Assets and Liabilities.
Liability Derivatives
Statements of Assets and Primary Risk
Fund Liabilities Location Exposure Value
Calvert Ultra-Short Investment Grade ETF
Foreign Currency
Forward Exchange Contracts ...................
Unrealized Depreciation on
Foreign Currency
Forward Exchange Contracts Currency Risk $ (3,737)
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk (11,756)(a)
Total ............................... $(15,493)

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Liability Derivatives
Statements of Assets and Primary Risk
Fund Liabilities Location Exposure Value
Eaton Vance Income Opportunities ETF
Foreign Currency
Forward Exchange Contracts ...................
Unrealized Depreciation on
Foreign Currency
Forward Exchange Contracts Currency Risk $ (1,188,090)
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk (316,752)(a)
Interest Rate Swaps ......................... Variation Margin on Swap
Agreements Interest Rate Risk (2,627,559)(a)
Credit Default Swaps ........................ Variation Margin on Swap
Agreements Credit Risk (6,868)
Credit Default Swaps ........................ Unrealized Depreciation on Swap
Agreements Credit Risk (596)
Written Options Contracts ..................... Written Options Outstanding, at Value Currency Risk (43,722)
Total ............................... $(4,183,587)
Eaton Vance Mortgage Opportunities ETF
Foreign Currency
Forward Exchange Contracts ...................
Unrealized Depreciation on
Foreign Currency
Forward Exchange Contracts Currency Risk (61,844)
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk (2,123,959)(a)
Total ............................... $(2,185,803)
Eaton Vance Short Duration Income ETF
Foreign Currency
Forward Exchange Contracts ...................
Unrealized Depreciation on
Foreign Currency
Forward Exchange Contracts Currency Risk (4,434)
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk (1,191,433)(a)
Total ............................... $(1,195,867)
Eaton Vance Total Return Bond ETF
Foreign Currency
Forward Exchange Contracts ...................
Unrealized Depreciation on
Foreign Currency
Forward Exchange Contracts Currency Risk (1,189,443)
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk (9,496,986)(a)
Interest Rate Swaps ......................... Variation Margin on Swap
Agreements Interest Rate Risk (561,600)(a)
Credit Default Swaps ........................ Variation Margin on Swap
Agreements Credit Risk (2,660)
Total ............................... $(11,250,689)
Eaton Vance Ultra-Short Income ETF
Foreign Currency
Forward Exchange Contracts ...................
Unrealized Depreciation on
Foreign Currency
Forward Exchange Contracts Currency Risk (5,138)
Futures Contracts .......................... Variation Margin on
Futures Contracts Interest Rate Risk (30,969)(a)
Total ............................... $(36,107)
Parametric Equity Plus ETF
Written Options Contracts ..................... Written Options Outstanding, at Value Equity Risk (341,113)
Parametric Equity Premium Income ETF
Written Options Contracts ..................... Written Options Outstanding, at Value Equity Risk (1,521,854)
Parametric Hedged Equity ETF
Written Options Contracts ..................... Written Options Outstanding, at Value Equity Risk (2,933,115)

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
The following tables set forth by primary risk exposure each Fund’s realized gains (losses) and change in unrealized appreciation
(depreciation) by type of derivative contract for the six months ended  March 31, 2026 in accordance with ASC 815:
(a) This Amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of investments. The Statements of Assets and
Liabilities only reflect the current day's net variation margin.
Fund Primary Risk Exposure
Realized Gain
(Loss)
Derivative
Calvert Ultra-Short Investment Grade ETF
Foreign Currency Forward Exchange Contracts ............ Currency Risk $ (87,361)
Futures Contracts ................................ Interest Rate Risk (13,583)
Total ..................................... $(100,944)
Eaton Vance Income Opportunities ETF
Foreign Currency Forward Exchange Contracts ............ Currency Risk 539,477
Futures Contracts ................................ Interest Rate Risk (477,689)
Swap Agreements ................................ Interest Rate Risk 152,094
Swap Agreements ................................ Credit Risk (529,753)
Total ..................................... $(315,871)
Eaton Vance Mortgage Opportunities ETF
Foreign Currency Forward Exchange Contracts ............ Currency Risk 1,701,241
Futures Contracts ................................ Interest Rate Risk 443,601
Total ..................................... $2,144,842
Eaton Vance Short Duration Income ETF
Foreign Currency Forward Exchange Contracts ............ Currency Risk 432,766
Futures Contracts ................................ Interest Rate Risk (1,936,745)
Total ..................................... $(1,503,979)
Eaton Vance Total Return Bond ETF
Foreign Currency Forward Exchange Contracts ............ Currency Risk 3,764,466
Futures Contracts ................................ Interest Rate Risk 3,474,902
Swap Agreements ................................ Interest Rate Risk 947
Swap Agreements ................................ Credit Risk (431,155)
Total ..................................... $6,809,160
Eaton Vance Ultra-Short Income ETF
Foreign Currency Forward Exchange Contracts ............ Currency Risk (59,323)
Futures Contracts ................................ Interest Rate Risk (18,648)
Total ..................................... $(77,971)
Parametric Equity Plus ETF
Investments Purchased Options Contracts ............... Equity Risk (285,219)(a)
Written Options Contracts ........................... Equity Risk 536,505
Total ..................................... $251,286
Parametric Equity Premium Income ETF
Written Options Contracts ........................... Equity Risk 6,915,383
Parametric Hedged Equity ETF
Investments Purchased Options Contracts ............... Equity Risk (1,435,256)(a)
Written Options Contracts ........................... Equity Risk 193,668
Total ..................................... $(1,241,588)
(a) Amounts are included in Realized Gain (Loss) on Investments Sold in the Statements of Operations.

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Fund Primary Risk Exposure
Change in Unrealized
Appreciation (Depreciation)
Derivative
Calvert Ultra-Short Investment Grade ETF
Foreign Currency Forward Exchange Contracts ............ Currency Risk $ 68,484
Futures Contracts ................................ Interest Rate Risk 15,123
Total ..................................... $83,607
Eaton Vance Income Opportunities ETF
Foreign Currency Forward Exchange Contracts ............ Currency Risk (786,753)
Futures Contracts ................................ Interest Rate Risk 345,292
Swap Agreement ................................. Credit Risk 1,254,838
Swap Agreement ................................. Interest Rate Risk (2,507,654)
Investments Purchased Options Contracts Currency Risk (535)(a)
Written Options Contracts Currency Risk (7,277)
Total ..................................... $(1,702,089)
Eaton Vance Mortgage Opportunities ETF
Foreign Currency Forward Exchange Contracts ............ Currency Risk (146,681)
Futures Contracts ................................ Interest Rate Risk (2,267,203)
Total ..................................... $(2,413,884)
Eaton Vance Short Duration Income ETF
Foreign Currency Forward Exchange Contracts ............ Currency Risk 4,442
Futures Contracts ................................ Interest Rate Risk 286,142
Total ..................................... $290,584
Eaton Vance Total Return Bond ETF
Foreign Currency Forward Exchange Contracts ............ Currency Risk (807,430)
Futures Contracts ................................ Interest Rate Risk (10,332,140)
Swap Agreement ................................. Credit Risk (2,660)
Swap Agreement ................................. Interest Rate Risk (418,294)
Total ..................................... $(11,560,524)
Eaton Vance Ultra-Short Income ETF
Foreign Currency Forward Exchange Contracts ............ Currency Risk 61,273
Futures Contracts ................................ Interest Rate Risk 12,687
Total ..................................... $73,960
Parametric Equity Plus ETF
Investments Purchased Options Contracts ............... Equity Risk (8,801)(a)
Written Options Contracts ........................... Equity Risk (9,039)
Total ..................................... $(17,840)
Parametric Equity Premium Income ETF
Written Options Contracts ........................... Equity Risk (246,273)
Parametric Hedged Equity ETF
Investments Purchased Options Contracts ............... Equity Risk 1,399,155 (a)
Written Options Contracts ........................... Equity Risk 4,312,961
Total ..................................... $5,712,116
(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Statements of Operations.

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
At March 31, 2026 each Fund's derivative assets and liabilities are as follows:
A Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Fund typically may offset with the counterparty certain OTC derivative financial instruments’ payables and/or receivables with collateral held and/
or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between a Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event a Fund exercises its right to terminate a Master Agreement after a counter-
party experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of a
Fund’s net liability may be delayed or denied.
The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31,
2026:
Gross Amounts of Assets and Liabilities
Presented in the Statements of Assets and Liabilities
Fund Assets Liabilities
Derivatives(a)
Calvert Ultra-Short Investment Grade ETF
Foreign Currency Forward Exchange Contracts .................................. $ 72,221 $ (3,737)
Eaton Vance Income Opportunities ETF
Foreign Currency Forward Exchange Contracts .................................. 869,328 (1,188,090)
Investments Purchased Options Contracts ..................................... 39,480 (b)(c) –
Swap Agreements ...................................................... 11,492 (596)
Written Option Contracts ................................................. – (43,722)
Total ........................................................... $920,300 $(1,232,408)
Eaton Vance Mortgage Opportunities ETF
Foreign Currency Forward Exchange Contracts .................................. 92,078 (61,844)
Eaton Vance Short Duration Income ETF
Foreign Currency Forward Exchange Contracts .................................. 8,876 (4,434)
Eaton Vance Total Return Bond ETF
Foreign Currency Forward Exchange Contracts .................................. 698,043 (1,189,443)
Eaton Vance Ultra-Short Income ETF
Foreign Currency Forward Exchange Contracts .................................. 66,411 (5,138)
(a) Excludes exchange-traded derivatives.
(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(c) Amounts are included in Investments in Securities in the Statements of Assets and Liabilities.

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty
Gross Asset
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net Amount
(Not less
than $0)
JPMorgan Chase Bank NA ............................. $ 72,221 $ — $ – $ 72,221
— — – –
Counterparty
Gross Liability
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Pledged
Net Amount
(Not less
than $0)
State Street Bank and Trust Company ..................... $ 3,737 $ — $ – $ 3,737
— — – –
Eaton Vance Income Opportunities ETF
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty
Gross Asset
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net Amount
(Not less
than $0)
Bank of America NA ................................. $ 4,606 $ (1,811) $ – $ 2,795
Barclays Bank plc ................................... 155,089 (155,089) – –
BNP Paribas SA .................................... 130,603 — – 130,603
Citibank N.A. ...................................... 12,431 (12,431) – –
Goldman Sachs International ........................... 385,781 (102,847) – 282,934
HSBC Bank plc ..................................... 2,586 — – 2,586
JPMorgan Chase Bank NA ............................. 95,661 (95,661) – –
Standard Chartered Bank .............................. 128,711 (54,622) – 74,089
UBS AG .......................................... 4,832 (4,832) – –
Total $920,300 $(427,293) $– $493,007
— — – –
Counterparty
Gross Liability
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Pledged
Net Amount
(Not less
than $0)
Bank of America NA ................................. $ 1,811 $ (1,811) $ – $ –
Barclays Bank plc ................................... 509,971 (155,089) – 354,882
Citibank N.A. ...................................... 97,164 (12,431) – 84,733
Deutsche Bank AG .................................. 5,038 — – 5,038
Goldman Sachs International ........................... 102,847 (102,847) – –
JPMorgan Chase Bank NA ............................. 443,727 (95,661) – 348,066
Standard Chartered Bank .............................. 54,622 (54,622) – –
UBS AG .......................................... 17,228 (4,832) – 12,396
Total $1,232,408 $(427,293) $– $805,115
Eaton Vance Mortgage Opportunities ETF
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty
Gross Asset
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net Amount
(Not less
than $0)
BNP Paribas SA .................................... $ 30,035 $ (890) $– $ 29,145

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty
Gross Asset
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net Amount
(Not less
than $0)
HSBC Bank plc ..................................... $ 4,131 $ — $ – $ 4,131
JPMorgan Chase Bank NA ............................. 57,548 — – 57,548
UBS AG .......................................... 364 — – 364
Total $92,078 $(890) $– $91,188
— — – –
Counterparty
Gross Liability
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Pledged
Net Amount
(Not less
than $0)
Barclays Bank plc ................................... $ 60,954 $ — $ – $ 60,954
BNP Paribas SA .................................... 890 (890) – –
Total $61,844 $(890) $– $60,954
— — – –
Eaton Vance Short Duration Income ETF
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty
Gross Asset
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net Amount
(Not less
than $0)
JPMorgan Chase Bank NA ............................. $ 8,876 $ — $ – $ 8,876
— — – –
Counterparty
Gross Liability
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Pledged
Net Amount
(Not less
than $0)
Barclays Bank plc ................................... $ 4,434 $ — $ – $ 4,434
— — – –
Eaton Vance Total Return Bond ETF
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty
Gross Asset
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net Amount
(Not less
than $0)
Barclays Bank plc ................................... $ 228,143 $ (228,143) $ – $ –
BNP Paribas SA .................................... 92,929 (92,929) – –
Citibank N.A. ...................................... 84,000 (84,000) – –
Goldman Sachs International ........................... 195,495 (195,495) – –
JPMorgan Chase Bank NA ............................. 97,476 (29,295) – 68,181
Total $698,043 $(629,862) $– $68,181
— — – –
Counterparty
Gross Liability
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Pledged
Net Amount
(Not less
than $0)
Barclays Bank plc ................................... $ 307,975 $ (228,143) $ – $ 79,832

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
For the six months ended March 31, 2026, the approximate average monthly amount outstanding for each derivative type is as follows:
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty
Gross Liability
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Pledged
Net Amount
(Not less
than $0)
BNP Paribas SA .................................... $ 142,530 $ (92,929) $ – $ 49,601
Citibank N.A. ...................................... 341,578 (84,000) – 257,578
Goldman Sachs International ........................... 364,311 (195,495) – 168,816
JPMorgan Chase Bank NA ............................. 29,295 (29,295) – –
UBS AG .......................................... 3,754 — – 3,754
Total $1,189,443 $(629,862) $– $559,581
— — – –
Eaton Vance Ultra-Short Income ETF
Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty
Gross Asset
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net Amount
(Not less
than $0)
JPMorgan Chase Bank NA ............................. $ 66,411 $ — $ – $ 66,411
— — – –
Counterparty
Gross Liability
Derivatives
Presented in
the Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Pledged
Net Amount
(Not less
than $0)
State Street Bank and Trust Company ..................... $ 5,138 $ — $ – $ 5,138
— — – –
Calvert Ultra-Short
Investment Grade ETF
Eaton Vance Income
Opportunities ETF
Eaton Vance Mortgage
Opportunities ETF
Foreign Currency Forward Exchange Contracts:
Average monthly principal amount ................................ $3,016,510 $135,559,471 $68,384,305
Futures Contracts:
Average monthly notional value .................................. $2,114,629 $114,441,813 $152,538,013
Swap Agreements:
Average monthly notional amount ................................ $– $174,568,954 $–
Purchased Options Contracts:
Average monthly notional amount ................................ $– $39,480 $–
Written Options Contracts:
Average monthly notional amount ................................ $– $43,722 $–
Eaton Vance Short
Duration Income ETF
Eaton Vance Total
Return Bond ETF
Eaton Vance Ultra-
Short Income ETF
Foreign Currency Forward Exchange Contracts:
Average monthly principal amount ................................ $17,672,759 $209,615,939 $2,938,934
Futures Contracts:
Average monthly notional value .................................. $296,429,934 $1,235,626,930 $5,907,560
Swap Agreements:
Average monthly notional amount ................................ $– $36,744,812 $–

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
5. Senior Loans:
 Senior Loans are typically structured by a syndicate of lenders (“Lenders”), one or more of which adminis-
ters the Senior Loan on behalf of the Lenders (“Agent”). Lenders may sell interests in Senior Loans to third parties (“Partic-
ipations”) or may assign all or a portion of their interest in a Senior Loan to third parties (“Assignments”). Senior Loans are exempt from registration under the Securities Act of 1933.
6. Unfunded Loan Commitments:
 Certain Funds may enter into certain loan agreements all or a portion of which may be un-
funded. The Portfolios are obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At March 31, 2026, each applicable Fund had sufficient cash and/or securities to cover these commitments.
7. When Issued/Delayed Delivery Securities:
 Certain Funds purchase and sells when-issued and delayed delivery securities.
Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to a Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to a Fund’s commitments to purchase such securities. Purchasing securities on a when- issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the
Fund.
8. Securities Lending:
 Certain Funds may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by JPMorgan Chase Bank N.A. (“JPMorgan”), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated mon-
ey market portfolio. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as “Income from Securities
Loaned — Net” in the Funds' Statements of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.
A Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2026:
Parametric Equity Plus
ETF
Parametric Equity
Premium Income ETF
Parametric Hedged
Equity ETF
Purchased Options Contracts:
Average monthly notional amount ................................ $170,858 $– $2,187,076
Written Options Contracts:
Average monthly notional amount ................................ $177,760 $753,369 $6,609,161
Gross Amount Not Offset in the Statements of Assets and Liabilities
Gross Asset
Amount
Presented in the
Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net Amount
(not less
than $0)
Fund
Calvert International Responsible Index ETF ................
$ 19,612,517(a) $ – $ 19,612,517(b)(c) $ –

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Gross Amount Not Offset in the Statements of Assets and Liabilities
Gross Asset
Amount
Presented in the
Statements of
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net Amount
(not less
than $0)
Fund
Calvert Ultra-Short Investment Grade ETF ..................
$ 4,267,771(a) $ – $ 4,267,771(c)(d) $ –
Calvert US Large-Cap Core Responsible Index ETF ............
8,512,118(a) – 8,512,118(c)(e) –
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF ..
158,575(a) – 158,575(c)(f) –
Calvert US Mid-Cap Core Responsible Index ETF .............
3,755,589(a) – 3,755,589(c)(g) –
Eaton Vance Floating-Rate ETF .........................
3,199,299(a) – 3,199,299(c)(h) –
Eaton Vance High Yield ETF ............................
2,308,872(a) – 2,308,872(c)( i ) –
Eaton Vance Short Duration Income ETF ...................
74,742,641(a) – 74,742,641(c)(j) –
Eaton Vance Short Duration Municipal Income ETF ...........
152,422(a) – 152,422(c)(k) –
Eaton Vance Total Return Bond ETF ......................
167,346,652(a) – 167,346,652(c)(l) –
Eaton Vance Ultra-Short Income ETF .....................
5,478,580(a) – 5,478,580(c)(m) –
Parametric Equity Plus ETF ............................
258,471(a) – 258,471(c)(n) –
Parametric Equity Premium Income ETF ...................
25,793,667(a) – 25,793,667(c)(o) –
Parametric Hedged Equity ETF ..........................
1,268,492(a) – 1,268,492(c)(p) –
(a) Represents market value of loaned securities at period end.
(b) The Fund received cash collateral of $8,770,333, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $11,575,853 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(c) The actual collateral received is greater than the amount shown here due to overcollateralization.
(d) The Fund received cash collateral of $1,994,882, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $2,404,677 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(e) The Fund received cash collateral of $2,228,770, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $6,474,948 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(f) The Fund received cash collateral of $22,122, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $141,263 in the form of U.S. Government obligations, which the
Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(g) The Fund received cash collateral of $1,352,978, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $2,499,082 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(h) The Fund received cash collateral of $2,024,883, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $1,278,967 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
( i ) The Fund received cash collateral of $1,771,220, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $616,705 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(j) The Fund received cash collateral of $16,155,783, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $60,530,200 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(k) The Fund received cash collateral of $159,900, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments.
(l) The Fund received cash collateral of $54,680,441, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $118,668,505 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(m) The Fund received cash collateral of $4,770,323, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $871,157 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(n) The Fund received cash collateral of $66,918, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $198,117 in the form of U.S. Government obligations, which the
Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is in-
tended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.
The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of col-
lateral pledged and the remaining contractual maturity of those transactions as of March 31, 2026:
(o) The Fund received cash collateral of $8,398,087, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $17,967,970 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
(p) The Fund received cash collateral of $339,254, which was subsequently invested in the Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $957,034 in the form of U.S. Government obligations, which the
Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
Remaining Contractual Maturity of the Agreements
Fund
Overnight and
Continuous <30 days
Between
30 &
90 days >90 Days Total
Calvert International Responsible Index ETF
Securities Lending Transactions
Common Stocks $8,770,333 $— $— $— $8,770,333
Total Borrowings $8,770,333 $— $— $— $8,770,333
Gross amount of recognized liabilities for securities
lending transactions $8,770,333
Calvert Ultra-Short Investment Grade ETF
Securities Lending Transactions
Common Stocks $1,994,882 $— $— $— $1,994,882
Total Borrowings $1,994,882 $— $— $— $1,994,882
Gross amount of recognized liabilities for securities
lending transactions $1,994,882
Calvert US Large-Cap Core Responsible Index ETF
Securities Lending Transactions
Common Stocks $2,228,770 $— $— $— $2,228,770
Total Borrowings $2,228,770 $— $— $— $2,228,770
Gross amount of recognized liabilities for securities
lending transactions $2,228,770
Calvert US Large-Cap Diversity, Equity and
Inclusion Index ETF
Securities Lending Transactions
Common Stocks $22,122 $— $— $— $22,122
Total Borrowings $22,122 $— $— $— $22,122
Gross amount of recognized liabilities for securities
lending transactions $22,122
Calvert US Mid-Cap Core Responsible Index ETF
Securities Lending Transactions
Common Stocks $1,352,978 $— $— $— $1,352,978
Total Borrowings $1,352,978 $— $— $— $1,352,978
Gross amount of recognized liabilities for securities
lending transactions $1,352,978
Eaton Vance Floating-Rate ETF
Securities Lending Transactions
Common Stocks $2,024,883 $— $— $— $2,024,883
Total Borrowings $2,024,883 $— $— $— $2,024,883
Gross amount of recognized liabilities for securities
lending transactions $2,024,883

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
9. Indemnifications:
The Trust enters into contracts that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.
Remaining Contractual Maturity of the Agreements
Fund
Overnight and
Continuous <30 days
Between
30 &
90 days >90 Days Total
Eaton Vance High Yield ETF
Securities Lending Transactions
Common Stocks $1,771,220 $— $— $— $1,771,220
Total Borrowings $1,771,220 $— $— $— $1,771,220
Gross amount of recognized liabilities for securities
lending transactions $1,771,220
Eaton Vance Short Duration Income ETF
Securities Lending Transactions
Common Stocks $16,155,783 $— $— $— $16,155,783
Total Borrowings $16,155,783 $— $— $— $16,155,783
Gross amount of recognized liabilities for securities
lending transactions $16,155,783
Eaton Vance Short Duration Municipal Income ETF
Securities Lending Transactions
Common Stocks $159,900 $— $— $— $159,900
Total Borrowings $159,900 $— $— $— $159,900
Gross amount of recognized liabilities for securities
lending transactions $159,900
Eaton Vance Total Return Bond ETF
Securities Lending Transactions
Common Stocks $54,680,441 $— $— $— $54,680,441
Total Borrowings $54,680,441 $— $— $— $54,680,441
Gross amount of recognized liabilities for securities
lending transactions $54,680,441
Eaton Vance Ultra-Short Income ETF
Securities Lending Transactions
Common Stocks $4,770,323 $— $— $— $4,770,323
Total Borrowings $4,770,323 $— $— $— $4,770,323
Gross amount of recognized liabilities for securities
lending transactions $4,770,323
Parametric Equity Plus ETF
Securities Lending Transactions
Common Stocks $66,918 $— $— $— $66,918
Total Borrowings $66,918 $— $— $— $66,918
Gross amount of recognized liabilities for securities
lending transactions $66,918
Parametric Equity Premium Income ETF
Securities Lending Transactions
Common Stocks $8,398,087 $— $— $— $8,398,087
Total Borrowings $8,398,087 $— $— $— $8,398,087
Gross amount of recognized liabilities for securities
lending transactions $8,398,087
Parametric Hedged Equity ETF
Securities Lending Transactions
Common Stocks $339,254 $— $— $— $339,254
Total Borrowings $339,254 $— $— $— $339,254
Gross amount of recognized liabilities for securities
lending transactions $339,254

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
10. Dividends and Distributions to Shareholders:
 Dividends and distributions to shareholders are recorded on the ex-div-
idend date. Dividends from net investment income, if any, are declared and paid monthly or quarterly. Net realized capital gains, if any, are distributed at least annually.
11. Security Transactions and Income:
 Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost meth-
od. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities.
12. Segment Reporting:
 Each Fund operates as a single reportable segment, an investment company whose investment ob-
jective is included at the beginning of the Notes to the Financial Statements.  The Funds' President acts as the Trust’s Chief
Operating Decision Maker ("CODM"), who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in each
Fund’s financial statements.
B. Management/Sub-Advisory Fees:
The Adviser provides investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject to the supervision of the Trust’s Trustees, makes or oversees each Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Fund’s invest-
ments. Under the Agreement, the Adviser pays substantially all the expenses of each Fund (including expenses of the Trust relating to each Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of each Fund’s busi-
ness. As compensation for its services, the Adviser is paid monthly at the following annual rate of the average daily net assets of each
Fund.
Prior to November 7, 2025, Morgan Stanley Income Opportunities Fund (the "Predecessor Fund") paid an advisory fee to the
Adviser, accrued daily and paid monthly, by applying the annual rate of 0.32% to the average net assets of the Fund determined as of the close of each business day. The Adviser/Administrator had agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.24% for Class L, 0.60% for Class I, 1.70% for
class C and 0.57% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense
Fund Management Fee
Calvert International Responsible Index ETF ..........................................................
0.18%
Calvert Ultra-Short Investment Grade ETF ............................................................
0.24
Calvert US Large-Cap Core Responsible Index ETF ......................................................
0.15
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF ............................................
0.14
Calvert US Mid-Cap Core Responsible Index ETF .......................................................
0.15
Eaton Vance Floating-Rate ETF ...................................................................
0.60
Eaton Vance High Income Municipal ETF ............................................................
0.39
Eaton Vance High Yield ETF ......................................................................
0.48
Eaton Vance Income Opportunities ETF ..............................................................
0.55
Eaton Vance Intermediate Municipal Income ETF .......................................................
0.29
Eaton Vance Mortgage Opportunities ETF ............................................................
0.45
Eaton Vance Preferred Securities and Income ETF ......................................................
0.39
Eaton Vance Short Duration Income ETF .............................................................
0.24
Eaton Vance Short Duration Municipal Income ETF .....................................................
0.19
Eaton Vance Total Return Bond ETF ................................................................
0.32
Eaton Vance Ultra-Short Income ETF ...............................................................
0.17
Parametric Equity Plus ETF ......................................................................
0.29
Parametric Equity Premium Income ETF .............................................................
0.29
Parametric Hedged Equity ETF ....................................................................
0.29

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
reimbursements when they deem such action is appropriate. In addition the Adviser served as the Administrator of the Predecessor
Fund pursuant to an Administration Agreement for an annual fee of 0.08% of the Predecessor Fund's average daily net assets. The advisory fees and waiver of advisory fees are reflected in the Statements of Operations.
The Adviser has agreed to reduce its management fee for Eaton Vance Income Opportunities ETF so that Total Annual Fund Oper-
ating Expenses, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s busi-
ness, will not exceed 0.50%. The fee waiver will continue for two years from the date of the Reorganization or until such time as the
Board of Trustees of the Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. It is not expected that the fee waiver will be extended.
The Adviser has agreed to reduce its management fee for Eaton Vance Intermediate Municipal Income ETF and Parametric Equity
Plus ETF so that Total Annual Fund Operating Expenses, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund's business, will not exceed 0.10%. The fee waiver will continue until February 1, 2027 or until such time as the Trustees of Morgan Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. It is expected that the duration of the fee waiver will not be extended.
The Adviser has voluntarily agreed to waive a portion of its management fee for Eaton Vance Preferred Securities and Income ETF
on a temporary basis so that Total Annual Fund Operating Expenses will not exceed 0.20% (the "Voluntary Fee Waiver"). The
Voluntary Fee Waiver excludes distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litiga-
tion expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund's business. The Voluntary Fee Waiver will remain in place through June 30, 2026. The Adviser may discontinue the Voluntary Fee
Waiver at any time prior to such date in its sole discretion and without notice.
The Adviser has entered into a Sub-Advisory Agreement with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley.
The Sub-Advisers provide Eaton Vance High Yield ETF, Parametric Plus Equity ETF, Parametric Equity Premium Income ETF and
Parametric Hedged Equity ETF, with investment advisory services subject to the overall supervision of the Adviser and the Trust's
Officers and Trustees. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from each Fund.
C. Distribution and Shareholder Services Plan:
The Trustees have adopted a distribution and services plan (“Plan”) pursuant
Rule 12b-1 under the Act.  Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets. No Rule 12b-1 fees are currently paid by the Funds and there are no current plans to impose these fees.
Prior to November 7, 2025, Morgan Stanley Income Opportunities Fund (the "Predecessor Fund"), shares of the Predecessor
Fund was distributed by Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser/Administrator. The Pre-
decessor Fund had adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the
Predecessor Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A
— up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.
Fund
Advisory Fees
Waived and/or
Reimbursed
Eaton Vance Income Opportunities ETF ................................................................
$167,486
Eaton Vance Intermediate Municipal Income ETF .........................................................
142,027
Eaton Vance Preferred Securities and Income ETF ........................................................
1,950
Parametric Equity Plus ETF ........................................................................
15,215

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
D. Dividend Disbursing and Transfer Agent:
The Trust’s dividend disbursing and transfer agent is JPMorgan.
Prior to November 7, 2025, Morgan Stanley Income Opportunities Fund (the "Predecessor Fund"), the dividend disbursing and transfer agent was SS&C Global Investor & Distribution Solution, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agree-
ment, the Predecessor Fund paid SS&C GIDS a fee based on the number of classes, accounts and transaction relating to the Prede-
cessor Fund. Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provided co-transfer agency and related services to the Predecessor Fund pursuant to a Co-Transfer Agency Services Agreement. For the period November 1, 2025 through November
7, 2025, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" and "Sub Transfer Agency Fees"
in the Statements of Operations, amounted to $10,279. Effective November 7, 2025, JPMorgan serves as the Transfer Agent of the
Eaton Vance Income Opportunities ETF, the Surviving Fund.
E. Custodian and Administrator:
JPMorgan also serves as Custodian and Administrator for the Trust in accordance with a Cus-
todian and Administration Agreement.
Prior to November 7, 2025, Morgan Stanley Income Opportunities Fund (the "Predecessor Fund"), State Street Bank and Trust
Company served as custodian for the Predecessor Fund in accordance with a Custodian Agreement. Effective November 7, 2025,
JPMorgan serves as Custodian and Administrator for the Eaton Vance Income Opportunities ETF, the surviving Fund in accor-
dance with a Custodian and Administration Agreement.
F. Issuance and Redemption of Fund Shares:
 Each Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
Each Fund will only issue or redeem shares aggregated into blocks of shares or multiples thereof (“Creation Units”) to Authorized
Participants who have entered into agreements with Foreside Fund Services, LLC, which is the Fund's Distributor. An Authorized
Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous
Net Settlement System of the National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the
Distributor with respect to creations and redemptions of Creation Units. Each Fund will issue or redeem Creation Units in return for a basket of assets that each Fund specifies each day.
Shares are listed on the New York Stock Exchange Arca (“NYSE Arca”), the New York Stock Exchange ("NYSE"), or the Nasdaq
Stock Market ("NASDAQ") and are publicly traded. If an investor buys or sells respective Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at
NAV if the investor purchases or redeems respective Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to each Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An addi-
tional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the Statements of Assets and Liabilities if they are outstanding as of period end. Transaction fees assessed during the period are included in the proceeds from shares issued on the Statements of Changes in Net Assets.
G. Security Transactions and Transactions with Affiliates:
 For the six months ended March 31, 2026, purchases and sales of investment securities excluding short term investments and In-Kind transactions for each Fund were as follows:
Purc hases  Sal es
Fund Government Non-Government  Government Non-Government
Calvert International Responsible Index ETF
$ – $ 20,474,814 $– $13,059,475
Calvert Ultra-Short Investment Grade ETF
11,130,566 68,876,678 34,654,570 57,457,740
Calvert US Large-Cap Core Responsible Index ETF
– 12,926,969 – 12,721,886
Calvert US Large-Cap Diversity, Equity and Inclusion
Index ETF
– 384,749 – 394,062

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
For the six months ended March 31, 2026, purchases and sales related to in-kind transactions were as follows:
Certain Funds invest in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio: Insti-
tutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. A summary of the Funds' transactions in shares of the Liquidity
Funds during the six months ended March 31, 2026 were as follows:
Purc hases Sal es
Fund Government Non-Government Government Non-Government
Calvert US Mid-Cap Core Responsible Index ETF
– 3,535,555 – 3,525,501
Eaton Vance Floating-Rate ETF
– 537,564,275 – 661,205,968
Eaton Vance High Income Municipal ETF
– 31,791,367 – 24,898,605
Eaton Vance High Yield ETF
– 4,179,671 – 4,710,744
Eaton Vance Income Opportunities ETF
– 983,359,555 – 576,394,162
Eaton Vance Intermediate Municipal Income ETF
3,527,207 126,058,670 1,999,375 40,472,814
Eaton Vance Mortgage Opportunities ETF
– 958,789,503 – 763,578,279
Eaton Vance Preferred Securities and Income ETF
– 16,274,754 – 25,167
Eaton Vance Short Duration Income ETF
130,442,653 609,863,084 63,140,210 428,486,679
Eaton Vance Short Duration Municipal Income ETF
12,597,168 269,253,677 6,497,969 64,707,037
Eaton Vance Total Return Bond ETF
1,596,848,131 5,990,271,599 1,891,488,487 5,221,621,658
Eaton Vance Ultra-Short Income ETF
23,872,492 115,755,210 32,391,871 103,274,421
Parametric Equity Plus ETF
– 3,393,730 – 3,047,448
Parametric Equity Premium Income ETF
– 74,019,192 – 78,992,162
Parametric Hedged Equity ETF
– 18,641,819 – 20,609,499
Purchases Sales
Fund In Kind In Kind
Calvert International Responsible Index ETF
$62,142,893 $–
Calvert Ultra-Short Investment Grade ETF
8,833,851 –
Calvert US Large-Cap Core Responsible Index ETF
120,192,405 8,541,035
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
– 3,968,177
Calvert US Mid-Cap Core Responsible Index ETF
9,485,652 6,384,815
Eaton Vance High Yield ETF
12,841,276 –
Eaton Vance Income Opportunities ETF
226,484,832 –
Eaton Vance Mortgage Opportunities ETF
7,077,898 –
Eaton Vance Preferred Securities and Income ETF
1,774,287 –
Eaton Vance Short Duration Income ETF
280,918,907 –
Eaton Vance Total Return Bond ETF
1,253,800,635 –
Eaton Vance Ultra-Short Income ETF
4,581,076 43,598,538
Parametric Equity Premium Income ETF
87,935,837 3,891,375
Parametric Hedged Equity ETF
44,636,236 32,901,813
Fund
Value
September 30,
2025
Purchases
at Cost
Proceeds
from
Sales
Dividend
Income
Realized
Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
March 31,
2026
Calvert International Responsible Index ETF
$ 1,477,981 $ 50,059,416 $ 42,255,625 $ 25,673 $ – $ – $ 9,281,772
Calvert Ultra-Short Investment Grade ETF
19,138,883 111,962,904 119,190,172 81,360 – – 11,911,615
Calvert US Large-Cap Core Responsible Index ETF
6,071,571 130,651,659 132,493,427 45,564 – – 4,229,803
Calvert US Large-Cap Diversity, Equity and
Inclusion Index ETF
98,943 3,607,779 3,651,460 1,200 – – 55,262
Calvert US Mid-Cap Core Responsible Index ETF
2,831,513 30,602,993 31,870,240 8,389 – – 1,564,266
Eaton Vance Floating-Rate ETF
127,721,423 335,293,374 409,773,457 2,008,274 – – 53,241,340
Eaton Vance High Yield ETF
3,070,454 20,839,296 21,184,272 14,990 – – 2,725,478
Eaton Vance Income Opportunities ETF
14,971,381 362,713,813 211,816,496 1,080,735 – – 165,868,698
Eaton Vance Intermediate Municipal Income ETF
– 1,820,528 1,820,528 35 – – –
Eaton Vance Mortgage Opportunities ETF
24,683,898 252,846,022 275,436,114 224,447 – – 2,093,806
Eaton Vance Preferred Securities and Income ETF*
– 3,162,675 1,792,236 1,682 – – 1,370,439
Eaton Vance Short Duration Income ETF
49,089,151 453,548,136 399,405,969 545,320 – – 103,231,318
Eaton Vance Short Duration Municipal Income ETF
320,250 8,234,423 8,394,773 311 – – 159,900
Eaton Vance Total Return Bond ETF
89,996,270 1,369,013,265 1,167,241,923 1,992,180 – – 291,767,612
Eaton Vance Ultra-Short Income ETF
23,422,409 151,914,987 167,176,559 67,838 – – 8,160,837
Parametric Equity Plus ETF
833,439 4,921,554 4,979,104 16,194 – – 775,889

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Management fees paid by the respective Funds are reduced by an amount equal to their pro-rata share of the management fees paid by the respective Funds due to their investment in the Liquidity Fund ("Rebate"). For the six months ended March 31, 2026, man-
agement fees paid were reduced for each fund as follows:
Certain Funds invest in shares of affiliated investments managed by the Adviser and Sub-Adviser. A summary of each Funds transac-
tions in shares of affiliated investments during the six months ended March 31, 2026 is as follows:
Management fees paid by the respective Funds are reduced by an amount equal to their pro-rata share of the management fees paid by the affiliated investment ("Rebate"). For the six months ended March 31, 2026, management fees paid were reduced for each Fund as follows:
Fund
Value
September 30,
2025
Purchases
at Cost
Proceeds
from
Sales
Dividend
Income
Realized
Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
March 31,
2026
Parametric Equity Premium Income ETF
$ 14,297,264 $ 131,300,581 $ 130,723,739 $ 63,071 $ – $ – $ 14,874,106
Parametric Hedged Equity ETF
2,072,672 30,728,899 30,902,553 39,432 – – 1,899,018
* Commencement of Operations on March 3, 2026
Fund Rebate Value
Calvert International Responsible Index ETF ............................................................
$554
Calvert Ultra-Short Investment Grade ETF ..............................................................
3,089
Calvert US Large-Cap Core Responsible Index ETF ........................................................
1,502
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF ..............................................
44
Calvert US Mid-Cap Core Responsible Index ETF .........................................................
229
Eaton Vance Floating-Rate ETF .....................................................................
75,793
Eaton Vance High Yield ETF ........................................................................
486
Eaton Vance Income Opportunities ETF ................................................................
42,450
Eaton Vance Mortgage Opportunities ETF ..............................................................
8,688
Eaton Vance Preferred Securities and Income ETF ........................................................
71
Eaton Vance Short Duration Income ETF ...............................................................
16,575
Eaton Vance Total Return Bond ETF ..................................................................
72,931
Eaton Vance Ultra-Short Income ETF .................................................................
2,493
Parametric Equity Plus ETF ........................................................................
611
Parametric Equity Premium Income ETF ...............................................................
2,090
Parametric Hedged Equity ETF ......................................................................
1,422
Fund
Value
September 30,
2025
Purchases
at Cost
Proceeds
from
Sales
Dividend
and
Interest
Income
Realized
Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
March 31,
2026
Investments
Eaton Vance Mortgage Opportunities ETF
Morgan Stanley Mortgage Loan Trust $ 47,791 $ – $ 4,656 $ 1,404 $ – $ 120 $ 43,255
Eaton Vance Short Duration Income ETF
Eaton Vance Floating-Rate ETF 10,381,030 9,537,621 – 502,500 – (526,779) 19,391,872
Eaton Vance Ultra-Short Income ETF 5,096,500 2,546,500 – 152,936 – (29,600) 7,613,400
Eaton Vance Total Return Bond ETF
Eaton Vance Floating-Rate ETF – 29,351,552 – 802,677 – (849,372) 28,502,180
Eaton Vance High Yield ETF 495,085 – – 18,889 – (12,136) 482,949
Eaton Vance Short Duration Income ETF 12,080,175 – – 279,601 – (109,275) 11,970,900
Eaton Vance Ultra-Short Income ETF 1,376,055 – – 33,451 – (5,643) 1,370,412
Eaton Vance Ultra-Short Income ETF
Eaton Vance Floating-Rate ETF 745,050 941,879 961,707 13,034 (10,999) (14,842) 699,381
Parametric Equity Plus ETF
Morgan Stanley 78,367 – – 986 – 2,766 81,133
Parametric Hedged Equity ETF
Morgan Stanley 394,062 162,517 126,397 6,002 36,777 (17,518) 449,441

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Certain Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 under the Act which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Funds' Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirement of Rule 2a-5.
For the six months ended March 31, 2026, the Funds did not engage in any cross-trade transactions.
Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Adviser pays these expenses from the Management Fees it receives from the funds.
The Trust has a Deferred Compensation Plan (the “DC Plan”), which allows each Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley Funds that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Trust.
For the six months ended March 31, 2026 the following Funds incurred brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser, for portfolio transactions executed on behalf of the Funds.
H. Other:
 At March 31, 2026, Morgan Stanley Investment Management Inc. held outstanding shares of the following Funds:
I. Federal Income Taxes:
It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.
Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
Fund Rebate
Eaton Vance Short Duration Income ETF ...............................................................
$47,747
Eaton Vance Total Return Bond ETF ..................................................................
81,789
Eaton Vance Ultra-Short Income ETF .................................................................
1,164
Fund Value
Parametric Equity Plus ETF ........................................................................
$12
Parametric Equity Premium Income ETF ...............................................................
2,370
Fund
Percentage of
Ownership
Calvert US Mid-Cap Core Responsible Index ETF .......................................................
13.5%
Eaton Vance High Income Municipal ETF ............................................................
52.1
Eaton Vance High Yield ETF ......................................................................
13.4
Eaton Vance Preferred Securities and Income ETF ......................................................
83.4
Parametric Equity Plus ETF ......................................................................
93.5
Parametric Hedged Equity ETF ....................................................................
21.8

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
FASB ASC 740-10, “Income Taxes—Overall”, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements of the Funds. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statements of Operations. Tax
positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-
likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’
tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed. The Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the state departments of revenue and by foreign tax authorities.
The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and
2024 was as follows:
2025 Distributions Paid From: 2024 Distributions Paid From:
Ordinary Long-Term Tax-Exempt Paid-in Ordinary Long-Term Tax-Exempt Paid-in
Fund Income Capital Gain Income Capital Income Capital Gain Income Capital
Calvert
International
Responsible
Index ETF ....
$ 4,141,388 $ – $ – $ – $ 2,208,567 $ – $ – $ –
Calvert Ultra-
Short Investment
Grade ETF ...
9,128,917 6,514 – – 3,130,528 10,002 – –
Calvert US
Large-Cap Core
Responsible
Index ETF ....
5,075,428 – – – 3,466,142 – – –
Calvert US Large-
Cap Diversity,
Equity and
Inclusion Index
ETF ........
269,737 – – – 449,376 – – –
Calvert US
Mid-Cap Core
Responsible
Index ETF ....
1,011,915 – – – 588,367 – – –
Eaton Vance
Floating-Rate
ETF ........
97,039,720 – – – 34,524,552 – – 3,156,395
Eaton Vance
High Income
Municipal ETF
220,631 – 713,810 – – – – –
Eaton Vance High
Yield ETF ....
1,387,514 210,319 – – 1,389,305 – – –
Eaton Vance
Income
Opportunities
ETF ........
30,308,679 – – 6,007,858 35,733,753 – – 6,497,173
Eaton Vance
Intermediate
Municipal
Income ETF ..
19,570 – 2,610,218 – 101,438 – 691,788 –

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.
For the year ended September 30, 2025, some of the Funds recorded permanent differences primarily related to one or more of the following: tax adjustments related to in-kind redemptions, REIT securities or a distribution in excess of current earnings. These permanent differences resulted in the following reclassifications among the components of net assets for the Funds listed below at
September 30, 2025:
At September 30, 2025, the components of distributable earnings for each Fund on a tax basis were as follows:
2025 Distributions Paid From: 2024 Distributions Paid From:
Ordinary Long-Term Tax-Exempt Paid-in Ordinary Long-Term Tax-Exempt Paid-in
Fund Income Capital Gain Income Capital Income Capital Gain Income Capital
Eaton Vance
Mortgage
Opportunities
ETF ........
$ 27,827,102 $ – $ – $ – $ 19,401,023 $ – $ – $ –
Eaton Vance
Short Duration
Income ETF ..
16,418,431 – – – 10,744,586 – – –
Eaton Vance
Short Duration
Municipal
Income ETF ..
1,100,439 – 8,236,913 – 1,020,972 – 4,443,809 –
Eaton Vance Total
Return Bond
ETF ........
82,351,742 – – – 27,111,352 – – –
Eaton Vance
Ultra-Short
Income ETF ..
7,185,342 19,837 – – 1,817,749 – – –
Parametric Equity
Plus ETF ....
207,534 – – – – – – –
Parametric Equity
Premium Income
ETF ........
7,019,105 – – 6,226,543 1,083,910 – – 1,483,735
Parametric
Hedged Equity
ETF ........
917,558 – – 271,827 351,527 – – 303,181
Total
Fund
Distributable Earnings/
(Accumulated Loss) Paid-In Capital
Calvert International Responsible Index ETF .......................................
$ (1,215,860) $ 1,215,860
Calvert Ultra-Short Investment Grade ETF .........................................
(62,479) 62,479
Calvert US Large-Cap Core Responsible Index ETF ...................................
(12,685,606) 12,685,606
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF .........................
(3,241,142) 3,241,142
Calvert US Mid-Cap Core Responsible Index ETF ....................................
(1,674,816) 1,674,816
Eaton Vance Income Opportunities ETF ...........................................
69,452 (69,452)
Eaton Vance Total Return Bond ETF .............................................
(315,514) 315,514
Eaton Vance Ultra-Short Income ETF ............................................
(5,704) 5,704
Parametric Equity Plus ETF ...................................................
(27,756) 27,756
Parametric Equity Premium Income ETF ..........................................
(4,813,839) 4,813,839
Parametric Hedged Equity ETF .................................................
(4,750,739) 4,750,739

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
At September 30, 2025, the following Funds had available for federal income tax purposes unused short-term and/or long-term cap-
ital losses that do not have an expiration date:
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by certain Funds for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2025, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes.
Undistributed Undistributed Undistributed
Ordinary Long-Term Tax-Exempt
Fund Income Capital Gain Income
Calvert International Responsible Index ETF ......................
$ 2,231,286 $ – $ –
Calvert Ultra-Short Investment Grade ETF ........................
585,102 – –
Calvert US Large-Cap Core Responsible Index ETF ..................
251,802 – –
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF ........
7,265 – –
Calvert US Mid-Cap Core Responsible Index ETF ...................
48,121 – –
Eaton Vance Floating-Rate ETF ...............................
7,388,587 – –
Eaton Vance High Income Municipal ETF ........................
– – 158,765
Eaton Vance High Yield ETF ..................................
301,106 – –
Eaton Vance Income Opportunities ETF ..........................
– – –
Eaton Vance Intermediate Municipal Income ETF ...................
– – 430,889
Eaton Vance Mortgage Opportunities ETF ........................
– – –
Eaton Vance Short Duration Income ETF .........................
3,165,804 – –
Eaton Vance Short Duration Municipal Income ETF .................
– – 1,117,401
Eaton Vance Total Return Bond ETF ............................
11,516,225 – –
Eaton Vance Ultra-Short Income ETF ...........................
1,107,726 – –
Parametric Equity Plus ETF ..................................
9,804 – –
Parametric Equity Premium Income ETF .........................
– – –
Parametric Hedged Equity ETF ................................
– – –
Fund
Short-term Losses
(No Expiration)
Long-term Losses
(No Expiration)
Calvert International Responsible Index ETF .......................................
$ 1,760,578 $ 2,053,301
Calvert US Large-Cap Core Responsible Index ETF ...................................
2,036,480 –
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF .........................
– 537,090
Calvert US Mid-Cap Core Responsible Index ETF ....................................
367,730 377,334
Eaton Vance Floating-Rate ETF ................................................
4,174,379 4,541,844
Eaton Vance High Income Municipal ETF .........................................
156,058 –
Eaton Vance Income Opportunities ETF ...........................................
16,156,380 33,352,016
Eaton Vance Intermediate Municipal Income ETF ....................................
187,473 –
Eaton Vance Mortgage Opportunities ETF .........................................
4,325,443 4,448,654
Eaton Vance Short Duration Income ETF ..........................................
– 15,493,871
Eaton Vance Short Duration Municipal Income ETF ..................................
6,198 23,867
Eaton Vance Total Return Bond ETF .............................................
25,203,307 89,411,981
Parametric Equity Plus ETF ...................................................
995,750 52,846
Parametric Equity Premium Income ETF ..........................................
8,646,600 436,303
Parametric Hedged Equity ETF .................................................
7,075,658 5,896,597
Fund
Capital Loss
Carryforward
Utilized
Calvert US Large-Cap Core Responsible Index ETF ........................................................
$ 745,947
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF ..............................................
306,630
Calvert US Mid-Cap Core Responsible Index ETF .........................................................
1,269,305
Eaton Vance Income Opportunities ETF ................................................................
10,617,378
Eaton Vance Mortgage Opportunities ETF ..............................................................
7,995,523
Eaton Vance Short Duration Income ETF ...............................................................
1,742,523
Eaton Vance Short Duration Municipal Income ETF .......................................................
70,713
Eaton Vance Total Return Bond ETF ..................................................................
9,326,812

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Funds' next taxable year. For the year ended
September 30, 2025, the Fund listed below intends to defer to October 1, 2025 for U.S. federal income tax purposes the following losses:
J. Credit Facility:
The Eaton Vance Floating-Rate ETF participated in a $100,000,000 committed revolving line of credit (the
“Facility”) with JPMorgan. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the secured overnight financing rate, federal funds rate or the over-
night bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2026, the Eaton Vance Floating Rate ETF did not have any borrowings under the Facility.
K. Principal Risks:
Market and Geopolitical Risk:
The value of an investment in each Fund is based on the values of each Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by)
and liquidity of a Fund’s investments, which may in turn impact a Fund’s ability to sell securities and/or its ability to meet redemp-
tions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of a Fund’s investments, adversely affect and increase the volatility of a Fund’s share price and exacerbate preexisting risks to a Fund. The frequency and magnitude of resulting changes in the value of a Fund’s investments cannot be predicted.
Tracking Error Risk:
(Calvert International Responsible Index ETF, Calvert US Large-Cap Core Responsible Index ETF,
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF and Calvert US Mid-Cap Core Responsible Index ETF
only) Tracking error risk refers to the risk that a Fund’s performance may not match or correlate to that of the index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of, among other things, transaction costs, a Fund’s hold-
ing of cash, differences in accrual of dividends, changes to the index or the need to meet new or existing regulatory requirements.
Factors such as Fund expenses, imperfect correlation between a Fund’s investments and the index, rounding of share prices, changes to the composition of the index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or con-
centration policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike a Fund, the returns of an index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may cause a Fund’s performance to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. A Fund may be required to deviate its investments from the securities and relative weightings of the index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. To the extent that a Fund uses a representative sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Qualified
Late Year Post-October
Ordinary Capital
Fund Losses Losses
Eaton Vance Mortgage Opportunities ETF .........................................
$ 32,441 $ –

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
Index Related Risk:
(Calvert International Responsible Index ETF, Calvert US Large-Cap Core Responsible Index ETF,
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF and Calvert US Mid-Cap Core Responsible Index ETF
only) A Fund’s return may not track the return of the index for a number of reasons and therefore may not achieve its investment objective. For example, a Fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the index. In addition, a Fund’s return may differ from the return of the index because of, among other things, pricing differences and the inabili-
ty to purchase certain securities included in the index due to regulatory or other restrictions.
In addition, to the extent that a Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the index as when the Fund purchases all of the securities in the index in the proportions in which they are represented in the index. Errors in the construction or calculation of the index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on a Fund and its shareholders.
The risk that a Fund may not track the performance of the index may be heightened during times of increased market volatility or other unusual market conditions.
Authorized Participant Concentration Risk:
Only an authorized participant may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of intermediaries that act as authorized participants and none of these autho-
rized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for a Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to a Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent a Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Cash Transaction Risk:
(Calvert Ultra-Short Investment Grade ETF, Eaton Vance Floating-Rate ETF, Eaton Vance Interme-
diate Municipal Income ETF, Eaton Vance Mortgage Opportunities ETF, Eaton Vance Short Duration Income ETF, Eaton
Vance Short Duration Municipal Income ETF and Eaton Vance Ultra-Short Income ETF only) Unlike certain ETFs, a Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and sub-
sequently recognize gains on such sales that a Fund might not have recognized if it were to distribute portfolio securities in-kind.
As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Trading Risk:
The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in a Fund’s
NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser and/or Sub-Adviser, if applicable, cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of a Fund’s holdings. You may pay significantly more or receive significantly less than a Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of a Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if a Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.
Large Transaction Risk:
A Fund may experience adverse effects when large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). In addition, a third party investor, the
Adviser, or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may in-
vest in a Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder

Semi-Annual Report — March 31, 2026 (unaudited)
Notes to Financial Statements (cont’d)

Morgan Stanley ETF Trust
would not redeem its investment, that the size of a Fund would be maintained at such levels or that a Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also result in taxable income and/or gains for a Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their
Fund shares through a tax deferred retirement account, such as a 401(k) plan or IRA. To the extent that such transactions result in short-term capital gains, such gains when distributed by a Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause a
Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund; liquidation, reorganization, repositioning, or other announced Fund event; or changes in investment objectives, strategies, policies, risks, or investment per-
sonnel. Although large shareholder transactions may be more frequent under certain circumstances, a Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, large shareholder transactions may account for a large percentage of the trading volume on a Fund’s listing exchange and may, therefore, have a mate-
rial upward or downward effect on the market price of the shares.

Semi-Annual Report — March 31, 2026 (unaudited)
Investment Advisory Agreement Approval
Morgan Stanley ETF Trust
Morgan Stanley ETF Trust – Eaton Vance Income Opportunities ETF (formerly, Morgan Stanley Income Opportunities
Fund)
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be pro-
vided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio manage-
ment, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, com-
pliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to launch the Fund with the assets of Morgan Stanley Income Opportunities Fund (the
“Acquired Fund”). The Board further considered that although the Fund had not yet commenced operations, it was expected that it would adopt the Acquired Fund’s performance track record as the accounting survivor to the Acquired Fund.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the Man-
agement Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to comparable funds advised by the Adviser or its affiliates (including the Acquired Fund), when applicable, and compared to peers as determined by the Adviser. The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary manage-
ment fee structure, was equal to the proposed management fee rate. The Board also considered the benefits to the Acquired Fund shareholders arising from the unitary management fee structure, that would result in the Fund experiencing a lower total expense ra-
tio as compared to the Acquired Fund. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not in-
clude breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee struc-
ture inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Semi-Annual Report — March 31, 2026 (unaudited)
Investment Advisory Agreement Approval (cont’d)

Morgan Stanley ETF Trust
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun oper-
ations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be consid-
ered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the compe-
tence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Ad-
viser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management
Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.
Morgan Stanley ETF Trust – Eaton Vance Preferred Securities and Income ETF
The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory and portfolio management services to be pro-
vided by the Adviser under the investment management agreement (the “Management Agreement”), including portfolio manage-
ment, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser under the Management Agreement, including operations, com-
pliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.
The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who will provide the advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well

Semi-Annual Report — March 31, 2026 (unaudited)
Investment Advisory Agreement Approval (cont’d)

Morgan Stanley ETF Trust
qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.
The Board reviewed the unitary management fee (the “management fee rate”) proposed to be paid by the Fund under the Manage-
ment Agreement, pursuant to which the Adviser would pay substantially all of the operating expenses of the Fund, subject to certain exceptions. The Board considered the benefits of a unitary fee structure and considered the management fee rate relative to compa-
rable funds advised by the Adviser or its affiliates, when applicable, and compared to peers as determined by the Adviser. The Board reviewed the anticipated total expense ratio of the Fund, which, due to the unitary management fee structure, was equal to the proposed management fee rate. The Board also considered that the fees charged by the Fund’s other service providers would be paid by the Adviser under the unitary management fee structure. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.
Economies of Scale
The Board considered the growth prospects of the Fund and the proposed unitary management fee schedule, which does not in-
clude breakpoints. The Board considered that the unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Board also considered that the unitary management fee struc-
ture inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Fund will not increase in the future even if the Fund’s operating costs rise and assets remain flat or decrease. The Board also considered that increases in the Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Fund in the future even if economies of scale were achieved. The Board considered that the Fund’s potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.
Profitability of the Adviser and Affiliates
Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. Since the Fund had not begun oper-
ations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be consid-
ered at the present time.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the compe-
tence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Semi-Annual Report — March 31, 2026 (unaudited)
Investment Advisory Agreement Approval (cont’d)

Morgan Stanley ETF Trust
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief
Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Ad-
viser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management
Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

ETF-NCSR 3.31.26
Morgan Stanley
Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2026 Morgan Stanley. Morgan Stanley Distribution, Inc.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is included in Item 7 for applicable Funds.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Funds last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

 Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)               Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)            Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)           Principal Executive Officer’s Section 302 certification.
(b)                    Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley ETF Trust

By:      /s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:    May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:    May 22, 2026

By:      /s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:    May 22, 2026